UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2652

Name of registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – December 31, 2010

Item 1: Reports to Shareholders

Vanguard 500 Index Fund
Annual Report

December 31, 2010

> Despite a volatile year for the financial markets, U.S. stocks ended 2010 with double-digit gains.

> For the fiscal year ended December 31, 2010, Investor, Admiral, and Signal Shares of Vanguard 500 Index Fund returned about 15%, closely tracking its benchmark index. The fund’s ETF Shares returned just under 16% for the period since their inception in September.

> All ten sectors posted positive results for the period, with consumer discretionary and industrials leading the way.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
Your Fund’s After-Tax Returns.	30
About Your Fund’s Expenses.	31
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard 500 Index Fund
Investor Shares	14.91%
Admiral™ Shares	15.05
Signal® Shares	15.05
ETF Shares (Inception: 9/7/2010)
Market Price	15.96
Net Asset Value	15.89
S&P 500 Index	15.06
Large-Cap Core Funds Average	12.86
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2009 , Through December 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$102.67	$115.82	$1.966	$0.000
Admiral Shares	102.67	115.83	2.084	0.000
Signal Shares	84.81	95.68	1.723	0.000
ETF Shares (Inception: 9/7/2010)	50.08	57.47	0.542	0.000

1

Chairman’s Letter

Dear Shareholder,

Global financial markets took a roller-coaster ride during 2010. Still, despite many ups and downs, Vanguard 500 Index Fund returned about 15% for the period, closely tracking its benchmark, the Standard & Poor’s 500 Index. The fund outperformed the average return of its large-capitalization core fund peers, which stood at about 13% for the year.

In September, Vanguard launched a suite of index mutual funds and exchange-traded funds based on the S&P domestic stock benchmarks. Vanguard S&P 500 ETF, which offers exchange-traded shares of Vanguard’s 500 Index Fund, is among the new offerings. The ETF Shares returned just under 16% for the brief period since their inception.

Please note that on October 6, Vanguard broadened the availability of our lower-cost Admiral Shares. We reduced the Admiral minimums on most of our broad-market index funds to $10,000 from $100,000, as part of our ongoing efforts to lower the cost of investing for our clients.

Although Vanguard 500 Index Fund posted impressive results for the year, it made no capital gains distributions—a benefit to shareholders in taxable accounts. You may wish to review the fund’s after-tax returns that appear later in this report.

Stocks rallied as the forecast seemed to brighten
After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return 17.70%. Small- and mid-capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets. Emerging markets were the best performers. Asia’s developed markets performed weakly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

The fixed income market reprised a familiar theme
Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

3

off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Federal Reserve Board held its target for short-term interest rates near 0%, keeping the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

Gains in all sectors boosted fund returns
During 2010, the S&P 500 Index, a barometer of the market’s larger stocks, hit some rough spots, but it managed to post an impressive return of about 15% for the year. Your fund’s advisor, Vanguard Quantitative Equity Group, closely tracked the index’s performance, consistent with its long tradition of superior index fund management. The market’s recovery was broad-based, and all ten market sectors posted gains for the year.

The consumer discretionary sector was the index’s top performer for the period, gaining almost 28%. Improved consumer sentiment helped boost consumer stocks across the board, including holdings in media conglomerates, hotels, and restaurants. Retailers benefited from a better-than-expected back-to-school season and signs that shoppers were opening their wallets as the holidays approached.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
500 Index Fund	0.18%	0.07%	0.07%	0.06%	1.27%

The fund expense ratios shown are from the prospectus dated September 7, 2010, for the ETF share class and April 29, 2010, for the Investor, Admiral, and Signal share classes and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the fund’s expense ratios were 0.17% for Investor Shares, 0.06% for Admiral Shares, 0.06% for Signal Shares, and 0.06% (annualized) for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Large-Cap Core Funds.

4

Stocks in the industrials sector also helped, returning almost 27% for the year. Equipment and machinery companies rose on high demand from emerging markets, most notably China, India, and Latin American countries.

Your fund benefited from double-digit gains in the energy and financial sectors. In energy, an increase in oil prices boosted gas companies while insurance companies, commercial banks, and real estate investment trusts led the way in financials. Returns from stocks in the information technology and consumer staples sectors also helped returns.

Long-term performance has been competitive
For the decade ended December 31, Investor Shares of 500 Index Fund generated an average annual return of 1.31%. These results were in line with those of the fund’s unmanaged benchmark, the S&P 500 Index, which has no transaction costs or operating expenses. The fund outperformed the –0.09% average annual result posted by its large-cap core fund peers for the same period. The peer group is mostly made up of actively managed funds, whose higher expenses are a drag on performance.

Total Returns
Ten Years Ended December 31, 2010
Average
Annual Return
500 Index Fund Investor Shares	1.31%
S&P 500 Index	1.41
Large-Cap Core Funds Average	-0.09
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Though the fund’s ten-year return is clearly unimpressive, keep in mind the time period that it represents. The 500 Index Fund’s performance reflects a decade that included double-digit negative stock market returns in 2001 and 2002 as the late-1990s tech stock bubble deflated and the trauma of the 2008–2009 financial crisis.

The fund’s advisor, Vanguard Quantitative Equity Group, succeeded in tracking its benchmark index—cold comfort, perhaps, but an important measure of the kind of indexing skill that puts you in position to maximize your share of the market’s returns in better times. The advisor is helped in this task by the fund’s low expenses, which are far below the average for its peer group.

Focus on your goals rather than the market’s swings
Over the past few years, investors have been forced to endure an unusually bumpy ride in the U.S. stock market. While these times have, without a doubt, been nerve-racking, they have also been a good reminder that in can be unwise to let market swings influence your long-term investment strategy. Changes have been swift and unpredictable, potentially imposing penalties on investors who use past performance as a guide to the future.

Vanguard encourages you to create a long-term investment plan that includes a mix of stocks, bonds, and short-term investments appropriate for your goals and risk tolerance. Once your plan is in place, it’s important to stick with that plan, regardless of market conditions.

Such a well-balanced portfolio can help cushion some of the market’s volatility while allowing you to participate in its long-term potential for growth. Vanguard 500 Index Fund can play an important role in your long-term investment plan by providing broad, low-cost exposure to the large-cap segment of the stock market.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 11, 2011

6

500 Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VFINX	VFIAX	VIFSX	VOO
Expense Ratio1	0.18%	0.07%	0.07%	0.06%
30-Day SEC Yield	1.46%	1.58%	1.59%	1.57%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	504	500	3,893
Median Market Cap $47.3B		$47.3B	$29.6B
Price/Earnings Ratio	17.1x	17.1x	18.3x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	20.2%	20.2%	18.8%
Earnings Growth Rate	6.3%	6.3%	6.2%
Dividend Yield	1.9%	1.9%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	5%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.2%
Apple Inc.	Computer
	Hardware	2.6
Microsoft Corp.	Systems Software	1.8
General Electric Co.	Industrial
	Conglomerates	1.7
Chevron Corp.	Integrated Oil &
	Gas	1.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Procter & Gamble Co.	Household
	Products	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Johnson & Johnson	Pharmaceuticals	1.5
JPMorgan Chase & Co.	Diversified Financial
	Services	1.4
Top Ten		18.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The fund expense ratios shown are from the prospectus dated September 7, 2010, for the ETF share class and April 29, 2010, for the Investor, Admiral, and Signal share classes and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the fund’s expense ratios were 0.17% for Investor Shares, 0.06% for Admiral Shares, 0.06% for Signal Shares, and 0.06% (annualized) for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

7

500 Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.6%	10.6%	11.9%
Consumer Staples	10.6	10.6	9.5
Energy	12.0	12.0	10.6
Financials	16.1	16.1	16.6
Health Care	10.9	10.9	10.7
Industrials	11.0	11.0	11.4
Information
Technology	18.7	18.7	18.9
Materials	3.7	3.7	4.5
Telecommunication
Services	3.1	3.1	2.7
Utilities	3.3	3.3	3.2

Investment Focus

8

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	500 Index Fund Investor Shares	14.91%	2.21%	1.31%	$11,393
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	2.64	12,981
– – – –	S&P 500 Index	15.06	2.29	1.41	11,507
	Large-Cap Core Funds Average	12.86	1.37	-0.09	9,911
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Admiral Shares	15.05%	2.31%	1.40%	$11,488
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	12,981
S&P 500 Index	15.06	2.29	1.41	11,507

See Financial Highlights for dividend and capital gains information.

9

500 Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/29/2006)	Investment
500 Index Fund Signal Shares	15.05%	0.77%	$10,331
Dow Jones U.S. Total Stock Market
Index	17.70	1.88	10,825
S&P 500 Index	15.06	0.74	10,319
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

	Since	Final Value
	Inception	of a $10,000
	(9/7/2010)	Investment
500 Index Fund
ETF Shares Net Asset Value	15.89%	$11,589
Dow Jones U.S. Total Stock Market Index	17.45	11,745
S&P 500 Index	15.91	11,591
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: September 7, 2010, Through December 31, 2010

Since
Inception
(9/7/2010)
500 Index Fund
ETF Shares Market Price	15.96%
500 Index Fund
ETF Shares Net Asset Value	15.89
S&P 500 Index	15.91
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

10

500 Index Fund

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

11

500 Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.6%)
	McDonald’s Corp.	9,459,937	726,145
	Walt Disney Co.	16,954,999	635,982
*	Amazon.com Inc.	3,174,814	571,467
*	Ford Motor Co.	33,547,329	563,260
	Comcast Corp. Class A	23,677,792	520,201
	Home Depot Inc.	14,673,834	514,465
	Target Corp.	6,340,038	381,226
	Time Warner Inc.	9,932,446	319,527
	Lowe’s Cos. Inc.	12,356,287	309,896
*	DIRECTV Class A	7,464,925	298,074
	News Corp. Class A	20,447,473	297,715
	NIKE Inc. Class B	3,422,993	292,392
	Johnson Controls Inc.	6,038,103	230,656
	Viacom Inc. Class B	5,412,813	214,402
	Starbucks Corp.	6,635,528	213,199
	Time Warner Cable Inc.	3,185,057	210,309
	Yum! Brands Inc.	4,195,475	205,788
	Carnival Corp.	3,855,936	177,797
*	priceline.com Inc.	439,577	175,633
	TJX Cos. Inc.	3,543,747	157,307
	Staples Inc.	6,475,094	147,438
	Coach Inc.	2,653,593	146,770
*	Kohl’s Corp.	2,617,802	142,251
	Omnicom Group Inc.	2,697,075	123,526
	CBS Corp. Class B	6,096,200	116,133
*	Bed Bath & Beyond Inc.	2,319,838	114,020
	Marriott International Inc.
	Class A	2,576,314	107,020
*	Discovery
	Communications Inc.
	Class A	2,545,491	106,147
	Starwood Hotels &
	Resorts Worldwide Inc.	1,706,919	103,747
	Best Buy Co. Inc.	2,956,388	101,375
	McGraw-Hill Cos. Inc.	2,748,597	100,076
	Stanley Black &
	Decker Inc.	1,485,518	99,337

			Market
			Value
		Shares	($000)
	Macy’s Inc.	3,791,396	95,922
	Gap Inc.	3,933,958	87,098
	Fortune Brands Inc.	1,365,969	82,300
	Mattel Inc.	3,212,564	81,695
*	O’Reilly Automotive Inc.	1,255,799	75,875
	Harley-Davidson Inc.	2,110,934	73,186
	Limited Brands Inc.	2,367,881	72,765
	Cablevision
	Systems Corp.
	Class A	2,148,936	72,720
	Genuine Parts Co.	1,410,330	72,406
	Tiffany & Co.	1,131,556	70,462
	Wynn Resorts Ltd.	676,835	70,283
	JC Penney Co. Inc.	2,116,769	68,393
	Ross Stores Inc.	1,079,735	68,293
*	NetFlix Inc.	388,300	68,224
	VF Corp.	777,858	67,036
*	AutoZone Inc.	243,711	66,433
	Polo Ralph Lauren Corp.
	Class A	578,677	64,187
*	CarMax Inc.	2,013,047	64,176
	Nordstrom Inc.	1,506,921	63,863
	Whirlpool Corp.	680,535	60,452
	Darden Restaurants Inc.	1,239,136	57,545
	Hasbro Inc.	1,219,277	57,525
	Family Dollar Stores Inc.	1,128,499	56,098
	Newell Rubbermaid Inc.	2,601,488	47,295
	International Game
	Technology	2,672,232	47,272
	Wyndham
	Worldwide Corp.	1,566,300	46,926
*	Interpublic Group
	of Cos. Inc.	4,383,034	46,548
	Expedia Inc.	1,810,482	45,425
	Abercrombie & Fitch Co.	786,363	45,318
*	Apollo Group Inc. Class A	1,137,913	44,936
	Scripps Networks
	Interactive Inc. Class A	806,295	41,726
*	Urban Outfitters Inc.	1,154,249	41,334

12

500 Index Fund

			Market
			Value
		Shares	($000)
	H&R Block Inc.	2,761,524	32,890
	Gannett Co. Inc.	2,139,141	32,280
*	GameStop Corp. Class A	1,358,175	31,075
	DR Horton Inc.	2,517,882	30,038
	Leggett & Platt Inc.	1,312,106	29,864
*,^	Sears Holdings Corp.	394,754	29,113
*	Harman International
	Industries Inc.	623,087	28,849
	Comcast Corp. Class A
	Special Shares	1,304,720	27,151
	DeVry Inc.	559,191	26,830
	Lennar Corp. Class A	1,428,407	26,783
*	Goodyear Tire &
	Rubber Co.	2,174,197	25,764
*	Pulte Group Inc.	3,017,356	22,691
^	Washington Post Co.
	Class B	49,258	21,649
*	Big Lots Inc.	678,862	20,678
	RadioShack Corp.	1,022,969	18,915
*,^	AutoNation Inc.	571,082	16,104
	Meredith Corp.	326,797	11,323
			10,878,995
Consumer Staples (10.6%)
	Procter & Gamble Co.	25,064,074	1,612,372
	Coca-Cola Co.	20,791,536	1,367,459
	Philip Morris
	International Inc.	16,246,024	950,880
	Wal-Mart Stores Inc.	17,541,723	946,025
	PepsiCo Inc.	14,190,648	927,075
	Kraft Foods Inc.	15,640,416	492,829
	Altria Group Inc.	18,694,179	460,251
	CVS Caremark Corp.	12,166,475	423,028
	Colgate-Palmolive Co.	4,321,860	347,348
	Walgreen Co.	8,289,121	322,944
	Costco Wholesale Corp.	3,870,960	279,522
	Kimberly-Clark Corp.	3,651,184	230,171
	General Mills Inc.	5,732,930	204,035
	Archer-Daniels-
	Midland Co.	5,720,373	172,069
	Sysco Corp.	5,238,555	154,013
	HJ Heinz Co.	2,871,752	142,037
	Kroger Co.	5,709,871	127,673
	Kellogg Co.	2,274,734	116,193
	Mead Johnson
	Nutrition Co.	1,831,553	114,014
	Avon Products Inc.	3,842,483	111,663
	Lorillard Inc.	1,339,406	109,912
	Sara Lee Corp.	5,723,430	100,217
	Reynolds American Inc.	3,027,616	98,761
	ConAgra Foods Inc.	3,936,807	88,893
	Estee Lauder Cos. Inc.
	Class A	1,016,606	82,040
	Clorox Co.	1,248,354	78,996
	Coca-Cola
	Enterprises Inc.	3,033,032	75,917

			Market
			Value
		Shares	($000)
	Safeway Inc.	3,337,614	75,063
	Dr Pepper Snapple
	Group Inc.	2,033,106	71,484
	Molson Coors
	Brewing Co. Class B	1,416,289	71,083
	JM Smucker Co.	1,069,815	70,233
*	Whole Foods Market Inc.	1,317,885	66,672
	Hershey Co.	1,384,758	65,291
	Brown-Forman Corp.
	Class B	930,366	64,772
	Campbell Soup Co.	1,714,481	59,578
	McCormick & Co. Inc.	1,190,129	55,377
	Tyson Foods Inc. Class A	2,667,834	45,940
*	Constellation Brands Inc.
	Class A	1,599,722	35,434
	Hormel Foods Corp.	620,827	31,824
	SUPERVALU Inc.	1,906,853	18,363
*	Dean Foods Co.	1,635,278	14,456
			10,881,907
Energy (12.0%)
	Exxon Mobil Corp.	45,151,393	3,301,470
	Chevron Corp.	18,019,339	1,644,265
	Schlumberger Ltd.	12,216,661	1,020,091
	ConocoPhillips	13,155,376	895,881
	Occidental
	Petroleum Corp.	7,275,848	713,761
	Apache Corp.	3,421,893	407,992
	Anadarko
	Petroleum Corp.	4,437,396	337,952
	Halliburton Co.	8,143,800	332,511
	Devon Energy Corp.	3,867,095	303,606
	National Oilwell
	Varco Inc.	3,757,278	252,677
	Marathon Oil Corp.	6,356,301	235,374
	Baker Hughes Inc.	3,861,440	220,759
	EOG Resources Inc.	2,274,347	207,898
	Hess Corp.	2,686,215	205,603
	Peabody Energy Corp.	2,414,172	154,459
	Chesapeake Energy Corp.	5,854,808	151,698
	Spectra Energy Corp.	5,803,821	145,038
	Noble Energy Inc.	1,567,686	134,946
	Williams Cos. Inc.	5,235,656	129,425
	Murphy Oil Corp.	1,722,310	128,398
	Valero Energy Corp.	5,069,469	117,206
*	Southwestern Energy Co.	3,104,758	116,211
*	Cameron
	International Corp.	2,171,709	110,171
	Consol Energy Inc.	2,022,032	98,554
*	FMC Technologies Inc.	1,071,751	95,289
	Pioneer Natural
	Resources Co.	1,039,399	90,241
	El Paso Corp.	6,304,161	86,745
*	Newfield Exploration Co.	1,198,582	86,430
*	Denbury Resources Inc.	3,578,220	68,308
	Range Resources Corp.	1,434,498	64,524

13

500 Index Fund

			Market
			Value
		Shares	($000)
*	Nabors Industries Ltd.	2,557,823	60,007
	EQT Corp.	1,336,914	59,947
	QEP Resources Inc.	1,572,169	57,085
	Massey Energy Co.	915,457	49,114
	Helmerich & Payne Inc.	948,793	45,998
	Sunoco Inc.	1,080,804	43,567
	Diamond Offshore
	Drilling Inc.	623,126	41,668
*	Rowan Cos. Inc.	1,131,006	39,483
	Cabot Oil & Gas Corp.	930,689	35,227
*	Tesoro Corp.	1,284,595	23,816
			12,313,395
Financials (16.0%)
	JPMorgan Chase & Co.	35,002,987	1,484,827
	Wells Fargo & Co.	46,997,545	1,456,454
*	Citigroup Inc.	260,116,299	1,230,350
	Bank of America Corp.	90,302,687	1,204,638
*	Berkshire Hathaway Inc.
	Class B	13,965,597	1,118,784
	Goldman Sachs
	Group Inc.	4,577,596	769,769
	US Bancorp	17,176,275	463,244
	American Express Co.	9,377,134	402,467
	Morgan Stanley	13,546,004	368,587
	MetLife Inc.	8,114,708	360,618
	Bank of New York
	Mellon Corp.	11,106,776	335,425
	PNC Financial Services
	Group Inc.	4,707,789	285,857
	Simon Property
	Group Inc.	2,622,476	260,910
	Prudential Financial Inc.	4,345,686	255,135
	Aflac Inc.	4,219,501	238,106
	Travelers Cos. Inc.	4,110,103	228,974
	State Street Corp.	4,494,953	208,296
	CME Group Inc.	600,028	193,059
	ACE Ltd.	3,038,763	189,163
	Capital One
	Financial Corp.	4,091,029	174,114
	BB&T Corp.	6,211,338	163,296
	Chubb Corp.	2,730,199	162,829
	Allstate Corp.	4,818,582	153,616
	Charles Schwab Corp.	8,879,179	151,923
	T Rowe Price Group Inc.	2,295,914	148,178
	Franklin Resources Inc.	1,303,582	144,971
	AON Corp.	2,953,791	135,904
	Marsh &
	McLennan Cos. Inc.	4,865,649	133,027
	Equity Residential	2,546,758	132,304
	SunTrust Banks Inc.	4,476,317	132,096
	Ameriprise Financial Inc.	2,220,025	127,762
	Public Storage	1,250,483	126,824
*	Berkshire Hathaway Inc.
	Class A	1,019	122,739
	Vornado Realty Trust	1,455,532	121,290

			Market
			Value
		Shares	($000)
	Northern Trust Corp.	2,168,374	120,150
	HCP Inc.	3,261,943	120,007
	Progressive Corp.	5,940,519	118,038
	Loews Corp.	2,832,109	110,197
	Boston Properties Inc.	1,254,393	108,003
	Host Hotels &
	Resorts Inc.	5,962,179	106,544
	Hartford Financial
	Services Group Inc.	3,980,067	105,432
	Fifth Third Bancorp	7,129,254	104,657
	Invesco Ltd.	4,136,819	99,532
	Principal Financial
	Group Inc.	2,868,100	93,385
	M&T Bank Corp.	1,068,799	93,039
	Weyerhaeuser Co.	4,798,333	90,832
	Discover Financial
	Services	4,875,722	90,347
	AvalonBay
	Communities Inc.	763,535	85,936
	Lincoln National Corp.	2,839,106	78,956
	Regions Financial Corp.	11,258,045	78,806
*	Intercontinental-
	Exchange Inc.	654,847	78,025
	Ventas Inc.	1,407,955	73,890
	ProLogis	5,094,388	73,563
*,^	American International
	Group Inc.	1,253,591	72,232
	NYSE Euronext	2,336,672	70,053
	KeyCorp	7,882,659	69,762
	Unum Group	2,839,272	68,767
	Comerica Inc.	1,580,014	66,740
	Kimco Realty Corp.	3,638,645	65,641
	XL Group plc Class A	2,897,214	63,217
	Health Care REIT Inc.	1,299,224	61,895
	Hudson City Bancorp Inc.	4,720,955	60,145
*	Genworth Financial Inc.
	Class A	4,387,527	57,652
*	SLM Corp.	4,354,187	54,819
	Plum Creek
	Timber Co. Inc.	1,448,676	54,253
*	CB Richard Ellis
	Group Inc. Class A	2,601,559	53,280
	Huntington
	Bancshares Inc.	7,727,278	53,086
	Leucadia National Corp.	1,766,721	51,553
	Legg Mason Inc.	1,369,604	49,676
	Moody’s Corp.	1,827,392	48,499
	People’s United
	Financial Inc.	3,302,882	46,273
	Cincinnati Financial Corp.	1,458,060	46,206
	Torchmark Corp.	716,567	42,808
	Zions Bancorporation	1,592,992	38,598
	Assurant Inc.	954,965	36,785
	Marshall & Ilsley Corp.	4,727,572	32,715
*	NASDAQ OMX Group Inc.	1,335,302	31,660

14

500 Index Fund

			Market
			Value
		Shares	($000)
*	E*Trade Financial Corp.	1,779,987	28,480
*	First Horizon
	National Corp.	2,340,508	27,571
	Apartment Investment &
	Management Co.	1,049,257	27,113
^	Federated Investors Inc.
	Class B	821,945	21,510
	Janus Capital Group Inc.	1,648,043	21,375
			16,437,239
Health Care (10.9%)
	Johnson & Johnson	24,590,028	1,520,893
	Pfizer Inc.	71,721,344	1,255,841
	Merck & Co. Inc.	27,586,186	994,206
	Abbott Laboratories	13,841,151	663,130
*	Amgen Inc.	8,459,790	464,442
	Bristol-Myers Squibb Co.	15,326,207	405,838
	Medtronic Inc.	9,669,069	358,626
	UnitedHealth Group Inc.	9,848,653	355,635
	Eli Lilly & Co.	9,085,953	318,372
	Baxter International Inc.	5,217,583	264,114
*	Gilead Sciences Inc.	7,269,182	263,435
*	Express Scripts Inc.	4,719,046	255,064
*	Celgene Corp.	4,213,978	249,215
*	Medco Health
	Solutions Inc.	3,799,905	232,820
*	WellPoint Inc.	3,524,164	200,384
*	Thermo Fisher
	Scientific Inc.	3,558,800	197,015
	Allergan Inc.	2,753,317	189,070
	Becton Dickinson and Co.	2,058,929	174,021
*	Genzyme Corp.	2,318,858	165,103
	Stryker Corp.	3,057,836	164,206
	McKesson Corp.	2,265,727	159,462
*	Biogen Idec Inc.	2,133,608	143,058
*	St. Jude Medical Inc.	3,069,497	131,221
*	Agilent Technologies Inc.	3,101,147	128,481
	Cardinal Health Inc.	3,124,360	119,694
	Aetna Inc.	3,582,194	109,293
*	Boston Scientific Corp.	13,609,604	103,025
*	Zimmer Holdings Inc.	1,767,644	94,887
*	Life Technologies Corp.	1,671,713	92,780
*	Intuitive Surgical Inc.	351,792	90,674
	CIGNA Corp.	2,425,550	88,921
	AmerisourceBergen Corp.
	Class A	2,474,072	84,415
*	Hospira Inc.	1,495,825	83,302
*	Humana Inc.	1,506,861	82,486
*	Mylan Inc.	3,896,471	82,332
*	Forest Laboratories Inc.	2,557,085	81,776
*	Laboratory Corp. of
	America Holdings	910,512	80,052
	CR Bard Inc.	831,709	76,326
*	Varian Medical
	Systems Inc.	1,065,233	73,799
	Quest Diagnostics Inc.	1,266,241	68,339

			Market
			Value
		Shares	($000)
*	Waters Corp.	817,570	63,533
*	DaVita Inc.	871,162	60,537
*	Cerner Corp.	638,747	60,515
*	Watson
	Pharmaceuticals Inc.	1,121,821	57,942
*	CareFusion Corp.	1,995,861	51,294
	DENTSPLY
	International Inc.	1,272,001	43,464
*	Cephalon Inc.	674,075	41,604
*	Coventry Health Care Inc.	1,329,962	35,111
*	Tenet Healthcare Corp.	4,345,961	29,074
	PerkinElmer Inc.	1,056,775	27,286
	Patterson Cos. Inc.	866,854	26,552
			11,162,665
Industrials (11.0%)
	General Electric Co.	95,402,952	1,744,920
	United
	Technologies Corp.	8,268,115	650,866
	United Parcel Service Inc.
	Class B	8,854,817	642,683
	3M Co.	6,400,742	552,384
	Caterpillar Inc.	5,683,085	532,278
	Boeing Co.	6,568,328	428,649
	Union Pacific Corp.	4,415,518	409,142
	Emerson Electric Co.	6,739,116	385,275
	Honeywell
	International Inc.	6,985,465	371,347
	Deere & Co.	3,795,162	315,188
	FedEx Corp.	2,817,175	262,025
	General Dynamics Corp.	3,382,202	240,001
	Illinois Tool Works Inc.	4,440,393	237,117
	Danaher Corp.	4,801,323	226,478
	CSX Corp.	3,350,298	216,463
	Norfolk Southern Corp.	3,253,447	204,382
	Cummins Inc.	1,771,031	194,831
	PACCAR Inc.	3,265,366	187,497
	Lockheed Martin Corp.	2,643,972	184,840
	Tyco International Ltd.	4,382,240	181,600
	Precision Castparts Corp.	1,276,858	177,751
	Northrop Grumman Corp.	2,614,273	169,353
	Waste Management Inc.	4,260,041	157,068
	Eaton Corp.	1,506,775	152,953
	Raytheon Co.	3,203,319	148,442
	Ingersoll-Rand plc	2,900,941	136,605
	Parker Hannifin Corp.	1,444,427	124,654
	CH Robinson
	Worldwide Inc.	1,486,353	119,191
	Fluor Corp.	1,600,726	106,064
	Expeditors International
	of Washington Inc.	1,901,209	103,806
	Goodrich Corp.	1,122,504	98,859
	Dover Corp.	1,672,295	97,746
	Rockwell Automation Inc.	1,269,364	91,026
	Southwest Airlines Co.	6,688,695	86,819
	ITT Corp.	1,643,705	85,654

15

500 Index Fund

			Market
			Value
		Shares	($000)
	Republic Services Inc.
	Class A	2,752,091	82,177
	Rockwell Collins Inc.	1,404,252	81,812
	Fastenal Co.	1,319,885	79,074
	WW Grainger Inc.	519,320	71,723
	L-3 Communications
	Holdings Inc.	1,013,333	71,430
	Roper Industries Inc.	847,542	64,778
*	Stericycle Inc.	765,643	61,956
	Flowserve Corp.	499,811	59,587
	Textron Inc.	2,460,981	58,178
*	Jacobs Engineering
	Group Inc.	1,128,835	51,757
	Pall Corp.	1,031,099	51,122
	Iron Mountain Inc.	1,791,494	44,805
	Pitney Bowes Inc.	1,820,343	44,016
	Avery Dennison Corp.	966,460	40,920
	Masco Corp.	3,213,601	40,684
	Robert Half
	International Inc.	1,319,794	40,386
	Equifax Inc.	1,104,609	39,324
*	Quanta Services Inc.	1,929,131	38,428
	Dun & Bradstreet Corp.	446,906	36,687
	RR Donnelley & Sons Co.	1,848,616	32,295
	Cintas Corp.	1,134,150	31,711
	Snap-On Inc.	521,063	29,482
	Ryder System Inc.	464,174	24,434
*	Raytheon Co.
	Warrants Exp.
	6/16/2011	60,569	528
			11,201,251
Information Technology (18.6%)
*	Apple Inc.	8,213,640	2,649,392
	Microsoft Corp.	67,413,857	1,882,195
	International Business
	Machines Corp.	11,124,091	1,632,572
*	Google Inc. Class A	2,233,355	1,326,546
	Oracle Corp.	34,659,880	1,084,854
	Intel Corp.	49,945,508	1,050,354
*	Cisco Systems Inc.	49,629,978	1,004,014
	Hewlett-Packard Co.	20,305,284	854,852
	QUALCOMM Inc.	14,484,961	716,861
*	EMC Corp.	18,448,503	422,471
	Texas Instruments Inc.	10,513,157	341,678
	Visa Inc. Class A	4,363,103	307,075
*	eBay Inc.	10,272,542	285,885
	Corning Inc.	13,993,584	270,356
	Automatic Data
	Processing Inc.	4,416,022	204,374
*	Dell Inc.	15,036,298	203,742
*	Cognizant Technology
	Solutions Corp. Class A	2,717,216	199,145
	Mastercard Inc. Class A	867,170	194,341
*	Yahoo! Inc.	11,670,998	194,089

			Market
			Value
		Shares	($000)
*	Motorola Inc.	21,035,391	190,791
*	NetApp Inc.	3,235,944	177,847
	Broadcom Corp. Class A	4,077,531	177,576
*	Juniper Networks Inc.	4,684,487	172,951
	Applied Materials Inc.	11,962,515	168,073
	Xerox Corp.	12,420,158	143,080
*	Adobe Systems Inc.	4,554,676	140,193
*	Salesforce.com Inc.	1,058,834	139,766
*	Intuit Inc.	2,502,880	123,392
*	Symantec Corp.	6,949,998	116,343
*	Citrix Systems Inc.	1,681,186	115,010
	Western Union Co.	5,872,081	109,045
*	SanDisk Corp.	2,099,527	104,682
	Analog Devices Inc.	2,673,891	100,725
	Altera Corp.	2,798,351	99,565
*	F5 Networks Inc.	723,761	94,205
	Paychex Inc.	2,881,824	89,077
	CA Inc.	3,435,319	83,959
	Amphenol Corp. Class A	1,563,235	82,508
*	NVIDIA Corp.	5,201,603	80,105
*	Fiserv Inc.	1,331,393	77,966
*	Red Hat Inc.	1,706,229	77,889
*	Autodesk Inc.	2,035,790	77,767
*	Akamai Technologies Inc.	1,632,444	76,807
*	BMC Software Inc.	1,590,617	74,982
	Linear Technology Corp.	2,017,919	69,800
*	Western Digital Corp.	2,057,302	69,743
	Computer Sciences Corp.	1,382,978	68,596
	Xilinx Inc.	2,319,737	67,226
	Fidelity
	National Information
	Services Inc.	2,371,003	64,942
*	McAfee Inc.	1,379,992	63,907
*,^	First Solar Inc.	484,083	62,999
*	Teradata Corp.	1,499,521	61,720
*	Micron Technology Inc.	7,670,273	61,516
	KLA-Tencor Corp.	1,495,595	57,790
^	Microchip
	Technology Inc.	1,672,471	57,215
	Harris Corp.	1,148,302	52,018
	VeriSign Inc.	1,539,664	50,301
*	Electronic Arts Inc.	2,970,606	48,659
*	FLIR Systems Inc.	1,419,685	42,236
*	Advanced Micro
	Devices Inc.	5,126,555	41,935
*	SAIC Inc.	2,631,977	41,743
	Jabil Circuit Inc.	1,758,941	35,337
*	LSI Corp.	5,531,836	33,136
	National
	Semiconductor Corp.	2,147,111	29,544
*	JDS Uniphase Corp.	1,997,860	28,929
	Molex Inc.	1,235,629	28,074
*	Monster Worldwide Inc.	1,166,779	27,571
*	Novellus Systems Inc.	809,142	26,151

16

500 Index Fund

			Market
			Value
		Shares	($000)
*	Lexmark International Inc.
	Class A	703,990	24,513
*	MEMC Electronic
	Materials Inc.	2,037,588	22,943
*	Compuware Corp.	1,965,190	22,934
*	Teradyne Inc.	1,624,522	22,808
	Total System
	Services Inc.	1,464,590	22,525
	Tellabs Inc.	3,310,200	22,443
*	Novell Inc.	3,147,497	18,633
*	QLogic Corp.	947,624	16,129
	Molex Inc. Class A	4,051	76
			19,083,192
Materials (3.7%)
	Freeport-McMoRan
	Copper & Gold Inc.	4,216,153	506,318
	EI du Pont de
	Nemours & Co.	8,173,850	407,712
	Dow Chemical Co.	10,392,874	354,813
	Monsanto Co.	4,802,679	334,459
	Newmont Mining Corp.	4,414,756	271,198
	Praxair Inc.	2,743,219	261,895
	Air Products &
	Chemicals Inc.	1,918,453	174,483
	Alcoa Inc.	9,145,404	140,748
	Nucor Corp.	2,826,742	123,868
	PPG Industries Inc.	1,459,486	122,699
	International Paper Co.	3,916,589	106,688
	Ecolab Inc.	2,078,295	104,788
	Cliffs Natural
	Resources Inc.	1,212,719	94,604
	CF Industries
	Holdings Inc.	636,821	86,066
^	United States Steel Corp.	1,287,215	75,199
	Sigma-Aldrich Corp.	1,085,924	72,279
	Sherwin-Williams Co.	803,078	67,258
	Eastman Chemical Co.	646,674	54,372
	Ball Corp.	790,660	53,804
	FMC Corp.	649,794	51,912
	Vulcan Materials Co.	1,149,392	50,987
	Allegheny
	Technologies Inc.	883,702	48,763
*	Owens-Illinois Inc.	1,466,095	45,009
	Airgas Inc.	669,809	41,836
	International Flavors &
	Fragrances Inc.	715,779	39,790
	MeadWestvaco Corp.	1,506,128	39,400
	Sealed Air Corp.	1,430,131	36,397
	Bemis Co. Inc.	970,743	31,705
	AK Steel Holding Corp.	987,750	16,170
*	Titanium Metals Corp.	809,096	13,900
			3,829,120

			Market
			Value
		Shares	($000)
Telecommunication Services (3.1%)
	AT&T Inc.	52,918,393	1,554,742
	Verizon
	Communications Inc.	25,310,951	905,626
*	American Tower Corp.
	Class A	3,573,175	184,519
	CenturyLink Inc.	2,714,999	125,352
	Qwest Communications
	International Inc.	15,603,046	118,739
*	Sprint Nextel Corp.	26,743,813	113,126
	Frontier
	Communications Corp.	8,898,169	86,579
	Windstream Corp.	4,333,896	60,415
*	MetroPCS
	Communications Inc.	2,347,974	29,655
			3,178,753
Utilities (3.3%)
	Southern Co.	7,509,218	287,077
	Exelon Corp.	5,922,076	246,595
	Dominion Resources Inc.	5,197,681	222,045
	Duke Energy Corp.	11,859,557	211,219
	NextEra Energy Inc.	3,723,265	193,573
	PG&E Corp.	3,510,371	167,936
	American Electric
	Power Co. Inc.	4,300,116	154,718
	Public Service Enterprise
	Group Inc.	4,529,797	144,093
	Consolidated Edison Inc.	2,601,282	128,946
	Entergy Corp.	1,619,694	114,723
	Progress Energy Inc.	2,622,727	114,036
	PPL Corp.	4,327,008	113,887
	Sempra Energy	2,149,205	112,790
	Edison International	2,917,072	112,599
	FirstEnergy Corp.	2,729,233	101,036
	Xcel Energy Inc.	4,119,394	97,012
*	AES Corp.	5,926,782	72,188
	DTE Energy Co.	1,514,057	68,617
	Wisconsin Energy Corp.	1,047,839	61,676
	Ameren Corp.	2,146,989	60,524
	CenterPoint Energy Inc.	3,788,574	59,556
	Constellation Energy
	Group Inc.	1,788,702	54,788
	Oneok Inc.	954,281	52,934
	Northeast Utilities	1,579,727	50,362
	NiSource Inc.	2,491,331	43,897
*	NRG Energy Inc.	2,212,871	43,239
	SCANA Corp.	1,013,525	41,149
	CMS Energy Corp.	2,191,738	40,766
	Pinnacle West
	Capital Corp.	973,702	40,360
	Allegheny Energy Inc.	1,521,335	36,877
	Pepco Holdings Inc.	2,014,400	36,763
	TECO Energy Inc.	1,923,406	34,237

17

500 Index Fund

			Market
			Value
		Shares	($000)
	Integrys Energy
	Group Inc.	696,164	33,771
	Nicor Inc.	408,014	20,368
			3,374,357
Total Common Stocks
(Cost $74,435,238)			102,340,874
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
2,3	Vanguard Market
	Liquidity Fund,
	0.211%	373,300,225	373,300

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae
	Discount Notes,
	0.240%, 6/22/11	5,000	4,994
4,5	Freddie Mac
	Discount Notes,
	0.240%, 3/14/11	15,000	14,994
4,5	Freddie Mac
	Discount Notes,
	0.185%, 3/28/11	5,000	4,997
			24,985
Total Temporary Cash Investments
(Cost $398,285)			398,285
Total Investments (100.2%)
(Cost $74,833,523)			102,739,159
Other Assets and Liabilities (-0.2%)
Other Assets			1,551,047
Liabilities[3]			(1,709,790)
			(158,743)
Net Assets (100%)			102,580,416

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	77,333,798
Overdistributed Net Investment Income	(138,844)
Accumulated Net Realized Losses	(2,523,164)
Unrealized Appreciation (Depreciation)
Investment Securities	27,905,636
Futures Contracts	2,990
Net Assets	102,580,416

Investor Shares—Net Assets
Applicable to 275,459,252 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	31,904,010
Net Asset Value Per Share—
Investor Shares	$115.82

Admiral Shares—Net Assets
Applicable to 444,094,927 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	51,437,695
Net Asset Value Per Share—
Admiral Shares	$115.83

Signal Shares—Net Assets
Applicable to 198,351,097 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	18,977,465
Net Asset Value Per Share—
Signal Shares	$95.68

ETF Shares—Net Assets
Applicable to 4,545,526 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	261,246
Net Asset Value Per Share—
ETF Shares	$57.47

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $146,631,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $151,347,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $17,992,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	1,986,510
Interest[1]	380
Security Lending	6,573
Total Income	1,993,463
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,950
Management and Administrative—Investor Shares	62,893
Management and Administrative—Admiral Shares	10,828
Management and Administrative—Signal Shares	4,123
Management and Administrative—ETF Shares	21
Marketing and Distribution—Investor Shares	11,771
Marketing and Distribution—Admiral Shares	5,380
Marketing and Distribution—Signal Shares	4,641
Marketing and Distribution—ETF Shares	1
Custodian Fees	1,059
Auditing Fees	33
Shareholders’ Reports—Investor Shares	1,173
Shareholders’ Reports—Admiral Shares	92
Shareholders’ Reports—Signal Shares	115
Shareholders’ Reports—ETF Shares	—
Trustees’ Fees and Expenses	156
Total Expenses	107,236
Net Investment Income	1,886,227
Realized Net Gain (Loss)
Investment Securities Sold	1,286,947
Futures Contracts	9,311
Realized Net Gain (Loss)	1,296,258
Change in Unrealized Appreciation (Depreciation)
Investment Securities	10,283,344
Futures Contracts	2,794
Change in Unrealized Appreciation (Depreciation)	10,286,138
Net Increase (Decrease) in Net Assets Resulting from Operations	13,468,623
1 Interest income from an affiliated company of the fund was $287,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,886,227	1,976,600
Realized Net Gain (Loss)	1,296,258	5,105,226
Change in Unrealized Appreciation (Depreciation)	10,286,138	12,793,273
Net Increase (Decrease) in Net Assets Resulting from Operations	13,468,623	19,875,099
Distributions
Net Investment Income
Investor Shares	(821,569)	(992,312)
Admiral Shares	(666,060)	(603,880)
Signal Shares	(332,468)	(359,090)
ETF Shares	(1,184)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(1,821,281)	(1,955,282)
Capital Share Transactions
Investor Shares	(21,636,466)	204,042
Admiral Shares	18,712,213	59,911
Signal Shares	325,876	213,059
ETF Shares	248,592	—
Net Increase (Decrease) from Capital Share Transactions	(2,349,785)	477,012
Total Increase (Decrease)	9,297,557	18,396,829
Net Assets
Beginning of Period	93,282,859	74,886,030
End of Period[1]	102,580,416	93,282,859
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($138,844,000) and ($203,790,000).

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$102.67	$83.09	$135.15	$130.59	$114.92
Investment Operations
Net Investment Income	2.020	2.131	2.443	2.470	2.110
Net Realized and Unrealized Gain (Loss)
on Investments	13.096	19.553	(51.998)	4.580	15.700
Total from Investment Operations	15.116	21.684	(49.555)	7.050	17.810
Distributions
Dividends from Net Investment Income	(1.966)	(2.104)	(2.505)	(2.490)	(2.140)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.966)	(2.104)	(2.505)	(2.490)	(2.140)
Net Asset Value, End of Period	$115.82	$102.67	$83.09	$135.15	$130.59

Total Return[1]	14.91%	26.49%	-37.02%	5.39%	15.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,904	$48,313	$38,778	$63,327	$72,013
Ratio of Total Expenses to
Average Net Assets	0.17%	0.18%	0.16%	0.15%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.94%	2.42%	2.16%	1.81%	1.74%
Portfolio Turnover Rate[2]	5%	12%	6%	5%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$102.67	$83.09	$135.15	$130.59	$114.92
Investment Operations
Net Investment Income	2.152	2.227	2.534	2.583	2.222
Net Realized and Unrealized Gain (Loss)
on Investments	13.092	19.556	(52.000)	4.576	15.700
Total from Investment Operations	15.244	21.783	(49.466)	7.159	17.922
Distributions
Dividends from Net Investment Income	(2.084)	(2.203)	(2.594)	(2.599)	(2.252)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.084)	(2.203)	(2.594)	(2.599)	(2.252)
Net Asset Value, End of Period	$115.83	$102.67	$83.09	$135.15	$130.59

Total Return	15.05%	26.62%	-36.97%	5.47%	15.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,438	$28,380	$23,009	$37,113	$46,467
Ratio of Total Expenses to
Average Net Assets	0.06%	0.07%	0.08%	0.07%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.53%	2.24%	1.89%	1.83%
Portfolio Turnover Rate[1]	5%	12%	6%	5%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Financial Highlights

Signal Shares
					Sept. 29,
					2006[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$84.81	$68.64	$111.64	$107.86	$101.61
Investment Operations
Net Investment Income	1.780	1.839	2.092	2.119	.502
Net Realized and Unrealized Gain (Loss)
on Investments	10.813	16.151	(42.952)	3.794	6.287
Total from Investment Operations	12.593	17.990	(40.860)	5.913	6.789
Distributions
Dividends from Net Investment Income	(1.723)	(1.820)	(2.140)	(2.133)	(.539)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.723)	(1.820)	(2.140)	(2.133)	(.539)
Net Asset Value, End of Period	$95.68	$84.81	$68.64	$111.64	$107.86

Total Return	15.05%	26.61%	-36.97%	5.47%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,977	$16,590	$13,099	$21,433	$713
Ratio of Total Expenses to
Average Net Assets	0.06%	0.07%	0.08%	0.07%	0.09%[2]
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.53%	2.24%	1.89%	1.83%[2]
Portfolio Turnover Rate[3]	5%	12%	6%	5%	5%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

500 Index Fund

Financial Highlights

ETF Shares
September 7, 2010[1] to
For a Share Outstanding Throughout the Period	December 31, 2010
Net Asset Value, Beginning of Period	$50.08
Investment Operations
Net Investment Income	.363
Net Realized and Unrealized Gain (Loss) on Investments	7.569
Total from Investment Operations	7.932
Distributions
Dividends from Net Investment Income	(.542)
Distributions from Realized Capital Gains	—
Total Distributions	(.542)
Net Asset Value, End of Period	$57.47

Total Return	15.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$261
Ratio of Total Expenses to Average Net Assets	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	2.05%[2]
Portfolio Turnover Rate[3]	5%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Signal Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares were first issued on September 7, 2010, and first offered to the public on September 9, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

25

500 Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $16,883,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 6.75% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	102,340,874	—	—
Temporary Cash Investments	373,300	24,985	—
Futures Contracts—Liabilities[1]	(283)	—	—
Total	102,713,891	24,985	—
1 Represents variation margin on the last day of the reporting period.

26

500 Index Fund

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	March 2011	2,000	125,300	770
S&P 500 Index	March 2011	354	110,891	2,220

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $967,491,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $8,777,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,057,911,000 to offset future net capital gains of $293,941,000 through December 31, 2014, and $1,763,970,000 through December 31, 2016. In addition, the fund realized losses of $317,773,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $74,974,401,000.

Net unrealized appreciation of investment securities for tax purposes was $27,764,758,000, consisting of unrealized gains of $37,123,583,000 on securities that had risen in value since their purchase and $9,358,825,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $4,653,528,000 of investment securities and sold $7,170,928,000 of investment securities, other than temporary cash investments.

27

500 Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,152,449	58,515	6,999,037	82,421
Issued in Lieu of Cash Distributions	796,796	7,579	961,778	10,704
Redeemed	(28,585,711)	(261,206)	(7,756,773)	(89,256)
Net Increase (Decrease)—Investor Shares	(21,636,466)	(195,112)	204,042	3,869
Admiral Shares
Issued	21,802,511	197,021	3,155,584	36,520
Issued in Lieu of Cash Distributions	591,430	5,509	527,723	5,866
Redeemed	(3,681,728)	(34,849)	(3,623,396)	(42,890)
Net Increase (Decrease)—Admiral Shares	18,712,213	167,681	59,911	(504)
Signal Shares
Issued	4,491,022	50,934	3,948,201	56,496
Issued in Lieu of Cash Distributions	301,194	3,437	323,718	4,362
Redeemed	(4,466,340)	(51,633)	(4,058,860)	(56,083)
Net Increase (Decrease)—Signal Shares	325,876	2,738	213,059	4,775
ETF Shares[1]
Issued	251,293	4,596	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,701)	(50)	—	—
Net Increase (Decrease)—ETF Shares	248,592	4,546	—	—
1 Inception was September 7, 2010, for ETF Shares.

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

28

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2011

Special 2010 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,821,281,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

29

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares
Periods Ended December 31, 2010
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	14.91%	2.21%	1.31%
Returns After Taxes on Distributions	14.60	1.90	0.97
Returns After Taxes on Distributions and Sale of Fund Shares	10.06	1.86	1.02

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,231.79	$0.96
Admiral Shares	1,000.00	1,232.61	0.28
Signal Shares	1,000.00	1,232.64	0.28
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.95	0.26
Signal Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for Admiral Shares, and 0.05% for Signal Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. The table does not include data for share classes of funds with fewer than six months of history.

32

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

33

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

34

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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This material may be used in conjunction	condition regarding the advisability of buying, selling,
with the offering of shares of any Vanguard	or holding units/shares in the ETFs.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q400 022011

Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios
Annual Report

December 31, 2010

Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

> For the year ended December 31, 2010, Vanguard’s three small-capitalization index funds posted strong gains of about 25% to 31%.

> Small-company growth stocks outperformed small-company value stocks.

> Information technology stocks led the advance across the small-cap segment, while financial firms were the standouts in the narrower small-cap value arena.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	10
Small-Cap Growth Index Fund.	31
Small-Cap Value Index Fund.	47
Your Fund’s After-Tax Returns.	65
About Your Fund’s Expenses.	66
Glossary.	69

Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	27.72%
Admiral™ Shares	27.89
Signal® Shares	27.85
Institutional Shares	27.95
Institutional Plus Shares (Inception: 12/17/2010)	0.82
ETF Shares
Market Price	28.10
Net Asset Value	27.89
MSCI US Small Cap 1750 Index	27.82
Small-Cap Core Funds Average	25.21
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Small-Cap Growth Index Fund
Investor Shares	30.69%
Institutional Shares	30.96
ETF Shares
Market Price	31.11
Net Asset Value	30.87
MSCI US Small Cap Growth Index	30.71
Small-Cap Growth Funds Average	27.32
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal, Institutional, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	24.82%
Institutional Shares	24.97
ETF Shares
Market Price	25.13
Net Asset Value	24.97
MSCI US Small Cap Value Index	25.01
Small-Cap Value Funds Average	25.96
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal, Institutional, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2009 , Through December 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$27.49	$34.75	$0.361	$0.000
Admiral Shares	27.50	34.78	0.390	0.000
Signal Shares	24.79	31.33	0.364	0.000
Institutional Shares	27.50	34.77	0.416	0.000
Institutional Plus Shares (Inception:	100.73	100.38	1.181	0.000
12/17/2010)
ETF Shares	57.41	72.58	0.846	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$16.83	$21.92	$0.076	$0.000
Institutional Shares	16.85	21.96	0.108	0.000
ETF Shares	59.86	77.98	0.361	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$13.06	$16.01	$0.291	$0.000
Institutional Shares	13.09	16.04	0.318	0.000
ETF Shares	54.49	66.80	1.299	0.000

3

Chairman’s Letter

Dear Shareholder,

Small-capitalization stocks turned in a strong showing for the second consecutive year. The three Vanguard small-cap index funds again closely tracked their respective target indexes; each logged total returns of about 25% or higher for 2010.

Of the three funds, Vanguard Small-Cap Growth Index Fund was the best performer, returning about 31%; Vanguard Small-Cap Value Index Fund, the worst performer, returned “only” about 25% for the year. The broader-based Vanguard Small-Cap Index Fund, which covers both the growth and value segments of the small-cap market, fell in between, with a return of about 28%.

Although outperforming funds that invest in similar stocks is not the objective of these three funds, the Small-Cap and Small-Cap Growth Index Funds did outperform their peer-group averages in 2010. The Small-Cap Value Index Fund trailed its comparable industry average by about one percentage point.

Please note that on October 6, Vanguard broadened the availability of our lower-cost Admiral Shares. We reduced the Admiral minimums on most of our broad-market index funds, including Small-Cap Index Fund, to $10,000 from $100,000, as part of our ongoing efforts to lower the cost of investing for our clients. (Admiral minimums were also lowered for many of our actively managed funds.)

4

Also, in December we launched Institutional Plus Shares for the Small-Cap Index Fund. These shares require a minimum initial investment of $100 million.

Stocks rallied as the forecast
seemed to brighten
After a series of false starts, hesitations,

and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return 17.70%. Small- and mid-capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets. Emerging markets were the best performers. Asia’s developed markets performed poorly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

The fixed income market
reprised a familiar theme
Although U.S. Treasury securities rallied

through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

5

momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%, keeping the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

IT stocks again led small-caps to strong gains
As the economic recovery gained some modest momentum, smaller-company stocks continued to outperform larger companies in 2010, just as they did in 2009. And once again, every sector across the small-cap arena registered gains.

Small-cap information technology companies represented the largest contributor to Small-Cap Index Fund’s advance as consumers and businesses stepped up computer-related purchases and investors remained optimistic about continued growth in the sector. IT stocks also did the best of any sector in Small-Cap Growth Index Fund. Software firms, which comprise one of the largest IT subsectors, were the best performers.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Small-Cap Index Fund	0.28%	0.14%	0.14%	0.08%	0.06%	0.14%	1.50%
Small-Cap Growth Index Fund	0.28	—	—	0.08	—	0.14	1.64
Small-Cap Value Index Fund	0.28	—	—	0.08	—	0.14	1.53

The fund expense ratios shown are from the prospectus dated December 13, 2010, for the Institutional and Institutional Plus share classes and April 29, 2010, for the Investor, Admiral, Signal, and ETF share classes, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the funds’ expense ratios were: for the Small-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Small-Cap Growth Index Fund, 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; and for the Small-Cap Value Index Fund, 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares. For the fiscal period ended December 31, 2010, the annualized expense ratio for the Small-Cap Index Fund Institutional Plus Shares was 0.06%. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

Unsurprisingly, given that the economy is recovering from a recession, traditionally cyclical sectors such as industrials did well, with manufacturing, transportation, and shipping companies advancing. Another cyclical bellwether, the consumer discretionary sector, also advanced sharply as consumers felt more confident in opening their wallets.

Financial firms, the largest small-cap sector, posted healthy gains, although they were not as robust as those made in the aforementioned industries. Real estate investment trusts, insurance companies, banks, and the like continued to make progress in repairing their balance sheets.

Total Returns
Ten Years Ended December 31, 2010
Average
Annual Return
Small-Cap Index Fund Investor Shares	7.23%
Spliced Small-Cap Index	7.12
Small-Cap Core Funds Average	6.44
Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Small-Cap Growth Index Fund Investor Shares	7.52%
Spliced Small-Cap Growth Index	7.42
Small-Cap Growth Funds Average	2.34
Spliced Small-Cap Growth Index: S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Small-Cap Value Index Fund Investor Shares	7.95%
Spliced Small-Cap Value Index	7.80
Small-Cap Value Funds Average	8.48
Spliced Small-Cap Value Index: S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

Energy, a relatively small sector in the small-cap arena, showed the sharpest rise. Increasing demand and prices powered energy-related stocks to gains that, in all three funds, exceeded 35%.

A look at a decade of returns provides an important perspective
While the investment community tends to focus on short-term performance, we’ve always believed the long-term view is far more important. Looking at returns over longer periods can filter out short-term market trends, giving a truer picture of a fund’s performance.

For the decade ended December 31, 2010, each of the funds captured the performance of its respective benchmark, producing a solid single-digit return.

The funds’ longer-term track records are a credit to the funds’ advisor, Vanguard Quantitative Equity Group, and its team of experienced professionals. The group relies on its time-tested portfolio management strategies to help keep the funds closely aligned with their benchmarks in both up and down markets. As a result, the three funds have successfully tracked the returns from the small-cap market, whether those returns are for the entire small-cap segment or for a subset of it.

When measured against industry averages for small-cap funds, two of the three funds have outperformed for the ten years.

Small-Cap Value Index Fund’s 10-year figure trails that of the industry by about half a percentage point.

It’s worth noting that for the ten-year period all three funds far outperformed the broad U.S. stock market (as measured by the Dow Jones U.S. Total Stock Market Index), which posted average annual returns of less than 3%. Compared with mid- and large-cap stocks, small-cap stocks have been relatively stellar performers over the past 10 years. Given the fact that larger-company stocks have often outperformed small-caps during different periods, small-cap investors would be wise not to count on a repeat performance over the next decade. No one knows whether it will be large-cap stocks’ turn to take the lead in the years ahead, but we encourage our clients to maintain reasonable expectations, especially after a particular investment category has outperformed.

Our small-cap funds can serve as a useful building block
Although the past year did not experience the severe swings of 2008 or 2009, periods of instability still buffeted investors as the global marketplace continued to reverberate with aftershocks from the financial crisis. During times of volatility, it helps to remember that adopting a long-term perspective and maintaining a diversified portfolio can help make month-to-month price swings seem less threatening.

8

In practice, this means building a cost-efficient portfolio that includes a steady mix of stocks, bonds, and short-term reserves, one that can provide some protection against market losses while allowing you to participate in the long-term potential for accumulating returns in each asset class. So while our small-cap index funds offer a convenient way to seek to capture the returns across this sometimes-volatile market segment, we consider the funds best suited to be part of a broad-based, diversified investment program.

Thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 12, 2011

9

Small-Cap Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	NAESX	VSMAX	VSISX	VSCIX	VSCPX	VB
Expense Ratio1	0.28%	0.14%	0.14%	0.08%	0.06%	0.14%
30-Day SEC Yield	0.98%	1.12%	1.12%	1.16%	—	1.12%

Portfolio Characteristics
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund	1750 Index	Index
Number of Stocks	1,737	1,733	3,893
Median Market Cap	$1.6B	$1.6B	$29.6B
Price/Earnings Ratio	26.6x	26.8x	18.3x
Price/Book Ratio	2.0x	2.0x	2.2x
Return on Equity	10.3%	10.3%	18.8%
Earnings Growth Rate	3.8%	4.0%	6.2%
Dividend Yield	1.1%	1.1%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	12%	—	—
Short-Term Reserves	0.2%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Small Cap	Market
	1750 Index	Index
R-Squared	1.00	0.95
Beta	1.00	1.23

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Riverbed Technology	Communications
Inc.	Equipment	0.3%
Gentex Corp.	Auto Parts &
	Equipment	0.3
Informatica Corp.	Application
	Software	0.3
WABCO Holdings Inc.	Construction &
	Farm Machinery &
	Heavy Trucks	0.2
Signet Jewelers Ltd.	Specialty Stores	0.2
SM Energy Co.	Oil & Gas
	Exploration &
	Production	0.2
Del Monte Foods Co.	Packaged Foods &
	Meats	0.2
Camden Property Trust	Residential REITs	0.2
Gardner Denver Inc.	Industrial
	Machinery	0.2
BE Aerospace Inc.	Aerospace &
	Defense	0.2
Top Ten		2.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated December 13, 2010, for the Institutional and Institutional Plus Shares and April 29, 2010, for the Investor, Admiral, Signal, and ETF Shares, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares. For the fiscal period ended December 31, 2010, the annualized expense ratio for the Small-Cap Index Fund Institutional Plus Shares was 0.06%.

10

Small-Cap Index Fund

Sector Diversification (% of equity exposure)
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund 1750 Index		Index
Consumer
Discretionary	14.2%	14.2%	11.9%
Consumer Staples	2.7	2.7	9.5
Energy	6.2	6.2	10.6
Financials	20.2	20.1	16.6
Health Care	10.9	11.0	10.7
Industrials	16.3	16.3	11.4
Information
Technology	18.6	18.6	18.9
Materials	6.3	6.3	4.5
Telecommunication
Services	1.0	1.0	2.7
Utilities	3.6	3.6	3.2

Investment Focus

11

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Index Fund Investor Shares	27.72%	5.39%	7.23%	$20,096
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	2.64	12,981
– – – –	Spliced Small-Cap Index	27.82	5.40	7.12	19,893
	Small-Cap Core Funds Average	25.21	3.42	6.44	18,661
Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund Admiral
Shares	27.89%	5.51%	7.34%	$20,310
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	12,981
Spliced Small-Cap Index	27.82	5.40	7.12	19,893

See Financial Highlights for dividend and capital gains information.

12

Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(12/15/2006)	Investment
Small-Cap Index Fund Signal Shares	27.85%	2.85%	$11,203
Dow Jones U.S. Total Stock Market
Index	17.70	0.06	10,024
MSCI US Small Cap 1750 Index	27.82	2.72	11,146
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Index Fund Institutional Shares	27.95%	5.56%	7.41%	$10,215,022
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	6,490,386
Spliced Small-Cap Index	27.82	5.40	7.12	9,946,586

	Since	Final Value
	Inception	of a $100,000,000
	(12/17/2010)	Investment
Small-Cap Index Fund Institutional
Plus Shares	0.82%	$100,820,324
Dow Jones U.S. Total Stock Market
Index	1.18	101,176,262
MSCI US Small Cap 1750 Index	0.82	100,819,415
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Index Fund
ETF Shares Net Asset Value	27.89%	5.52%	6.77%	$15,745
Dow Jones U.S. Total Stock Market Index	17.70	3.17	4.30	13,390
MSCI US Small Cap 1750 Index	27.82	5.40	6.68	15,653
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

13

Small-Cap Index Fund

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2010
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Index Fund
ETF Shares Market Price	28.10%	31.23%	57.57%
Small-Cap Index Fund
ETF Shares Net Asset Value	27.89	30.85	57.45
MSCI US Small Cap 1750 Index	27.82	30.08	56.53
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

14

Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Gentex Corp.	2,084,852	61,628	0.3%
* Signet Jewelers Ltd.	1,276,324	55,392	0.2%
Tractor Supply Co.	1,082,354	52,483	0.2%
Williams-Sonoma Inc.	1,450,339	51,763	0.2%
* Lululemon Athletica Inc.	686,272	46,955	0.2%
* Deckers Outdoor Corp.	575,925	45,924	0.2%
Sotheby’s	997,873	44,904	0.2%
* Panera Bread Co. Class A	442,779	44,814	0.2%
Consumer Discretionary—Other †		3,008,500	12.5%
		3,412,363	14.2%
Consumer Staples
Del Monte Foods Co.	2,898,982	54,501	0.2%
Corn Products International Inc.	1,121,113	51,571	0.2%
Consumer Staples—Other †		549,681	2.3%
		655,753	2.7%
Energy
SM Energy Co.	939,777	55,381	0.2%
* Atlas Energy Inc.	1,167,396	51,330	0.2%
* Oil States International Inc.	748,886	47,996	0.2%
* Brigham Exploration Co.	1,736,477	47,302	0.2%
Energy—Other †		1,272,433	5.3%
		1,474,442	6.1%
Financials
Camden Property Trust	997,373	53,838	0.2%
* E*Trade Financial Corp.	3,288,077	52,609	0.2%
Essex Property Trust Inc.	451,670	51,590	0.2%
Ares Capital Corp.	3,016,241	49,708	0.2%
* Popular Inc.	15,230,904	47,825	0.2%
Senior Housing Properties Trust	2,085,056	45,746	0.2%

15

Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Arthur J Gallagher & Co.	1,567,490	45,583	0.2%
Apartment Investment & Management Co.	1,743,864	45,061	0.2%
Waddell & Reed Financial Inc. Class A	1,272,215	44,896	0.2%
Financials—Other †		4,389,751	18.3%
		4,826,607	20.1%
Health Care
* Allscripts Healthcare Solutions Inc.	2,648,261	51,032	0.2%
* United Therapeutics Corp.	798,665	50,492	0.2%
* Tenet Healthcare Corp.	7,229,199	48,363	0.2%
* Mednax Inc.	709,422	47,737	0.2%
PerkinElmer Inc.	1,756,870	45,362	0.2%
Health Care—Other †		2,383,912	9.9%
		2,626,898	10.9%
Industrials
* WABCO Holdings Inc.	959,295	58,450	0.3%
Gardner Denver Inc.	779,311	53,632	0.2%
* BE Aerospace Inc.	1,447,865	53,614	0.2%
* TransDigm Group Inc.	698,054	50,267	0.2%
Snap-On Inc.	865,556	48,973	0.2%
Kennametal Inc.	1,220,061	48,144	0.2%
* Oshkosh Corp.	1,347,957	47,502	0.2%
IDEX Corp.	1,213,657	47,478	0.2%
Hubbell Inc. Class B	785,925	47,258	0.2%
Waste Connections Inc.	1,641,132	45,180	0.2%
Industrials—Other †		3,408,602	14.2%
		3,909,100	16.3%
Information Technology
* Riverbed Technology Inc.	1,836,127	64,577	0.3%
* Informatica Corp.	1,378,085	60,677	0.3%
Solera Holdings Inc.	1,043,148	53,534	0.2%
* MICROS Systems Inc.	1,193,509	52,347	0.2%
* Polycom Inc.	1,269,583	49,488	0.2%
* VeriFone Systems Inc.	1,272,954	49,085	0.2%
* TIBCO Software Inc.	2,442,201	48,136	0.2%
* JDS Uniphase Corp.	3,300,928	47,797	0.2%
Information Technology—Other †		4,040,533	16.8%
		4,466,174	18.6%
Materials
Domtar Corp.	638,104	48,445	0.2%
Aptargroup Inc.	1,004,430	47,781	0.2%
Materials—Other †		1,412,481	5.9%
		1,508,707	6.3%

Telecommunication Services †		231,641	1.0%

Utilities
ITC Holdings Corp.	749,338	46,444	0.2%
Questar Corp.	2,613,933	45,508	0.2%
Utilities—Other †		764,497	3.2%
		856,449	3.6%
Total Common Stocks (Cost $19,647,521)		23,968,134	99.8%[1]

16

Small-Cap Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.211%	477,032,000	477,032	2.0%

4U.S. Government and Agency Obligations †			9,597	0.0%
Total Temporary Cash Investments (Cost $486,629)			486,629	2.0%[1]
[5]Total Investments (Cost $20,134,150)			24,454,763	101.8%
Other Assets and Liabilities
Other Assets			188,837	0.8%
Liabilities[3]			(624,897)	(2.6%)
			(436,060)	(1.8%)
Net Assets			24,018,703	100.0%

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	22,384,623
Overdistributed Net Investment Income	(29,196)
Accumulated Net Realized Losses	(2,656,893)
Unrealized Appreciation (Depreciation)
Investment Securities	4,320,613
Futures Contracts	(444)
Net Assets	24,018,703

Investor Shares—Net Assets
Applicable to 151,652,371 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,269,621
Net Asset Value Per Share—Investor Shares	$34.75

Admiral Shares—Net Assets
Applicable to 159,690,134 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,553,519
Net Asset Value Per Share—Admiral Shares	$34.78

Signal Shares—Net Assets
Applicable to 73,389,395 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,299,623
Net Asset Value Per Share—Signal Shares	$31.33

17

Small-Cap Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 164,253,154 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,711,443
Net Asset Value Per Share—Institutional Shares	$34.77

Institutional Plus Shares—Net Assets
Applicable to 3,400,816 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	341,360
Net Asset Value Per Share—Institutional Plus Shares	$100.38

ETF Shares—Net Assets
Applicable to 66,731,974 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,843,137
Net Asset Value Per Share—ETF Shares	$72.58

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $385,068,000 of collateral received for securities on loan.
4 Securities with a value of $9,098,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $359,723,000.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	269,046
Interest[1]	229
Security Lending	23,913
Total Income	293,188
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,002
Management and Administrative—Investor Shares	13,917
Management and Administrative—Admiral Shares	2,479
Management and Administrative—Signal Shares	1,587
Management and Administrative—Institutional Shares	1,948
Management and Administrative—Institutional Plus Shares	7
Management and Administrative—ETF Shares	2,904
Marketing and Distribution—Investor Shares	1,723
Marketing and Distribution—Admiral Shares	405
Marketing and Distribution—Signal Shares	546
Marketing and Distribution—Institutional Shares	1,310
Marketing and Distribution—Institutional Plus Shares	—
Marketing and Distribution—ETF Shares	1,023
Custodian Fees	821
Auditing Fees	33
Shareholders’ Reports—Investor Shares	206
Shareholders’ Reports—Admiral Shares	17
Shareholders’ Reports—Signal Shares	25
Shareholders’ Reports—Institutional Shares	119
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	225
Trustees’ Fees and Expenses	30
Total Expenses	30,327
Net Investment Income	262,861
Realized Net Gain (Loss)
Investment Securities Sold	933,213
Futures Contracts	9,286
Realized Net Gain (Loss)	942,499
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,700,124
Futures Contracts	(558)
Change in Unrealized Appreciation (Depreciation)	3,699,566
Net Increase (Decrease) in Net Assets Resulting from Operations	4,904,926
1 Interest income from an affiliated company of the fund was $209,000.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	262,861	178,324
Realized Net Gain (Loss)	942,499	(433,963)
Change in Unrealized Appreciation (Depreciation)	3,699,566	4,479,579
Net Increase (Decrease) in Net Assets Resulting from Operations	4,904,926	4,223,940
Distributions
Net Investment Income
Investor Shares	(54,888)	(58,993)
Admiral Shares	(60,927)	(22,117)
Signal Shares	(26,640)	(19,496)
Institutional Shares	(66,672)	(48,371)
Institutional Plus Shares	(3,937)	—
ETF Shares	(56,141)	(36,024)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(269,205)	(185,001)
Capital Share Transactions
Investor Shares	(2,074,399)	372,313
Admiral Shares	2,843,790	40,938
Signal Shares	72,423	128,306
Institutional Shares	387,352	603,547
Institutional Plus Shares	342,580	—
ETF Shares	520,315	1,671,490
Net Increase (Decrease) from Capital Share Transactions	2,092,061	2,816,594
Total Increase (Decrease)	6,727,782	6,855,533
Net Assets
Beginning of Period	17,290,921	10,435,388
End of Period[1]	24,018,703	17,290,921
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($29,196,000) and ($22,852,000).

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.49	$20.40	$32.58	$32.62	$28.52
Investment Operations
Net Investment Income	.355	.272	.398	.413	.357
Net Realized and Unrealized Gain (Loss)
on Investments	7.266	7.094	(12.174)	(.041)	4.101
Total from Investment Operations	7.621	7.366	(11.776)	.372	4.458
Distributions
Dividends from Net Investment Income	(.361)	(.276)	(.404)	(.412)	(.358)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.361)	(.276)	(.404)	(.412)	(.358)
Net Asset Value, End of Period	$34.75	$27.49	$20.40	$32.58	$32.62

Total Return[1]	27.72%	36.12%	-36.07%	1.16%	15.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,270	$5,913	$4,050	$6,214	$6,808
Ratio of Total Expenses to
Average Net Assets	0.26%	0.28%	0.23%	0.22%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.24%	1.30%	1.49%	1.23%	1.18%
Portfolio Turnover Rate[2]	12%	14%	14%	16%	13%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.50	$20.40	$32.59	$32.64	$28.53
Investment Operations
Net Investment Income	.384	.303	.426	.440	.395
Net Realized and Unrealized Gain (Loss)
on Investments	7.286	7.105	(12.185)	(.040)	4.101
Total from Investment Operations	7.670	7.408	(11.759)	.400	4.496
Distributions
Dividends from Net Investment Income	(.390)	(.308)	(.431)	(.450)	(.386)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.390)	(.308)	(.431)	(.450)	(.386)
Net Asset Value, End of Period	$34.78	$27.50	$20.40	$32.59	$32.64

Total Return	27.89%	36.33%	-36.00%	1.24%	15.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,554	$1,992	$1,444	$2,325	$3,078
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.12%	0.11%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.44%	1.60%	1.34%	1.28%
Portfolio Turnover Rate[1]	12%	14%	14%	16%	13%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

Signal Shares
					Dec. 15,
					2006[1] to
For a Share Outstanding		Year Ended December 31,			Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$24.79	$18.39	$29.38	$29.42	$29.98
Investment Operations
Net Investment Income	.359	.274	.385	.406	.004
Net Realized and Unrealized Gain (Loss)
on Investments	6.545	6.405	(10.985)	(.042)	(.251)
Total from Investment Operations	6.904	6.679	(10.600)	.364	(.247)
Distributions
Dividends from Net Investment Income	(.364)	(.279)	(.390)	(.404)	(.313)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.364)	(.279)	(.390)	(.404)	(.313)
Net Asset Value, End of Period	$31.33	$24.79	$18.39	$29.38	$29.42

Total Return	27.85%	36.34%	-36.00%	1.25%	-0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,300	$1,763	$1,172	$1,625	$157
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.12%	0.11%	0.13%[2]
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.44%	1.60%	1.34%	1.28%[2]
Portfolio Turnover Rate[3]	12%	14%	14%	16%	13%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout The Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.50	$20.40	$32.60	$32.65	$28.54
Investment Operations
Net Investment Income	.410	.316	.441	.457	.411
Net Realized and Unrealized Gain (Loss)
on Investments	7.276	7.106	(12.196)	(.041)	4.101
Total from Investment Operations	7.686	7.422	(11.755)	.416	4.512
Distributions
Dividends from Net Investment Income	(.416)	(.322)	(.445)	(.466)	(.402)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.416)	(.322)	(.445)	(.466)	(.402)
Net Asset Value, End of Period	$34.77	$27.50	$20.40	$32.60	$32.65

Total Return	27.95%	36.40%	-35.98%	1.29%	15.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,711	$4,162	$2,545	$3,585	$3,107
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.42%	1.50%	1.65%	1.38%	1.33%
Portfolio Turnover Rate[1]	12%	14%	14%	16%	13%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares
Dec. 17,
2010[1] to
For a Share Outstanding	Dec. 31,
Throughout The Period	2010
Net Asset Value, Beginning of Period	$100.73
Investment Operations
Net Investment Income	.064[2]
Net Realized and Unrealized Gain (Loss) on Investments	.767
Total from Investment Operations	.831
Distributions
Dividends from Net Investment Income	(1.181)
Distributions from Realized Capital Gains	—
Total Distributions	(1.181)
Net Asset Value, End of Period	$100.38

Total Return	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$341
Ratio of Total Expenses to Average Net Assets	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.44%[3]
Portfolio Turnover Rate[4]	12%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$57.41	$42.60	$68.07	$68.16	$59.59
Investment Operations
Net Investment Income	.833	.646	.910	.959	.836
Net Realized and Unrealized Gain (Loss)
on Investments	15.183	14.822	(25.462)	(.093)	8.569
Total from Investment Operations	16.016	15.468	(24.552)	.866	9.405
Distributions
Dividends from Net Investment Income	(.846)	(.658)	(.918)	(.956)	(.835)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.846)	(.658)	(.918)	(.956)	(.835)
Net Asset Value, End of Period	$72.58	$57.41	$42.60	$68.07	$68.16

Total Return	27.89%	36.31%	-35.99%	1.27%	15.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,843	$3,460	$1,224	$1,121	$670
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.44%	1.62%	1.35%	1.31%
Portfolio Turnover Rate[1]	12%	14%	14%	16%	13%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

26

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued on December 17, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

27

Small-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $3,862,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.54% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,968,134	—	—
Temporary Cash Investments	477,032	9,597	—
Futures Contracts----Assets[1]	138	—	—
Futures Contracts—Liabilities[1]	(570)	—	—
Total	24,444,734	9,597	—
1 Represents variation margin on the last day of the reporting period.

28

Small-Cap Index Fund

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2011	696	54,448	(444)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $1,388,743 ,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $332,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,405,922,000 to offset future net capital gains of $326,341,000 through December 31, 2011, $23,049,000 through December 31, 2015, $481,807,000 through December 31, 2016, $970,576,000 through December 31, 2017, and $604,149,000 through December 31, 2018. In addition, the fund realized losses of $104,033,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $20,281,503,000. Net unrealized appreciation of investment securities for tax purposes was $4,173,260,000, consisting of unrealized gains of $5,615,865,000 on securities that had risen in value since their purchase and $1,442,605,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $7,298,774,000 of investment securities and sold $5,183,605,000 of investment securities, other than temporary cash investments.

29

Small-Cap Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,807,733	59,832	1,292,322	58,916
Issued in Lieu of Cash Distributions	53,356	1,533	56,593	2,071
Redeemed	(3,935,488)	(124,812)	(976,602)	(44,417)
Net Increase (Decrease)—Investor Shares	(2,074,399)	(63,447)	372,313	16,570
Admiral Shares
Issued	3,132,693	97,007	290,764	13,073
Issued in Lieu of Cash Distributions	55,406	1,588	19,054	699
Redeemed	(344,309)	(11,363)	(268,880)	(12,110)
Net Increase (Decrease)—Admiral Shares	2,843,790	87,232	40,938	1,662
Signal Shares
Issued	800,486	28,955	550,957	27,652
Issued in Lieu of Cash Distributions	23,162	738	16,939	691
Redeemed	(751,225)	(27,451)	(439,590)	(20,897)
Net Increase (Decrease)—Signal Shares	72,423	2,242	128,306	7,446
Institutional Shares
Issued	1,689,975	55,195	1,294,155	57,320
Issued in Lieu of Cash Distributions	63,621	1,826	45,986	1,686
Redeemed	(1,366,244)	(44,082)	(736,594)	(32,428)
Net Increase (Decrease)—Institutional Shares	387,352	12,939	603,547	26,578
Institutional Plus Shares[1]
Issued	349,865	3,473	—	—
Issued in Lieu of Cash Distributions	3,937	39	—	—
Redeemed	(11,222)	(111)	—	—
Net Increase (Decrease)—Institutional Plus Shares	342,580	3,401	—	—
ETF Shares
Issued	3,323,756	52,160	2,815,775	56,037
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,803,441)	(45,700)	(1,144,285)	(24,500)
Net Increase (Decrease)—ETF Shares	520,315	6,460	1,671,490	31,537
1 Inception was December 17, 2010, for Institutional Plus Shares.

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

30

Small-Cap Growth Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VISGX	VSGIX	VBK
Expense Ratio[1]	0.28%	0.08%	0.14%
30-Day SEC Yield	0.22%	0.40%	0.36%

Portfolio Characteristics
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund	Growth	Index
Number of Stocks	1,000	995	3,893
Median Market Cap	$1.7B	$1.7B	$29.6B
Price/Earnings Ratio	32.9x	32.9x	18.3x
Price/Book Ratio	3.1x	3.1x	2.2x
Return on Equity	12.2%	12.2%	18.8%
Earnings Growth Rate	8.5%	8.5%	6.2%
Dividend Yield	0.3%	0.3%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	34%	—	—
Short-Term Reserves	0.3%	—	—

Sector Diversification (% of equity exposure)
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund	Growth	Index
Consumer
Discretionary	17.2%	17.2%	11.9%
Consumer Staples	1.7	1.7	9.5
Energy	7.4	7.4	10.6
Financials	5.7	5.6	16.6
Health Care	16.0	16.1	10.7
Industrials	17.8	17.8	11.4
Information
Technology	27.2	27.2	18.9
Materials	5.1	5.1	4.5
Telecommunication
Services	1.3	1.3	2.7
Utilities	0.6	0.6	3.2

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Small Cap	Market
	Growth	Index
R-Squared	1.00	0.93
Beta	1.00	1.23

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Riverbed Technology	Communications
Inc.	Equipment	0.5%
Gentex Corp.	Auto Parts &
	Equipment	0.5
Informatica Corp.	Application
	Software	0.5
Signet Jewelers Ltd.	Specialty Stores	0.5
Gardner Denver Inc.	Industrial
	Machinery	0.4
Solera Holdings Inc.	Application
	Software	0.4
E*Trade Financial Corp.	Investment Banking
	& Brokerage	0.4
Tractor Supply Co.	Specialty Stores	0.4
MICROS Systems Inc.	Systems Software	0.4
Atlas Energy Inc.	Oil & Gas
	Exploration &
	Production	0.4
Top Ten		4.4%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 13, 2010, for the Institutional Shares and April 29, 2010, for the Investor and ETF Shares, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

31

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Growth Index Fund Investor
	Shares	30.69%	6.42%	7.52%	$20,640
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	2.64	12,981
– – – –	Spliced Small-Cap Growth Index	30.71	6.44	7.42	20,466
	Small-Cap Growth Funds Average	27.32	3.70	2.34	12,606
Spliced Small-Cap Growth Index: S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund
Institutional Shares	30.96%	6.60%	7.69%	$10,489,496
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	6,490,386
Spliced Small-Cap Growth Index	30.71	6.44	7.42	10,233,210

See Financial Highlights for dividend and capital gains information.

32

Small-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Growth Index Fund
ETF Shares Net Asset Value	30.87%	6.55%	6.92%	$15,896
Dow Jones U.S. Total Stock Market Index	17.70	3.17	4.30	13,390
MSCI US Small Cap Growth Index	30.71	6.44	6.83	15,806
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2010
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Growth Index Fund
ETF Shares Market Price	31.11%	37.59%	59.10%
Small-Cap Growth Index Fund
ETF Shares Net Asset Value	30.87	37.30	58.96
MSCI US Small Cap Growth Index	30.71	36.59	58.06
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

33

Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Gentex Corp.	1,297,526	38,355	0.5%
*	Signet Jewelers Ltd.	794,357	34,475	0.4%
	Tractor Supply Co.	673,859	32,675	0.4%
*,^	Lululemon Athletica Inc.	427,210	29,230	0.4%
*	Deckers Outdoor Corp.	358,547	28,591	0.4%
	Sotheby’s	621,357	27,961	0.4%
*	Panera Bread Co. Class A	275,568	27,890	0.4%
*	Tempur-Pedic International Inc.	614,600	24,621	0.3%
*	WMS Industries Inc.	538,621	24,367	0.3%
*	J Crew Group Inc.	562,190	24,253	0.3%
	Consumer Discretionary—Other †		1,009,840	13.3%
			1,302,258	17.1%

Consumer Staples †			128,707	1.7%

Energy
*	Atlas Energy Inc.	726,879	31,961	0.4%
*	Brigham Exploration Co.	1,081,130	29,450	0.4%
*	Superior Energy Services Inc.	730,540	25,562	0.4%
	Energy—Other †		472,887	6.2%
			559,860	7.4%
Financials
*	E*Trade Financial Corp.	2,046,254	32,740	0.4%
	Taubman Centers Inc.	506,946	25,591	0.4%
	East West Bancorp Inc.	1,303,345	25,480	0.3%
	Financials—Other †		338,537	4.5%
			422,348	5.6%

34

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Health Care
*	Allscripts Healthcare Solutions Inc.	1,647,905	31,755	0.4%
*	United Therapeutics Corp.	497,230	31,435	0.4%
*	Tenet Healthcare Corp.	4,498,387	30,094	0.4%
*	BioMarin Pharmaceutical Inc.	946,255	25,483	0.4%
*	Salix Pharmaceuticals Ltd.	536,034	25,172	0.3%
	Health Care—Other †		1,070,177	14.1%
			1,214,116	16.0%
Industrials
	Gardner Denver Inc.	484,954	33,375	0.4%
*	TransDigm Group Inc.	434,586	31,295	0.4%
*	Oshkosh Corp.	839,354	29,579	0.4%
	IDEX Corp.	755,272	29,546	0.4%
	Waste Connections Inc.	1,021,183	28,113	0.4%
	Nordson Corp.	283,328	26,032	0.4%
*	Corrections Corp. of America	1,024,320	25,669	0.3%
	Wabtec Corp.	444,338	23,501	0.3%
*	Thomas & Betts Corp.	484,636	23,408	0.3%
	Industrials—Other †		1,093,319	14.4%
			1,343,837	17.7%
Information Technology
*	Riverbed Technology Inc.	1,142,768	40,191	0.5%
*	Informatica Corp.	858,000	37,778	0.5%
	Solera Holdings Inc.	649,144	33,314	0.4%
*	MICROS Systems Inc.	742,671	32,574	0.4%
*	Polycom Inc.	790,575	30,817	0.4%
*	VeriFone Systems Inc.	792,213	30,548	0.4%
*	TIBCO Software Inc.	1,519,762	29,954	0.4%
*	JDS Uniphase Corp.	2,054,355	29,747	0.4%
*	CommScope Inc.	878,117	27,415	0.4%
*,^	Rackspace Hosting Inc.	869,040	27,297	0.4%
*	Monster Worldwide Inc.	1,143,343	27,017	0.4%
*	WebMD Health Corp.	511,523	26,118	0.3%
*	Varian Semiconductor Equipment Associates Inc.	693,601	25,642	0.3%
*	Parametric Technology Corp.	1,069,470	24,095	0.3%
*	Atheros Communications Inc.	656,730	23,590	0.3%
*	Gartner Inc.	706,933	23,470	0.3%
	Information Technology—Other †		1,584,796	20.9%
			2,054,363	27.0%
Materials
*	Hecla Mining Co.	2,374,092	26,732	0.4%
*	Solutia Inc.	1,130,879	26,101	0.3%
*	WR Grace & Co.	674,793	23,705	0.3%
	Materials—Other †		312,187	4.1%
			388,725	5.1%

Telecommunication Services †			99,071	1.3%

Utilities
	ITC Holdings Corp.	466,274	28,900	0.4%
	Utilities—Other †		16,948	0.2%
			45,848	0.6%
Total Common Stocks (Cost $5,747,415)			7,559,133	99.5%[1]

35

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.211%	215,745,043	215,745	2.8%

4U.S. Government and Agency Obligations †			3,199	0.1%
Total Temporary Cash Investments (Cost $218,944)			218,944	2.9%[1]
Total Investments (Cost $5,966,359)			7,778,077	102.4%
Other Assets and Liabilities
Other Assets			11,730	0.1%
Liabilities[3]			(191,456)	(2.5%)
			(179,726)	(2.4%)
Net Assets			7,598,351	100.0%

36

Small-Cap Growth Index Fund

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	7,335,560
Overdistributed Net Investment Income	(7,865)
Accumulated Net Realized Losses	(1,541,254)
Unrealized Appreciation (Depreciation)
Investment Securities	1,811,718
Futures Contracts	192
Net Assets	7,598,351

Investor Shares—Net Assets
Applicable to 192,937,559 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,229,093
Net Asset Value Per Share—Investor Shares	$21.92

Institutional Shares—Net Assets
Applicable to 69,561,695 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,527,327
Net Asset Value Per Share—Institutional Shares	$21.96

ETF Shares—Net Assets
Applicable to 23,621,850 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,841,931
Net Asset Value Per Share—ETF Shares	$77.98

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $141,716,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $152,792,000 of collateral received for securities on loan.
4 Securities with a value of $2,399,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	29,632
Interest[1]	36
Security Lending	11,081
Total Income	40,749
Expenses
The Vanguard Group—Note B
Investment Advisory Services	367
Management and Administrative—Investor Shares	7,383
Management and Administrative—Institutional Shares	407
Management and Administrative—ETF Shares	978
Marketing and Distribution—Investor Shares	911
Marketing and Distribution—Institutional Shares	305
Marketing and Distribution—ETF Shares	379
Custodian Fees	318
Auditing Fees	32
Shareholders’ Reports—Investor Shares	83
Shareholders’ Reports—Institutional Shares	64
Shareholders’ Reports—ETF Shares	129
Trustees’ Fees and Expenses	9
Total Expenses	11,365
Net Investment Income	29,384
Realized Net Gain (Loss)
Investment Securities Sold	261,061
Futures Contracts	1,916
Realized Net Gain (Loss)	262,977
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,350,628
Futures Contracts	237
Change in Unrealized Appreciation (Depreciation)	1,350,865
Net Increase (Decrease) in Net Assets Resulting from Operations	1,643,226
1 Interest income from an affiliated company of the fund was $32,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,384	15,557
Realized Net Gain (Loss)	262,977	(141,233)
Change in Unrealized Appreciation (Depreciation)	1,350,865	1,569,663
Net Increase (Decrease) in Net Assets Resulting from Operations	1,643,226	1,443,987
Distributions
Net Investment Income
Investor Shares	(14,448)	(8,702)
Institutional Shares	(7,444)	(4,179)
ETF Shares	(8,490)	(4,659)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(30,382)	(17,540)
Capital Share Transactions
Investor Shares	300,801	322,971
Institutional Shares	252,182	177,511
ETF Shares	292,799	151,301
Net Increase (Decrease) from Capital Share Transactions	845,782	651,783
Total Increase (Decrease)	2,458,626	2,078,230
Net Assets
Beginning of Period	5,139,725	3,061,495
End of Period[1]	7,598,351	5,139,725
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,865,000) and ($6,764,000).

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.83	$11.90	$20.01	$18.34	$16.43
Investment Operations
Net Investment Income	.075	.046	.096	.095	.051
Net Realized and Unrealized Gain (Loss)
on Investments	5.091	4.933	(8.105)	1.669	1.911
Total from Investment Operations	5.166	4.979	(8.009)	1.764	1.962
Distributions
Dividends from Net Investment Income	(.076)	(.049)	(.101)	(.094)	(.052)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.076)	(.049)	(.101)	(.094)	(.052)
Net Asset Value, End of Period	$21.92	$16.83	$11.90	$20.01	$18.34

Total Return[1]	30.69%	41.85%	-40.00%	9.63%	11.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,229	$3,018	$1,871	$2,825	$2,208
Ratio of Total Expenses to
Average Net Assets	0.26%	0.28%	0.23%	0.22%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.43%	0.33%	0.60%	0.52%	0.30%
Portfolio Turnover Rate[2]	34%	38%	38%	32%	40%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.85	$11.91	$20.04	$18.37	$16.46
Investment Operations
Net Investment Income	.107	.072	.121	.125	.080
Net Realized and Unrealized Gain (Loss)
on Investments	5.111	4.944	(8.126)	1.669	1.910
Total from Investment Operations	5.218	5.016	(8.005)	1.794	1.990
Distributions
Dividends from Net Investment Income	(.108)	(.076)	(.125)	(.124)	(.080)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.108)	(.076)	(.125)	(.124)	(.080)
Net Asset Value, End of Period	$21.96	$16.85	$11.91	$20.04	$18.37

Total Return	30.96%	42.13%	-39.91%	9.78%	12.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,527	$945	$511	$703	$257
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.61%	0.53%	0.76%	0.67%	0.45%
Portfolio Turnover Rate[1]	34%	38%	38%	32%	40%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$59.86	$42.32	$71.18	$65.24	$58.47
Investment Operations
Net Investment Income	.360	.225	.411	.415	.262
Net Realized and Unrealized Gain (Loss)
on Investments	18.121	17.555	(28.846)	5.940	6.773
Total from Investment Operations	18.481	17.780	(28.435)	6.355	7.035
Distributions
Dividends from Net Investment Income	(.361)	(.240)	(.425)	(.415)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.361)	(.240)	(.425)	(.415)	(.265)
Net Asset Value, End of Period	$77.98	$59.86	$42.32	$71.18	$65.24

Total Return	30.87%	42.02%	-39.92%	9.74%	12.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,842	$1,177	$680	$858	$518
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.57%	0.47%	0.72%	0.63%	0.41%
Portfolio Turnover Rate[1]	34%	38%	38%	32%	40%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

43

Small-Cap Growth Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $1,185,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,559,133	----	----
Temporary Cash Investments	215,745	3,199	----
Futures Contracts—Liabilities[1]	(258)	----	----
Total	7,774,620	3,199	----
1 Represents variation margin on the last day of the reporting period.

44

Small-Cap Growth Index Fund

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2011	505	39,506	192

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $424,274,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $62,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,428,308,000 to offset future net capital gains of $13,814,000 through December 31, 2011, $15,893,000 through December 31, 2014, $12,561,000 through December 31, 2015, $302,440,000 through December 31, 2016, $822,482,000 through December 31, 2017, and $261,118,000 through December 31, 2018. In addition, the fund realized losses of $59,809,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $6,019,301,000. Net unrealized appreciation of investment securities for tax purposes was $1,758,776,000, consisting of unrealized gains of $1,966,364,000 on securities that had risen in value since their purchase and $207,588,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $3,867,886,000 of investment securities and sold $3,046,573,000 of investment securities, other than temporary cash investments.

45

Small-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,126,064	59,493	817,190	59,537
Issued in Lieu of Cash Distributions	13,472	611	8,181	494
Redeemed	(838,735)	(46,469)	(502,400)	(37,919)
Net Increase (Decrease)—Investor Shares	300,801	13,635	322,971	22,112
Institutional Shares
Issued	454,233	24,423	357,212	27,809
Issued in Lieu of Cash Distributions	7,155	324	3,909	235
Redeemed	(209,206)	(11,241)	(183,610)	(14,896)
Net Increase (Decrease)—Institutional Shares	252,182	13,506	177,511	13,148
ETF Shares
Issued	1,352,428	20,055	839,418	17,004
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,059,629)	(16,100)	(688,117)	(13,400)
Net Increase (Decrease)—ETF Shares	292,799	3,955	151,301	3,604

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

46

Small-Cap Value Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VISVX	VSIIX	VBR
Expense Ratio[1]	0.28%	0.08%	0.14%
30-Day SEC Yield	1.76%	1.94%	1.90%

Portfolio Characteristics
		MSCI US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	988	985	3,893
Median Market Cap	$1.6B	$1.6B	$29.6B
Price/Earnings Ratio	22.2x	22.5x	18.3x
Price/Book Ratio	1.5x	1.5x	2.2x
Return on Equity	8.8%	8.8%	18.8%
Earnings Growth Rate	-0.1%	0.4%	6.2%
Dividend Yield	2.0%	2.0%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	25%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	11.2%	11.2%	11.9%
Consumer Staples	3.8	3.8	9.5
Energy	4.9	4.9	10.6
Financials	35.0	35.0	16.6
Health Care	5.7	5.7	10.7
Industrials	14.8	14.8	11.4
Information
Technology	9.9	9.9	18.9
Materials	7.5	7.5	4.5
Telecommunication
Services	0.6	0.6	2.7
Utilities	6.6	6.6	3.2

Volatility Measures
	MSCI US	DJ
	Small Cap	U.S. Total
	Value	Market
	Index	Index
R-Squared	1.00	0.91
Beta	1.00	1.23

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Del Monte Foods Co.	Packaged Foods &
	Meats	0.5%
Camden Property Trust	Residential REITs	0.5
BE Aerospace Inc.	Aerospace &
	Defense	0.5
Williams-Sonoma Inc.	Home Furnishing
	Retail	0.4
Essex Property Trust Inc.	Residential REITs	0.4
Corn Products	Agricultural
International Inc.	Products	0.4
Ares Capital Corp.	Asset Management
	& Custody Banks	0.4
Snap-On Inc.	Industrial
	Machinery	0.4
Domtar Corp.	Paper Products	0.4
Kennametal Inc.	Industrial
	Machinery	0.4
Top Ten		4.3%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 13, 2010, for the Institutional Shares and April 29, 2010, for the Investor and ETF Shares, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

47

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Value Index Fund Investor
	Shares	24.82%	4.14%	7.95%	$21,484
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	2.64	12,981
– – – –	Spliced Small-Cap Value Index	25.01	4.21	7.80	21,190
	Small-Cap Value Funds Average	25.96	3.79	8.48	22,572
Spliced Small-Cap Value Index: S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Institutional
Shares	24.97%	4.31%	8.12%	$10,919,500
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	6,490,386
Spliced Small-Cap Value Index	25.01	4.21	7.80	10,595,155

See Financial Highlights for dividend and capital gains information.

48

Small-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Value Index Fund
ETF Shares Net Asset Value	24.97%	4.27%	6.39%	$15,356
Dow Jones U.S. Total Stock Market Index	17.70	3.17	4.30	13,390
MSCI US Small Cap Value Index	25.01	4.21	6.37	15,342
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2010
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Value Index Fund
ETF Shares Market Price	25.13%	23.46%	53.70%
Small-Cap Value Index Fund
ETF Shares Net Asset Value	24.97	23.23	53.56
MSCI US Small Cap Value Index	25.01	22.91	53.42
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

49

Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Williams-Sonoma Inc.	862,459	30,781	0.4%
Tupperware Brands Corp.	559,079	26,651	0.4%
Jarden Corp.	811,672	25,056	0.3%
RadioShack Corp.	1,111,200	20,546	0.3%
Consumer Discretionary—Other †		682,290	9.7%
		785,324	11.1%
Consumer Staples
Del Monte Foods Co.	1,723,847	32,408	0.5%
Corn Products International Inc.	666,784	30,672	0.4%
Consumer Staples—Other †		203,849	2.9%
		266,929	3.8%

Energy †		342,079	4.9%

Financials
Camden Property Trust	593,366	32,030	0.5%
Essex Property Trust Inc.	268,714	30,693	0.4%
Ares Capital Corp.	1,794,740	29,577	0.4%
* Popular Inc.	9,061,279	28,452	0.4%
Senior Housing Properties Trust	1,240,274	27,212	0.4%
Arthur J Gallagher & Co.	932,068	27,105	0.4%
Waddell & Reed Financial Inc. Class A	757,123	26,719	0.4%
Developers Diversified Realty Corp.	1,883,780	26,542	0.4%
First Niagara Financial Group Inc.	1,852,343	25,896	0.4%
BRE Properties Inc.	567,341	24,679	0.3%
Mack-Cali Realty Corp.	703,612	23,261	0.3%
* American Capital Ltd.	3,043,932	23,012	0.3%
Allied World Assurance Co. Holdings Ltd.	368,207	21,886	0.3%
BioMed Realty Trust Inc.	1,139,433	21,250	0.3%

50

Small-Cap Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Corporate Office Properties Trust	584,166	20,417	0.3%
CBL & Associates Properties Inc.	1,162,556	20,345	0.3%
MFA Financial Inc.	2,489,514	20,314	0.3%
Financials—Other †		2,038,335	29.0%
		2,467,725	35.1%
Health Care
* Mednax Inc.	422,106	28,404	0.4%
PerkinElmer Inc.	1,044,753	26,976	0.4%
* Health Net Inc.	863,382	23,562	0.3%
Cooper Cos. Inc.	412,690	23,251	0.3%
* Health Management Associates Inc. Class A	2,221,002	21,188	0.3%
Health Care—Other †		278,924	4.0%
		402,305	5.7%
Industrials
* BE Aerospace Inc.	860,953	31,881	0.5%
Snap-On Inc.	514,727	29,123	0.4%
Kennametal Inc.	726,069	28,651	0.4%
Hubbell Inc. Class B	467,741	28,125	0.4%
Lincoln Electric Holdings Inc.	376,055	24,545	0.4%
Regal-Beloit Corp.	341,702	22,812	0.3%
Carlisle Cos. Inc.	540,342	21,473	0.3%
Industrials—Other †		854,494	12.1%
		1,041,104	14.8%
Information Technology
* Vishay Intertechnology Inc.	1,526,834	22,414	0.3%
* NCR Corp.	1,422,417	21,862	0.3%
Information Technology—Other †		649,005	9.2%
		693,281	9.8%
Materials
Domtar Corp.	379,685	28,826	0.4%
Aptargroup Inc.	597,694	28,432	0.4%
Huntsman Corp.	1,695,255	26,463	0.4%
Compass Minerals International Inc.	290,226	25,908	0.4%
RPM International Inc.	1,151,978	25,459	0.4%
Packaging Corp. of America	918,256	23,728	0.3%
Cytec Industries Inc.	434,615	23,061	0.3%
* Coeur d’Alene Mines Corp.	791,358	21,620	0.3%
Cabot Corp.	550,088	20,711	0.3%
Materials—Other †		301,699	4.3%
		525,907	7.5%

Telecommunication Services †		43,133	0.6%

Utilities
Questar Corp.	1,555,576	27,083	0.4%
Westar Energy Inc.	1,048,446	26,379	0.4%
Atmos Energy Corp.	798,912	24,926	0.3%
Great Plains Energy Inc.	1,201,348	23,294	0.3%
Utilities—Other †		363,938	5.2%
		465,620	6.6%
Total Common Stocks (Cost $5,847,589)		7,033,407	99.9%[1]

51

Small-Cap Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.211%	49,468,392	49,468	0.7%

4U.S. Government and Agency Obligations †			2,799	0.1%
Total Temporary Cash Investments (Cost $52,267)			52,267	0.8%[1]
[5]Total Investments (Cost $5,899,856)			7,085,674	100.7%
Other Assets and Liabilities
Other Assets			24,760	0.3%
Liabilities[3]			(71,879)	(1.0%)
			(47,119)	(0.7%)
Net Assets			7,038,555	100.0%

52

Small-Cap Value Index Fund

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	7,623,267
Overdistributed Net Investment Income	(10,132)
Accumulated Net Realized Losses	(1,760,361)
Unrealized Appreciation (Depreciation)
Investment Securities	1,185,818
Futures Contracts	(37)
Net Assets	7,038,555

Investor Shares—Net Assets
Applicable to 269,610,405 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,315,881
Net Asset Value Per Share—Investor Shares	$16.01

Institutional Shares—Net Assets
Applicable to 54,322,573 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	871,440
Net Asset Value Per Share—Institutional Shares	$16.04

ETF Shares—Net Assets
Applicable to 27,713,816 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,851,234
Net Asset Value Per Share—ETF Shares	$66.80

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $35,474,000 of collateral received for securities on loan.
4 Securities with a value of $1,299,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $32,526,000.
See accompanying Notes, which are an integral part of the Financial Statements.

53

Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	135,632
Interest[1]	34
Security Lending	2,680
Total Income	138,346
Expenses
The Vanguard Group—Note B
Investment Advisory Services	373
Management and Administrative—Investor Shares	8,250
Management and Administrative—Institutional Shares	261
Management and Administrative—ETF Shares	1,153
Marketing and Distribution—Investor Shares	957
Marketing and Distribution—Institutional Shares	189
Marketing and Distribution—ETF Shares	446
Custodian Fees	268
Auditing Fees	33
Shareholders’ Reports—Investor Shares	92
Shareholders’ Reports—Institutional Shares	31
Shareholders’ Reports—ETF Shares	134
Trustees’ Fees and Expenses	10
Total Expenses	12,197
Net Investment Income	126,149
Realized Net Gain (Loss)
Investment Securities Sold	113,225
Futures Contracts	(175)
Realized Net Gain (Loss)	113,050
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,097,182
Futures Contracts	85
Change in Unrealized Appreciation (Depreciation)	1,097,267
Net Increase (Decrease) in Net Assets Resulting from Operations	1,336,466
1 Interest income from an affiliated company of the fund was $29,000.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	126,149	95,323
Realized Net Gain (Loss)	113,050	(377,566)
Change in Unrealized Appreciation (Depreciation)	1,097,267	1,468,397
Net Increase (Decrease) in Net Assets Resulting from Operations	1,336,466	1,186,154
Distributions
Net Investment Income
Investor Shares	(77,203)	(60,460)
Institutional Shares	(16,898)	(10,732)
ETF Shares	(35,797)	(25,772)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(129,898)	(96,964)
Capital Share Transactions
Investor Shares	286,817	154,755
Institutional Shares	178,789	49,011
ETF Shares	233,708	127,785
Net Increase (Decrease) from Capital Share Transactions	699,314	331,551
Total Increase (Decrease)	1,905,882	1,420,741
Net Assets
Beginning of Period	5,132,673	3,711,932
End of Period[1]	7,038,555	5,132,673
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($10,132,000) and ($6,383,000).

See accompanying Notes, which are an integral part of the Financial Statements.

55

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.06	$10.21	$15.49	$17.05	$14.56
Investment Operations
Net Investment Income	.285	.241	.293	.344	.311
Net Realized and Unrealized Gain (Loss)
on Investments	2.956	2.854	(5.277)	(1.551)	2.488
Total from Investment Operations	3.241	3.095	(4.984)	(1.207)	2.799
Distributions
Dividends from Net Investment Income	(.291)	(.245)	(.296)	(.353)	(.309)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.291)	(.245)	(.296)	(.353)	(.309)
Net Asset Value, End of Period	$16.01	$13.06	$10.21	$15.49	$17.05

Total Return[1]	24.82%	30.34%	-32.05%	-7.07%	19.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,316	$3,279	$2,435	$3,678	$4,314
Ratio of Total Expenses to
Average Net Assets	0.26%	0.28%	0.23%	0.22%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.03%	2.26%	2.33%	1.95%	2.06%
Portfolio Turnover Rate[2]	25%	33%	30%	34%	25%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.09	$10.22	$15.53	$17.09	$14.59
Investment Operations
Net Investment Income	.311	.262	.315	.372	.345
Net Realized and Unrealized Gain (Loss)
on Investments	2.957	2.874	(5.307)	(1.551)	2.488
Total from Investment Operations	3.268	3.136	(4.992)	(1.179)	2.833
Distributions
Dividends from Net Investment Income	(.318)	(.266)	(.318)	(.381)	(.333)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.318)	(.266)	(.318)	(.381)	(.333)
Net Asset Value, End of Period	$16.04	$13.09	$10.22	$15.53	$17.09

Total Return	24.97%	30.71%	-32.02%	-6.89%	19.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$871	$543	$383	$430	$310
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.21%	2.46%	2.49%	2.10%	2.21%
Portfolio Turnover Rate[1]	25%	33%	30%	34%	25%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$54.49	$42.58	$64.65	$71.16	$60.76
Investment Operations
Net Investment Income	1.269	1.071	1.296	1.531	1.380
Net Realized and Unrealized Gain (Loss)
on Investments	12.340	11.923	(22.053)	(6.474)	10.391
Total from Investment Operations	13.609	12.994	(20.757)	(4.943)	11.771
Distributions
Dividends from Net Investment Income	(1.299)	(1.084)	(1.313)	(1.567)	(1.371)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.299)	(1.084)	(1.313)	(1.567)	(1.371)
Net Asset Value, End of Period	$66.80	$54.49	$42.58	$64.65	$71.16

Total Return	24.97%	30.52%	-31.99%	-6.96%	19.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,851	$1,310	$894	$819	$510
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.40%	2.45%	2.06%	2.17%
Portfolio Turnover Rate[1]	25%	33%	30%	34%	25%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

59

Small-Cap Value Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $1,155,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,033,407	—	—
Temporary Cash Investments	49,468	2,799	—
Futures Contracts—Assets[1]	43	—	—
Futures Contracts—Liabilities[1]	(128)	—	—
Total	7,082,790	2,799	—
1 Represents variation margin on the last day of the reporting period.

60

Small-Cap Value Index Fund

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2011	132	10,326	(37)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $349,443,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $317,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,638,969,000 to offset future net capital gains of $67,032,000 through December 31, 2011, $86,085,000 through December 31, 2015, $318,931,000 through December 31, 2016, $778,148,000 through December 31, 2017, and $388,773,000 through December 31, 2018. In addition, the fund realized losses of $105,048,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $5,915,195,000. Net unrealized appreciation of investment securities for tax purposes was $1,170,479,000, consisting of unrealized gains of $1,415,456,000 on securities that had risen in value since their purchase and $244,977,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $3,219,592,000 of investment securities and sold $2,509,345,000 of investment securities, other than temporary cash investments.

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Small-Cap Value Index Fund

G.	Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,084,315	75,426	676,646	63,651
Issued in Lieu of Cash Distributions	71,353	4,458	55,690	4,297
Redeemed	(868,851)	(61,333)	(577,581)	(55,367)
Net Increase (Decrease)—Investor Shares	286,817	18,551	154,755	12,581
Institutional Shares
Issued	361,078	25,363	190,927	17,053
Issued in Lieu of Cash Distributions	15,127	943	9,248	713
Redeemed	(197,416)	(13,503)	(151,164)	(13,695)
Net Increase (Decrease)—Institutional Shares	178,789	12,803	49,011	4,071
ETF Shares
Issued	1,281,986	21,271	874,144	18,135
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,048,278)	(17,600)	(746,359)	(15,100)
Net Increase (Decrease)—ETF Shares	233,708	3,671	127,785	3,035

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

62

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund: In our opinion, the accompanying statements of net assets-investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2011

63

Special 2010 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Small-Cap	197,354
Small-Cap Growth	26,582
Small-Cap Value	95,280

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Small-Cap	70.2%
Small-Cap Growth	86.7
Small-Cap Value	69.6

64

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Small-Capitalization Portfolios
Periods Ended December 31, 2010
	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund Investor Shares
Returns Before Taxes	27.72%	5.39%	7.23%
Returns After Taxes on Distributions	27.45	5.11	6.92
Returns After Taxes on Distributions and Sale of Fund Shares	18.21	4.53	6.22

	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund Investor Shares
Returns Before Taxes	30.69%	6.42%	7.52%
Returns After Taxes on Distributions	30.61	6.33	7.44
Returns After Taxes on Distributions and Sale of Fund Shares	20.03	5.52	6.62

	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund Investor Shares
Returns Before Taxes	24.82%	4.14%	7.95%
Returns After Taxes on Distributions	24.36	3.68	7.22
Returns After Taxes on Distributions and Sale of Fund Shares	16.46	3.39	6.61

65

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

66

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,294.93	$1.50
Admiral Shares	1,000.00	1,296.11	0.69
Signal Shares	1,000.00	1,296.01	0.69
Institutional Shares	1,000.00	1,296.22	0.46
ETF Shares	1,000.00	1,296.10	0.69
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,329.84	$1.53
Institutional Shares	1,000.00	1,330.96	0.47
ETF Shares	1,000.00	1,330.70	0.70
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,261.18	$1.48
Institutional Shares	1,000.00	1,262.58	0.46
ETF Shares	1,000.00	1,262.28	0.68

67

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2010	12/31/2010	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.60	0.61
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.60	0.61
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.60	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Small-Cap Growth Index Fund, 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; and for the Small-Cap Value Index Fund, 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. This table does not include data for funds or share classes of funds with fewer than six months of history.

68

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

69

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

70

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001. [2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008).
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The funds or securities referred to herein are not
Fund Information > 800-662-7447	sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022011

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.2%)
	Gentex Corp.	2,084,852	61,628
*	Signet Jewelers Ltd.	1,276,324	55,392
	Tractor Supply Co.	1,082,354	52,483
	Williams-Sonoma Inc.	1,450,339	51,763
*	Lululemon Athletica Inc.	686,272	46,955
*	Deckers Outdoor Corp.	575,925	45,924
	Sotheby's	997,873	44,904
*	Panera Bread Co. Class A	442,779	44,814
	Tupperware Brands Corp.	939,489	44,785
	Jarden Corp.	1,363,890	42,103
*	Tempur-Pedic International Inc.	987,098	39,543
*	WMS Industries Inc.	865,061	39,135
*	J Crew Group Inc.	903,472	38,976
*	Big Lots Inc.	1,208,627	36,815
	Polaris Industries Inc.	470,558	36,713
*	Tenneco Inc.	889,904	36,628
*	Warnaco Group Inc.	663,231	36,524
*	Hanesbrands Inc.	1,424,575	36,184
*	Dana Holding Corp.	2,091,327	35,992
	RadioShack Corp.	1,868,317	34,545
*	Aeropostale Inc.	1,392,853	34,320
*	Bally Technologies Inc.	803,179	33,886
	Chico's FAS Inc.	2,668,387	32,101
	Rent-A-Center Inc.	982,467	31,714
*	DreamWorks Animation SKG Inc. Class A	1,038,796	30,613
	John Wiley & Sons Inc. Class A	675,966	30,581
	Service Corp. International	3,674,866	30,318
*,^	Under Armour Inc. Class A	543,306	29,795
	Dillard's Inc. Class A	701,506	26,615
*	Coinstar Inc.	462,891	26,126
*	Carter's Inc.	884,861	26,112
*	Cheesecake Factory Inc.	841,584	25,803
*	Career Education Corp.	1,209,967	25,083
	Brunswick Corp.	1,319,587	24,729
*	Dress Barn Inc.	935,534	24,717
*	AnnTaylor Stores Corp.	879,175	24,081
*	Madison Square Garden Inc. Class A	926,565	23,887
*	Valassis Communications Inc.	732,499	23,696
*	Live Nation Entertainment Inc.	2,065,715	23,590
	Aaron's Inc.	1,146,750	23,382
*	Jo-Ann Stores Inc.	386,384	23,268
	Wolverine World Wide Inc.	726,506	23,161
*	Life Time Fitness Inc.	561,062	22,998
*	Vail Resorts Inc.	432,345	22,499
*	OfficeMax Inc.	1,265,982	22,408
*	Office Depot Inc.	4,107,922	22,183
*	CROCS Inc.	1,289,779	22,081
*,^	Saks Inc.	2,036,800	21,794
*	Sally Beauty Holdings Inc.	1,494,067	21,709
*	Eastman Kodak Co.	3,999,565	21,438
*	Iconix Brand Group Inc.	1,076,924	20,795
*	Collective Brands Inc.	966,040	20,383
	Jones Group Inc.	1,296,818	20,153
*	Orient-Express Hotels Ltd. Class A	1,501,967	19,511
	Cooper Tire & Rubber Co.	823,670	19,422
	Hillenbrand Inc.	927,032	19,292
	Cracker Barrel Old Country Store Inc.	350,735	19,210
*	New York Times Co. Class A	1,943,574	19,047
	Weight Watchers International Inc.	505,159	18,938
	Six Flags Entertainment Corp.	346,948	18,874
	Meredith Corp.	541,179	18,752

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Men's Wearhouse Inc.	744,570	18,599
*	Childrens Place Retail Stores Inc.	371,479	18,440
*	HSN Inc.	599,909	18,381
*	Pier 1 Imports Inc.	1,744,652	18,319
	Thor Industries Inc.	536,365	18,215
*	Gaylord Entertainment Co.	491,354	17,659
	Morningstar Inc.	331,939	17,619
	Cinemark Holdings Inc.	1,013,590	17,474
*	Jack in the Box Inc.	820,516	17,337
	Choice Hotels International Inc.	444,042	16,993
	PF Chang's China Bistro Inc.	344,734	16,706
	Pool Corp.	738,276	16,641
	Arbitron Inc.	399,499	16,587
*	JOS A Bank Clothiers Inc.	409,732	16,520
*	Ulta Salon Cosmetics & Fragrance Inc.	479,656	16,308
	MDC Holdings Inc.	562,424	16,181
	KB Home	1,179,271	15,908
*	Hibbett Sports Inc.	429,759	15,858
	Buckle Inc.	418,025	15,789
	National CineMedia Inc.	788,888	15,707
	Matthews International Corp. Class A	443,393	15,510
*	Steven Madden Ltd.	370,989	15,478
*	Timberland Co. Class A	618,645	15,212
	Bob Evans Farms Inc.	454,722	14,988
*,^	Capella Education Co.	224,347	14,937
	Regal Entertainment Group Class A	1,264,196	14,842
	Group 1 Automotive Inc.	354,803	14,817
	Monro Muffler Brake Inc.	425,979	14,735
	Regis Corp.	856,918	14,225
*	Texas Roadhouse Inc. Class A	799,482	13,727
*	Genesco Inc.	360,131	13,501
	Finish Line Inc. Class A	777,862	13,371
*	Cabela's Inc.	606,004	13,181
*,^	Tesla Motors Inc.	485,577	12,931
*	Helen of Troy Ltd.	433,858	12,903
*	Shutterfly Inc.	365,313	12,797
*	Pinnacle Entertainment Inc.	909,264	12,748
*	CEC Entertainment Inc.	320,707	12,453
*	American Axle & Manufacturing Holdings Inc.	956,454	12,300
	American Greetings Corp. Class A	552,007	12,232
	Scholastic Corp.	412,276	12,179
*,^	Blue Nile Inc.	213,346	12,174
*	Vitamin Shoppe Inc.	356,102	11,979
*	Penske Automotive Group Inc.	685,732	11,945
*	99 Cents Only Stores	726,318	11,578
*,^	Education Management Corp.	637,904	11,546
*	BJ's Restaurants Inc.	322,745	11,435
*	Ruby Tuesday Inc.	868,315	11,340
	Cato Corp. Class A	413,699	11,339
*	Buffalo Wild Wings Inc.	257,194	11,278
*	DineEquity Inc.	226,887	11,204
	Ryland Group Inc.	656,972	11,188
*	Skechers U.S.A. Inc. Class A	538,769	10,775
	International Speedway Corp. Class A	411,585	10,771
	Columbia Sportswear Co.	176,234	10,627
*	Exide Technologies	1,128,743	10,621
	PEP Boys-Manny Moe & Jack	780,733	10,485
*	American Public Education Inc.	275,272	10,251
*	Scientific Games Corp. Class A	1,020,827	10,167
*	Modine Manufacturing Co.	655,742	10,164
*,^	Liz Claiborne Inc.	1,406,081	10,068
*	Quiksilver Inc.	1,973,634	10,006
	Stage Stores Inc.	569,301	9,872
*	Domino's Pizza Inc.	616,794	9,838

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Steiner Leisure Ltd.	209,909	9,803
*	K12 Inc.	340,199	9,750
*	Belo Corp. Class A	1,367,521	9,682
*	Interval Leisure Group Inc.	593,361	9,577
*	Meritage Homes Corp.	429,775	9,541
*	Shuffle Master Inc.	797,982	9,137
*	Federal-Mogul Corp.	441,958	9,126
	Brown Shoe Co. Inc.	646,052	8,999
*	Boyd Gaming Corp.	834,244	8,843
*	Sonic Corp.	871,721	8,822
	Express Inc.	461,999	8,686
*	Papa John's International Inc.	313,339	8,679
*	DSW Inc. Class A	219,652	8,588
*	Zumiez Inc.	318,985	8,571
*	G-III Apparel Group Ltd.	241,581	8,492
	Stewart Enterprises Inc. Class A	1,268,259	8,485
^	Barnes & Noble Inc.	580,197	8,210
*	Maidenform Brands Inc.	343,440	8,164
*	Lumber Liquidators Holdings Inc.	326,664	8,137
*	Asbury Automotive Group Inc.	438,469	8,103
*	True Religion Apparel Inc.	360,336	8,021
*	Peet's Coffee & Tea Inc.	192,074	8,017
*	iRobot Corp.	321,306	7,994
	Churchill Downs Inc.	183,620	7,969
*	Ascent Media Corp. Class A	201,593	7,814
	Callaway Golf Co.	957,568	7,728
	Ethan Allen Interiors Inc.	385,274	7,709
	Fred's Inc. Class A	559,146	7,694
^	Nutrisystem Inc.	360,262	7,576
*	Jakks Pacific Inc.	412,438	7,515
*	Select Comfort Corp.	819,207	7,479
*	Biglari Holdings Inc.	18,192	7,463
*	Standard Pacific Corp.	1,597,778	7,350
*	Knology Inc.	469,681	7,341
*	Fuel Systems Solutions Inc.	248,446	7,299
	Harte-Hanks Inc.	570,096	7,280
	Sonic Automotive Inc. Class A	545,015	7,216
*	Dorman Products Inc.	198,634	7,198
	Superior Industries International Inc.	337,553	7,163
*	RC2 Corp.	321,620	7,002
*	La-Z-Boy Inc.	774,072	6,982
*,^	Corinthian Colleges Inc.	1,315,009	6,851
	Universal Technical Institute Inc.	306,812	6,756
	Drew Industries Inc.	294,691	6,695
*	Winnebago Industries Inc.	433,484	6,589
*	Lions Gate Entertainment Corp.	973,765	6,339
*	Krispy Kreme Doughnuts Inc.	902,673	6,301
*,^	Pre-Paid Legal Services Inc.	103,592	6,241
*,^	hhgregg Inc.	292,909	6,136
*	Charming Shoppes Inc.	1,721,112	6,110
^	PetMed Express Inc.	341,649	6,085
	Ameristar Casinos Inc.	389,098	6,082
*	Beazer Homes USA Inc.	1,124,905	6,063
*	California Pizza Kitchen Inc.	348,883	6,029
*	Grand Canyon Education Inc.	306,620	6,007
*	Retail Ventures Inc.	364,608	5,943
*	Rue21 Inc.	198,366	5,814
	Sinclair Broadcast Group Inc. Class A	696,950	5,701
*	Universal Electronics Inc.	200,762	5,696
*	Wet Seal Inc. Class A	1,515,002	5,605
*	Citi Trends Inc.	221,816	5,446
*,^	Bridgepoint Education Inc.	284,844	5,412
	Oxford Industries Inc.	209,166	5,357
*	Pacific Sunwear of California Inc.	981,591	5,320

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Denny's Corp.	1,482,830	5,309
*	AFC Enterprises Inc.	379,904	5,281
*	Mediacom Communications Corp. Class A	612,217	5,179
^	World Wrestling Entertainment Inc. Class A	362,980	5,169
*	Core-Mark Holding Co. Inc.	144,865	5,156
*	K-Swiss Inc. Class A	406,657	5,071
*	Talbots Inc.	574,527	4,895
*	ChinaCast Education Corp.	630,122	4,890
*	EW Scripps Co. Class A	477,188	4,843
	Volcom Inc.	255,657	4,824
*	Red Robin Gourmet Burgers Inc.	220,438	4,733
	Big 5 Sporting Goods Corp.	308,052	4,704
*	Warner Music Group Corp.	805,809	4,537
	Lincoln Educational Services Corp.	285,104	4,422
	Sturm Ruger & Co. Inc.	286,446	4,380
*	Movado Group Inc.	270,060	4,359
*	M/I Homes Inc.	275,602	4,239
	HOT Topic Inc.	662,836	4,156
*	Dex One Corp.	556,966	4,155
	Marcus Corp.	310,833	4,125
*,^	Overstock.com Inc.	241,042	3,972
*	America's Car-Mart Inc.	145,294	3,935
*	Unifi Inc.	223,889	3,790
*	Libbey Inc.	240,831	3,726
*	Shoe Carnival Inc.	137,805	3,721
	Stein Mart Inc.	389,467	3,603
*,^	Deer Consumer Products Inc.	300,070	3,373
	Speedway Motorsports Inc.	218,132	3,342
*	Smith & Wesson Holding Corp.	892,473	3,338
*	Kirkland's Inc.	237,098	3,326
	Christopher & Banks Corp.	533,557	3,281
*,^	Hovnanian Enterprises Inc. Class A	800,176	3,273
*	Journal Communications Inc. Class A	637,329	3,219
	Haverty Furniture Cos. Inc.	247,485	3,212
	Ambassadors Group Inc.	267,791	3,080
*	Coldwater Creek Inc.	957,928	3,037
	Blyth Inc.	85,114	2,935
*	Furniture Brands International Inc.	569,417	2,927
*	Leapfrog Enterprises Inc.	525,073	2,914
	Spartan Motors Inc.	464,489	2,829
*	CKX Inc.	694,733	2,800
	Weyco Group Inc.	109,367	2,678
	Bebe Stores Inc.	448,200	2,671
*	LIN TV Corp. Class A	467,957	2,480
*	Isle of Capri Casinos Inc.	241,700	2,470
	CSS Industries Inc.	115,379	2,378
*,^	China MediaExpress Holdings Inc.	148,956	2,359
*	Systemax Inc.	164,301	2,317
*	Sealy Corp.	727,389	2,124
*,^	Wonder Auto Technology Inc.	277,892	2,095
*	Monarch Casino & Resort Inc.	145,940	1,824
*	Kenneth Cole Productions Inc. Class A	144,664	1,807
*,^	Martha Stewart Living Omnimedia Class A	404,381	1,787
*	New York & Co. Inc.	404,067	1,786
*	Orbitz Worldwide Inc.	303,588	1,697
*,^	Brookfield Homes Corp.	177,242	1,666
*	ReachLocal Inc.	82,659	1,646
*,^	Fuqi International Inc.	250,294	1,597
*	Vitacost.com Inc.	252,101	1,437
*	China Automotive Systems Inc.	100,643	1,369
	Outdoor Channel Holdings Inc.	189,218	1,357
*	Marine Products Corp.	166,803	1,111
*	China XD Plastics Co. Ltd.	200,965	1,081
*	Archipelago Learning Inc.	96,942	951

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	7,748	2
			3,412,363
Consumer Staples (2.7%)
	Del Monte Foods Co.	2,898,982	54,501
	Corn Products International Inc.	1,121,113	51,571
*	BJ's Wholesale Club Inc.	801,703	38,402
*	TreeHouse Foods Inc.	527,495	26,950
	Nu Skin Enterprises Inc. Class A	831,362	25,157
*	United Natural Foods Inc.	670,712	24,602
	Casey's General Stores Inc.	561,923	23,887
*	Central European Distribution Corp.	999,294	22,884
	Ruddick Corp.	618,250	22,776
^	Diamond Foods Inc.	324,645	17,265
*	Hain Celestial Group Inc.	637,734	17,257
	Lancaster Colony Corp.	292,693	16,742
*	Darling International Inc.	1,227,331	16,299
	Fresh Del Monte Produce Inc.	639,817	15,963
	Universal Corp.	359,451	14,630
*	Boston Beer Co. Inc. Class A	144,457	13,736
	Sanderson Farms Inc.	321,706	12,595
	J&J Snack Foods Corp.	220,407	10,632
^	Vector Group Ltd.	613,833	10,632
	Pricesmart Inc.	266,740	10,144
	B&G Foods Inc. Class A	709,663	9,744
	WD-40 Co.	235,516	9,487
	Andersons Inc.	260,359	9,464
*	Chiquita Brands International Inc.	668,293	9,369
	Snyders-Lance Inc.	386,582	9,061
*	Rite Aid Corp.	9,897,671	8,742
	Tootsie Roll Industries Inc.	299,074	8,664
*	Prestige Brands Holdings Inc.	708,008	8,461
*,^	Zhongpin Inc.	413,686	8,439
*	Elizabeth Arden Inc.	351,336	8,084
*,^	Dole Food Co. Inc.	591,085	7,986
	Nash Finch Co.	183,149	7,786
*	Heckmann Corp.	1,540,625	7,749
	Weis Markets Inc.	180,013	7,260
*	Pantry Inc.	339,582	6,744
	Cal-Maine Foods Inc.	207,161	6,542
*	Central Garden and Pet Co. Class A	637,659	6,300
*	Winn-Dixie Stores Inc.	824,856	5,914
	Spartan Stores Inc.	337,476	5,720
*	Pilgrim's Pride Corp.	797,633	5,655
*	Alliance One International Inc.	1,261,558	5,349
*	USANA Health Sciences Inc.	117,304	5,097
	Inter Parfums Inc.	226,054	4,261
*	Smart Balance Inc.	912,570	3,951
	Calavo Growers Inc.	163,728	3,774
	Ingles Markets Inc. Class A	191,351	3,674
	Coca-Cola Bottling Co. Consolidated	63,832	3,548
	Village Super Market Inc. Class A	84,293	2,782
*,^	China-Biotics Inc.	166,523	2,448
*	Central Garden and Pet Co.	238,137	2,343
*,^	American Oriental Bioengineering Inc.	943,796	2,265
	National Beverage Corp.	172,364	2,265
	Farmer Bros Co.	108,813	1,937
*	Susser Holdings Corp.	130,535	1,808
*	Revlon Inc. Class A	183,231	1,803
*,^	Feihe International Inc.	166,479	1,771
*,^	AgFeed Industries Inc.	527,845	1,552
	Alico Inc.	55,750	1,329
			655,753
Energy (6.1%)
	SM Energy Co.	939,777	55,381

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Atlas Energy Inc.	1,167,396	51,330
*	Oil States International Inc.	748,886	47,996
*	Brigham Exploration Co.	1,736,477	47,302
*	Superior Energy Services Inc.	1,173,416	41,058
*	SandRidge Energy Inc.	5,428,365	39,736
*	Dril-Quip Inc.	474,542	36,881
	World Fuel Services Corp.	955,297	34,543
	Holly Corp.	792,144	32,296
*	Atwood Oceanics Inc.	863,425	32,266
	Berry Petroleum Co. Class A	724,352	31,654
*	Gran Tierra Energy Inc.	3,785,391	30,472
	SEACOR Holdings Inc.	300,301	30,357
	CARBO Ceramics Inc.	292,641	30,300
*	Rosetta Resources Inc.	785,307	29,559
	Frontier Oil Corp.	1,574,049	28,349
*	Unit Corp.	605,459	28,142
	Lufkin Industries Inc.	446,056	27,829
*	Complete Production Services Inc.	926,316	27,373
*	Energy XXI Bermuda Ltd.	901,313	24,939
*	Key Energy Services Inc.	1,871,145	24,287
*	Swift Energy Co.	620,044	24,275
*	Bristow Group Inc.	511,739	24,231
*	Bill Barrett Corp.	581,846	23,931
*	Patriot Coal Corp.	1,151,058	22,296
*	Northern Oil and Gas Inc.	811,502	22,081
*	Exterran Holdings Inc.	894,306	21,419
*	McMoRan Exploration Co.	1,195,604	20,493
*	Oasis Petroleum Inc.	755,450	20,488
*	International Coal Group Inc.	2,579,401	19,965
*	Cloud Peak Energy Inc.	849,580	19,736
*	Carrizo Oil & Gas Inc.	543,384	18,741
*	Helix Energy Solutions Group Inc.	1,493,550	18,132
*	Comstock Resources Inc.	704,722	17,308
*	Kodiak Oil & Gas Corp.	2,455,944	16,209
	Overseas Shipholding Group Inc.	430,835	15,260
*	Stone Energy Corp.	650,844	14,507
*	ION Geophysical Corp.	1,701,015	14,425
*	Petroleum Development Corp.	340,446	14,370
*	Enbridge Energy Management LLC	223,307	14,258
*	Tetra Technologies Inc.	1,135,424	13,477
^	RPC Inc.	661,174	11,980
*	CVR Energy Inc.	771,074	11,705
	Penn Virginia Corp.	677,899	11,402
	Contango Oil & Gas Co.	187,967	10,889
*,^	ATP Oil & Gas Corp.	648,490	10,856
*	Gulfport Energy Corp.	498,660	10,796
*	Global Industries Ltd.	1,541,421	10,682
*	Gulfmark Offshore Inc.	351,074	10,673
*	James River Coal Co.	413,721	10,480
*	USEC Inc.	1,698,800	10,227
*	Clayton Williams Energy Inc.	117,555	9,871
*,^	Clean Energy Fuels Corp.	707,925	9,798
*	Resolute Energy Corp.	612,950	9,047
	W&T Offshore Inc.	500,344	8,941
*	Western Refining Inc.	794,205	8,403
*	Newpark Resources Inc.	1,338,422	8,245
*	Approach Resources Inc.	346,384	8,001
*	Cal Dive International Inc.	1,405,927	7,972
*	Parker Drilling Co.	1,738,745	7,946
*	T-3 Energy Services Inc.	199,143	7,932
*	Energy Partners Ltd.	506,665	7,529
*	Hornbeck Offshore Services Inc.	354,561	7,403
*	Tesco Corp.	449,905	7,144
*	OYO Geospace Corp.	71,779	7,114

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Pioneer Drilling Co.	805,404	7,096
*	Rex Energy Corp.	492,563	6,723
*	Goodrich Petroleum Corp.	362,973	6,403
*	Petroquest Energy Inc.	847,543	6,382
*	Vaalco Energy Inc.	841,293	6,024
*	Venoco Inc.	326,345	6,021
*	Willbros Group Inc.	605,045	5,942
*	Hercules Offshore Inc.	1,710,735	5,919
*	Magnum Hunter Resources Corp.	808,392	5,820
*	Harvest Natural Resources Inc.	474,943	5,780
*,^	BPZ Resources Inc.	1,203,495	5,729
	Gulf Island Fabrication Inc.	202,149	5,697
*	Basic Energy Services Inc.	338,383	5,577
	Crosstex Energy Inc.	628,927	5,572
*,^	Uranium Energy Corp.	858,473	5,185
*	Matrix Service Co.	414,421	5,048
*	Warren Resources Inc.	1,005,165	4,543
*,^	Cheniere Energy Inc.	814,817	4,498
	General Maritime Corp.	1,329,635	4,321
*	Allis-Chalmers Energy Inc.	593,231	4,206
*	Endeavour International Corp.	296,146	4,087
*	Dawson Geophysical Co.	117,594	3,751
*,^	L&L Energy Inc.	333,498	3,602
*	Gastar Exploration Ltd.	836,009	3,595
*	PHI Inc.	185,303	3,491
*	Global Geophysical Services Inc.	265,833	2,759
*,^	Delta Petroleum Corp.	2,722,270	2,069
*	Oilsands Quest Inc.	4,675,473	1,964
	Delek US Holdings Inc.	205,213	1,494
*,^	China Integrated Energy Inc.	179,053	1,312
^	Alon USA Energy Inc.	160,127	958
*	Contango ORE Inc.		186
			1,474,442
Financials (20.1%)
	Camden Property Trust	997,373	53,838
*	E*Trade Financial Corp.	3,288,077	52,609
	Essex Property Trust Inc.	451,670	51,590
	Ares Capital Corp.	3,016,241	49,708
*	Popular Inc.	15,230,904	47,825
	Senior Housing Properties Trust	2,085,056	45,746
	Arthur J Gallagher & Co.	1,567,490	45,583
	Apartment Investment & Management Co.	1,743,864	45,061
	Waddell & Reed Financial Inc. Class A	1,272,215	44,896
	Developers Diversified Realty Corp.	3,165,817	44,606
	First Niagara Financial Group Inc.	3,114,859	43,546
	BRE Properties Inc.	954,097	41,503
	Taubman Centers Inc.	814,780	41,130
	East West Bancorp Inc.	2,093,203	40,922
	Mack-Cali Realty Corp.	1,183,198	39,117
*	American Capital Ltd.	5,013,963	37,906
	Allied World Assurance Co. Holdings Ltd.	618,661	36,773
	BioMed Realty Trust Inc.	1,914,490	35,705
	Corporate Office Properties Trust	981,490	34,303
	CBL & Associates Properties Inc.	1,954,766	34,208
	MFA Financial Inc.	4,185,969	34,158
	Protective Life Corp.	1,275,659	33,984
	Highwoods Properties Inc.	1,066,398	33,965
	Bank of Hawaii Corp.	718,649	33,927
*	SVB Financial Group	624,514	33,130
	National Retail Properties Inc.	1,242,520	32,927
	Aspen Insurance Holdings Ltd.	1,142,196	32,690
	Valley National Bancorp	2,279,886	32,602
	FirstMerit Corp.	1,619,612	32,052
	Endurance Specialty Holdings Ltd.	695,402	32,037

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Entertainment Properties Trust	692,581	32,032
Apollo Investment Corp.	2,885,963	31,948
Omega Healthcare Investors Inc.	1,411,209	31,668
StanCorp Financial Group Inc.	696,244	31,428
Hanover Insurance Group Inc.	669,391	31,274
Mid-America Apartment Communities Inc.	488,323	31,004
Home Properties Inc.	558,339	30,982
Tanger Factory Outlet Centers	602,615	30,848
American Campus Communities Inc.	966,863	30,708
Fulton Financial Corp.	2,960,142	30,608
Alterra Capital Holdings Ltd.	1,413,214	30,582
* Forest City Enterprises Inc. Class A	1,817,391	30,332
* Signature Bank	604,365	30,218
Erie Indemnity Co. Class A	452,643	29,635
Synovus Financial Corp.	11,104,572	29,316
* Stifel Financial Corp.	469,571	29,132
Washington Real Estate Investment Trust	930,294	28,830
* MBIA Inc.	2,389,630	28,652
Kilroy Realty Corp.	779,467	28,427
Washington Federal Inc.	1,674,372	28,330
TCF Financial Corp.	1,908,088	28,259
* Alleghany Corp.	92,084	28,212
DiamondRock Hospitality Co.	2,301,466	27,618
Platinum Underwriters Holdings Ltd.	611,841	27,514
LaSalle Hotel Properties	1,039,116	27,433
* MGIC Investment Corp.	2,688,821	27,399
^ American Capital Agency Corp.	953,033	27,390
CommonWealth REIT	1,073,458	27,384
CapitalSource Inc.	3,853,223	27,358
Douglas Emmett Inc.	1,644,265	27,295
* ProAssurance Corp.	449,855	27,261
Post Properties Inc.	724,901	26,314
Prosperity Bancshares Inc.	659,760	25,915
Equity Lifestyle Properties Inc.	434,582	24,306
Westamerica Bancorporation	434,450	24,099
* CNO Financial Group Inc.	3,550,710	24,074
Iberiabank Corp.	399,966	23,650
Brandywine Realty Trust	1,965,359	22,896
Trustmark Corp.	903,718	22,448
Starwood Property Trust Inc.	1,021,558	21,943
Webster Financial Corp.	1,104,292	21,755
Extra Space Storage Inc.	1,236,752	21,519
NewAlliance Bancshares Inc.	1,408,663	21,102
First American Financial Corp.	1,395,559	20,850
Delphi Financial Group Inc.	722,026	20,823
Montpelier Re Holdings Ltd.	1,042,346	20,784
Umpqua Holdings Corp.	1,705,378	20,771
Whitney Holding Corp.	1,439,262	20,366
Hatteras Financial Corp.	672,585	20,359
Healthcare Realty Trust Inc.	948,497	20,080
UMB Financial Corp.	481,980	19,964
Northwest Bancshares Inc.	1,648,822	19,390
Potlatch Corp.	595,157	19,372
* PHH Corp.	825,973	19,121
* Portfolio Recovery Associates Inc.	253,901	19,093
DuPont Fabros Technology Inc.	883,561	18,793
Susquehanna Bancshares Inc.	1,931,153	18,694
Cathay General Bancorp	1,110,477	18,545
* Knight Capital Group Inc. Class A	1,337,567	18,445
Astoria Financial Corp.	1,311,699	18,246
Colonial Properties Trust	1,007,583	18,187
* Sunstone Hotel Investors Inc.	1,759,748	18,178
Unitrin Inc.	737,399	18,096
^ United Bankshares Inc.	616,589	18,004

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Medical Properties Trust Inc.	1,659,136	17,968
	BancorpSouth Inc.	1,118,304	17,837
*	Ezcorp Inc. Class A	654,078	17,745
*	MF Global Holdings Ltd.	2,092,835	17,496
	Argo Group International Holdings Ltd.	462,542	17,322
	EastGroup Properties Inc.	401,401	16,987
	Wintrust Financial Corp.	511,497	16,895
	Symetra Financial Corp.	1,231,114	16,866
	FNB Corp.	1,705,103	16,744
	DCT Industrial Trust Inc.	3,144,881	16,699
	National Health Investors Inc.	370,812	16,694
	Redwood Trust Inc.	1,102,489	16,460
	PS Business Parks Inc.	292,938	16,322
	International Bancshares Corp.	809,823	16,221
	Glacier Bancorp Inc.	1,070,204	16,171
	Cash America International Inc.	437,505	16,157
	First Financial Bancorp	865,799	16,000
	Radian Group Inc.	1,978,510	15,967
	Invesco Mortgage Capital Inc.	722,910	15,788
	Tower Group Inc.	609,968	15,603
	Old National Bancorp	1,297,333	15,425
^	Lexington Realty Trust	1,938,044	15,407
	Hancock Holding Co.	439,103	15,307
	Franklin Street Properties Corp.	1,069,574	15,241
	Sovran Self Storage Inc.	410,794	15,121
	National Penn Bancshares Inc.	1,877,026	15,073
	First Citizens BancShares Inc. Class A	78,204	14,784
	Hersha Hospitality Trust Class A	2,200,303	14,522
	Selective Insurance Group Inc.	794,928	14,428
	Alexander's Inc.	34,212	14,105
	KBW Inc.	501,336	13,997
	Equity One Inc.	762,305	13,859
	Community Bank System Inc.	493,715	13,710
	MB Financial Inc.	762,811	13,212
	Capstead Mortgage Corp.	1,044,298	13,148
	RLI Corp.	249,307	13,106
	PrivateBancorp Inc. Class A	903,501	12,992
	First Financial Bankshares Inc.	248,374	12,712
	First Midwest Bancorp Inc.	1,102,778	12,704
	NBT Bancorp Inc.	513,545	12,402
	Park National Corp.	170,656	12,402
	Columbia Banking System Inc.	585,617	12,333
*	World Acceptance Corp.	233,332	12,320
	Anworth Mortgage Asset Corp.	1,756,406	12,295
	Provident Financial Services Inc.	810,370	12,261
	Prospect Capital Corp.	1,126,726	12,169
	First Potomac Realty Trust	721,314	12,132
*	Greenlight Capital Re Ltd. Class A	449,482	12,051
	American National Insurance Co.	139,742	11,965
	U-Store-It Trust	1,255,178	11,962
*	Strategic Hotels & Resorts Inc.	2,250,804	11,907
*	First Cash Financial Services Inc.	383,221	11,876
	Government Properties Income Trust	438,388	11,744
	Infinity Property & Casualty Corp.	188,413	11,644
	Solar Capital Ltd.	469,147	11,625
	Cousins Properties Inc.	1,377,663	11,490
	Pebblebrook Hotel Trust	564,327	11,467
	Pennsylvania Real Estate Investment Trust	782,379	11,368
	BlackRock Kelso Capital Corp.	1,008,708	11,156
	Cypress Sharpridge Investments Inc.	859,580	11,097
*	Texas Capital Bancshares Inc.	519,934	11,059
	CVB Financial Corp.	1,267,071	10,985
	Acadia Realty Trust	597,991	10,907
*,^	iStar Financial Inc.	1,391,529	10,882

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Kindred Healthcare Inc.	587,422	10,791
First Commonwealth Financial Corp.	1,522,957	10,783
Nelnet Inc. Class A	452,425	10,718
Employers Holdings Inc.	611,303	10,686
* Ocwen Financial Corp.	1,118,096	10,667
Horace Mann Educators Corp.	586,376	10,578
^ Primerica Inc.	432,991	10,500
Getty Realty Corp.	334,221	10,454
* Investment Technology Group Inc.	636,119	10,413
American Equity Investment Life Holding Co.	827,479	10,385
* Dollar Financial Corp.	362,553	10,380
Glimcher Realty Trust	1,234,740	10,372
Investors Real Estate Trust	1,156,018	10,369
Compass Diversified Holdings	584,306	10,336
* Piper Jaffray Cos.	294,983	10,327
Oritani Financial Corp.	836,625	10,240
* FelCor Lodging Trust Inc.	1,444,015	10,166
Sterling Bancshares Inc.	1,441,757	10,121
* Investors Bancorp Inc.	769,418	10,095
Inland Real Estate Corp.	1,146,596	10,090
Interactive Brokers Group Inc.	565,755	10,082
* Navigators Group Inc.	200,121	10,076
optionsXpress Holdings Inc.	641,545	10,053
* Forestar Group Inc.	515,827	9,955
Fifth Street Finance Corp.	811,540	9,852
LTC Properties Inc.	345,759	9,709
Saul Centers Inc.	204,986	9,706
* Pico Holdings Inc.	303,401	9,648
* Enstar Group Ltd.	113,303	9,583
PacWest Bancorp	447,282	9,563
Brookline Bancorp Inc.	881,264	9,562
Oriental Financial Group Inc.	734,330	9,172
Associated Estates Realty Corp.	599,685	9,169
Evercore Partners Inc. Class A	268,450	9,127
Chemical Financial Corp.	408,740	9,054
Safety Insurance Group Inc.	190,055	9,041
^ S&T Bancorp Inc.	393,488	8,889
* Credit Acceptance Corp.	141,388	8,875
Flagstone Reinsurance Holdings SA	696,892	8,781
Bank of the Ozarks Inc.	202,486	8,778
Sun Communities Inc.	259,125	8,631
* National Financial Partners Corp.	634,972	8,509
MarketAxess Holdings Inc.	408,317	8,497
City Holding Co.	232,179	8,412
Independent Bank Corp.	299,972	8,114
* Financial Engines Inc.	400,657	7,945
Meadowbrook Insurance Group Inc.	757,311	7,762
* Internet Capital Group Inc.	544,272	7,740
* Altisource Portfolio Solutions SA	262,924	7,549
* PMI Group Inc.	2,279,801	7,523
* Western Alliance Bancorp	1,021,169	7,516
* First Industrial Realty Trust Inc.	854,680	7,487
Cohen & Steers Inc.	286,535	7,479
Home Bancshares Inc.	338,686	7,461
United Fire & Casualty Co.	334,202	7,459
Trustco Bank Corp. NY	1,145,587	7,263
BGC Partners Inc. Class A	870,980	7,238
Amtrust Financial Services Inc.	398,676	6,977
Artio Global Investors Inc. Class A	470,035	6,933
Walter Investment Management Corp.	384,726	6,902
WesBanco Inc.	355,721	6,744
* Ashford Hospitality Trust Inc.	697,519	6,731
Harleysville Group Inc.	182,673	6,711
Boston Private Financial Holdings Inc.	1,022,206	6,695

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Ramco-Gershenson Properties Trust	537,337	6,690
Education Realty Trust Inc.	854,229	6,637
Sandy Spring Bancorp Inc.	356,958	6,579
* Pinnacle Financial Partners Inc.	472,977	6,423
Hercules Technology Growth Capital Inc.	619,870	6,422
Dime Community Bancshares Inc.	437,416	6,382
FBL Financial Group Inc. Class A	221,491	6,350
Universal Health Realty Income Trust	173,258	6,329
* Hilltop Holdings Inc.	633,297	6,282
* CNA Surety Corp.	263,683	6,244
SCBT Financial Corp.	190,038	6,224
Simmons First National Corp. Class A	217,680	6,204
Maiden Holdings Ltd.	785,762	6,176
Flushing Financial Corp.	441,138	6,176
Retail Opportunity Investments Corp.	621,943	6,163
Renasant Corp.	354,561	5,996
National Western Life Insurance Co. Class A	35,654	5,944
Wilmington Trust Corp.	1,364,944	5,924
ViewPoint Financial Group	493,235	5,766
Parkway Properties Inc.	325,959	5,711
^ TowneBank	356,798	5,670
* Tejon Ranch Co.	205,289	5,656
Two Harbors Investment Corp.	575,200	5,631
Community Trust Bancorp Inc.	192,666	5,580
Cedar Shopping Centers Inc.	879,273	5,531
First Financial Corp.	155,945	5,480
NorthStar Realty Finance Corp.	1,147,785	5,452
Provident New York Bancorp	516,862	5,422
Duff & Phelps Corp. Class A	314,577	5,304
Danvers Bancorp Inc.	298,873	5,281
* Nara Bancorp Inc.	537,033	5,274
Hudson Valley Holding Corp.	210,825	5,220
* FPIC Insurance Group Inc.	141,005	5,212
OneBeacon Insurance Group Ltd. Class A	342,093	5,186
GFI Group Inc.	1,093,978	5,131
Kite Realty Group Trust	943,217	5,103
Tompkins Financial Corp.	129,549	5,073
MVC Capital Inc.	343,544	5,016
CapLease Inc.	855,346	4,978
StellarOne Corp.	340,213	4,947
Urstadt Biddle Properties Inc. Class A	251,631	4,894
Lakeland Financial Corp.	227,794	4,888
* AMERISAFE Inc.	277,242	4,852
* Citizens Inc.	650,943	4,850
* NewStar Financial Inc.	458,691	4,848
Chesapeake Lodging Trust	256,244	4,820
SY Bancorp Inc.	194,221	4,768
* eHealth Inc.	334,543	4,747
Cardinal Financial Corp.	406,732	4,730
Bancfirst Corp.	114,114	4,700
WSFS Financial Corp.	99,010	4,697
* International Assets Holding Corp.	196,465	4,637
Berkshire Hills Bancorp Inc.	208,630	4,611
Capital Southwest Corp.	44,253	4,593
Pennymac Mortgage Investment Trust	251,940	4,573
Univest Corp. of Pennsylvania	234,912	4,503
Winthrop Realty Trust	351,477	4,495
Southside Bancshares Inc.	213,323	4,495
Washington Trust Bancorp Inc.	204,946	4,484
* Global Indemnity plc	217,403	4,446
Arrow Financial Corp.	160,489	4,415
1st Source Corp.	218,018	4,413
* Phoenix Cos. Inc.	1,727,153	4,387
Colony Financial Inc.	218,966	4,384

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Beneficial Mutual Bancorp Inc.	485,121	4,284
First Busey Corp.	888,524	4,176
Calamos Asset Management Inc. Class A	297,133	4,160
State Auto Financial Corp.	238,352	4,152
Union First Market Bankshares Corp.	269,637	3,985
Sterling Bancorp	379,191	3,970
Camden National Corp.	108,478	3,930
Oppenheimer Holdings Inc. Class A	148,430	3,890
Northfield Bancorp Inc.	290,993	3,876
* Flagstar Bancorp Inc.	2,368,180	3,860
First Mercury Financial Corp.	225,396	3,696
* TradeStation Group Inc.	542,083	3,659
* Citizens Republic Bancorp Inc.	5,946,597	3,657
Westfield Financial Inc.	394,656	3,651
Advance America Cash Advance Centers Inc.	647,062	3,649
Republic Bancorp Inc. Class A	152,869	3,631
Territorial Bancorp Inc.	182,164	3,627
First Community Bancshares Inc.	239,287	3,575
Suffolk Bancorp	144,695	3,571
Westwood Holdings Group Inc.	88,864	3,551
Lakeland Bancorp Inc.	321,483	3,527
Hudson Pacific Properties Inc.	230,815	3,474
First Bancorp	225,112	3,446
Southwest Bancorp Inc.	274,201	3,400
* Kennedy-Wilson Holdings Inc.	338,116	3,378
First Merchants Corp.	380,118	3,368
First Interstate Bancsystem Inc.	220,414	3,359
United Financial Bancorp Inc.	218,400	3,335
GAMCO Investors Inc.	67,520	3,242
Trico Bancshares	200,505	3,238
* FBR Capital Markets Corp.	827,647	3,162
Epoch Holding Corp.	203,453	3,160
Bank Mutual Corp.	646,108	3,088
THL Credit Inc.	235,851	3,068
Presidential Life Corp.	308,383	3,062
Abington Bancorp Inc.	254,463	3,036
SeaBright Holdings Inc.	328,947	3,033
CoBiz Financial Inc.	495,560	3,013
Stewart Information Services Corp.	258,037	2,975
Heartland Financial USA Inc.	170,274	2,973
NGP Capital Resources Co.	322,929	2,971
MainSource Financial Group Inc.	284,215	2,959
First Financial Holdings Inc.	246,005	2,832
Great Southern Bancorp Inc.	119,971	2,830
Baldwin & Lyons Inc.	117,544	2,766
Home Federal Bancorp Inc.	222,887	2,735
* Gleacher & Co. Inc.	1,143,898	2,711
Citizens & Northern Corp.	181,008	2,690
CreXus Investment Corp.	201,921	2,645
* United Community Banks Inc.	1,331,912	2,597
BankFinancial Corp.	265,337	2,587
* Avatar Holdings Inc.	127,184	2,521
Consolidated-Tomoka Land Co.	81,272	2,349
Golub Capital BDC Inc.	132,933	2,276
Kansas City Life Insurance Co.	68,730	2,270
* Doral Financial Corp.	1,603,484	2,213
SWS Group Inc.	436,796	2,206
Wilshire Bancorp Inc.	286,557	2,184
ESSA Bancorp Inc.	165,124	2,183
National Interstate Corp.	101,428	2,171
Donegal Group Inc. Class A	149,561	2,166
^ Ames National Corp.	98,544	2,135
^ Life Partners Holdings Inc.	111,518	2,133
* First Marblehead Corp.	979,586	2,126

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Student Loan Corp.	60,108	1,950
	Capital City Bank Group Inc.	154,265	1,944
*	Meridian Interstate Bancorp Inc.	152,226	1,795
	EMC Insurance Group Inc.	77,641	1,758
	Rockville Financial Inc.	133,081	1,626
*	Penson Worldwide Inc.	293,882	1,437
*	Asset Acceptance Capital Corp.	226,453	1,343
	Universal Insurance Holdings Inc.	266,234	1,297
	Roma Financial Corp.	116,287	1,233
	CompuCredit Holdings Corp.	162,546	1,135
	Urstadt Biddle Properties Inc.	57,942	962
	Pzena Investment Management Inc. Class A	130,783	961
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			4,826,607
Health Care (10.9%)
*	Allscripts Healthcare Solutions Inc.	2,648,261	51,032
*	United Therapeutics Corp.	798,665	50,492
*	Tenet Healthcare Corp.	7,229,199	48,363
*	Mednax Inc.	709,422	47,737
	PerkinElmer Inc.	1,756,870	45,362
*	BioMarin Pharmaceutical Inc.	1,520,751	40,954
*	Salix Pharmaceuticals Ltd.	860,889	40,427
*	Health Net Inc.	1,451,587	39,614
	Cooper Cos. Inc.	693,533	39,074
	Hill-Rom Holdings Inc.	945,358	37,219
*	Health Management Associates Inc. Class A	3,731,175	35,595
*	Onyx Pharmaceuticals Inc.	934,012	34,437
*	Regeneron Pharmaceuticals Inc.	1,018,943	33,452
*	AMERIGROUP Corp.	759,836	33,372
*	Brookdale Senior Living Inc. Class A	1,526,282	32,678
	STERIS Corp.	887,027	32,341
	Teleflex Inc.	594,963	32,015
*	Dionex Corp.	260,057	30,689
*	Incyte Corp. Ltd.	1,817,312	30,095
*	LifePoint Hospitals Inc.	807,374	29,671
*	Emergency Medical Services Corp. Class A	450,551	29,110
*	Healthsouth Corp.	1,391,811	28,824
*	VCA Antech Inc.	1,215,977	28,320
	Owens & Minor Inc.	943,153	27,757
*	InterMune Inc.	750,665	27,324
*	Catalyst Health Solutions Inc.	567,144	26,367
*	HMS Holdings Corp.	405,456	26,261
*	Sirona Dental Systems Inc.	617,151	25,785
	Medicis Pharmaceutical Corp. Class A	896,241	24,010
*	Magellan Health Services Inc.	497,104	23,503
*	Thoratec Corp.	827,065	23,422
*	Haemonetics Corp.	367,213	23,201
	Masimo Corp.	788,312	22,916
*	Theravance Inc.	908,945	22,787
	Chemed Corp.	339,421	21,557
*	Talecris Biotherapeutics Holdings Corp.	916,818	21,362
*	American Medical Systems Holdings Inc.	1,131,842	21,347
	Quality Systems Inc.	301,359	21,041
*	Pharmasset Inc.	480,555	20,861
*	Immucor Inc.	1,042,358	20,670
	West Pharmaceutical Services Inc.	495,024	20,395
*	Cepheid Inc.	889,528	20,237
*	Par Pharmaceutical Cos. Inc.	523,718	20,168
*	Viropharma Inc.	1,160,791	20,105
*,^	athenahealth Inc.	482,816	19,786
*	Centene Corp.	770,403	19,522
*	Healthspring Inc.	723,816	19,203
*	Seattle Genetics Inc.	1,282,737	19,177
*	WellCare Health Plans Inc.	632,929	19,127

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	PSS World Medical Inc.	841,759	19,024
*	Cubist Pharmaceuticals Inc.	879,537	18,822
*	Volcano Corp.	679,864	18,567
*	Parexel International Corp.	870,935	18,490
*	Nektar Therapeutics	1,402,689	18,025
*	Alkermes Inc.	1,415,929	17,388
*	Align Technology Inc.	845,019	16,512
*	Bruker Corp.	982,797	16,314
*	Impax Laboratories Inc.	802,519	16,139
*	Acorda Therapeutics Inc.	578,777	15,777
*	Martek Biosciences Corp.	498,023	15,588
*	Integra LifeSciences Holdings Corp.	324,550	15,351
*	NuVasive Inc.	586,293	15,038
*	Auxilium Pharmaceuticals Inc.	709,557	14,972
*,^	Amedisys Inc.	429,215	14,379
*	Isis Pharmaceuticals Inc.	1,402,707	14,195
	Meridian Bioscience Inc.	604,666	14,004
	Invacare Corp.	442,421	13,343
*	Exelixis Inc.	1,617,940	13,283
*	Neogen Corp.	320,786	13,162
*	MedAssets Inc.	644,688	13,016
*	Questcor Pharmaceuticals Inc.	878,296	12,937
*	Cyberonics Inc.	415,823	12,899
*	HeartWare International Inc.	143,040	12,526
*	DexCom Inc.	916,858	12,515
*	Arthrocare Corp.	401,970	12,485
*	Zoll Medical Corp.	320,057	11,916
*	CONMED Corp.	428,559	11,327
*	Vivus Inc.	1,207,982	11,319
*	Medicines Co.	794,060	11,220
*	Gentiva Health Services Inc.	421,791	11,220
*	Savient Pharmaceuticals Inc.	1,006,628	11,214
	PDL BioPharma Inc.	1,782,458	11,105
*	MWI Veterinary Supply Inc.	174,548	11,023
*	Sequenom Inc.	1,344,604	10,784
*	Luminex Corp.	566,846	10,362
	Universal American Corp.	505,103	10,329
*	NxStage Medical Inc.	398,158	9,906
*	Insulet Corp.	634,342	9,832
*	Amsurg Corp. Class A	460,254	9,642
*	Ariad Pharmaceuticals Inc.	1,888,124	9,629
*,^	MannKind Corp.	1,186,645	9,564
	Analogic Corp.	191,792	9,496
*	Halozyme Therapeutics Inc.	1,195,164	9,466
*	IPC The Hospitalist Co. Inc.	242,107	9,445
*	Air Methods Corp.	167,543	9,428
*,^	Momenta Pharmaceuticals Inc.	626,800	9,383
*,^	Immunogen Inc.	1,011,489	9,366
*,^	Geron Corp.	1,785,934	9,233
*	Hanger Orthopedic Group Inc.	435,277	9,224
*	Wright Medical Group Inc.	583,955	9,069
*	Targacept Inc.	341,008	9,037
*	Abaxis Inc.	332,583	8,930
*	Enzon Pharmaceuticals Inc.	723,314	8,803
*	Micromet Inc.	1,082,919	8,793
*	RehabCare Group Inc.	370,917	8,791
	Landauer Inc.	140,045	8,398
*	Greatbatch Inc.	346,322	8,364
*,^	Emeritus Corp.	421,319	8,304
*	Bio-Reference Labs Inc.	372,545	8,263
*	Inspire Pharmaceuticals Inc.	924,640	7,767
*	NPS Pharmaceuticals Inc.	981,030	7,750
*	Celera Corp.	1,220,330	7,688
*,^	SIGA Technologies Inc.	546,581	7,652

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Orthofix International NV	262,719	7,619
*	Ardea Biosciences Inc.	289,545	7,528
*	Medivation Inc.	489,183	7,421
*	Emergent Biosolutions Inc.	309,744	7,267
*	LHC Group Inc.	236,317	7,090
*	Omnicell Inc.	487,086	7,038
	Computer Programs & Systems Inc.	147,450	6,907
*	Accelrys Inc.	823,288	6,833
*,^	Protalix BioTherapeutics Inc.	663,135	6,618
*	ICU Medical Inc.	180,053	6,572
*	SonoSite Inc.	206,135	6,514
	Sabra Healthcare REIT Inc.	352,108	6,479
*	Emdeon Inc. Class A	473,502	6,411
*	Medidata Solutions Inc.	266,497	6,364
*	Merit Medical Systems Inc.	399,680	6,327
*	Molina Healthcare Inc.	221,836	6,178
*	Natus Medical Inc.	430,040	6,098
*	Select Medical Holdings Corp.	832,585	6,086
*	Conceptus Inc.	439,321	6,063
*	Rigel Pharmaceuticals Inc.	774,654	5,833
*,^	MAKO Surgical Corp.	382,315	5,819
*	Triple-S Management Corp. Class B	299,656	5,717
*	Healthways Inc.	509,121	5,682
*	AMAG Pharmaceuticals Inc.	312,963	5,665
*	Angiodynamics Inc.	368,194	5,659
*,^	Opko Health Inc.	1,522,877	5,589
*	Accretive Health Inc.	338,513	5,501
*	Allos Therapeutics Inc.	1,174,273	5,413
*	eResearchTechnology Inc.	727,274	5,345
*	Affymetrix Inc.	1,055,606	5,310
*	Alnylam Pharmaceuticals Inc.	533,795	5,263
*	Quidel Corp.	361,412	5,222
*	PharMerica Corp.	455,960	5,221
	National Healthcare Corp.	112,605	5,210
*	Corvel Corp.	105,948	5,123
*	Akorn Inc.	836,478	5,077
*	Accuray Inc.	744,765	5,027
*	Genoptix Inc.	262,897	5,000
	Cantel Medical Corp.	213,273	4,991
*	Symmetry Medical Inc.	537,033	4,968
*	MAP Pharmaceuticals Inc.	287,868	4,819
*	Almost Family Inc.	124,004	4,764
*,^	Metabolix Inc.	381,682	4,645
*	Assisted Living Concepts Inc. Class A	142,106	4,623
*,^	Genomic Health Inc.	215,635	4,612
*	ABIOMED Inc.	478,508	4,598
*,^	Clinical Data Inc.	288,485	4,590
*	Sun Healthcare Group Inc.	350,604	4,439
	Atrion Corp.	24,165	4,337
*,^	Orexigen Therapeutics Inc.	527,292	4,261
	Ensign Group Inc.	169,781	4,222
*,^	Cadence Pharmaceuticals Inc.	553,187	4,177
*,^	Unilife Corp.	785,479	4,163
*	Sunrise Senior Living Inc.	750,350	4,089
*	Sangamo Biosciences Inc.	606,956	4,030
*	Durect Corp.	1,161,565	4,007
*	XenoPort Inc.	463,296	3,947
*	BioMimetic Therapeutics Inc.	309,666	3,933
*,^	Cell Therapeutics Inc.	10,723,002	3,914
*	OraSure Technologies Inc.	652,626	3,753
*	Cypress Bioscience Inc.	578,135	3,746
*	Palomar Medical Technologies Inc.	262,413	3,729
*	Arqule Inc.	634,206	3,723
*	Team Health Holdings Inc.	239,341	3,719

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Pain Therapeutics Inc.	539,631	3,643
*	Kensey Nash Corp.	130,880	3,642
*	Lexicon Pharmaceuticals Inc.	2,510,527	3,615
*	Cross Country Healthcare Inc.	416,344	3,526
*	Medcath Corp.	244,055	3,405
*	PROLOR Biotech Inc.	519,977	3,364
*	Obagi Medical Products Inc.	275,326	3,180
*	AMN Healthcare Services Inc.	487,467	2,993
*	Dyax Corp.	1,393,363	2,982
*	Codexis Inc.	279,312	2,961
*	Ironwood Pharmaceuticals Inc.	284,999	2,950
*,^	Arena Pharmaceuticals Inc.	1,680,293	2,890
*	Vital Images Inc.	202,803	2,835
*,^	Biotime Inc.	335,268	2,793
*	IRIS International Inc.	272,761	2,790
*	Skilled Healthcare Group Inc.	309,780	2,782
*	Nabi Biopharmaceuticals	480,215	2,780
*	SurModics Inc.	232,952	2,765
*	Idenix Pharmaceuticals Inc.	548,303	2,763
*	Enzo Biochem Inc.	513,018	2,709
*	Synovis Life Technologies Inc.	167,878	2,705
*	Progenics Pharmaceuticals Inc.	488,496	2,667
*,^	Stereotaxis Inc.	693,259	2,655
*	Pozen Inc.	358,260	2,382
*	Exactech Inc.	125,584	2,363
*	Ligand Pharmaceuticals Inc. Class B	264,637	2,361
*	TomoTherapy Inc.	649,763	2,346
*,^	China Biologic Products Inc.	139,720	2,290
*	RTI Biologics Inc.	817,698	2,183
*	CryoLife Inc.	400,343	2,170
*	Orthovita Inc.	1,037,156	2,085
*,^	Osiris Therapeutics Inc.	246,039	1,917
*	Alliance HealthCare Services Inc.	434,046	1,840
*	Albany Molecular Research Inc.	322,863	1,814
*,^	Biospecifics Technologies Corp.	66,373	1,699
*	Alimera Sciences Inc.	117,588	1,221
*,^	MELA Sciences Inc.	362,392	1,214
*	St. Jude Medical Inc.	25,009	1,069
*	Caraco Pharmaceutical Laboratories Ltd.	144,231	655
*	Sucampo Pharmaceuticals Inc. Class A	117,027	449
			2,626,898
Industrials (16.3%)
*	WABCO Holdings Inc.	959,295	58,450
	Gardner Denver Inc.	779,311	53,632
*	BE Aerospace Inc.	1,447,865	53,614
*	TransDigm Group Inc.	698,054	50,267
	Snap-On Inc.	865,556	48,973
	Kennametal Inc.	1,220,061	48,144
*	Oshkosh Corp.	1,347,957	47,502
	IDEX Corp.	1,213,657	47,478
	Hubbell Inc. Class B	785,925	47,258
	Waste Connections Inc.	1,641,132	45,180
	Baldor Electric Co.	664,952	41,919
	Nordson Corp.	455,146	41,819
*	Corrections Corp. of America	1,646,117	41,252
	Lincoln Electric Holdings Inc.	631,968	41,249
*	AMR Corp.	4,962,966	38,661
	Regal-Beloit Corp.	574,386	38,346
	Wabtec Corp.	713,590	37,742
*	Thomas & Betts Corp.	778,391	37,596
	Acuity Brands Inc.	648,495	37,399
	Carlisle Cos. Inc.	907,986	36,083
*	GrafTech International Ltd.	1,801,144	35,735
	Graco Inc.	897,111	35,391

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Kirby Corp.	763,303	33,623
*	WESCO International Inc.	632,087	33,374
	Lennox International Inc.	689,061	32,586
	Woodward Governor Co.	862,685	32,402
	CLARCOR Inc.	754,011	32,340
	UTi Worldwide Inc.	1,513,385	32,084
	Trinity Industries Inc.	1,188,562	31,628
*	Genesee & Wyoming Inc. Class A	579,312	30,675
*	Esterline Technologies Corp.	447,134	30,669
	Crane Co.	745,535	30,619
	Landstar System Inc.	742,041	30,379
*	Alaska Air Group Inc.	533,314	30,234
	Toro Co.	483,791	29,821
	Con-way Inc.	811,021	29,659
*	Clean Harbors Inc.	352,651	29,651
*	EMCOR Group Inc.	987,883	28,629
	Valmont Industries Inc.	313,715	27,836
*	ArvinMeritor Inc.	1,330,585	27,304
*	General Cable Corp.	775,931	27,227
	Actuant Corp. Class A	1,011,566	26,928
*	Hexcel Corp.	1,446,446	26,166
	Triumph Group Inc.	288,333	25,780
	Belden Inc.	696,829	25,657
	Manitowoc Co. Inc.	1,954,633	25,625
*	Geo Group Inc.	1,017,011	25,079
*	JetBlue Airways Corp.	3,715,098	24,557
	Alexander & Baldwin Inc.	613,035	24,540
	GATX Corp.	689,329	24,320
*	US Airways Group Inc.	2,402,688	24,051
*	Avis Budget Group Inc.	1,531,317	23,827
	Brady Corp. Class A	729,087	23,776
*	Teledyne Technologies Inc.	539,727	23,732
	Watsco Inc.	376,194	23,730
*	Moog Inc. Class A	583,437	23,221
*	Tetra Tech Inc.	919,404	23,040
	Curtiss-Wright Corp.	686,140	22,780
*	EnerSys	694,633	22,312
*	United Stationers Inc.	348,082	22,211
*	Middleby Corp.	261,989	22,117
	AO Smith Corp.	570,129	21,711
*	Atlas Air Worldwide Holdings Inc.	385,069	21,498
	HNI Corp.	670,804	20,929
*	United Rentals Inc.	901,033	20,498
*,^	American Superconductor Corp.	716,225	20,477
	Herman Miller Inc.	807,409	20,427
	Kaydon Corp.	497,859	20,273
*	Old Dominion Freight Line Inc.	624,639	19,982
	Rollins Inc.	990,828	19,569
*	HUB Group Inc. Class A	551,937	19,395
	Corporate Executive Board Co.	510,121	19,155
	Brink's Co.	698,447	18,774
	Applied Industrial Technologies Inc.	568,184	18,455
	Mueller Industries Inc.	562,297	18,387
	Simpson Manufacturing Co. Inc.	588,994	18,206
*	Dollar Thrifty Automotive Group Inc.	384,689	18,180
*	II-VI Inc.	391,409	18,146
	Knight Transportation Inc.	933,232	17,731
	Deluxe Corp.	764,188	17,592
*	Polypore International Inc.	431,234	17,564
*	USG Corp.	1,036,786	17,449
	ABM Industries Inc.	658,616	17,322
*	CoStar Group Inc.	292,931	16,861
	Watts Water Technologies Inc. Class A	444,631	16,269
*	DigitalGlobe Inc.	511,862	16,231

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	AAR Corp.	587,924	16,150
	Mine Safety Appliances Co.	513,342	15,980
*	Korn/Ferry International	691,059	15,970
	Werner Enterprises Inc.	702,846	15,884
*	Insituform Technologies Inc. Class A	584,433	15,493
	Healthcare Services Group Inc.	929,392	15,121
	ESCO Technologies Inc.	395,038	14,948
	Robbins & Myers Inc.	416,763	14,912
	Briggs & Stratton Corp.	749,177	14,751
*	Orbital Sciences Corp.	860,555	14,741
*	Chart Industries Inc.	426,909	14,421
	Barnes Group Inc.	695,022	14,366
	Granite Construction Inc.	519,472	14,249
*	AirTran Holdings Inc.	1,918,809	14,180
*	GeoEye Inc.	329,067	13,949
*	Macquarie Infrastructure Co. LLC	646,171	13,679
	Skywest Inc.	837,389	13,080
	Heartland Express Inc.	809,803	12,973
	Armstrong World Industries Inc.	300,608	12,926
	Resources Connection Inc.	691,530	12,856
	Steelcase Inc. Class A	1,206,940	12,757
*	EnPro Industries Inc.	306,057	12,720
*	RBC Bearings Inc.	323,702	12,650
*	Acacia Research - Acacia Technologies	486,873	12,629
	Forward Air Corp.	431,748	12,253
	Unifirst Corp.	222,053	12,224
*	SYKES Enterprises Inc.	599,770	12,151
*	Beacon Roofing Supply Inc.	679,462	12,142
*	Wabash National Corp.	1,017,188	12,054
	HEICO Corp.	233,004	11,890
*	TrueBlue Inc.	655,838	11,799
	Knoll Inc.	700,340	11,717
	Raven Industries Inc.	241,693	11,526
	American Science & Engineering Inc.	134,496	11,463
	Franklin Electric Co. Inc.	294,091	11,446
*	Ceradyne Inc.	359,125	11,323
	Cubic Corp.	239,387	11,287
	Interface Inc. Class A	718,891	11,251
	Kaman Corp.	386,252	11,228
*	Interline Brands Inc.	491,644	11,195
*	Griffon Corp.	872,692	11,118
*	Advisory Board Co.	232,276	11,063
	Lindsay Corp.	185,892	11,048
	Seaboard Corp.	5,456	10,863
*	Ladish Co. Inc.	222,126	10,798
	CIRCOR International Inc.	254,420	10,757
*	Mobile Mini Inc.	541,726	10,667
	Quanex Building Products Corp.	560,227	10,628
	Administaff Inc.	350,629	10,273
	Allegiant Travel Co. Class A	205,263	10,107
	Universal Forest Products Inc.	259,120	10,080
*	Layne Christensen Co.	290,378	9,995
	Ameron International Corp.	130,816	9,990
*	MasTec Inc.	679,670	9,916
	Albany International Corp.	414,895	9,829
	Arkansas Best Corp.	358,132	9,820
*	Amerco Inc.	102,088	9,805
	Tennant Co.	254,509	9,776
^	Titan International Inc.	499,817	9,766
	Tutor Perini Corp.	455,572	9,754
*,^	A123 Systems Inc.	1,013,782	9,671
	Mueller Water Products Inc. Class A	2,299,733	9,590
*	Blount International Inc.	605,317	9,540
	Badger Meter Inc.	212,433	9,394

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	National Presto Industries Inc.	71,499	9,296
*	Astec Industries Inc.	285,955	9,268
	McGrath Rentcorp	339,401	8,899
*	3D Systems Corp.	276,260	8,699
	Aircastle Ltd.	828,321	8,656
	G&K Services Inc. Class A	276,585	8,549
*	Dycom Industries Inc.	575,787	8,493
	John Bean Technologies Corp.	419,306	8,441
*,^	Higher One Holdings Inc.	414,537	8,386
*	Huron Consulting Group Inc.	311,816	8,248
	NACCO Industries Inc. Class A	75,365	8,167
*	Kforce Inc.	499,730	8,086
*	Kelly Services Inc. Class A	420,625	7,908
*	Consolidated Graphics Inc.	163,093	7,899
	Viad Corp.	305,950	7,793
*	Exponent Inc.	206,573	7,753
*	Rush Enterprises Inc. Class A	378,433	7,735
*	SFN Group Inc.	784,139	7,653
*	RSC Holdings Inc.	769,103	7,491
	Heidrick & Struggles International Inc.	260,914	7,475
	Comfort Systems USA Inc.	564,125	7,430
	AZZ Inc.	185,011	7,402
*	Greenbrier Cos. Inc.	351,467	7,377
	Gorman-Rupp Co.	223,267	7,216
	Applied Signal Technology Inc.	189,524	7,181
	Sun Hydraulics Corp.	189,187	7,151
	TAL International Group Inc.	228,348	7,049
*	ACCO Brands Corp.	817,149	6,962
	Encore Wire Corp.	275,707	6,915
	Tredegar Corp.	354,974	6,879
*	Navigant Consulting Inc.	745,736	6,861
*,^	Genco Shipping & Trading Ltd.	475,354	6,845
*	ICF International Inc.	259,701	6,680
	Ennis Inc.	386,011	6,601
*	Colfax Corp.	355,531	6,545
	Cascade Corp.	138,362	6,542
*	Generac Holdings Inc.	402,644	6,511
*	Team Inc.	268,691	6,502
	Federal Signal Corp.	927,873	6,365
*	LB Foster Co. Class A	153,080	6,267
	EnergySolutions Inc.	1,121,294	6,246
*	MYR Group Inc.	296,775	6,232
*,^	EnerNOC Inc.	259,757	6,211
	Great Lakes Dredge & Dock Corp.	828,715	6,108
*	Aerovironment Inc.	226,723	6,083
*	Dolan Co.	431,749	6,010
*	Hawaiian Holdings Inc.	764,570	5,994
	HEICO Corp. Class A	159,363	5,947
*	Force Protection Inc.	1,044,797	5,757
	Apogee Enterprises Inc.	419,456	5,650
	Standex International Corp.	186,475	5,577
*	KAR Auction Services Inc.	401,984	5,547
*	Columbus McKinnon Corp.	270,743	5,501
*	Gibraltar Industries Inc.	405,188	5,498
	Marten Transport Ltd.	244,679	5,231
*,^	Harbin Electric Inc.	300,346	5,211
	AAON Inc.	184,703	5,210
*	Trimas Corp.	253,231	5,181
	FreightCar America Inc.	178,572	5,168
	Vicor Corp.	311,698	5,112
*	Sauer-Danfoss Inc.	180,296	5,093
*	Republic Airways Holdings Inc.	658,972	4,824
*	H&E Equipment Services Inc.	416,865	4,823
*	RailAmerica Inc.	367,467	4,759

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Trex Co. Inc.	196,528	4,709
	Schawk Inc. Class A	227,685	4,686
*	Celadon Group Inc.	316,078	4,675
*	Orion Marine Group Inc.	400,396	4,645
*	Eagle Bulk Shipping Inc.	926,366	4,613
	US Ecology Inc.	258,326	4,490
*	Cenveo Inc.	835,206	4,460
	Dynamic Materials Corp.	196,429	4,433
*	Kadant Inc.	186,086	4,386
*	CBIZ Inc.	692,473	4,321
*	Taser International Inc.	883,301	4,152
*	American Reprographics Co.	544,492	4,133
*,^	Ener1 Inc.	1,078,307	4,087
*	Powell Industries Inc.	121,626	3,999
*	Furmanite Corp.	576,315	3,982
*	M&F Worldwide Corp.	172,364	3,982
*	Standard Parking Corp.	209,602	3,959
*	Saia Inc.	237,166	3,935
*	School Specialty Inc.	281,683	3,924
*	CRA International Inc.	163,748	3,850
*	Michael Baker Corp.	123,250	3,833
*	GenCorp Inc.	740,823	3,830
*	Titan Machinery Inc.	198,192	3,825
	CDI Corp.	198,427	3,689
	Ampco-Pittsburgh Corp.	129,569	3,634
*	Pacer International Inc.	521,653	3,568
*,^	Advanced Battery Technologies Inc.	917,589	3,533
*	Capstone Turbine Corp.	3,653,477	3,507
*	Fushi Copperweld Inc.	394,459	3,503
*	Metalico Inc.	591,174	3,476
*,^	China Valves Technology Inc.	326,858	3,425
	Aceto Corp.	377,433	3,397
	American Woodmark Corp.	138,249	3,393
	Houston Wire & Cable Co.	250,725	3,370
*	Northwest Pipe Co.	138,465	3,327
	Ducommun Inc.	149,117	3,248
*	American Railcar Industries Inc.	143,442	3,174
*	Sterling Construction Co. Inc.	228,337	2,978
*,^	Lihua International Inc.	238,366	2,679
*	Innerworkings Inc.	407,565	2,670
	Douglas Dynamics Inc.	176,041	2,667
	Kimball International Inc. Class B	382,620	2,640
*,^	YRC Worldwide Inc.	701,677	2,610
*	Roadrunner Transportation Systems Inc.	180,046	2,603
	Baltic Trading Ltd.	250,234	2,555
*	Patriot Transportation Holding Inc.	27,416	2,549
*	Fuel Tech Inc.	253,278	2,459
*	Hill International Inc.	379,324	2,454
*	Mistras Group Inc.	179,090	2,414
*	APAC Customer Services Inc.	392,411	2,382
*	Pike Electric Corp.	276,893	2,376
	Courier Corp.	152,674	2,369
*	Rush Enterprises Inc. Class B	121,851	2,191
*	Tecumseh Products Co. Class A	162,696	2,123
	Preformed Line Products Co.	35,301	2,066
*,^	SmartHeat Inc.	371,362	1,961
*	Volt Information Sciences Inc.	217,853	1,884
*	Broadwind Energy Inc.	806,965	1,864
*,^	Energy Recovery Inc.	470,309	1,721
*,^	Valence Technology Inc.	984,878	1,655
*	Universal Truckload Services Inc.	94,825	1,510
*,^	China Fire & Security Group Inc.	124,720	819
*	TBS International plc Class A	198,583	572

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Tecumseh Products Co. Class B	37,155	485
			3,909,100
Information Technology (18.6%)
*	Riverbed Technology Inc.	1,836,127	64,577
*	Informatica Corp.	1,378,085	60,677
	Solera Holdings Inc.	1,043,148	53,534
*	MICROS Systems Inc.	1,193,509	52,347
*	Polycom Inc.	1,269,583	49,488
*	VeriFone Systems Inc.	1,272,954	49,085
*	TIBCO Software Inc.	2,442,201	48,136
*	JDS Uniphase Corp.	3,300,928	47,797
*	CommScope Inc.	1,410,926	44,049
*,^	Rackspace Hosting Inc.	1,395,619	43,836
*	Monster Worldwide Inc.	1,837,615	43,423
*	Cypress Semiconductor Corp.	2,266,774	42,117
*	WebMD Health Corp.	821,429	41,942
*	Varian Semiconductor Equipment Associates Inc.	1,114,065	41,187
*	Compuware Corp.	3,324,214	38,794
*	Parametric Technology Corp.	1,717,540	38,696
*	Teradyne Inc.	2,702,297	37,940
*	Atheros Communications Inc.	1,054,824	37,889
*	Gartner Inc.	1,135,219	37,689
*	Vishay Intertechnology Inc.	2,566,959	37,683
*	NCR Corp.	2,389,820	36,732
	Jack Henry & Associates Inc.	1,215,112	35,421
*	Rambus Inc.	1,668,035	34,161
*	Concur Technologies Inc.	657,115	34,124
*	Itron Inc.	601,287	33,341
*	Tech Data Corp.	755,831	33,272
	National Instruments Corp.	875,426	32,951
*	Cadence Design Systems Inc.	3,965,322	32,754
*	Zebra Technologies Corp.	844,097	32,067
*	Ariba Inc.	1,346,501	31,629
	Diebold Inc.	978,344	31,356
*	International Rectifier Corp.	1,046,978	31,085
*	Novell Inc.	5,213,402	30,863
*	Finisar Corp.	1,024,820	30,427
	ADTRAN Inc.	839,338	30,392
*	VistaPrint NV	654,237	30,095
*	PMC - Sierra Inc.	3,426,876	29,437
*	Ciena Corp.	1,386,021	29,176
*	NeuStar Inc. Class A	1,116,954	29,097
*	Silicon Laboratories Inc.	631,235	29,049
*	Fairchild Semiconductor International Inc. Class A	1,857,443	28,995
*	Sohu.com Inc.	450,716	28,616
*	RF Micro Devices Inc.	3,860,363	28,374
*	Microsemi Corp.	1,236,708	28,321
	Intersil Corp. Class A	1,843,490	28,150
*	QLogic Corp.	1,626,351	27,680
*	Progress Software Corp.	645,370	27,312
*	InterDigital Inc.	655,876	27,311
*	TriQuint Semiconductor Inc.	2,316,925	27,085
*	Netlogic Microsystems Inc.	851,018	26,730
	Plantronics Inc.	709,864	26,421
*	MercadoLibre Inc.	394,309	26,281
*,^	Veeco Instruments Inc.	608,712	26,150
*	Quest Software Inc.	941,205	26,109
	Anixter International Inc.	427,718	25,548
*	Wright Express Corp.	541,219	24,896
*	Acme Packet Inc.	464,025	24,668
*	Convergys Corp.	1,847,228	24,328
	CoreLogic Inc.	1,306,828	24,202
*	Viasat Inc.	543,929	24,156
*	CACI International Inc. Class A	451,310	24,100

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Omnivision Technologies Inc.	801,800	23,741
*	Aruba Networks Inc.	1,115,398	23,289
*	Hittite Microwave Corp.	363,396	22,182
*	Semtech Corp.	924,881	20,939
*	Arris Group Inc.	1,863,414	20,907
*	SuccessFactors Inc.	713,924	20,675
*	GSI Commerce Inc.	889,071	20,626
*	Digital River Inc.	590,363	20,320
*	Cavium Networks Inc.	532,590	20,068
*,^	Blackboard Inc.	485,019	20,031
*	j2 Global Communications Inc.	678,440	19,641
*	ValueClick Inc.	1,218,130	19,527
	Sapient Corp.	1,607,488	19,451
*	Acxiom Corp.	1,131,603	19,407
*	Spansion Inc. Class A	934,905	19,353
*	Mentor Graphics Corp.	1,590,825	19,090
*	Lawson Software Inc.	2,062,402	19,077
*	Blue Coat Systems Inc.	637,030	19,028
*	Fortinet Inc.	584,554	18,910
*	Cymer Inc.	417,728	18,827
*	Plexus Corp.	602,352	18,637
*	Netgear Inc.	527,213	17,757
*	CommVault Systems Inc.	610,580	17,475
*	MKS Instruments Inc.	709,645	17,379
*	Ultimate Software Group Inc.	355,017	17,264
	MAXIMUS Inc.	257,895	16,913
	Blackbaud Inc.	652,344	16,896
*	Benchmark Electronics Inc.	926,897	16,832
*	Coherent Inc.	370,690	16,733
*	Aspen Technology Inc.	1,313,650	16,683
	Power Integrations Inc.	415,320	16,671
*	JDA Software Group Inc.	592,193	16,581
*	Tessera Technologies Inc.	747,744	16,563
	Cognex Corp.	561,412	16,517
*	Unisys Corp.	634,374	16,424
*	Integrated Device Technology Inc.	2,360,496	15,721
	Littelfuse Inc.	329,381	15,501
*	Take-Two Interactive Software Inc.	1,261,419	15,440
*	Cirrus Logic Inc.	957,803	15,306
*,^	Synaptics Inc.	513,162	15,077
*	FEI Co.	568,068	15,003
*	Rofin-Sinar Technologies Inc.	420,686	14,909
*	TiVo Inc.	1,725,282	14,889
*	L-1 Identity Solutions Inc.	1,247,390	14,856
*	Taleo Corp. Class A	536,155	14,825
*	Universal Display Corp.	483,531	14,820
*	Entegris Inc.	1,962,944	14,663
*,^	Power-One Inc.	1,423,989	14,525
	Fair Isaac Corp.	620,753	14,507
*	OpenTable Inc.	204,211	14,393
*	Cabot Microelectronics Corp.	347,082	14,387
*	Advent Software Inc.	247,491	14,335
*	Diodes Inc.	529,086	14,280
*	Mantech International Corp. Class A	343,342	14,190
*	Emulex Corp.	1,213,731	14,152
*	Art Technology Group Inc.	2,353,855	14,076
	Earthlink Inc.	1,609,665	13,843
*	Infinera Corp.	1,335,701	13,798
*	SAVVIS Inc.	534,491	13,640
*	Sanmina-SCI Corp.	1,184,379	13,597
*	Entropic Communications Inc.	1,116,503	13,487
*	SRA International Inc. Class A	653,724	13,369
*	ACI Worldwide Inc.	496,701	13,346
*	Loral Space & Communications Inc.	169,510	12,968

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	AsiaInfo-Linkage Inc.	773,079	12,810
*	Websense Inc.	632,174	12,802
*,^	Constant Contact Inc.	409,744	12,698
*	Scansource Inc.	397,557	12,682
*	EchoStar Corp. Class A	501,695	12,527
*	DTS Inc.	255,208	12,518
*	Harmonic Inc.	1,452,348	12,447
*	TTM Technologies Inc.	834,014	12,435
*,^	Ebix Inc.	522,258	12,362
*	GT Solar International Inc.	1,339,154	12,213
*	Amkor Technology Inc.	1,637,421	12,101
*	Checkpoint Systems Inc.	588,105	12,086
	Syntel Inc.	251,693	12,028
*	IPG Photonics Corp.	379,270	11,993
*	Euronet Worldwide Inc.	682,873	11,909
	AVX Corp.	759,725	11,723
	Comtech Telecommunications Corp.	421,668	11,693
*	Verigy Ltd.	892,167	11,616
*	Quantum Corp.	3,079,633	11,456
*	DealerTrack Holdings Inc.	570,567	11,451
*	MicroStrategy Inc. Class A	129,840	11,097
*	DG FastChannel Inc.	382,024	11,033
*	Tekelec	916,742	10,918
*	SYNNEX Corp.	344,782	10,757
*	Radiant Systems Inc.	544,177	10,650
*,^	SunPower Corp. Class A	829,154	10,638
*	Ancestry.com Inc.	374,721	10,612
*	Applied Micro Circuits Corp.	991,603	10,590
*	Lattice Semiconductor Corp.	1,739,262	10,540
*	Sourcefire Inc.	392,365	10,174
*,^	Sonic Solutions Inc.	676,704	10,151
	Black Box Corp.	262,776	10,062
*	Netscout Systems Inc.	436,775	10,050
*	Manhattan Associates Inc.	328,798	10,041
*	Synchronoss Technologies Inc.	372,842	9,959
*	Avid Technology Inc.	567,449	9,908
*	Oclaro Inc.	737,377	9,696
*	Standard Microsystems Corp.	336,258	9,694
*	Bottomline Technologies Inc.	445,643	9,675
*	Electronics for Imaging Inc.	673,910	9,644
*	CSG Systems International Inc.	507,419	9,611
*	Newport Corp.	546,685	9,496
*	Stratasys Inc.	290,859	9,494
*	Intermec Inc.	738,717	9,352
*	ATMI Inc.	468,979	9,351
*	Volterra Semiconductor Corp.	399,969	9,263
*	LogMeIn Inc.	208,178	9,231
*	TeleTech Holdings Inc.	447,858	9,221
*	Compellent Technologies Inc.	332,392	9,171
	Pegasystems Inc.	248,837	9,115
*	Tyler Technologies Inc.	438,370	9,101
*	Insight Enterprises Inc.	688,846	9,065
	MTS Systems Corp.	241,649	9,052
*	Rogers Corp.	235,482	9,007
	iGate Corp.	455,075	8,970
*	Ixia	534,412	8,967
*	OSI Systems Inc.	246,443	8,961
*	Cardtronics Inc.	500,594	8,860
*	SolarWinds Inc.	460,086	8,857
*	Brooks Automation Inc.	973,440	8,829
	Park Electrochemical Corp.	291,849	8,755
	Heartland Payment Systems Inc.	567,196	8,746
*,^	STEC Inc.	491,651	8,678
	United Online Inc.	1,300,749	8,585

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Epicor Software Corp.	847,712	8,562
*	Monolithic Power Systems Inc.	517,476	8,549
*	RightNow Technologies Inc.	357,518	8,462
	Micrel Inc.	649,856	8,442
*	Silicon Image Inc.	1,142,728	8,399
	Daktronics Inc.	521,928	8,309
	Forrester Research Inc.	235,155	8,299
*	Terremark Worldwide Inc.	637,340	8,254
*	Sonus Networks Inc.	3,082,241	8,230
*	Brightpoint Inc.	936,370	8,174
*	TNS Inc.	390,394	8,120
^	VirnetX Holding Corp.	529,509	7,863
	NIC Inc.	804,739	7,814
*	SunPower Corp. Class B	627,623	7,789
*	BroadSoft Inc.	320,712	7,659
*	Vocus Inc.	275,640	7,624
*	FARO Technologies Inc.	228,529	7,505
*	Advanced Energy Industries Inc.	548,924	7,487
*	Verint Systems Inc.	229,002	7,259
*	comScore Inc.	324,058	7,230
*	Smith Micro Software Inc.	458,948	7,224
*	Kulicke & Soffa Industries Inc.	996,376	7,174
*	NetSuite Inc.	284,507	7,113
	Methode Electronics Inc.	548,108	7,109
*,^	QuinStreet Inc.	368,489	7,079
*	Net 1 UEPS Technologies Inc.	573,412	7,030
*	Dice Holdings Inc.	482,401	6,922
*	Ultratech Inc.	343,148	6,822
*	Anadigics Inc.	972,958	6,743
*	Maxwell Technologies Inc.	353,950	6,686
*	Electro Scientific Industries Inc.	415,831	6,666
*	Mercury Computer Systems Inc.	362,395	6,661
	EPIQ Systems Inc.	484,557	6,653
*	Kemet Corp.	452,455	6,597
*	Zoran Corp.	740,412	6,516
*	Ceva Inc.	315,786	6,474
*	FormFactor Inc.	709,794	6,303
*	Kenexa Corp.	285,933	6,230
*	THQ Inc.	1,010,054	6,121
*	Sycamore Networks Inc.	295,808	6,091
*	Move Inc.	2,327,779	5,982
*	Oplink Communications Inc.	312,979	5,781
*,^	Rubicon Technology Inc.	273,514	5,766
	CTS Corp.	509,628	5,636
*	Sigma Designs Inc.	394,075	5,584
	Cohu Inc.	336,589	5,581
	Opnet Technologies Inc.	207,703	5,560
*	RealNetworks Inc.	1,317,734	5,534
*,^	China Security & Surveillance Technology Inc.	1,031,825	5,500
*	S1 Corp.	790,725	5,456
*	Perficient Inc.	425,165	5,315
*	ShoreTel Inc.	671,084	5,241
*	Interactive Intelligence Inc.	195,908	5,125
*,^	Powerwave Technologies Inc.	1,979,503	5,028
*	DemandTec Inc.	447,639	4,852
*	Imation Corp.	460,383	4,747
*	Echelon Corp.	462,153	4,709
*	ExlService Holdings Inc.	218,063	4,684
*	Intevac Inc.	333,896	4,678
*	Symmetricom Inc.	654,383	4,640
*	Ciber Inc.	980,367	4,588
*	LoopNet Inc.	406,125	4,512
*	EMS Technologies Inc.	227,856	4,507
*	Aviat Networks Inc.	887,303	4,499

24

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Novatel Wireless Inc.	469,695	4,486
*	Infospace Inc.	535,320	4,443
*	Super Micro Computer Inc.	383,501	4,426
*	ModusLink Global Solutions Inc.	655,137	4,389
*	SS&C Technologies Holdings Inc.	213,453	4,378
*	Anaren Inc.	208,503	4,347
	Cass Information Systems Inc.	112,242	4,258
*	Limelight Networks Inc.	731,831	4,252
*,^	Calix Inc.	251,533	4,251
*	Knot Inc.	429,780	4,246
*	Internap Network Services Corp.	694,835	4,225
*	Kopin Corp.	995,057	4,139
*	Pericom Semiconductor Corp.	370,514	4,068
*	IXYS Corp.	348,756	4,053
	Electro Rent Corp.	249,424	4,031
*	SMART Modular Technologies WWH Inc.	697,480	4,017
*	Supertex Inc.	164,111	3,968
*	Extreme Networks	1,280,422	3,956
*	Multi-Fineline Electronix Inc.	148,189	3,926
*	Silicon Graphics International Corp.	433,822	3,917
*	Digi International Inc.	352,780	3,916
*	Exar Corp.	558,162	3,896
*	Monotype Imaging Holdings Inc.	338,426	3,757
*	VASCO Data Security International Inc.	449,844	3,657
*	Rudolph Technologies Inc.	442,896	3,645
*	Seachange International Inc.	419,795	3,589
*	Actuate Corp.	627,606	3,577
*,^	Rosetta Stone Inc.	168,367	3,573
*	Virtusa Corp.	215,565	3,527
*	Cray Inc.	481,359	3,442
*	UTStarcom Inc.	1,664,780	3,429
*	Ness Technologies Inc.	564,875	3,355
*	PROS Holdings Inc.	291,337	3,318
*,^	Energy Conversion Devices Inc.	720,846	3,316
*	TeleCommunication Systems Inc. Class A	699,704	3,268
*	Cogo Group Inc.	368,506	3,261
	Bel Fuse Inc. Class B	135,699	3,243
*	Fabrinet	150,569	3,237
*	Pulse Electronics Corp.	586,494	3,120
*	Liquidity Services Inc.	219,625	3,086
*	DSP Group Inc.	348,613	2,838
	Marchex Inc. Class B	275,039	2,624
*	NCI Inc. Class A	113,585	2,611
*	Integral Systems Inc.	261,740	2,594
*	Global Cash Access Holdings Inc.	794,040	2,533
*	Comverge Inc.	358,866	2,480
*,^	China Information Technology Inc.	463,994	2,417
*	Advanced Analogic Technologies Inc.	596,340	2,391
*	CPI International Inc.	112,984	2,186
	Stamps.com Inc.	159,752	2,117
*	Conexant Systems Inc.	1,217,447	1,984
*,^	Echo Global Logistics Inc.	163,524	1,969
*	Agilysys Inc.	345,555	1,945
*	Trident Microsystems Inc.	1,053,701	1,876
*	BigBand Networks Inc.	667,960	1,870
*	Deltek Inc.	254,446	1,847
*,^	Meru Networks Inc.	119,128	1,837
	Renaissance Learning Inc.	154,347	1,827
*,^	Evergreen Solar Inc.	2,962,909	1,727
*	MaxLinear Inc.	111,928	1,204
*	TechTarget Inc.	136,279	1,081
*	Mitel Networks Corp.	194,446	1,071
*	China TransInfo Technology Corp.	149,894	709

25

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Bel Fuse Inc. Class A	17,928	457
		4,466,174
Materials (6.3%)
Domtar Corp.	638,104	48,445
Aptargroup Inc.	1,004,430	47,781
Huntsman Corp.	2,850,883	44,502
Compass Minerals International Inc.	487,707	43,538
* Hecla Mining Co.	3,812,764	42,932
RPM International Inc.	1,937,000	42,808
* Solutia Inc.	1,817,579	41,950
Royal Gold Inc.	759,687	41,502
Packaging Corp. of America	1,542,995	39,871
Cytec Industries Inc.	730,864	38,780
* WR Grace & Co.	1,083,797	38,074
* Rockwood Holdings Inc.	959,034	37,517
* Coeur d'Alene Mines Corp.	1,329,573	36,324
Cabot Corp.	924,511	34,808
Temple-Inland Inc.	1,524,168	32,373
* Allied Nevada Gold Corp.	1,187,273	31,237
Rock-Tenn Co. Class A	551,059	29,730
* Stillwater Mining Co.	1,363,283	29,106
Commercial Metals Co.	1,701,767	28,232
Sensient Technologies Corp.	739,507	27,162
AK Steel Holding Corp.	1,637,570	26,807
Silgan Holdings Inc.	747,716	26,776
Carpenter Technology Corp.	654,691	26,345
* Intrepid Potash Inc.	671,078	25,024
Olin Corp.	1,179,681	24,207
Schnitzer Steel Industries Inc.	342,626	22,747
NewMarket Corp.	182,182	22,476
* Ferro Corp.	1,281,950	18,768
* Louisiana-Pacific Corp.	1,923,127	18,193
Minerals Technologies Inc.	276,863	18,110
* OM Group Inc.	459,521	17,696
Eagle Materials Inc.	624,444	17,641
* PolyOne Corp.	1,385,520	17,305
Schweitzer-Mauduit International Inc.	273,252	17,193
Worthington Industries Inc.	910,569	16,754
^ Texas Industries Inc.	351,794	16,105
Globe Specialty Metals Inc.	940,321	16,070
HB Fuller Co.	729,356	14,966
Balchem Corp.	421,605	14,254
Arch Chemicals Inc.	373,821	14,179
* Century Aluminum Co.	897,009	13,931
* Clearwater Paper Corp.	170,846	13,377
Westlake Chemical Corp.	295,445	12,843
* Calgon Carbon Corp.	836,167	12,643
Buckeye Technologies Inc.	584,274	12,276
* Georgia Gulf Corp.	505,614	12,165
* RTI International Metals Inc.	447,807	12,082
* Brush Engineered Materials Inc.	303,105	11,712
Innophos Holdings Inc.	318,918	11,507
* US Gold Corp.	1,387,159	11,194
Koppers Holdings Inc.	305,993	10,948
Kaiser Aluminum Corp.	214,601	10,749
A Schulman Inc.	468,721	10,729
* Kraton Performance Polymers Inc.	325,133	10,063
AMCOL International Corp.	323,555	10,030
Deltic Timber Corp.	167,449	9,434
Stepan Co.	119,583	9,121
* Horsehead Holding Corp.	647,297	8,441
PH Glatfelter Co.	682,237	8,371
* KapStone Paper and Packaging Corp.	514,882	7,878
Haynes International Inc.	180,602	7,555

26

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	STR Holdings Inc.	368,903	7,378
*	Innospec Inc.	354,545	7,233
	Boise Inc.	886,394	7,029
	Zep Inc.	323,326	6,428
*	LSB Industries Inc.	251,283	6,096
	Wausau Paper Corp.	695,989	5,992
*	General Moly Inc.	917,982	5,948
^	Hawkins Inc.	131,003	5,816
*	Zoltek Cos. Inc.	434,480	5,018
*	Graphic Packaging Holding Co.	1,278,993	4,975
*	Noranda Aluminum Holding Corp.	340,069	4,965
*,^	Yongye International Inc.	576,551	4,843
*	TPC Group Inc.	156,138	4,734
*	AM Castle & Co.	256,987	4,731
*	Capital Gold Corp.	909,232	4,610
	Myers Industries Inc.	449,212	4,375
	Neenah Paper Inc.	220,271	4,335
*	Spartech Corp.	462,453	4,329
*	Golden Minerals Co.	159,255	4,252
*	Headwaters Inc.	898,482	4,115
	Olympic Steel Inc.	138,294	3,966
*	Graham Packaging Co. Inc.	278,792	3,635
*,^	Gulf Resources Inc.	308,449	3,297
*	Metals USA Holdings Corp.	192,892	2,940
	American Vanguard Corp.	325,954	2,784
*	Landec Corp.	378,550	2,264
*,^	ShengdaTech Inc.	445,218	2,182
*,^	China Green Agriculture Inc.	219,702	1,977
*,^	China Agritech Inc.	139,642	1,713
*	United States Lime & Minerals Inc.	33,472	1,410
			1,508,707
Telecommunication Services (1.0%)
*	tw telecom inc Class A	2,143,966	36,555
*	Syniverse Holdings Inc.	1,042,848	32,172
*	Level 3 Communications Inc.	24,790,620	24,295
	AboveNet Inc.	224,788	13,141
*	Leap Wireless International Inc.	932,800	11,436
*	Cogent Communications Group Inc.	682,339	9,648
	NTELOS Holdings Corp.	465,679	8,871
*	Cincinnati Bell Inc.	2,999,890	8,400
	Alaska Communications Systems Group Inc.	663,722	7,367
*	PAETEC Holding Corp.	1,944,789	7,274
	Consolidated Communications Holdings Inc.	355,521	6,862
*	Neutral Tandem Inc.	466,911	6,742
*	Global Crossing Ltd.	495,914	6,407
	Shenandoah Telecommunications Co.	335,999	6,293
*	Hughes Communications Inc.	146,130	5,909
*	General Communication Inc. Class A	465,184	5,889
	USA Mobility Inc.	329,980	5,864
	Atlantic Tele-Network Inc.	148,225	5,683
*	Cbeyond Inc.	367,101	5,609
*	Premiere Global Services Inc.	741,752	5,044
*	Iridium Communications Inc.	574,483	4,739
*	Vonage Holdings Corp.	1,732,469	3,881
*	ICO Global Communications Holdings Ltd.	2,373,301	3,560
			231,641
Utilities (3.6%)
	ITC Holdings Corp.	749,338	46,444
	Questar Corp.	2,613,933	45,508
	Westar Energy Inc.	1,761,830	44,328
*	GenOn Energy Inc.	11,414,495	43,489
	Atmos Energy Corp.	1,342,365	41,882
	Great Plains Energy Inc.	2,019,849	39,165
	Nicor Inc.	677,626	33,827

27

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

					Market
					Value
				Shares	($000)
	Hawaiian Electric Industries Inc.			1,394,780	31,787
	Piedmont Natural Gas Co. Inc.			1,071,240	29,952
	Vectren Corp.			1,150,862	29,209
	Cleco Corp.			904,169	27,812
	WGL Holdings Inc.			757,089	27,081
	IDACORP Inc.			717,273	26,525
	New Jersey Resources Corp.			613,494	26,448
	Southwest Gas Corp.			676,649	24,813
	Portland General Electric Co.			1,121,067	24,327
	South Jersey Industries Inc.			444,673	23,488
	UIL Holdings Corp.			711,341	21,312
	Unisource Energy Corp.			541,230	19,398
	Avista Corp.			823,906	18,554
	Northwest Natural Gas Co.			395,589	18,383
*	El Paso Electric Co.			648,952	17,866
	Allete Inc.			478,376	17,824
	PNM Resources Inc.			1,292,483	16,828
	Black Hills Corp.			554,244	16,627
	NorthWestern Corp.			538,467	15,524
	MGE Energy Inc.			344,016	14,710
	Empire District Electric Co.			616,041	13,676
	Otter Tail Corp.			534,784	12,054
	Laclede Group Inc.			315,436	11,526
	CH Energy Group Inc.			235,480	11,513
	California Water Service Group			294,101	10,961
	American States Water Co.			276,905	9,545
^	Ormat Technologies Inc.			304,370	9,003
*	Dynegy Inc. Class A			1,526,954	8,581
	Chesapeake Utilities Corp.			134,854	5,599
	SJW Corp.			207,798	5,500
	Middlesex Water Co.			230,679	4,233
	Central Vermont Public Service Corp.			177,847	3,888
	Unitil Corp.			161,963	3,683
	Connecticut Water Service Inc.			128,256	3,576

					856,449

Total Common Stocks (Cost $19,647,521)					23,968,134

		Coupon

Temporary Cash Investments (2.0%)[1]
Money Market Fund (2.0%)
2,3	Vanguard Market Liquidity Fund	0.211%		477,032,000	477,032

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.200%	2/14/11	8,000	7,998
4,5	Federal Home Loan Bank Discount Notes	0.260%	3/23/11	600	600
4,5	Freddie Mac Discount Notes	0.250%	3/21/11	1,000	999

					9,597

Total Temporary Cash Investments (Cost $486,629)					486,629

Total Investments (101.8%) (Cost $20,134,150)					24,454,763
Other Assets and Liabilities—Net (-1.8%)[3]					(436,060)
Net Assets (100%)					24,018,703

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $359,723,000.

28

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2010

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $385,068,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $9,098,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (17.1%)
	Gentex Corp.	1,297,526	38,355
*	Signet Jewelers Ltd.	794,357	34,475
	Tractor Supply Co.	673,859	32,675
*,^	Lululemon Athletica Inc.	427,210	29,230
*	Deckers Outdoor Corp.	358,547	28,591
	Sotheby's	621,357	27,961
*	Panera Bread Co. Class A	275,568	27,890
*	Tempur-Pedic International Inc.	614,600	24,621
*	WMS Industries Inc.	538,621	24,367
*	J Crew Group Inc.	562,190	24,253
*	Big Lots Inc.	752,481	22,921
	Polaris Industries Inc.	292,949	22,856
*	Tenneco Inc.	554,139	22,808
*	Warnaco Group Inc.	413,045	22,746
*	Dana Holding Corp.	1,302,140	22,410
*	Aeropostale Inc.	867,100	21,365
*	Bally Technologies Inc.	500,164	21,102
	Chico's FAS Inc.	1,661,083	19,983
*	DreamWorks Animation SKG Inc. Class A	646,622	19,056
	John Wiley & Sons Inc. Class A	421,029	19,047
*,^	Under Armour Inc. Class A	338,280	18,551
*	Coinstar Inc.	288,219	16,267
*	Cheesecake Factory Inc.	524,049	16,067
*	Madison Square Garden Inc. Class A	577,151	14,879
*	Live Nation Entertainment Inc.	1,286,653	14,694
*	Hanesbrands Inc.	576,581	14,645
	Aaron's Inc.	716,205	14,603
*	Life Time Fitness Inc.	349,408	14,322
*	CROCS Inc.	803,207	13,751
*	Sally Beauty Holdings Inc.	930,113	13,515
*	Eastman Kodak Co.	2,490,687	13,350
*	Iconix Brand Group Inc.	670,316	12,944
*	Orient-Express Hotels Ltd. Class A	935,266	12,149
	Weight Watchers International Inc.	314,512	11,791
*	Childrens Place Retail Stores Inc.	231,423	11,488
*	HSN Inc.	373,464	11,443
*	Pier 1 Imports Inc.	1,086,225	11,405
	Thor Industries Inc.	333,998	11,343
*	Gaylord Entertainment Co.	306,168	11,004
	Morningstar Inc.	206,782	10,976
	PF Chang's China Bistro Inc.	214,331	10,386
	Pool Corp.	459,637	10,360
	Arbitron Inc.	248,840	10,332
*	JOS A Bank Clothiers Inc.	255,061	10,284
*	Ulta Salon Cosmetics & Fragrance Inc.	298,842	10,161
*	Hibbett Sports Inc.	267,426	9,868
	National CineMedia Inc.	491,430	9,784
	Matthews International Corp. Class A	276,169	9,660
*	Steven Madden Ltd.	231,011	9,638
*,^	Capella Education Co.	139,694	9,301
	Monro Muffler Brake Inc.	265,198	9,173
*	Texas Roadhouse Inc. Class A	498,069	8,552
*	Carter's Inc.	275,370	8,126
*,^	Tesla Motors Inc.	302,232	8,048
*	Shutterfly Inc.	227,402	7,966
*	CEC Entertainment Inc.	199,506	7,747
	Brunswick Corp.	410,878	7,700
*,^	Blue Nile Inc.	132,829	7,579
*	AnnTaylor Stores Corp.	273,754	7,498
*	Vitamin Shoppe Inc.	221,822	7,462
*	Valassis Communications Inc.	228,080	7,378

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	BJ's Restaurants Inc.	200,820	7,115
*	Buffalo Wild Wings Inc.	160,294	7,029
*	Vail Resorts Inc.	134,699	7,010
*	DineEquity Inc.	141,312	6,978
*	OfficeMax Inc.	393,802	6,970
*	Office Depot Inc.	1,278,145	6,902
	Choice Hotels International Inc.	179,449	6,868
*	Saks Inc.	633,542	6,779
*	Exide Technologies	702,672	6,612
	PEP Boys-Manny Moe & Jack	486,062	6,528
*	American Public Education Inc.	171,325	6,380
*	Scientific Games Corp. Class A	635,775	6,332
*	Steiner Leisure Ltd.	130,766	6,107
*	K12 Inc.	211,790	6,070
*	Interval Leisure Group Inc.	369,574	5,965
*	Shuffle Master Inc.	496,920	5,690
*	Sonic Corp.	542,963	5,495
	Express Inc.	287,611	5,407
*	Papa John's International Inc.	195,039	5,403
*	Dress Barn Inc.	203,991	5,389
*	Zumiez Inc.	198,663	5,338
*	G-III Apparel Group Ltd.	150,612	5,294
*	Maidenform Brands Inc.	214,038	5,088
*	Lumber Liquidators Holdings Inc.	203,455	5,068
*	True Religion Apparel Inc.	224,484	4,997
*	American Axle & Manufacturing Holdings Inc.	387,035	4,977
*	Peet's Coffee & Tea Inc.	119,241	4,977
*	iRobot Corp.	200,032	4,977
	Ethan Allen Interiors Inc.	239,901	4,800
*	Select Comfort Corp.	510,268	4,659
*	Knology Inc.	291,819	4,561
*	Fuel Systems Solutions Inc.	154,710	4,545
	Universal Technical Institute Inc.	190,621	4,197
*	New York Times Co. Class A	423,365	4,149
*	Modine Manufacturing Co.	265,588	4,117
*	Domino's Pizza Inc.	249,825	3,985
*	Krispy Kreme Doughnuts Inc.	561,897	3,922
*	Pre-Paid Legal Services Inc.	64,421	3,881
*,^	hhgregg Inc.	182,526	3,824
*	Grand Canyon Education Inc.	191,015	3,742
*	California Pizza Kitchen Inc.	216,324	3,738
*	Lions Gate Entertainment Corp.	568,548	3,701
*	Rue21 Inc.	123,625	3,623
*	Universal Electronics Inc.	124,625	3,536
*	Wet Seal Inc. Class A	942,620	3,488
	Buckle Inc.	90,944	3,435
*	Citi Trends Inc.	137,666	3,380
*,^	Bridgepoint Education Inc.	177,516	3,373
	International Speedway Corp. Class A	127,895	3,347
*	Denny's Corp.	923,889	3,308
*	AFC Enterprises Inc.	237,131	3,296
*	Asbury Automotive Group Inc.	177,648	3,283
*	Mediacom Communications Corp. Class A	381,656	3,229
*	Liz Claiborne Inc.	438,238	3,138
	Volcom Inc.	158,306	2,987
*	Warner Music Group Corp.	501,773	2,825
*	Penske Automotive Group Inc.	149,191	2,599
*	Dex One Corp.	347,061	2,589
*	99 Cents Only Stores	158,176	2,521
*,^	Education Management Corp.	139,099	2,518
*,^	Overstock.com Inc.	149,372	2,462
*	Retail Ventures Inc.	147,480	2,404
	Nutrisystem Inc.	112,043	2,356
*	Libbey Inc.	149,857	2,318

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Sinclair Broadcast Group Inc. Class A	282,014	2,307
*,^	Deer Consumer Products Inc.	186,553	2,097
*	Kirkland's Inc.	147,206	2,065
*	K-Swiss Inc. Class A	163,890	2,044
*,^	Hovnanian Enterprises Inc. Class A	497,188	2,034
*	Federal-Mogul Corp.	95,991	1,982
*	Coldwater Creek Inc.	597,696	1,895
^	PetMed Express Inc.	106,244	1,892
*	DSW Inc. Class A	47,745	1,867
	Blyth Inc.	53,078	1,830
	Sturm Ruger & Co. Inc.	115,866	1,772
*	CKX Inc.	430,973	1,737
	Callaway Golf Co.	208,729	1,684
	Bebe Stores Inc.	279,235	1,664
*	Pacific Sunwear of California Inc.	305,793	1,657
*	Biglari Holdings Inc.	3,949	1,620
*	Isle of Capri Casinos Inc.	150,506	1,538
*,^	China MediaExpress Holdings Inc.	92,641	1,467
*	Smith & Wesson Holding Corp.	360,862	1,350
*	America's Car-Mart Inc.	45,228	1,225
*	Martha Stewart Living Omnimedia Class A	249,384	1,102
*	Orbitz Worldwide Inc.	188,997	1,056
*	ReachLocal Inc.	51,511	1,026
	Ambassadors Group Inc.	83,456	960
*	Leapfrog Enterprises Inc.	163,682	908
*	Vitacost.com Inc.	150,615	859
*	Sealy Corp.	293,914	858
*,^	China Automotive Systems Inc.	62,777	854
	Outdoor Channel Holdings Inc.	117,905	845
*,^	Wonder Auto Technology Inc.	112,034	845
*	New York & Co. Inc.	161,996	716
*	Marine Products Corp.	102,752	684
*	Archipelago Learning Inc.	61,036	599
*	Kenneth Cole Productions Inc. Class A	31,376	392
*	Fuqi International Inc.	53,690	343
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,546	1
			1,302,258
Consumer Staples (1.7%)
*	BJ's Wholesale Club Inc.	324,477	15,542
*	United Natural Foods Inc.	417,557	15,316
	Casey's General Stores Inc.	349,953	14,877
^	Diamond Foods Inc.	202,271	10,757
*	Darling International Inc.	764,564	10,153
*	Boston Beer Co. Inc. Class A	89,990	8,557
	J&J Snack Foods Corp.	137,105	6,614
	Pricesmart Inc.	166,120	6,318
*	TreeHouse Foods Inc.	114,848	5,868
*	Rite Aid Corp.	6,166,839	5,447
*,^	Zhongpin Inc.	257,577	5,255
*	Heckmann Corp.	959,281	4,825
*	USANA Health Sciences Inc.	73,051	3,174
*	Smart Balance Inc.	568,939	2,464
*	Alliance One International Inc.	511,224	2,168
	Tootsie Roll Industries Inc.	65,076	1,885
	Coca-Cola Bottling Co. Consolidated	25,912	1,440
	National Beverage Corp.	107,115	1,407
*	Pilgrim's Pride Corp.	173,089	1,227
*,^	Feihe International Inc.	102,918	1,095
*,^	AgFeed Industries Inc.	323,039	950
	Calavo Growers Inc.	35,462	817
	Alico Inc.	34,245	816
*,^	China-Biotics Inc.	51,608	759
*	Susser Holdings Corp.	40,168	556

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Farmer Bros Co.	23,605	420
			128,707
Energy (7.4%)
*	Atlas Energy Inc.	726,879	31,961
*	Brigham Exploration Co.	1,081,130	29,450
*	Superior Energy Services Inc.	730,540	25,562
*	Dril-Quip Inc.	295,447	22,962
	SM Energy Co.	380,316	22,412
	Holly Corp.	493,340	20,113
*	Gran Tierra Energy Inc.	2,356,950	18,973
	CARBO Ceramics Inc.	182,149	18,860
*	Rosetta Resources Inc.	489,025	18,407
*	Complete Production Services Inc.	576,818	17,045
*	SandRidge Energy Inc.	2,197,148	16,083
*	Energy XXI Bermuda Ltd.	561,232	15,529
*	Key Energy Services Inc.	1,165,120	15,123
*	Patriot Coal Corp.	717,021	13,889
*	Northern Oil and Gas Inc.	505,226	13,747
*	Exterran Holdings Inc.	556,686	13,333
*	Atwood Oceanics Inc.	349,488	13,060
*	McMoRan Exploration Co.	744,263	12,757
*	Oasis Petroleum Inc.	470,293	12,754
*	Carrizo Oil & Gas Inc.	338,468	11,674
*	Comstock Resources Inc.	438,698	10,774
	World Fuel Services Corp.	297,429	10,755
*	Oil States International Inc.	163,193	10,459
*	Kodiak Oil & Gas Corp.	1,530,193	10,099
*	Tetra Technologies Inc.	705,849	8,378
	RPC Inc.	411,604	7,458
	Contango Oil & Gas Co.	117,000	6,778
*,^	ATP Oil & Gas Corp.	404,057	6,764
*	Gulfport Energy Corp.	310,141	6,715
*	Clayton Williams Energy Inc.	73,272	6,153
*,^	Clean Energy Fuels Corp.	441,001	6,103
	Lufkin Industries Inc.	97,285	6,070
*	Resolute Energy Corp.	381,644	5,633
*	ION Geophysical Corp.	529,701	4,492
*	Petroleum Development Corp.	105,945	4,472
*	Tesco Corp.	280,597	4,456
*	OYO Geospace Corp.	44,731	4,433
*	International Coal Group Inc.	562,241	4,352
*	Global Industries Ltd.	624,362	4,327
*	Rex Energy Corp.	306,455	4,183
*	Goodrich Petroleum Corp.	226,458	3,995
*	Venoco Inc.	203,369	3,752
*	Magnum Hunter Resources Corp.	503,317	3,624
*,^	BPZ Resources Inc.	746,477	3,553
*	Western Refining Inc.	321,861	3,405
*,^	Uranium Energy Corp.	535,122	3,232
*	Matrix Service Co.	258,455	3,148
*	Enbridge Energy Management LLC	48,638	3,106
*	Pioneer Drilling Co.	325,822	2,871
*	Warren Resources Inc.	625,549	2,828
*,^	Cheniere Energy Inc.	507,298	2,800
*	Allis-Chalmers Energy Inc.	368,633	2,614
*	CVR Energy Inc.	167,789	2,547
*	Endeavour International Corp.	184,177	2,542
*	Dawson Geophysical Co.	73,237	2,336
*,^	L&L Energy Inc.	207,715	2,243
*	Gastar Exploration Ltd.	519,437	2,234
*	Hercules Offshore Inc.	531,028	1,837
*	Harvest Natural Resources Inc.	147,711	1,798
*	Approach Resources Inc.	75,311	1,740
*	Basic Energy Services Inc.	105,042	1,731

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Global Geophysical Services Inc.	166,218	1,725
*	T-3 Energy Services Inc.	43,316	1,725
*	Willbros Group Inc.	131,555	1,292
*,^	China Integrated Energy Inc.	71,114	521
*	Contango ORE Inc.		113
			559,860
Financials (5.6%)
*	E*Trade Financial Corp.	2,046,254	32,740
	Taubman Centers Inc.	506,946	25,591
	East West Bancorp Inc.	1,303,345	25,480
*	SVB Financial Group	388,940	20,633
*	Signature Bank	376,334	18,817
*	Stifel Financial Corp.	292,364	18,138
	Equity Lifestyle Properties Inc.	270,733	15,142
	Extra Space Storage Inc.	770,227	13,402
*	Forest City Enterprises Inc. Class A	735,587	12,277
*	Portfolio Recovery Associates Inc.	158,054	11,886
	DuPont Fabros Technology Inc.	549,403	11,686
*	Ezcorp Inc. Class A	407,372	11,052
	PS Business Parks Inc.	182,382	10,162
	Apartment Investment & Management Co.	379,789	9,814
	Alexander's Inc.	21,294	8,779
*	Greenlight Capital Re Ltd. Class A	279,757	7,500
	U-Store-It Trust	781,461	7,447
*	First Cash Financial Services Inc.	238,479	7,391
	Pebblebrook Hotel Trust	351,123	7,135
*	Texas Capital Bancshares Inc.	323,673	6,885
*	Dollar Financial Corp.	225,935	6,469
*	Investors Bancorp Inc.	479,381	6,290
	Interactive Brokers Group Inc.	352,085	6,274
	optionsXpress Holdings Inc.	399,440	6,259
*	MBIA Inc.	520,348	6,239
*	MGIC Investment Corp.	585,523	5,967
	KBW Inc.	202,954	5,667
*	Sunstone Hotel Investors Inc.	547,088	5,651
*	Credit Acceptance Corp.	87,945	5,520
	DCT Industrial Trust Inc.	979,722	5,202
*	Financial Engines Inc.	249,384	4,945
*	Internet Capital Group Inc.	337,972	4,806
*	Altisource Portfolio Solutions SA	163,778	4,702
	Evercore Partners Inc. Class A	108,700	3,696
*	Tejon Ranch Co.	127,854	3,522
	Sun Communities Inc.	105,087	3,500
	Duff & Phelps Corp. Class A	196,042	3,305
	Danvers Bancorp Inc.	186,004	3,287
*	Forestar Group Inc.	160,186	3,092
*	Pico Holdings Inc.	94,374	3,001
*	International Assets Holding Corp.	122,496	2,891
*	World Acceptance Corp.	50,811	2,683
*	Beneficial Mutual Bancorp Inc.	301,314	2,661
*	Strategic Hotels & Resorts Inc.	489,888	2,592
	Retail Opportunity Investments Corp.	251,570	2,493
	Westwood Holdings Group Inc.	55,353	2,212
	Saul Centers Inc.	44,668	2,115
*	Kennedy-Wilson Holdings Inc.	210,555	2,103
*	Pinnacle Financial Partners Inc.	147,053	1,997
*	NewStar Financial Inc.	185,853	1,965
	Epoch Holding Corp.	126,476	1,964
*	Citizens Inc.	263,549	1,963
	THL Credit Inc.	146,683	1,908
	Cohen & Steers Inc.	62,261	1,625
	Cardinal Financial Corp.	126,772	1,474
*	Doral Financial Corp.	997,961	1,377
*	Hilltop Holdings Inc.	137,274	1,362

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Nara Bancorp Inc.	116,767	1,147
* eHealth Inc.	72,435	1,028
GAMCO Investors Inc.	21,014	1,009
Consolidated-Tomoka Land Co.	32,660	944
* TradeStation Group Inc.	117,665	794
Pzena Investment Management Inc. Class A	81,830	601
* Gleacher & Co. Inc.	248,863	590
* Asset Acceptance Capital Corp.	91,787	544
SWS Group Inc.	94,740	478
* First Marblehead Corp.	210,330	456
Cousins Properties Inc.	2,488	21
		422,348
Health Care (16.0%)
* Allscripts Healthcare Solutions Inc.	1,647,905	31,755
* United Therapeutics Corp.	497,230	31,435
* Tenet Healthcare Corp.	4,498,387	30,094
* BioMarin Pharmaceutical Inc.	946,255	25,483
* Salix Pharmaceuticals Ltd.	536,034	25,172
* Onyx Pharmaceuticals Inc.	581,397	21,436
* Regeneron Pharmaceuticals Inc.	634,243	20,822
* Brookdale Senior Living Inc. Class A	949,934	20,338
* Dionex Corp.	161,849	19,100
* Incyte Corp. Ltd.	1,131,306	18,734
* Healthsouth Corp.	866,450	17,944
* VCA Antech Inc.	757,288	17,637
* InterMune Inc.	467,521	17,018
* Catalyst Health Solutions Inc.	353,157	16,418
* HMS Holdings Corp.	252,499	16,354
* Sirona Dental Systems Inc.	384,219	16,053
Medicis Pharmaceutical Corp. Class A	557,859	14,945
* Thoratec Corp.	514,893	14,582
* Haemonetics Corp.	228,726	14,451
Masimo Corp.	490,873	14,270
* Theravance Inc.	565,970	14,189
Chemed Corp.	211,167	13,411
* Talecris Biotherapeutics Holdings Corp.	570,849	13,301
* American Medical Systems Holdings Inc.	704,581	13,288
Quality Systems Inc.	187,703	13,105
* Immucor Inc.	648,780	12,865
West Pharmaceutical Services Inc.	308,356	12,704
* Cepheid Inc.	553,849	12,600
* Par Pharmaceutical Cos. Inc.	326,178	12,561
* Viropharma Inc.	721,926	12,504
* athenahealth Inc.	300,736	12,324
* Seattle Genetics Inc.	797,725	11,926
* PSS World Medical Inc.	523,449	11,830
* Cubist Pharmaceuticals Inc.	546,901	11,704
* Volcano Corp.	422,763	11,546
* Parexel International Corp.	542,249	11,512
* AMERIGROUP Corp.	236,396	10,383
* Align Technology Inc.	526,250	10,283
* Bruker Corp.	611,064	10,144
* Impax Laboratories Inc.	499,935	10,054
* Acorda Therapeutics Inc.	360,444	9,826
* Martek Biosciences Corp.	310,304	9,713
* Integra LifeSciences Holdings Corp.	202,101	9,559
* NuVasive Inc.	365,237	9,368
* Auxilium Pharmaceuticals Inc.	441,700	9,320
* Emergency Medical Services Corp. Class A	140,378	9,070
* Isis Pharmaceuticals Inc.	873,531	8,840
* Pharmasset Inc.	194,428	8,440
* Exelixis Inc.	1,007,454	8,271
* Neogen Corp.	199,625	8,191
Hill-Rom Holdings Inc.	206,064	8,113

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	MedAssets Inc.	401,042	8,097
*	Questcor Pharmaceuticals Inc.	546,637	8,052
*	Cyberonics Inc.	258,709	8,025
*	HeartWare International Inc.	89,140	7,806
*	DexCom Inc.	571,016	7,794
*	Healthspring Inc.	293,088	7,776
*	Arthrocare Corp.	250,246	7,773
*	WellCare Health Plans Inc.	255,932	7,734
*	Zoll Medical Corp.	199,287	7,419
*	Nektar Therapeutics	567,174	7,288
*,^	Vivus Inc.	751,904	7,045
*	Alkermes Inc.	573,173	7,039
*	Medicines Co.	494,606	6,989
*	MWI Veterinary Supply Inc.	108,763	6,868
*	Sequenom Inc.	836,718	6,710
*	Luminex Corp.	353,010	6,453
*	NxStage Medical Inc.	247,958	6,169
*	Insulet Corp.	395,001	6,123
*	Ariad Pharmaceuticals Inc.	1,175,563	5,995
*,^	MannKind Corp.	739,400	5,960
*	Halozyme Therapeutics Inc.	744,225	5,894
*	IPC The Hospitalist Co. Inc.	150,770	5,882
*	Air Methods Corp.	104,018	5,853
*	Momenta Pharmaceuticals Inc.	389,295	5,828
*	Hanger Orthopedic Group Inc.	271,072	5,744
*	Wright Medical Group Inc.	363,690	5,648
*	Targacept Inc.	212,292	5,626
*	Abaxis Inc.	207,062	5,560
*	Micromet Inc.	674,266	5,475
*	Enzon Pharmaceuticals Inc.	449,305	5,468
*	Bio-Reference Labs Inc.	232,015	5,146
*	Inspire Pharmaceuticals Inc.	575,570	4,835
*	NPS Pharmaceuticals Inc.	610,327	4,822
*	Celera Corp.	760,195	4,789
*,^	SIGA Technologies Inc.	339,134	4,748
*	Orthofix International NV	163,604	4,745
*	Ardea Biosciences Inc.	180,371	4,690
*	Medivation Inc.	304,327	4,617
*	LHC Group Inc.	147,143	4,414
*	Omnicell Inc.	302,646	4,373
*	Accelrys Inc.	513,375	4,261
*	Centene Corp.	167,481	4,244
*,^	Protalix BioTherapeutics Inc.	412,591	4,118
*	ICU Medical Inc.	112,302	4,099
*	SonoSite Inc.	128,557	4,062
*	Emdeon Inc. Class A	294,416	3,986
*	Medidata Solutions Inc.	165,298	3,947
*	Merit Medical Systems Inc.	248,191	3,929
*	Molina Healthcare Inc.	138,337	3,853
*,^	Immunogen Inc.	409,634	3,793
*	Natus Medical Inc.	267,323	3,791
*	Conceptus Inc.	273,532	3,775
*,^	Geron Corp.	722,496	3,735
*,^	MAKO Surgical Corp.	238,392	3,628
*	AMAG Pharmaceuticals Inc.	195,250	3,534
*	Savient Pharmaceuticals Inc.	313,002	3,487
*	Opko Health Inc.	947,013	3,476
	PDL BioPharma Inc.	555,105	3,458
*	Accretive Health Inc.	210,791	3,425
*	Allos Therapeutics Inc.	731,930	3,374
*	Emeritus Corp.	170,657	3,364
*	eResearchTechnology Inc.	453,089	3,330
*	Alnylam Pharmaceuticals Inc.	331,834	3,272
*	Quidel Corp.	224,166	3,239

36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Corvel Corp.	65,982	3,190
*	Akorn Inc.	521,653	3,166
*	Amedisys Inc.	93,435	3,130
*	Accuray Inc.	461,990	3,118
	Cantel Medical Corp.	132,621	3,103
*	Genoptix Inc.	162,753	3,096
*	Symmetry Medical Inc.	333,371	3,084
	Meridian Bioscience Inc.	132,007	3,057
*	MAP Pharmaceuticals Inc.	178,551	2,989
*	Almost Family Inc.	77,129	2,963
*	ABIOMED Inc.	298,051	2,864
*	Genomic Health Inc.	133,602	2,858
	Atrion Corp.	15,006	2,693
*,^	Cadence Pharmaceuticals Inc.	345,106	2,606
*,^	Unilife Corp.	486,280	2,577
*	Sangamo Biosciences Inc.	376,716	2,501
*	Durect Corp.	723,510	2,496
*	XenoPort Inc.	287,901	2,453
*	BioMimetic Therapeutics Inc.	192,820	2,449
*,^	Cell Therapeutics Inc.	6,678,257	2,438
*	Rigel Pharmaceuticals Inc.	314,258	2,366
*	Arqule Inc.	395,487	2,322
*	Team Health Holdings Inc.	149,165	2,318
*	Cypress Bioscience Inc.	357,299	2,315
	Pain Therapeutics Inc.	336,228	2,270
*	Emergent Biosolutions Inc.	96,290	2,259
*,^	PROLOR Biotech Inc.	321,168	2,078
*	Obagi Medical Products Inc.	170,999	1,975
*	RehabCare Group Inc.	80,876	1,917
*,^	Metabolix Inc.	153,794	1,872
*,^	Clinical Data Inc.	117,043	1,862
*	Dyax Corp.	865,508	1,852
*	Ironwood Pharmaceuticals Inc.	177,998	1,842
*	Codexis Inc.	173,715	1,841
	Landauer Inc.	30,554	1,832
*	Greatbatch Inc.	75,464	1,822
*	Vital Images Inc.	126,078	1,763
*	IRIS International Inc.	169,079	1,730
*	Nabi Biopharmaceuticals	297,994	1,725
*,^	Orexigen Therapeutics Inc.	213,491	1,725
*	SurModics Inc.	144,987	1,721
*	Idenix Pharmaceuticals Inc.	337,402	1,701
*	Synovis Life Technologies Inc.	104,911	1,690
*	Enzo Biochem Inc.	317,895	1,678
*	Progenics Pharmaceuticals Inc.	303,333	1,656
*	Stereotaxis Inc.	428,497	1,641
*	OraSure Technologies Inc.	264,502	1,521
*	Pozen Inc.	221,671	1,474
*	Exactech Inc.	77,966	1,467
*	Ligand Pharmaceuticals Inc. Class B	163,862	1,462
*	Lexicon Pharmaceuticals Inc.	1,014,706	1,461
*	TomoTherapy Inc.	400,019	1,444
*,^	China Biologic Products Inc.	87,271	1,430
*	CryoLife Inc.	248,277	1,346
*	Orthovita Inc.	641,642	1,290
*,^	Osiris Therapeutics Inc.	151,292	1,179
*,^	Arena Pharmaceuticals Inc.	675,116	1,161
*	Palomar Medical Technologies Inc.	81,566	1,159
*	Alliance HealthCare Services Inc.	268,350	1,138
*,^	Biotime Inc.	135,162	1,126
*	Biospecifics Technologies Corp.	40,611	1,040
*	Sunrise Senior Living Inc.	162,525	886
*	Kensey Nash Corp.	28,273	787
*	Alimera Sciences Inc.	71,790	745

37

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	MELA Sciences Inc.	221,240	741
*	Albany Molecular Research Inc.	130,635	734
*	St. Jude Medical Inc.	15,463	661
*	AMN Healthcare Services Inc.	105,989	651
*	RTI Biologics Inc.	177,178	473
*	Caraco Pharmaceutical Laboratories Ltd.	90,321	410
*	Sucampo Pharmaceuticals Inc. Class A	74,874	288
			1,214,116
Industrials (17.7%)
	Gardner Denver Inc.	484,954	33,375
*	TransDigm Group Inc.	434,586	31,295
*	Oshkosh Corp.	839,354	29,579
	IDEX Corp.	755,272	29,546
	Waste Connections Inc.	1,021,183	28,113
	Nordson Corp.	283,328	26,032
*	Corrections Corp. of America	1,024,320	25,669
	Wabtec Corp.	444,338	23,501
*	Thomas & Betts Corp.	484,636	23,408
	Acuity Brands Inc.	403,772	23,286
*	Kirby Corp.	475,159	20,931
	Woodward Governor Co.	537,197	20,177
	UTi Worldwide Inc.	942,351	19,978
*	Genesee & Wyoming Inc. Class A	360,815	19,105
	Landstar System Inc.	462,027	18,915
	Toro Co.	301,210	18,567
*	Clean Harbors Inc.	219,612	18,465
*	WABCO Holdings Inc.	298,735	18,202
*	EMCOR Group Inc.	615,121	17,826
	Valmont Industries Inc.	195,356	17,334
*	ArvinMeritor Inc.	828,593	17,003
	Actuant Corp. Class A	629,896	16,768
*	Hexcel Corp.	900,931	16,298
*	Geo Group Inc.	633,345	15,618
*	US Airways Group Inc.	1,496,118	14,976
*	Avis Budget Group Inc.	953,651	14,839
*	Moog Inc. Class A	363,406	14,464
*	Tetra Tech Inc.	572,440	14,345
*	United Stationers Inc.	216,730	13,830
*	Middleby Corp.	163,108	13,770
	CLARCOR Inc.	305,159	13,088
*	United Rentals Inc.	561,281	12,769
*,^	American Superconductor Corp.	446,175	12,756
	Herman Miller Inc.	502,563	12,715
*	Old Dominion Freight Line Inc.	388,898	12,441
	Rollins Inc.	616,840	12,183
*	HUB Group Inc. Class A	343,208	12,060
*	AMR Corp.	1,543,868	12,027
	Corporate Executive Board Co.	317,780	11,933
	Applied Industrial Technologies Inc.	353,679	11,487
*	II-VI Inc.	243,677	11,297
	Knight Transportation Inc.	581,167	11,042
	Graco Inc.	279,332	11,020
*	Polypore International Inc.	268,481	10,935
*	CoStar Group Inc.	182,404	10,499
*	DigitalGlobe Inc.	318,770	10,108
*	Insituform Technologies Inc. Class A	363,826	9,645
	Healthcare Services Group Inc.	579,041	9,421
	Robbins & Myers Inc.	259,739	9,293
	ESCO Technologies Inc.	245,562	9,292
*	Orbital Sciences Corp.	535,715	9,177
	Baldor Electric Co.	144,918	9,136
*	GeoEye Inc.	204,761	8,680
	Heartland Express Inc.	504,542	8,083
	Resources Connection Inc.	430,544	8,004

38

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Manitowoc Co. Inc.	608,767	7,981
	Steelcase Inc. Class A	750,770	7,936
*	RBC Bearings Inc.	201,568	7,877
*	Acacia Research - Acacia Technologies	303,232	7,866
*	GrafTech International Ltd.	392,567	7,789
	Forward Air Corp.	268,795	7,628
*	SYKES Enterprises Inc.	373,552	7,568
*	Beacon Roofing Supply Inc.	423,352	7,565
	HEICO Corp.	147,443	7,524
*	Teledyne Technologies Inc.	168,121	7,392
*	Dollar Thrifty Automotive Group Inc.	155,552	7,351
	Knoll Inc.	436,093	7,296
	Raven Industries Inc.	150,350	7,170
	American Science & Engineering Inc.	83,671	7,131
	Franklin Electric Co. Inc.	183,072	7,125
	Cubic Corp.	148,740	7,013
	Interface Inc. Class A	447,606	7,005
*	Advisory Board Co.	144,679	6,891
	Lindsay Corp.	115,795	6,882
	Seaboard Corp.	3,398	6,765
*	Esterline Technologies Corp.	97,480	6,686
*	Mobile Mini Inc.	337,117	6,638
*	AAR Corp.	237,783	6,532
	Administaff Inc.	218,450	6,401
	Allegiant Travel Co. Class A	127,900	6,298
	Tennant Co.	158,525	6,089
	Titan International Inc.	311,125	6,079
*,^	A123 Systems Inc.	630,659	6,016
*	Blount International Inc.	376,848	5,939
	Badger Meter Inc.	132,369	5,853
	Barnes Group Inc.	281,392	5,816
	National Presto Industries Inc.	44,522	5,788
*	Astec Industries Inc.	178,304	5,779
	Mueller Industries Inc.	175,143	5,727
*	USG Corp.	322,993	5,436
*	3D Systems Corp.	171,576	5,403
	John Bean Technologies Corp.	261,130	5,257
*	Higher One Holdings Inc.	258,033	5,220
*	Huron Consulting Group Inc.	194,321	5,140
*	Kforce Inc.	311,549	5,041
*	Korn/Ferry International	215,334	4,976
*	Exponent Inc.	128,640	4,828
*	TrueBlue Inc.	265,374	4,774
*	SFN Group Inc.	488,043	4,763
*	RSC Holdings Inc.	479,737	4,673
	Gorman-Rupp Co.	139,218	4,500
	Sun Hydraulics Corp.	117,959	4,459
*	Navigant Consulting Inc.	464,575	4,274
*	ICF International Inc.	161,833	4,162
*	Colfax Corp.	220,990	4,068
	Simpson Manufacturing Co. Inc.	128,329	3,967
*	LB Foster Co. Class A	95,023	3,890
*,^	EnerNOC Inc.	161,172	3,854
	Great Lakes Dredge & Dock Corp.	516,191	3,804
*	Aerovironment Inc.	141,483	3,796
	HEICO Corp. Class A	96,965	3,619
*	Force Protection Inc.	651,600	3,590
	Standex International Corp.	115,455	3,453
*	KAR Auction Services Inc.	249,522	3,443
*	Ladish Co. Inc.	69,227	3,365
	NACCO Industries Inc. Class A	30,406	3,295
	Marten Transport Ltd.	152,637	3,263
*,^	Harbin Electric Inc.	187,333	3,250
	AAON Inc.	115,169	3,249

39

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Trimas Corp.	157,526	3,223
	Vicor Corp.	193,827	3,179
*	H&E Equipment Services Inc.	260,036	3,009
*	Trex Co. Inc.	121,596	2,913
*	Celadon Group Inc.	196,941	2,913
*	Orion Marine Group Inc.	248,883	2,887
*	Cenveo Inc.	520,163	2,778
	Dynamic Materials Corp.	122,512	2,765
*	Kadant Inc.	115,245	2,716
*	Wabash National Corp.	221,589	2,626
*	Taser International Inc.	550,136	2,586
*,^	Ener1 Inc.	670,681	2,542
*	Powell Industries Inc.	75,630	2,487
*	Furmanite Corp.	358,606	2,478
*	Standard Parking Corp.	130,187	2,459
	Kaman Corp.	84,122	2,445
*	Saia Inc.	147,040	2,439
*	Hawaiian Holdings Inc.	309,785	2,429
	Viad Corp.	95,276	2,427
*	Michael Baker Corp.	76,800	2,388
*	GenCorp Inc.	460,937	2,383
	AZZ Inc.	57,605	2,305
*	Greenbrier Cos. Inc.	109,488	2,298
*	Pacer International Inc.	323,961	2,216
*	Advanced Battery Technologies Inc.	571,225	2,199
*	Capstone Turbine Corp.	2,272,534	2,181
*	Team Inc.	83,669	2,025
*	RailAmerica Inc.	148,673	1,925
*	Innerworkings Inc.	253,735	1,662
*,^	YRC Worldwide Inc.	439,139	1,634
*	Sauer-Danfoss Inc.	56,179	1,587
*	Titan Machinery Inc.	80,402	1,552
*	Fuel Tech Inc.	157,247	1,527
	Tredegar Corp.	77,493	1,502
*	Mistras Group Inc.	111,359	1,501
*	APAC Customer Services Inc.	243,601	1,479
*	Pike Electric Corp.	171,191	1,469
	Houston Wire & Cable Co.	101,814	1,368
*	American Railcar Industries Inc.	57,524	1,273
*	Columbus McKinnon Corp.	58,768	1,194
*	Broadwind Energy Inc.	494,478	1,142
*,^	Energy Recovery Inc.	290,709	1,064
*,^	Valence Technology Inc.	617,839	1,038
*	Hill International Inc.	152,013	984
*	CBIZ Inc.	149,865	935
*	M&F Worldwide Corp.	37,748	872
*	Fushi Copperweld Inc.	85,202	757
*,^	China Valves Technology Inc.	70,808	742
*,^	SmartHeat Inc.	113,478	599
*,^	Lihua International Inc.	51,811	582
*	Patriot Transportation Holding Inc.	6,046	562
*,^	China Fire & Security Group Inc.	76,515	503
*	Universal Truckload Services Inc.	21,554	343
*	TBS International plc Class A	79,871	230
*	RINO International Corp.	164	1
			1,343,837
Information Technology (27.0%)
*	Riverbed Technology Inc.	1,142,768	40,191
*	Informatica Corp.	858,000	37,778
	Solera Holdings Inc.	649,144	33,314
*	MICROS Systems Inc.	742,671	32,574
*	Polycom Inc.	790,575	30,817
*	VeriFone Systems Inc.	792,213	30,548
*	TIBCO Software Inc.	1,519,762	29,954

40

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	JDS Uniphase Corp.	2,054,355	29,747
*	CommScope Inc.	878,117	27,415
*,^	Rackspace Hosting Inc.	869,040	27,297
*	Monster Worldwide Inc.	1,143,343	27,017
*	WebMD Health Corp.	511,523	26,118
*	Varian Semiconductor Equipment Associates Inc.	693,601	25,642
*	Parametric Technology Corp.	1,069,470	24,095
*	Atheros Communications Inc.	656,730	23,590
*	Gartner Inc.	706,933	23,470
	Jack Henry & Associates Inc.	756,674	22,057
*	Concur Technologies Inc.	409,145	21,247
*	Itron Inc.	374,373	20,759
	National Instruments Corp.	544,989	20,513
*	Cadence Design Systems Inc.	2,468,374	20,389
*	Zebra Technologies Corp.	525,516	19,964
*	Ariba Inc.	838,115	19,687
*	Finisar Corp.	638,160	18,947
	ADTRAN Inc.	522,610	18,924
*	VistaPrint NV	407,449	18,743
*,^	Ciena Corp.	863,154	18,169
*	NeuStar Inc. Class A	695,636	18,121
*	Silicon Laboratories Inc.	393,146	18,093
*	Sohu.com Inc.	280,657	17,819
*	Microsemi Corp.	770,202	17,638
*	QLogic Corp.	1,012,920	17,240
*	InterDigital Inc.	408,497	17,010
*	TriQuint Semiconductor Inc.	1,442,742	16,866
	Plantronics Inc.	442,012	16,452
*	MercadoLibre Inc.	245,545	16,366
*,^	Veeco Instruments Inc.	379,016	16,283
*	Quest Software Inc.	586,062	16,257
	Anixter International Inc.	266,290	15,905
*	Wright Express Corp.	337,008	15,502
*	Acme Packet Inc.	288,860	15,356
*	Teradyne Inc.	1,092,838	15,343
*	Aruba Networks Inc.	694,278	14,497
*	Hittite Microwave Corp.	226,300	13,813
*	Cypress Semiconductor Corp.	705,229	13,103
*	SuccessFactors Inc.	444,403	12,870
*	GSI Commerce Inc.	553,564	12,843
*	Digital River Inc.	367,543	12,651
*	Cavium Networks Inc.	331,768	12,501
*	Blackboard Inc.	302,019	12,473
*	j2 Global Communications Inc.	422,591	12,234
*	ValueClick Inc.	758,478	12,158
	Sapient Corp.	1,001,316	12,116
*	Acxiom Corp.	704,791	12,087
*	Blue Coat Systems Inc.	396,115	11,832
*	Fortinet Inc.	363,863	11,771
*	Cymer Inc.	260,169	11,726
*	Plexus Corp.	374,578	11,589
*	CommVault Systems Inc.	380,429	10,888
*	Netlogic Microsystems Inc.	344,486	10,820
*	Ultimate Software Group Inc.	221,044	10,749
*	Rambus Inc.	519,360	10,636
	MAXIMUS Inc.	160,693	10,538
	Blackbaud Inc.	406,145	10,519
	Power Integrations Inc.	258,204	10,364
*	Tessera Technologies Inc.	465,837	10,318
*	Unisys Corp.	395,237	10,233
*	Viasat Inc.	220,158	9,777
*	Cirrus Logic Inc.	596,721	9,536
*,^	Synaptics Inc.	319,581	9,389
*	FEI Co.	353,698	9,341

41

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Rofin-Sinar Technologies Inc.	261,927	9,283
*	TiVo Inc.	1,074,377	9,272
*	L-1 Identity Solutions Inc.	777,048	9,255
*	Taleo Corp. Class A	333,917	9,233
*,^	Universal Display Corp.	300,750	9,218
*,^	Power-One Inc.	887,030	9,048
*	OpenTable Inc.	127,126	8,960
*	Cabot Microelectronics Corp.	216,160	8,960
*	Advent Software Inc.	154,090	8,925
*	Diodes Inc.	328,651	8,870
*	Mantech International Corp. Class A	213,645	8,830
*	Art Technology Group Inc.	1,465,906	8,766
*	Infinera Corp.	831,642	8,591
*	Progress Software Corp.	200,740	8,495
*	SAVVIS Inc.	332,656	8,489
*	Semtech Corp.	373,970	8,467
*	Compuware Corp.	724,474	8,455
*	Entropic Communications Inc.	694,674	8,392
*	SRA International Inc. Class A	407,236	8,328
*	ACI Worldwide Inc.	309,290	8,311
*	AsiaInfo-Linkage Inc.	481,012	7,970
*	Constant Contact Inc.	255,053	7,904
*	Scansource Inc.	247,519	7,896
*	DTS Inc.	158,816	7,790
*	Harmonic Inc.	904,522	7,752
*,^	Ebix Inc.	324,961	7,692
*	GT Solar International Inc.	833,455	7,601
*	Amkor Technology Inc.	1,020,234	7,540
*	Checkpoint Systems Inc.	365,964	7,521
*	IPG Photonics Corp.	236,152	7,467
*	Euronet Worldwide Inc.	425,172	7,415
	Syntel Inc.	154,644	7,390
	Comtech Telecommunications Corp.	262,320	7,274
*	Verigy Ltd.	554,869	7,224
*	Netgear Inc.	213,301	7,184
*	Quantum Corp.	1,917,473	7,133
*	DealerTrack Holdings Inc.	355,157	7,128
*	MicroStrategy Inc. Class A	80,934	6,917
*	DG FastChannel Inc.	237,214	6,851
*	Aspen Technology Inc.	531,381	6,749
*	Novell Inc.	1,134,329	6,715
*	Radiant Systems Inc.	338,857	6,631
*	Ancestry.com Inc.	233,521	6,613
*	Applied Micro Circuits Corp.	616,767	6,587
*	Sourcefire Inc.	244,339	6,336
*,^	Sonic Solutions Inc.	421,152	6,317
*	Netscout Systems Inc.	271,821	6,255
*	Manhattan Associates Inc.	204,707	6,252
*	Synchronoss Technologies Inc.	232,340	6,206
*	Standard Microsystems Corp.	209,489	6,040
*	Oclaro Inc.	458,935	6,035
*	CSG Systems International Inc.	315,837	5,982
*	Stratasys Inc.	181,082	5,911
*	Intermec Inc.	458,844	5,809
*	Volterra Semiconductor Corp.	249,169	5,771
*	LogMeIn Inc.	129,728	5,752
*	TeleTech Holdings Inc.	278,993	5,744
*	Compellent Technologies Inc.	206,529	5,698
	Pegasystems Inc.	154,935	5,675
*	Tyler Technologies Inc.	273,222	5,672
*	OSI Systems Inc.	153,695	5,588
*	Ixia	333,030	5,588
	iGate Corp.	283,370	5,585
*	Cardtronics Inc.	311,782	5,519

42

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	SolarWinds Inc.	286,367	5,513
	Heartland Payment Systems Inc.	353,155	5,446
*,^	STEC Inc.	306,168	5,404
*	Monolithic Power Systems Inc.	322,174	5,322
*	RightNow Technologies Inc.	222,845	5,275
	Micrel Inc.	404,619	5,256
	Daktronics Inc.	325,123	5,176
*	Omnivision Technologies Inc.	174,763	5,175
	Forrester Research Inc.	146,420	5,167
	Cognex Corp.	174,702	5,140
*	Terremark Worldwide Inc.	396,094	5,129
*	Sonus Networks Inc.	1,912,419	5,106
^	VirnetX Holding Corp.	330,044	4,901
*	Integrated Device Technology Inc.	734,674	4,893
	NIC Inc.	501,150	4,866
*	BroadSoft Inc.	199,532	4,765
*	Vocus Inc.	171,107	4,733
*	FARO Technologies Inc.	142,186	4,669
*	Verint Systems Inc.	142,618	4,521
*	comScore Inc.	202,158	4,510
*	Smith Micro Software Inc.	286,031	4,502
*	NetSuite Inc.	177,236	4,431
*,^	QuinStreet Inc.	229,837	4,415
*,^	SunPower Corp. Class A	335,501	4,304
*	Dice Holdings Inc.	299,600	4,299
*	Ultratech Inc.	212,632	4,227
*	Anadigics Inc.	605,712	4,198
*	Maxwell Technologies Inc.	220,810	4,171
	EPIQ Systems Inc.	300,805	4,130
*	Mercury Computer Systems Inc.	224,590	4,128
*	Ceva Inc.	197,011	4,039
*	Websense Inc.	196,649	3,982
*	Kenexa Corp.	178,426	3,888
*	Sycamore Networks Inc.	184,587	3,801
*	ATMI Inc.	189,751	3,784
*	Oplink Communications Inc.	194,671	3,596
*,^	Rubicon Technology Inc.	169,966	3,583
	Opnet Technologies Inc.	129,220	3,459
*	Silicon Image Inc.	462,786	3,401
*	S1 Corp.	492,405	3,398
*	TNS Inc.	157,686	3,280
*	Interactive Intelligence Inc.	121,548	3,180
*	SunPower Corp. Class B	252,842	3,138
*,^	Powerwave Technologies Inc.	1,229,992	3,124
*	DemandTec Inc.	278,088	3,014
*	Echelon Corp.	287,732	2,932
*	ExlService Holdings Inc.	135,227	2,905
*	LoopNet Inc.	253,076	2,812
*	Novatel Wireless Inc.	292,924	2,797
*	Super Micro Computer Inc.	237,594	2,742
*	SS&C Technologies Holdings Inc.	133,260	2,733
*	Knot Inc.	267,767	2,646
*	Limelight Networks Inc.	455,046	2,644
	Cass Information Systems Inc.	69,672	2,643
*,^	Calix Inc.	155,634	2,630
*	Internap Network Services Corp.	432,343	2,629
*	Kopin Corp.	617,688	2,570
*	Pericom Semiconductor Corp.	230,802	2,534
*	IXYS Corp.	217,865	2,532
*	Multi-Fineline Electronix Inc.	92,239	2,443
*	Digi International Inc.	219,732	2,439
*	Monotype Imaging Holdings Inc.	211,063	2,343
*	Lattice Semiconductor Corp.	378,587	2,294
*	VASCO Data Security International Inc.	279,393	2,271

43

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Seachange International Inc.	261,492	2,236
*	RealNetworks Inc.	531,358	2,232
*	Actuate Corp.	390,611	2,226
*,^	Rosetta Stone Inc.	104,824	2,224
*	Virtusa Corp.	134,470	2,200
*	Net 1 UEPS Technologies Inc.	178,607	2,190
*	Avid Technology Inc.	123,532	2,157
*	Cray Inc.	299,557	2,142
*	Bottomline Technologies Inc.	96,901	2,104
*	PROS Holdings Inc.	181,493	2,067
*	TeleCommunication Systems Inc. Class A	435,388	2,033
*	Fabrinet	93,832	2,017
*	Rogers Corp.	51,310	1,963
*	Pulse Electronics Corp.	364,877	1,941
*	Liquidity Services Inc.	136,935	1,924
*	Move Inc.	724,531	1,862
*	Perficient Inc.	132,157	1,652
*	ShoreTel Inc.	208,656	1,630
*	NCI Inc. Class A	70,471	1,620
*	Integral Systems Inc.	162,934	1,615
*	Global Cash Access Holdings Inc.	494,508	1,577
*	Comverge Inc.	222,540	1,538
*,^	China Information Technology Inc.	288,284	1,502
*	Advanced Analogic Technologies Inc.	370,311	1,485
*	Electro Scientific Industries Inc.	90,895	1,457
*	Zoran Corp.	161,262	1,419
*	EMS Technologies Inc.	70,996	1,404
*	FormFactor Inc.	154,666	1,373
*	Anaren Inc.	64,571	1,346
	Stamps.com Inc.	99,228	1,315
*	Conexant Systems Inc.	749,919	1,222
*,^	Echo Global Logistics Inc.	100,819	1,214
*	Sigma Designs Inc.	85,634	1,213
*	China Security & Surveillance Technology Inc.	224,155	1,195
*	BigBand Networks Inc.	412,389	1,155
*	Meru Networks Inc.	73,564	1,134
*	Deltek Inc.	155,977	1,132
*,^	Energy Conversion Devices Inc.	224,460	1,032
*	Extreme Networks	278,183	860
*	Exar Corp.	121,423	848
*	MaxLinear Inc.	68,384	736
	Renaissance Learning Inc.	47,425	561
*	China TransInfo Technology Corp.	45,718	216
*	Equinix Inc.	1	—
			2,054,363
Materials (5.1%)
*	Hecla Mining Co.	2,374,092	26,732
*	Solutia Inc.	1,130,879	26,101
*	WR Grace & Co.	674,793	23,705
*	Allied Nevada Gold Corp.	739,091	19,446
*	Stillwater Mining Co.	848,977	18,126
*	Intrepid Potash Inc.	417,814	15,580
*	Rockwood Holdings Inc.	388,159	15,185
	Schnitzer Steel Industries Inc.	213,468	14,172
	NewMarket Corp.	113,433	13,994
	Royal Gold Inc.	236,395	12,914
*	Ferro Corp.	798,602	11,692
	Schweitzer-Mauduit International Inc.	170,301	10,715
	Globe Specialty Metals Inc.	585,736	10,010
	Rock-Tenn Co. Class A	171,457	9,250
	Balchem Corp.	262,664	8,881
	Silgan Holdings Inc.	232,918	8,341
*	Clearwater Paper Corp.	106,401	8,331
*	Calgon Carbon Corp.	520,754	7,874

44

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	RTI International Metals Inc.	278,942	7,526
*	Brush Engineered Materials Inc.	188,540	7,285
	Temple-Inland Inc.	331,985	7,051
*	PolyOne Corp.	560,466	7,000
*	US Gold Corp.	863,426	6,968
*	Kraton Performance Polymers Inc.	202,350	6,263
	AK Steel Holding Corp.	356,647	5,838
*	Horsehead Holding Corp.	401,997	5,242
*	KapStone Paper and Packaging Corp.	319,518	4,889
*,^	STR Holdings Inc.	230,074	4,601
*	Innospec Inc.	220,714	4,503
	Zep Inc.	201,162	3,999
	Buckeye Technologies Inc.	181,650	3,816
*	LSB Industries Inc.	156,253	3,791
*	General Moly Inc.	571,973	3,706
	Worthington Industries Inc.	198,497	3,652
*	Zoltek Cos. Inc.	270,965	3,130
	Deltic Timber Corp.	52,057	2,933
*	Capital Gold Corp.	567,302	2,876
	Stepan Co.	37,247	2,841
	Boise Inc.	357,400	2,834
*	Georgia Gulf Corp.	110,136	2,650
*	Golden Minerals Co.	98,656	2,634
	Haynes International Inc.	56,193	2,351
*	Graham Packaging Co. Inc.	173,814	2,267
*,^	Gulf Resources Inc.	192,621	2,059
*,^	Yongye International Inc.	232,157	1,950
*	Metals USA Holdings Corp.	120,054	1,830
	PH Glatfelter Co.	148,864	1,827
*	Spartech Corp.	186,239	1,743
*	Graphic Packaging Holding Co.	398,093	1,549
*	TPC Group Inc.	48,588	1,473
*	Landec Corp.	233,675	1,397
	Hawkins Inc.	28,496	1,265
*,^	China Agritech Inc.	86,255	1,058
*	United States Lime & Minerals Inc.	20,863	879
			388,725
Telecommunication Services (1.3%)
*	tw telecom inc Class A	1,335,040	22,762
*	Level 3 Communications Inc.	10,032,376	9,832
	AboveNet Inc.	139,947	8,181
*	Leap Wireless International Inc.	580,557	7,118
*	Cogent Communications Group Inc.	425,001	6,010
	Alaska Communications Systems Group Inc.	413,729	4,592
*	PAETEC Holding Corp.	1,210,454	4,527
*	Neutral Tandem Inc.	290,689	4,198
*	Global Crossing Ltd.	307,917	3,978
	Shenandoah Telecommunications Co.	209,196	3,918
*	Hughes Communications Inc.	91,186	3,688
*	General Communication Inc. Class A	288,845	3,657
	USA Mobility Inc.	205,085	3,644
*	Cbeyond Inc.	228,314	3,489
*	Vonage Holdings Corp.	1,079,740	2,419
*	ICO Global Communications Holdings Ltd.	1,482,079	2,223
*	Premiere Global Services Inc.	298,895	2,032
	Atlantic Tele-Network Inc.	46,190	1,771
*	Iridium Communications Inc.	125,134	1,032
			99,071
Utilities (0.6%)
	ITC Holdings Corp.	466,274	28,900
*	GenOn Energy Inc.	2,485,850	9,471
	Ormat Technologies Inc.	189,605	5,608

45

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2010

					Market
					Value
				Shares	($000)
*	Dynegy Inc. Class A			332,527	1,869
					45,848
Total Common Stocks (Cost $5,747,415)					7,559,133

		Coupon
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.8%)
2,3	Vanguard Market Liquidity Fund	0.211%		215,745,043	215,745

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount Notes	0.200%	2/14/11	3,000	2,999
4,5	Fannie Mae Discount Notes	0.340%	3/1/11	200	200
					3,199
Total Temporary Cash Investments (Cost $218,944)					218,944
Total Investments (102.4%) (Cost $5,966,359)					7,778,077
Other Assets and Liabilities—Net (-2.4%)[3]					(179,726)
Net Assets (100%)					7,598,351

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $141,716,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $152,792,000 of collateral received for securities on loan.
4 Securities with a value of $2,399,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (11.1%)
Williams-Sonoma Inc.	862,459	30,781
Tupperware Brands Corp.	559,079	26,651
Jarden Corp.	811,672	25,056
RadioShack Corp.	1,111,200	20,546
Rent-A-Center Inc.	584,858	18,879
Service Corp. International	2,187,711	18,049
Dillard's Inc. Class A	417,529	15,841
* Career Education Corp.	719,494	14,915
* Jo-Ann Stores Inc.	229,698	13,832
Wolverine World Wide Inc.	431,918	13,770
* Collective Brands Inc.	574,437	12,121
Jones Group Inc.	771,164	11,984
Cooper Tire & Rubber Co.	489,609	11,545
Hillenbrand Inc.	551,343	11,473
Cracker Barrel Old Country Store Inc.	208,591	11,425
Six Flags Entertainment Corp.	206,335	11,225
Meredith Corp.	321,700	11,147
Men's Wearhouse Inc.	442,723	11,059
Cinemark Holdings Inc.	602,583	10,389
* Jack in the Box Inc.	487,801	10,307
MDC Holdings Inc.	333,792	9,603
* Dress Barn Inc.	361,513	9,551
KB Home	701,534	9,464
* Timberland Co. Class A	367,814	9,045
Bob Evans Farms Inc.	270,419	8,913
Regal Entertainment Group Class A	751,374	8,821
Group 1 Automotive Inc.	211,031	8,813
Regis Corp.	509,540	8,458
* Genesco Inc.	214,148	8,028
Finish Line Inc. Class A	462,673	7,953
* Cabela's Inc.	360,388	7,838
* Carter's Inc.	263,149	7,766
* Helen of Troy Ltd.	257,988	7,673
* Pinnacle Entertainment Inc.	540,600	7,579
* Hanesbrands Inc.	296,351	7,527
* New York Times Co. Class A	751,317	7,363
Brunswick Corp.	392,323	7,352
American Greetings Corp. Class A	328,408	7,278
^ Scholastic Corp.	245,125	7,241
* AnnTaylor Stores Corp.	261,285	7,157
* Valassis Communications Inc.	217,749	7,044
* Ruby Tuesday Inc.	516,234	6,742
Cato Corp. Class A	245,471	6,728
* Vail Resorts Inc.	128,525	6,688
* OfficeMax Inc.	376,305	6,661
Ryland Group Inc.	390,512	6,650
* Office Depot Inc.	1,221,580	6,597
* Saks Inc.	605,450	6,478
* Skechers U.S.A. Inc. Class A	320,217	6,404
Columbia Sportswear Co.	104,764	6,317
Buckle Inc.	161,477	6,099
* Quiksilver Inc.	1,174,002	5,952
Stage Stores Inc.	338,418	5,868
* Belo Corp. Class A	813,473	5,759
* Meritage Homes Corp.	255,599	5,674
Brown Shoe Co. Inc.	384,262	5,353
* Boyd Gaming Corp.	496,170	5,259
Stewart Enterprises Inc. Class A	753,667	5,042
^ Barnes & Noble Inc.	344,995	4,882
Churchill Downs Inc.	109,143	4,737
* Ascent Media Corp. Class A	119,997	4,651

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Penske Automotive Group Inc.	264,864	4,614
	Fred's Inc. Class A	331,505	4,562
*,^	Education Management Corp.	247,517	4,480
*	99 Cents Only Stores	280,772	4,476
*	Jakks Pacific Inc.	244,540	4,456
*	Standard Pacific Corp.	946,901	4,356
	Harte-Hanks Inc.	337,603	4,311
	Sonic Automotive Inc. Class A	323,753	4,287
*	Dorman Products Inc.	118,245	4,285
	Superior Industries International Inc.	200,964	4,264
*	RC2 Corp.	191,444	4,168
*	La-Z-Boy Inc.	458,891	4,139
*,^	Corinthian Colleges Inc.	779,806	4,063
	Drew Industries Inc.	175,254	3,982
*	Winnebago Industries Inc.	257,762	3,918
*	Charming Shoppes Inc.	1,022,196	3,629
*,^	Beazer Homes USA Inc.	670,011	3,611
	Ameristar Casinos Inc.	231,050	3,611
	Choice Hotels International Inc.	92,293	3,532
*	Federal-Mogul Corp.	170,618	3,523
*	DSW Inc. Class A	85,153	3,330
	International Speedway Corp. Class A	122,288	3,200
	Oxford Industries Inc.	124,326	3,184
	World Wrestling Entertainment Inc. Class A	215,987	3,076
*	Core-Mark Holding Co. Inc.	85,934	3,058
*	Liz Claiborne Inc.	417,672	2,991
	Callaway Golf Co.	370,549	2,990
*	Talbots Inc.	341,721	2,911
*	ChinaCast Education Corp.	374,589	2,907
*	Biglari Holdings Inc.	7,043	2,889
*	EW Scripps Co. Class A	282,318	2,866
*	Red Robin Gourmet Burgers Inc.	131,898	2,832
	Big 5 Sporting Goods Corp.	184,169	2,812
	Lincoln Educational Services Corp.	166,869	2,588
*	Movado Group Inc.	160,272	2,587
*	American Axle & Manufacturing Holdings Inc.	199,753	2,569
*	M/I Homes Inc.	164,313	2,527
	HOT Topic Inc.	394,654	2,474
	Marcus Corp.	184,474	2,448
	Nutrisystem Inc.	107,370	2,258
*	Unifi Inc.	133,135	2,254
*	Shoe Carnival Inc.	81,634	2,204
	Stein Mart Inc.	231,250	2,139
*	Modine Manufacturing Co.	137,187	2,126
*	Domino's Pizza Inc.	128,370	2,048
	Speedway Motorsports Inc.	130,537	2,000
	Christopher & Banks Corp.	317,190	1,951
	Haverty Furniture Cos. Inc.	147,942	1,920
*	Journal Communications Inc. Class A	379,699	1,917
^	PetMed Express Inc.	101,312	1,804
*	Furniture Brands International Inc.	337,378	1,734
*	Asbury Automotive Group Inc.	91,443	1,690
	Spartan Motors Inc.	276,447	1,684
	Weyco Group Inc.	65,040	1,593
*	Pacific Sunwear of California Inc.	291,978	1,583
*	LIN TV Corp. Class A	277,746	1,472
	CSS Industries Inc.	68,365	1,409
*	Systemax Inc.	98,345	1,387
*	Retail Ventures Inc.	76,699	1,250
	Sinclair Broadcast Group Inc. Class A	146,667	1,200
*	America's Car-Mart Inc.	43,067	1,166
*	Monarch Casino & Resort Inc.	86,665	1,083
*	K-Swiss Inc. Class A	85,092	1,061
*,^	Brookfield Homes Corp.	105,818	995

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Ambassadors Group Inc.	80,626	927
	Sturm Ruger & Co. Inc.	60,174	920
*	Leapfrog Enterprises Inc.	158,377	879
*	Kenneth Cole Productions Inc. Class A	56,422	705
*	Smith & Wesson Holding Corp.	187,888	703
*	China XD Plastics Co. Ltd.	118,511	638
*,^	Fuqi International Inc.	96,414	615
*	Sealy Corp.	152,761	446
*	Wonder Auto Technology Inc.	58,260	439
*	New York & Co. Inc.	84,094	372
*	Lions Gate Entertainment Corp.	37,339	243
			785,324
Consumer Staples (3.8%)
	Del Monte Foods Co.	1,723,847	32,408
	Corn Products International Inc.	666,784	30,672
	Nu Skin Enterprises Inc. Class A	494,961	14,977
*	Central European Distribution Corp.	594,334	13,610
	Ruddick Corp.	367,654	13,544
*	TreeHouse Foods Inc.	203,632	10,404
*	Hain Celestial Group Inc.	379,017	10,256
	Lancaster Colony Corp.	174,023	9,954
	Fresh Del Monte Produce Inc.	379,871	9,478
	Universal Corp.	213,774	8,701
*	BJ's Wholesale Club Inc.	166,749	7,987
	Sanderson Farms Inc.	191,240	7,487
	Vector Group Ltd.	364,933	6,321
	B&G Foods Inc. Class A	421,676	5,790
	WD-40 Co.	140,010	5,640
	Andersons Inc.	154,703	5,623
*	Chiquita Brands International Inc.	397,507	5,573
	Snyders-Lance Inc.	229,779	5,386
*	Prestige Brands Holdings Inc.	420,814	5,029
*	Elizabeth Arden Inc.	208,787	4,804
*,^	Dole Food Co. Inc.	351,483	4,749
	Nash Finch Co.	109,001	4,634
	Weis Markets Inc.	107,102	4,319
*	Pantry Inc.	201,195	3,996
^	Cal-Maine Foods Inc.	123,376	3,896
*	Central Garden and Pet Co. Class A	378,786	3,742
*	Winn-Dixie Stores Inc.	489,892	3,513
	Spartan Stores Inc.	200,304	3,395
	Tootsie Roll Industries Inc.	115,545	3,347
	Inter Parfums Inc.	135,181	2,548
	Ingles Markets Inc. Class A	113,889	2,187
*	Pilgrim's Pride Corp.	308,235	2,185
	Village Super Market Inc. Class A	49,661	1,639
	Calavo Growers Inc.	62,983	1,452
*	Central Garden and Pet Co.	140,981	1,387
*,^	American Oriental Bioengineering Inc.	553,988	1,330
*	Alliance One International Inc.	265,524	1,126
*	Revlon Inc. Class A	108,982	1,072
	Farmer Bros Co.	42,296	753
	Coca-Cola Bottling Co. Consolidated	13,362	743
*,^	China-Biotics Inc.	50,094	736
*	Susser Holdings Corp.	38,694	536
			266,929
Energy (4.9%)
	Berry Petroleum Co. Class A	431,146	18,841
*	Oil States International Inc.	289,641	18,563
	SEACOR Holdings Inc.	178,643	18,059
	Frontier Oil Corp.	935,627	16,851
*	Unit Corp.	360,431	16,753
*	Swift Energy Co.	368,624	14,432
*	Bristow Group Inc.	304,209	14,404

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Bill Barrett Corp.	345,974	14,230
*	Cloud Peak Energy Inc.	505,386	11,740
	SM Energy Co.	195,921	11,546
	Lufkin Industries Inc.	172,762	10,779
*	Helix Energy Solutions Group Inc.	886,881	10,767
	World Fuel Services Corp.	283,936	10,267
	Overseas Shipholding Group Inc.	255,857	9,062
*	Stone Energy Corp.	386,865	8,623
*	SandRidge Energy Inc.	1,129,784	8,270
*	International Coal Group Inc.	996,890	7,716
	Penn Virginia Corp.	403,013	6,779
*	Atwood Oceanics Inc.	179,667	6,714
*	Gulfmark Offshore Inc.	208,834	6,349
*	James River Coal Co.	245,973	6,230
*	USEC Inc.	1,011,029	6,086
*	Enbridge Energy Management LLC	86,249	5,507
	W&T Offshore Inc.	297,366	5,314
*	Newpark Resources Inc.	795,784	4,902
*	Cal Dive International Inc.	834,045	4,729
*	Parker Drilling Co.	1,034,355	4,727
*	CVR Energy Inc.	297,902	4,522
*	Energy Partners Ltd.	301,624	4,482
*	Hornbeck Offshore Services Inc.	210,500	4,395
*	ION Geophysical Corp.	505,783	4,289
*	Petroleum Development Corp.	101,231	4,273
*	Petroquest Energy Inc.	503,549	3,792
*	Vaalco Energy Inc.	499,547	3,577
	Gulf Island Fabrication Inc.	120,376	3,392
	Crosstex Energy Inc.	373,443	3,309
*	Approach Resources Inc.	133,909	3,093
*	T-3 Energy Services Inc.	76,603	3,051
	General Maritime Corp.	787,037	2,558
*	Willbros Group Inc.	234,091	2,299
*	Global Industries Ltd.	320,947	2,224
*	PHI Inc.	110,641	2,084
*	Hercules Offshore Inc.	507,023	1,754
*	Western Refining Inc.	165,009	1,746
*	Harvest Natural Resources Inc.	141,878	1,727
*	Basic Energy Services Inc.	100,399	1,655
*	Pioneer Drilling Co.	167,344	1,474
*	Delta Petroleum Corp.	1,612,611	1,226
*	Oilsands Quest Inc.	2,810,767	1,181
	Delek US Holdings Inc.	121,689	886
	Alon USA Energy Inc.	96,855	579
*,^	China Integrated Energy Inc.	37,039	271
			342,079
Financials (35.1%)
	Camden Property Trust	593,366	32,030
	Essex Property Trust Inc.	268,714	30,693
	Ares Capital Corp.	1,794,740	29,577
*	Popular Inc.	9,061,279	28,452
	Senior Housing Properties Trust	1,240,274	27,212
	Arthur J Gallagher & Co.	932,068	27,105
	Waddell & Reed Financial Inc. Class A	757,123	26,719
	Developers Diversified Realty Corp.	1,883,780	26,542
	First Niagara Financial Group Inc.	1,852,343	25,896
	BRE Properties Inc.	567,341	24,679
	Mack-Cali Realty Corp.	703,612	23,261
*	American Capital Ltd.	3,043,932	23,012
	Allied World Assurance Co. Holdings Ltd.	368,207	21,886
	BioMed Realty Trust Inc.	1,139,433	21,250
	Corporate Office Properties Trust	584,166	20,417
	CBL & Associates Properties Inc.	1,162,556	20,345
	MFA Financial Inc.	2,489,514	20,314

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Protective Life Corp.	759,143	20,224
Highwoods Properties Inc.	634,759	20,217
Bank of Hawaii Corp.	427,792	20,196
National Retail Properties Inc.	739,001	19,584
Aspen Insurance Holdings Ltd.	679,723	19,454
Valley National Bancorp	1,356,600	19,399
FirstMerit Corp.	964,114	19,080
Endurance Specialty Holdings Ltd.	413,937	19,070
Entertainment Properties Trust	412,141	19,062
Apollo Investment Corp.	1,718,091	19,019
Omega Healthcare Investors Inc.	840,013	18,850
StanCorp Financial Group Inc.	414,216	18,698
Hanover Insurance Group Inc.	398,119	18,600
Mid-America Apartment Communities Inc.	290,705	18,457
Home Properties Inc.	332,356	18,442
Tanger Factory Outlet Centers	358,690	18,361
American Campus Communities Inc.	575,597	18,281
Fulton Financial Corp.	1,762,063	18,220
Alterra Capital Holdings Ltd.	841,304	18,206
Erie Indemnity Co. Class A	269,461	17,642
Synovus Financial Corp.	6,603,174	17,432
Apartment Investment & Management Co.	674,314	17,424
Washington Real Estate Investment Trust	553,818	17,163
Kilroy Realty Corp.	464,026	16,923
Washington Federal Inc.	996,976	16,869
TCF Financial Corp.	1,135,822	16,822
* Alleghany Corp.	54,813	16,793
DiamondRock Hospitality Co.	1,370,187	16,442
Platinum Underwriters Holdings Ltd.	364,314	16,383
LaSalle Hotel Properties	618,660	16,333
American Capital Agency Corp.	567,456	16,309
CommonWealth REIT	638,316	16,283
CapitalSource Inc.	2,289,761	16,257
Douglas Emmett Inc.	977,878	16,233
* ProAssurance Corp.	267,518	16,212
Post Properties Inc.	431,619	15,668
Prosperity Bancshares Inc.	392,179	15,405
Westamerica Bancorporation	258,376	14,332
* CNO Financial Group Inc.	2,111,490	14,316
Iberiabank Corp.	238,191	14,084
Brandywine Realty Trust	1,168,669	13,615
Trustmark Corp.	537,349	13,348
Starwood Property Trust Inc.	607,551	13,050
Webster Financial Corp.	656,449	12,932
NewAlliance Bancshares Inc.	837,246	12,542
Delphi Financial Group Inc.	430,120	12,405
First American Financial Corp.	829,770	12,397
Montpelier Re Holdings Ltd.	619,959	12,362
Umpqua Holdings Corp.	1,013,910	12,349
Whitney Holding Corp.	855,531	12,106
Hatteras Financial Corp.	399,355	12,088
Healthcare Realty Trust Inc.	563,413	11,927
UMB Financial Corp.	286,657	11,873
Northwest Bancshares Inc.	980,769	11,534
Potlatch Corp.	353,991	11,522
* PHH Corp.	491,270	11,373
Susquehanna Bancshares Inc.	1,148,363	11,116
* MBIA Inc.	922,695	11,063
Cathay General Bancorp	660,415	11,029
* Knight Capital Group Inc. Class A	795,566	10,971
Astoria Financial Corp.	779,913	10,849
Colonial Properties Trust	599,145	10,815
Unitrin Inc.	438,609	10,763
^ United Bankshares Inc.	366,502	10,702

51

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Medical Properties Trust Inc.	985,152	10,669
BancorpSouth Inc.	665,185	10,610
* MGIC Investment Corp.	1,038,170	10,579
* MF Global Holdings Ltd.	1,244,666	10,405
Argo Group International Holdings Ltd.	275,092	10,302
EastGroup Properties Inc.	238,746	10,104
Wintrust Financial Corp.	304,247	10,049
Symetra Financial Corp.	732,335	10,033
FNB Corp.	1,014,043	9,958
National Health Investors Inc.	220,445	9,924
Redwood Trust Inc.	655,861	9,792
International Bancshares Corp.	480,705	9,629
Glacier Bancorp Inc.	636,634	9,620
Cash America International Inc.	260,175	9,608
Radian Group Inc.	1,177,056	9,499
First Financial Bancorp	513,975	9,498
Invesco Mortgage Capital Inc.	429,802	9,387
Tower Group Inc.	362,692	9,278
Old National Bancorp	771,728	9,176
Lexington Realty Trust	1,152,671	9,164
Hancock Holding Co.	261,163	9,104
Franklin Street Properties Corp.	634,854	9,047
Sovran Self Storage Inc.	244,229	8,990
National Penn Bancshares Inc.	1,116,400	8,965
First Citizens BancShares Inc. Class A	46,640	8,817
Hersha Hospitality Trust Class A	1,308,646	8,637
Selective Insurance Group Inc.	472,888	8,583
Equity One Inc.	453,520	8,245
Community Bank System Inc.	293,582	8,153
MB Financial Inc.	453,807	7,860
Capstead Mortgage Corp.	620,873	7,817
RLI Corp.	148,170	7,789
PrivateBancorp Inc. Class A	537,274	7,726
First Financial Bankshares Inc.	147,584	7,553
First Midwest Bancorp Inc.	655,595	7,552
Park National Corp.	101,639	7,386
NBT Bancorp Inc.	305,300	7,373
Columbia Banking System Inc.	348,122	7,331
Anworth Mortgage Asset Corp.	1,044,254	7,310
Provident Financial Services Inc.	480,917	7,276
Prospect Capital Corp.	670,476	7,241
First Potomac Realty Trust	428,802	7,212
American National Insurance Co.	83,352	7,137
Government Properties Income Trust	260,647	6,983
Infinity Property & Casualty Corp.	111,935	6,918
Solar Capital Ltd.	278,897	6,911
Cousins Properties Inc.	817,907	6,821
Pennsylvania Real Estate Investment Trust	465,201	6,759
BlackRock Kelso Capital Corp.	600,254	6,639
Cypress Sharpridge Investments Inc.	511,026	6,597
CVB Financial Corp.	753,892	6,536
Acadia Realty Trust	355,359	6,482
* iStar Financial Inc.	827,036	6,467
* Kindred Healthcare Inc.	349,499	6,420
First Commonwealth Financial Corp.	906,341	6,417
Nelnet Inc. Class A	269,161	6,376
Employers Holdings Inc.	363,450	6,353
* Ocwen Financial Corp.	665,314	6,347
* Forest City Enterprises Inc. Class A	378,197	6,312
Horace Mann Educators Corp.	348,794	6,292
Primerica Inc.	257,519	6,245
Getty Realty Corp.	198,765	6,217
* Investment Technology Group Inc.	378,251	6,192
American Equity Investment Life Holding Co.	492,372	6,179

52

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Investors Real Estate Trust	687,690	6,169
Glimcher Realty Trust	734,280	6,168
Compass Diversified Holdings	347,478	6,147
* Piper Jaffray Cos.	175,365	6,140
Oritani Financial Corp.	497,567	6,090
* FelCor Lodging Trust Inc.	859,246	6,049
Sterling Bancshares Inc.	857,264	6,018
Inland Real Estate Corp.	681,920	6,001
* Navigators Group Inc.	119,053	5,994
Fifth Street Finance Corp.	482,721	5,860
LTC Properties Inc.	205,500	5,770
* Enstar Group Ltd.	67,593	5,717
PacWest Bancorp	265,841	5,684
Brookline Bancorp Inc.	522,616	5,670
Oriental Financial Group Inc.	436,341	5,450
Associated Estates Realty Corp.	355,642	5,438
* Sunstone Hotel Investors Inc.	522,392	5,396
Chemical Financial Corp.	242,806	5,378
Safety Insurance Group Inc.	112,957	5,373
S&T Bancorp Inc.	233,989	5,286
Flagstone Reinsurance Holdings SA	414,312	5,220
Bank of the Ozarks Inc.	120,005	5,202
* National Financial Partners Corp.	377,495	5,058
MarketAxess Holdings Inc.	242,078	5,038
City Holding Co.	137,979	4,999
DCT Industrial Trust Inc.	935,446	4,967
Independent Bank Corp.	178,315	4,823
* World Acceptance Corp.	90,075	4,756
Meadowbrook Insurance Group Inc.	450,265	4,615
* Strategic Hotels & Resorts Inc.	870,570	4,605
* PMI Group Inc.	1,355,516	4,473
* Western Alliance Bancorp	605,214	4,454
* First Industrial Realty Trust Inc.	508,095	4,451
Home Bancshares Inc.	201,308	4,435
United Fire & Casualty Co.	197,976	4,419
Trustco Bank Corp. NY	681,133	4,318
BGC Partners Inc. Class A	517,534	4,301
Amtrust Financial Services Inc.	236,910	4,146
Artio Global Investors Inc. Class A	279,772	4,127
Walter Investment Management Corp.	227,942	4,089
WesBanco Inc.	211,840	4,017
* Ashford Hospitality Trust Inc.	415,428	4,009
Harleysville Group Inc.	108,172	3,974
Ramco-Gershenson Properties Trust	319,107	3,973
Boston Private Financial Holdings Inc.	605,797	3,968
Education Realty Trust Inc.	508,758	3,953
Sandy Spring Bancorp Inc.	212,482	3,916
Hercules Technology Growth Capital Inc.	374,290	3,878
Dime Community Bancshares Inc.	259,908	3,792
Saul Centers Inc.	79,513	3,765
Universal Health Realty Income Trust	103,059	3,765
FBL Financial Group Inc. Class A	131,104	3,759
* CNA Surety Corp.	156,855	3,714
SCBT Financial Corp.	113,078	3,703
Simmons First National Corp. Class A	129,645	3,695
Flushing Financial Corp.	262,709	3,678
Maiden Holdings Ltd.	466,767	3,669
Renasant Corp.	210,593	3,561
National Western Life Insurance Co. Class A	21,218	3,537
Wilmington Trust Corp.	810,449	3,517
ViewPoint Financial Group	293,209	3,428
Parkway Properties Inc.	193,816	3,396
^ TowneBank	212,485	3,376
Two Harbors Investment Corp.	341,510	3,343

53

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Community Trust Bancorp Inc.	114,625	3,320
Cedar Shopping Centers Inc.	523,689	3,294
First Financial Corp.	92,758	3,260
NorthStar Realty Finance Corp.	685,188	3,255
Provident New York Bancorp	307,684	3,228
* FPIC Insurance Group Inc.	83,855	3,099
Hudson Valley Holding Corp.	124,884	3,092
OneBeacon Insurance Group Ltd. Class A	202,566	3,071
GFI Group Inc.	649,174	3,045
Kite Realty Group Trust	562,259	3,042
Tompkins Financial Corp.	76,667	3,002
MVC Capital Inc.	204,290	2,983
* Forestar Group Inc.	152,994	2,953
CapLease Inc.	506,279	2,947
StellarOne Corp.	202,637	2,946
KBW Inc.	104,678	2,923
Lakeland Financial Corp.	135,615	2,910
* AMERISAFE Inc.	165,777	2,901
Chesapeake Lodging Trust	153,167	2,881
Cohen & Steers Inc.	110,324	2,879
* Pico Holdings Inc.	90,188	2,868
SY Bancorp Inc.	115,230	2,829
Bancfirst Corp.	68,303	2,813
WSFS Financial Corp.	59,062	2,802
Capital Southwest Corp.	26,793	2,781
Urstadt Biddle Properties Inc. Class A	142,781	2,777
Berkshire Hills Bancorp Inc.	124,108	2,743
Pennymac Mortgage Investment Trust	148,847	2,702
Winthrop Realty Trust	209,734	2,683
Univest Corp. of Pennsylvania	139,673	2,678
Southside Bancshares Inc.	126,155	2,658
Washington Trust Bancorp Inc.	121,184	2,652
* Global Indemnity plc	129,335	2,645
* Phoenix Cos. Inc.	1,032,204	2,622
1st Source Corp.	128,896	2,609
Arrow Financial Corp.	94,775	2,607
Colony Financial Inc.	130,021	2,603
First Busey Corp.	531,197	2,497
Calamos Asset Management Inc. Class A	176,123	2,466
State Auto Financial Corp.	141,395	2,463
* Hilltop Holdings Inc.	245,086	2,431
Union First Market Bankshares Corp.	160,388	2,371
Sterling Bancorp	225,530	2,361
Camden National Corp.	64,793	2,347
Oppenheimer Holdings Inc. Class A	88,300	2,314
Northfield Bancorp Inc.	172,988	2,304
* Flagstar Bancorp Inc.	1,408,753	2,296
First Mercury Financial Corp.	133,836	2,195
Advance America Cash Advance Centers Inc.	385,455	2,174
* Citizens Republic Bancorp Inc.	3,522,193	2,166
Territorial Bancorp Inc.	108,793	2,166
Westfield Financial Inc.	234,122	2,166
Republic Bancorp Inc. Class A	91,084	2,163
First Community Bancshares Inc.	142,535	2,129
Suffolk Bancorp	85,507	2,110
Lakeland Bancorp Inc.	190,950	2,095
Hudson Pacific Properties Inc.	137,570	2,070
First Bancorp	133,666	2,046
* Nara Bancorp Inc.	207,440	2,037
Southwest Bancorp Inc.	163,081	2,022
First Merchants Corp.	226,204	2,004
First Interstate Bancsystem Inc.	130,954	1,996
United Financial Bancorp Inc.	129,930	1,984
Trico Bancshares	119,287	1,927

54

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Pinnacle Financial Partners Inc.	140,560	1,909
Evercore Partners Inc. Class A	55,815	1,898
* FBR Capital Markets Corp.	493,618	1,886
Bank Mutual Corp.	386,395	1,847
* eHealth Inc.	128,461	1,823
Presidential Life Corp.	183,267	1,820
Abington Bancorp Inc.	151,860	1,812
SeaBright Holdings Inc.	194,910	1,797
Sun Communities Inc.	53,930	1,796
CoBiz Financial Inc.	292,956	1,781
Heartland Financial USA Inc.	101,395	1,770
Stewart Information Services Corp.	153,264	1,767
MainSource Financial Group Inc.	169,313	1,763
NGP Capital Resources Co.	191,412	1,761
First Financial Holdings Inc.	146,186	1,683
Great Southern Bancorp Inc.	71,191	1,679
Baldwin & Lyons Inc.	69,909	1,645
Home Federal Bancorp Inc.	132,805	1,630
Citizens & Northern Corp.	107,255	1,594
CreXus Investment Corp.	120,043	1,573
* United Community Banks Inc.	793,335	1,547
BankFinancial Corp.	158,138	1,542
* Avatar Holdings Inc.	75,164	1,490
Cardinal Financial Corp.	122,086	1,420
* TradeStation Group Inc.	208,980	1,411
Golub Capital BDC Inc.	79,163	1,355
Kansas City Life Insurance Co.	40,468	1,337
Wilshire Bancorp Inc.	168,931	1,287
ESSA Bancorp Inc.	96,947	1,282
National Interstate Corp.	59,872	1,281
Retail Opportunity Investments Corp.	129,010	1,279
Donegal Group Inc. Class A	88,049	1,275
Ames National Corp.	58,120	1,259
^ Life Partners Holdings Inc.	65,703	1,257
Student Loan Corp.	35,817	1,162
Capital City Bank Group Inc.	91,699	1,155
* Meridian Interstate Bancorp Inc.	90,596	1,068
* Gleacher & Co. Inc.	448,278	1,062
EMC Insurance Group Inc.	46,539	1,054
* Citizens Inc.	137,514	1,024
* NewStar Financial Inc.	96,533	1,020
GAMCO Investors Inc.	20,347	977
Rockville Financial Inc.	78,757	962
* Penson Worldwide Inc.	177,512	868
SWS Group Inc.	170,568	861
* First Marblehead Corp.	378,671	822
Universal Insurance Holdings Inc.	157,674	768
Roma Financial Corp.	68,830	730
Urstadt Biddle Properties Inc.	41,528	690
CompuCredit Holdings Corp.	96,091	671
Consolidated-Tomoka Land Co.	16,898	488
* Asset Acceptance Capital Corp.	48,405	287
		2,467,725
Health Care (5.7%)
* Mednax Inc.	422,106	28,404
PerkinElmer Inc.	1,044,753	26,976
* Health Net Inc.	863,382	23,562
Cooper Cos. Inc.	412,690	23,251
* Health Management Associates Inc. Class A	2,221,002	21,188
STERIS Corp.	528,029	19,252
Teleflex Inc.	353,854	19,041
* LifePoint Hospitals Inc.	480,690	17,665
Owens & Minor Inc.	561,379	16,521
Hill-Rom Holdings Inc.	365,919	14,406

55

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Magellan Health Services Inc.	295,983	13,994
*	AMERIGROUP Corp.	225,847	9,919
*	Emergency Medical Services Corp. Class A	133,947	8,654
	Invacare Corp.	263,113	7,935
*	Centene Corp.	297,333	7,534
*	CONMED Corp.	254,887	6,737
*	Gentiva Health Services Inc.	250,663	6,668
	Universal American Corp.	300,740	6,150
*	Amsurg Corp. Class A	273,759	5,735
	Analogic Corp.	114,050	5,647
*	Amedisys Inc.	165,846	5,556
	Meridian Bioscience Inc.	233,830	5,415
*	Pharmasset Inc.	100,002	4,341
	Computer Programs & Systems Inc.	87,335	4,091
*	Healthspring Inc.	151,174	4,011
*	WellCare Health Plans Inc.	131,684	3,979
	Sabra Healthcare REIT Inc.	208,684	3,840
*	Nektar Therapeutics	291,454	3,745
*	Select Medical Holdings Corp.	495,803	3,624
*	Alkermes Inc.	294,223	3,613
*	RehabCare Group Inc.	143,432	3,399
*	Triple-S Management Corp. Class B	178,156	3,399
*	Healthways Inc.	304,034	3,393
*	Angiodynamics Inc.	219,128	3,368
*	Savient Pharmaceuticals Inc.	299,193	3,333
	PDL BioPharma Inc.	529,873	3,301
*	Greatbatch Inc.	134,352	3,245
	Landauer Inc.	54,030	3,240
*	Affymetrix Inc.	629,203	3,165
	National Healthcare Corp.	67,378	3,118
*	PharMerica Corp.	272,027	3,115
*	Assisted Living Concepts Inc. Class A	84,256	2,741
*	Sun Healthcare Group Inc.	209,525	2,653
	Ensign Group Inc.	101,014	2,512
*	Emergent Biosolutions Inc.	92,003	2,158
*	Cross Country Healthcare Inc.	248,095	2,101
*	Medcath Corp.	145,374	2,028
*	Immunogen Inc.	210,556	1,950
*,^	Geron Corp.	371,146	1,919
*	Emeritus Corp.	87,560	1,726
*	Skilled Healthcare Group Inc.	183,822	1,651
*	Sunrise Senior Living Inc.	288,944	1,575
*	Kensey Nash Corp.	50,877	1,416
*	Rigel Pharmaceuticals Inc.	163,286	1,230
*	AMN Healthcare Services Inc.	190,768	1,171
*	Palomar Medical Technologies Inc.	78,762	1,119
*,^	Metabolix Inc.	80,003	974
*	Clinical Data Inc.	60,759	967
*,^	Orexigen Therapeutics Inc.	111,213	899
*	RTI Biologics Inc.	319,281	852
*	OraSure Technologies Inc.	137,621	791
*	Lexicon Pharmaceuticals Inc.	529,055	762
*	Arena Pharmaceuticals Inc.	351,456	605
*,^	Biotime Inc.	70,405	586
*	Albany Molecular Research Inc.	69,265	389
			402,305
Industrials (14.8%)
*	BE Aerospace Inc.	860,953	31,881
	Snap-On Inc.	514,727	29,123
	Kennametal Inc.	726,069	28,651
	Hubbell Inc. Class B	467,741	28,125
	Lincoln Electric Holdings Inc.	376,055	24,545
	Regal-Beloit Corp.	341,702	22,812
	Carlisle Cos. Inc.	540,342	21,473

56

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* WESCO International Inc.	376,235	19,865
Lennox International Inc.	410,191	19,398
Trinity Industries Inc.	706,795	18,808
Crane Co.	443,402	18,210
* Alaska Air Group Inc.	317,448	17,996
Con-way Inc.	482,597	17,649
* WABCO Holdings Inc.	285,559	17,399
Baldor Electric Co.	257,206	16,214
* General Cable Corp.	461,396	16,190
Triumph Group Inc.	171,566	15,340
Belden Inc.	414,439	15,260
Alexander & Baldwin Inc.	364,987	14,610
* JetBlue Airways Corp.	2,209,502	14,605
GATX Corp.	410,491	14,482
Brady Corp. Class A	433,497	14,136
Watsco Inc.	224,073	14,135
* GrafTech International Ltd.	696,131	13,811
Curtiss-Wright Corp.	407,880	13,542
* EnerSys	412,955	13,264
AO Smith Corp.	338,857	12,904
* Atlas Air Worldwide Holdings Inc.	228,648	12,765
HNI Corp.	398,712	12,440
Kaydon Corp.	296,577	12,077
* Esterline Technologies Corp.	173,001	11,866
* AMR Corp.	1,474,369	11,485
Brink's Co.	415,399	11,166
Graco Inc.	266,632	10,519
Deluxe Corp.	454,534	10,463
ABM Industries Inc.	391,624	10,300
Watts Water Technologies Inc. Class A	263,931	9,657
Mine Safety Appliances Co.	305,032	9,496
Werner Enterprises Inc.	417,936	9,445
Briggs & Stratton Corp.	445,612	8,774
* Chart Industries Inc.	253,955	8,579
Granite Construction Inc.	308,928	8,474
* AirTran Holdings Inc.	1,138,987	8,417
* Macquarie Infrastructure Co. LLC	384,453	8,139
Skywest Inc.	497,002	7,763
Armstrong World Industries Inc.	178,655	7,682
Manitowoc Co. Inc.	581,257	7,620
* EnPro Industries Inc.	182,010	7,564
Unifirst Corp.	131,972	7,265
* Teledyne Technologies Inc.	160,427	7,054
Simpson Manufacturing Co. Inc.	227,543	7,033
CLARCOR Inc.	156,911	6,730
* Ceradyne Inc.	213,369	6,728
* Interline Brands Inc.	292,142	6,652
* Griffon Corp.	518,679	6,608
CIRCOR International Inc.	151,291	6,397
Quanex Building Products Corp.	332,961	6,316
Universal Forest Products Inc.	154,028	5,992
* Layne Christensen Co.	172,661	5,943
Ameron International Corp.	77,700	5,934
* MasTec Inc.	404,213	5,897
Albany International Corp.	246,668	5,844
Arkansas Best Corp.	212,910	5,838
* Amerco Inc.	60,757	5,835
Tutor Perini Corp.	270,986	5,802
Mueller Water Products Inc. Class A	1,368,424	5,706
Mueller Industries Inc.	167,196	5,467
McGrath Rentcorp	201,185	5,275
* USG Corp.	308,356	5,190
Aircastle Ltd.	492,529	5,147
G&K Services Inc. Class A	164,479	5,084

57

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Dycom Industries Inc.	342,166	5,047
*	Korn/Ferry International	205,532	4,750
*	Consolidated Graphics Inc.	97,076	4,701
*	Kelly Services Inc. Class A	250,073	4,701
*	Wabash National Corp.	393,052	4,658
	Heidrick & Struggles International Inc.	155,122	4,444
	Comfort Systems USA Inc.	335,559	4,419
	Kaman Corp.	149,175	4,336
*	Rush Enterprises Inc. Class A	211,582	4,325
	Applied Signal Technology Inc.	112,270	4,254
	TAL International Group Inc.	136,399	4,211
*	ACCO Brands Corp.	485,803	4,139
	Encore Wire Corp.	164,156	4,117
*,^	Genco Shipping & Trading Ltd.	283,005	4,075
	Ennis Inc.	229,272	3,921
	Cascade Corp.	82,150	3,884
*	Generac Holdings Inc.	238,833	3,862
*	Dollar Thrifty Automotive Group Inc.	80,025	3,782
	Federal Signal Corp.	550,935	3,779
	EnergySolutions Inc.	666,204	3,711
*	MYR Group Inc.	176,601	3,709
*	Dolan Co.	256,383	3,569
*	AAR Corp.	122,107	3,354
	Apogee Enterprises Inc.	248,380	3,346
*	Gibraltar Industries Inc.	241,081	3,271
*	Ladish Co. Inc.	65,967	3,207
	FreightCar America Inc.	106,077	3,070
	Barnes Group Inc.	145,247	3,002
*	Republic Airways Holdings Inc.	389,992	2,855
	Schawk Inc. Class A	136,256	2,804
*	Eagle Bulk Shipping Inc.	553,068	2,754
	US Ecology Inc.	154,782	2,690
	Tredegar Corp.	137,181	2,659
*	American Reprographics Co.	324,653	2,464
*	TrueBlue Inc.	136,491	2,455
*	School Specialty Inc.	167,313	2,331
	Viad Corp.	91,139	2,321
*	CRA International Inc.	97,981	2,304
	CDI Corp.	118,388	2,201
	AZZ Inc.	54,932	2,198
*	Greenbrier Cos. Inc.	104,586	2,195
	Ampco-Pittsburgh Corp.	77,107	2,163
*	Columbus McKinnon Corp.	104,493	2,123
*	Metalico Inc.	349,294	2,054
	Aceto Corp.	224,905	2,024
	American Woodmark Corp.	82,300	2,020
*	Northwest Pipe Co.	81,716	1,964
*	Team Inc.	79,721	1,929
	Ducommun Inc.	88,236	1,922
*	Sterling Construction Co. Inc.	136,184	1,776
	NACCO Industries Inc. Class A	15,618	1,693
*	CBIZ Inc.	265,828	1,659
	Douglas Dynamics Inc.	103,967	1,575
	Kimball International Inc. Class B	227,553	1,570
*	Rush Enterprises Inc. Class B	85,887	1,544
*	M&F Worldwide Corp.	66,660	1,540
*	Roadrunner Transportation Systems Inc.	106,149	1,535
	Baltic Trading Ltd.	148,084	1,512
*	Sauer-Danfoss Inc.	53,518	1,512
	Courier Corp.	89,996	1,397
*	Fushi Copperweld Inc.	151,382	1,344
*,^	China Valves Technology Inc.	127,734	1,339
*	Hawaiian Holdings Inc.	158,592	1,243
	Preformed Line Products Co.	21,069	1,233

58

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Tecumseh Products Co. Class A	92,580	1,208
*	Volt Information Sciences Inc.	130,565	1,129
*,^	Lihua International Inc.	93,322	1,049
*	RailAmerica Inc.	77,235	1,000
*	Patriot Transportation Holding Inc.	10,667	992
*	Titan Machinery Inc.	41,696	805
	Houston Wire & Cable Co.	52,782	709
*	American Railcar Industries Inc.	30,145	667
*	Universal Truckload Services Inc.	37,163	592
*,^	SmartHeat Inc.	110,223	582
*	Hill International Inc.	79,093	512
*	Tecumseh Products Co. Class B	25,897	338
*	TBS International plc Class A	41,298	119
			1,041,104
Information Technology (9.8%)
*	Vishay Intertechnology Inc.	1,526,834	22,414
*	NCR Corp.	1,422,417	21,862
*	Tech Data Corp.	449,542	19,789
	Diebold Inc.	582,310	18,663
*	International Rectifier Corp.	623,293	18,505
*	PMC - Sierra Inc.	2,039,783	17,522
*	Fairchild Semiconductor International Inc. Class A	1,104,291	17,238
*	RF Micro Devices Inc.	2,298,525	16,894
	Intersil Corp. Class A	1,097,543	16,759
*	Compuware Corp.	1,284,755	14,993
*	Convergys Corp.	1,098,475	14,467
	CoreLogic Inc.	776,879	14,388
*	CACI International Inc. Class A	268,307	14,328
*	Cypress Semiconductor Corp.	673,448	12,513
*	Arris Group Inc.	1,108,112	12,433
*	Novell Inc.	2,013,489	11,920
*	Spansion Inc. Class A	555,311	11,495
*	Mentor Graphics Corp.	945,833	11,350
*	Lawson Software Inc.	1,226,428	11,344
*	MKS Instruments Inc.	422,010	10,335
*	Rambus Inc.	495,845	10,155
*	Benchmark Electronics Inc.	550,915	10,005
*	Coherent Inc.	220,010	9,931
*	JDA Software Group Inc.	351,537	9,843
	Littelfuse Inc.	195,470	9,199
*	Take-Two Interactive Software Inc.	750,372	9,184
*	Omnivision Technologies Inc.	309,869	9,175
*	Entegris Inc.	1,167,768	8,723
	Fair Isaac Corp.	369,218	8,629
*	Emulex Corp.	721,909	8,417
	Earthlink Inc.	957,416	8,234
*	Progress Software Corp.	191,623	8,109
*	Sanmina-SCI Corp.	704,736	8,090
*	Teradyne Inc.	561,869	7,889
*	Loral Space & Communications Inc.	100,781	7,710
*	EchoStar Corp. Class A	298,393	7,451
*	TTM Technologies Inc.	496,161	7,398
	AVX Corp.	451,687	6,969
*	Tekelec	545,475	6,497
*	SYNNEX Corp.	204,868	6,392
	Black Box Corp.	155,752	5,964
*	Electronics for Imaging Inc.	400,868	5,736
*	Newport Corp.	325,072	5,646
*	Netlogic Microsystems Inc.	177,079	5,562
*	Insight Enterprises Inc.	409,602	5,390
	MTS Systems Corp.	143,564	5,378
*	Brooks Automation Inc.	579,236	5,254
	Park Electrochemical Corp.	173,473	5,204
	United Online Inc.	773,300	5,104

59

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Epicor Software Corp.	504,423	5,095
*	Viasat Inc.	113,175	5,026
	Cognex Corp.	166,892	4,910
*	Brightpoint Inc.	557,041	4,863
*	Integrated Device Technology Inc.	701,928	4,675
*	Advanced Energy Industries Inc.	325,420	4,439
*	Semtech Corp.	192,283	4,353
*	Kulicke & Soffa Industries Inc.	592,303	4,265
	Methode Electronics Inc.	325,833	4,226
*	Lattice Semiconductor Corp.	672,632	4,076
*	Kemet Corp.	269,401	3,928
*	Avid Technology Inc.	218,936	3,823
*	Websense Inc.	187,783	3,803
*	Bottomline Technologies Inc.	172,172	3,738
*	Netgear Inc.	109,667	3,694
*	THQ Inc.	599,896	3,635
*	Rogers Corp.	91,406	3,496
*	Aspen Technology Inc.	272,970	3,467
	CTS Corp.	302,591	3,347
	Cohu Inc.	199,029	3,300
*	Imation Corp.	274,938	2,835
*	Intevac Inc.	198,581	2,782
*	Symmetricom Inc.	389,871	2,764
*	Ciber Inc.	585,700	2,741
*	Aviat Networks Inc.	530,490	2,690
*	Infospace Inc.	319,989	2,656
*	ModusLink Global Solutions Inc.	391,578	2,624
*	Electro Scientific Industries Inc.	161,417	2,587
*	Zoran Corp.	286,526	2,521
*	FormFactor Inc.	275,737	2,448
*	SMART Modular Technologies WWH Inc.	417,314	2,404
	Electro Rent Corp.	148,120	2,394
*	Supertex Inc.	97,715	2,363
*	Silicon Graphics International Corp.	258,482	2,334
*,^	SunPower Corp. Class A	172,096	2,208
*	Rudolph Technologies Inc.	263,528	2,169
*	Sigma Designs Inc.	152,118	2,155
*,^	China Security & Surveillance Technology Inc.	398,885	2,126
*	Net 1 UEPS Technologies Inc.	170,680	2,092
*	UTStarcom Inc.	992,608	2,045
*	Ness Technologies Inc.	336,405	1,998
*	ATMI Inc.	97,581	1,946
*	Cogo Group Inc.	219,074	1,939
	Bel Fuse Inc. Class B	78,751	1,882
*	Move Inc.	691,660	1,777
*	Silicon Image Inc.	239,434	1,760
*	TNS Inc.	80,932	1,683
*	DSP Group Inc.	206,557	1,681
*	SunPower Corp. Class B	130,121	1,615
*	Perficient Inc.	126,219	1,578
	Marchex Inc. Class B	163,336	1,558
*	ShoreTel Inc.	198,877	1,553
*	Extreme Networks	495,381	1,531
*	Exar Corp.	215,782	1,506
*	EMS Technologies Inc.	67,398	1,333
*	CPI International Inc.	67,656	1,309
*	Anaren Inc.	62,296	1,299
*	Agilysys Inc.	206,046	1,160
*	RealNetworks Inc.	275,713	1,158
*	Trident Microsystems Inc.	632,359	1,126
*,^	Evergreen Solar Inc.	1,787,471	1,042
*,^	Energy Conversion Devices Inc.	216,929	998
*	Mitel Networks Corp.	118,144	651
*	TechTarget Inc.	71,624	568

60

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Renaissance Learning Inc.	46,021	545
	Bel Fuse Inc. Class A	12,716	324
*	China TransInfo Technology Corp.	45,165	214
			693,281
Materials (7.5%)
	Domtar Corp.	379,685	28,826
	Aptargroup Inc.	597,694	28,432
	Huntsman Corp.	1,695,255	26,463
	Compass Minerals International Inc.	290,226	25,908
	RPM International Inc.	1,151,978	25,459
	Packaging Corp. of America	918,256	23,728
	Cytec Industries Inc.	434,615	23,061
*	Coeur d'Alene Mines Corp.	791,358	21,620
	Cabot Corp.	550,088	20,711
	Commercial Metals Co.	1,013,165	16,808
	Sensient Technologies Corp.	439,691	16,150
	Carpenter Technology Corp.	389,736	15,683
	Olin Corp.	701,182	14,388
	Temple-Inland Inc.	589,186	12,514
	Royal Gold Inc.	225,677	12,329
*	Louisiana-Pacific Corp.	1,143,953	10,822
	Minerals Technologies Inc.	164,319	10,748
*	OM Group Inc.	273,265	10,523
	Eagle Materials Inc.	371,414	10,492
	AK Steel Holding Corp.	632,895	10,361
	Texas Industries Inc.	209,201	9,577
	HB Fuller Co.	433,437	8,894
	Rock-Tenn Co. Class A	164,150	8,856
	Arch Chemicals Inc.	222,377	8,435
*	Century Aluminum Co.	533,697	8,288
	Silgan Holdings Inc.	222,301	7,961
*	Rockwood Holdings Inc.	199,577	7,807
	Westlake Chemical Corp.	175,646	7,635
	Innophos Holdings Inc.	189,571	6,840
	Koppers Holdings Inc.	182,061	6,514
	Worthington Industries Inc.	351,741	6,472
	Kaiser Aluminum Corp.	127,545	6,389
	A Schulman Inc.	278,713	6,380
	AMCOL International Corp.	192,361	5,963
*	Georgia Gulf Corp.	195,408	4,702
	Buckeye Technologies Inc.	173,494	3,645
*	PolyOne Corp.	288,353	3,602
	Wausau Paper Corp.	412,310	3,550
	PH Glatfelter Co.	263,689	3,235
*	Noranda Aluminum Holding Corp.	202,264	2,953
*	AM Castle & Co.	152,927	2,815
	Deltic Timber Corp.	49,753	2,803
	Stepan Co.	35,530	2,710
	Myers Industries Inc.	267,114	2,602
	Neenah Paper Inc.	131,144	2,581
*	Headwaters Inc.	536,209	2,456
	Olympic Steel Inc.	81,985	2,351
	Hawkins Inc.	50,689	2,251
	Haynes International Inc.	53,605	2,242
	American Vanguard Corp.	193,386	1,652
*	Graphic Packaging Holding Co.	379,485	1,476
	Boise Inc.	183,260	1,453
*	TPC Group Inc.	46,089	1,397
*,^	ShengdaTech Inc.	262,762	1,288
*,^	China Green Agriculture Inc.	131,774	1,186
*,^	Yongye International Inc.	120,813	1,015
*	Spartech Corp.	96,712	905
			525,907

61

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Telecommunication Services (0.6%)
* Syniverse Holdings Inc.	620,814	19,152
NTELOS Holdings Corp.	276,857	5,274
* Level 3 Communications Inc.	5,158,859	5,056
* Cincinnati Bell Inc.	1,784,548	4,997
Consolidated Communications Holdings Inc.	211,206	4,076
* Iridium Communications Inc.	222,826	1,838
Atlantic Tele-Network Inc.	43,937	1,685
* Premiere Global Services Inc.	155,221	1,055
		43,133
Utilities (6.6%)
Questar Corp.	1,555,576	27,083
Westar Energy Inc.	1,048,446	26,379
Atmos Energy Corp.	798,912	24,926
Great Plains Energy Inc.	1,201,348	23,294
Nicor Inc.	403,281	20,132
Hawaiian Electric Industries Inc.	830,242	18,921
Piedmont Natural Gas Co. Inc.	637,693	17,830
Vectren Corp.	685,041	17,386
* GenOn Energy Inc.	4,408,606	16,797
Cleco Corp.	538,311	16,558
WGL Holdings Inc.	450,209	16,104
IDACORP Inc.	427,138	15,796
New Jersey Resources Corp.	365,272	15,747
Southwest Gas Corp.	402,924	14,775
Portland General Electric Co.	666,638	14,466
South Jersey Industries Inc.	264,473	13,969
UIL Holdings Corp.	422,919	12,671
Unisource Energy Corp.	321,675	11,529
Avista Corp.	490,133	11,038
Northwest Natural Gas Co.	235,299	10,934
* El Paso Electric Co.	385,285	10,607
Allete Inc.	284,273	10,592
PNM Resources Inc.	767,358	9,991
Black Hills Corp.	329,672	9,890
NorthWestern Corp.	320,312	9,235
MGE Energy Inc.	204,638	8,750
Empire District Electric Co.	366,458	8,135
Otter Tail Corp.	318,127	7,171
Laclede Group Inc.	187,400	6,848
CH Energy Group Inc.	140,034	6,846
California Water Service Group	174,920	6,519
American States Water Co.	164,563	5,673
* Dynegy Inc. Class A	590,140	3,317
Chesapeake Utilities Corp.	79,814	3,314
SJW Corp.	122,986	3,255
Middlesex Water Co.	137,072	2,515
Central Vermont Public Service Corp.	105,188	2,299
Unitil Corp.	96,611	2,197
Connecticut Water Service Inc.	76,429	2,131
		465,620
Total Common Stocks (Cost $5,847,589)		7,033,407

62

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2010

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity Fund	0.211%		49,468,392	49,468

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank Discount Notes	0.250%	3/18/11	400	400
4,5	Freddie Mac Discount Notes	0.240%	3/14/11	400	400
4,5	Freddie Mac Discount Notes	0.185%	3/28/11	2,000	1,999

					2,799
Total Temporary Cash Investments (Cost $52,267)					52,267
Total Investments (100.7%) (Cost $5,899,856)					7,085,674
Other Assets and Liabilities—Net (-0.7%)[3]					(47,119)
Net Assets (100%)					7,038,555

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $32,526,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $35,474,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,299,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

63

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the "Funds") as of December 31, 2010 and for the year then ended and have issued our unqualified report thereon dated February 8, 2011. Our audits included audits of the Funds' schedules of investments as of December 31, 2010. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 8, 2011

64

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 480 022011

Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Annual Report

December 31, 2010

Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

> Mid-capitalization stocks produced excellent 12-month returns, with growth stocks leading the way.

> All four Vanguard Mid-Cap Index Funds succeeded in closely tracking their benchmark indexes.

> Consumer discretionary stocks were notably strong performers, as recession-battered shoppers felt confident enough to return to the malls.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	10
Mid-Cap Index Fund.	30
Mid-Cap Growth Index Fund.	54
Mid-Cap Value Index Fund.	68
Your Fund’s After-Tax Returns.	84
About Your Fund’s Expenses.	86
Glossary.	89

Mid-Cap Index Fund
Mid-Cap Growth Index Fund
Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	27.37%
Admiral™ Shares	27.57
Signal® Shares	27.53
Institutional Shares	27.59
ETF Shares
Market Price	27.63
Net Asset Value	27.55
S&P Completion Index	27.46
Mid-Cap Core Funds Average	23.29
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Index Fund
Investor Shares	25.46%
Admiral™ Shares	25.59
Signal® Shares	25.62
Institutional Shares	25.67
Institutional Plus Shares (Inception: 12/15/2010)	2.17
ETF Shares
Market Price	25.55
Net Asset Value	25.57
MSCI US Mid Cap 450 Index	25.69
Mid-Cap Core Funds Average	23.29
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal, Institutional, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	28.93%
ETF Shares
Market Price	29.14
Net Asset Value	29.11
MSCI US Mid Cap Growth Index	29.24
Mid-Cap Growth Funds Average	26.22
Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Value Index Fund
Investor Shares	21.63%
ETF Shares
Market Price	21.80
Net Asset Value	21.83
MSCI US Mid Cap Value Index	21.96
Mid-Cap Value Funds Average	22.39
Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal, Institutional, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

December 31, 2009 , Through December 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$32.67	$41.26	$0.351	$0.000
Admiral Shares	32.67	41.28	0.395	0.000
Signal Shares	28.08	35.46	0.351	0.000
Institutional Shares	32.68	41.27	0.425	0.000
ETF Shares	43.09	54.42	0.541	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$16.36	$20.31	$0.215	$0.000
Admiral Shares	74.23	92.17	1.055	0.000
Signal Shares	23.43	29.09	0.343	0.000
Institutional Shares	16.40	20.36	0.249	0.000
Institutional Plus Shares (inception:	99.45	100.40	1.207	0.000
12/15/2010)
ETF Shares	59.97	74.42	0.886	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$19.05	$24.46	$0.102	$0.000
ETF Shares	48.45	62.23	0.322	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$17.45	$20.85	$0.374	$0.000
ETF Shares	44.31	52.97	1.013	0.000

Chairman’s Letter

Dear Shareholder,

The first half of 2010 was marked by uncertainty about the strength of the global economic recovery and about the sovereign debt crisis in Europe. As evidence of a solid economic rebound mounted, and as plans to aid struggling countries in Europe materialized, the market posted robust gains in the second half of the year. The returns of small- and mid-sized stocks were especially strong.

For the full year, the returns of the four Vanguard Mid-Capitalization Index Funds in this report ranged from almost 22% for Vanguard Mid-Cap Value Index Fund to about 29% for Vanguard Mid-Cap Growth Index Fund. That performance reflected the strength of mid-cap stocks during the year. Vanguard Extended Market Index Fund, which invests in both small- and mid-cap stocks, turned in the second-best performance. The fund’s exposure to high-flying small-caps kept it a few steps ahead of Vanguard Mid-Cap Index Fund. All four funds closely tracked their benchmark indexes.

Index strategies can be a tax-efficient approach to investing in mid-cap stocks. If you own shares of the fund in a taxable account, you may wish to review the fund’s after-tax returns, which appear later in this report.

Please note that on October 6, Vanguard broadened the availability of our lower-cost Admiral Shares. We reduced the minimum investment requirement for these shares to $10,000 in most of our broad-market index funds, down from $100,000. In addition, in December we announced the addition of Institutional Plus Shares for several funds, including the Extended Market Index Fund and the Mid-Cap Index Fund. (The Extended Market Index Fund’s new shares were launched in January, shortly after the close of the reporting period.) The changes are part of our ongoing efforts to lower the cost of investing for our clients.

Stocks rallied as the forecast seemed to brighten
After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return more than 17%.

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets. Emerging markets were the best

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

performers. Asia’s developed markets performed weakly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

The fixed income market reprised a familiar theme
Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Fed held its target for short-term interest rates near 0%, keeping the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Extended Market Index Fund	0.30%	0.13%	0.13%	0.08%	—	0.13%	1.32%
Mid-Cap Index Fund	0.27	0.14	0.14	0.08	0.06%	0.14	1.32
Mid-Cap Growth Index Fund	0.30	—	—	—	—	0.14	1.47
Mid-Cap Value Index Fund	0.30	—	—	—	—	0.14	1.42

The fund expense ratios shown are from the prospectus dated December 13, 2010, for the Institutional and Institutional Plus share classes and April 29, 2010, for the Investor, Admiral, Signal, and ETF share classes and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the funds’ expense ratios were: for the Extended Market Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Mid-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.26% for Investor Shares and 0.12% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.26% for Investor Shares and 0.12% for ETF Shares. For the fiscal period ended December 31, 2010, the annualized expense ratio for the Mid-Cap Index Fund Institutional Plus Shares was 0.06%. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

Most market sectors displayed signs of strength during the year
Throughout the first half of the year, stocks across all market capitalizations were on a roller-coaster ride as worries about economic growth and the debt issues plaguing nations in Europe grabbed headlines. But as concerns on both fronts receded, markets rebounded in the second half, with mid-cap and small-cap stocks outperforming their large-cap brethren, a familiar pattern in the early stages of an economic recovery. The rally was broad-based, with all ten stock market sectors in the four funds posting gains for the year.

Consumer discretionary stocks were a big driver of performance, gaining about 30% or more for the year in all four funds. With consumer spending showing signs of improvement, hotels, restaurants, and leisure stocks, as well as specialty retailers, posted major gains. At the

Total Returns
Ten Years Ended December 31, 2010
Average
Annual Return
Extended Market Index Fund Investor Shares	5.98%
Spliced Extended Market Index	6.02
Mid-Cap Core Funds Average	4.92
Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through
September 16, 2005; S&P Completion Index thereafter.
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Mid-Cap Index Fund Investor Shares	6.78%
Spliced Mid-Cap Index	6.84
Mid-Cap Core Funds Average	4.92
Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Mid-Cap Growth Index Fund Investor Shares (Returns since inception: 8/24/2006)	5.20%
MSCI US Mid Cap Growth Index	5.37
Mid-Cap Growth Funds Average	5.40
Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Mid-Cap Value Index Fund Investor Shares (Returns since inception: 8/24/2006)	3.05%
MSCI US Mid Cap Value Index	3.22
Mid-Cap Value Funds Average	3.50
Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

same time, the economic recovery and a rebound in advertising helped power strong performance by media stocks. The consumer discretionary sector was the biggest contributor to performance in all but the Mid-Cap Value Index Fund, which has less exposure to the sector than the three other funds. Even so, these stocks were the second-biggest contributor to that fund’s performance for the year.

Financial stocks also posted strong gains in all four funds. Real estate investment trusts were strong performers. Over the past few years, the real estate meltdown forced many REITs to shore up their balance sheets, which put them in a strong position as the economy started to pick up and the outlook for rents and vacancy rates improved. Commercial banks posted healthy returns as credit quality began to improve. The strength of financial stocks was a key driver of the performance of the Mid-Cap Value Index Fund in particular. The sector was the fund’s single biggest concentration, accounting for about 30% of portfolio assets, on average.

Although technology stocks produced ordinary returns in the Mid-Cap Value Fund, the sector was a strength in the Mid-Cap Growth and Extended Market Index Funds. Software stocks posted gains as corporate IT spending, which was slashed during the recession, made a comeback. The Mid-Cap Value Index Fund has less exposure to software, as its index places greater emphasis on semiconductor and hardware stocks, which were some of the sector’s weaker performers.

Industrial stocks performed well in all four funds, particularly in the Mid-Cap Growth and the Extended Market Index Funds. Shares of companies that make and sell construction and farm machinery and heavy trucks saw outsized returns, a consequence, perhaps, of the global boom in prices for farm products.

A decade of small but important triumphs
The funds’ long-term returns have been solid, if somewhat below historical stock market averages, a reflection of the decade’s tough investment environment. The four funds have nevertheless done an excellent job of tracking the performance of their target indexes, the primary goal for any index fund.

The two funds that have been in existence for more than ten years—the Extended Market Index Fund and the Mid-Cap Index Fund—have captured most of the returns of their target indexes, trailing by small amounts consistent with the costs of managing real-world portfolios. The Mid-Cap Growth and Value Index Funds, which made their debuts in August 2006, have also succeeded in tracking the returns of their benchmarks.

The records are a testament to the funds’ advisor, Vanguard Quantitative Equity Group, which has been managing index portfolios for more than 30 years. This group of experienced professionals uses well-honed portfolio construction and trading methodologies that allow Vanguard to provide effective index tracking and fund management regardless of the market’s volatility or direction. That approach also benefits, of course, from the funds’ low operating expenses.

The two older funds have outperformed their peer groups over the past decade, while the two newer funds have returned a bit less than theirs since their 2006 inceptions. Over time, we would expect Vanguard’s low-cost indexing strategies to provide competitive returns relative to their peer groups, which consist largely of higher-cost, actively managed funds.

Diversifying: An effective response to uncertainty in investing
The ups and downs of the past year, not to mention the steep and painful declines of the recent past, have tested investors in fundamental ways. Although many economic signs point toward a positive investing environment over the next year, it is impossible to predict when the next crisis may erupt or whether the gains of late 2010 will continue.

In the face of such uncertainty, it is more important than ever to follow a disciplined, time-tested approach to investing. That’s why Vanguard has always advocated that investors hold a diversified portfolio that includes stock, bond, and money market funds in a weighting that matches their risk tolerance and time horizon. Vanguard’s mid-cap index funds can be a valuable component of such a balanced investment portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2011

Extended Market Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VEXMX	VEXAX	VEMSX	VIEIX	VXF
Expense Ratio1	0.30%	0.13%	0.13%	0.08%	0.13%
30-Day SEC Yield	0.82%	0.96%	0.96%	1.00%	0.96%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Number of Stocks	3,022	3,394	3,893
Median Market Cap	$2.5B	$2.4B	$29.6B
Price/Earnings Ratio	26.7x	26.7x	18.3x
Price/Book Ratio	2.1x	2.1x	2.2x
Return on Equity	11.2%	11.2%	18.8%
Earnings Growth Rate	4.7%	4.7%	6.2%
Dividend Yield	1.0%	1.0%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	10%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	Index
R-Squared	1.00	0.96
Beta	1.00	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BlackRock Inc.	Asset Management
	& Custody Banks	0.7%
Las Vegas Sands Corp.	Casinos & Gaming	0.5
Mosaic Co.	Fertilizers &
	Agricultural
	Chemicals	0.5
Delta Air Lines Inc.	Airlines	0.4
Bunge Ltd.	Agricultural
	Products	0.4
Edwards Lifesciences	Health Care
Corp.	Equipment	0.3
Joy Global Inc.	Construction &
	Farm Machinery &
	Heavy Trucks	0.3
Concho Resources Inc.	Oil & Gas
	Exploration &
	Production	0.3
Crown Castle	Wireless
International Corp.	Telecommunication
	Services	0.3
Liberty Global Inc.	Cable & Satellite	0.3
Top Ten		4.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated December 13, 2010, for the Institutional share class and April 29, 2010, for the Investor, Admiral, Signal, and ETF share classes and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

Extended Market Index Fund

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Consumer
Discretionary	13.9%	13.9%	11.9%
Consumer Staples	3.4	3.4	9.5
Energy	7.4	7.4	10.6
Financials	19.7	19.7	16.6
Health Care	11.7	11.7	10.7
Industrials	15.7	15.7	11.4
Information
Technology	15.8	15.7	18.9
Materials	6.7	6.8	4.5
Telecommunication
Services	1.7	1.7	2.7
Utilities	4.0	4.0	3.2

Investment Focus

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Extended Market Index Fund Investor
	Shares	27.37%	5.04%	5.98%	$17,875
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	2.64	12,981
– – – –	Spliced Extended Market Index	27.46	5.05	6.02	17,949
	Mid-Cap Core Funds Average	23.29	4.06	4.92	16,172

Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through
September 16, 2005; S&P Completion Index thereafter.
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund
Admiral Shares	27.57%	5.20%	6.11%	$18,087
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	12,981
Spliced Extended Market Index	27.46	5.05	6.02	17,949

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/1/2006)	Investment
Extended Market Index Fund Signal
Shares	27.53%	4.91%	$12,305
Dow Jones U.S. Total Stock Market
Index	17.70	2.26	11,017
S&P Completion Index	27.46	4.77	12,238
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Extended Market Index Fund
Institutional Shares	27.59%	5.23%	6.16%	$9,093,679
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	6,490,386
Spliced Extended Market Index	27.46	5.05	6.02	8,974,305

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(12/27/2001)	Investment
Extended Market Index Fund
ETF Shares Net Asset Value	27.55%	5.21%	7.94%	$19,914
Dow Jones U.S. Total Stock Market Index	17.70	3.17	4.20	14,491
Spliced Extended Market Index	27.46	5.05	7.89	19,822
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Extended Market Index Fund

Cumulative Returns of ETF Shares: December 27, 2001, Through December 31, 2010
			Since
	One	Five	Inception
	Year	Years	(12/27/2001)
Extended Market Index Fund
ETF Shares Market Price	27.63%	29.05%	99.20%
Extended Market Index Fund
ETF Shares Net Asset Value	27.55	28.90	99.14
Spliced Extended Market Index	27.46	27.94	98.22
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Las Vegas Sands Corp.	2,059,740	94,645	0.6%
* BorgWarner Inc.	739,028	53,476	0.3%
* Dollar Tree Inc.	813,539	45,623	0.3%
* Chipotle Mexican Grill Inc. Class A	201,026	42,750	0.3%
* Liberty Global Inc.	1,249,820	42,356	0.2%
* Sirius XM Radio Inc.	25,492,439	41,808	0.2%
* Royal Caribbean Cruises Ltd.	880,887	41,402	0.2%
Advance Auto Parts Inc.	546,082	36,123	0.2%
Consumer Discretionary—Other †		2,016,828	11.6%
		2,415,011	13.9%
Consumer Staples
Bunge Ltd.	941,322	61,675	0.4%
Consumer Staples—Other †		526,262	3.0%
		587,937	3.4%
Energy
* Concho Resources Inc.	648,961	56,894	0.3%
Cimarex Energy Co.	550,272	48,716	0.3%
* Ultra Petroleum Corp.	990,584	47,320	0.3%
* Alpha Natural Resources Inc.	782,240	46,958	0.3%
* Whiting Petroleum Corp.	380,392	44,578	0.2%
* Pride International Inc.	1,141,605	37,673	0.2%
Arch Coal Inc.	1,055,543	37,007	0.2%
* Petrohawk Energy Corp.	1,963,904	35,841	0.2%
Energy—Other †		934,511	5.4%
		1,289,498	7.4%
Financials
BlackRock Inc.	621,878	118,518	0.7%
New York Community Bancorp Inc.	2,829,861	53,343	0.3%
Macerich Co.	845,288	40,041	0.2%

Extended Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
AMB Property Corp.	1,093,945	34,689	0.2%
SL Green Realty Corp.	508,317	34,316	0.2%
Financials—Other †		3,141,236	18.0%
		3,422,143	19.6%
Health Care
* Edwards Lifesciences Corp.	741,522	59,945	0.3%
* Illumina Inc.	807,401	51,141	0.3%
* Alexion Pharmaceuticals Inc.	585,364	47,151	0.3%
* Vertex Pharmaceuticals Inc.	1,320,067	46,242	0.3%
* Henry Schein Inc.	599,482	36,802	0.2%
Perrigo Co.	539,305	34,154	0.2%
* ResMed Inc.	982,198	34,023	0.2%
Health Care—Other †		1,712,328	9.8%
		2,021,786	11.6%
Industrials
* Delta Air Lines Inc.	5,123,801	64,560	0.4%
Joy Global Inc.	670,975	58,207	0.3%
* United Continental Holdings Inc.	2,059,763	49,064	0.3%
Bucyrus International Inc. Class A	526,082	47,032	0.3%
AMETEK Inc.	1,039,767	40,811	0.2%
Industrials—Other †		2,468,434	14.1%
		2,728,108	15.6%
Information Technology
* Cree Inc.	704,492	46,419	0.3%
Maxim Integrated Products Inc.	1,929,329	45,571	0.3%
* VMware Inc. Class A	511,526	45,480	0.3%
* Rovi Corp.	683,266	42,369	0.2%
Activision Blizzard Inc.	3,368,899	41,909	0.2%
* Lam Research Corp.	798,695	41,356	0.2%
* Atmel Corp.	2,976,183	36,667	0.2%
* Skyworks Solutions Inc.	1,190,750	34,091	0.2%
Information Technology—Other †		2,397,807	13.8%
		2,731,669	15.7%
Materials
Mosaic Co.	1,042,265	79,587	0.5%
Lubrizol Corp.	426,358	45,569	0.3%
Walter Energy Inc.	343,634	43,930	0.2%
Celanese Corp. Class A	1,011,239	41,633	0.2%
* Crown Holdings Inc.	1,033,488	34,498	0.2%
Materials—Other †		926,126	5.3%
		1,171,343	6.7%
Telecommunication Services
* Crown Castle International Corp.	1,283,986	56,277	0.3%
* NII Holdings Inc.	1,099,637	49,110	0.3%
Telecommunication Services—Other †		184,661	1.1%
		290,048	1.7%
Utilities
National Fuel Gas Co.	533,945	35,037	0.2%
Utilities—Other †		657,398	3.8%
		692,435	4.0%
Total Common Stocks (Cost $14,156,752)		17,349,978	99.6%[1]

Extended Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.211%	264,435,000	264,435	1.5%
4U.S. Government and Agency Obligations †			6,998	0.0%
Total Temporary Cash Investments (Cost $271,433)			271,433	1.5%[1]
[5]Total Investments (Cost $14,428,185)			17,621,411	101.1%
Other Assets and Liabilities
Other Assets			291,696	1.7%
Liabilities[3]			(491,666)	(2.8%)
			(199,970)	(1.1%)
Net Assets			17,421,441	100.0%

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	15,941,243
Overdistributed Net Investment Income	(20,411)
Accumulated Net Realized Losses	(1,692,350)
Unrealized Appreciation (Depreciation)
Investment Securities	3,193,226
Futures Contracts	(267)
Net Assets	17,421,441

Extended Market Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 82,515,646 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,404,736
Net Asset Value Per Share—Investor Shares	$41.26

Admiral Shares—Net Assets
Applicable to 125,038,050 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,161,470
Net Asset Value Per Share—Admiral Shares	$41.28

Signal Shares—Net Assets
Applicable to 59,054,204 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,094,277
Net Asset Value Per Share—Signal Shares	$35.46

Institutional Shares—Net Assets
Applicable to 136,844,349 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,648,039
Net Asset Value Per Share—Institutional Shares	$41.27

ETF Shares—Net Assets
Applicable to 20,452,386 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,112,919
Net Asset Value Per Share—ETF Shares	$54.42

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $187,565,000 of collateral received for securities on loan.
4 Securities with a value of $6,998,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $164,884,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	172,606
Interest[1]	175
Security Lending	17,487
Total Income	190,268
Expenses
The Vanguard Group—Note B
Investment Advisory Services	770
Management and Administrative—Investor Shares	9,847
Management and Administrative—Admiral Shares	2,685
Management and Administrative—Signal Shares	1,298
Management and Administrative—Institutional Shares	1,989
Management and Administrative—ETF Shares	711
Marketing and Distribution—Investor Shares	1,114
Marketing and Distribution—Admiral Shares	445
Marketing and Distribution—Signal Shares	452
Marketing and Distribution—Institutional Shares	1,187
Marketing and Distribution—ETF Shares	255
Custodian Fees	383
Auditing Fees	33
Shareholders’ Reports—Investor Shares	82
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Signal Shares	23
Shareholders’ Reports—Institutional Shares	75
Shareholders’ Reports—ETF Shares	47
Trustees’ Fees and Expenses	22
Total Expenses	21,429
Net Investment Income	168,839
Realized Net Gain (Loss)
Investment Securities Sold	606,546
Futures Contracts	7,449
Realized Net Gain (Loss)	613,995
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,902,869
Futures Contracts	(1,953)
Change in Unrealized Appreciation (Depreciation)	2,900,916
Net Increase (Decrease) in Net Assets Resulting from Operations	3,683,750

1 Interest income from an affiliated company of the fund was $157,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	168,839	131,857
Realized Net Gain (Loss)	613,995	97,363
Change in Unrealized Appreciation (Depreciation)	2,900,916	3,233,526
Net Increase (Decrease) in Net Assets Resulting from Operations	3,683,750	3,462,746
Distributions
Net Investment Income
Investor Shares	(28,999)	(42,559)
Admiral Shares	(48,417)	(26,111)
Signal Shares	(18,088)	(18,811)
Institutional Shares	(62,049)	(40,612)
ETF Shares	(10,835)	(8,825)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(168,388)	(136,918)
Capital Share Transactions
Investor Shares	(1,889,941)	109,190
Admiral Shares	2,110,302	9,913
Signal Shares	40,804	(12,766)
Institutional Shares	993,622	101,830
ETF Shares	105,383	70,227
Net Increase (Decrease) from Capital Share Transactions	1,360,170	278,394
Total Increase (Decrease)	4,875,532	3,604,222
Net Assets
Beginning of Period	12,545,909	8,941,687
End of Period[1]	17,421,441	12,545,909
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($20,411,000) and ($20,862,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$32.67	$24.01	$39.89	$38.68	$34.26
Investment Operations
Net Investment Income	.360	.316	.392	.453	.447
Net Realized and Unrealized Gain (Loss)
on Investments	8.581	8.670	(15.862)	1.214	4.440
Total from Investment Operations	8.941	8.986	(15.470)	1.667	4.887
Distributions
Dividends from Net Investment Income	(.351)	(.326)	(.410)	(.457)	(.467)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.351)	(.326)	(.410)	(.457)	(.467)
Net Asset Value, End of Period	$41.26	$32.67	$24.01	$39.89	$38.68

Total Return[1]	27.37%	37.43%	-38.73%	4.33%	14.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,405	$4,309	$3,080	$5,254	$6,172
Ratio of Total Expenses to
Average Net Assets	0.26%	0.30%	0.25%	0.24%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.16%	1.22%	1.13%	1.22%
Portfolio Turnover Rate[2]	10%	17%	13%	14%	16%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$32.67	$24.01	$39.90	$38.70	$34.28
Investment Operations
Net Investment Income	.399	.362	.443	.510	.503
Net Realized and Unrealized Gain (Loss)
on Investments	8.606	8.673	(15.881)	1.214	4.440
Total from Investment Operations	9.005	9.035	(15.438)	1.724	4.943
Distributions
Dividends from Net Investment Income	(.395)	(.375)	(.452)	(.524)	(.523)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.395)	(.375)	(.452)	(.524)	(.523)
Net Asset Value, End of Period	$41.28	$32.67	$24.01	$39.90	$38.70

Total Return	27.57%	37.65%	-38.63%	4.48%	14.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,161	$2,300	$1,705	$2,811	$3,137
Ratio of Total Expenses to
Average Net Assets	0.12%	0.13%	0.10%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.21%	1.33%	1.37%	1.28%	1.37%
Portfolio Turnover Rate[1]	10%	17%	13%	14%	16%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Signal Shares
					Sept. 1,
					2006[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$28.08	$20.64	$34.29	$33.26	$30.79
Investment Operations
Net Investment Income	.355	.310	.381	.443	.173
Net Realized and Unrealized Gain (Loss)
on Investments	7.376	7.451	(13.642)	1.035	2.698
Total from Investment Operations	7.731	7.761	(13.261)	1.478	2.871
Distributions
Dividends from Net Investment Income	(.351)	(.321)	(.389)	(.448)	(.401)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.351)	(.321)	(.389)	(.448)	(.401)
Net Asset Value, End of Period	$35.46	$28.08	$20.64	$34.29	$33.26

Total Return	27.53%	37.62%	-38.61%	4.46%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,094	$1,661	$1,230	$2,079	$408
Ratio of Total Expenses to
Average Net Assets	0.12%	0.13%	0.10%	0.09%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	1.21%	1.33%	1.37%	1.28%	1.37%[2]
Portfolio Turnover Rate[3]	10%	17%	13%	14%	16%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$32.68	$24.02	$39.91	$38.71	$34.29
Investment Operations
Net Investment Income	.429	.374	.458	.523	.513
Net Realized and Unrealized Gain (Loss)
on Investments	8.586	8.674	(15.882)	1.214	4.440
Total from Investment Operations	9.015	9.048	(15.424)	1.737	4.953
Distributions
Dividends from Net Investment Income	(.425)	(.388)	(.466)	(.537)	(.533)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.425)	(.388)	(.466)	(.537)	(.533)
Net Asset Value, End of Period	$41.27	$32.68	$24.02	$39.91	$38.71

Total Return	27.59%	37.69%	-38.58%	4.51%	14.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,648	$3,494	$2,442	$3,175	$2,621
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.25%	1.38%	1.41%	1.31%	1.40%
Portfolio Turnover Rate[1]	10%	17%	13%	14%	16%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008[1]	2007[1]	2006[1]
Net Asset Value, Beginning of Period	$43.09	$31.67	$52.62	$51.03	$45.20
Investment Operations
Net Investment Income	.547	.476	.595	.695	.669
Net Realized and Unrealized Gain (Loss)
on Investments	11.324	11.438	(20.935)	1.592	5.858
Total from Investment Operations	11.871	11.914	(20.340)	2.287	6.527
Distributions
Dividends from Net Investment Income	(.541)	(.494)	(.610)	(.697)	(.697)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.541)	(.494)	(.610)	(.697)	(.697)
Net Asset Value, End of Period	$54.42	$43.09	$31.67	$52.62	$51.03

Total Return	27.55%	37.63%	-38.60%	4.49%	14.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,113	$781	$484	$559	$409
Ratio of Total Expenses to
Average Net Assets	0.12%	0.13%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.21%	1.33%	1.39%	1.29%	1.39%
Portfolio Turnover Rate[2]	10%	17%	13%	14%	16%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through December 31, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Extended Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $2,866,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,349,978	—	—
Temporary Cash Investments	264,435	6,998	—
Futures Contracts—Liabilities[1]	(494)	—	—
Total	17,613,919	6,998	—
1 Represents variation margin on the last day of the reporting period.

Extended Market Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	11
Total Sales	(7)
Net Realized Gain (Loss)	(1,458)
Change in Unrealized Appreciation (Depreciation)	1,454
Balance as of December 31, 2010	—

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2011	746	58,360	(508)
S&P MidCap 400 Index	March 2011	36	16,295	241

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $628,567,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $4,094,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,684,629,000 to offset future net capital gains of $100,407,000 through December 31, 2011, $60,375,000 through December 31, 2014, $168,517,000 through December 31, 2015, $708,199,000 through December 31, 2016, $622,547,000 through December 31, 2017, and $24,584,000 through December 31, 2018. In addition, the fund realized losses of $1,466,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

Extended Market Index Fund

At December 31, 2010, the cost of investment securities for tax purposes was $14,433,519,000. Net unrealized appreciation of investment securities for tax purposes was $3,187,892,000, consisting of unrealized gains of $4,585,007,000 on securities that had risen in value since their purchase and $1,397,115,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $3,838,085,000 of investment securities and sold $2,384,996,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,048,317	29,288	761,674	28,907
Issued in Lieu of Cash Distributions	28,559	691	41,348	1,267
Redeemed	(2,966,817)	(79,368)	(693,832)	(26,523)
Net Increase (Decrease)—Investor Shares	(1,889,941)	(49,389)	109,190	3,651
Admiral Shares
Issued	2,403,983	62,989	273,049	10,067
Issued in Lieu of Cash Distributions	43,659	1,057	22,579	699
Redeemed	(337,340)	(9,418)	(285,715)	(11,344)
Net Increase (Decrease)—Admiral Shares	2,110,302	54,628	9,913	(578)
Signal Shares
Issued	746,516	23,222	402,911	17,572
Issued in Lieu of Cash Distributions	17,061	482	17,903	645
Redeemed	(722,773)	(23,810)	(433,580)	(18,677)
Net Increase (Decrease)—Signal Shares	40,804	(106)	(12,766)	(460)
Institutional Shares
Issued	2,504,141	70,390	1,058,868	41,224
Issued in Lieu of Cash Distributions	60,682	1,471	38,283	1,185
Redeemed	(1,571,201)	(41,938)	(995,321)	(37,183)
Net Increase (Decrease)—Institutional Shares	993,622	29,923	101,830	5,226
ETF Shares
Issued	860,375	17,927	936,493	31,036
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(754,992)	(15,600)	(866,266)	(28,200)
Net Increase (Decrease)—ETF Shares	105,383	2,327	70,227	2,836

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VIMSX	VIMAX	VMISX	VMCIX	VMCPX	VO
Expense Ratio1	0.27%	0.14%	0.14%	0.08%	0.06%	0.14%
30-Day SEC Yield	0.84%	0.98%	0.98%	1.02%	—	0.98%

Portfolio Characteristics
		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Number of Stocks	455	453	3,893
Median Market Cap	$6.2B	$6.2B	$29.6B
Price/Earnings Ratio	21.3x	21.3x	18.3x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	14.1%	14.1%	18.8%
Earnings Growth Rate	4.7%	4.7%	6.2%
Dividend Yield	1.3%	1.3%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	16%	—	—
Short-Term Reserves	0.3%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap 450	Market
	Index	Index
R-Squared	1.00	0.96
Beta	1.00	1.14

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Cameron International	Oil & Gas
Corp.	Equipment &
	Services	0.5%
Host Hotels & Resorts	Specialized REITs
Inc.		0.5
SanDisk Corp.	Computer Storage
	& Peripherals	0.5
Starwood Hotels &	Hotels, Resorts &
Resorts Worldwide Inc.	Cruise Lines	0.5
Goodrich Corp.	Aerospace &
	Defense	0.5
Consol Energy Inc.	Coal & Consumable
	Fuels	0.5
Altera Corp.	Semiconductors	0.5
Dover Corp.	Industrial
	Machinery	0.5
FMC Technologies Inc.	Oil & Gas
	Equipment &
	Services	0.5
Cliffs Natural Resources	Steel
Inc.		0.5
Top Ten		5.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated December 13, 2010, for the Institutional and Institutional Plus share classes and April 29, 2010, for the Investor, Admiral, Signal, and ETF share classes and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares. For the fiscal period ended December 31, 2010, the annualized expense ratio for the Mid-Cap Index Fund Institutional Plus Shares was 0.06%.

Mid-Cap Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Consumer
Discretionary	16.7%	16.7%	11.9%
Consumer Staples	4.3	4.3	9.5
Energy	9.6	9.6	10.6
Financials	17.9	18.0	16.6
Health Care	10.2	10.2	10.7
Industrials	12.0	12.0	11.4
Information
Technology	14.9	14.9	18.9
Materials	6.9	6.8	4.5
Telecommunication
Services	1.6	1.6	2.7
Utilities	5.9	5.9	3.2

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Mid-Cap Index Fund Investor Shares	25.46%	4.27%	6.78%	$19,263
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	2.64	12,981
– – – –	Spliced Mid-Cap Index	25.69	4.42	6.84	19,386
	Mid-Cap Core Funds Average	23.29	4.06	4.92	16,172

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(11/12/2001)	Investment
Mid-Cap Index Fund Admiral Shares	25.59%	4.39%	8.52%	$21,106
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	4.69	15,204
Spliced Mid-Cap Index	25.69	4.42	8.50	21,073
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/30/2007)	Investment
Mid-Cap Index Fund Signal Shares	25.62%	1.11%	$10,425
Dow Jones U.S. Total Stock Market
Index	17.70	-0.16	9,939
MSCI US Mid Cap 450 Index	25.69	1.13	10,432
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Institutional
Shares	25.67%	4.44%	6.94%	$9,777,705
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	6,490,386
Spliced Mid-Cap Index	25.69	4.42	6.84	9,692,755

	Since	Final Value
	Inception	of a $100,000,000
	(12/15/2010)	Investment
Mid-Cap Index Fund Institutional
Plus Shares	2.17%	$102,167,721
Dow Jones U.S. Total Stock Market
Index	2.04	102,035,222
MSCI US Mid Cap 450 Index	2.17	102,172,766
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Mid-Cap Index Fund
ETF Shares Net Asset Value	25.57%	4.38%	7.28%	$16,273
Dow Jones U.S. Total Stock Market Index	17.70	3.17	4.30	13,390
MSCI US Mid Cap 450 Index	25.69	4.42	7.31	16,306
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Mid-Cap Index Fund

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2010
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Mid-Cap Index Fund
ETF Shares Market Price	25.55%	24.00%	62.81%
Mid-Cap Index Fund
ETF Shares Net Asset Value	25.57	23.93	62.73
MSCI US Mid Cap 450 Index	25.69	24.13	63.06
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (16.7%)
	Starwood Hotels &
	Resorts Worldwide Inc.	2,211,328	134,405
	Fortune Brands Inc.	1,772,031	106,765
	Mattel Inc.	4,183,932	106,397
*	Liberty Media
	Corp. - Interactive	6,616,203	104,338
	Virgin Media Inc.	3,667,482	99,902
	Limited Brands Inc.	3,215,005	98,797
	Cablevision Systems
	Corp. Class A	2,913,022	98,577
*	O’Reilly Automotive Inc.	1,613,932	97,514
*	BorgWarner Inc.	1,326,064	95,954
	Harley-Davidson Inc.	2,739,117	94,965
	Genuine Parts Co.	1,833,151	94,114
	Tiffany & Co.	1,478,861	92,089
*	NetFlix Inc.	517,538	90,931
	Ross Stores Inc.	1,420,015	89,816
	Nordstrom Inc.	2,038,582	86,395
	Polo Ralph Lauren
	Corp. Class A	756,391	83,899
*	CarMax Inc.	2,602,188	82,958
*	Dollar Tree Inc.	1,476,623	82,809
	Autoliv Inc.	1,029,150	81,241
	Whirlpool Corp.	883,876	78,515
*	Chipotle Mexican Grill
	Inc. Class A	361,818	76,944
*	Royal Caribbean
	Cruises Ltd.	1,626,356	76,439
*	Sirius XM Radio Inc.	45,229,424	74,176
	Family Dollar Stores Inc.	1,465,507	72,850
	Darden Restaurants Inc.	1,529,899	71,049
	Hasbro Inc.	1,463,659	69,055
	Advance Auto Parts Inc.	980,098	64,833
*	TRW Automotive
	Holdings Corp.	1,203,767	63,439
	Wyndham
	Worldwide Corp.	2,077,628	62,246

			Market
			Value
		Shares	($000)
	International Game
	Technology	3,467,112	61,333
*	Apollo Group Inc. Class A	1,539,273	60,786
	Expedia Inc.	2,408,880	60,439
*	Interpublic Group of
	Cos. Inc.	5,685,442	60,379
	Abercrombie & Fitch Co.	1,026,313	59,146
	Newell Rubbermaid Inc.	3,236,869	58,846
*	MGM Resorts
	International	3,927,202	58,319
*	Lear Corp.	575,333	56,791
*	Urban Outfitters Inc.	1,564,130	56,012
	PetSmart Inc.	1,378,858	54,906
	Scripps Networks
	Interactive Inc. Class A	1,058,957	54,801
*	Liberty Media
	Corp. - Capital	838,374	52,449
*,^	Liberty Global Inc. Class A	1,389,782	49,171
	Phillips-Van Heusen Corp.	771,196	48,593
*	NVR Inc.	64,642	44,669
*	Fossil Inc.	624,502	44,015
*	Liberty Global Inc.	1,268,771	42,999
	H&R Block Inc.	3,588,254	42,736
	Gannett Co. Inc.	2,774,698	41,870
	DR Horton Inc.	3,331,982	39,751
*	Dick’s Sporting Goods Inc.	1,056,591	39,622
	Leggett & Platt Inc.	1,703,168	38,764
*	Mohawk Industries Inc.	678,055	38,486
*	GameStop Corp. Class A	1,661,173	38,008
*	Liberty Media Corp. - Starz	568,897	37,820
*	Harman International
	Industries Inc.	808,791	37,447
*	LKQ Corp.	1,581,728	35,937
	Foot Locker Inc.	1,816,691	35,643
	DeVry Inc.	740,421	35,525
	Guess? Inc.	704,711	33,347
	Lennar Corp. Class A	1,723,424	32,314
*	Goodyear Tire &
	Rubber Co.	2,684,091	31,806

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	American Eagle
	Outfitters Inc.	2,160,542	31,609
*	Toll Brothers Inc.	1,635,523	31,075
	Washington Post Co.
	Class B	68,697	30,192
*	Pulte Group Inc.	4,005,972	30,125
*	Penn National Gaming Inc.	769,879	27,061
*	Lamar Advertising Co.
	Class A	672,994	26,812
*	ITT Educational
	Services Inc.	390,637	24,880
	Brinker International Inc.	1,181,273	24,665
^	Strayer Education Inc.	161,451	24,576
*	Hyatt Hotels Corp. Class A	512,275	23,442
	Wendy’s/Arby’s
	Group Inc. Class A	3,910,240	18,065
	CTC Media Inc.	638,521	14,961
*,^	AutoNation Inc.	513,259	14,474
*	Clear Channel Outdoor
	Holdings Inc. Class A	478,779	6,722
	Lennar Corp. Class B	63,528	989
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp. 03/02/2012	8,389	3
			4,343,793
Consumer Staples (4.3%)
	Bunge Ltd.	1,549,983	101,555
	Coca-Cola Enterprises Inc.	3,985,212	99,750
	Dr Pepper Snapple
	Group Inc.	2,778,176	97,681
	JM Smucker Co.	1,389,550	91,224
*	Whole Foods Market Inc.	1,699,392	85,972
	McCormick & Co. Inc.	1,404,232	65,339
	Tyson Foods Inc. Class A	3,396,862	58,494
	Church & Dwight Co. Inc.	825,861	57,001
*	Energizer Holdings Inc.	775,499	56,534
*	Constellation Brands Inc.
	Class A	2,177,534	48,232
	Herbalife Ltd.	688,376	47,064
*	Hansen Natural Corp.	871,562	45,565
	Hormel Foods Corp.	852,266	43,687
*	Green Mountain Coffee
	Roasters Inc.	1,304,359	42,861
*	Ralcorp Holdings Inc.	638,548	41,512
	Alberto-Culver Co. Class B	1,032,609	38,248
*	Smithfield Foods Inc.	1,737,725	35,849
	Flowers Foods Inc.	962,013	25,888
	SUPERVALU Inc.	2,480,635	23,889
*	Dean Foods Co.	2,129,392	18,824
			1,125,169
Energy (9.6%)
*	Cameron International
	Corp.	2,817,142	142,914
	Consol Energy Inc.	2,626,254	128,004
*	FMC Technologies Inc.	1,395,756	124,097

			Market
			Value
		Shares	($000)
	Pioneer Natural
	Resources Co.	1,349,142	117,133
	El Paso Corp.	8,188,467	112,673
*	Newfield Exploration Co.	1,553,904	112,052
*	Concho Resources Inc.	1,014,774	88,965
	Cimarex Energy Co.	978,033	86,585
*	Denbury Resources Inc.	4,411,807	84,221
*	Alpha Natural
	Resources Inc.	1,400,066	84,046
	Range Resources Corp.	1,861,256	83,719
*	Nabors Industries Ltd.	3,317,951	77,839
	QEP Resources Inc.	2,036,999	73,963
	EQT Corp.	1,647,778	73,886
*	Whiting Petroleum Corp.	593,117	69,507
*	Pride International Inc.	2,042,948	67,417
	Arch Coal Inc.	1,889,760	66,255
*	Petrohawk Energy Corp.	3,516,695	64,180
*	Kinder Morgan
	Management LLC	944,799	63,188
	Massey Energy Co.	1,128,154	60,526
	Helmerich & Payne Inc.	1,230,689	59,664
	Sunoco Inc.	1,402,351	56,529
*	McDermott
	International Inc.	2,701,313	55,890
*	Plains Exploration &
	Production Co.	1,629,451	52,371
*	Forest Oil Corp.	1,252,151	47,544
*	Rowan Cos. Inc.	1,333,213	46,543
*	Oceaneering
	International Inc.	629,663	46,362
	Core Laboratories NV	519,601	46,271
	Cabot Oil & Gas Corp.	1,211,082	45,839
	EXCO Resources Inc.	2,102,316	40,827
*	Dresser-Rand Group Inc.	941,327	40,091
	Patterson-UTI Energy Inc.	1,792,764	38,634
	Southern Union Co.	1,375,419	33,106
	Tidewater Inc.	597,753	32,183
*	Tesoro Corp.	1,659,787	30,772
*	Continental Resources Inc.	395,239	23,260
*	Quicksilver Resources Inc.	1,394,369	20,553
*	Cobalt International
	Energy Inc.	1,040,585	12,706
			2,510,315
Financials (18.0%)
	Host Hotels & Resorts Inc.	7,708,979	137,759
	Discover Financial
	Services	6,327,775	117,254
	AvalonBay
	Communities Inc.	990,516	111,483
*	CIT Group Inc.	2,212,740	104,220
	Lincoln National Corp.	3,683,966	102,451
	Regions Financial Corp.	14,608,068	102,256
	Ventas Inc.	1,826,945	95,878
	ProLogis	6,478,648	93,552
	Unum Group	3,800,822	92,056

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	New York Community
	Bancorp Inc.	4,812,548	90,717
	KeyCorp	10,238,698	90,612
*	IntercontinentalExchange
	Inc.	732,005	87,218
	XL Group plc Class A	3,977,912	86,798
	Comerica Inc.	2,050,730	86,623
	Kimco Realty Corp.	4,720,223	85,153
*	American International
	Group Inc.	1,414,455	81,501
	Health Care REIT Inc.	1,686,557	80,348
*	Genworth Financial Inc.
	Class A	5,691,483	74,786
	Macerich Co.	1,513,198	71,680
*	SLM Corp.	5,649,282	71,124
	Plum Creek
	Timber Co. Inc.	1,879,559	70,389
*	CB Richard Ellis
	Group Inc. Class A	3,368,253	68,982
	Huntington
	Bancshares Inc.	10,040,306	68,977
	Willis Group Holdings plc	1,980,426	68,582
	PartnerRe Ltd.	835,168	67,106
	Leucadia National Corp.	2,264,002	66,064
	Legg Mason Inc.	1,798,588	65,235
	AMB Property Corp.	1,957,240	62,064
	SL Green Realty Corp.	909,644	61,410
	People’s United
	Financial Inc.	4,313,748	60,436
*	Affiliated Managers
	Group Inc.	594,244	58,961
	Cincinnati Financial Corp.	1,797,364	56,958
	Torchmark Corp.	940,061	56,159
	Federal Realty
	Investment Trust	714,266	55,663
	Everest Re Group Ltd.	654,100	55,481
	Nationwide Health
	Properties Inc.	1,439,400	52,365
	Digital Realty Trust Inc.	1,015,397	52,334
*	MSCI Inc. Class A	1,312,378	51,130
*	Arch Capital Group Ltd.	577,728	50,869
	UDR Inc.	2,086,338	49,071
	Rayonier Inc.	933,345	49,019
	Zions Bancorporation	2,016,013	48,848
	Chimera Investment Corp.	11,725,877	48,193
	Assurant Inc.	1,239,158	47,732
	Axis Capital Holdings Ltd.	1,325,637	47,564
	Realty Income Corp.	1,361,890	46,577
	Alexandria Real Estate
	Equities Inc.	629,556	46,121
	Reinsurance Group of
	America Inc. Class A	850,811	45,697
	WR Berkley Corp.	1,553,729	42,541
	Liberty Property Trust	1,322,949	42,229

			Market
			Value
		Shares	($000)
	Jones Lang LaSalle Inc.	495,812	41,609
	Eaton Vance Corp.	1,374,103	41,539
*	Markel Corp.	107,949	40,819
	RenaissanceRe
	Holdings Ltd.	638,017	40,635
	Marshall & Ilsley Corp.	5,829,735	40,342
	Regency Centers Corp.	952,069	40,215
	Old Republic
	International Corp.	2,859,697	38,978
	Cullen/Frost Bankers Inc.	635,081	38,816
	HCC Insurance
	Holdings Inc.	1,339,802	38,774
	Transatlantic Holdings Inc.	741,341	38,268
	Raymond James
	Financial Inc.	1,156,123	37,805
	SEI Investments Co.	1,534,532	36,507
	Duke Realty Corp.	2,925,828	36,456
*	NASDAQ OMX Group Inc.	1,532,445	36,334
*	First Horizon
	National Corp.	3,033,999	35,741
	Jefferies Group Inc.	1,297,915	34,563
	Fidelity National
	Financial Inc. Class A	2,521,106	34,489
	Commerce
	Bancshares Inc.	865,418	34,383
	Brown & Brown Inc.	1,405,574	33,649
	City National Corp.	545,294	33,459
	Hospitality
	Properties Trust	1,435,055	33,064
	Assured Guaranty Ltd.	1,816,397	32,150
	Weingarten
	Realty Investors	1,330,102	31,603
	White Mountains
	Insurance Group Ltd.	88,597	29,733
	Associated Banc-Corp	1,911,113	28,953
	American Financial
	Group Inc.	882,389	28,492
^	Federated Investors
	Inc. Class B	1,078,591	28,227
	Janus Capital Group Inc.	2,135,868	27,702
	Greenhill & Co. Inc.	291,296	23,793
*,^	St. Joe Co.	1,078,079	23,556
	Piedmont Office Realty
	Trust Inc. Class A	1,090,452	21,962
	Validus Holdings Ltd.	710,013	21,733
	Capitol Federal
	Financial Inc.	1,665,464	19,836
	BOK Financial Corp.	318,757	17,022
	Mercury General Corp.	320,202	13,772
	TFS Financial Corp.	1,080,987	9,750
*	LPL Investment
	Holdings Inc.	188,059	6,840
^	CBOE Holdings Inc.	149,463	3,417
			4,681,212

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
Health Care (10.2%)
*	Life Technologies Corp.	2,132,214	118,338
	AmerisourceBergen
	Corp. Class A	3,243,148	110,656
*	Hospira Inc.	1,945,934	108,369
*	Humana Inc.	1,968,333	107,747
*	Edwards
	Lifesciences Corp.	1,318,385	106,578
*	Varian Medical
	Systems Inc.	1,414,597	98,003
*	Illumina Inc.	1,445,564	91,562
*	Alexion
	Pharmaceuticals Inc.	1,048,254	84,437
*	Waters Corp.	1,070,499	83,189
*	DaVita Inc.	1,193,292	82,922
*	Vertex
	Pharmaceuticals Inc.	2,359,144	82,641
*	Watson
	Pharmaceuticals Inc.	1,541,041	79,595
*	Cerner Corp.	815,382	77,249
*	Mylan Inc.	3,598,186	76,030
*	CareFusion Corp.	2,586,192	66,465
*	Henry Schein Inc.	1,064,412	65,344
*	ResMed Inc.	1,760,477	60,983
	Perrigo Co.	959,754	60,781
	Beckman Coulter Inc.	805,324	60,585
*	Mettler-Toledo
	International Inc.	388,522	58,748
*	Dendreon Corp.	1,674,651	58,479
*	Hologic Inc.	3,014,101	56,725
*	Cephalon Inc.	874,559	53,978
	DENTSPLY
	International Inc.	1,578,093	53,924
*	Human Genome
	Sciences Inc.	2,188,356	52,280
*	Endo Pharmaceuticals
	Holdings Inc.	1,342,367	47,936
*	IDEXX Laboratories Inc.	671,163	46,458
*	Coventry Health Care Inc.	1,725,836	45,562
	Universal Health Services
	Inc. Class B	1,045,054	45,376
*	Community Health
	Systems Inc.	1,097,842	41,026
*	King Pharmaceuticals Inc.	2,903,758	40,798
*	Covance Inc.	753,155	38,720
	Pharmaceutical Product
	Development Inc.	1,312,763	35,628
	Omnicare Inc.	1,374,283	34,893
*	Alere Inc.	936,896	34,290
	Patterson Cos. Inc.	1,081,448	33,125
*	Gen-Probe Inc.	566,089	33,031
*	Kinetic Concepts Inc.	751,992	31,493
	Lincare Holdings Inc.	1,140,767	30,607
	Warner Chilcott plc
	Class A	1,320,036	29,780

			Market
			Value
		Shares	($000)
*	Charles River Laboratories
	International Inc.	770,560	27,386
	Techne Corp.	409,295	26,878
*	Myriad Genetics Inc.	1,094,081	24,989
*	Amylin
	Pharmaceuticals Inc.	1,670,878	24,579
*	Bio-Rad Laboratories Inc.
	Class A	222,901	23,148
			2,651,311
Industrials (12.0%)
	Goodrich Corp.	1,457,111	128,328
	Dover Corp.	2,171,027	126,897
	Rockwell Automation Inc.	1,649,931	118,317
	Cooper Industries plc	1,939,393	113,047
	Joy Global Inc.	1,200,035	104,103
	WW Grainger Inc.	701,478	96,881
	Fastenal Co.	1,543,285	92,458
*	United Continental
	Holdings Inc.	3,675,864	87,559
	Roper Industries Inc.	1,095,326	83,716
	Bucyrus International
	Inc. Class A	895,057	80,018
	Flowserve Corp.	650,570	77,561
*	Stericycle Inc.	942,462	76,264
	Textron Inc.	3,189,334	75,396
	AMETEK Inc.	1,858,090	72,930
	Pall Corp.	1,356,921	67,276
*	Jacobs Engineering
	Group Inc.	1,462,343	67,048
	Manpower Inc.	956,469	60,028
	Pitney Bowes Inc.	2,404,042	58,130
*	Kansas City Southern	1,192,766	57,086
	KBR Inc.	1,817,561	55,381
*	AGCO Corp.	1,082,015	54,815
	Masco Corp.	4,185,929	52,994
	Iron Mountain Inc.	2,109,362	52,755
	Equifax Inc.	1,453,994	51,762
*	Foster Wheeler AG	1,483,107	51,197
	Robert Half
	International Inc.	1,630,719	49,900
	Donaldson Co. Inc.	844,138	49,196
*	Quanta Services Inc.	2,448,791	48,780
	Avery Dennison Corp.	1,150,500	48,712
	Dun & Bradstreet Corp.	582,078	47,783
	Timken Co.	956,384	45,648
*	Verisk Analytics Inc.
	Class A	1,314,941	44,813
	Cintas Corp.	1,600,160	44,740
	JB Hunt Transport
	Services Inc.	1,075,575	43,894
*	Navistar International Corp.	749,408	43,398
	RR Donnelley & Sons Co.	2,399,365	41,917
	Pentair Inc.	1,147,907	41,910
*	Owens Corning	1,343,163	41,840
	SPX Corp.	581,288	41,556

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
*	URS Corp.	974,388	40,544
*	Terex Corp.	1,264,240	39,242
*	IHS Inc. Class A	484,408	38,942
*	Hertz Global Holdings Inc.	2,635,992	38,196
*	Babcock & Wilcox Co.	1,351,737	34,591
*	Shaw Group Inc.	982,094	33,617
	MSC Industrial Direct Co.
	Class A	518,783	33,560
	Ryder System Inc.	609,598	32,089
	Towers Watson & Co.
	Class A	598,584	31,162
*	Copart Inc.	833,712	31,139
*	Aecom Technology Corp.	1,080,532	30,223
*	Alliant Techsystems Inc.	386,017	28,731
	Harsco Corp.	935,898	26,505
	Covanta Holding Corp.	1,539,393	26,462
*	Spirit Aerosystems
	Holdings Inc. Class A	1,242,906	25,865
*	Sensata Technologies
	Holding NV	709,636	21,367
*	FTI Consulting Inc.	547,875	20,425
			3,128,694
Information Technology (14.9%)
*	SanDisk Corp.	2,710,908	135,166
	Altera Corp.	3,573,323	127,139
*	F5 Networks Inc.	935,867	121,813
	Amphenol Corp. Class A	2,020,540	106,644
*	Fiserv Inc.	1,745,838	102,236
*	Autodesk Inc.	2,643,567	100,984
*	Red Hat Inc.	2,197,528	100,317
*	Akamai Technologies Inc.	2,112,239	99,381
*	BMC Software Inc.	2,077,619	97,939
*	Western Digital Corp.	2,667,253	90,420
	Linear Technology Corp.	2,610,507	90,297
	Computer Sciences Corp.	1,795,650	89,064
	Xilinx Inc.	3,010,410	87,242
*	Micron Technology Inc.	10,407,001	83,464
*	Seagate Technology plc	5,487,609	82,479
	Maxim Integrated
	Products Inc.	3,469,877	81,959
*	McAfee Inc.	1,768,755	81,911
*	Teradata Corp.	1,945,814	80,090
*	Cree Inc.	1,194,037	78,675
	KLA-Tencor Corp.	1,952,024	75,426
*	Lam Research Corp.	1,444,210	74,781
*	Rovi Corp.	1,199,701	74,394
	Microchip Technology Inc.	2,162,575	73,982
*	Flextronics
	International Ltd.	9,135,692	71,715
*	SAIC Inc.	4,419,734	70,097
	Harris Corp.	1,500,870	67,989
	VeriSign Inc.	2,025,266	66,165
*	Atmel Corp.	5,368,087	66,135
*	Electronic Arts Inc.	3,841,599	62,925
*	Skyworks Solutions Inc.	2,077,633	59,483

			Market
			Value
		Shares	($000)
*	Avnet Inc.	1,766,127	58,335
*	Trimble Navigation Ltd.	1,385,934	55,340
*	ANSYS Inc.	1,052,685	54,813
*	FLIR Systems Inc.	1,838,909	54,708
*	Advanced Micro
	Devices Inc.	6,668,953	54,552
*	Nuance
	Communications Inc.	2,734,547	49,714
*	ON Semiconductor Corp.	5,014,294	49,541
	Factset Research
	Systems Inc.	511,874	47,993
*	Arrow Electronics Inc.	1,370,294	46,933
*	Synopsys Inc.	1,715,911	46,175
	Jabil Circuit Inc.	2,276,358	45,732
*	LSI Corp.	7,465,083	44,716
	Avago Technologies Ltd.	1,535,051	43,703
*	Alliance Data
	Systems Corp.	612,071	43,475
*	Equinix Inc.	530,188	43,083
	Global Payments Inc.	927,119	42,842
*	Dolby Laboratories Inc.
	Class A	617,974	41,219
	National Semiconductor
	Corp.	2,786,136	38,337
*	Ingram Micro Inc.	1,822,274	34,787
*	Novellus Systems Inc.	1,068,944	34,548
	Broadridge Financial
	Solutions Inc.	1,473,911	32,323
	Lender Processing
	Services Inc.	1,082,476	31,955
*	Lexmark International Inc.
	Class A	913,273	31,800
*	IAC/InterActiveCorp	1,067,560	30,639
	Total System Services Inc.	1,951,557	30,015
*	MEMC Electronic
	Materials Inc.	2,644,868	29,781
*	AOL Inc.	1,241,401	29,434
	Tellabs Inc.	4,214,037	28,571
*	Brocade Communications
	Systems Inc.	5,165,953	27,328
	Molex Inc.	858,143	19,497
	DST Systems Inc.	437,241	19,392
*	Genpact Ltd.	1,154,407	17,547
	Molex Inc. Class A	732,676	13,826
			3,872,966
Materials (6.8%)
	Cliffs Natural
	Resources Inc.	1,575,254	122,886
	CF Industries Holdings Inc.	826,701	111,729
	United States Steel Corp.	1,669,806	97,550
	Sigma-Aldrich Corp.	1,411,055	93,920
	Lubrizol Corp.	785,032	83,904
	Walter Energy Inc.	615,469	78,682
	Celanese Corp. Class A	1,815,368	74,739
	Eastman Chemical Co.	840,210	70,645

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Ball Corp.	1,011,796	68,853
	Vulcan Materials Co.	1,491,871	66,179
	FMC Corp.	800,808	63,976
*	Crown Holdings Inc.	1,885,933	62,952
*	Owens-Illinois Inc.	1,902,196	58,397
	Airgas Inc.	924,442	57,741
	Allegheny
	Technologies Inc.	1,031,779	56,934
	Albemarle Corp.	955,570	53,302
	MeadWestvaco Corp.	1,986,524	51,967
	International Flavors &
	Fragrances Inc.	928,749	51,629
	Nalco Holding Co.	1,608,323	51,370
^	Martin Marietta
	Materials Inc.	529,407	48,832
	Sealed Air Corp.	1,856,289	47,242
	Ashland Inc.	869,822	44,239
	Steel Dynamics Inc.	2,395,795	43,843
	Reliance Steel &
	Aluminum Co.	820,518	41,928
	Bemis Co. Inc.	1,269,277	41,455
	Sonoco Products Co.	1,170,686	39,417
	Valspar Corp.	1,097,564	37,844
	Scotts Miracle-Gro Co.
	Class A	545,125	27,676
*	Titanium Metals Corp.	1,053,433	18,098
	Greif Inc. Class A	288,557	17,862
			1,785,791
Telecommunication Services (1.6%)
	Frontier
	Communications Corp.	11,535,856	112,244
*	NII Holdings Inc.	1,958,891	87,484
	Windstream Corp.	5,619,709	78,339
*	SBA Communications
	Corp. Class A	1,266,577	51,854
*	MetroPCS
	Communications Inc.	2,881,142	36,389
	Telephone & Data
	Systems Inc.	526,402	19,240
	Telephone & Data
	Systems Inc. - Special
	Common Shares	572,274	18,038
*	United States Cellular Corp.	217,453	10,859
*,^	Clearwire Corp. Class A	1,697,749	8,743
			423,190
Utilities (5.9%)
	DTE Energy Co.	1,963,234	88,974
	Wisconsin Energy Corp.	1,359,581	80,025
	Ameren Corp.	2,782,387	78,435
	CenterPoint Energy Inc.	4,659,704	73,251
	Constellation Energy
	Group Inc.	2,231,526	68,352
	Northeast Utilities	2,048,731	65,314
	Oneok Inc.	1,175,813	65,222

			Market
			Value
		Shares	($000)
*	NRG Energy Inc.	2,944,742	57,540
	NiSource Inc.	3,233,110	56,967
	SCANA Corp.	1,399,034	56,801
*	Calpine Corp.	4,136,720	55,184
	National Fuel Gas Co.	810,336	53,174
	Pinnacle West
	Capital Corp.	1,263,535	52,373
	OGE Energy Corp.	1,132,476	51,573
	American Water
	Works Co. Inc.	2,032,758	51,408
	NSTAR	1,204,739	50,828
	CMS Energy Corp.	2,677,106	49,794
	Allegheny Energy Inc.	1,972,715	47,819
	Pepco Holdings Inc.	2,603,948	47,522
	Alliant Energy Corp.	1,288,581	47,381
	Integrys Energy Group Inc.	898,250	43,574
	TECO Energy Inc.	2,371,008	42,204
	MDU Resources
	Group Inc.	2,079,023	42,142
	UGI Corp.	1,278,681	40,381
	NV Energy Inc.	2,734,429	38,419
	Energen Corp.	794,128	38,325
	Aqua America Inc.	1,596,353	35,886
	DPL Inc.	1,383,373	35,566
	AGL Resources Inc.	906,379	32,494
			1,546,928
Total Common Stocks
(Cost $20,955,280)			26,069,369
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
2,3	Vanguard Market
	Liquidity Fund, 0.211%	154,634,142	154,634

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Federal Home Loan
	Bank Discount Notes,
	0.240%, 3/4/11	400	400
Total Temporary Cash Investments
(Cost $155,034)			155,034
Total Investments (100.6%)
(Cost $21,110,314)			26,224,403
Other Assets and Liabilities (-0.6%)
Other Assets			231,945
Liabilities[3]			(396,716)
			(164,771)
Net Assets (100%)			26,059,632

Mid-Cap Index Fund

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	24,917,840
Overdistributed Net Investment Income	(27,251)
Accumulated Net Realized Losses	(3,945,095)
Unrealized Appreciation (Depreciation)
Investment Securities	5,114,089
Futures Contracts	49
Net Assets	26,059,632

Investor Shares—Net Assets
Applicable to 275,864,817 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,601,976
Net Asset Value Per Share—
Investor Shares	$20.31

Admiral Shares—Net Assets
Applicable to 65,484,548 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,035,578
Net Asset Value Per Share—
Admiral Shares	$92.17

Signal Shares—Net Assets
Applicable to 97,333,063 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,830,980
Net Asset Value Per Share—
Signal Shares	$29.09

Institutional Shares—Net Assets
Applicable to 382,892,369 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,795,102
Net Asset Value Per Share—
Institutional Shares	$20.36

Institutional Plus Shares—Net Assets
Applicable to 4,379,095 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	439,670
Net Asset Value Per Share—
Institutional Plus Shares	$100.40

ETF Shares—Net Assets
Applicable to 45,097,980 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,356,326
Net Asset Value Per Share—
ETF Shares	$74.42

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $78,808,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $82,253,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	327,357
Interest[1]	107
Security Lending	4,545
Total Income	332,009
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,134
Management and Administrative—Investor Shares	15,756
Management and Administrative—Admiral Shares	2,784
Management and Administrative—Signal Shares	2,144
Management and Administrative—Institutional Shares	3,061
Management and Administrative—Institutional Plus Shares	9
Management and Administrative—ETF Shares	2,149
Marketing and Distribution—Investor Shares	1,958
Marketing and Distribution—Admiral Shares	433
Marketing and Distribution—Signal Shares	713
Marketing and Distribution—Institutional Shares	1,803
Marketing and Distribution—Institutional Plus Shares	—
Marketing and Distribution—ETF Shares	712
Custodian Fees	243
Auditing Fees	30
Shareholders’ Reports—Investor Shares	167
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—Signal Shares	47
Shareholders’ Reports—Institutional Shares	145
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	132
Trustees’ Fees and Expenses	33
Total Expenses	33,469
Net Investment Income	298,540
Realized Net Gain (Loss)
Investment Securities Sold	520,698
Futures Contracts	2,336
Realized Net Gain (Loss)	523,034
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,337,125
Futures Contracts	(333)
Change in Unrealized Appreciation (Depreciation)	4,336,792
Net Increase (Decrease) in Net Assets Resulting from Operations	5,158,366

1 Interest income from an affiliated company of the fund was $102,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	298,540	216,559
Realized Net Gain (Loss)	523,034	(1,367,461)
Change in Unrealized Appreciation (Depreciation)	4,336,792	6,627,254
Net Increase (Decrease) in Net Assets Resulting from Operations	5,158,366	5,476,352
Distributions
Net Investment Income
Investor Shares	(59,374)	(74,555)
Admiral Shares	(67,510)	(26,125)
Signal Shares	(34,170)	(27,839)
Institutional Shares	(96,109)	(73,930)
Institutional Plus Shares	(5,114)	—
ETF Shares	(39,719)	(26,425)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(301,996)	(228,874)
Capital Share Transactions
Investor Shares	(2,655,777)	310,089
Admiral Shares	3,143,756	(15,864)
Signal Shares	(69,360)	100,492
Institutional Shares	302,287	512,438
Institutional Plus Shares	439,890	—
ETF Shares	556,238	536,791
Net Increase (Decrease) from Capital Share Transactions	1,717,034	1,443,946
Total Increase (Decrease)	6,573,404	6,691,424
Net Assets
Beginning of Period	19,486,228	12,794,804
End of Period[1]	26,059,632	19,486,228
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($27,251,000) and ($23,795,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.36	$11.80	$20.70	$19.78	$17.63
Investment Operations
Net Investment Income	.214	.171	.224	.269	.253
Net Realized and Unrealized Gain (Loss)
on Investments	3.951	4.571	(8.894)	.918	2.144
Total from Investment Operations	4.165	4.742	(8.670)	1.187	2.397
Distributions
Dividends from Net Investment Income	(.215)	(.182)	(.230)	(.267)	(.247)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.215)	(.182)	(.230)	(.267)	(.247)
Net Asset Value, End of Period	$20.31	$16.36	$11.80	$20.70	$19.78

Total Return[1]	25.46%	40.22%	-41.82%	6.02%	13.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,602	$6,789	$4,652	$8,075	$7,677
Ratio of Total Expenses to
Average Net Assets	0.26%	0.27%	0.22%	0.21%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.25%	1.32%	1.36%	1.30%	1.43%
Portfolio Turnover Rate[2]	16%	21%	24%	19%	18%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$74.23	$53.49	$93.93	$89.73	$79.98
Investment Operations
Net Investment Income	1.049	.855	1.099	1.327	1.226
Net Realized and Unrealized Gain (Loss)
on Investments	17.946	20.782	(40.405)	4.188	9.725
Total from Investment Operations	18.995	21.637	(39.306)	5.515	10.951
Distributions
Dividends from Net Investment Income	(1.055)	(.897)	(1.134)	(1.315)	(1.201)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.055)	(.897)	(1.134)	(1.315)	(1.201)
Net Asset Value, End of Period	$92.17	$74.23	$53.49	$93.93	$89.73

Total Return	25.59%	40.48%	-41.78%	6.17%	13.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,036	$2,184	$1,601	$2,975	$4,075
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.11%	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.39%	1.45%	1.47%	1.41%	1.52%
Portfolio Turnover Rate[1]	16%	21%	24%	19%	18%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Signal Shares
				March 30,
				2007[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$23.43	$16.89	$29.66	$29.63
Investment Operations
Net Investment Income	.341	.271	.349	.300
Net Realized and Unrealized Gain (Loss)
on Investments	5.662	6.552	(12.759)	.138
Total from Investment Operations	6.003	6.823	(12.410)	.438
Distributions
Dividends from Net Investment Income	(.343)	(.283)	(.360)	(.408)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.343)	(.283)	(.360)	(.408)
Net Asset Value, End of Period	$29.09	$23.43	$16.89	$29.66

Total Return	25.62%	40.43%	-41.78%	1.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,831	$2,346	$1,609	$2,458
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	1.39%	1.45%	1.47%	1.41%[2]
Portfolio Turnover Rate[3]	16%	21%	24%	19%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.40	$11.82	$20.76	$19.83	$17.67
Investment Operations
Net Investment Income	.247	.197	.250	.300	.286
Net Realized and Unrealized Gain (Loss)
on Investments	3.962	4.588	(8.933)	.928	2.149
Total from Investment Operations	4.209	4.785	(8.683)	1.228	2.435
Distributions
Dividends from Net Investment Income	(.249)	(.205)	(.257)	(.298)	(.275)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.249)	(.205)	(.257)	(.298)	(.275)
Net Asset Value, End of Period	$20.36	$16.40	$11.82	$20.76	$19.83

Total Return	25.67%	40.51%	-41.76%	6.22%	13.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,795	$5,960	$3,820	$6,162	$4,633
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.43%	1.51%	1.51%	1.44%	1.57%
Portfolio Turnover Rate[1]	16%	21%	24%	19%	18%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares
December 15, 2010[1] to
For a Share Outstanding Throughout the Period	December 31, 2010
Net Asset Value, Beginning of Period	$99.45
Investment Operations
Net Investment Income	.079[2]
Net Realized and Unrealized Gain (Loss)
on Investments	2.078
Total from Investment Operations	2.157
Distributions
Dividends from Net Investment Income	(1.207)
Distributions from Realized Capital Gains	—
Total Distributions	(1.207)
Net Asset Value, End of Period	$100.40

Total Return	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$440
Ratio of Total Expenses to
Average Net Assets	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	1.45%[3]
Portfolio Turnover Rate[4]	16%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$59.97	$43.21	$75.90	$72.48	$64.61
Investment Operations
Net Investment Income	.882	.696	.895	1.042	.992
Net Realized and Unrealized Gain (Loss)
on Investments	14.454	16.794	(32.656)	3.403	7.851
Total from Investment Operations	15.336	17.490	(31.761)	4.445	8.843
Distributions
Dividends from Net Investment Income	(.886)	(.730)	(.929)	(1.025)	(.973)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.886)	(.730)	(.929)	(1.025)	(.973)
Net Asset Value, End of Period	$74.42	$59.97	$43.21	$75.90	$72.48

Total Return	25.57%	40.49%	-41.79%	6.14%	13.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,356	$2,207	$1,113	$1,087	$1,582
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.39%	1.45%	1.46%	1.38%	1.52%
Portfolio Turnover Rate[1]	16%	21%	24%	19%	18%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued on December 15, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Mid-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $4,278,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.71% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,069,369	—	—
Temporary Cash Investments	154,634	400	—
Futures Contracts—Liabilities[1]	(22)	—	—
Total	26,223,981	400	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P MidCap 400 Index	March 2011	7	3,169	49

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $1,085,523,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $2,352,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $3,627,445,000 to offset future net capital gains of $14,378,000 through December 31, 2011, $63,490,000 through December 31, 2014, $1,194,245,000 through December 31, 2016, $1,793,234,000 through December 31, 2017, and $562,098,000 through December 31, 2018. In addition, the fund realized losses of $158,499,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $21,268,220,000. Net unrealized appreciation of investment securities for tax purposes was $4,956,183,000, consisting of unrealized gains of $6,201,277,000 on securities that had risen in value since their purchase and $1,245,094,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $7,670,344,000 of investment securities and sold $5,913,593,000 of investment securities, other than temporary cash investments.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,743,914	98,135	1,423,348	107,883
Issued in Lieu of Cash Distributions	56,226	2,771	69,914	4,350
Redeemed	(4,455,917)	(239,889)	(1,183,173)	(91,741)
Net Increase (Decrease)—Investor Shares	(2,655,777)	(138,983)	310,089	20,492
Admiral Shares
Issued	3,454,685	39,996	291,548	4,815
Issued in Lieu of Cash Distributions	61,091	663	22,510	309
Redeemed	(372,020)	(4,597)	(329,922)	(5,626)
Net Increase (Decrease)—Admiral Shares	3,143,756	36,062	(15,864)	(502)
Signal Shares
Issued	891,891	34,656	573,460	30,467
Issued in Lieu of Cash Distributions	29,022	998	23,904	1,038
Redeemed	(990,273)	(38,445)	(496,872)	(26,673)
Net Increase (Decrease)—Signal Shares	(69,360)	(2,791)	100,492	4,832
Institutional Shares
Issued	2,012,186	112,232	1,384,125	105,648
Issued in Lieu of Cash Distributions	92,347	4,539	71,321	4,413
Redeemed	(1,802,246)	(97,229)	(943,008)	(69,913)
Net Increase (Decrease)—Institutional Shares	302,287	19,542	512,438	40,148
Institutional Plus Shares[1]
Issued	445,711	4,436	—	—
Issued in Lieu of Cash Distributions	5,114	51	—	—
Redeemed	(10,935)	(108)	—	—
Net Increase (Decrease)—Institutional Plus Shares	439,890	4,379	—	—
ETF Shares
Issued	2,719,879	40,797	1,647,762	34,436
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,163,641)	(32,500)	(1,110,971)	(23,400)
Net Increase (Decrease)—ETF Shares	556,238	8,297	536,791	11,036
1 Inception was December 15, 2010, for Institutional Plus Shares

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics

	Investor	ETF
	Shares	Shares
Ticker Symbol	VMGIX	VOT
Expense Ratio[1]	0.30%	0.14%
30-Day SEC Yield	0.14%	0.28%

Portfolio Characteristics
		MSCI US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	242	242	3,893
Median Market Cap	$6.8B	$6.8B	$29.6B
Price/Earnings Ratio	26.1x	26.1x	18.3x
Price/Book Ratio	3.4x	3.4x	2.2x
Return on Equity	17.1%	17.1%	18.8%
Earnings Growth Rate	8.6%	8.6%	6.2%
Dividend Yield	0.5%	0.5%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	38%	—	—
Short-Term Reserves	0.6%	—	—

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	21.2%	21.2%	11.9%
Consumer Staples	3.0	3.0	9.5
Energy	14.1	14.1	10.6
Financials	7.4	7.4	16.6
Health Care	14.9	14.9	10.7
Industrials	13.9	13.9	11.4
Information
Technology	18.1	18.1	18.9
Materials	5.6	5.6	4.5
Telecommunication
Services	1.4	1.4	2.7
Utilities	0.4	0.4	3.2

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap	Market
	Growth Index	Index
R-Squared	1.00	0.90
Beta	1.00	1.13

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Cameron International	Oil & Gas
Corp.	Equipment &
	Services	1.1%
Host Hotels & Resorts	Specialized REITs
Inc.		1.0
SanDisk Corp.	Computer Storage
	& Peripherals	1.0
Starwood Hotels &	Hotels, Resorts &
Resorts Worldwide Inc.	Cruise Lines	1.0
Consol Energy Inc.	Coal & Consumable
	Fuels	1.0
Altera Corp.	Semiconductors	1.0
FMC Technologies Inc.	Oil & Gas
	Equipment &
	Services	0.9
F5 Networks Inc.	Communications
	Equipment	0.9
Life Technologies Corp.	Life Sciences Tools
	& Services	0.9
Discover Financial	Consumer Finance
Services		0.9
Top Ten		9.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the fund’s expense ratios were 0.26% for Investor Shares and 0.12% for ETF Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
			Since	Final Value
		One	Inception	of a $10,000
		Year	(8/24/2006)	Investment
	Mid-Cap Growth Index Fund Investor
	Shares	28.93%	5.20%	$12,471
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	2.63	11,194
– – – –	MSCI US Mid Cap Growth Index	29.24	5.37	12,558
	Mid-Cap Growth Funds Average	26.22	5.40	12,571

Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/17/2006)	Investment
Mid-Cap Growth Index Fund
ETF Shares Net Asset Value	29.11%	4.98%	$12,368
Dow Jones U.S. Total Stock Market Index	17.70	2.52	11,151
MSCI US Mid Cap Growth Index	29.24	5.00	12,380
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

Cumulative Returns of ETF Shares: August 17, 2006, Through December 31, 2010
		Since
	One	Inception
	Year	(8/17/2006)
Mid-Cap Growth Index Fund
ETF Shares Market Price	29.14%	23.75%
Mid-Cap Growth Index Fund
ETF Shares Net Asset Value	29.11	23.68
MSCI US Mid Cap Growth Index	29.24	23.80
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): August 24, 2006, Through December 31, 2010

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (21.2%)
	Starwood Hotels &
	Resorts Worldwide Inc.	329,144	20,005
	Virgin Media Inc.	545,864	14,869
	Cablevision Systems Corp.
	Class A	433,592	14,673
*	O’Reilly Automotive Inc.	240,257	14,516
*	BorgWarner Inc.	197,417	14,285
	Harley-Davidson Inc.	407,698	14,135
	Tiffany & Co.	220,111	13,706
*	NetFlix Inc.	77,091	13,545
	Ross Stores Inc.	211,441	13,374
	Nordstrom Inc.	303,479	12,861
	Polo Ralph Lauren Corp.
	Class A	112,662	12,497
*	CarMax Inc.	387,309	12,347
*	Dollar Tree Inc.	219,827	12,328
*	Chipotle Mexican Grill Inc.
	Class A	53,853	11,452
*	Sirius XM Radio Inc.	6,722,763	11,025
	Family Dollar Stores Inc.	218,188	10,846
	Advance Auto Parts Inc.	145,950	9,655
	International Game
	Technology	515,403	9,118
*	Apollo Group Inc. Class A	229,105	9,047
	Expedia Inc.	358,591	8,997
*	Interpublic Group
	of Cos. Inc.	845,142	8,975
	Abercrombie & Fitch Co.	152,771	8,804
*	MGM Resorts International	584,546	8,681
*	Urban Outfitters Inc.	232,828	8,338
	PetSmart Inc.	205,279	8,174
	Scripps Networks
	Interactive Inc. Class A	157,243	8,137
	Autoliv Inc.	99,623	7,864
*	Liberty Media Corp. - Capital	124,626	7,797
*	Liberty Global Inc. Class A	206,524	7,307
*	Fossil Inc.	92,979	6,553

			Market
			Value
		Shares	($000)
*	Liberty Global Inc.	188,535	6,390
*	TRW Automotive
	Holdings Corp.	115,946	6,110
*	Dick’s Sporting Goods Inc.	157,034	5,889
*	Liberty Media Corp. - Starz	84,730	5,633
*	Lear Corp.	55,466	5,475
*	LKQ Corp.	235,421	5,349
	DeVry Inc.	110,028	5,279
	Guess? Inc.	104,694	4,954
*	Goodyear Tire & Rubber Co.	398,809	4,726
	Phillips-Van Heusen Corp.	74,527	4,696
*	Royal Caribbean Cruises Ltd.	84,782	3,985
*	ITT Educational Services Inc.	58,097	3,700
^	Strayer Education Inc.	23,990	3,652
*	NVR Inc.	4,796	3,314
*	Harman International
	Industries Inc.	60,007	2,778
*	Lamar Advertising Co.
	Class A	64,964	2,588
	American Eagle
	Outfitters Inc.	160,322	2,346
*	Hyatt Hotels Corp. Class A	49,303	2,256
	CTC Media Inc.	94,197	2,207
*	Penn National Gaming Inc.	57,244	2,012
	Wendy’s/Arby’s Group Inc.
	Class A	375,638	1,736
*	Toll Brothers Inc.	85,050	1,616
*	Clear Channel Outdoor
	Holdings Inc. Class A	45,504	639
			421,241
Consumer Staples (3.0%)
*	Whole Foods Market Inc.	252,992	12,799
*	Energizer Holdings Inc.	115,500	8,420
	Dr Pepper Snapple
	Group Inc.	206,779	7,270
	Herbalife Ltd.	102,480	7,007
*	Hansen Natural Corp.	129,789	6,785
*	Green Mountain Coffee
	Roasters Inc.	193,284	6,351

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
	Alberto-Culver Co. Class B	153,724	5,694
	Flowers Foods Inc.	142,971	3,847
	Hormel Foods Corp.	44,352	2,274
			60,447
Energy (14.1%)
*	Cameron International Corp.	419,345	21,273
	Consol Energy Inc.	390,851	19,050
*	FMC Technologies Inc.	207,820	18,477
	Pioneer Natural
	Resources Co.	200,789	17,433
*	Concho Resources Inc.	151,036	13,241
*	Alpha Natural
	Resources Inc.	208,381	12,509
	Range Resources Corp.	277,106	12,464
	EQT Corp.	245,283	10,999
	QEP Resources Inc.	302,812	10,995
*	Whiting Petroleum Corp.	88,279	10,345
	Arch Coal Inc.	281,330	9,863
*	Petrohawk Energy Corp.	523,407	9,552
	Massey Energy Co.	167,922	9,009
	Helmerich & Payne Inc.	183,253	8,884
	Sunoco Inc.	208,793	8,417
	El Paso Corp.	608,516	8,373
*	Newfield Exploration Co.	115,696	8,343
*	McDermott
	International Inc.	402,127	8,320
*	Nabors Industries Ltd.	321,054	7,532
*	Oceaneering
	International Inc.	93,816	6,908
	Core Laboratories NV	77,425	6,895
	Cabot Oil & Gas Corp.	179,938	6,811
	EXCO Resources Inc.	312,369	6,066
*	Dresser-Rand Group Inc.	140,144	5,969
*	Kinder Morgan
	Management LLC	70,268	4,700
*	Forest Oil Corp.	120,959	4,593
*	Denbury Resources Inc.	229,400	4,379
*	Continental Resources Inc.	58,750	3,457
*	Quicksilver Resources Inc.	206,130	3,038
*	Cobalt International
	Energy Inc.	153,476	1,874
			279,769
Financials (7.3%)
	Host Hotels & Resorts Inc.	1,147,288	20,502
	Discover Financial Services	941,718	17,450
*	CIT Group Inc.	329,388	15,514
*	IntercontinentalExchange Inc.	109,027	12,991
*	CB Richard Ellis Group Inc.
	Class A	501,386	10,268
*	Affiliated Managers
	Group Inc.	88,515	8,782
	AvalonBay Communities Inc.	73,759	8,302
*	MSCI Inc. Class A	195,374	7,612
	Jones Lang LaSalle Inc.	73,846	6,197
	Eaton Vance Corp.	204,155	6,172

			Market
			Value
		Shares	($000)
	SEI Investments Co.	228,403	5,434
	Brown & Brown Inc.	209,275	5,010
	Janus Capital Group Inc.	316,403	4,104
	Greenhill & Co. Inc.	43,339	3,540
*,^	St. Joe Co.	160,568	3,508
	Digital Realty Trust Inc.	52,835	2,723
	Alexandria Real Estate
	Equities Inc.	32,794	2,403
	Duke Realty Corp.	151,198	1,884
*	First Horizon National Corp.	157,828	1,859
	TFS Financial Corp.	159,895	1,442
	CBOE Holdings Inc.	21,835	499
			146,196
Health Care (14.9%)
*	Life Technologies Corp.	317,371	17,614
	AmerisourceBergen Corp.
	Class A	482,664	16,469
*	Hospira Inc.	289,661	16,131
*	Edwards Lifesciences Corp.	196,221	15,863
*	Varian Medical Systems Inc.	210,535	14,586
*	Illumina Inc.	215,197	13,631
*	Alexion Pharmaceuticals Inc.	156,079	12,572
*	Waters Corp.	159,323	12,381
*	DaVita Inc.	177,339	12,323
*	Vertex Pharmaceuticals Inc.	351,129	12,300
*	Watson Pharmaceuticals Inc.	229,376	11,847
*	Cerner Corp.	121,451	11,506
*	Mylan Inc.	535,541	11,316
*	Henry Schein Inc.	158,417	9,725
*	ResMed Inc.	262,067	9,078
	Perrigo Co.	142,870	9,048
*	Mettler-Toledo
	International Inc.	57,848	8,747
*	Dendreon Corp.	249,316	8,706
	DENTSPLY International Inc.	234,929	8,028
*	Human Genome
	Sciences Inc.	325,713	7,781
*	IDEXX Laboratories Inc.	99,914	6,916
*	Covance Inc.	112,150	5,766
*	CareFusion Corp.	192,520	4,948
	Patterson Cos. Inc.	160,977	4,931
*	Gen-Probe Inc.	84,189	4,912
*	Cephalon Inc.	65,142	4,021
	Techne Corp.	60,860	3,997
*	Myriad Genetics Inc.	162,609	3,714
*	Amylin Pharmaceuticals Inc.	248,297	3,652
*	Bio-Rad Laboratories Inc.
	Class A	33,161	3,444
*	Community Health
	Systems Inc.	81,721	3,054
	Warner Chilcott plc Class A	127,545	2,877
*	Endo Pharmaceuticals
	Holdings Inc.	69,722	2,490
	Lincare Holdings Inc.	59,387	1,593
			295,967

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
Industrials (13.9%)
	Joy Global Inc.	178,640	15,497
	WW Grainger Inc.	104,432	14,423
	Fastenal Co.	229,748	13,764
	Roper Industries Inc.	163,104	12,466
	Bucyrus International Inc.
	Class A	133,308	11,918
	Flowserve Corp.	96,863	11,548
*	Stericycle Inc.	140,366	11,358
	Textron Inc.	474,664	11,221
	AMETEK Inc.	276,614	10,857
*	Jacobs Engineering
	Group Inc.	217,725	9,983
	Rockwell Automation Inc.	122,792	8,805
*	Kansas City Southern	177,564	8,498
*	AGCO Corp.	161,060	8,159
	Iron Mountain Inc.	314,015	7,853
*	Foster Wheeler AG	220,789	7,622
	Robert Half International Inc.	242,778	7,429
	Donaldson Co. Inc.	125,486	7,313
*	Quanta Services Inc.	364,492	7,261
	Dun & Bradstreet Corp.	86,566	7,106
*	Verisk Analytics Inc. Class A	195,428	6,660
	JB Hunt Transport
	Services Inc.	160,135	6,535
*	Navistar International Corp.	111,355	6,449
*	IHS Inc. Class A	72,173	5,802
*	Babcock & Wilcox Co.	201,244	5,150
	Pall Corp.	101,071	5,011
*	Shaw Group Inc.	146,215	5,005
	MSC Industrial Direct Co.
	Class A	77,276	4,999
*	Copart Inc.	123,859	4,626
	Manpower Inc.	71,076	4,461
*	Alliant Techsystems Inc.	57,301	4,265
	Covanta Holding Corp.	228,726	3,932
*	Spirit Aerosystems
	Holdings Inc. Class A	184,713	3,844
*	Sensata Technologies
	Holding NV	105,118	3,165
	SPX Corp.	43,253	3,092
*	FTI Consulting Inc.	81,063	3,022
*	Terex Corp.	93,867	2,914
*	Owens Corning	69,776	2,174
*	Hertz Global Holdings Inc.	136,919	1,984
			276,171
Information Technology (18.1%)
*	SanDisk Corp.	403,441	20,116
	Altera Corp.	531,869	18,924
*	F5 Networks Inc.	139,308	18,132
	Amphenol Corp. Class A	300,570	15,864
*	Fiserv Inc.	259,854	15,217
*	Autodesk Inc.	393,454	15,030
*	Red Hat Inc.	327,131	14,934
*	Akamai Technologies Inc.	314,384	14,792
*	BMC Software Inc.	309,270	14,579

			Market
			Value
		Shares	($000)
	Linear Technology Corp.	388,592	13,441
*	McAfee Inc.	263,303	12,194
*	Teradata Corp.	289,642	11,922
*	Cree Inc.	177,753	11,712
*	Rovi Corp.	178,645	11,078
	VeriSign Inc.	301,511	9,850
*	Atmel Corp.	798,971	9,843
*	Skyworks Solutions Inc.	309,304	8,855
*	Trimble Navigation Ltd.	206,341	8,239
*	ANSYS Inc.	156,728	8,161
*	FLIR Systems Inc.	273,748	8,144
*	Nuance
	Communications Inc.	407,059	7,400
*	ON Semiconductor Corp.	746,322	7,374
	Factset Research
	Systems Inc.	76,110	7,136
*	Western Digital Corp.	198,190	6,719
	Avago Technologies Ltd.	228,485	6,505
	Xilinx Inc.	224,046	6,493
*	Alliance Data Systems Corp.	91,165	6,475
*	Equinix Inc.	78,933	6,414
	Global Payments Inc.	137,989	6,376
*	Dolby Laboratories Inc.
	Class A	91,822	6,125
*	Electronic Arts Inc.	371,002	6,077
	Broadridge Financial
	Solutions Inc.	219,467	4,813
*	MEMC Electronic
	Materials Inc.	391,791	4,412
*	Brocade Communications
	Systems Inc.	767,454	4,060
*	Lam Research Corp.	75,172	3,892
*	Advanced Micro
	Devices Inc.	347,494	2,842
*	Genpact Ltd.	170,382	2,590
	Lender Processing
	Services Inc.	80,314	2,371
	DST Systems Inc.	32,177	1,427
			360,528
Materials (5.6%)
	CF Industries Holdings Inc.	123,056	16,631
	Sigma-Aldrich Corp.	210,056	13,981
	Lubrizol Corp.	116,885	12,493
	Celanese Corp. Class A	270,248	11,126
	Ball Corp.	150,654	10,252
	United States Steel Corp.	161,558	9,438
*	Crown Holdings Inc.	280,748	9,371
	Allegheny Technologies Inc.	153,584	8,475
	Nalco Holding Co.	239,454	7,648
	Scotts Miracle-Gro Co.
	Class A	81,218	4,124
	FMC Corp.	41,669	3,329
	Martin Marietta Materials Inc.	27,530	2,539
*	Titanium Metals Corp.	101,254	1,740
			111,147

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
Telecommunication Services (1.4%)
*	NII Holdings Inc.	291,546	13,020
*	SBA Communications
	Corp. Class A	188,070	7,700
*	MetroPCS
	Communications Inc.	428,826	5,416
*,^	Clearwire Corp. Class A	163,215	841
			26,977
	Utilities (0.4%)
*	Calpine Corp.	615,750	8,214
	Total Common Stocks
	(Cost $1,575,064)		1,986,657
Temporary Cash Investment (0.8%)
	Money Market Fund (0.8%)
1,2	Vanguard Market
	Liquidity Fund, 0.211%
	(Cost $15,157)	15,157,406	15,157
	Total Investments (100.7%)
	(Cost $1,590,221)		2,001,814
Other Assets and Liabilities (-0.7%)
	Other Assets		6,508
	Liabilities[2]		(20,728)
			(14,220)
	Net Assets (100%)		1,987,594

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	1,993,302
Overdistributed Net Investment Income	(1,217)
Accumulated Net Realized Losses	(416,084)
Unrealized Appreciation (Depreciation)	411,593
Net Assets	1,987,594

Investor Shares—Net Assets
Applicable to 39,164,384 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	958,081
Net Asset Value Per Share—
Investor Shares	$24.46

ETF Shares—Net Assets
Applicable to 16,543,506 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,029,513
Net Asset Value Per Share—
ETF Shares	$62.23

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,247,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,463,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	11,498
Interest[1]	6
Security Lending	178
Total Income	11,682
Expenses
The Vanguard Group—Note B
Investment Advisory Services	151
Management and Administrative—Investor Shares	1,431
Management and Administrative—ETF Shares	497
Marketing and Distribution—Investor Shares	174
Marketing and Distribution—ETF Shares	204
Custodian Fees	76
Auditing Fees	26
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—ETF Shares	54
Trustees’ Fees and Expenses	2
Total Expenses	2,627
Net Investment Income	9,055
Realized Net Gain (Loss) on Investment Securities Sold	51,868
Change in Unrealized Appreciation (Depreciation) of Investment Securities	326,737
Net Increase (Decrease) in Net Assets Resulting from Operations	387,660
1 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,055	5,814
Realized Net Gain (Loss)	51,868	(86,447)
Change in Unrealized Appreciation (Depreciation)	326,737	415,760
Net Increase (Decrease) in Net Assets Resulting from Operations	387,660	335,127
Distributions
Net Investment Income
Investor Shares	(3,888)	(2,593)
ETF Shares	(5,293)	(3,860)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(9,181)	(6,453)
Capital Share Transactions
Investor Shares	233,465	132,234
ETF Shares	184,112	42,626
Net Increase (Decrease) from Capital Share Transactions	417,577	174,860
Total Increase (Decrease)	796,056	503,534
Net Assets
Beginning of Period	1,191,538	688,004
End of Period[1]	1,987,594	1,191,538
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,217,000) and ($1,017,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
					Aug. 24,
					2006[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.05	$13.43	$25.50	$21.78	$20.00
Investment Operations
Net Investment Income	.104[2]	.084	.059	.081[3]	.090
Net Realized and Unrealized Gain (Loss)
on Investments	5.408	5.629	(12.065)	3.686	1.770
Total from Investment Operations	5.512	5.713	(12.006)	3.767	1.860
Distributions
Dividends from Net Investment Income	(.102)	(.093)	(.064)	(.047)	(.080)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.102)	(.093)	(.064)	(.047)	(.080)
Net Asset Value, End of Period	$24.46	$19.05	$13.43	$25.50	$21.78

Total Return[4]	28.93%	42.54%	-47.07%	17.30%	9.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$958	$546	$275	$389	$24
Ratio of Total Expenses to
Average Net Assets	0.26%	0.30%	0.25%	0.24%	0.26%[5]
Ratio of Net Investment Income to
Average Net Assets	0.57%[2]	0.55%	0.37%	0.33%	1.00%[5]
Portfolio Turnover Rate[6]	38%	43%	54%	56%	20%

1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.011 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
3 Calculated based on average shares outstanding.
4 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares
					Aug. 17,
					2006[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$48.45	$34.12	$64.85	$55.35	$51.55
Investment Operations
Net Investment Income	.326[2]	.267	.214	.275[3]	.228
Net Realized and Unrealized Gain (Loss)
on Investments	13.776	14.353	(30.717)	9.378	3.783
Total from Investment Operations	14.102	14.620	(30.503)	9.653	4.011
Distributions
Dividends from Net Investment Income	(.322)	(.290)	(.227)	(.153)	(.211)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.322)	(.290)	(.227)	(.153)	(.211)
Net Asset Value, End of Period	$62.23	$48.45	$34.12	$64.85	$55.35

Total Return	29.11%	42.85%	-47.02%	17.44%	7.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,030	$646	$413	$377	$22
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.12%	0.13%	0.13%[4]
Ratio of Net Investment Income to
Average Net Assets	0.71%[2]	0.71%	0.50%	0.44%	1.13%[4]
Portfolio Turnover Rate[5]	38%	43%	54%	56%	20%

1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.028 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
3 Calculated based on average shares outstanding.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $305,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $113,188,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $179,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $398,186,000 to offset future net capital gains of $35,000 through December 31, 2014, $480,000 through December 31, 2015, $48,884,000 through December 31, 2016, $265,769,000 through December 31, 2017, and $83,018,000 December 31, 2018. In addition, the fund realized losses of $5,204,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

Mid-Cap Growth Index Fund

At December 31, 2010, the cost of investment securities for tax purposes was $1,602,914,000. Net unrealized appreciation of investment securities for tax purposes was $398,900,000, consisting of unrealized gains of $431,299,000 on securities that had risen in value since their purchase and $32,399,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2010, the fund purchased $1,329,254,000 of investment securities and sold $914,802,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	414,672	19,377	239,949	15,221
Issued in Lieu of Cash Distributions	3,641	148	2,408	126
Redeemed	(184,848)	(9,015)	(110,123)	(7,151)
Net Increase (Decrease)—Investor Shares	233,465	10,510	132,234	8,196
ETF Shares
Issued	579,606	10,619	310,206	8,211
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(395,494)	(7,400)	(267,580)	(7,000)
Net Increase (Decrease)—ETF Shares	184,112	3,219	42,626	1,211

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics

	Investor	ETF
	Shares	Shares
Ticker Symbol	VMVIX	VOE
Expense Ratio[1]	0.30%	0.14%
30-Day SEC Yield	1.56%	1.70%

Portfolio Characteristics
			DJ
		MSCI US	U.S. Total
		Mid Cap	Market
	Fund	Value Index	Index
Number of Stocks	263	263	3,893
Median Market Cap	$5.3B	$5.3B	$29.6B
Price/Earnings Ratio	17.8x	17.8x	18.3x
Price/Book Ratio	1.6x	1.6x	2.2x
Return on Equity	11.3%	11.3%	18.8%
Earnings Growth Rate	0.3%	0.3%	6.2%
Dividend Yield	2.1%	2.1%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	37%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	11.9%	11.9%	11.9%
Consumer Staples	5.6	5.6	9.5
Energy	5.0	5.0	10.6
Financials	29.1	29.1	16.6
Health Care	5.2	5.2	10.7
Industrials	10.0	10.0	11.4
Information
Technology	11.4	11.4	18.9
Materials	8.2	8.2	4.5
Telecommunication
Services	1.9	1.9	2.7
Utilities	11.7	11.7	3.2

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap	Market
	Value Index	Index
R-Squared	1.00	0.96
Beta	1.00	1.15

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Goodrich Corp.	Aerospace &
	Defense	1.0%
Dover Corp.	Industrial
	Machinery	1.0
Cliffs Natural Resources	Steel
Inc.		1.0
Cooper Industries plc	Electrical
	Components &
	Equipment	0.9
Frontier	Integrated
Communications Corp.	Telecommunication
	Services	0.9
Humana Inc.	Managed Health
	Care	0.8
Fortune Brands Inc.	Housewares &
	Specialties	0.8
Mattel Inc.	Leisure Products	0.8
Liberty Media Corp. -	Catalog Retail
Interactive		0.8
Lincoln National Corp.	Life & Health
	Insurance	0.8
Top Ten		8.8%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year.  For the fiscal year ended December 31, 2010, the expense ratios were 0.26% for Investor Shares and 0.12% for ETF Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
			Since	Final Value
		One	Inception	of a $10,000
		Year	(8/24/2006)	Investment
	Mid-Cap Value Index Fund Investor
	Shares	21.63%	3.05%	$11,399
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	2.63	11,194
– – – –	MSCI US Mid Cap Value Index	21.96	3.22	11,481
	Mid-Cap Value Funds Average	22.39	3.50	11,615

Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/17/2006)	Investment
Mid-Cap Value Index Fund
ETF Shares Net Asset Value	21.83%	3.05%	$11,404
Dow Jones U.S. Total Stock Market Index	17.70	2.52	11,151
MSCI US Mid Cap Value Index	21.96	3.08	11,418
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

Cumulative Returns of ETF Shares: August 17, 2006, Through December 31, 2010
		Since
	One	Inception
	Year	(8/17/2006)
Mid-Cap Value Index Fund
ETF Shares Market Price	21.80%	14.10%
Mid-Cap Value Index Fund
ETF Shares Net Asset Value	21.83	14.04
MSCI US Mid Cap Value Index	21.96	14.18
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): August 24, 2006, Through December 31, 2010

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.9%)
	Fortune Brands Inc.	199,126	11,997
	Mattel Inc.	470,278	11,959
*	Liberty Media
	Corp. - Interactive	743,726	11,729
	Limited Brands Inc.	361,404	11,106
	Genuine Parts Co.	206,015	10,577
	Whirlpool Corp.	99,321	8,823
	Darden Restaurants Inc.	171,928	7,984
	Hasbro Inc.	164,499	7,761
	Wyndham Worldwide Corp.	233,436	6,994
	Newell Rubbermaid Inc.	363,601	6,610
*	Royal Caribbean Cruises Ltd.	118,831	5,585
	H&R Block Inc.	403,372	4,804
	Gannett Co. Inc.	311,927	4,707
	DR Horton Inc.	374,640	4,469
	Leggett & Platt Inc.	191,484	4,358
*	Mohawk Industries Inc.	76,192	4,325
*	GameStop Corp. Class A	186,835	4,275
	Foot Locker Inc.	204,257	4,008
	Lennar Corp. Class A	200,654	3,762
	Washington Post Co.
	Class B	7,728	3,397
*	Pulte Group Inc.	449,881	3,383
	Autoliv Inc.	40,518	3,199
	Brinker International Inc.	132,889	2,775
*	NVR Inc.	3,640	2,515
*	TRW Automotive
	Holdings Corp.	47,400	2,498
*	Toll Brothers Inc.	119,514	2,271
*	Lear Corp.	22,652	2,236
*	Harman International
	Industries Inc.	45,494	2,106
	Phillips-Van Heusen Corp.	30,367	1,913
	American Eagle
	Outfitters Inc.	121,205	1,773
*,^	AutoNation Inc.	57,418	1,619
*	Penn National Gaming Inc.	43,318	1,523

			Market
			Value
		Shares	($000)
*	Lamar Advertising Co.
	Class A	26,422	1,053
*	Hyatt Hotels Corp. Class A	20,201	924
	Wendy’s/Arby’s Group Inc.
	Class A	152,696	705
*	Clear Channel Outdoor
	Holdings Inc. Class A	18,682	262
			169,985
Consumer Staples (5.6%)
	Bunge Ltd.	174,170	11,412
	Coca-Cola Enterprises Inc.	447,959	11,212
	JM Smucker Co.	156,141	10,251
	McCormick & Co. Inc.	157,831	7,344
	Tyson Foods Inc. Class A	381,656	6,572
	Church & Dwight Co. Inc.	92,802	6,405
	Dr Pepper Snapple
	Group Inc.	156,081	5,488
*	Constellation Brands Inc.
	Class A	244,704	5,420
*	Ralcorp Holdings Inc.	71,787	4,667
*	Smithfield Foods Inc.	195,148	4,026
	Hormel Foods Corp.	62,274	3,192
	SUPERVALU Inc.	277,007	2,667
*	Dean Foods Co.	237,635	2,101
			80,757
Energy (5.0%)
	Cimarex Energy Co.	109,949	9,734
*	Pride International Inc.	229,494	7,573
	El Paso Corp.	459,916	6,329
*	Newfield Exploration Co.	87,342	6,298
*	Denbury Resources Inc.	322,203	6,151
*	Plains Exploration &
	Production Co.	183,235	5,889
*	Rowan Cos. Inc.	149,817	5,230
	Patterson-UTI Energy Inc.	201,579	4,344
	Southern Union Co.	154,714	3,724
	Tidewater Inc.	67,274	3,622
*	Kinder Morgan
	Management LLC	53,086	3,550

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
*	Tesoro Corp.	186,600	3,460
*	Nabors Industries Ltd.	130,366	3,058
*	Forest Oil Corp.	49,155	1,867
			70,829
Financials (29.1%)
	Lincoln National Corp.	414,066	11,515
	Regions Financial Corp.	1,641,940	11,494
	Ventas Inc.	205,275	10,773
	ProLogis	728,255	10,516
	Unum Group	427,282	10,349
	New York Community
	Bancorp Inc.	540,982	10,197
	KeyCorp	1,150,805	10,185
	XL Group plc Class A	447,204	9,758
	Comerica Inc.	230,572	9,739
	Kimco Realty Corp.	530,599	9,572
*	American International
	Group Inc.	159,004	9,162
	Health Care REIT Inc.	189,515	9,028
*	Genworth Financial Inc.
	Class A	639,391	8,402
	Macerich Co.	169,997	8,053
*	SLM Corp.	634,659	7,990
	Plum Creek Timber Co. Inc.	211,341	7,915
	Huntington Bancshares Inc.	1,128,674	7,754
	Willis Group Holdings plc	222,552	7,707
	PartnerRe Ltd.	93,911	7,546
	Leucadia National Corp.	254,377	7,423
	Legg Mason Inc.	202,071	7,329
	AMB Property Corp.	220,024	6,977
	SL Green Realty Corp.	102,214	6,900
	People’s United
	Financial Inc.	484,621	6,789
	Cincinnati Financial Corp.	202,068	6,403
	Torchmark Corp.	105,658	6,312
	AvalonBay Communities Inc.	55,686	6,267
	Federal Realty
	Investment Trust	80,273	6,256
	Everest Re Group Ltd.	73,561	6,239
	Nationwide Health
	Properties Inc.	161,814	5,887
*	Arch Capital Group Ltd.	64,986	5,722
	UDR Inc.	234,560	5,517
	Rayonier Inc.	104,923	5,511
	Zions Bancorporation	226,509	5,488
	Chimera Investment Corp.	1,317,253	5,414
	Assurant Inc.	139,325	5,367
	Axis Capital Holdings Ltd.	149,033	5,347
	Realty Income Corp.	153,125	5,237
	Reinsurance Group of
	America Inc. Class A	95,656	5,138
	WR Berkley Corp.	174,575	4,780
	Liberty Property Trust	148,675	4,746
*	Markel Corp.	12,141	4,591
	RenaissanceRe Holdings Ltd.	71,706	4,567

			Market
			Value
		Shares	($000)
	Marshall & Ilsley Corp.	654,682	4,530
	Regency Centers Corp.	107,087	4,523
	Old Republic
	International Corp.	321,469	4,382
	HCC Insurance Holdings Inc.	150,697	4,361
	Cullen/Frost Bankers Inc.	71,325	4,359
	Transatlantic Holdings Inc.	83,378	4,304
	Raymond James Financial Inc.	129,965	4,250
*	NASDAQ OMX Group Inc.	172,310	4,085
	Jefferies Group Inc.	145,969	3,887
	Fidelity National
	Financial Inc. Class A	283,435	3,877
	Commerce Bancshares Inc.	97,174	3,861
	Digital Realty Trust Inc.	74,263	3,827
	City National Corp.	61,278	3,760
	Hospitality Properties Trust	161,398	3,719
	Assured Guaranty Ltd.	204,221	3,615
	Weingarten Realty Investors	149,369	3,549
	Alexandria Real Estate
	Equities Inc.	46,036	3,373
	White Mountains
	Insurance Group Ltd.	9,949	3,339
	Associated Banc-Corp	214,582	3,251
	American Financial
	Group Inc.	99,222	3,204
	Federated Investors Inc.
	Class B	121,271	3,174
	Duke Realty Corp.	213,479	2,660
*	First Horizon National Corp.	221,469	2,609
	Piedmont Office Realty
	Trust Inc. Class A	121,772	2,452
	Validus Holdings Ltd.	79,442	2,432
	Capitol Federal Financial Inc.	187,140	2,229
	BOK Financial Corp.	35,647	1,904
	Mercury General Corp.	35,893	1,544
*	LPL Investment Holdings Inc.	20,934	761
			415,683
Health Care (5.2%)
*	Humana Inc.	221,246	12,111
	Beckman Coulter Inc.	90,491	6,808
*	Hologic Inc.	338,578	6,372
*	Coventry Health Care Inc.	193,903	5,119
	Universal Health Services
	Inc. Class B	117,457	5,100
*	King Pharmaceuticals Inc.	326,473	4,587
	Pharmaceutical Product
	Development Inc.	147,656	4,007
	Omnicare Inc.	154,556	3,924
*	Alere Inc.	105,342	3,856
*	CareFusion Corp.	145,205	3,732
*	Kinetic Concepts Inc.	84,585	3,542
*	Endo Pharmaceuticals
	Holdings Inc.	97,975	3,499
*	Charles River Laboratories
	International Inc.	86,686	3,081

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
*	Cephalon Inc.	49,091	3,030
*	Community Health
	Systems Inc.	61,747	2,307
	Lincare Holdings Inc.	83,312	2,235
	Warner Chilcott plc Class A	51,773	1,168
			74,478
Industrials (10.0%)
	Goodrich Corp.	163,827	14,428
	Dover Corp.	244,087	14,267
	Cooper Industries plc	218,053	12,710
*	United Continental
	Holdings Inc.	413,232	9,843
	Rockwell Automation Inc.	92,764	6,652
	Pitney Bowes Inc.	270,293	6,536
	KBR Inc.	204,177	6,221
	Masco Corp.	470,288	5,954
	Equifax Inc.	163,394	5,817
	Avery Dennison Corp.	129,369	5,478
	Timken Co.	107,580	5,135
	Cintas Corp.	179,941	5,031
	Pentair Inc.	129,073	4,713
	RR Donnelley & Sons Co.	269,723	4,712
*	URS Corp.	109,560	4,559
	Pall Corp.	76,370	3,786
	Ryder System Inc.	68,570	3,610
	Towers Watson & Co.
	Class A	67,343	3,506
*	Aecom Technology Corp.	121,322	3,393
	Manpower Inc.	53,811	3,377
*	Owens Corning	98,171	3,058
	Harsco Corp.	105,213	2,980
*	Hertz Global Holdings Inc.	192,362	2,787
	SPX Corp.	32,735	2,340
*	Terex Corp.	71,095	2,207
			143,100
Information Technology (11.4%)
	Computer Sciences Corp.	201,923	10,015
*	Micron Technology Inc.	1,169,705	9,381
*	Seagate Technology plc	616,812	9,271
	Maxim Integrated
	Products Inc.	390,061	9,213
	KLA-Tencor Corp.	219,472	8,480
	Microchip Technology Inc.	242,963	8,312
*	Flextronics
	International Ltd.	1,026,952	8,062
*	SAIC Inc.	496,864	7,880
	Harris Corp.	168,666	7,641
*	Avnet Inc.	198,555	6,558
*	Lam Research Corp.	105,541	5,465
*	Arrow Electronics Inc.	154,057	5,276
*	Synopsys Inc.	192,935	5,192
	Jabil Circuit Inc.	255,708	5,137
*	Western Digital Corp.	149,913	5,082
*	LSI Corp.	838,625	5,023

			Market
			Value
		Shares	($000)
	Xilinx Inc.	169,253	4,905
	National
	Semiconductor Corp.	312,879	4,305
*	Advanced Micro
	Devices Inc.	486,728	3,981
*	Ingram Micro Inc.	204,634	3,907
*	Novellus Systems Inc.	120,048	3,880
*	Lexmark International Inc.
	Class A	102,727	3,577
*	IAC/InterActiveCorp	120,019	3,445
	Total System Services Inc.	219,158	3,371
*	AOL Inc.	139,626	3,311
	Tellabs Inc.	473,197	3,208
*	Electronic Arts Inc.	150,893	2,472
	Molex Inc.	81,042	1,841
	Molex Inc. Class A	97,402	1,838
	Lender Processing
	Services Inc.	60,886	1,797
	DST Systems Inc.	24,512	1,087
			162,913
Materials (8.2%)
	Cliffs Natural Resources Inc.	177,094	13,815
	Walter Energy Inc.	69,233	8,851
	Eastman Chemical Co.	94,393	7,937
	Vulcan Materials Co.	167,619	7,436
*	Owens-Illinois Inc.	213,719	6,561
	Airgas Inc.	103,921	6,491
	Albemarle Corp.	107,429	5,992
	MeadWestvaco Corp.	223,179	5,838
	International Flavors &
	Fragrances Inc.	104,346	5,801
	Sealed Air Corp.	208,678	5,311
	Ashland Inc.	97,718	4,970
	Steel Dynamics Inc.	269,399	4,930
	Reliance Steel &
	Aluminum Co.	92,330	4,718
	FMC Corp.	58,544	4,677
	Bemis Co. Inc.	142,762	4,663
	Sonoco Products Co.	131,576	4,430
	Valspar Corp.	123,438	4,256
	United States Steel Corp.	65,671	3,836
	Martin Marietta
	Materials Inc.	38,713	3,571
	Greif Inc. Class A	32,171	1,991
*	Titanium Metals Corp.	41,052	705
			116,780
Telecommunication Services (1.9%)
	Frontier
	Communications Corp.	1,296,668	12,617
	Windstream Corp.	631,692	8,806
	Telephone & Data
	Systems Inc.	65,047	2,377
	Telephone & Data
	Systems Inc.	58,409	1,841

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
*	United States Cellular Corp.	24,332	1,215
*	Clearwire Corp. Class A	66,613	343
			27,199
Utilities (11.7%)
	DTE Energy Co.	220,587	9,997
	Wisconsin Energy Corp.	152,764	8,992
	Ameren Corp.	312,745	8,816
	CenterPoint Energy Inc.	523,843	8,235
	Constellation Energy
	Group Inc.	250,721	7,680
	Northeast Utilities	230,229	7,340
	Oneok Inc.	132,146	7,330
*	NRG Energy Inc.	330,860	6,465
	NiSource Inc.	363,232	6,400
	SCANA Corp.	157,181	6,382
	National Fuel Gas Co.	91,043	5,974
	Pinnacle West Capital Corp.	142,038	5,888
	OGE Energy Corp.	127,283	5,796
	American Water
	Works Co. Inc.	228,503	5,779
	NSTAR	135,462	5,715
	CMS Energy Corp.	300,975	5,598
	Allegheny Energy Inc.	221,806	5,377
	Pepco Holdings Inc.	292,534	5,339
	Alliant Energy Corp.	144,836	5,326
	Integrys Energy Group Inc.	101,034	4,901
	TECO Energy Inc.	266,535	4,744
	MDU Resources Group Inc.	233,761	4,738
	UGI Corp.	143,739	4,539
	NV Energy Inc.	307,423	4,319
	Energen Corp.	89,379	4,313
	Aqua America Inc.	179,480	4,035
	DPL Inc.	155,348	3,994
	AGL Resources Inc.	101,962	3,655
			167,667
Total Common Stocks
(Cost $1,192,360)			1,429,391
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
1,2	Vanguard Market
	Liquidity Fund, 0.211% 3,630,575		3,631

	Face	Market
	Amount	Value
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
3 Freddie Mac Discount
Notes, 0.281%, 6/21/11	100	100
Total Temporary Cash Investments
(Cost $3,731)		3,731
Total Investments (100.3%)
(Cost $1,196,091)		1,433,122
Other Assets and Liabilities (-0.3%)
Other Assets		3,520
Liabilities[2]		(7,725)
		(4,205)
Net Assets (100%)		1,428,917

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	1,446,703
Overdistributed Net Investment Income	(1,025)
Accumulated Net Realized Losses	(253,792)
Unrealized Appreciation (Depreciation)	237,031
Net Assets	1,428,917

Investor Shares—Net Assets
Applicable to 32,761,452 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	683,227
Net Asset Value Per Share—
Investor Shares	$20.85

ETF Shares—Net Assets
Applicable to 14,076,418 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	745,690
Net Asset Value Per Share—
ETF Shares	$52.97

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,548,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,647,000 of collateral received for securities on loan.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	27,934
Interest[1]	4
Security Lending	239
Total Income	28,177
Expenses
The Vanguard Group—Note B
Investment Advisory Services	146
Management and Administrative—Investor Shares	1,196
Management and Administrative—ETF Shares	391
Marketing and Distribution—Investor Shares	160
Marketing and Distribution—ETF Shares	191
Custodian Fees	134
Auditing Fees	28
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—ETF Shares	55
Trustees’ Fees and Expenses	2
Total Expenses	2,319
Net Investment Income	25,858
Realized Net Gain (Loss) on Investment Securities Sold	59,785
Change in Unrealized Appreciation (Depreciation) of Investment Securities	160,809
Net Increase (Decrease) in Net Assets Resulting from Operations	246,452
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,858	18,029
Realized Net Gain (Loss)	59,785	841
Change in Unrealized Appreciation (Depreciation)	160,809	285,591
Net Increase (Decrease) in Net Assets Resulting from Operations	246,452	304,461
Distributions
Net Investment Income
Investor Shares	(12,041)	(8,157)
ETF Shares	(14,165)	(10,955)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(26,206)	(19,112)
Capital Share Transactions
Investor Shares	121,110	127,845
ETF Shares	45,225	53,303
Net Increase (Decrease) from Capital Share Transactions	166,335	181,148
Total Increase (Decrease)	386,581	466,497
Net Assets
Beginning of Period	1,042,336	575,839
End of Period[1]	1,428,917	1,042,336
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,025,000) and ($677,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
					Aug. 24,
					2006[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$17.45	$12.92	$20.95	$22.34	$20.00
Investment Operations
Net Investment Income	.371	.300	.466[2]	.427	.140
Net Realized and Unrealized Gain (Loss)
on Investments	3.403	4.551	(8.156)	(1.407)	2.340
Total from Investment Operations	3.774	4.851	(7.690)	(.980)	2.480
Distributions
Dividends from Net Investment Income	(.374)	(.321)	(.340)	(.410)	(.140)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.374)	(.321)	(.340)	(.410)	(.140)
Net Asset Value, End of Period	$20.85	$17.45	$12.92	$20.95	$22.34

Total Return[3]	21.63%	37.61%	-36.64%	-4.37%	12.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$683	$459	$217	$195	$65
Ratio of Total Expenses to
Average Net Assets	0.26%	0.30%	0.25%	0.24%	0.26%[4]
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.14%	2.73%	2.48%	2.50%[4]
Portfolio Turnover Rate[5]	37%	47%	45%	46%	16%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares
					Aug. 17,
					2006[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$44.31	$32.80	$53.16	$56.67	$51.00
Investment Operations
Net Investment Income	1.004	.812	1.261[2]	1.133	.373
Net Realized and Unrealized Gain (Loss)
on Investments	8.669	11.562	(20.716)	(3.553)	5.661
Total from Investment Operations	9.673	12.374	(19.455)	(2.420)	6.034
Distributions
Dividends from Net Investment Income	(1.013)	(.864)	(.905)	(1.090)	(.364)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.013)	(.864)	(.905)	(1.090)	(.364)
Net Asset Value, End of Period	$52.97	$44.31	$32.80	$53.16	$56.67

Total Return	21.83%	37.75%	-36.53%	-4.27%	11.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$746	$583	$359	$215	$46
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.12%	0.13%	0.13%[3]
Ratio of Net Investment Income to
Average Net Assets	2.13%	2.30%	2.86%	2.59%	2.63%[3]
Portfolio Turnover Rate[4]	37%	47%	45%	46%	16%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $232,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,429,391	—	—
Temporary Cash Investments	3,631	100	—
Total	1,433,022	100	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $97,850,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Mid-Cap Value Index Fund

For tax purposes, at December 31, 2010, the fund had $166,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $237,495,000 to offset future net capital gains of $11,000 through December 31, 2014, $390,000 through December 31, 2015, $47,840,000 through December 31, 2016, $125,799,000 through December 31, 2017, and $63,455,000 through December 31, 2018. In addition, the fund realized losses of $8,006,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $1,204,383,000. Net unrealized appreciation of investment securities for tax purposes was $228,739,000, consisting of unrealized gains of $252,962,000 on securities that had risen in value since their purchase and $24,223,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2010, the fund purchased $971,732,000 of investment securities and sold $803,302,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	344,847	18,314	232,424	16,895
Issued in Lieu of Cash Distributions	10,842	521	7,299	424
Redeemed	(234,579)	(12,402)	(111,878)	(7,760)
Net Increase (Decrease)—Investor Shares	121,110	6,433	127,845	9,559
ETF Shares
Issued	390,154	8,222	413,523	10,904
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(344,929)	(7,300)	(360,220)	(8,700)
Net Increase (Decrease)—ETF Shares	45,225	922	53,303	2,204

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2011

Special 2010 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Extended Market	135,468
Mid-Cap	284,692
Mid-Cap Growth	9,181
Mid-Cap Value	23,195

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Extended Market	78.4%
Mid-Cap	86.8
Mid-Cap Growth	100.0
Mid-Cap Value	82.8

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios
Periods Ended December 31, 2010
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund Investor Shares
Returns Before Taxes	27.37%	5.04%	5.98%
Returns After Taxes on Distributions	27.16	4.79	5.64
Returns After Taxes on Distributions and Sale of Fund Shares	17.96	4.25	5.07

	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund Investor Shares
Returns Before Taxes	25.46%	4.27%	6.78%
Returns After Taxes on Distributions	25.25	4.03	6.45
Returns After Taxes on Distributions and Sale of Fund Shares	16.80	3.61	5.82

			Since
		One	Inception
		Year	(8/24/2006)
Mid-Cap Growth Index Fund Investor Shares
Returns Before Taxes		28.93%	5.20%
Returns After Taxes on Distributions		28.85	5.13
Returns After Taxes on Distributions and Sale of Fund Shares		18.91	4.47

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios
Periods Ended December 31, 2010

		Since
	One	Inception
	Year	(8/24/2006)
Mid-Cap Value Index Fund Investor Shares
Returns Before Taxes	21.63%	3.05%
Returns After Taxes on Distributions	21.26	2.66
Returns After Taxes on Distributions and Sale of Fund Shares	14.44	2.49

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,296.64	$1.51
Admiral Shares	1,000.00	1,297.61	0.69
Signal Shares	1,000.00	1,297.69	0.69
Institutional Shares	1,000.00	1,297.83	0.46
ETF Shares	1,000.00	1,297.77	0.69
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,281.87	$1.50
Admiral Shares	1,000.00	1,282.82	0.69
Signal Shares	1,000.00	1,282.85	0.69
Institutional Shares	1,000.00	1,283.05	0.46
ETF Shares	1,000.00	1,282.71	0.69
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,331.98	$1.53
ETF Shares	1,000.00	1,333.15	0.71
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,230.11	$1.46
ETF Shares	1,000.00	1,231.36	0.67

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2010	12/31/2010	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.60	0.61
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.60	0.61
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
ETF Shares	1,000.00	1,024.60	0.61
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
ETF Shares	1,000.00	1,024.60	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Mid-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.26% for Investor Shares and 0.12% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.26% for Investor Shares and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. This table does not include data for funds or share classes of funds with fewer than six months of history.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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This material may be used in conjunction
with the offering of shares of any Vanguard	S&P® is a registered trademark of Standard & Poor’s
fund only if preceded or accompanied by	Financial Services LLC (“S&P”) and has been licensed
the fund’s current prospectus.	for use by The Vanguard Group, Inc. The Vanguard
mutual funds are not sponsored, endorsed, sold, or
All comparative mutual fund data are from Lipper Inc. or	promoted by S&P or its Affiliates, and S&P and its
Morningstar, Inc., unless otherwise noted.	Affiliates make no representation, warranty, or
You can obtain a free copy of Vanguard’s proxy voting	condition regarding the advisability of buying, selling,
guidelines by visiting vanguard.com/proxyreporting or by	or holding units/shares in the funds.
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022011

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (13.9%)
*	Las Vegas Sands Corp.	2,059,740	94,645
*	BorgWarner Inc.	739,028	53,476
*	Dollar Tree Inc.	813,539	45,623
*	Chipotle Mexican Grill Inc. Class A	201,026	42,750
*	Liberty Global Inc.	1,249,820	42,356
*	Sirius XM Radio Inc.	25,492,439	41,808
*	Royal Caribbean Cruises Ltd.	880,887	41,402
	Advance Auto Parts Inc.	546,082	36,123
*	Lear Corp.	330,064	32,581
	PetSmart Inc.	764,020	30,423
*	TRW Automotive Holdings Corp.	545,183	28,731
	Phillips-Van Heusen Corp.	431,220	27,171
	Gentex Corp.	911,804	26,953
*	MGM Resorts International	1,786,166	26,525
*	DISH Network Corp. Class A	1,305,107	25,658
*	NVR Inc.	36,646	25,323
	Williams-Sonoma Inc.	689,423	24,605
*	Signet Jewelers Ltd.	556,640	24,158
*	Fossil Inc.	333,762	23,524
	Tractor Supply Co.	473,712	22,970
*	Dick's Sporting Goods Inc.	575,802	21,593
*	LKQ Corp.	937,897	21,309
*	Mohawk Industries Inc.	365,463	20,744
*	Hyatt Hotels Corp. Class A	440,729	20,168
*	Deckers Outdoor Corp.	250,581	19,981
*	Panera Bread Co. Class A	197,207	19,959
	Foot Locker Inc.	1,011,352	19,843
	Sotheby's	435,710	19,607
	Tupperware Brands Corp.	410,256	19,557
	Guess? Inc.	412,321	19,511
	American Eagle Outfitters Inc.	1,271,320	18,599
	Jarden Corp.	597,419	18,442
*	J Crew Group Inc.	415,355	17,918
*	Toll Brothers Inc.	937,466	17,812
*	Tempur-Pedic International Inc.	442,714	17,735
	Polaris Industries Inc.	220,187	17,179
*	WMS Industries Inc.	376,400	17,028
*	Tenneco Inc.	388,235	15,980
*	Warnaco Group Inc.	289,193	15,926
*	Hanesbrands Inc.	622,272	15,806
*	Dana Holding Corp.	917,247	15,786
*	Penn National Gaming Inc.	437,205	15,368
*	Lamar Advertising Co. Class A	372,281	14,832
*	Aeropostale Inc.	600,664	14,800
*	Bally Technologies Inc.	349,768	14,757
	Chico's FAS Inc.	1,161,395	13,972
	Rent-A-Center Inc.	427,323	13,794
	Strayer Education Inc.	90,184	13,728
*	DreamWorks Animation SKG Inc. Class A	465,275	13,712
	John Wiley & Sons Inc. Class A	301,456	13,638
*	Dollar General Corp.	443,124	13,591
	Service Corp. International	1,599,823	13,199
*,^	Under Armour Inc. Class A	228,600	12,536
	Brinker International Inc.	599,709	12,522
*	Vail Resorts Inc.	235,349	12,248
*	Dress Barn Inc.	450,104	11,892
*	Cheesecake Factory Inc.	385,848	11,830
*	Coinstar Inc.	205,788	11,615
*,^	Liberty Global Inc. Class A	324,973	11,498
*	Saks Inc.	1,045,277	11,184
*	Life Time Fitness Inc.	272,090	11,153

1

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Live Nation Entertainment Inc.	969,735	11,074
Dillard's Inc. Class A	290,621	11,026
* Carter's Inc.	373,561	11,024
* Gaylord Entertainment Co.	306,423	11,013
* ITT Educational Services Inc.	170,055	10,831
Brunswick Corp.	575,991	10,794
* Jo-Ann Stores Inc.	175,800	10,587
* AnnTaylor Stores Corp.	382,611	10,480
* Valassis Communications Inc.	322,785	10,442
* Madison Square Garden Inc. Class A	394,219	10,163
Wolverine World Wide Inc.	317,573	10,124
Six Flags Entertainment Corp.	180,971	9,845
* OfficeMax Inc.	552,466	9,779
* Office Depot Inc.	1,799,920	9,720
* CROCS Inc.	566,813	9,704
Wendy's/Arby's Group Inc. Class A	2,092,187	9,666
Aaron's Inc.	474,030	9,665
Cooper Tire & Rubber Co.	399,869	9,429
* Eastman Kodak Co.	1,746,705	9,362
Thor Industries Inc.	275,606	9,360
* Sally Beauty Holdings Inc.	629,704	9,150
* Iconix Brand Group Inc.	471,221	9,099
* Career Education Corp.	428,251	8,878
* Collective Brands Inc.	418,662	8,834
Jones Group Inc.	566,214	8,799
Men's Wearhouse Inc.	342,520	8,556
Hillenbrand Inc.	404,771	8,423
* Childrens Place Retail Stores Inc.	168,850	8,382
Cracker Barrel Old Country Store Inc.	152,621	8,359
Weight Watchers International Inc.	220,418	8,263
* Pier 1 Imports Inc.	762,938	8,011
* Orient-Express Hotels Ltd. Class A	610,253	7,927
Morningstar Inc.	148,455	7,880
* HSN Inc.	251,436	7,704
* Jack in the Box Inc.	358,049	7,566
* New York Times Co. Class A	767,767	7,524
* Ulta Salon Cosmetics & Fragrance Inc.	218,479	7,428
Pool Corp.	322,959	7,279
Arbitron Inc.	175,182	7,274
PF Chang's China Bistro Inc.	149,819	7,260
* JOS A Bank Clothiers Inc.	179,502	7,237
* Capella Education Co.	108,585	7,230
Choice Hotels International Inc.	185,895	7,114
MDC Holdings Inc.	245,141	7,053
National CineMedia Inc.	352,127	7,011
* Hibbett Sports Inc.	185,945	6,861
Monro Muffler Brake Inc.	196,800	6,807
Matthews International Corp. Class A	193,588	6,772
Bob Evans Farms Inc.	197,995	6,526
* Texas Roadhouse Inc. Class A	377,643	6,484
Group 1 Automotive Inc.	154,818	6,465
* Timberland Co. Class A	261,308	6,426
Buckle Inc.	169,587	6,405
KB Home	469,057	6,328
* Steven Madden Ltd.	149,825	6,251
* Shutterfly Inc.	178,282	6,245
Regis Corp.	374,354	6,214
Finish Line Inc. Class A	353,383	6,075
Regal Entertainment Group Class A	511,491	6,005
* Helen of Troy Ltd.	199,389	5,930
* Genesco Inc.	156,529	5,868
American Greetings Corp. Class A	261,044	5,785
* K12 Inc.	201,354	5,771
* Cabela's Inc.	262,813	5,716

2

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Pinnacle Entertainment Inc.	399,080	5,595
*	Ruby Tuesday Inc.	422,025	5,512
*	CEC Entertainment Inc.	141,434	5,492
*,^	Blue Nile Inc.	93,858	5,356
*	Domino's Pizza Inc.	335,428	5,350
	Cato Corp. Class A	191,958	5,262
*	BJ's Restaurants Inc.	146,788	5,201
*	Buffalo Wild Wings Inc.	118,320	5,188
*	Penske Automotive Group Inc.	293,516	5,113
	International Speedway Corp. Class A	192,695	5,043
*	DineEquity Inc.	100,909	4,983
*	American Axle & Manufacturing Holdings Inc.	386,672	4,973
	Ryland Group Inc.	287,448	4,895
*	99 Cents Only Stores	304,753	4,858
	Cinemark Holdings Inc.	280,889	4,842
*	Exide Technologies	498,751	4,693
*	Modine Manufacturing Co.	301,958	4,680
*	Meritage Homes Corp.	209,396	4,649
	PEP Boys-Manny Moe & Jack	342,270	4,597
^	Scholastic Corp.	154,889	4,575
	Columbia Sportswear Co.	74,993	4,522
*	Steiner Leisure Ltd.	96,746	4,518
*	American Public Education Inc.	120,391	4,483
*	Liz Claiborne Inc.	615,065	4,404
*	Skechers U.S.A. Inc. Class A	220,189	4,404
*,^	Education Management Corp.	240,708	4,357
	Stage Stores Inc.	249,683	4,329
*	Quiksilver Inc.	844,215	4,280
*	Interval Leisure Group Inc.	263,335	4,250
*	Scientific Games Corp. Class A	424,074	4,224
*	Belo Corp. Class A	590,899	4,184
	Stewart Enterprises Inc. Class A	607,676	4,065
*	Sonic Corp.	401,575	4,064
*	Vitamin Shoppe Inc.	119,698	4,027
*	Shuffle Master Inc.	349,806	4,005
*	Asbury Automotive Group Inc.	215,385	3,980
	Brown Shoe Co. Inc.	285,239	3,973
*	Talbots Inc.	458,254	3,904
*	Pre-Paid Legal Services Inc.	64,747	3,901
*	Boyd Gaming Corp.	365,337	3,873
*	Biglari Holdings Inc.	9,351	3,836
*	DSW Inc. Class A	97,366	3,807
*	Papa John's International Inc.	136,720	3,787
*	Lumber Liquidators Holdings Inc.	151,662	3,778
*	Grand Canyon Education Inc.	190,922	3,740
	Ethan Allen Interiors Inc.	186,805	3,738
*	True Religion Apparel Inc.	166,262	3,701
	Churchill Downs Inc.	84,594	3,671
^	Nutrisystem Inc.	174,509	3,670
*	Zumiez Inc.	135,452	3,640
	Barnes & Noble Inc.	256,821	3,634
*	Maidenform Brands Inc.	151,777	3,608
*	Krispy Kreme Doughnuts Inc.	515,070	3,595
*	Ascent Media Corp. Class A	92,582	3,588
*	Clear Channel Outdoor Holdings Inc. Class A	254,462	3,573
*	Peet's Coffee & Tea Inc.	85,416	3,565
	Fred's Inc. Class A	256,696	3,532
	Sonic Automotive Inc. Class A	256,430	3,395
	Callaway Golf Co.	418,796	3,380
	Harte-Hanks Inc.	260,276	3,324
*	Jakks Pacific Inc.	181,661	3,310
*	G-III Apparel Group Ltd.	94,132	3,309
*	Federal-Mogul Corp.	159,860	3,301
	Superior Industries International Inc.	154,505	3,279

3

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Select Comfort Corp.	352,684	3,220
*	Dorman Products Inc.	86,732	3,143
*	iRobot Corp.	123,275	3,067
*	La-Z-Boy Inc.	336,911	3,039
*	RC2 Corp.	138,573	3,017
*	Denny's Corp.	827,990	2,964
*,^	Corinthian Colleges Inc.	566,869	2,953
*	Standard Pacific Corp.	639,635	2,942
	Universal Technical Institute Inc.	132,120	2,909
	Drew Industries Inc.	126,822	2,881
*	Mediacom Communications Corp. Class A	340,383	2,880
*	Winnebago Industries Inc.	187,025	2,843
*	California Pizza Kitchen Inc.	158,335	2,736
*	Fuel Systems Solutions Inc.	92,687	2,723
*	Charming Shoppes Inc.	753,140	2,674
^	PetMed Express Inc.	148,558	2,646
*	Citi Trends Inc.	107,702	2,644
	Ameristar Casinos Inc.	168,979	2,641
*	Universal Electronics Inc.	92,863	2,634
*	Rentrak Corp.	86,961	2,623
*	Tesla Motors Inc.	96,725	2,576
	World Wrestling Entertainment Inc. Class A	178,056	2,535
*,^	hhgregg Inc.	120,801	2,531
*	Knology Inc.	158,993	2,485
*	Retail Ventures Inc.	150,966	2,461
	Sinclair Broadcast Group Inc. Class A	290,920	2,380
	Sturm Ruger & Co. Inc.	154,279	2,359
	Oxford Industries Inc.	91,863	2,353
*	EW Scripps Co. Class A	228,934	2,324
*	Wet Seal Inc. Class A	627,175	2,321
*	Beazer Homes USA Inc.	420,588	2,267
*	Pacific Sunwear of California Inc.	414,587	2,247
*	K-Swiss Inc. Class A	178,728	2,229
*	Core-Mark Holding Co. Inc.	62,582	2,227
*	Warner Music Group Corp.	391,848	2,206
*	Dex One Corp.	294,983	2,201
*	Rue21 Inc.	74,990	2,198
	Big 5 Sporting Goods Corp.	142,160	2,171
*	AFC Enterprises Inc.	154,059	2,141
	Volcom Inc.	112,831	2,129
*	Red Robin Gourmet Burgers Inc.	99,118	2,128
*	Movado Group Inc.	126,490	2,042
*	Amerigon Inc.	186,508	2,029
*	Destination Maternity Corp.	52,190	1,980
	HOT Topic Inc.	310,499	1,947
*	Overstock.com Inc.	115,867	1,909
*	Unifi Inc.	110,031	1,863
	Ambassadors Group Inc.	160,330	1,844
*,^	Bridgepoint Education Inc.	96,963	1,842
	Stein Mart Inc.	199,098	1,842
*	M/I Homes Inc.	118,474	1,822
*	Cavco Industries Inc.	38,080	1,778
*	Morgans Hotel Group Co.	193,057	1,751
	Speedway Motorsports Inc.	114,093	1,748
*	Vera Bradley Inc.	52,839	1,744
	Haverty Furniture Cos. Inc.	131,631	1,709
	Lithia Motors Inc. Class A	118,411	1,692
	Marcus Corp.	126,202	1,675
*	Furniture Brands International Inc.	304,055	1,563
	Blyth Inc.	44,315	1,528
	Christopher & Banks Corp.	248,287	1,527
*	Audiovox Corp. Class A	175,226	1,512
*	CKX Inc.	358,497	1,445
*	Smith & Wesson Holding Corp.	386,214	1,444

4

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Shoe Carnival Inc.	52,697	1,423
*	Steinway Musical Instruments Inc.	70,770	1,405
*	Coldwater Creek Inc.	436,770	1,385
	Lincoln Educational Services Corp.	89,048	1,381
*,^	McClatchy Co. Class A	294,199	1,374
*	America's Car-Mart Inc.	49,609	1,343
*	Perry Ellis International Inc.	48,851	1,342
*	AH Belo Corp. Class A	153,227	1,333
*	Entercom Communications Corp. Class A	114,572	1,327
	Spartan Motors Inc.	217,490	1,324
*	LIN TV Corp. Class A	249,498	1,322
*	MarineMax Inc.	139,070	1,300
*	Entravision Communications Corp. Class A	505,681	1,300
	Express Inc.	68,407	1,286
	Bebe Stores Inc.	212,540	1,267
*	Journal Communications Inc. Class A	249,316	1,259
	Cherokee Inc.	66,862	1,258
*	Kirkland's Inc.	89,395	1,254
*	Insignia Systems Inc.	188,040	1,228
*	Libbey Inc.	78,988	1,222
	CPI Corp.	54,013	1,218
*	Tuesday Morning Corp.	225,098	1,188
*,^	Hovnanian Enterprises Inc. Class A	283,484	1,159
*	Drugstore.Com Inc.	523,292	1,156
	Gaiam Inc. Class A	148,482	1,143
*	Isle of Capri Casinos Inc.	111,028	1,135
	Standard Motor Products Inc.	82,701	1,133
*	Valuevision Media Inc. Class A	184,257	1,126
*	Saga Communications Inc. Class A	41,857	1,102
	CSS Industries Inc.	52,699	1,086
*	Kid Brands Inc.	125,218	1,071
*	LodgeNet Interactive Corp.	249,263	1,059
*	Kenneth Cole Productions Inc. Class A	84,520	1,056
*	Systemax Inc.	74,751	1,054
*	Stoneridge Inc.	66,601	1,052
*	Orbitz Worldwide Inc.	187,605	1,049
*	Cumulus Media Inc. Class A	238,973	1,030
*	Marine Products Corp.	153,752	1,024
*	Midas Inc.	126,019	1,022
*	Casual Male Retail Group Inc.	213,903	1,014
	PRIMEDIA Inc.	240,515	1,010
*	Martha Stewart Living Omnimedia Class A	219,972	972
*	Red Lion Hotels Corp.	120,508	962
	Weyco Group Inc.	39,043	956
*	Geeknet Inc.	37,871	946
*,^	Brookfield Homes Corp.	100,588	945
*	Famous Dave's Of America Inc.	84,284	940
*	Lifetime Brands Inc.	65,566	921
	Skyline Corp.	35,069	915
*	Arctic Cat Inc.	61,197	896
*	Rocky Brands Inc.	88,584	889
*	Luby's Inc.	140,727	882
*	SuperMedia Inc.	100,436	875
	Learning Tree International Inc.	90,425	864
*	Leapfrog Enterprises Inc.	153,830	854
*	Culp Inc.	81,245	842
*	Nexstar Broadcasting Group Inc. Class A	136,245	816
*	Zale Corp.	191,550	816
*	Princeton Review Inc.	689,156	813
*	Ruth's Hospitality Group Inc.	173,111	801
*	West Marine Inc.	74,895	792
*	Caribou Coffee Co. Inc.	77,454	781
*	Sealy Corp.	266,941	779
	Tandy Leather Factory Inc.	166,905	778

5

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	Crown Media Holdings Inc. Class A	281,776	738
*	Playboy Enterprises Inc. Class B	135,980	710
*	Multimedia Games Inc.	126,282	705
*	O'Charleys Inc.	96,716	696
*	Build-A-Bear Workshop Inc.	90,099	688
	RG Barry Corp.	60,620	674
	Flexsteel Industries	37,426	662
*	Fisher Communications Inc.	30,115	656
	Hooker Furniture Corp.	45,997	650
	Shiloh Industries Inc.	54,386	650
*	Bon-Ton Stores Inc.	51,307	650
*	Monarch Casino & Resort Inc.	51,095	639
*	Hollywood Media Corp.	382,721	628
	Escalade Inc.	98,010	622
*	Joe's Jeans Inc.	389,951	608
*,^	Westwood One Inc.	66,392	606
*	New York & Co. Inc.	136,091	601
*	Jamba Inc.	258,755	587
	Collectors Universe	41,451	577
	Frisch's Restaurants Inc.	25,701	574
*	Summer Infant Inc.	75,478	572
*	1-800-Flowers.com Inc. Class A	212,399	571
*	Media General Inc. Class A	98,734	571
*	Delta Apparel Inc.	40,931	553
*	Carrols Restaurant Group Inc.	74,039	549
*	Beasley Broadcasting Group Inc. Class A	90,988	545
*	Charles & Colvard Ltd.	179,486	542
	Mac-Gray Corp.	36,218	541
*	Forward Industries Inc.	164,828	531
	Strattec Security Corp.	15,676	522
	Outdoor Channel Holdings Inc.	71,730	514
*	Bravo Brio Restaurant Group Inc.	26,732	512
*	Cost Plus Inc.	52,050	505
	Books-A-Million Inc.	86,393	501
*	Benihana Inc. Class A	61,047	496
*	Nobel Learning Communities Inc.	65,708	480
*	Dixie Group Inc.	131,574	472
*	Global Traffic Network Inc.	51,017	472
*	AC Moore Arts & Crafts Inc.	182,471	460
*	Cache Inc.	101,197	449
	Ark Restaurants Corp.	30,688	441
*	Lee Enterprises Inc.	175,451	432
*	Bassett Furniture Industries Inc.	102,110	429
*	Nautilus Inc.	239,023	425
*	Bluegreen Corp.	131,902	425
*	Navarre Corp.	194,921	413
*	Dover Motorsports Inc.	226,334	403
	Dover Downs Gaming & Entertainment Inc.	118,248	402
*	Heelys Inc.	126,864	386
*	Carmike Cinemas Inc.	49,046	379
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	837,024	377
*	McCormick & Schmick's Seafood Restaurants Inc.	41,235	375
*,^	Borders Group Inc.	413,515	372
*	MTR Gaming Group Inc.	177,769	359
*	Perfumania Holdings Inc.	39,291	354
*	Jackson Hewitt Tax Service Inc.	157,830	344
*	Vitacost.com Inc.	60,219	343
	Emerson Radio Corp.	171,078	339
*	Nathan's Famous Inc.	19,811	334
*	Trans World Entertainment Corp.	194,782	331
*	Nobility Homes Inc.	40,811	331
	Gaming Partners International Corp.	50,097	310
*	J Alexander's Corp.	57,378	301
*	VCG Holding Corp.	135,391	295

6

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Stanley Furniture Co. Inc.	94,855	295
*	Cambium Learning Group Inc.	83,816	288
*	American Apparel Inc.	171,014	284
*	Motorcar Parts of America Inc.	21,681	283
*	Carriage Services Inc. Class A	57,955	281
*,^	Conn's Inc.	57,102	267
*	Morton's Restaurant Group Inc.	41,110	266
*	Lakes Entertainment Inc.	92,413	263
*	Century Casinos Inc.	96,100	233
*	Bidz.com Inc.	189,541	224
*	Town Sports International Holdings Inc.	55,009	223
*	Benihana Inc. Class A	27,540	223
*	Ballantyne Strong Inc.	28,365	220
*	Harris Interactive Inc.	167,264	204
*	Empire Resorts Inc.	194,399	200
*	Great Wolf Resorts Inc.	72,443	190
*	Rick's Cabaret International Inc.	23,335	183
*	Premier Exhibitions Inc.	87,426	172
*	Gray Television Inc.	89,453	167
*	Archipelago Learning Inc.	16,659	163
	Winmark Corp.	4,489	151
*	Emmis Communications Corp. Class A	198,398	151
*	Infosonics Corp.	184,032	140
*	Bluefly Inc.	46,169	132
*	Playboy Enterprises Inc. Class A	22,850	122
*	Silverleaf Resorts Inc.	107,400	121
*	Dreams Inc.	44,337	117
*	US Auto Parts Network Inc.	13,039	109
*	Radio One Inc. Class A	93,623	108
*	Cosi Inc.	88,208	108
*	Golfsmith International Holdings Inc.	44,379	107
*	Duckwall-ALCO Stores Inc.	8,417	106
*	NTN Buzztime Inc.	274,389	104
	Williams Controls Inc.	9,744	103
*	Full House Resorts Inc.	28,898	98
*	Johnson Outdoors Inc. Class A	7,174	90
	Lacrosse Footwear Inc.	4,133	68
*	Syms Corp.	9,144	66
*	Adams Golf Inc.	10,608	50
*	Hallwood Group Inc.	1,737	46
*	Atrinsic Inc.	17,359	46
*	Radio One Inc.	24,633	28
*	Kona Grill Inc.	5,475	22
*	Spanish Broadcasting System Inc.	29,852	21
*	Meade Instruments Corp.	4,548	15
*	Ambassadors International Inc.	9,636	15
*	Entertainment Gaming Asia Inc.	35,584	13
*	SPAR Group Inc.	7,650	7
*	Sport Chalet Inc. Class A	1,485	4
*	Ediets.Com Inc.	8,155	4
*	Clarus Corp.	503	4
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	5,255	2
*	GameTech International Inc.	2,000	1
*	Here Media Inc.	12,670	—
			2,415,011
Consumer Staples (3.4%)
	Bunge Ltd.	941,322	61,675
*	Energizer Holdings Inc.	458,412	33,418
	Church & Dwight Co. Inc.	461,998	31,887
	Herbalife Ltd.	384,891	26,315
*	Green Mountain Coffee Roasters Inc.	753,032	24,745
	Del Monte Foods Co.	1,259,532	23,679
*	Hansen Natural Corp.	448,760	23,461

7

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Ralcorp Holdings Inc.	356,859	23,199
	Corn Products International Inc.	491,305	22,600
*	Smithfield Foods Inc.	1,078,461	22,249
	Alberto-Culver Co. Class B	557,638	20,655
*	BJ's Wholesale Club Inc.	354,731	16,992
	Flowers Foods Inc.	494,642	13,311
*	TreeHouse Foods Inc.	229,985	11,750
*	United Natural Foods Inc.	312,973	11,480
	Nu Skin Enterprises Inc. Class A	351,380	10,633
	Casey's General Stores Inc.	245,878	10,452
	Ruddick Corp.	277,836	10,235
*	Central European Distribution Corp.	400,187	9,164
	Diamond Foods Inc.	142,753	7,592
*	Hain Celestial Group Inc.	278,420	7,534
	Lancaster Colony Corp.	126,026	7,209
*	Darling International Inc.	536,017	7,118
	Snyders-Lance Inc.	300,290	7,039
	Fresh Del Monte Produce Inc.	265,751	6,630
	Universal Corp.	156,661	6,376
	Vector Group Ltd.	355,747	6,162
*	Boston Beer Co. Inc. Class A	60,967	5,797
*	Spectrum Brands Holdings Inc.	166,270	5,183
	Sanderson Farms Inc.	126,094	4,937
	Tootsie Roll Industries Inc.	159,555	4,622
	J&J Snack Foods Corp.	92,710	4,472
	WD-40 Co.	108,810	4,383
	Andersons Inc.	119,676	4,350
	B&G Foods Inc. Class A	310,733	4,266
	Pricesmart Inc.	110,748	4,212
*	Chiquita Brands International Inc.	294,283	4,126
*	Prestige Brands Holdings Inc.	326,433	3,901
*	Elizabeth Arden Inc.	164,256	3,780
*	Central Garden and Pet Co. Class A	373,907	3,694
*	Rite Aid Corp.	4,122,679	3,641
*	Pilgrim's Pride Corp.	501,228	3,554
	Nash Finch Co.	81,798	3,477
*,^	Dole Food Co. Inc.	225,191	3,042
*	Pantry Inc.	146,771	2,915
	Weis Markets Inc.	70,734	2,853
	Spartan Stores Inc.	162,405	2,753
^	Cal-Maine Foods Inc.	82,050	2,591
*	Winn-Dixie Stores Inc.	357,116	2,560
*	Medifast Inc.	85,677	2,474
*	Alliance One International Inc.	580,254	2,460
*	Smart Balance Inc.	438,771	1,900
*	USANA Health Sciences Inc.	41,576	1,806
	Ingles Markets Inc. Class A	93,251	1,790
	Inter Parfums Inc.	80,421	1,516
	National Beverage Corp.	111,489	1,465
	Calavo Growers Inc.	59,600	1,374
	Village Super Market Inc. Class A	39,663	1,309
	Coca-Cola Bottling Co. Consolidated	23,231	1,291
	Imperial Sugar Co.	93,916	1,256
*	Seneca Foods Corp. Class A	42,180	1,138
*,^	Synutra International Inc.	83,892	1,128
	Oil-Dri Corp. of America	52,194	1,122
	Farmer Bros Co.	62,233	1,108
*,^	Star Scientific Inc.	530,990	1,035
*	Revlon Inc. Class A	95,636	941
*	Omega Protein Corp.	113,930	923
*	Susser Holdings Corp.	65,033	901
*	Nutraceutical International Corp.	62,072	881
*	John B. Sanfilippo & Son Inc.	69,944	870
*	Reddy Ice Holdings Inc.	294,919	811

8

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Rocky Mountain Chocolate Factory Inc.	83,634	808
	MGP Ingredients Inc.	72,053	795
*,^	Lifeway Foods Inc.	81,428	778
	United-Guardian Inc.	55,216	773
*	HQ Sustainable Maritime Industries Inc.	157,945	753
^	Limoneira Co.	24,504	703
	Alico Inc.	24,822	592
	Schiff Nutrition International Inc.	64,950	590
*	Harbinger Group Inc.	92,981	576
	Arden Group Inc.	6,134	506
	Female Health Co.	87,287	497
*	Natural Alternatives International Inc.	77,537	434
*	Overhill Farms Inc.	68,677	397
*,^	Nature's Sunshine Products Inc.	35,717	321
*	Orchids Paper Products Co.	23,573	289
*	Physicians Formula Holdings Inc.	76,439	287
*	Parlux Fragrances Inc.	89,346	263
*	IGI Laboratories Inc.	72,600	120
*	Mannatech Inc.	63,530	114
*	Craft Brewers Alliance Inc.	12,423	92
	Reliv International Inc.	42,686	81
*	Crystal Rock Holdings Inc.	600	—
			587,937
Energy (7.4%)
*	Concho Resources Inc.	648,961	56,894
	Cimarex Energy Co.	550,272	48,716
*	Ultra Petroleum Corp.	990,584	47,320
*	Alpha Natural Resources Inc.	782,240	46,958
*	Whiting Petroleum Corp.	380,392	44,578
*	Pride International Inc.	1,141,605	37,673
	Arch Coal Inc.	1,055,543	37,007
*	Petrohawk Energy Corp.	1,963,904	35,841
*	McDermott International Inc.	1,508,791	31,217
*	Plains Exploration & Production Co.	910,215	29,254
*	Forest Oil Corp.	736,588	27,968
	Core Laboratories NV	291,931	25,996
*	Oceaneering International Inc.	351,547	25,884
	SM Energy Co.	409,678	24,142
*	Atlas Energy Inc.	509,288	22,393
*	Dresser-Rand Group Inc.	524,150	22,324
	Patterson-UTI Energy Inc.	1,001,327	21,579
*	Oil States International Inc.	328,427	21,049
	EXCO Resources Inc.	1,077,615	20,927
*	Brigham Exploration Co.	759,307	20,684
	Southern Union Co.	808,839	19,469
	Tidewater Inc.	333,967	17,981
*	Superior Energy Services Inc.	512,032	17,916
*	Continental Resources Inc.	298,170	17,547
*	Dril-Quip Inc.	222,740	17,311
*	SandRidge Energy Inc.	2,342,193	17,145
	World Fuel Services Corp.	449,011	16,236
	SEACOR Holdings Inc.	138,017	13,952
*	Atwood Oceanics Inc.	364,455	13,620
*	Complete Production Services Inc.	450,469	13,311
	Berry Petroleum Co. Class A	302,850	13,235
*	Rosetta Resources Inc.	342,707	12,900
*	Energy XXI Bermuda Ltd.	462,778	12,805
	CARBO Ceramics Inc.	123,189	12,755
*	Bill Barrett Corp.	301,445	12,398
	Frontier Oil Corp.	686,791	12,369
	Lufkin Industries Inc.	195,310	12,185
*	Unit Corp.	258,238	12,003
*	McMoRan Exploration Co.	689,780	11,823
	Holly Corp.	286,992	11,701

9

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Quicksilver Resources Inc.	763,574	11,255
*	Bristow Group Inc.	235,371	11,145
*	Key Energy Services Inc.	817,739	10,614
*	Swift Energy Co.	270,505	10,590
*	Patriot Coal Corp.	520,267	10,078
*	Exterran Holdings Inc.	410,727	9,837
*	Northern Oil and Gas Inc.	338,280	9,205
*	International Coal Group Inc.	1,138,440	8,812
*	ION Geophysical Corp.	990,135	8,396
*	Helix Energy Solutions Group Inc.	685,207	8,318
*	Cobalt International Energy Inc.	648,517	7,918
*	Carrizo Oil & Gas Inc.	227,046	7,831
*	Comstock Resources Inc.	307,613	7,555
*	Oasis Petroleum Inc.	276,243	7,492
*	SemGroup Corp. Class A	269,657	7,327
*	Stone Energy Corp.	315,536	7,033
*	Petroleum Development Corp.	152,125	6,421
	Overseas Shipholding Group Inc.	173,925	6,160
*	Tetra Technologies Inc.	495,525	5,882
	Penn Virginia Corp.	296,382	4,985
	RPC Inc.	269,853	4,890
	Contango Oil & Gas Co.	84,222	4,879
*	Cloud Peak Energy Inc.	205,546	4,775
*	James River Coal Co.	181,123	4,588
*	Gulfmark Offshore Inc.	150,142	4,564
*	Global Industries Ltd.	654,839	4,538
*	USEC Inc.	745,655	4,489
*	Gulfport Energy Corp.	205,679	4,453
*,^	ATP Oil & Gas Corp.	264,093	4,421
*,^	Clean Energy Fuels Corp.	306,635	4,244
	W&T Offshore Inc.	228,084	4,076
*	Approach Resources Inc.	174,619	4,034
*,^	Hyperdynamics Corp.	756,722	3,753
*	Newpark Resources Inc.	581,070	3,579
*	Energy Partners Ltd.	234,412	3,483
*	Cal Dive International Inc.	612,162	3,471
*	Parker Drilling Co.	753,843	3,445
*	Clayton Williams Energy Inc.	40,065	3,364
*	Harvest Natural Resources Inc.	266,509	3,243
*	Hornbeck Offshore Services Inc.	151,285	3,159
*	T-3 Energy Services Inc.	78,729	3,136
*	Western Refining Inc.	288,865	3,056
*	Pioneer Drilling Co.	345,909	3,047
*,^	BPZ Resources Inc.	634,919	3,022
*	Goodrich Petroleum Corp.	169,855	2,996
*	Hercules Offshore Inc.	844,988	2,924
*	Venoco Inc.	157,516	2,906
*	Vaalco Energy Inc.	397,024	2,843
	Crosstex Energy Inc.	315,600	2,796
	Gulf Island Fabrication Inc.	97,387	2,744
*	OYO Geospace Corp.	26,894	2,665
*	Willbros Group Inc.	269,550	2,647
*	Basic Energy Services Inc.	155,444	2,562
*	Rex Energy Corp.	187,196	2,555
*	Uranium Resources Inc.	750,478	2,552
*	Petroquest Energy Inc.	331,015	2,493
*	CVR Energy Inc.	157,330	2,388
*	Magnum Hunter Resources Corp.	328,156	2,363
*	Abraxas Petroleum Corp.	509,846	2,330
*,^	Uranium Energy Corp.	374,817	2,264
*	Matrix Service Co.	182,351	2,221
*	Toreador Resources Corp.	140,610	2,182
*	Warren Resources Inc.	471,579	2,132
*	Allis-Chalmers Energy Inc.	290,781	2,062

10

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	FX Energy Inc.	324,321	1,995
*	Vantage Drilling Co.	925,467	1,879
*,^	Rentech Inc.	1,534,158	1,872
*	Endeavour International Corp.	134,246	1,853
	General Maritime Corp.	568,546	1,848
*,^	Cheniere Energy Inc.	323,836	1,788
*	Georesources Inc.	75,644	1,680
^	Houston American Energy Corp.	91,527	1,656
*	PHI Inc.	78,066	1,650
*	Dawson Geophysical Co.	50,346	1,606
*	Callon Petroleum Co.	266,951	1,580
*	Natural Gas Services Group Inc.	65,260	1,234
*	Bronco Drilling Co. Inc.	152,942	1,224
*	Mitcham Industries Inc.	104,431	1,206
*	Syntroleum Corp.	635,233	1,175
*,^	GMX Resources Inc.	210,771	1,163
	Panhandle Oil and Gas Inc. Class A	39,882	1,094
*	RAM Energy Resources Inc.	590,339	1,086
*	Westmoreland Coal Co.	82,303	983
*	Bolt Technology Corp.	65,787	866
*	Delta Petroleum Corp.	1,020,320	775
*,^	Green Plains Renewable Energy Inc.	65,408	737
*,^	Verenium Corp.	229,794	735
	Delek US Holdings Inc.	88,709	646
*	Seahawk Drilling Inc.	69,672	624
*	Union Drilling Inc.	80,815	588
^	Alon USA Energy Inc.	94,249	564
*	CREDO Petroleum Corp.	69,275	561
*,^	Pacific Ethanol Inc.	693,301	500
*	ENGlobal Corp.	127,031	473
*	Double Eagle Petroleum Co.	93,748	460
*,^	Isramco Inc.	4,699	396
*	Geokinetics Inc.	41,480	385
*	REX American Resources Corp.	24,364	374
*,^	Zion Oil & Gas Inc.	76,389	365
*,^	Royale Energy Inc.	140,657	315
*	Miller Petroleum Inc.	47,375	246
*	CAMAC Energy Inc.	119,856	239
*	Gasco Energy Inc.	673,691	236
*	PHI Inc.	11,490	216
*	HKN Inc.	61,591	216
*,^	Tri-Valley Corp.	337,014	192
*	TGC Industries Inc.	45,288	172
*	Evolution Petroleum Corp.	24,265	158
*	GeoMet Inc.	130,962	151
*	Barnwell Industries Inc.	40,609	149
*	Triangle Petroleum Corp.	22,600	147
*	Tengasco Inc.	193,380	124
*	Amyris Inc.	4,521	121
*	Crimson Exploration Inc.	28,173	120
*,^	NGAS Resources Inc.	181,432	102
*	Zion Oil & Gas Inc. Warrants Exp. 01/31/2012	12,066	101
*	Magellan Petroleum Corp.	34,769	100
*	PostRock Energy Corp.	24,811	90
*,^	Sulphco Inc.	522,729	89
*	Contango ORE Inc.	8,271	87
*	Cubic Energy Inc.	80,815	81
*	Evergreen Energy Inc.	105,509	69
*	BioFuel Energy Corp.	30,740	54
*	GreenHunter Energy Inc.	33,852	27
*	GeoPetro Resources Co.	18,800	8
*	FieldPoint Petroleum Corp.	1,750	7
*	Pyramid Oil Co.	1,100	6
			1,289,498

11

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Financials (19.6%)
BlackRock Inc.	621,878	118,518
New York Community Bancorp Inc.	2,829,861	53,343
Macerich Co.	845,288	40,041
AMB Property Corp.	1,093,945	34,689
SL Green Realty Corp.	508,317	34,316
TD Ameritrade Holding Corp.	1,758,258	33,389
* Affiliated Managers Group Inc.	335,054	33,244
Lazard Ltd. Class A	827,747	32,688
Federal Realty Investment Trust	399,720	31,150
Digital Realty Trust Inc.	587,755	30,293
Everest Re Group Ltd.	355,404	30,145
* MSCI Inc. Class A	771,668	30,064
Nationwide Health Properties Inc.	820,234	29,840
UDR Inc.	1,183,288	27,831
Rayonier Inc.	523,454	27,492
Alexandria Real Estate Equities Inc.	359,501	26,337
Realty Income Corp.	760,781	26,019
Reinsurance Group of America Inc. Class A	475,776	25,554
Cullen/Frost Bankers Inc.	395,932	24,199
Camden Property Trust	446,207	24,086
* Markel Corp.	63,471	24,000
Liberty Property Trust	741,970	23,684
Jones Lang LaSalle Inc.	277,146	23,258
Essex Property Trust Inc.	203,565	23,251
Eaton Vance Corp.	768,756	23,240
RenaissanceRe Holdings Ltd.	356,575	22,710
SEI Investments Co.	952,191	22,653
Old Republic International Corp.	1,653,044	22,531
Regency Centers Corp.	531,844	22,465
HCC Insurance Holdings Inc.	749,031	21,677
Jefferies Group Inc.	803,734	21,403
Transatlantic Holdings Inc.	412,508	21,294
Raymond James Financial Inc.	649,361	21,234
WR Berkley Corp.	772,332	21,146
* Popular Inc.	6,642,319	20,857
Duke Realty Corp.	1,637,883	20,408
Fidelity National Financial Inc. Class A	1,475,067	20,179
Commerce Bancshares Inc.	504,451	20,042
Arthur J Gallagher & Co.	688,376	20,018
Validus Holdings Ltd.	653,316	19,998
Senior Housing Properties Trust	909,420	19,953
Waddell & Reed Financial Inc. Class A	554,782	19,578
First Niagara Financial Group Inc.	1,358,405	18,991
East West Bancorp Inc.	961,538	18,798
Weingarten Realty Investors	782,300	18,587
City National Corp.	301,288	18,487
Hospitality Properties Trust	801,988	18,478
Brown & Brown Inc.	759,682	18,187
BRE Properties Inc.	416,288	18,109
Developers Diversified Realty Corp.	1,280,930	18,048
Taubman Centers Inc.	355,228	17,932
Piedmont Office Realty Trust Inc. Class A	863,752	17,396
Mack-Cali Realty Corp.	516,538	17,077
Associated Banc-Corp	1,124,298	17,033
* American Capital Ltd.	2,241,005	16,942
American Financial Group Inc.	512,742	16,556
White Mountains Insurance Group Ltd.	48,841	16,391
Allied World Assurance Co. Holdings Ltd.	274,790	16,334
BioMed Realty Trust Inc.	850,049	15,853
CBL & Associates Properties Inc.	897,049	15,698
Ares Capital Corp.	936,289	15,430

12

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Corporate Office Properties Trust	434,569	15,188
	Valley National Bancorp	1,047,792	14,983
	CapitalSource Inc.	2,099,457	14,906
	Highwoods Properties Inc.	465,592	14,829
	Protective Life Corp.	556,522	14,826
	Bank of Hawaii Corp.	313,267	14,789
*	SVB Financial Group	272,800	14,472
*	Stifel Financial Corp.	231,975	14,392
	National Retail Properties Inc.	542,316	14,371
	Omega Healthcare Investors Inc.	639,834	14,358
	Alterra Capital Holdings Ltd.	659,644	14,275
	Aspen Insurance Holdings Ltd.	497,853	14,249
*	Alleghany Corp.	46,205	14,156
	Mid-America Apartment Communities Inc.	222,088	14,100
	Apollo Investment Corp.	1,267,058	14,026
	FirstMerit Corp.	706,801	13,988
	Entertainment Properties Trust	302,350	13,984
	American Campus Communities Inc.	433,799	13,777
	Assured Guaranty Ltd.	775,811	13,732
	Hanover Insurance Group Inc.	293,132	13,695
	StanCorp Financial Group Inc.	302,828	13,670
*	Forest City Enterprises Inc. Class A	816,398	13,626
	Home Properties Inc.	244,518	13,568
	Tanger Factory Outlet Centers	263,050	13,466
	Synovus Financial Corp.	5,099,618	13,463
	Greenhill & Co. Inc.	164,203	13,412
	Fulton Financial Corp.	1,292,488	13,364
	Douglas Emmett Inc.	802,340	13,319
*	Signature Bank	263,769	13,188
*,^	St. Joe Co.	602,219	13,158
	Washington Real Estate Investment Trust	416,411	12,905
	LaSalle Hotel Properties	474,467	12,526
	Kilroy Realty Corp.	340,034	12,401
	Washington Federal Inc.	730,963	12,368
	Endurance Specialty Holdings Ltd.	266,206	12,264
	TCF Financial Corp.	824,741	12,214
*	MBIA Inc.	1,014,349	12,162
*	ProAssurance Corp.	199,586	12,095
	DiamondRock Hospitality Co.	1,004,079	12,049
	CommonWealth REIT	468,698	11,956
	Prosperity Bancshares Inc.	303,211	11,910
	Post Properties Inc.	316,936	11,505
	Platinum Underwriters Holdings Ltd.	255,112	11,472
*	MGIC Investment Corp.	1,106,877	11,279
	Equity Lifestyle Properties Inc.	200,206	11,198
*	CNO Financial Group Inc.	1,630,724	11,056
	Erie Indemnity Co. Class A	161,947	10,603
	Westamerica Bancorporation	189,187	10,494
	Iberiabank Corp.	174,582	10,323
	NewAlliance Bancshares Inc.	683,027	10,232
	Delphi Financial Group Inc.	352,958	10,179
	Brandywine Realty Trust	873,491	10,176
	First American Financial Corp.	677,107	10,116
	Mercury General Corp.	231,476	9,956
	Colonial Properties Trust	550,629	9,939
	Extra Space Storage Inc.	568,760	9,896
	Webster Financial Corp.	475,800	9,373
	Trustmark Corp.	369,434	9,177
	Umpqua Holdings Corp.	744,733	9,071
	Whitney Holding Corp.	628,506	8,893
	Healthcare Realty Trust Inc.	418,539	8,860
*	MF Global Holdings Ltd.	1,059,635	8,859
*	Knight Capital Group Inc. Class A	637,091	8,785
*	Ezcorp Inc. Class A	323,576	8,779

13

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
BOK Financial Corp.	163,649	8,739
Montpelier Re Holdings Ltd.	433,225	8,639
Cathay General Bancorp	510,541	8,526
^ Primerica Inc.	349,823	8,483
Northwest Bancshares Inc.	720,125	8,469
Potlatch Corp.	259,913	8,460
* PHH Corp.	360,647	8,349
* Portfolio Recovery Associates Inc.	110,976	8,345
DuPont Fabros Technology Inc.	387,302	8,238
Susquehanna Bancshares Inc.	843,224	8,162
National Health Investors Inc.	180,083	8,107
UMB Financial Corp.	194,694	8,064
Unitrin Inc.	324,924	7,974
* Sunstone Hotel Investors Inc.	766,640	7,919
Medical Properties Trust Inc.	722,853	7,829
BancorpSouth Inc.	478,055	7,625
Argo Group International Holdings Ltd.	201,854	7,559
DCT Industrial Trust Inc.	1,408,072	7,477
Astoria Financial Corp.	535,382	7,447
EastGroup Properties Inc.	175,359	7,421
FNB Corp.	751,825	7,383
Wintrust Financial Corp.	223,303	7,376
Old National Bancorp	615,564	7,319
^ United Bankshares Inc.	249,858	7,296
Tower Group Inc.	280,835	7,184
Cash America International Inc.	192,208	7,098
Glacier Bancorp Inc.	468,273	7,076
Radian Group Inc.	865,313	6,983
First Financial Bancorp	377,358	6,974
First Financial Bankshares Inc.	135,606	6,940
International Bancshares Corp.	343,927	6,889
Symetra Financial Corp.	499,477	6,843
* Howard Hughes Corp.	125,209	6,814
PS Business Parks Inc.	121,602	6,776
Hancock Holding Co.	191,883	6,689
Sovran Self Storage Inc.	179,627	6,612
National Penn Bancshares Inc.	820,301	6,587
First Citizens BancShares Inc. Class A	34,563	6,534
Hersha Hospitality Trust Class A	977,879	6,454
Franklin Street Properties Corp.	451,304	6,431
Lexington Realty Trust	808,214	6,425
Selective Insurance Group Inc.	348,576	6,327
* First Cash Financial Services Inc.	197,071	6,107
MB Financial Inc.	350,600	6,072
Community Bank System Inc.	215,981	5,998
Prospect Capital Corp.	541,972	5,853
Park National Corp.	78,657	5,716
RLI Corp.	108,262	5,691
Cousins Properties Inc.	673,618	5,618
First Potomac Realty Trust	330,089	5,552
First Midwest Bancorp Inc.	481,323	5,545
Alexander's Inc.	13,312	5,488
PrivateBancorp Inc. Class A	380,481	5,471
Equity One Inc.	299,445	5,444
NBT Bancorp Inc.	224,710	5,427
* Ocwen Financial Corp.	567,881	5,418
Columbia Banking System Inc.	256,176	5,395
* World Acceptance Corp.	102,080	5,390
Pebblebrook Hotel Trust	259,831	5,280
Pennsylvania Real Estate Investment Trust	360,441	5,237
KBW Inc.	186,668	5,212
* Strategic Hotels & Resorts Inc.	983,448	5,202
* Greenlight Capital Re Ltd. Class A	193,651	5,192
Provident Financial Services Inc.	340,636	5,154

14

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	CVB Financial Corp.	589,396	5,110
	U-Store-It Trust	535,458	5,103
*	Texas Capital Bancshares Inc.	238,943	5,082
	Infinity Property & Casualty Corp.	82,125	5,075
	Interactive Brokers Group Inc.	275,423	4,908
	Oritani Financial Corp.	394,966	4,834
	American National Insurance Co.	56,002	4,795
	LTC Properties Inc.	170,607	4,791
	American Equity Investment Life Holding Co.	380,994	4,781
	Acadia Realty Trust	261,982	4,779
*,^	iStar Financial Inc.	607,847	4,753
*	CNA Financial Corp.	175,402	4,745
	Employers Holdings Inc.	270,902	4,735
*	Kindred Healthcare Inc.	256,864	4,719
	TFS Financial Corp.	522,606	4,714
*	Pico Holdings Inc.	147,487	4,690
	Safety Insurance Group Inc.	97,895	4,657
	Sterling Bancshares Inc.	663,176	4,656
	Horace Mann Educators Corp.	257,703	4,649
	Getty Realty Corp.	148,092	4,632
	Artio Global Investors Inc. Class A	313,043	4,617
*	Investment Technology Group Inc.	280,735	4,596
	Investors Real Estate Trust	510,723	4,581
*	Forestar Group Inc.	236,525	4,565
	Glimcher Realty Trust	541,148	4,546
*	Dollar Financial Corp.	158,587	4,540
	MarketAxess Holdings Inc.	211,594	4,403
	PacWest Bancorp	205,319	4,390
*,^	Sterling Financial Corp.	229,471	4,353
	First Commonwealth Financial Corp.	612,909	4,339
	Inland Real Estate Corp.	492,195	4,331
	optionsXpress Holdings Inc.	276,303	4,330
	Fifth Street Finance Corp.	355,157	4,312
	Student Loan Corp.	130,369	4,229
	Brookline Bancorp Inc.	385,279	4,180
*	Navigators Group Inc.	82,595	4,159
	Associated Estates Realty Corp.	268,769	4,109
*	Investors Bancorp Inc.	306,879	4,026
	Chemical Financial Corp.	178,836	3,961
	Capitol Federal Financial Inc.	330,114	3,932
*	FelCor Lodging Trust Inc.	556,390	3,917
*	Credit Acceptance Corp.	61,748	3,876
*	Piper Jaffray Cos.	110,181	3,857
*	National Financial Partners Corp.	283,946	3,805
	Sun Communities Inc.	113,389	3,777
*	Pinnacle Financial Partners Inc.	277,633	3,770
	Oriental Financial Group Inc.	301,437	3,765
	Independent Bank Corp.	137,896	3,730
	Evercore Partners Inc. Class A	109,341	3,718
	City Holding Co.	102,411	3,710
	Bank of the Ozarks Inc.	85,363	3,700
	S&T Bancorp Inc.	161,309	3,644
	Meadowbrook Insurance Group Inc.	352,316	3,611
	Flagstone Reinsurance Holdings SA	281,860	3,551
	Saul Centers Inc.	74,205	3,514
	MCG Capital Corp.	502,391	3,502
*	PMI Group Inc.	1,051,066	3,469
*	Internet Capital Group Inc.	241,336	3,432
	Wesco Financial Corp.	9,293	3,424
	Nelnet Inc. Class A	139,084	3,295
	Wilmington Trust Corp.	754,714	3,275
	WesBanco Inc.	172,058	3,262
	Harleysville Group Inc.	88,399	3,248
	BlackRock Kelso Capital Corp.	293,044	3,241

15

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Western Alliance Bancorp	440,149	3,240
United Fire & Casualty Co.	144,630	3,228
* First Industrial Realty Trust Inc.	366,162	3,208
FBL Financial Group Inc. Class A	111,408	3,194
Boston Private Financial Holdings Inc.	486,056	3,184
Trustco Bank Corp. NY	499,299	3,166
Simmons First National Corp. Class A	110,393	3,146
* Nara Bancorp Inc.	319,237	3,135
Home Bancshares Inc.	139,874	3,081
* Ashford Hospitality Trust Inc.	315,481	3,044
Universal Health Realty Income Trust	83,015	3,033
Cohen & Steers Inc.	115,751	3,021
Flushing Financial Corp.	215,118	3,012
* Safeguard Scientifics Inc.	173,829	2,969
Dime Community Bancshares Inc.	202,841	2,959
First Financial Corp.	81,928	2,879
* Financial Engines Inc.	144,637	2,868
Community Trust Bancorp Inc.	98,417	2,850
BGC Partners Inc. Class A	337,079	2,801
PennantPark Investment Corp.	227,917	2,790
* FPIC Insurance Group Inc.	74,462	2,752
SCBT Financial Corp.	82,799	2,712
Ramco-Gershenson Properties Trust	217,336	2,706
Hercules Technology Growth Capital Inc.	255,372	2,646
* CNA Surety Corp.	109,477	2,592
* Hilltop Holdings Inc.	257,169	2,551
* HFF Inc. Class A	258,837	2,500
Duff & Phelps Corp. Class A	147,970	2,495
* Virtus Investment Partners Inc.	54,604	2,477
MVC Capital Inc.	167,060	2,439
Cardinal Financial Corp.	209,009	2,431
* Tejon Ranch Co.	88,151	2,429
Parkway Properties Inc.	136,838	2,397
* Encore Capital Group Inc.	101,928	2,390
Urstadt Biddle Properties Inc. Class A	122,851	2,389
Provident New York Bancorp	225,678	2,367
Renasant Corp.	139,842	2,365
Danvers Bancorp Inc.	132,664	2,344
National Western Life Insurance Co. Class A	14,009	2,336
* eHealth Inc.	162,600	2,307
* Beneficial Mutual Bancorp Inc.	261,101	2,306
WSFS Financial Corp.	48,442	2,298
Education Realty Trust Inc.	295,664	2,297
Campus Crest Communities Inc.	163,849	2,297
* AMERISAFE Inc.	131,011	2,293
Maiden Holdings Ltd.	291,548	2,292
* Center Financial Corp.	302,075	2,290
^ TowneBank	144,078	2,289
OneBeacon Insurance Group Ltd. Class A	150,900	2,288
* International Assets Holding Corp.	96,069	2,267
National Interstate Corp.	105,288	2,253
Winthrop Realty Trust	175,394	2,243
Advance America Cash Advance Centers Inc.	387,699	2,187
SY Bancorp Inc.	88,614	2,175
Sandy Spring Bancorp Inc.	117,991	2,175
Washington Trust Bancorp Inc.	98,286	2,151
StellarOne Corp.	147,650	2,147
* West Coast Bancorp	750,892	2,118
Bancfirst Corp.	51,058	2,103
Tompkins Financial Corp.	52,503	2,056
GAMCO Investors Inc.	42,547	2,043
Great Southern Bancorp Inc.	86,184	2,033
Amtrust Financial Services Inc.	115,177	2,016
Kite Realty Group Trust	372,069	2,013

16

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Westfield Financial Inc.	216,249	2,000
* Flagstar Bancorp Inc.	1,225,650	1,998
GFI Group Inc.	425,080	1,994
Arrow Financial Corp.	72,111	1,984
TICC Capital Corp.	176,311	1,976
Southwest Bancorp Inc.	159,016	1,972
Cedar Shopping Centers Inc.	313,345	1,971
* NewStar Financial Inc.	184,613	1,951
* Bancorp Inc.	190,734	1,940
Calamos Asset Management Inc. Class A	138,149	1,934
1st Source Corp.	95,080	1,924
Berkshire Hills Bancorp Inc.	84,737	1,873
Southside Bancshares Inc.	88,683	1,869
* United Community Banks Inc.	956,963	1,866
^ German American Bancorp Inc.	101,226	1,864
* Citizens Inc.	249,339	1,858
Republic Bancorp Inc. Class A	77,800	1,848
* Phoenix Cos. Inc.	724,150	1,839
* Global Indemnity plc	88,235	1,804
* Ameris Bancorp	170,990	1,802
Financial Institutions Inc.	94,866	1,800
* Hanmi Financial Corp.	1,553,047	1,786
National Bankshares Inc.	56,447	1,778
* Eagle Bancorp Inc.	121,871	1,759
Capital Southwest Corp.	16,932	1,758
MainSource Financial Group Inc.	168,552	1,755
Univest Corp. of Pennsylvania	90,097	1,727
Sterling Bancorp	163,189	1,709
SeaBright Holdings Inc.	183,162	1,689
Cogdell Spencer Inc.	289,004	1,676
Baldwin & Lyons Inc.	70,871	1,668
Lakeland Bancorp Inc.	151,931	1,667
Abington Bancorp Inc.	136,912	1,633
Agree Realty Corp.	62,158	1,628
* Citizens Republic Bancorp Inc.	2,629,262	1,617
Suffolk Bancorp	65,497	1,616
Camden National Corp.	44,429	1,610
First Bancorp	103,846	1,590
* TradeStation Group Inc.	234,822	1,585
State Auto Financial Corp.	90,860	1,583
Hudson Valley Holding Corp.	63,800	1,580
Bank Mutual Corp.	328,469	1,570
Chesapeake Lodging Trust	82,278	1,548
OceanFirst Financial Corp.	119,797	1,542
CapLease Inc.	262,088	1,525
Lakeland Financial Corp.	70,988	1,523
Hudson Pacific Properties Inc.	100,606	1,514
Westwood Holdings Group Inc.	37,828	1,512
Heartland Financial USA Inc.	84,592	1,477
Kearny Financial Corp.	169,566	1,458
* Seacoast Banking Corp. of Florida	997,225	1,456
Northfield Bancorp Inc.	107,665	1,434
Federal Agricultural Mortgage Corp.	87,392	1,426
Gladstone Capital Corp.	123,253	1,420
ESSA Bancorp Inc.	106,379	1,406
Oppenheimer Holdings Inc. Class A	53,654	1,406
One Liberty Properties Inc.	83,882	1,401
West Bancorporation Inc.	177,585	1,383
Monmouth Real Estate Investment Corp. Class A	160,182	1,362
Presidential Life Corp.	137,063	1,361
Stewart Information Services Corp.	117,813	1,358
* LaBranche & Co. Inc.	376,395	1,355
First Mercury Financial Corp.	81,609	1,338
First Merchants Corp.	150,700	1,335

17

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	United Financial Bancorp Inc.	85,550	1,306
	BankFinancial Corp.	132,265	1,290
	Wilshire Bancorp Inc.	168,521	1,284
	First Busey Corp.	271,115	1,274
	Peoples Bancorp Inc.	81,388	1,274
*,^	Taylor Capital Group Inc.	96,282	1,266
	Union First Market Bankshares Corp.	85,366	1,262
	Northrim BanCorp Inc.	64,897	1,254
*	Green Dot Corp. Class A	21,915	1,243
	Kohlberg Capital Corp.	177,940	1,240
*	Thomas Properties Group Inc.	293,023	1,237
*	Virginia Commerce Bancorp Inc.	199,979	1,236
	Sanders Morris Harris Group Inc.	169,553	1,229
*	Metro Bancorp Inc.	108,907	1,199
	Home Federal Bancorp Inc.	97,241	1,193
*	NewBridge Bancorp	255,103	1,189
	Trico Bancshares	73,383	1,185
	First Interstate Bancsystem Inc.	76,617	1,168
^	CBOE Holdings Inc.	51,042	1,167
*	Tree.com Inc.	121,479	1,147
	ViewPoint Financial Group	98,013	1,146
	Triangle Capital Corp.	60,204	1,144
	Merchants Bancshares Inc.	41,166	1,135
*	Guaranty Bancorp	799,882	1,128
	NGP Capital Resources Co.	121,285	1,116
	Century Bancorp Inc. Class A	41,168	1,103
	First Community Bancshares Inc.	73,610	1,100
	Mission West Properties Inc.	163,600	1,094
	Gladstone Investment Corp.	142,926	1,093
	Asta Funding Inc.	134,804	1,092
	Donegal Group Inc. Class B	63,194	1,087
	Territorial Bancorp Inc.	54,339	1,082
	Capital City Bank Group Inc.	85,362	1,076
	Coresite Realty Corp.	78,780	1,075
	Main Street Capital Corp.	59,012	1,073
*	1st United Bancorp Inc.	153,963	1,064
*	Terreno Realty Corp.	57,999	1,040
	Clifton Savings Bancorp Inc.	94,772	1,024
	Diamond Hill Investment Group Inc.	14,110	1,021
	First Financial Holdings Inc.	87,948	1,012
	American National Bankshares Inc.	42,874	1,010
*	Heritage Financial Corp.	72,354	1,007
	SWS Group Inc.	198,836	1,004
*	Gramercy Capital Corp.	433,960	1,002
	Gladstone Commercial Corp.	53,143	1,001
	Citizens & Northern Corp.	67,077	997
*	Meridian Interstate Bancorp Inc.	84,388	995
*	Cape Bancorp Inc.	116,873	993
*,^	Macatawa Bank Corp.	239,409	986
*	Harris & Harris Group Inc.	224,193	982
*,^	Central Pacific Financial Corp.	628,314	961
*	Avatar Holdings Inc.	48,100	953
	Consolidated-Tomoka Land Co.	32,460	938
	Banner Corp.	400,194	928
	First of Long Island Corp.	32,039	926
	CoBiz Financial Inc.	150,066	912
	EMC Insurance Group Inc.	40,007	906
^	CompuCredit Holdings Corp.	129,406	903
*	Netspend Holdings Inc.	70,093	899
^	Life Partners Holdings Inc.	46,693	893
	Orrstown Financial Services Inc.	32,143	881
*	Sun Bancorp Inc.	186,940	867
	Mercer Insurance Group Inc.	30,924	866
*	Gleacher & Co. Inc.	348,240	825

18

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	US Global Investors Inc. Class A	100,715	819
	ESB Financial Corp.	50,035	813
*,^	Pacific Mercantile Bancorp	213,660	793
	Center Bancorp Inc.	97,116	788
	Penns Woods Bancorp Inc.	19,678	783
	Bryn Mawr Bank Corp.	44,177	771
*	Asset Acceptance Capital Corp.	129,871	770
	Washington Banking Co.	56,019	768
	Centerstate Banks Inc.	96,568	765
*	Bridge Capital Holdings	87,803	761
	MutualFirst Financial Inc.	80,909	752
*	American Safety Insurance Holdings Ltd.	35,143	751
	Enterprise Financial Services Corp.	71,725	750
	Epoch Holding Corp.	47,202	733
	Pulaski Financial Corp.	96,503	732
	Indiana Community Bancorp	42,907	727
	Excel Trust Inc.	60,052	727
*	FBR Capital Markets Corp.	189,071	722
	Kansas City Life Insurance Co.	21,784	720
	Pzena Investment Management Inc. Class A	96,501	709
	First Bancorp Inc.	44,820	708
*	OmniAmerican Bancorp Inc.	50,911	690
*	Home Bancorp Inc.	49,238	680
	Pacific Continental Corp.	67,485	679
	First Financial Northwest Inc.	168,534	676
*,^	BankAtlantic Bancorp Inc. Class A	587,347	675
*	First California Financial Group Inc.	240,911	675
*	Crawford & Co. Class B	197,436	671
*	Marlin Business Services Corp.	52,686	666
	Arlington Asset Investment Corp. Class A	27,554	661
^	Bridge Bancorp Inc.	26,760	660
	Bank of Marin Bancorp	18,800	658
*	Ladenburg Thalmann Financial Services Inc.	557,122	652
*	Republic First Bancorp Inc.	266,358	647
*	First Marblehead Corp.	296,255	643
	Urstadt Biddle Properties Inc.	38,700	643
	JMP Group Inc.	82,133	627
	Eastern Insurance Holdings Inc.	52,392	624
	Universal Insurance Holdings Inc.	127,670	622
*	Unity Bancorp Inc.	97,880	612
	PMC Commercial Trust	71,989	610
	Shore Bancshares Inc.	57,729	608
*	MPG Office Trust Inc.	220,042	605
	MicroFinancial Inc.	149,615	603
*	Fidelity Southern Corp.	86,226	602
*,^	First BanCorp	1,291,688	594
	TF Financial Corp.	26,563	593
	Bancorp Rhode Island Inc.	20,379	593
*,^	United Security Bancshares	157,517	592
	State Bancorp Inc.	62,596	579
	Tower Bancorp Inc.	24,976	550
	Golub Capital BDC Inc.	31,729	543
	United Security Bancshares	48,030	537
*	Cowen Group Inc. Class A	113,537	529
	Legacy Bancorp Inc.	39,524	519
*	Fox Chase Bancorp Inc.	43,749	518
	Provident Financial Holdings Inc.	71,199	515
*	Firstcity Financial Corp.	63,998	515
*	AmeriServ Financial Inc.	324,188	512
*	Doral Financial Corp.	370,290	511
	CNB Financial Corp.	34,478	511
	Medallion Financial Corp.	62,126	509
	Donegal Group Inc. Class A	34,667	502
*	Penson Worldwide Inc.	102,379	501

19

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Meta Financial Group Inc.	36,475	500
*,^	Green Bankshares Inc.	156,041	499
	Ocean Shore Holding Co.	43,211	495
	UMH Properties Inc.	48,093	491
	People's United Financial Inc.	34,234	480
	Sierra Bancorp	44,520	478
*	Nicholas Financial Inc.	47,705	478
	Alliance Financial Corp.	14,623	473
*	Chicopee Bancorp Inc.	37,339	472
	Kaiser Federal Financial Group Inc.	40,710	471
	CFS Bancorp Inc.	88,623	464
	BCB Bancorp Inc.	47,061	461
*	Heritage Commerce Corp.	102,066	458
	Tortoise Capital Resources Corp.	62,133	453
	Rockville Financial Inc.	36,989	452
	Middleburg Financial Corp.	31,177	446
*	Intervest Bancshares Corp. Class A	151,461	445
*	Waterstone Financial Inc.	136,825	445
	Peapack Gladstone Financial Corp.	34,015	444
	Ames National Corp.	20,194	438
	Roma Financial Corp.	41,273	438
*	BofI Holding Inc.	27,773	431
*,^	Pacific Capital Bancorp NA	15,134	428
	21st Century Holding Co.	129,012	413
*	Maui Land & Pineapple Co. Inc.	82,523	411
*	Louisiana Bancorp Inc.	28,068	410
*	Community Capital Corp.	154,216	401
*	FXCM Inc. Class A	30,200	400
*,^	Cascade Bancorp	47,296	400
*	MBT Financial Corp.	217,680	387
	Mercantile Bank Corp.	46,930	381
*	United Community Financial Corp.	293,112	378
*,^	Premierwest Bancorp	1,113,146	373
	Citizens Holding Co.	17,536	369
*	Yadkin Valley Financial Corp.	196,828	356
	Citizens South Banking Corp.	81,810	352
^	First South Bancorp Inc.	54,021	350
	Ohio Valley Banc Corp.	17,715	345
	Peoples Bancorp of North Carolina Inc.	64,718	343
	Chatham Lodging Trust	19,790	341
*	Park Sterling Bank	54,077	333
	Parkvale Financial Corp.	36,069	328
*	MetroCorp Bancshares Inc.	89,829	326
	NASB Financial Inc.	19,159	321
	QC Holdings Inc.	83,844	314
	Hawthorn Bancshares Inc.	35,505	305
	Timberland Bancorp Inc.	81,579	301
*	First Defiance Financial Corp.	25,073	298
*	First Place Financial Corp.	114,212	298
*,^	Dearborn Bancorp Inc.	175,758	297
*	Encore Bancshares Inc.	28,950	297
*	American River Bankshares	49,581	297
*	ZipRealty Inc.	113,342	295
*	WSB Holdings Inc.	123,877	287
*	BRT Realty Trust	39,682	285
^	Bar Harbor Bankshares	9,730	284
*	Southcoast Financial Corp.	91,720	282
*,^	Hampton Roads Bankshares Inc.	537,058	279
*,^	BancTrust Financial Group Inc.	103,182	276
	VIST Financial Corp.	37,845	271
	Firstbank Corp.	46,094	270
	First United Corp.	77,714	267
	Independence Holding Co.	32,915	265
*	First Acceptance Corp.	146,908	262

20

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Supertel Hospitality Inc.	159,492	252
	Prudential Bancorp Inc. of Pennsylvania	40,084	241
	Capital Bank Corp.	96,428	240
*	Tower Financial Corp.	30,984	234
*	Riverview Bancorp Inc.	85,351	231
*	Summit Financial Group Inc.	61,208	228
*,^	Colony Bankcorp Inc.	56,123	227
*	Stratus Properties Inc.	24,795	225
*	North Valley Bancorp	26,295	220
*	Jefferson Bancshares Inc.	67,379	218
	Bank of Commerce Holdings	50,389	214
*,^	Anchor Bancorp Wisconsin Inc.	172,285	207
*	Pacific Premier Bancorp Inc.	31,901	201
*	PVF Capital Corp.	110,057	200
	Heritage Financial Group Inc.	15,556	193
*	Hallmark Financial Services	20,940	191
*	Grubb & Ellis Co.	146,840	187
*	Preferred Bank	103,492	182
	New Hampshire Thrift Bancshares Inc.	13,555	170
	Federal Agricultural Mortgage Corp. Class A	12,788	168
	Farmers Capital Bank Corp.	32,071	157
	Norwood Financial Corp.	5,635	156
*,^	Integra Bank Corp.	214,786	155
*	Tennessee Commerce Bancorp Inc.	31,410	154
	Hampden Bancorp Inc.	13,609	154
	Old Point Financial Corp.	11,962	145
*	Cadence Financial Corp.	58,584	144
*,^	Princeton National Bancorp Inc.	38,572	141
	MidWestOne Financial Group Inc.	9,269	140
*	Atlantic Coast Federal Corp.	80,976	138
*	Bank of Granite Corp.	259,864	137
^	Old Second Bancorp Inc.	84,701	136
*	First Security Group Inc.	148,338	135
*	Guaranty Federal Bancshares Inc.	27,970	133
*	Camco Financial Corp.	90,601	132
*	HMN Financial Inc.	45,747	129
*,^	Capitol Bancorp Ltd.	241,514	125
	Midsouth Bancorp Inc.	7,606	117
*	Investors Capital Holdings Ltd.	26,700	115
*	Southern Community Financial Corp.	103,418	114
*	Consumer Portfolio Services Inc.	87,963	105
*,^	Superior Bancorp	179,991	103
*	Rodman & Renshaw Capital Group Inc.	35,375	95
*	Kennedy-Wilson Holdings Inc.	9,287	93
*	First Financial Service Corp.	22,276	90
	Community Bankers Trust Corp.	86,810	90
*	First Citizens Banc Corp.	22,254	87
	Porter Bancorp Inc.	7,492	77
*	Presidential Realty Corp. Class B	46,000	75
	Brooklyn Federal Bancorp Inc.	54,847	71
	Investors Title Co.	2,267	71
	Peoples Financial Corp.	4,686	70
*	OBA Financial Services Inc.	4,550	63
	Beacon Federal Bancorp Inc.	5,037	59
*	Northern States Financial Corp.	36,253	59
*	Royal Bancshares of Pennsylvania Inc.	39,621	54
	Enterprise Bancorp Inc.	3,847	52
	First Savings Financial Group Inc.	3,547	51
*	Parke Bancorp Inc.	4,723	47
*	United Western Bancorp Inc.	152,519	44
*	Centrue Financial Corp.	44,199	43
*,^	Cascade Financial Corp.	93,296	42
*	BCSB Bancorp Inc.	3,600	41
	United Bancshares Inc.	4,073	39

21

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Wilber Corp.	3,631	37
*,^	TIB Financial Corp.	1,750	36
	Monarch Financial Holdings Inc.	4,501	35
*	Southern National Bancorp of Virginia Inc.	4,536	34
	Codorus Valley Bancorp Inc.	3,197	30
*	Independent Bank Corp.	20,995	27
*	FNB United Corp.	68,477	25
*	Xenith Bankshares Inc.	4,400	24
*	1st Century Bancshares Inc.	5,805	24
*	TIB Financial Corp. Rights Exp. 01/10/2011	1,750,350	23
*	Rurban Financial Corp.	5,340	21
*	First Capital Bancorp Inc.	5,724	21
*,^	PAB Bankshares Inc.	59,645	20
	United Bancorp Inc.	2,322	20
	Premier Financial Bancorp Inc.	3,042	19
*	Affirmative Insurance Holdings Inc.	7,091	19
*	Commonwealth Bankshares Inc.	13,840	19
	Horizon Bancorp	591	16
*	Southern First Bancshares Inc.	2,100	16
	First Bancshares Inc.	1,825	15
	FedFirst Financial Corp.	967	13
*	Mercantile Bancorp Inc.	15,601	13
	Britton & Koontz Capital Corp.	1,035	12
*	Citizens Community Bancorp Inc.	2,753	11
*	Heritage Oaks Bancorp	3,200	11
*	Magyar Bancorp Inc.	2,200	9
*	Rand Capital Corp.	2,600	8
*	Gyrodyne Co. of America Inc.	76	6
*	MHI Hospitality Corp.	2,300	5
*	First Mariner Bancorp Inc.	10,874	5
*	Village Bank and Trust Financial Corp.	2,400	4
*	Berkshire Bancorp Inc.	427	2
*	New Century Bancorp Inc.	455	2
*	Siebert Financial Corp.	1,236	2
*	Mid Penn Bancorp Inc.	284	2
*	Community Financial Corp.	300	1
*	Laporte Bancorp Inc.	100	1
*	Ohio Legacy Corp.	100	—
*	Atlantic Southern Financial Group Inc.	100	—
			3,422,143
Health Care (11.6%)
*	Edwards Lifesciences Corp.	741,522	59,945
*	Illumina Inc.	807,401	51,141
*	Alexion Pharmaceuticals Inc.	585,364	47,151
*	Vertex Pharmaceuticals Inc.	1,320,067	46,242
*	Henry Schein Inc.	599,482	36,802
	Perrigo Co.	539,305	34,154
*	ResMed Inc.	982,198	34,023
	Beckman Coulter Inc.	449,905	33,846
*	Dendreon Corp.	935,407	32,664
*	Mettler-Toledo International Inc.	213,309	32,254
*	Hologic Inc.	1,688,363	31,775
*	Human Genome Sciences Inc.	1,226,183	29,294
	Universal Health Services Inc. Class B	631,944	27,439
*	Endo Pharmaceuticals Holdings Inc.	750,986	26,818
*	IDEXX Laboratories Inc.	373,561	25,858
*	Allscripts Healthcare Solutions Inc.	1,215,289	23,419
*	Community Health Systems Inc.	601,210	22,467
*	Covance Inc.	421,338	21,661
	Pharmaceutical Product Development Inc.	772,215	20,958
*	Mednax Inc.	309,860	20,850
*	United Therapeutics Corp.	325,456	20,575
*	Alere Inc.	550,963	20,165
	Omnicare Inc.	753,114	19,122

22

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Gen-Probe Inc.	315,236	18,394
*	BioMarin Pharmaceutical Inc.	665,526	17,923
*	Salix Pharmaceuticals Ltd.	376,390	17,675
*	Health Net Inc.	630,817	17,215
	Lincare Holdings Inc.	635,549	17,052
*	Kinetic Concepts Inc.	406,724	17,034
	Cooper Cos. Inc.	296,716	16,717
	Hill-Rom Holdings Inc.	411,078	16,184
	Techne Corp.	240,906	15,820
*	Health Management Associates Inc. Class A	1,627,907	15,530
*	Regeneron Pharmaceuticals Inc.	472,151	15,501
*	Onyx Pharmaceuticals Inc.	407,622	15,029
*	AMERIGROUP Corp.	322,090	14,146
	STERIS Corp.	386,006	14,074
	Teleflex Inc.	259,822	13,981
*	Myriad Genetics Inc.	607,582	13,877
*	Amylin Pharmaceuticals Inc.	933,406	13,730
*	Dionex Corp.	113,252	13,365
*	Charles River Laboratories International Inc.	375,027	13,328
*	Bio-Rad Laboratories Inc. Class A	126,433	13,130
*	Incyte Corp. Ltd.	792,772	13,128
*	VCA Antech Inc.	559,805	13,038
*	Emergency Medical Services Corp. Class A	194,874	12,591
*	LifePoint Hospitals Inc.	342,386	12,583
*	Healthsouth Corp.	607,065	12,572
	Owens & Minor Inc.	411,451	12,109
*	Brookdale Senior Living Inc. Class A	562,569	12,045
*	Catalyst Health Solutions Inc.	253,910	11,804
*	HMS Holdings Corp.	179,074	11,599
	Masimo Corp.	382,678	11,124
*	Sirona Dental Systems Inc.	265,620	11,098
*	InterMune Inc.	295,705	10,764
*	Thoratec Corp.	379,833	10,757
	Medicis Pharmaceutical Corp. Class A	393,937	10,554
*	Theravance Inc.	414,442	10,390
*	Magellan Health Services Inc.	217,973	10,306
*	Haemonetics Corp.	160,860	10,163
*	Healthspring Inc.	371,850	9,865
*	Talecris Biotherapeutics Holdings Corp.	406,962	9,482
	Chemed Corp.	148,080	9,405
*	American Medical Systems Holdings Inc.	496,752	9,369
*,^	athenahealth Inc.	222,684	9,126
*	Volcano Corp.	331,944	9,065
*	Immucor Inc.	455,279	9,028
	West Pharmaceutical Services Inc.	216,409	8,916
*	Par Pharmaceutical Cos. Inc.	231,260	8,906
*	Cepheid Inc.	388,014	8,827
*	Viropharma Inc.	506,550	8,773
	Quality Systems Inc.	124,245	8,675
*	Align Technology Inc.	441,231	8,622
*	Impax Laboratories Inc.	417,249	8,391
*	WellCare Health Plans Inc.	276,388	8,352
*	Pharmasset Inc.	192,131	8,340
*	PSS World Medical Inc.	367,036	8,295
*	Cubist Pharmaceuticals Inc.	385,298	8,245
*	Centene Corp.	320,080	8,111
*	Parexel International Corp.	378,977	8,046
*	Seattle Genetics Inc.	533,552	7,977
*	Nektar Therapeutics	612,816	7,875
*	Bruker Corp.	470,970	7,818
*	Alkermes Inc.	618,682	7,597
*	Acorda Therapeutics Inc.	253,839	6,920
*	Martek Biosciences Corp.	217,561	6,810
	Universal American Corp.	324,217	6,630

23

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	NuVasive Inc.	255,927	6,565
*	Auxilium Pharmaceuticals Inc.	310,001	6,541
*	Isis Pharmaceuticals Inc.	644,669	6,524
*	Integra LifeSciences Holdings Corp.	136,147	6,440
	Invacare Corp.	210,772	6,357
*	Amedisys Inc.	188,656	6,320
	Meridian Bioscience Inc.	264,810	6,133
*	NxStage Medical Inc.	244,739	6,089
*	Neogen Corp.	147,908	6,069
*	Questcor Pharmaceuticals Inc.	404,348	5,956
*	MedAssets Inc.	290,479	5,865
*	Exelixis Inc.	707,998	5,813
*	Arthrocare Corp.	175,637	5,455
*	DexCom Inc.	391,236	5,340
*	Zoll Medical Corp.	139,917	5,209
*	Gentiva Health Services Inc.	194,402	5,171
*	MWI Veterinary Supply Inc.	81,095	5,121
*	Savient Pharmaceuticals Inc.	456,447	5,085
*	CONMED Corp.	187,714	4,961
*	Vivus Inc.	527,337	4,941
*	Medicines Co.	347,833	4,915
*	Cyberonics Inc.	156,654	4,859
*	Micromet Inc.	592,509	4,811
*	Enzon Pharmaceuticals Inc.	393,570	4,790
*	Hanger Orthopedic Group Inc.	211,619	4,484
*	Luminex Corp.	244,729	4,474
*	Amsurg Corp. Class A	200,995	4,211
*	Ariad Pharmaceuticals Inc.	824,343	4,204
	Analogic Corp.	83,920	4,155
*	IPC The Hospitalist Co. Inc.	105,777	4,126
*	Ironwood Pharmaceuticals Inc.	398,102	4,120
*	HeartWare International Inc.	46,785	4,097
*	Air Methods Corp.	72,682	4,090
*	Insulet Corp.	261,826	4,058
*	Halozyme Therapeutics Inc.	508,832	4,030
*	Momenta Pharmaceuticals Inc.	266,179	3,985
*	Sequenom Inc.	495,911	3,977
*	Wright Medical Group Inc.	255,046	3,961
*	Abaxis Inc.	145,228	3,899
*	Inspire Pharmaceuticals Inc.	463,553	3,894
*	Targacept Inc.	145,626	3,859
*	RehabCare Group Inc.	162,293	3,846
	Landauer Inc.	61,364	3,680
*,^	MannKind Corp.	454,320	3,662
*	Greatbatch Inc.	151,512	3,659
*	Accelrys Inc.	436,420	3,622
*	Bio-Reference Labs Inc.	159,335	3,534
*	Emeritus Corp.	178,195	3,512
*,^	Immunogen Inc.	378,479	3,505
	Computer Programs & Systems Inc.	72,822	3,411
*,^	SIGA Technologies Inc.	239,869	3,358
*	Celera Corp.	530,768	3,344
*,^	Geron Corp.	639,392	3,306
*	Orthofix International NV	113,272	3,285
*	Medivation Inc.	214,806	3,259
*	Omnicell Inc.	224,309	3,241
*	ICU Medical Inc.	83,700	3,055
	National Healthcare Corp.	65,194	3,017
*	SonoSite Inc.	95,219	3,009
*	LHC Group Inc.	99,075	2,972
	Sabra Healthcare REIT Inc.	160,874	2,960
*	Merit Medical Systems Inc.	183,096	2,898
*,^	Delcath Systems Inc.	294,212	2,883
*	Conceptus Inc.	207,986	2,870

24

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Rural/Metro Corp.	193,081	2,815
*	Emergent Biosolutions Inc.	118,992	2,792
*	NPS Pharmaceuticals Inc.	352,354	2,784
*	Affymetrix Inc.	549,308	2,763
*,^	AVANIR Pharmaceuticals Inc.	674,251	2,751
*	Genoptix Inc.	144,286	2,744
*	Corvel Corp.	56,411	2,727
*,^	MAKO Surgical Corp.	177,994	2,709
*	Neurocrine Biosciences Inc.	353,475	2,701
*	Molina Healthcare Inc.	95,968	2,673
*	Optimer Pharmaceuticals Inc.	236,224	2,672
*	Natus Medical Inc.	185,628	2,632
*	Depomed Inc.	411,294	2,616
*	Akorn Inc.	424,406	2,576
*	Medidata Solutions Inc.	107,257	2,561
*	Quidel Corp.	177,238	2,561
*	Opko Health Inc.	689,911	2,532
*	Rigel Pharmaceuticals Inc.	332,738	2,506
*	Angiodynamics Inc.	161,896	2,488
*	Healthways Inc.	220,971	2,466
*	AMAG Pharmaceuticals Inc.	134,925	2,442
*	Alnylam Pharmaceuticals Inc.	236,294	2,330
*	Allos Therapeutics Inc.	500,472	2,307
*	Five Star Quality Care Inc.	326,282	2,307
*,^	Keryx Biopharmaceuticals Inc.	502,308	2,301
*	Assisted Living Concepts Inc. Class A	70,669	2,299
*	Jazz Pharmaceuticals Inc.	116,586	2,294
*	PharMerica Corp.	198,886	2,277
*	Genomic Health Inc.	105,775	2,263
*	Triple-S Management Corp. Class B	117,518	2,242
*	eResearchTechnology Inc.	302,617	2,224
*	Ardea Biosciences Inc.	85,300	2,218
*	Vanda Pharmaceuticals Inc.	229,348	2,170
*	Symmetry Medical Inc.	234,419	2,168
*	Kensey Nash Corp.	77,591	2,159
*	OraSure Technologies Inc.	372,862	2,144
*	Spectrum Pharmaceuticals Inc.	311,430	2,140
*	Sunrise Senior Living Inc.	380,848	2,076
*	Idenix Pharmaceuticals Inc.	411,462	2,074
*	Nabi Biopharmaceuticals	356,963	2,067
*	US Physical Therapy Inc.	103,684	2,055
*	Sun Healthcare Group Inc.	159,138	2,015
*	Accuray Inc.	292,496	1,974
*	Durect Corp.	565,646	1,951
*	Exact Sciences Corp.	326,128	1,950
*	ABIOMED Inc.	202,341	1,944
*	Emdeon Inc. Class A	142,305	1,927
*	Immunomedics Inc.	528,009	1,890
*	Lexicon Pharmaceuticals Inc.	1,300,327	1,872
*	Palomar Medical Technologies Inc.	129,445	1,839
*	Almost Family Inc.	47,762	1,835
*	Hi-Tech Pharmacal Co. Inc.	73,365	1,830
*	XenoPort Inc.	213,357	1,818
*	Chindex International Inc.	109,390	1,804
*	Sangamo Biosciences Inc.	268,407	1,782
*	Pharmacyclics Inc.	290,247	1,765
*	Cypress Bioscience Inc.	270,747	1,754
	Cantel Medical Corp.	74,818	1,751
*	Caliper Life Sciences Inc.	274,018	1,737
*,^	AVI BioPharma Inc.	808,646	1,714
*	Columbia Laboratories Inc.	738,659	1,677
*	Dynavax Technologies Corp.	513,700	1,644
*,^	Cel-Sci Corp.	1,973,518	1,623
*	Array Biopharma Inc.	539,700	1,614

25

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Providence Service Corp.	99,136	1,593
*	Endologix Inc.	222,112	1,588
*	Cross Country Healthcare Inc.	187,375	1,587
*	Sciclone Pharmaceuticals Inc.	374,229	1,564
*,^	Metabolix Inc.	128,033	1,558
*,^	Novavax Inc.	639,667	1,554
*	Staar Surgical Co.	253,096	1,544
*	Select Medical Holdings Corp.	210,457	1,538
*	Stereotaxis Inc.	399,713	1,531
*	BioScrip Inc.	288,559	1,509
*	Ligand Pharmaceuticals Inc. Class B	163,291	1,457
*	Vascular Solutions Inc.	119,564	1,401
*	AMN Healthcare Services Inc.	225,647	1,385
*	Arqule Inc.	235,816	1,384
*,^	Cytori Therapeutics Inc.	263,122	1,366
	Ensign Group Inc.	54,829	1,364
*,^	Cadence Pharmaceuticals Inc.	180,214	1,361
*,^	Cell Therapeutics Inc.	3,718,630	1,357
*	MAP Pharmaceuticals Inc.	80,460	1,347
	Pain Therapeutics Inc.	199,091	1,344
*	SurModics Inc.	112,183	1,332
*,^	Clinical Data Inc.	83,250	1,325
*	Repligen Corp.	282,028	1,323
*	BMP Sunstone Corp.	133,127	1,319
*	American Dental Partners Inc.	94,152	1,272
	America Service Group Inc.	83,761	1,268
*	Vital Images Inc.	90,356	1,263
*	Dyax Corp.	577,359	1,236
*,^	BioCryst Pharmaceuticals Inc.	238,653	1,234
*,^	Arena Pharmaceuticals Inc.	716,361	1,232
*	Medcath Corp.	88,286	1,232
*	RadNet Inc.	435,269	1,227
*	Spectranetics Corp.	236,826	1,222
*	IRIS International Inc.	119,171	1,219
	Atrion Corp.	6,660	1,195
*	Chelsea Therapeutics International Ltd.	157,139	1,179
*	Curis Inc.	585,757	1,160
*	Merge Healthcare Inc.	310,894	1,160
*,^	Somaxon Pharmaceuticals Inc.	363,947	1,146
*	KV Pharmaceutical Co. Class A	446,449	1,138
*	CryoLife Inc.	207,899	1,127
*	Team Health Holdings Inc.	72,019	1,119
*	BioMimetic Therapeutics Inc.	87,779	1,115
*	Medical Action Industries Inc.	115,771	1,109
*	TomoTherapy Inc.	304,200	1,098
*	Pozen Inc.	164,598	1,095
*,^	Orexigen Therapeutics Inc.	131,719	1,064
*	Harvard Bioscience Inc.	258,016	1,055
*	Corcept Therapeutics Inc.	268,512	1,036
*	CytRx Corp.	1,020,642	1,031
*	Skilled Healthcare Group Inc.	114,319	1,027
*	Enzo Biochem Inc.	193,489	1,022
*	StemCells Inc.	941,394	1,017
*	Alliance HealthCare Services Inc.	238,356	1,011
*	Synergetics USA Inc.	209,556	983
*	Peregrine Pharmaceuticals Inc.	420,790	968
*	PDI Inc.	91,456	964
*	Albany Molecular Research Inc.	170,153	956
*	Osiris Therapeutics Inc.	122,393	953
*	Capital Senior Living Corp.	141,424	948
*	Mediware Information Systems	87,803	944
*	Orthovita Inc.	466,801	938
*	Kendle International Inc.	86,005	937
*	AtriCure Inc.	90,093	923

26

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Maxygen Inc.	233,306	917
*	Synovis Life Technologies Inc.	56,851	916
*,^	Alexza Pharmaceuticals Inc.	729,048	911
*	Furiex Pharmaceuticals Inc.	61,312	886
	Medtox Scientific Inc.	67,624	886
*	LeMaitre Vascular Inc.	130,255	882
*	RTI Biologics Inc.	326,455	872
*	Cambrex Corp.	168,052	869
*	Santarus Inc.	263,005	860
*	Vical Inc.	425,420	859
*	Inhibitex Inc.	329,827	858
*	Myrexis Inc.	205,574	855
*	ISTA Pharmaceuticals Inc.	164,635	845
*,^	Cerus Corp.	340,622	838
*,^	Rexahn Pharmaceuticals Inc.	737,492	833
*,^	PharmAthene Inc.	194,938	825
*,^	Biotime Inc.	98,981	825
*	ZIOPHARM Oncology Inc.	173,250	807
*	Alphatec Holdings Inc.	287,285	776
*	Metropolitan Health Networks Inc.	173,300	775
*	Progenics Pharmaceuticals Inc.	140,034	765
*	Obagi Medical Products Inc.	65,903	761
*,^	GenVec Inc.	1,356,318	760
*	Synta Pharmaceuticals Corp.	121,735	745
*	Codexis Inc.	70,220	744
*	Matrixx Initiatives Inc.	86,896	735
*	Antares Pharma Inc.	431,832	734
*	AVEO Pharmaceuticals Inc.	50,212	734
*,^	Hemispherx Biopharma Inc.	1,495,011	734
*,^	Celldex Therapeutics Inc.	176,552	727
*	Transcend Services Inc.	37,104	727
	Young Innovations Inc.	21,900	701
*	LCA-Vision Inc.	121,916	701
*	Adolor Corp.	570,341	690
*,^	NovaMed Inc.	59,491	686
*	Icad Inc.	504,072	686
*	Dusa Pharmaceuticals Inc.	274,523	673
*	Cytokinetics Inc.	319,655	668
*,^	Neuralstem Inc.	313,558	665
*,^	Oculus Innovative Sciences Inc.	392,111	663
*,^	Cyclacel Pharmaceuticals Inc.	449,833	661
*	Pacific Biosciences of California Inc.	41,094	654
	Psychemedics Corp.	79,844	653
*,^	Biosante Pharmaceuticals Inc.	395,347	648
*	Cynosure Inc. Class A	63,252	647
*	Digirad Corp.	307,664	646
*	Insmed Inc.	1,011,693	638
*	Infinity Pharmaceuticals Inc.	107,476	637
*	Cleveland Biolabs Inc.	87,878	634
*	Allied Healthcare International Inc.	252,523	634
*	ExamWorks Group Inc.	33,694	623
*	Exactech Inc.	32,695	615
*	Biospecifics Technologies Corp.	23,642	605
*	SuperGen Inc.	229,694	602
*	Arrowhead Research Corp.	664,290	595
*	Simulations Plus Inc.	219,233	590
*	Continucare Corp.	124,245	581
*	Antigenics Inc.	581,108	581
*	Anika Therapeutics Inc.	86,318	572
*	Inovio Pharmaceuticals Inc.	491,899	566
*,^	Apricus Biosciences Inc.	156,874	544
*	Anadys Pharmaceuticals Inc.	380,789	541
*	Affymax Inc.	80,959	538
*,^	BSD Medical Corp.	114,353	528

27

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Rochester Medical Corp.	47,355	517
*	Zalicus Inc.	316,317	500
*	CardioNet Inc.	104,661	490
*,^	MELA Sciences Inc.	143,644	481
*	Cutera Inc.	56,326	467
	National Research Corp.	13,482	462
*	ThermoGenesis Corp.	132,266	462
*,^	XOMA Ltd.	89,142	457
*	SRI/Surgical Express Inc.	95,914	456
*	Theragenics Corp.	293,457	443
*	Accretive Health Inc.	27,232	443
*	Cardica Inc.	98,917	431
*,^	Pure Bioscience	192,641	428
*,^	Idera Pharmaceuticals Inc.	145,210	417
*,^	Opexa Therapeutics Inc.	283,073	416
*	Bovie Medical Corp.	126,896	414
*	Iridex Corp.	107,093	413
*	Caraco Pharmaceutical Laboratories Ltd.	87,666	398
*	Acadia Pharmaceuticals Inc.	330,965	394
*	OncoGenex Pharmaceutical Inc.	22,978	386
*	Orchid Cellmark Inc.	193,544	375
*	Achillion Pharmaceuticals Inc.	89,392	371
*	Omeros Corp.	44,697	368
*	Cardiovascular Systems Inc.	31,450	367
*	Biolase Technology Inc.	210,384	366
*	Rockwell Medical Technologies Inc.	45,069	356
*	Entremed Inc.	66,036	336
*	Telik Inc.	441,006	335
*,^	Sunesis Pharmaceuticals Inc.	639,901	333
*	GTx Inc.	123,695	328
*	Trimeris Inc.	130,957	323
*	Sucampo Pharmaceuticals Inc. Class A	82,197	316
*	Animal Health International Inc.	108,944	313
*	Nanosphere Inc.	71,314	311
*	EnteroMedics Inc.	98,550	304
*	Hansen Medical Inc.	189,920	279
*,^	Discovery Laboratories Inc.	83,163	277
*,^	Bionovo Inc.	241,790	271
*,^	Aastrom Biosciences Inc.	104,751	268
*	Hooper Holmes Inc.	375,715	265
*	Arcadia Resources Inc.	869,871	262
*,^	Oncothyreon Inc.	77,641	252
*,^	Raptor Pharmaceutical Corp.	66,840	244
*	Capstone Therapeutics Corp.	417,588	242
	Utah Medical Products Inc.	8,728	233
*	Heska Corp.	46,343	230
*	Bioanalytical Systems Inc.	86,496	214
	MedQuist Inc.	24,192	209
*	MediciNova Inc.	42,842	206
*,^	Repros Therapeutics Inc.	64,149	195
*	CombiMatrix Corp.	89,252	192
*,^	Neostem Inc.	134,764	190
*	EpiCept Corp.	216,806	183
*,^	RXi Pharmaceuticals Corp.	68,030	176
*,^	IsoRay Inc.	154,342	174
*	ARCA Biopharma Inc.	54,940	174
*	American Caresource Holdings Inc.	120,539	169
*,^	Poniard Pharmaceuticals Inc.	302,091	157
*	CPEX Pharmaceuticals Inc.	6,397	154
*	BioDelivery Sciences International Inc.	42,836	152
*	DynaVox Inc. Class A	28,897	148
*	Uroplasty Inc.	36,220	146
*	Urologix Inc.	217,218	137
*	Escalon Medical Corp.	91,117	137

28

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	AspenBio Pharma Inc.	219,112	132
*,^	Cardium Therapeutics Inc.	306,488	120
*	Lannett Co. Inc.	21,303	119
*	HealthStream Inc.	14,678	118
*	Anthera Pharmaceuticals Inc.	23,912	117
*,^	Acura Pharmaceuticals Inc.	32,877	109
*	Solta Medical Inc.	35,198	107
*	pSivida Corp.	20,796	106
*	Retractable Technologies Inc.	58,006	102
*	PositiveID Corp.	155,145	98
*	PhotoMedex Inc.	16,693	97
*	TranS1 Inc.	45,282	94
*	SunLink Health Systems Inc.	59,100	93
*,^	OXiGENE Inc.	368,500	84
*	Integramed America Inc.	9,596	83
*	Cornerstone Therapeutics Inc.	13,447	78
*	SCOLR Pharma Inc.	197,266	73
*,^	Biodel Inc.	37,133	68
*	Cytomedix Inc.	111,439	66
*	ProPhase Labs Inc.	51,986	62
*	PHC Inc. Class A	37,316	61
*	Transcept Pharmaceuticals Inc.	7,878	58
*	Catalyst Pharmaceutical Partners Inc.	57,225	57
*	ADVENTRX Pharmaceuticals Inc.	20,481	53
	American Medical Alert Corp.	8,497	52
*	Icagen Inc.	28,373	50
*	Oxygen Biotherapeutics Inc.	24,919	48
*	Neurometrix Inc.	63,058	41
*	Vision-Sciences Inc.	29,250	41
*	NMT Medical Inc.	112,290	40
*,^	Marina Biotech Inc.	24,798	39
*	HearUSA Inc.	36,786	33
	Emergent Group Inc.	4,924	32
*	AP Pharma Inc.	69,384	31
*	NuPathe Inc.	3,300	30
*	Threshold Pharmaceuticals Inc.	19,966	27
*	Strategic Diagnostics Inc.	12,985	23
*	Cumberland Pharmaceuticals Inc.	3,878	23
*	Adeona Pharmaceuticals Inc.	17,961	22
*	ReGeneRx Biopharmaceuticals Inc.	92,387	20
*	Amicus Therapeutics Inc.	4,185	19
*	CAS Medical Systems Inc.	5,898	19
*	DARA Biosciences Inc.	5,069	17
*	Palatin Technologies Inc.	11,819	16
*,^	Celsion Corp.	7,600	16
*	IVAX Diagnostics Inc.	27,208	15
*	NeurogesX Inc.	2,300	15
*,^	Molecular Insight Pharmaceuticals Inc.	83,692	13
*	ARYx Therapeutics Inc.	39,301	11
^	Ligand Pharmaceuticals Inc. Roche Contingent Value Rights	395,811	9
*,^	Ligand Pharmaceuticals Inc. TR Beta Contingent Value Rights	395,811	9
*,^	Ligand Pharmaceuticals Inc. General Contingent Value Rights	395,811	8
*,^	Ligand Pharmaceuticals Inc. Glucagon Contingent Value Rights	395,811	8
*	Athersys Inc.	2,200	5
*,^	ULURU Inc.	28,716	3
*	Nile Therapeutics Inc.	3,600	2
*	Angeion Corp.	400	2
*	Allied Healthcare Products	334	1
*	Senesco Technologies Inc.	500	—
			2,021,786

29

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Industrials (15.6%)
* Delta Air Lines Inc.	5,123,801	64,560
Joy Global Inc.	670,975	58,207
* United Continental Holdings Inc.	2,059,763	49,064
Bucyrus International Inc. Class A	526,082	47,032
AMETEK Inc.	1,039,767	40,811
* IHS Inc. Class A	417,090	33,530
Manpower Inc.	529,970	33,261
* Verisk Analytics Inc. Class A	951,276	32,419
* Kansas City Southern	666,673	31,907
* AGCO Corp.	604,461	30,622
KBR Inc.	980,728	29,883
Donaldson Co. Inc.	497,007	28,966
* Foster Wheeler AG	828,472	28,599
* WABCO Holdings Inc.	419,792	25,578
Timken Co.	523,436	24,984
* BE Aerospace Inc.	664,302	24,599
* Hertz Global Holdings Inc.	1,688,336	24,464
JB Hunt Transport Services Inc.	576,671	23,534
* Navistar International Corp.	405,197	23,465
Gardner Denver Inc.	340,858	23,458
Hubbell Inc. Class B	389,482	23,420
Pentair Inc.	641,214	23,411
SPX Corp.	326,122	23,314
* URS Corp.	542,272	22,564
* Terex Corp.	707,507	21,961
* Aecom Technology Corp.	770,128	21,540
* Chicago Bridge & Iron Co. NV	643,539	21,172
Kennametal Inc.	533,314	21,045
IDEX Corp.	532,029	20,813
* Oshkosh Corp.	589,325	20,768
Waste Connections Inc.	750,185	20,653
Nordson Corp.	220,604	20,269
* Owens Corning	631,722	19,678
* Babcock & Wilcox Co.	755,121	19,324
Baldor Electric Co.	306,471	19,320
* Shaw Group Inc.	551,992	18,895
MSC Industrial Direct Co. Class A	289,512	18,729
Lincoln Electric Holdings Inc.	275,105	17,956
* Corrections Corp. of America	716,321	17,951
* TransDigm Group Inc.	246,879	17,778
Covanta Holding Corp.	1,008,988	17,344
* Copart Inc.	453,978	16,956
* AMR Corp.	2,165,179	16,867
Regal-Beloit Corp.	250,827	16,745
* GrafTech International Ltd.	830,598	16,479
Wabtec Corp.	311,532	16,477
* Thomas & Betts Corp.	338,777	16,363
Acuity Brands Inc.	281,971	16,261
* Alliant Techsystems Inc.	216,367	16,104
* Spirit Aerosystems Holdings Inc. Class A	768,499	15,992
Carlisle Cos. Inc.	396,186	15,744
Graco Inc.	390,606	15,409
* Kirby Corp.	349,644	15,402
Towers Watson & Co. Class A	294,285	15,320
Harsco Corp.	523,008	14,812
* WESCO International Inc.	275,950	14,570
Woodward Governor Co.	385,115	14,465
* Genesee & Wyoming Inc. Class A	269,403	14,265
CLARCOR Inc.	328,329	14,082
UTi Worldwide Inc.	661,306	14,020
Lennox International Inc.	296,396	14,017

30

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Trinity Industries Inc.	518,129	13,787
*	Alaska Air Group Inc.	239,232	13,562
*	Esterline Technologies Corp.	195,408	13,403
	Landstar System Inc.	323,396	13,240
	Con-way Inc.	355,735	13,009
*	ArvinMeritor Inc.	611,585	12,550
	Toro Co.	203,455	12,541
*	Clean Harbors Inc.	149,004	12,528
*	EMCOR Group Inc.	431,784	12,513
	Crane Co.	301,898	12,399
	Valmont Industries Inc.	138,736	12,310
*	General Cable Corp.	338,594	11,881
	Actuant Corp. Class A	442,708	11,785
*	Moog Inc. Class A	295,356	11,755
*	Hexcel Corp.	631,762	11,429
	Watsco Inc.	181,004	11,418
*	FTI Consulting Inc.	303,552	11,316
	Belden Inc.	304,959	11,229
	Manitowoc Co. Inc.	852,902	11,182
	Brady Corp. Class A	341,692	11,143
*	Quad/Graphics Inc.	263,517	10,873
	Alexander & Baldwin Inc.	268,182	10,735
	GATX Corp.	300,820	10,613
*	US Airways Group Inc.	1,049,214	10,503
*	Avis Budget Group Inc.	668,225	10,398
*	Teledyne Technologies Inc.	235,908	10,373
*	Geo Group Inc.	418,747	10,326
*	EnerSys	319,069	10,248
*	Middleby Corp.	120,599	10,181
*	Tetra Tech Inc.	401,489	10,061
	Curtiss-Wright Corp.	299,524	9,944
*	United Stationers Inc.	151,462	9,665
	Triumph Group Inc.	107,018	9,568
*	DigitalGlobe Inc.	298,857	9,477
	Herman Miller Inc.	370,918	9,384
*	Atlas Air Worldwide Holdings Inc.	167,992	9,379
	HNI Corp.	291,898	9,107
*	USG Corp.	537,283	9,042
*	United Rentals Inc.	393,628	8,955
	Kaydon Corp.	217,411	8,853
*	Dollar Thrifty Automotive Group Inc.	186,710	8,824
*	Old Dominion Freight Line Inc.	272,576	8,720
*	JetBlue Airways Corp.	1,310,656	8,663
*	HUB Group Inc. Class A	244,583	8,595
	Corporate Executive Board Co.	222,873	8,369
*,^	American Superconductor Corp.	289,598	8,280
	HEICO Corp.	162,223	8,278
	AO Smith Corp.	217,348	8,277
	Rollins Inc.	415,326	8,203
	Brink's Co.	304,882	8,195
	ABM Industries Inc.	305,780	8,042
	Mueller Industries Inc.	245,853	8,039
	Applied Industrial Technologies Inc.	245,364	7,969
	Simpson Manufacturing Co. Inc.	257,392	7,956
*	CoStar Group Inc.	134,828	7,761
*	II-VI Inc.	166,204	7,705
	Robbins & Myers Inc.	214,721	7,683
	Deluxe Corp.	333,443	7,676
	Knight Transportation Inc.	402,650	7,650
*	Sensata Technologies Holding NV	235,930	7,104
*	AAR Corp.	256,034	7,033
	Healthcare Services Group Inc.	428,136	6,966
*	Korn/Ferry International	301,091	6,958
	Watts Water Technologies Inc. Class A	190,072	6,955

31

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Insituform Technologies Inc. Class A	255,262	6,767
	Interface Inc. Class A	417,487	6,534
	ESCO Technologies Inc.	172,416	6,524
	Werner Enterprises Inc.	288,635	6,523
*	AirTran Holdings Inc.	880,967	6,510
*	Orbital Sciences Corp.	376,786	6,454
	Briggs & Stratton Corp.	327,289	6,444
*	Chart Industries Inc.	186,692	6,306
*	Macquarie Infrastructure Co. LLC	297,043	6,288
	Mine Safety Appliances Co.	200,799	6,251
*	Polypore International Inc.	150,630	6,135
	Barnes Group Inc.	296,020	6,119
*	GeoEye Inc.	143,868	6,099
	Granite Construction Inc.	222,271	6,097
	Armstrong World Industries Inc.	135,319	5,819
	Steelcase Inc. Class A	550,299	5,817
	Skywest Inc.	364,706	5,697
	Resources Connection Inc.	302,169	5,617
	Raven Industries Inc.	117,291	5,594
*	EnPro Industries Inc.	133,886	5,564
*	RBC Bearings Inc.	141,316	5,523
*	SYKES Enterprises Inc.	267,566	5,421
	Forward Air Corp.	188,700	5,355
	Heartland Express Inc.	332,980	5,334
*	Beacon Roofing Supply Inc.	297,570	5,318
*	Wabash National Corp.	444,399	5,266
	Unifirst Corp.	95,314	5,247
*	Ceradyne Inc.	165,508	5,218
*	TrueBlue Inc.	286,851	5,160
*	MasTec Inc.	351,517	5,129
	Knoll Inc.	306,449	5,127
*,^	A123 Systems Inc.	530,703	5,063
	American Science & Engineering Inc.	58,804	5,012
*	Acacia Research - Acacia Technologies	192,584	4,996
	Allegiant Travel Co. Class A	101,073	4,977
*	Ladish Co. Inc.	102,216	4,969
*	Blount International Inc.	312,652	4,927
	Kaman Corp.	169,096	4,916
*	Interline Brands Inc.	215,208	4,900
	Universal Forest Products Inc.	125,484	4,881
	Lindsay Corp.	81,596	4,849
	Cubic Corp.	102,531	4,834
*	Advisory Board Co.	101,430	4,831
	Franklin Electric Co. Inc.	122,733	4,777
	Tennant Co.	123,405	4,740
	CIRCOR International Inc.	111,239	4,703
*	Mobile Mini Inc.	237,761	4,681
	Quanex Building Products Corp.	244,748	4,643
	Ameron International Corp.	60,382	4,611
	Arkansas Best Corp.	164,850	4,520
	Titan International Inc.	229,692	4,488
	National Presto Industries Inc.	33,911	4,409
*	Layne Christensen Co.	126,938	4,369
	Badger Meter Inc.	98,008	4,334
	Seaboard Corp.	2,171	4,322
*	Rush Enterprises Inc. Class A	211,011	4,313
	Administaff Inc.	146,693	4,298
*	Amerco Inc.	44,693	4,292
	Albany International Corp.	180,494	4,276
*	Astec Industries Inc.	129,438	4,195
	Mueller Water Products Inc. Class A	1,005,810	4,194
	NACCO Industries Inc. Class A	38,650	4,188
	Sun Hydraulics Corp.	110,615	4,181
	McGrath Rentcorp	155,505	4,077

32

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Colfax Corp.	217,399	4,002
	John Bean Technologies Corp.	193,299	3,891
*	Griffon Corp.	303,115	3,862
*	Huron Consulting Group Inc.	143,897	3,806
*	RSC Holdings Inc.	390,073	3,799
	Applied Signal Technology Inc.	100,099	3,793
	G&K Services Inc. Class A	121,801	3,765
*	3D Systems Corp.	119,484	3,763
*	Dycom Industries Inc.	253,906	3,745
*	Trimas Corp.	181,281	3,709
	Tutor Perini Corp.	172,574	3,695
	TAL International Group Inc.	117,730	3,634
	Comfort Systems USA Inc.	275,902	3,634
*	Kforce Inc.	215,498	3,487
*	Consolidated Graphics Inc.	71,719	3,473
*	Kelly Services Inc. Class A	183,668	3,453
	Viad Corp.	133,364	3,397
*	SFN Group Inc.	347,043	3,387
*	Exponent Inc.	89,470	3,358
	AZZ Inc.	82,980	3,320
*	Satcon Technology Corp.	712,635	3,207
	Heidrick & Struggles International Inc.	111,745	3,201
*	ICF International Inc.	123,918	3,187
	Aircastle Ltd.	295,763	3,091
	Encore Wire Corp.	122,190	3,065
	Gorman-Rupp Co.	94,648	3,059
*	Altra Holdings Inc.	152,789	3,034
	Cascade Corp.	63,798	3,016
*	Navigant Consulting Inc.	326,385	3,003
*	ACCO Brands Corp.	352,313	3,002
*	Aerovironment Inc.	109,978	2,951
	Federal Signal Corp.	429,833	2,949
*	Team Inc.	119,308	2,887
	Ennis Inc.	167,639	2,867
	FreightCar America Inc.	97,137	2,811
*	LB Foster Co. Class A	67,359	2,758
*,^	EnerNOC Inc.	114,453	2,737
	AAON Inc.	96,731	2,729
*	Air Transport Services Group Inc.	341,398	2,697
	EnergySolutions Inc.	483,033	2,690
	Apogee Enterprises Inc.	199,453	2,687
	Vicor Corp.	163,041	2,674
	Great Lakes Dredge & Dock Corp.	360,474	2,657
*	MYR Group Inc.	125,263	2,630
*	Dolan Co.	188,859	2,629
*	Columbus McKinnon Corp.	129,289	2,627
*	Gibraltar Industries Inc.	192,549	2,613
*	Greenbrier Cos. Inc.	121,145	2,543
	Standex International Corp.	81,998	2,453
	Tredegar Corp.	126,032	2,442
*	Kadant Inc.	102,934	2,426
*	Force Protection Inc.	438,386	2,415
*	Sauer-Danfoss Inc.	83,852	2,369
*	Hawaiian Holdings Inc.	301,920	2,367
*	KAR Auction Services Inc.	169,943	2,345
	Dynamic Materials Corp.	96,260	2,173
	Marten Transport Ltd.	99,929	2,136
*	Commercial Vehicle Group Inc.	130,651	2,123
*	Trex Co. Inc.	88,074	2,110
	American Woodmark Corp.	85,895	2,108
*	NN Inc.	165,873	2,050
	Houston Wire & Cable Co.	150,411	2,022
*	CBIZ Inc.	323,818	2,021
*	Orion Marine Group Inc.	174,040	2,019

33

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	FuelCell Energy Inc.	867,248	2,003
*	Taser International Inc.	425,762	2,001
*	Generac Holdings Inc.	123,396	1,995
*	On Assignment Inc.	244,487	1,993
	US Ecology Inc.	113,622	1,975
*	Cenveo Inc.	368,159	1,966
	Twin Disc Inc.	65,239	1,948
*	Genco Shipping & Trading Ltd.	134,646	1,939
*	Furmanite Corp.	280,497	1,938
	HEICO Corp. Class A	51,800	1,933
	CDI Corp.	102,092	1,898
*	M&F Worldwide Corp.	80,995	1,871
*	Active Power Inc.	757,381	1,863
*	Herley Industries Inc.	106,564	1,846
*	GenCorp Inc.	355,415	1,837
*	Powell Industries Inc.	55,552	1,827
	Schawk Inc. Class A	88,645	1,824
*	Odyssey Marine Exploration Inc.	652,137	1,813
	Ampco-Pittsburgh Corp.	64,496	1,809
*	American Reprographics Co.	238,347	1,809
*	Park-Ohio Holdings Corp.	84,063	1,758
*	APAC Customer Services Inc.	288,883	1,753
*	Celadon Group Inc.	117,844	1,743
	Aceto Corp.	192,564	1,733
*	H&E Equipment Services Inc.	149,118	1,725
*	Michael Baker Corp.	54,109	1,683
*	Northwest Pipe Co.	69,046	1,659
*	CRA International Inc.	69,996	1,646
*	Pacer International Inc.	240,158	1,643
*,^	Ener1 Inc.	423,516	1,605
	Graham Corp.	80,175	1,603
*	Republic Airways Holdings Inc.	218,634	1,600
*,^	Global Power Equipment Group Inc.	66,992	1,554
*	Eagle Bulk Shipping Inc.	308,843	1,538
*	Titan Machinery Inc.	78,277	1,511
*,^	Advanced Battery Technologies Inc.	390,160	1,502
*	Innerworkings Inc.	228,511	1,497
*,^	Valence Technology Inc.	888,980	1,493
*	School Specialty Inc.	104,835	1,460
*	Standard Parking Corp.	75,689	1,430
*	Dynamex Inc.	55,639	1,378
*	Pinnacle Airlines Corp.	174,176	1,376
*	Sterling Construction Co. Inc.	105,420	1,375
	Kimball International Inc. Class B	197,534	1,363
*	RailAmerica Inc.	104,438	1,352
	Baltic Trading Ltd.	130,727	1,335
*	Astronics Corp.	62,610	1,315
	Insteel Industries Inc.	102,392	1,279
*	Saia Inc.	76,758	1,273
	Ducommun Inc.	58,381	1,272
*	CAI International Inc.	64,726	1,269
*	USA Truck Inc.	95,023	1,257
*	Tecumseh Products Co. Class A	95,123	1,241
*	Broadwind Energy Inc.	531,079	1,227
*	American Railcar Industries Inc.	55,006	1,217
*	CPI Aerostructures Inc.	85,735	1,206
*	Flow International Corp.	293,973	1,202
*	Capstone Turbine Corp.	1,251,828	1,201
*	Energy Recovery Inc.	323,370	1,184
*	Lydall Inc.	146,691	1,181
*	DXP Enterprises Inc.	48,485	1,164
	Horizon Lines Inc. Class A	262,607	1,148
*	Casella Waste Systems Inc. Class A	161,746	1,147
*	AT Cross Co. Class A	114,797	1,108

34

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	YRC Worldwide Inc.	297,211	1,106
*	LMI Aerospace Inc.	68,874	1,101
	Multi-Color Corp.	55,221	1,075
*	Volt Information Sciences Inc.	123,903	1,072
*	PMFG Inc.	63,760	1,046
	Met-Pro Corp.	86,640	1,023
	LSI Industries Inc.	120,930	1,023
*	United Capital Corp.	31,463	1,023
	International Shipholding Corp.	39,674	1,008
*	NCI Building Systems Inc.	71,662	1,003
*	Pike Electric Corp.	116,417	999
*	WCA Waste Corp.	204,513	990
	Preformed Line Products Co.	16,850	986
	Miller Industries Inc.	68,900	980
*	Metalico Inc.	163,012	958
	Alamo Group Inc.	33,648	936
*	Kratos Defense & Security Solutions Inc.	70,917	934
	Intersections Inc.	88,045	921
*	Fuel Tech Inc.	93,774	911
*	Hill International Inc.	140,036	906
*	Franklin Covey Co.	102,126	877
*	Ceco Environmental Corp.	142,337	848
*	Universal Truckload Services Inc.	53,196	847
*	Willis Lease Finance Corp.	64,920	846
*	Xerium Technologies Inc.	52,590	839
*	Patriot Transportation Holding Inc.	8,798	818
*	LaBarge Inc.	51,700	812
	Todd Shipyards Corp.	35,606	797
*	Quality Distribution Inc.	87,702	797
	Barrett Business Services Inc.	50,584	787
*	Hudson Highland Group Inc.	134,792	786
*	GP Strategies Corp.	76,656	785
*	Hurco Cos. Inc.	31,939	755
	SIFCO Industries Inc.	44,585	727
*	PAM Transportation Services Inc.	64,217	720
	Courier Corp.	45,031	699
*	Coleman Cable Inc.	110,772	696
	VSE Corp.	20,772	686
	Lawson Products Inc.	27,224	678
*	Higher One Holdings Inc.	32,953	667
*	Key Technology Inc.	38,493	655
	Hardinge Inc.	66,164	644
*	Allied Motion Technologies Inc.	92,797	638
*	UQM Technologies Inc.	277,445	635
*	Mistras Group Inc.	47,102	635
	Primoris Services Corp.	63,752	608
*	PowerSecure International Inc.	77,585	604
*	Innovative Solutions & Support Inc.	106,090	602
	Ecology and Environment Inc.	38,872	581
*,^	Ocean Power Technologies Inc.	95,876	546
*	Magnetek Inc.	403,630	545
*	Ultralife Corp.	81,741	540
	Eastern Co.	28,955	517
*	Frozen Food Express Industries	114,834	510
	Virco Manufacturing	188,287	490
*	Builders FirstSource Inc.	243,575	480
*	Mfri Inc.	45,063	464
*	US Home Systems Inc.	94,353	461
	Standard Register Co.	134,841	460
*	BlueLinx Holdings Inc.	117,386	430
*	Perma-Fix Environmental Services	261,912	430
	LS Starrett Co. Class A	36,454	426
*	Document Security Systems Inc.	77,440	413
*	Omega Flex Inc.	24,637	407

35

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Supreme Industries Inc. Class A	120,885	375
*	Hudson Technologies Inc.	211,050	346
*	Argan Inc.	36,431	338
*	Roadrunner Transportation Systems Inc.	22,955	332
	Providence and Worcester Railroad Co.	19,800	332
*	Integrated Electrical Services Inc.	93,324	326
*	Applied Energetics Inc.	374,992	319
	Douglas Dynamics Inc.	20,300	308
*	LGL Group Inc.	16,937	306
*,^	Hoku Corp.	105,454	278
*	Orion Energy Systems Inc.	83,581	278
*	Baldwin Technology Co. Class A	206,023	272
*	Gencor Industries Inc.	37,710	271
	SeaCube Container Leasing Ltd.	19,310	271
*	Covenant Transportation Group Inc. Class A	27,524	268
*	Spherix Inc.	348,444	249
*	Arotech Corp.	138,786	230
*	Keyw Holding Corp.	15,661	230
*	TRC Cos. Inc.	64,073	224
*	Plug Power Inc.	570,809	212
	Superior Uniform Group Inc.	17,494	192
*	LECG Corp.	131,605	182
*	Tecumseh Products Co. Class B	11,900	155
*,^	Beacon Power Corp.	700,639	154
*	Amrep Corp.	12,689	153
*	Energy Focus Inc.	159,600	150
*,^	Akeena Solar Inc.	287,918	136
*	Ameresco Inc. Class A	9,082	130
*	Lime Energy Co.	32,543	129
*	Sypris Solutions Inc.	28,772	123
*	Innotrac Corp.	74,579	108
*	Rush Enterprises Inc. Class B	5,550	100
*	PGT Inc.	40,387	99
*	Multiband Corp.	33,188	94
*	American Electric Technologies Inc.	36,928	82
*,^	Ascent Solar Technologies Inc.	24,417	82
*	Rand Logistics Inc.	14,590	70
*	Lightbridge Corp.	11,198	60
*	Adept Technology Inc. Class A	13,375	60
*	Innovaro Inc.	33,134	46
*	Heritage-Crystal Clean Inc.	3,959	39
*	Versar Inc.	10,930	38
*	Industrial Services of America Inc.	3,032	37
	Hubbell Inc. Class A	500	28
*	Real Goods Solar Inc. Class A	8,597	21
*	TBS International plc Class A	7,410	21
*	TeamStaff Inc.	17,157	9
*	Breeze-Eastern Corp.	1,000	7
*	Patrick Industries Inc.	3,647	7
	Servotronics Inc.	503	4
*	KSW Inc.	1,017	4
*	Kaiser Ventures LLC Class A	36,800	—
			2,728,108
Information Technology (15.7%)
*	Cree Inc.	704,492	46,419
	Maxim Integrated Products Inc.	1,929,329	45,571
*	VMware Inc. Class A	511,526	45,480
*	Rovi Corp.	683,266	42,369
	Activision Blizzard Inc.	3,368,899	41,909
*	Lam Research Corp.	798,695	41,356
*	Atmel Corp.	2,976,183	36,667
*	Skyworks Solutions Inc.	1,190,750	34,091
*	Riverbed Technology Inc.	954,734	33,578

36

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Avnet Inc.	987,219	32,608
*	Trimble Navigation Ltd.	780,190	31,153
*	ANSYS Inc.	591,173	30,782
	Factset Research Systems Inc.	301,215	28,242
*	Nuance Communications Inc.	1,508,333	27,421
*	Informatica Corp.	609,475	26,835
*	Synopsys Inc.	965,094	25,971
*	Arrow Electronics Inc.	752,338	25,768
*	Equinix Inc.	298,861	24,285
*,^	Alliance Data Systems Corp.	340,692	24,199
	Global Payments Inc.	517,638	23,920
	Solera Holdings Inc.	456,402	23,423
*	ON Semiconductor Corp.	2,360,154	23,318
*	MICROS Systems Inc.	523,494	22,960
*	Dolby Laboratories Inc. Class A	343,183	22,890
*	Polycom Inc.	554,652	21,620
*	VeriFone Systems Inc.	557,654	21,503
*	TIBCO Software Inc.	1,084,342	21,372
*	Cypress Semiconductor Corp.	1,077,500	20,020
*	Rackspace Hosting Inc.	630,905	19,817
*	Ingram Micro Inc.	1,018,651	19,446
*	CommScope Inc.	617,305	19,272
	Broadridge Financial Solutions Inc.	820,330	17,990
*	Varian Semiconductor Equipment Associates Inc.	484,573	17,915
	Lender Processing Services Inc.	602,499	17,786
*	Parametric Technology Corp.	765,434	17,245
*	Atheros Communications Inc.	464,938	16,701
*	Acme Packet Inc.	313,565	16,669
*	AOL Inc.	693,476	16,442
*	IAC/InterActiveCorp	570,461	16,372
*	WebMD Health Corp.	318,033	16,239
	Jack Henry & Associates Inc.	556,270	16,215
*	NCR Corp.	1,039,738	15,981
*	Gartner Inc.	474,603	15,757
*	Vishay Intertechnology Inc.	1,071,245	15,726
*	Brocade Communications Systems Inc.	2,945,449	15,581
*	Concur Technologies Inc.	296,202	15,382
*	Finisar Corp.	500,479	14,859
	ADTRAN Inc.	409,856	14,841
*	Itron Inc.	262,500	14,556
	National Instruments Corp.	381,578	14,363
*	Cadence Design Systems Inc.	1,735,591	14,336
*	SuccessFactors Inc.	493,419	14,289
*	Zebra Technologies Corp.	367,748	13,971
	Diebold Inc.	426,762	13,678
*	International Rectifier Corp.	455,824	13,533
*	Tech Data Corp.	302,931	13,335
*	Silicon Laboratories Inc.	289,397	13,318
*	Rambus Inc.	647,721	13,265
*	RF Micro Devices Inc.	1,784,670	13,117
*	PMC - Sierra Inc.	1,494,499	12,838
*	Ciena Corp.	607,897	12,796
*	NeuStar Inc. Class A	486,823	12,682
*	Fairchild Semiconductor International Inc. Class A	808,126	12,615
	CoreLogic Inc.	676,595	12,531
*	Microsemi Corp.	542,566	12,425
	Intersil Corp. Class A	807,837	12,336
*	TriQuint Semiconductor Inc.	1,033,362	12,080
*	Ariba Inc.	511,005	12,004
*	InterDigital Inc.	286,270	11,920
*	Progress Software Corp.	281,295	11,904
*	Viasat Inc.	266,816	11,849
	Plantronics Inc.	309,971	11,537
*	Wright Express Corp.	248,862	11,448

37

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	Veeco Instruments Inc.	265,110	11,389
*	Quest Software Inc.	398,488	11,054
*	Cavium Networks Inc.	290,541	10,948
	Anixter International Inc.	183,094	10,936
*	Convergys Corp.	804,578	10,596
*	CACI International Inc. Class A	197,018	10,521
	DST Systems Inc.	233,650	10,362
*	Netlogic Microsystems Inc.	325,919	10,237
*	GSI Commerce Inc.	431,880	10,020
*	Aruba Networks Inc.	469,198	9,797
*	Hittite Microwave Corp.	160,109	9,773
	Sapient Corp.	771,856	9,339
*	Blackboard Inc.	223,100	9,214
*	Semtech Corp.	405,071	9,171
*	Arris Group Inc.	815,029	9,145
*	Acxiom Corp.	521,028	8,936
*	Digital River Inc.	258,207	8,887
*	Fortinet Inc.	273,500	8,848
*	Cymer Inc.	193,310	8,712
*	j2 Global Communications Inc.	296,284	8,577
*	Mentor Graphics Corp.	712,492	8,550
*	ValueClick Inc.	530,466	8,503
*	Blue Coat Systems Inc.	280,601	8,382
*	Plexus Corp.	262,967	8,136
*	Lawson Software Inc.	868,633	8,035
*	CommVault Systems Inc.	280,073	8,016
*	MKS Instruments Inc.	327,062	8,010
*	Ultimate Software Group Inc.	163,516	7,952
*	JDA Software Group Inc.	280,833	7,863
*	Netgear Inc.	232,751	7,839
*	Omnivision Technologies Inc.	262,884	7,784
*	Spansion Inc. Class A	373,380	7,729
	Cognex Corp.	260,152	7,654
	Blackbaud Inc.	286,443	7,419
	MAXIMUS Inc.	112,338	7,367
*	Benchmark Electronics Inc.	405,567	7,365
*	Coherent Inc.	161,879	7,307
	Power Integrations Inc.	181,631	7,291
*	Taleo Corp. Class A	262,892	7,269
*	Tessera Technologies Inc.	327,861	7,262
*	L-1 Identity Solutions Inc.	607,628	7,237
*	Cirrus Logic Inc.	449,145	7,177
*,^	Power-One Inc.	691,898	7,057
*,^	OpenTable Inc.	99,588	7,019
*	Integrated Device Technology Inc.	1,030,800	6,865
	Littelfuse Inc.	144,444	6,798
*	Take-Two Interactive Software Inc.	553,043	6,769
*	Emulex Corp.	577,913	6,738
*	SAVVIS Inc.	258,621	6,600
*,^	Synaptics Inc.	223,687	6,572
*	FEI Co.	248,756	6,570
*	TiVo Inc.	759,049	6,551
*	Rofin-Sinar Technologies Inc.	184,487	6,538
*	Universal Display Corp.	210,264	6,445
*	Entegris Inc.	856,935	6,401
	Fair Isaac Corp.	270,635	6,325
*	Diodes Inc.	233,813	6,311
*	Cabot Microelectronics Corp.	151,658	6,286
*	Unisys Corp.	238,301	6,170
*	EchoStar Corp. Class A	246,580	6,157
*	Art Technology Group Inc.	1,029,521	6,157
*	Amkor Technology Inc.	822,367	6,077
*	Mantech International Corp. Class A	146,514	6,055
	Earthlink Inc.	703,593	6,051

38

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Advent Software Inc.	103,828	6,014
*	Sanmina-SCI Corp.	517,459	5,940
*	ACI Worldwide Inc.	218,613	5,874
*,^	STEC Inc.	330,614	5,835
*	Euronet Worldwide Inc.	330,310	5,761
*	SRA International Inc. Class A	279,132	5,708
*	Websense Inc.	277,381	5,617
*	Scansource Inc.	174,264	5,559
*	Terremark Worldwide Inc.	427,822	5,540
*,^	SunPower Corp. Class A	427,786	5,489
*	DTS Inc.	111,724	5,480
*	Entropic Communications Inc.	453,120	5,474
*	Harmonic Inc.	633,693	5,431
*,^	Ebix Inc.	226,018	5,350
*	IPG Photonics Corp.	168,955	5,342
*	Tekelec	446,925	5,323
*	Checkpoint Systems Inc.	258,065	5,303
*	DealerTrack Holdings Inc.	263,812	5,295
*	Quantum Corp.	1,413,758	5,259
*	Netscout Systems Inc.	227,158	5,227
*	Aspen Technology Inc.	404,430	5,136
*	Loral Space & Communications Inc.	66,994	5,125
	Comtech Telecommunications Corp.	183,965	5,101
*	Constant Contact Inc.	164,528	5,099
*	Ixia	300,387	5,040
*	MIPS Technologies Inc. Class A	325,616	4,936
*	MicroStrategy Inc. Class A	57,153	4,885
	AVX Corp.	312,989	4,829
*	Sonus Networks Inc.	1,795,670	4,794
*	SYNNEX Corp.	153,353	4,785
*	Sonic Solutions Inc.	317,103	4,757
*	Sourcefire Inc.	182,039	4,720
*	LogMeIn Inc.	106,292	4,713
*	Lattice Semiconductor Corp.	765,358	4,638
*	DG FastChannel Inc.	158,813	4,587
*	Bottomline Technologies Inc.	209,943	4,558
*	Manhattan Associates Inc.	145,192	4,434
*	OSI Systems Inc.	121,283	4,410
	Black Box Corp.	114,937	4,401
*	Stratasys Inc.	134,214	4,381
*	Electronics for Imaging Inc.	299,186	4,281
	Micrel Inc.	328,589	4,268
*	Standard Microsystems Corp.	147,581	4,255
*	TeleTech Holdings Inc.	205,896	4,239
*	Oclaro Inc.	321,744	4,231
*	TTM Technologies Inc.	283,329	4,224
*	Radiant Systems Inc.	215,353	4,214
*	CSG Systems International Inc.	222,022	4,205
*	GT Solar International Inc.	458,496	4,181
*	Compellent Technologies Inc.	151,472	4,179
*	Synchronoss Technologies Inc.	155,996	4,167
*	Newport Corp.	239,837	4,166
*	ATMI Inc.	204,933	4,086
*	Intermec Inc.	322,061	4,077
*	Applied Micro Circuits Corp.	380,232	4,061
*	Volterra Semiconductor Corp.	174,743	4,047
*	SolarWinds Inc.	210,111	4,045
	Syntel Inc.	84,301	4,029
	Park Electrochemical Corp.	134,238	4,027
	MTS Systems Corp.	106,754	3,999
*	Brightpoint Inc.	456,236	3,983
*	Insight Enterprises Inc.	301,507	3,968
*	Rogers Corp.	103,292	3,951
*	Monolithic Power Systems Inc.	237,796	3,928

39

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Pegasystems Inc.	106,301	3,894
	Daktronics Inc.	244,437	3,891
*	Brooks Automation Inc.	426,678	3,870
	Heartland Payment Systems Inc.	249,066	3,841
	United Online Inc.	568,179	3,750
*	Tyler Technologies Inc.	179,718	3,731
	iGate Corp.	188,803	3,721
*	comScore Inc.	166,188	3,708
*	Silicon Image Inc.	503,965	3,704
	Opnet Technologies Inc.	136,182	3,646
*	TNS Inc.	174,260	3,625
*	RightNow Technologies Inc.	151,510	3,586
*	FARO Technologies Inc.	108,617	3,567
*	Ultratech Inc.	178,406	3,547
*,^	QuinStreet Inc.	181,071	3,478
*	Vocus Inc.	125,412	3,469
	Forrester Research Inc.	96,942	3,421
	EPIQ Systems Inc.	248,414	3,411
*	Advanced Energy Industries Inc.	247,727	3,379
*	Cardtronics Inc.	190,810	3,377
*	Avid Technology Inc.	192,957	3,369
*	Kenexa Corp.	150,370	3,277
*	Kulicke & Soffa Industries Inc.	454,375	3,272
	Methode Electronics Inc.	247,491	3,210
^	VirnetX Holding Corp.	214,297	3,182
*	Smith Micro Software Inc.	201,874	3,178
	NIC Inc.	325,659	3,162
*	Maxwell Technologies Inc.	166,850	3,152
*	Mercury Computer Systems Inc.	168,740	3,101
*	Electro Scientific Industries Inc.	192,032	3,078
*	Epicor Software Corp.	302,833	3,059
*	Verint Systems Inc.	95,007	3,012
*	LivePerson Inc.	262,364	2,965
*	AXT Inc.	283,225	2,957
*	Zoran Corp.	335,769	2,955
*	FormFactor Inc.	327,000	2,904
	CTS Corp.	258,648	2,861
*	THQ Inc.	470,488	2,851
*	Sycamore Networks Inc.	131,106	2,699
*	support.com Inc.	403,775	2,616
*	RealNetworks Inc.	622,464	2,614
*	Move Inc.	1,013,011	2,603
*	Infinera Corp.	250,709	2,590
*	Anadigics Inc.	373,669	2,590
*	SunPower Corp. Class B	208,266	2,585
*	Anaren Inc.	122,272	2,549
*	Sigma Designs Inc.	178,357	2,527
*	Echelon Corp.	245,409	2,501
*	Knot Inc.	249,664	2,467
	Cohu Inc.	145,847	2,418
*	ExlService Holdings Inc.	111,412	2,393
*	Perficient Inc.	190,711	2,384
*	Ancestry.com Inc.	83,662	2,369
*	Interactive Intelligence Inc.	88,263	2,309
*	Oplink Communications Inc.	124,769	2,304
*	LTX-Credence Corp.	310,585	2,298
*	Measurement Specialties Inc.	77,969	2,288
*	IXYS Corp.	196,117	2,279
*	DemandTec Inc.	208,238	2,257
*,^	Rubicon Technology Inc.	106,710	2,249
*	S1 Corp.	323,059	2,229
*	Ceva Inc.	108,327	2,221
*	Hypercom Corp.	264,368	2,213
*	RealD Inc.	84,982	2,203

40

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Aviat Networks Inc.	433,793	2,199
*,^	KIT Digital Inc.	135,776	2,178
*	ModusLink Global Solutions Inc.	322,914	2,164
*	Intevac Inc.	154,157	2,160
*	UTStarcom Inc.	1,040,223	2,143
	DDi Corp.	180,202	2,119
*	Zix Corp.	494,449	2,111
*	Multi-Fineline Electronix Inc.	79,330	2,101
*	SMART Modular Technologies WWH Inc.	358,996	2,068
*	Supertex Inc.	85,353	2,064
*	Kemet Corp.	138,403	2,018
*,^	Powerwave Technologies Inc.	788,054	2,002
*	NetSuite Inc.	80,050	2,001
*	Photronics Inc.	336,307	1,988
*	Exar Corp.	281,083	1,962
*	EMS Technologies Inc.	99,115	1,961
*	Imation Corp.	189,351	1,952
*	Novatel Wireless Inc.	202,753	1,936
*	Amtech Systems Inc.	76,650	1,928
	Marchex Inc. Class B	199,791	1,906
*	Infospace Inc.	228,311	1,895
*	Internap Network Services Corp.	311,345	1,893
*	Ciber Inc.	400,397	1,874
*	NVE Corp.	32,381	1,873
*	LoopNet Inc.	168,521	1,872
*	Extreme Networks	604,389	1,868
*	RealPage Inc.	60,081	1,858
*,^	Wave Systems Corp. Class A	467,304	1,841
*	Lionbridge Technologies Inc.	494,906	1,826
*	Pericom Semiconductor Corp.	165,654	1,819
	Keynote Systems Inc.	124,330	1,818
	Cass Information Systems Inc.	47,775	1,813
*	Silicon Graphics International Corp.	199,235	1,799
*	Super Micro Computer Inc.	155,877	1,799
*	Kopin Corp.	430,394	1,790
*	Actuate Corp.	308,189	1,757
*	Deltek Inc.	233,324	1,694
	Electro Rent Corp.	104,141	1,683
*	Trident Microsystems Inc.	934,414	1,663
*	iGO Inc.	432,897	1,662
*	Seachange International Inc.	193,374	1,653
*	Axcelis Technologies Inc.	475,259	1,644
*	Travelzoo Inc.	39,664	1,635
*	MoSys Inc.	286,681	1,631
*	QLIK Technologies Inc.	63,103	1,629
*	Rudolph Technologies Inc.	196,263	1,615
*	Limelight Networks Inc.	276,772	1,608
	Stamps.com Inc.	120,526	1,597
*	Symmetricom Inc.	221,728	1,572
*	DSP Group Inc.	191,930	1,562
*	Computer Task Group Inc.	143,172	1,558
*	Digi International Inc.	140,134	1,555
*	Vishay Precision Group Inc.	81,824	1,542
*	Magma Design Automation Inc.	306,334	1,535
*	NU Horizons Electronics Corp.	213,002	1,485
*,^	Calix Inc.	87,618	1,481
*	Integral Systems Inc.	148,877	1,475
*	Saba Software Inc.	239,769	1,467
*	Integrated Silicon Solution Inc.	179,453	1,441
*	Monotype Imaging Holdings Inc.	128,293	1,424
*	VASCO Data Security International Inc.	174,673	1,420
*	QuickLogic Corp.	221,320	1,410
*	Global Cash Access Holdings Inc.	441,299	1,408
*	Cray Inc.	194,884	1,393

41

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Globecomm Systems Inc.	136,480	1,365
	Telular Corp.	201,463	1,342
*,^	Energy Conversion Devices Inc.	290,167	1,335
*	PRGX Global Inc.	209,581	1,327
*	Pulse Electronics Corp.	248,861	1,324
*	Radisys Corp.	146,310	1,302
*	Mattson Technology Inc.	431,243	1,294
*	Zygo Corp.	105,612	1,292
*	Spectrum Control Inc.	85,771	1,286
*	Bsquare Corp.	146,452	1,281
*	Dynamics Research Corp.	93,598	1,254
*	TeleCommunication Systems Inc. Class A	266,018	1,242
*	Transact Technologies Inc.	127,286	1,193
*	Nanometrics Inc.	91,992	1,180
*,^	Microvision Inc.	615,836	1,145
*	Ultra Clean Holdings	122,860	1,144
*	Occam Networks Inc.	131,192	1,137
*	MoneyGram International Inc.	411,350	1,115
*	PROS Holdings Inc.	97,676	1,113
	American Software Inc. Class A	164,144	1,111
*	Gerber Scientific Inc.	141,066	1,110
*,^	Rosetta Stone Inc.	52,243	1,109
*	Callidus Software Inc.	218,533	1,101
*,^	Research Frontiers Inc.	205,046	1,091
*	Dice Holdings Inc.	75,636	1,085
*,^	Local.com Corp.	167,148	1,085
*	KVH Industries Inc.	90,378	1,080
*	Mindspeed Technologies Inc.	175,202	1,069
*	Hackett Group Inc.	298,042	1,046
	Bel Fuse Inc. Class B	43,755	1,046
*	SS&C Technologies Holdings Inc.	50,129	1,028
*	Immersion Corp.	152,449	1,023
*	Network Equipment Technologies Inc.	220,338	1,020
*	Tollgrade Communications Inc.	109,137	1,013
*	BTU International Inc.	111,167	999
*	Agilysys Inc.	177,464	999
*	Liquidity Services Inc.	70,439	990
*	FalconStor Software Inc.	293,650	984
	Renaissance Learning Inc.	82,995	983
*	X-Rite Inc.	214,879	982
*	Data I/O Corp.	170,876	981
*	PC Mall Inc.	128,872	976
*	Openwave Systems Inc.	433,970	920
*	Virtusa Corp.	54,331	889
*	Web.com Group Inc.	105,072	888
*,^	Evergreen Solar Inc.	1,516,247	884
*	Pervasive Software Inc.	170,783	881
	Mocon Inc.	68,091	880
*	Westell Technologies Inc. Class A	268,074	877
	Communications Systems Inc.	61,604	859
*	ShoreTel Inc.	108,995	851
	Evolving Systems Inc.	102,263	851
*	Ramtron International Corp.	252,459	851
	Ipass Inc.	676,702	846
*	Fabrinet	39,017	839
*	LaserCard Corp.	133,468	833
*	Opnext Inc.	472,796	832
*	Bitstream Inc. Class A	114,528	828
*	Comverge Inc.	117,645	813
*	Digimarc Corp.	26,516	796
*	Advanced Analogic Technologies Inc.	194,484	780
*	NCI Inc. Class A	33,700	775
*	ORBCOMM Inc.	292,962	759
*	Datalink Corp.	156,985	758

42

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	SRS Labs Inc.	84,276	742
*	LRAD Corp.	271,744	731
*	Guidance Software Inc.	98,818	711
*	Presstek Inc.	320,018	710
*	Tier Technologies Inc. Class B	117,374	703
*	Rimage Corp.	46,868	699
*	KEY Tronic Corp.	131,723	688
*	LeCroy Corp.	69,031	679
*	IntraLinks Holdings Inc.	35,872	671
*	GSE Systems Inc.	179,828	651
*	BigBand Networks Inc.	230,937	647
*	PDF Solutions Inc.	133,969	646
*	Aware Inc.	229,403	642
*	Conexant Systems Inc.	390,556	637
*	LoJack Corp.	98,177	634
*	Network Engines Inc.	411,278	625
*	CPI International Inc.	31,588	611
*	BroadSoft Inc.	25,035	598
*	Online Resources Corp.	128,409	597
*	StarTek Inc.	115,340	585
	Richardson Electronics Ltd.	49,888	583
*	PC Connection Inc.	65,582	581
*	Insweb Corp.	70,359	580
*	Hutchinson Technology Inc.	153,807	571
*	Innodata Isogen Inc.	196,497	560
	Mesa Laboratories Inc.	18,022	541
*	Identive Group Inc.	213,733	539
*	NAPCO Security Technologies Inc.	297,429	532
*	XETA Technologies Inc.	177,517	527
*	Versant Corp.	43,949	523
*	QAD Inc. Class A	57,072	519
*	Glu Mobile Inc.	249,992	517
*,^	Echo Global Logistics Inc.	42,436	511
	Astro-Med Inc.	64,998	501
*	Autobytel Inc.	572,741	493
*	Aetrium Inc.	209,921	489
*	PC-Tel Inc.	80,177	481
*	MaxLinear Inc.	44,422	478
*	PLX Technology Inc.	131,538	475
*	FSI International Inc.	106,309	470
*	EndWave Corp.	207,182	466
*	Information Services Group Inc.	219,952	460
*	Onvia Inc.	98,708	457
*	RAE Systems Inc.	283,305	456
*	Frequency Electronics Inc.	67,949	456
*	Stream Global Services Inc.	110,882	438
*	GSI Technology Inc.	53,108	430
*	Emcore Corp.	391,031	422
	TheStreet.com Inc.	148,904	398
*	Reis Inc.	56,574	396
*	Zhone Technologies Inc.	145,709	389
*	Micronetics Inc.	87,314	384
*,^	Meru Networks Inc.	24,835	383
*	Dot Hill Systems Corp.	219,475	382
*	Cyberoptics Corp.	43,293	370
*	EasyLink Services International Corp. Class A	85,391	359
*	Performance Technologies Inc.	207,679	353
	Optical Cable Corp.	111,581	348
*	Spire Corp.	65,882	343
*	Hauppauge Digital Inc.	153,081	343
*	Looksmart Ltd.	161,326	340
*	Market Leader Inc.	181,907	320
*	Motricity Inc.	16,920	314
*	CalAmp Corp.	99,555	313

43

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	ID Systems Inc.	91,248	302
*	Tii Network Technologies Inc.	107,178	298
*	NetSol Technologies Inc.	151,292	283
*	Cinedigm Digital Cinema Corp. Class A	166,650	275
*	PAR Technology Corp.	48,052	274
*	Transwitch Corp.	120,675	259
*	Superconductor Technologies Inc.	167,626	255
	Imergent Inc.	56,451	253
*	Intellicheck Mobilisa Inc.	184,780	253
*	Video Display Corp.	63,554	252
*	Procera Networks Inc.	402,632	250
*	Ikanos Communications Inc.	185,951	249
*	Digital Ally Inc.	137,859	241
*	Ditech Networks Inc.	165,261	236
*	Sonic Foundry Inc.	16,862	234
*,^	Netlist Inc.	91,023	232
*	NaviSite Inc.	59,337	219
*	ePlus Inc.	8,963	212
*	TechTarget Inc.	25,396	201
*	Lantronix Inc.	54,334	201
*	RF Monolithics Inc.	160,383	197
*	Acorn Energy Inc.	49,263	191
*	Pixelworks Inc.	54,196	190
*	Cascade Microtech Inc.	43,648	189
*	Management Network Group Inc.	72,395	188
*	AuthenTec Inc.	74,840	187
*	Inphi Corp.	9,272	186
*	Newtek Business Services Inc.	96,214	165
*	Vertro Inc.	33,558	164
	Bel Fuse Inc. Class A	5,719	146
*	Majesco Entertainment Co.	199,658	146
*	Soundbite Communications Inc.	51,381	145
*	QAD Inc. Class B	14,091	140
*	TigerLogic Corp.	28,977	136
*	IEC Electronics Corp.	17,877	136
*	Planar Systems Inc.	65,314	133
*	TSR Inc.	27,043	132
*	Selectica Inc.	24,332	119
*	Lightpath Technologies Inc. Class A	59,757	109
*	EDGAR Online Inc.	82,112	99
*	Parkervision Inc.	221,647	98
*	Authentidate Holding Corp.	212,562	95
*	WebMediaBrands Inc.	55,964	90
*	Dialogic Inc.	20,792	82
*	Convio Inc.	9,294	77
*	Scientific Learning Corp.	22,131	67
*	MEMSIC Inc.	19,210	63
*	Envestnet Inc.	3,268	56
*	Mastech Holdings Inc.	12,664	53
*	DRI Corp.	39,661	45
*	Unify Corp.	13,137	38
*	DayStar Technologies Inc.	22,553	36
*	Inuvo Inc.	6,819	35
*	Globalscape Inc.	16,828	33
*	Numerex Corp. Class A	3,300	30
*	MakeMusic Inc.	5,456	29
*	Relm Wireless Corp.	13,962	25
*	GTSI Corp.	4,450	21
*	ClearOne Communications Inc.	5,294	20
*	Rainmaker Systems Inc.	7,607	11
*	Overland Storage Inc.	7,040	10
*	Wireless Ronin Technologies Inc.	5,509	8
*	eLoyalty Corp.	1,000	6
*	Wireless Telecom Group Inc.	4,907	4

44

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Interphase Corp.	449	1
*	INX Inc.	100	1
*	Conolog Corp.	25	—
			2,731,669
Materials (6.7%)
	Mosaic Co.	1,042,265	79,587
	Lubrizol Corp.	426,358	45,569
	Walter Energy Inc.	343,634	43,930
	Celanese Corp. Class A	1,011,239	41,633
*	Crown Holdings Inc.	1,033,488	34,498
	Albemarle Corp.	594,869	33,182
	Nalco Holding Co.	898,738	28,706
	Martin Marietta Materials Inc.	295,791	27,284
	Ashland Inc.	512,141	26,047
	Steel Dynamics Inc.	1,410,083	25,805
	Reliance Steel & Aluminum Co.	484,684	24,767
	Sonoco Products Co.	668,245	22,500
	Valspar Corp.	639,768	22,059
	Aptargroup Inc.	436,467	20,763
	Domtar Corp.	271,521	20,614
	Royal Gold Inc.	348,802	19,055
	Compass Minerals International Inc.	212,646	18,983
*	Hecla Mining Co.	1,665,409	18,753
	RPM International Inc.	842,288	18,615
*	Solutia Inc.	791,100	18,259
	Huntsman Corp.	1,118,654	17,462
	Packaging Corp. of America	671,493	17,351
	Cytec Industries Inc.	320,860	17,025
*	WR Grace & Co.	472,721	16,607
	Cabot Corp.	424,824	15,995
*	Coeur d'Alene Mines Corp.	580,132	15,849
	Scotts Miracle-Gro Co. Class A	299,095	15,185
*	Smurfit-Stone Container Corp.	591,170	15,134
	Temple-Inland Inc.	700,315	14,875
	Rock-Tenn Co. Class A	252,851	13,641
*	Rockwood Holdings Inc.	343,554	13,440
*	Allied Nevada Gold Corp.	502,686	13,226
	Greif Inc. Class A	202,253	12,519
	Commercial Metals Co.	742,820	12,323
	Sensient Technologies Corp.	322,978	11,863
	Silgan Holdings Inc.	326,310	11,685
	Carpenter Technology Corp.	285,712	11,497
*	Intrepid Potash Inc.	287,886	10,735
	Olin Corp.	516,822	10,605
	Schnitzer Steel Industries Inc.	150,262	9,976
*	Chemtura Corp.	619,684	9,903
*,^	Molycorp Inc.	187,104	9,336
	Texas Industries Inc.	181,090	8,290
*	Ferro Corp.	559,927	8,197
*	Louisiana-Pacific Corp.	857,275	8,110
	Eagle Materials Inc.	287,052	8,109
	NewMarket Corp.	64,420	7,947
*	Stillwater Mining Co.	370,242	7,905
	Minerals Technologies Inc.	120,501	7,882
*	OM Group Inc.	200,678	7,728
*	PolyOne Corp.	607,705	7,590
	Schweitzer-Mauduit International Inc.	119,069	7,492
	Worthington Industries Inc.	371,615	6,838
	Globe Specialty Metals Inc.	393,938	6,732
	HB Fuller Co.	318,572	6,537
*	Kraton Performance Polymers Inc.	203,026	6,284
	Balchem Corp.	185,321	6,266

45

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Arch Chemicals Inc.	163,683	6,209
*	Clearwater Paper Corp.	74,832	5,859
*	Century Aluminum Co.	368,817	5,728
	Westlake Chemical Corp.	129,079	5,611
*	Calgon Carbon Corp.	366,104	5,535
	Buckeye Technologies Inc.	257,085	5,401
*,^	STR Holdings Inc.	268,898	5,378
*	Georgia Gulf Corp.	220,759	5,311
*	RTI International Metals Inc.	196,381	5,298
*	Brush Engineered Materials Inc.	132,372	5,115
	AMCOL International Corp.	164,154	5,089
	Innophos Holdings Inc.	139,488	5,033
*	US Gold Corp.	602,879	4,865
	Kaiser Aluminum Corp.	96,366	4,827
	Koppers Holdings Inc.	133,614	4,781
	A Schulman Inc.	204,917	4,691
	Deltic Timber Corp.	69,918	3,939
	Boise Inc.	492,479	3,905
	Stepan Co.	50,440	3,847
*	KapStone Paper and Packaging Corp.	248,305	3,799
*	Horsehead Holding Corp.	281,149	3,666
	PH Glatfelter Co.	297,674	3,652
*	General Moly Inc.	526,607	3,412
	Haynes International Inc.	70,928	2,967
*	Omnova Solutions Inc.	352,484	2,947
	Wausau Paper Corp.	338,858	2,918
	Zep Inc.	138,863	2,761
	Quaker Chemical Corp.	62,023	2,585
*	LSB Industries Inc.	102,251	2,481
	Hawkins Inc.	51,982	2,308
	Myers Industries Inc.	224,516	2,187
*	Senomyx Inc.	305,101	2,175
*	Spartech Corp.	218,045	2,041
	Olympic Steel Inc.	70,591	2,025
*	Headwaters Inc.	438,897	2,010
*	AM Castle & Co.	109,047	2,008
	Neenah Paper Inc.	100,672	1,981
*	Zoltek Cos. Inc.	164,777	1,903
*	TPC Group Inc.	59,272	1,797
*	Graphic Packaging Holding Co.	449,702	1,749
	Kronos Worldwide Inc.	40,055	1,702
^	Great Northern Iron Ore Properties	10,412	1,463
*	ADA-ES Inc.	121,635	1,357
*	Graham Packaging Co. Inc.	100,112	1,305
*	Universal Stainless & Alloy	39,450	1,234
*,^	Zagg Inc.	159,717	1,217
	NL Industries Inc.	104,012	1,161
	American Vanguard Corp.	133,026	1,136
*	AEP Industries Inc.	43,286	1,123
*	US Energy Corp. Wyoming	172,326	1,048
*,^	Flotek Industries Inc.	191,814	1,045
*	Mercer International Inc.	134,386	1,041
*	Metals USA Holdings Corp.	58,117	886
*	Noranda Aluminum Holding Corp.	60,438	882
*	WHX Corp.	65,482	850
*	Landec Corp.	125,821	752
	Synalloy Corp.	51,227	621
*	United States Lime & Minerals Inc.	14,638	617
*	Rock of Ages Corp.	91,696	480
*	Penford Corp.	77,586	474
	Chase Corp.	24,653	402
*	TOR Minerals International Inc.	32,018	318
*	Nanophase Technologies Corp.	247,325	292
*,^	Timberline Resources Corp.	215,815	257

46

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	American Pacific Corp.	44,024	253
*	Mod-Pac Corp.	49,498	243
	KMG Chemicals Inc.	12,966	215
*	Solitario Exploration & Royalty Corp.	51,032	186
*	Verso Paper Corp.	37,309	128
*	Metalline Mining Co.	84,866	106
*	Clean Diesel Technologies Inc.	671	6
*	Cereplast Inc.	300	1
			1,171,343
Telecommunication Services (1.7%)
*	Crown Castle International Corp.	1,283,986	56,277
*	NII Holdings Inc.	1,099,637	49,110
*	SBA Communications Corp. Class A	746,878	30,577
*	tw telecom inc Class A	982,957	16,759
	Telephone & Data Systems Inc.	451,721	16,510
*	Syniverse Holdings Inc.	455,937	14,066
*,^	Clearwire Corp. Class A	2,435,899	12,545
*	Level 3 Communications Inc.	10,840,199	10,623
	AboveNet Inc.	166,215	9,717
*	United States Cellular Corp.	101,007	5,044
	Telephone & Data Systems Inc. - Special Common Shares	147,351	4,644
*	Cogent Communications Group Inc.	297,792	4,211
*	Leap Wireless International Inc.	336,566	4,126
	NTELOS Holdings Corp.	195,300	3,720
*	Cincinnati Bell Inc.	1,312,238	3,674
*	General Communication Inc. Class A	285,940	3,620
*	Neutral Tandem Inc.	225,625	3,258
	Alaska Communications Systems Group Inc.	283,798	3,150
	USA Mobility Inc.	174,314	3,098
*	PAETEC Holding Corp.	825,096	3,086
	Shenandoah Telecommunications Co.	164,315	3,078
	IDT Corp. Class B	118,371	3,036
*	Global Crossing Ltd.	231,704	2,994
	Consolidated Communications Holdings Inc.	153,605	2,965
*	Premiere Global Services Inc.	410,439	2,791
*	Cbeyond Inc.	167,032	2,552
	Atlantic Tele-Network Inc.	61,392	2,354
*	Iridium Communications Inc.	264,406	2,181
*	Hughes Communications Inc.	41,189	1,666
*	8x8 Inc.	619,573	1,475
*	Vonage Holdings Corp.	537,469	1,204
*	ICO Global Communications Holdings Ltd.	732,974	1,099
	HickoryTech Corp.	96,649	928
*	SureWest Communications	82,344	881
*	FiberTower Corp.	184,960	825
	Warwick Valley Telephone Co.	48,561	673
*	inContact Inc.	155,906	514
*	Towerstream Corp.	102,845	418
*,^	Globalstar Inc.	254,196	369
*	Arbinet Corp.	19,997	167
	IDT Corp.	2,456	63
			290,048
Utilities (4.0%)
	National Fuel Gas Co.	533,945	35,037
*	Calpine Corp.	2,281,330	30,433
	OGE Energy Corp.	633,238	28,838
	American Water Works Co. Inc.	1,136,042	28,731
	NSTAR	672,960	28,392
	Alliant Energy Corp.	720,139	26,480
	MDU Resources Group Inc.	1,222,946	24,789
	UGI Corp.	717,696	22,665
	Energen Corp.	467,061	22,540
	NV Energy Inc.	1,527,832	21,466
	ITC Holdings Corp.	329,176	20,402

47

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2010

				Market
				Value
			Shares	($000)
	Aqua America Inc.		893,577	20,088
	DPL Inc.		772,688	19,866
	Questar Corp.		1,135,983	19,777
*	GenOn Energy Inc.		4,974,815	18,954
	Atmos Energy Corp.		587,400	18,327
	Westar Energy Inc.		723,687	18,208
	AGL Resources Inc.		507,005	18,176
	Great Plains Energy Inc.		881,219	17,087
	Hawaiian Electric Industries Inc.		611,683	13,940
	Vectren Corp.		530,491	13,464
	Piedmont Natural Gas Co. Inc.		468,504	13,099
	Cleco Corp.		394,769	12,143
	WGL Holdings Inc.		331,824	11,869
	IDACORP Inc.		319,139	11,802
	New Jersey Resources Corp.		267,983	11,553
	Southwest Gas Corp.		295,942	10,852
	Portland General Electric Co.		489,210	10,616
	South Jersey Industries Inc.		194,151	10,255
	UIL Holdings Corp.		327,647	9,816
	Unisource Energy Corp.		236,705	8,484
	Avista Corp.		367,628	8,279
	Northwest Natural Gas Co.		173,158	8,047
*	El Paso Electric Co.		282,761	7,784
	Black Hills Corp.		254,987	7,650
	Allete Inc.		202,430	7,543
	PNM Resources Inc.		564,084	7,344
	NorthWestern Corp.		235,397	6,786
	MGE Energy Inc.		150,245	6,424
	Empire District Electric Co.		269,748	5,988
	Laclede Group Inc.		145,054	5,300
	Otter Tail Corp.		234,016	5,275
	California Water Service Group		135,626	5,055
	CH Energy Group Inc.		102,828	5,027
	American States Water Co.		121,194	4,178
	Ormat Technologies Inc.		130,030	3,846
*	Dynegy Inc. Class A		670,723	3,769
	Chesapeake Utilities Corp.		68,152	2,830
	SJW Corp.		85,325	2,259
	Middlesex Water Co.		98,053	1,799
	Central Vermont Public Service Corp.		73,676	1,611
	Connecticut Water Service Inc.		56,928	1,587
	York Water Co.		72,574	1,255
*	Cadiz Inc.		86,374	1,074
	Unitil Corp.		45,457	1,034
	Artesian Resources Corp. Class A		35,508	673
	Pennichuck Corp.		21,585	591
	Delta Natural Gas Co. Inc.		18,735	588
*	Purecycle Corp.		83,956	298
*,^	US Geothermal Inc.		252,601	296
*	Synthesis Energy Systems Inc.		82,354	96
				692,435
Total Common Stocks (Cost $14,156,752)			17,349,978

				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.5%)
2,3	Vanguard Market Liquidity Fund	0.211%	264,435,000	264,435

48

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.200%	2/14/11	4,000	3,999
4,5	Fannie Mae Discount Notes	0.341%	3/1/11	3,000	2,999
					6,998
Total Temporary Cash Investments (Cost $271,433)					271,433
Total Investments (101.1%) (Cost $14,428,185)					17,621,411
Other Assets and Liabilities—Net (-1.1%)[3]					(199,970)
Net Assets (100%)					17,421,441

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $164,884,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $187,565,000 of collateral received for securities on loan.
4 Securities with a value of $6,998,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

49

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Extended Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) as of December 31, 2010 and for the year then ended and have issued our unqualified report thereon dated February 8, 2011. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2010. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 8, 2011

50

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 980_022011

Vanguard U.S. Stock Index Funds
Large-Capitalization Portfolios
Annual Report

December 31, 2010

Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

> The Vanguard large-cap index funds produced double-digit returns as the stock market rallied in the second half of 2010.

> The funds closely tracked the returns of their target indexes, and all three outperformed the average returns of their peer groups.

> Although U.S. stocks have enjoyed a powerful rebound in the past two years, the long-term returns of the large-cap index funds still bear the scars of market traumas experienced earlier in the decade.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	10
Value Index Fund.	32
Large-Cap Index Fund.	53
Your Fund’s After-Tax Returns.	81
About Your Fund’s Expenses.	82
Glossary.	85

Growth Index Fund
Value Index Fund
Large-Cap Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard Growth Index Fund
Investor Shares	16.96%
Admiral™ Shares	17.12
Signal® Shares	17.11
Institutional Shares	17.17
ETF Shares
Market Price	17.15
Net Asset Value	17.11
MSCI US Prime Market Growth Index	17.23
Large-Cap Growth Funds Average	14.64
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Vanguard Value Index Fund
Investor Shares	14.28%
Admiral™ Shares	14.45
Signal® Shares	14.46
Institutional Shares	14.49
ETF Shares
Market Price	14.48
Net Asset Value	14.45
MSCI US Prime Market Value Index	14.54
Large-Cap Value Funds Average	13.15
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	15.63%
Admiral™ Shares	15.81
Signal® Shares	15.83
Institutional Shares	15.85
ETF Shares
Market Price	15.84
Net Asset Value	15.81
MSCI US Prime Market 750 Index	15.92
Large-Cap Core Funds Average	12.86
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2009 , Through December 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$27.32	$31.60	$0.319	$0.000
Admiral Shares	27.32	31.60	0.359	0.000
Signal Shares	25.30	29.26	0.334	0.000
Institutional Shares	27.32	31.60	0.372	0.000
ETF Shares	53.08	61.39	0.700	0.000
Vanguard Value Index Fund
Investor Shares	$18.63	$20.79	$0.462	$0.000
Admiral Shares	18.63	20.79	0.490	0.000
Signal Shares	19.38	21.63	0.510	0.000
Institutional Shares	18.63	20.79	0.498	0.000
ETF Shares	47.75	53.29	1.257	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$20.47	$23.25	$0.383	$0.000
Admiral Shares	25.59	29.07	0.518	0.000
Signal Shares	22.32	25.36	0.452	0.000
Institutional Shares	105.33	119.65	2.174	0.000
ETF Shares	50.67	57.56	1.026	0.000

3

Chairman’s Letter

Dear Shareholder,

The first half of 2010 was marked by uncertainty about the strength of the global economic recovery and the sovereign debt crisis in Europe. As evidence of a solid economic rebound mounted, and as plans to aid struggling countries in Europe materialized, the market posted sizable gains in the second half of the year.

With global economies reviving, growth stocks outperformed value stocks for the 12 months. Vanguard Growth Index Fund returned about 17%, the Value Index Fund returned about 14%, and the Large-Cap Index Fund, which blends the two styles, fell in between. All three funds closely tracked their target indexes for the 12-month period, and all outpaced the average returns of their peer groups. (Vanguard Total Stock Market Index Fund, which was previously included in this report, now has its own report.)

Large-cap indexing strategies have the potential to be relatively tax-efficient. Despite their strong total returns, none of the Vanguard Large-Cap Index Funds distributed a capital gain in 2010. If you hold any of these funds in a taxable account, you may wish to review the after-tax returns that appear later in this report.

4

Please note that on October 6, Vanguard broadened the availability of our lower-cost Admiral Shares. We reduced the minimum investment requirement for these shares to $10,000 in most of our broad-market index funds, down from $100,000. The change is part of our ongoing efforts to lower the cost of investing for our clients.

Stocks rallied as the forecast seemed to brighten
After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return 17.70%. Small- and mid-capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets. Emerging markets were the best performers. Asia’s developed markets performed weakly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

The fixed income market reprised a familiar theme
Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

5

higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Fed held its target for short-term interest rates near 0%, keeping the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

The large-cap funds rallied with the markets’ return to health
Despite ongoing challenges, such as high unemployment and a weak housing market, the three Vanguard large-cap index funds posted double-digit returns, thanks in large part to the broad market rally in the second half of 2010.

Although the funds didn’t reproduce the outsized gains earned in 2009, performance was solid across the board, with strength in just about every sector. The funds recorded their big gains in consumer discretionary and industrial stocks, both of which are sensitive to turns in the business cycle.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.28%	0.14%	0.14%	0.08%	0.14%	1.37%
Value Index Fund	0.26	0.14	0.14	0.08	0.14	1.28
Large-Cap Index Fund	0.26	0.12	0.12	0.08	0.12	1.27

The fund expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the funds’ expense ratios were: for the Growth Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Value Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; and for the Large-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; for the Large-Cap Index Fund, Large-Cap Core Funds.

6

Consumer discretionary stocks contributed almost a quarter of the overall return of the Growth Index Fund—more than any other sector. The sector also made sizable, if somewhat smaller, contributions to the Large-Cap and Value Index Funds. The economic recovery and a rebound in advertising helped power strong performance by media stocks. With consumer spending showing signs of improvement, restaurants and hotels, resorts, and cruise lines also posted major gains.

Industrial stocks were a significant contributor to returns, posting a gain of 20% or more in each fund. Machinery stocks, which were hit hard in the recession, continued to benefit from the ongoing U.S. recovery. Shares of

Total Returns
Ten Years Ended December 31, 2010
Average
Annual Return
Growth Index Fund Investor Shares	1.30%
Spliced Growth Index	1.47
Large-Cap Growth Funds Average	-1.32
Spliced Growth Index: S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Value Index Fund Investor Shares	1.99%
Spliced Value Index	2.10
Large-Cap Value Funds Average	1.52
Spliced Value Index: S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Large-Cap Index Fund Investor Shares (Returns since inception: 1/30/2004)	4.09%
MSCI US Prime Market 750 Index	4.24
Large-Cap Core Funds Average	2.54
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

companies that make and sell construction and farm machinery and heavy trucks produced outsized returns amid a boom in prices for agricultural products.

Financial stocks registered solid gains as banks, brokerages, and insurance companies continued to put some distance between the financial crisis and their financial statements. Insurance stocks, in particular, saw healthy returns. And despite a high number of bank failures during the year, commercial banks overall produced good returns as credit quality for most of the group continued to show gradual improvement. These stocks account for about one-fourth of the Value Index Fund’s assets; they have more modest allocations in the two other funds.

Recent market traumas haunt the funds’ long-term returns
Although the past year’s gains have been encouraging, we advise investors to beware of focusing too closely on short-term returns. Instead, we counsel our shareholders to adopt a longer-term perspective, which can provide a better sense of how an investment performs over time and through a variety of market environments.

Even with that patient perspective, however, there is no escaping the impact of the stunning market decline two years ago, the worst since the 1930s. As a result of that collapse, the Large-Cap Index Fund has posted a modest 4.09% average annual return since its inception in early 2004. For the Growth and Value Index Funds, which have existed longer, the record is further affected by the market plunge that followed the bursting of the tech-stock bubble in 2000. Over the past ten years, each has produced average annual returns of less than 2%. Although these numbers seem paltry, the returns of all three large-cap index funds were superior to the average returns of their peer groups.

Certainly investors have had to weather some unsettling market gyrations over the last several years. But Vanguard’s large-cap index funds have delivered on their primary objective of matching the performance of their respective benchmarks. That performance is a testament to the funds’ advisor, Vanguard Quantitative Equity Group, which has been developing its indexing expertise for more than 30 years. This group of experienced professionals uses well-honed portfolio construction and

8

trading methodologies that allow Vanguard to provide effective index-tracking fund management regardless of the market’s volatility or direction. That approach also benefits, of course, from the funds’ low operating expenses.

Diversifying: An effective response to uncertainty in investing
The ups and downs of the past year, not to mention the steep and painful declines of the recent past, have tested investors in very fundamental ways. Although many economic signs point toward a positive investing environment over the next year, it is impossible to predict when the next crisis may erupt or whether the gains of late 2010 will continue.

In the face of such uncertainty, it is more important than ever to follow a disciplined, time-tested approach to investing. That’s why Vanguard has always advocated that investors hold a diversified portfolio that includes stock, bond, and money market funds in weightings that match their risk tolerance and time horizon. Vanguard’s large-cap index funds can be a valuable component of that balanced investment portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2011

9

Growth Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIGRX	VIGAX	VIGSX	VIGIX	VUG
Expense Ratio1	0.28%	0.14%	0.14%	0.08%	0.14%
30-Day SEC Yield	0.71%	0.85%	0.85%	0.89%	0.85%

Portfolio Characteristics
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	432	429	3,893
Median Market Cap $33.3B		$33.3B	$29.6B
Price/Earnings Ratio	20.1x	20.1x	18.3x
Price/Book Ratio	3.5x	3.5x	2.2x
Return on Equity	23.6%	23.3%	18.8%
Earnings Growth Rate 13.0%		13.0%	6.2%
Dividend Yield	1.1%	1.1%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	26%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
	MSCI US	DJ
	Prime Market	U.S. Total
	Growth	Market
	Index	Index
R-Squared	1.00	0.97
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	4.7%
Microsoft Corp.	Systems Software	3.5
International Business	IT Consulting &
Machines Corp.	Other Services	3.0
Google Inc. Class A	Internet Software &
	Services	2.3
Oracle Corp.	Systems Software	2.0
Cisco Systems Inc.	Communications
	Equipment	1.8
Schlumberger Ltd.	Oil & Gas
	Equipment &
	Services	1.8
Wal-Mart Stores Inc.	Hypermarkets &
	Super Centers	1.8
Philip Morris	Tobacco
International Inc.		1.7
PepsiCo Inc.	Soft Drinks	1.7
Top Ten		24.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

10

Growth Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	15.9%	15.9%	11.9%
Consumer Staples	11.5	11.5	9.5
Energy	8.3	8.3	10.6
Financials	6.6	6.6	16.6
Health Care	10.7	10.7	10.7
Industrials	10.7	10.7	11.4
Information
Technology	30.7	30.7	18.9
Materials	4.6	4.6	4.5
Telecommunication
Services	0.8	0.8	2.7
Utilities	0.2	0.2	3.2

Investment Focus

11

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Growth Index Fund Investor Shares	16.96%	3.83%	1.30%	$11,374
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	2.64	12,981
– – – –	Spliced Growth Index	17.23	4.01	1.47	11,566
	Large-Cap Growth Funds Average	14.64	2.28	-1.32	8,755

Spliced Growth Index: S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Admiral Shares	17.12%	3.96%	1.40%	$11,494
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	12,981
Spliced Growth Index	17.23	4.01	1.47	11,566

See Financial Highlights for dividend and capital gains information.

12

Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/4/2007)	Investment
Growth Index Fund Signal Shares	17.11%	0.31%	$10,112
Dow Jones U.S. Total Stock Market
Index	17.70	-2.39	9,172
MSCI US Prime Market Growth
Index	17.23	0.36	10,130
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Growth Index Fund Institutional
Shares	17.17%	4.00%	1.45%	$5,772,314
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	6,490,386
Spliced Growth Index	17.23	4.01	1.47	5,782,923

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Growth Index Fund
ETF Shares Net Asset Value	17.11%	3.95%	3.98%	$13,106
Dow Jones U.S. Total Stock Market Index	17.70	3.17	4.30	13,390
MSCI US Prime Market Growth Index	17.23	4.01	4.04	13,155
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2010
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Growth Index Fund
ETF Shares Market Price	17.15%	21.47%	31.11%
Growth Index Fund
ETF Shares Net Asset Value	17.11	21.40	31.06
MSCI US Prime Market Growth Index	17.23	21.70	31.55
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

13

Growth Index Fund

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

14

Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.9%)
	McDonald’s Corp.	3,279,034	251,699
*	Amazon.com Inc.	1,103,818	198,687
*	Ford Motor Co.	9,339,954	156,818
	Target Corp.	2,111,626	126,972
	Lowe’s Cos. Inc.	4,323,331	108,429
*	DIRECTV Class A	2,670,482	106,632
	NIKE Inc. Class B	1,143,810	97,704
	News Corp. Class A	5,624,687	81,895
	Johnson Controls Inc.	2,074,422	79,243
	Walt Disney Co.	1,958,483	73,463
	Starbucks Corp.	2,280,250	73,264
	Time Warner Cable Inc.	1,095,028	72,305
	Yum! Brands Inc.	1,438,526	70,560
	Carnival Corp.	1,414,076	65,203
*	priceline.com Inc.	149,078	59,564
	TJX Cos. Inc.	1,256,978	55,797
	Staples Inc.	2,249,421	51,219
	Coach Inc.	916,293	50,680
*	Kohl’s Corp.	901,311	48,977
*	Las Vegas Sands Corp.	1,017,927	46,774
	Omnicom Group Inc.	928,386	42,520
*	Bed Bath & Beyond Inc.	812,685	39,944
	Best Buy Co. Inc.	1,091,927	37,442
	Marriott International Inc.
	Class A	894,323	37,150
	CBS Corp. Class B	1,939,695	36,951
	Starwood Hotels &
	Resorts Worldwide Inc.	585,844	35,608
	McGraw-Hill Cos. Inc.	951,911	34,659
	Gap Inc.	1,402,501	31,051
	Virgin Media Inc.	971,006	26,450
	Cablevision Systems Corp.
	Class A	771,225	26,098
*	O’Reilly Automotive Inc.	427,540	25,832
	Wynn Resorts Ltd.	247,369	25,687
*	BorgWarner Inc.	351,212	25,414

			Market
			Value
		Shares	($000)
	Harley-Davidson Inc.	725,204	25,143
	Tiffany & Co.	391,714	24,392
*	NetFlix Inc.	137,052	24,080
	Ross Stores Inc.	376,100	23,788
	Viacom Inc. Class B	599,739	23,756
*	AutoZone Inc.	86,898	23,688
	Comcast Corp. Class A
	Special Shares	1,121,857	23,346
	Nordstrom Inc.	539,988	22,885
	Polo Ralph Lauren Corp.
	Class A	200,380	22,226
	News Corp. Class B	1,353,080	22,218
*	CarMax Inc.	689,268	21,974
*	Dollar Tree Inc.	391,091	21,932
*	Chipotle Mexican Grill Inc.
	Class A	95,840	20,381
*	Sirius XM Radio Inc.	11,980,365	19,648
	Family Dollar Stores Inc.	388,170	19,296
*	Discovery
	Communications Inc.
	Class A	419,849	17,508
	Advance Auto Parts Inc.	259,519	17,167
	International Game
	Technology	918,336	16,245
*	Apollo Group Inc. Class A	407,649	16,098
*	Discovery
	Communications Inc.	436,670	16,021
	Expedia Inc.	637,983	16,007
*	Interpublic Group of
	Cos. Inc.	1,505,906	15,993
	Abercrombie & Fitch Co.	271,690	15,658
*	MGM Resorts
	International	1,040,567	15,452
*	Urban Outfitters Inc.	414,266	14,835
	PetSmart Inc.	365,037	14,536
	Scripps Networks
	Interactive Inc. Class A	280,460	14,514
	Autoliv Inc.	177,248	13,992

15

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Liberty Media Corp. -
	Capital	222,160	13,898
*	Liberty Global Inc.	395,533	13,405
*	Fossil Inc.	165,441	11,660
*	TRW Automotive
	Holdings Corp.	207,238	10,921
*,^	Liberty Global Inc. Class A	308,362	10,910
*	Dick’s Sporting Goods Inc.	279,866	10,495
*	Liberty Media Corp. - Starz	150,736	10,021
*	Lear Corp.	99,045	9,777
*	Dollar General Corp.	315,339	9,672
*	LKQ Corp.	419,032	9,520
	DeVry Inc.	196,066	9,407
	Guess? Inc.	186,630	8,831
*	Goodyear Tire & Rubber Co.	711,159	8,427
	Phillips-Van Heusen Corp.	132,819	8,369
*	Royal Caribbean Cruises Ltd.	150,786	7,087
*	ITT Educational Services Inc.	103,350	6,582
^	Strayer Education Inc.	42,759	6,509
*	NVR Inc.	8,576	5,926
*	Harman International
	Industries Inc.	107,335	4,970
*	Lamar Advertising Co.
	Class A	115,825	4,615
*	DISH Network Corp.
	Class A	226,203	4,447
	American Eagle
	Outfitters Inc.	286,758	4,195
*	Hyatt Hotels Corp. Class A	88,075	4,030
	CTC Media Inc.	168,490	3,948
*	Penn National Gaming Inc.	102,232	3,594
*,^	Sears Holdings Corp.	47,838	3,528
	Wendy’s/Arby’s Group Inc.
	Class A	670,968	3,100
*	Toll Brothers Inc.	152,182	2,892
*	Clear Channel Outdoor
	Holdings Inc. Class A	82,287	1,155
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp. 03/02/2012	3,500	1
			3,055,362
Consumer Staples (11.5%)
	Wal-Mart Stores Inc.	6,285,847	338,996
	Philip Morris
	International Inc.	5,644,970	330,400
	PepsiCo Inc.	4,901,385	320,207
	Coca-Cola Co.	4,162,344	273,757
	Colgate-Palmolive Co.	1,497,289	120,337
	Walgreen Co.	2,998,247	116,812
	Costco Wholesale Corp.	1,352,941	97,696
	Kimberly-Clark Corp.	1,260,822	79,482
	General Mills Inc.	1,978,622	70,419
	Sysco Corp.	1,812,774	53,295

			Market
			Value
		Shares	($000)
	Kroger Co.	1,879,295	42,021
	Kellogg Co.	814,716	41,616
	Mead Johnson
	Nutrition Co.	630,211	39,231
	Avon Products Inc.	1,321,570	38,405
	Estee Lauder Cos. Inc.
	Class A	350,574	28,291
	Clorox Co.	428,081	27,089
	HJ Heinz Co.	490,164	24,243
	Hershey Co.	487,012	22,963
*	Whole Foods Market Inc.	450,153	22,773
*	Energizer Holdings Inc.	205,440	14,977
	Campbell Soup Co.	407,876	14,174
	Dr Pepper Snapple
	Group Inc.	368,055	12,941
	Herbalife Ltd.	182,398	12,470
*	Hansen Natural Corp.	230,930	12,073
	Sara Lee Corp.	678,569	11,882
*	Green Mountain Coffee
	Roasters Inc.	345,630	11,357
	Brown-Forman Corp.
	Class B	162,996	11,348
	Alberto-Culver Co. Class B	273,609	10,134
	Flowers Foods Inc.	254,835	6,858
	Hormel Foods Corp.	78,904	4,045
			2,210,292
Energy (8.3%)
	Schlumberger Ltd.	4,209,659	351,507
	Anadarko Petroleum Corp.	1,524,853	116,133
	Halliburton Co.	2,810,880	114,768
	Baker Hughes Inc.	1,328,181	75,932
	Hess Corp.	934,551	71,531
	EOG Resources Inc.	780,999	71,391
	Peabody Energy Corp.	829,368	53,063
*	Weatherford
	International Ltd.	2,283,066	52,054
	National Oilwell Varco Inc.	645,582	43,415
	Murphy Oil Corp.	561,419	41,854
*	Southwestern Energy Co.	1,066,307	39,912
*	Cameron
	International Corp.	746,259	37,858
	Consol Energy Inc.	695,699	33,908
*	FMC Technologies Inc.	369,569	32,858
	Pioneer Natural
	Resources Co.	357,222	31,014
*	Concho Resources Inc.	268,771	23,563
*	Ultra Petroleum Corp.	469,571	22,431
*	Alpha Natural
	Resources Inc.	370,820	22,260
	Range Resources Corp.	492,970	22,174
	QEP Resources Inc.	539,559	19,591
	EQT Corp.	436,450	19,570
*	Whiting Petroleum Corp.	157,114	18,412

16

Growth Index Fund

			Market
			Value
		Shares	($000)
	Arch Coal Inc.	500,558	17,550
*	Petrohawk Energy Corp.	931,440	16,999
	Noble Energy Inc.	188,450	16,222
	Massey Energy Co.	298,841	16,033
	Helmerich & Payne Inc.	325,982	15,804
	Sunoco Inc.	371,428	14,972
	El Paso Corp.	1,084,371	14,921
*	Newfield Exploration Co.	205,837	14,843
*	McDermott
	International Inc.	715,501	14,804
	Diamond Offshore
	Drilling Inc.	214,185	14,323
*	Nabors Industries Ltd.	571,364	13,404
*	Oceaneering
	International Inc.	166,810	12,282
	Core Laboratories NV	137,676	12,260
	Cabot Oil & Gas Corp.	320,841	12,144
	EXCO Resources Inc.	556,960	10,816
*	Dresser-Rand Group Inc.	249,420	10,623
	Noble Corp.	275,915	9,869
*	Kinder Morgan
	Management LLC	125,146	8,370
*	Forest Oil Corp.	215,631	8,187
*	Denbury Resources Inc.	409,093	7,810
*	Continental Resources Inc.	104,692	6,161
*	Quicksilver Resources Inc.	367,406	5,416
*	Cobalt International
	Energy Inc.	275,089	3,359
			1,592,371
Financials (6.6%)
*	Citigroup Inc.	44,749,137	211,663
	American Express Co.	3,336,226	143,191
*	Berkshire Hathaway Inc.
	Class B	922,669	73,915
	State Street Corp.	1,546,242	71,653
	CME Group Inc.	207,083	66,629
	Simon Property Group Inc.	586,468	58,348
	Franklin Resources Inc.	485,919	54,039
	Charles Schwab Corp.	3,126,514	53,495
	T Rowe Price Group Inc.	789,801	50,974
	Public Storage	445,568	45,189
	Aflac Inc.	725,280	40,927
	Northern Trust Corp.	671,367	37,200
	Host Hotels &
	Resorts Inc.	2,041,097	36,474
	Discover
	Financial Services	1,675,403	31,045
*	CIT Group Inc.	585,801	27,591
*	Intercontinental-
	Exchange Inc.	193,913	23,105
	SunTrust Banks Inc.	770,069	22,725
*	CB Richard Ellis Group Inc.
	Class A	892,183	18,272

			Market
			Value
		Shares	($000)
	Moody’s Corp.	613,495	16,282
	Equity Residential	305,636	15,878
*	Affiliated Managers
	Group Inc.	157,333	15,611
	Ameriprise Financial Inc.	270,511	15,568
	AvalonBay
	Communities Inc.	131,207	14,767
	Progressive Corp.	683,848	13,588
*	MSCI Inc. Class A	347,679	13,546
	TD Ameritrade
	Holding Corp.	710,053	13,484
	Boston Properties Inc.	150,102	12,924
	Jones Lang LaSalle Inc.	131,376	11,025
	Eaton Vance Corp.	363,996	11,004
	SEI Investments Co.	406,411	9,668
	Brown & Brown Inc.	372,412	8,915
	Janus Capital Group Inc.	565,645	7,336
	Greenhill & Co. Inc.	77,146	6,301
*,^	St. Joe Co.	285,612	6,241
	Digital Realty Trust Inc.	94,074	4,849
	Alexandria Real Estate
	Equities Inc.	58,321	4,273
	Duke Realty Corp.	271,925	3,388
*	First Horizon National Corp.	281,928	3,321
	TFS Financial Corp.	285,671	2,577
^	CBOE Holdings Inc.	39,665	907
	AON Corp.	1	—
			1,277,888
Health Care (10.7%)
	Abbott Laboratories	4,755,374	227,830
	Medtronic Inc.	3,336,487	123,750
*	Amgen Inc.	1,919,476	105,379
*	Gilead Sciences Inc.	2,583,724	93,634
	Baxter International Inc.	1,799,691	91,100
*	Express Scripts Inc.	1,587,628	85,811
*	Celgene Corp.	1,448,223	85,648
*	Medco Health
	Solutions Inc.	1,336,082	81,862
*	Thermo Fisher
	Scientific Inc.	1,255,307	69,494
	Allergan Inc.	947,425	65,060
	Becton Dickinson and Co.	715,267	60,454
	McKesson Corp.	805,561	56,695
*	Genzyme Corp.	785,206	55,907
*	Biogen Idec Inc.	745,356	49,976
	Stryker Corp.	917,243	49,256
*	Agilent Technologies Inc.	1,072,426	44,431
*	St. Jude Medical Inc.	1,038,918	44,414
*	Zimmer Holdings Inc.	618,893	33,222
*	Life Technologies Corp.	564,532	31,332
*	Intuitive Surgical Inc.	121,188	31,236
	AmerisourceBergen Corp.
	Class A	858,633	29,297

17

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Hospira Inc.	515,258	28,695
*	Edwards Lifesciences Corp.	349,077	28,219
*	Laboratory Corp. of
	America Holdings	316,824	27,855
	CR Bard Inc.	288,545	26,480
*	Varian Medical
	Systems Inc.	374,502	25,945
	Quest Diagnostics Inc.	463,860	25,035
*	Illumina Inc.	382,723	24,242
*	Alexion
	Pharmaceuticals Inc.	277,786	22,376
*	Waters Corp.	283,561	22,036
*	DaVita Inc.	316,011	21,960
*	Vertex
	Pharmaceuticals Inc.	624,573	21,879
*	Watson
	Pharmaceuticals Inc.	408,160	21,081
*	Cerner Corp.	215,960	20,460
*	Mylan Inc.	953,077	20,139
*	Henry Schein Inc.	281,881	17,305
*	ResMed Inc.	466,273	16,152
	Perrigo Co.	254,137	16,094
*	Mettler-Toledo
	International Inc.	102,908	15,561
*	Dendreon Corp.	443,526	15,488
	DENTSPLY
	International Inc.	418,148	14,288
*	Human Genome
	Sciences Inc.	579,577	13,846
*	IDEXX Laboratories Inc.	177,634	12,296
*	Covance Inc.	199,463	10,254
*	CareFusion Corp.	342,585	8,804
	Patterson Cos. Inc.	286,493	8,775
*	Gen-Probe Inc.	149,950	8,750
*	Cephalon Inc.	115,763	7,145
	Techne Corp.	108,276	7,110
*	Myriad Genetics Inc.	289,676	6,616
*	Amylin
	Pharmaceuticals Inc.	442,631	6,511
*	Bio-Rad Laboratories Inc.
	Class A	59,114	6,139
*	Community Health
	Systems Inc.	145,665	5,443
	Warner Chilcott plc Class A	227,225	5,126
*	Endo Pharmaceuticals
	Holdings Inc.	124,403	4,442
	Lincare Holdings Inc.	105,852	2,840
	Valeant Pharmaceuticals
	International Inc.	1	—
			2,061,175

			Market
			Value
		Shares	($000)
Industrials (10.7%)
	Caterpillar Inc.	1,942,399	181,925
	United Parcel Service Inc.
	Class B	2,233,690	162,121
	Union Pacific Corp.	1,532,995	142,047
	Emerson Electric Co.	2,318,053	132,523
	Deere & Co.	1,305,866	108,452
	Boeing Co.	1,391,991	90,841
	FedEx Corp.	920,829	85,646
	Danaher Corp.	1,709,136	80,620
	Norfolk Southern Corp.	1,135,680	71,343
	Cummins Inc.	581,855	64,010
	Precision Castparts Corp.	438,038	60,979
	PACCAR Inc.	1,010,804	58,040
	Honeywell
	International Inc.	790,699	42,034
	CH Robinson
	Worldwide Inc.	510,786	40,960
	Fluor Corp.	550,794	36,496
	Expeditors International of
	Washington Inc.	653,763	35,695
	Republic Services Inc.
	Class A	1,179,493	35,220
*	Delta Air Lines Inc.	2,429,307	30,609
	Rockwell Collins Inc.	484,088	28,203
	ITT Corp.	536,534	27,959
	Joy Global Inc.	317,844	27,573
	WW Grainger Inc.	185,791	25,660
	Fastenal Co.	408,797	24,491
	Ingersoll-Rand plc	497,269	23,416
	Roper Industries Inc.	290,102	22,172
	Parker Hannifin Corp.	248,278	21,426
	Bucyrus International Inc.
	Class A	237,094	21,196
	Flowserve Corp.	172,384	20,552
*	Stericycle Inc.	249,638	20,201
	Textron Inc.	844,759	19,970
	AMETEK Inc.	492,337	19,324
*	Jacobs Engineering
	Group Inc.	387,434	17,764
	Rockwell Automation Inc.	218,375	15,660
*	Kansas City Southern	316,020	15,125
	Southwest Airlines Co.	1,148,985	14,914
*	AGCO Corp.	286,621	14,520
	Iron Mountain Inc.	558,668	13,972
*	Foster Wheeler AG	392,769	13,558
	Robert Half
	International Inc.	431,751	13,212
	Donaldson Co. Inc.	223,478	13,024
*	Quanta Services Inc.	648,338	12,915
	Dun & Bradstreet Corp.	154,045	12,645

18

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Verisk Analytics Inc.
	Class A	348,158	11,865
	JB Hunt Transport
	Services Inc.	284,923	11,628
*	Navistar International Corp.	198,372	11,488
*	IHS Inc. Class A	128,353	10,318
*	Babcock & Wilcox Co.	358,093	9,164
	Pall Corp.	179,752	8,912
*	Shaw Group Inc.	260,092	8,903
	MSC Industrial Direct Co.
	Class A	137,372	8,887
*	Copart Inc.	220,875	8,250
	Manpower Inc.	126,642	7,948
*	Alliant Techsystems Inc.	102,201	7,607
	Covanta Holding Corp.	407,783	7,010
*	Spirit Aerosystems
	Holdings Inc. Class A	329,111	6,849
*	Sensata Technologies
	Holding NV	186,934	5,629
	SPX Corp.	76,971	5,503
*	FTI Consulting Inc.	144,179	5,375
*	Terex Corp.	167,358	5,195
*	Owens Corning	124,835	3,889
*	Hertz Global Holdings Inc.	244,932	3,549
			2,066,982
Information Technology (30.7%)
*	Apple Inc.	2,814,500	907,845
	Microsoft Corp.	23,993,953	669,911
	International Business
	Machines Corp.	3,885,815	570,282
*	Google Inc. Class A	759,312	451,009
	Oracle Corp.	12,387,962	387,743
*	Cisco Systems Inc.	17,594,949	355,946
	QUALCOMM Inc.	4,945,397	244,748
	Hewlett-Packard Co.	3,596,132	151,397
*	EMC Corp.	6,326,627	144,880
	Texas Instruments Inc.	3,682,273	119,674
	Visa Inc. Class A	1,529,866	107,672
*	eBay Inc.	3,638,354	101,255
	Accenture plc Class A	1,963,369	95,204
	Mastercard Inc. Class A	329,509	73,846
*	Cognizant Technology
	Solutions Corp. Class A	927,039	67,943
*	NetApp Inc.	1,100,152	60,464
	Broadcom Corp. Class A	1,381,179	60,150
*	Juniper Networks Inc.	1,601,834	59,140
*	Adobe Systems Inc.	1,618,258	49,810
	Tyco Electronics Ltd.	1,377,156	48,751
*	Salesforce.com Inc.	356,888	47,109
*	Intuit Inc.	919,391	45,326
*	Yahoo! Inc.	2,565,096	42,658
*	Symantec Corp.	2,431,927	40,710

			Market
			Value
		Shares	($000)
*	Citrix Systems Inc.	575,974	39,402
	Western Union Co.	2,032,940	37,752
*	Dell Inc.	2,695,088	36,518
*	SanDisk Corp.	718,129	35,806
	Automatic Data
	Processing Inc.	757,599	35,062
	Analog Devices Inc.	917,985	34,581
	Altera Corp.	946,135	33,663
*	F5 Networks Inc.	247,959	32,274
*	Marvell Technology
	Group Ltd.	1,701,445	31,562
	CA Inc.	1,271,171	31,067
	Amphenol Corp. Class A	534,988	28,237
*	Fiserv Inc.	462,365	27,076
*	Autodesk Inc.	699,863	26,735
*	Red Hat Inc.	581,847	26,561
*	Akamai Technologies Inc.	559,261	26,313
*	BMC Software Inc.	550,023	25,928
	Linear Technology Corp.	691,204	23,909
*,^	First Solar Inc.	171,292	22,292
*	McAfee Inc.	468,497	21,696
*	Motorola Inc.	2,389,792	21,675
*	Teradata Corp.	515,354	21,212
	Activision Blizzard Inc.	1,697,452	21,116
*	Cree Inc.	316,191	20,834
*	VMware Inc. Class A	223,931	19,910
*	Rovi Corp.	317,771	19,705
*	NVIDIA Corp.	1,149,384	17,701
	VeriSign Inc.	536,428	17,525
*	Atmel Corp.	1,421,853	17,517
*	Skyworks Solutions Inc.	550,257	15,754
*	Trimble Navigation Ltd.	366,909	14,651
*	ANSYS Inc.	278,659	14,510
*	FLIR Systems Inc.	487,216	14,495
*	Nuance
	Communications Inc.	724,292	13,168
*	ON Semiconductor Corp.	1,328,593	13,127
	Factset Research
	Systems Inc.	135,628	12,716
*	Western Digital Corp.	353,009	11,967
	Avago Technologies Ltd.	406,394	11,570
	Xilinx Inc.	398,784	11,557
*	Alliance Data Systems Corp.	162,132	11,516
*	Equinix Inc.	140,407	11,409
	Global Payments Inc.	245,563	11,347
*	Dolby Laboratories Inc.
	Class A	163,705	10,919
	Paychex Inc.	350,802	10,843
*	Electronic Arts Inc.	661,590	10,837
	Broadridge Financial
	Solutions Inc.	390,451	8,563

19

Growth Index Fund

			Market
			Value
		Shares	($000)
*	MEMC Electronic
	Materials Inc.	700,699	7,890
*	Brocade Communications
	Systems Inc.	1,368,639	7,240
*	Lam Research Corp.	133,837	6,930
*	Advanced Micro
	Devices Inc.	618,040	5,056
*	Genpact Ltd.	303,876	4,619
	Lender Processing
	Services Inc.	143,655	4,241
	DST Systems Inc.	57,474	2,549
			5,904,576
Materials (4.6%)
	Freeport-McMoRan
	Copper & Gold Inc.	1,449,351	174,053
	Monsanto Co.	1,665,117	115,959
	Newmont Mining Corp.	1,517,009	93,190
	Praxair Inc.	942,586	89,989
	Air Products &
	Chemicals Inc.	654,559	59,532
	Alcoa Inc.	3,146,338	48,422
	Mosaic Co.	480,531	36,693
	Ecolab Inc.	718,474	36,225
	CF Industries Holdings Inc.	219,061	29,606
	Sigma-Aldrich Corp.	373,713	24,874
	Sherwin-Williams Co.	284,869	23,858
	Lubrizol Corp.	207,994	22,230
	Celanese Corp. Class A	480,793	19,794
	Ball Corp.	268,095	18,244
	United States Steel Corp.	287,451	16,793
*	Crown Holdings Inc.	499,501	16,673
	Allegheny Technologies Inc.	273,136	15,072
	Nucor Corp.	340,196	14,907
	Nalco Holding Co.	425,939	13,605
	Scotts Miracle-Gro Co.
	Class A	144,378	7,330
	FMC Corp.	74,350	5,940
	Martin Marietta Materials Inc.	49,087	4,528
*	Titanium Metals Corp.	180,819	3,107
			890,624

			Market
			Value
		Shares	($000)
Telecommunication Services (0.8%)
*	American Tower Corp.
	Class A	1,235,941	63,824
*	Crown Castle
	International Corp.	894,009	39,184
*	NII Holdings Inc.	518,638	23,162
*	SBA Communications Corp.
	Class A	335,426	13,732
*	MetroPCS
	Communications Inc.	763,376	9,642
*,^	Clearwire Corp. Class A	291,374	1,501
			151,045
Utilities (0.2%)
*	AES Corp.	2,078,434	25,315
*	Calpine Corp.	1,095,709	14,617
			39,932
Total Common Stocks
(Cost $15,054,124)			19,250,247
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1,2	Vanguard Market
	Liquidity Fund, 0.211%
	(Cost $42,213)	42,213,248	42,213
Total Investments (100.2%)
(Cost $15,096,337)			19,292,460
Other Assets and Liabilities (-0.2%)
Other Assets			45,003
Liabilities[2]			(91,198)
			(46,195)
Net Assets (100%)			19,246,265

20

Growth Index Fund

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	16,821,392
Overdistributed Net Investment Income	(29,586)
Accumulated Net Realized Losses	(1,741,664)
Unrealized Appreciation (Depreciation)	4,196,123
Net Assets	19,246,265

Investor Shares—Net Assets
Applicable to 121,608,653 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,842,780
Net Asset Value Per Share—
Investor Shares	$31.60

Admiral Shares—Net Assets
Applicable to 149,118,945 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,712,424
Net Asset Value Per Share—
Admiral Shares	$31.60

Amount
($000)
Signal Shares—Net Assets
Applicable to 56,661,988 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,658,086
Net Asset Value Per Share—
Signal Shares	$29.26

Institutional Shares—Net Assets
Applicable to 124,474,140 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,933,521
Net Asset Value Per Share—
Institutional Shares	$31.60

ETF Shares—Net Assets
Applicable to 83,061,346 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,099,454
Net Asset Value Per Share—
ETF Shares	$61.39

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $27,718,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $28,765,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	228,699
Interest[1]	55
Security Lending	1,913
Total Income	230,667
Expenses
The Vanguard Group—Note B
Investment Advisory Services	914
Management and Administrative—Investor Shares	12,344
Management and Administrative—Admiral Shares	1,991
Management and Administrative—Signal Shares	1,246
Management and Administrative—Institutional Shares	1,498
Management and Administrative—ETF Shares	3,511
Marketing and Distribution—Investor Shares	1,409
Marketing and Distribution—Admiral Shares	307
Marketing and Distribution—Signal Shares	416
Marketing and Distribution—Institutional Shares	899
Marketing and Distribution—ETF Shares	1,145
Custodian Fees	144
Auditing Fees	28
Shareholders’ Reports—Investor Shares	179
Shareholders’ Reports—Admiral Shares	13
Shareholders’ Reports—Signal Shares	17
Shareholders’ Reports—Institutional Shares	35
Shareholders’ Reports—ETF Shares	141
Trustees’ Fees and Expenses	27
Total Expenses	26,264
Net Investment Income	204,403
Realized Net Gain (Loss) on Investment Securities Sold	533,992
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,021,272
Net Increase (Decrease) in Net Assets Resulting from Operations	2,759,667
1 Interest income from an affiliated company of the fund was $55,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	204,403	168,420
Realized Net Gain (Loss)	533,992	199,009
Change in Unrealized Appreciation (Depreciation)	2,021,272	3,794,205
Net Increase (Decrease) in Net Assets Resulting from Operations	2,759,667	4,161,634
Distributions
Net Investment Income
Investor Shares	(58,021)	(59,216)
Admiral Shares	(30,848)	(19,327)
Signal Shares	(19,042)	(15,471)
Institutional Shares	(44,551)	(34,330)
ETF Shares	(55,120)	(44,628)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(207,582)	(172,972)
Capital Share Transactions
Investor Shares	(2,707,567)	4,289
Admiral Shares	2,706,044	(86,171)
Signal Shares	8,481	150,783
Institutional Shares	495,374	167,646
ETF Shares	522,195	176,302
Net Increase (Decrease) from Capital Share Transactions	1,024,527	412,849
Total Increase (Decrease)	3,576,612	4,401,511
Net Assets
Beginning of Period	15,669,653	11,268,142
End of Period[1]	19,246,265	15,669,653
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($29,586,000) and ($26,407,000).

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.32	$20.29	$33.23	$29.77	$27.54
Investment Operations
Net Investment Income	.315	.276	.261	.270	.241
Net Realized and Unrealized Gain (Loss)
on Investments	4.284	7.035	(12.939)	3.460	2.228
Total from Investment Operations	4.599	7.311	(12.678)	3.730	2.469
Distributions
Dividends from Net Investment Income	(.319)	(.281)	(.262)	(.270)	(.239)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.319)	(.281)	(.262)	(.270)	(.239)
Net Asset Value, End of Period	$31.60	$27.32	$20.29	$33.23	$29.77

Total Return[1]	16.96%	36.29%	-38.32%	12.56%	9.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,843	$5,770	$4,279	$6,992	$6,707
Ratio of Total Expenses to
Average Net Assets	0.26%	0.28%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.13%	1.20%	0.93%	0.83%	0.86%
Portfolio Turnover Rate[2]	26%	29%	27%	23%	28%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.32	$20.30	$33.23	$29.77	$27.54
Investment Operations
Net Investment Income	.357	.308	.294	.308	.272
Net Realized and Unrealized Gain (Loss)
on Investments	4.282	7.027	(12.929)	3.460	2.228
Total from Investment Operations	4.639	7.335	(12.635)	3.768	2.500
Distributions
Dividends from Net Investment Income	(.359)	(.315)	(.295)	(.308)	(.270)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.359)	(.315)	(.295)	(.308)	(.270)
Net Asset Value, End of Period	$31.60	$27.32	$20.30	$33.23	$29.77

Total Return	17.12%	36.42%	-38.22%	12.70%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,712	$1,641	$1,296	$2,203	$2,505
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.27%	1.34%	1.05%	0.95%	0.97%
Portfolio Turnover Rate[1]	26%	29%	27%	23%	28%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Growth Index Fund

Financial Highlights

Signal Shares
				June 4,
				2007[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$25.30	$18.80	$30.77	$30.26
Investment Operations
Net Investment Income	.331	.286	.273	.168
Net Realized and Unrealized Gain (Loss) on Investments	3.963	6.507	(11.970)	.563
Total from Investment Operations	4.294	6.793	(11.697)	.731
Distributions
Dividends from Net Investment Income	(.334)	(.293)	(.273)	(.221)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.334)	(.293)	(.273)	(.221)
Net Asset Value, End of Period	$29.26	$25.30	$18.80	$30.77

Total Return	17.11%	36.42%	-38.21%	2.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,658	$1,428	$941	$1,425
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	1.27%	1.34%	1.05%	0.95%[2]
Portfolio Turnover Rate[3]	26%	29%	27%	23%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.32	$20.30	$33.23	$29.77	$27.54
Investment Operations
Net Investment Income	.369	.322	.305	.318	.280
Net Realized and Unrealized Gain (Loss)
on Investments	4.283	7.027	(12.930)	3.460	2.228
Total from Investment Operations	4.652	7.349	(12.625)	3.778	2.508
Distributions
Dividends from Net Investment Income	(.372)	(.329)	(.305)	(.318)	(.278)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.372)	(.329)	(.305)	(.318)	(.278)
Net Asset Value, End of Period	$31.60	$27.32	$20.30	$33.23	$29.77

Total Return	17.17%	36.50%	-38.19%	12.73%	9.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,934	$2,913	$2,016	$3,210	$2,132
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.40%	1.09%	0.98%	1.00%
Portfolio Turnover Rate[1]	26%	29%	27%	23%	28%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$53.08	$39.43	$64.56	$57.85	$53.52
Investment Operations
Net Investment Income	.695	.598	.579	.600	.535
Net Realized and Unrealized Gain (Loss)
on Investments	8.315	13.666	(25.132)	6.710	4.323
Total from Investment Operations	9.010	14.264	(24.553)	7.310	4.858
Distributions
Dividends from Net Investment Income	(.700)	(.614)	(.577)	(.600)	(.528)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.700)	(.614)	(.577)	(.600)	(.528)
Net Asset Value, End of Period	$61.39	$53.08	$39.43	$64.56	$57.85

Total Return	17.11%	36.46%	-38.22%	12.68%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,099	$3,917	$2,736	$3,232	$1,336
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.27%	1.34%	1.06%	0.95%	0.97%
Portfolio Turnover Rate[1]	26%	29%	27%	23%	28%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

29

Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $3,187,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $37,719,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $1,092,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,739,149,000 to offset future net capital gains of $742,396,000 through December 31, 2011, and $996,753,000 through December 31, 2017. Capital loss carryforwards of $251,682,000 expired on December 31, 2010; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2010, the cost of investment securities for tax purposes was $15,096,347,000. Net unrealized appreciation of investment securities for tax purposes was $4,196,113,000, consisting of unrealized gains of $4,597,651,000 on securities that had risen in value since their purchase and $401,538,000 in unrealized losses on securities that had fallen in value since their purchase.

30

Growth Index Fund

E. During the year ended December 31, 2010, the fund purchased $5,431,557,000 of investment securities and sold $4,398,831,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	919,480	32,600	825,020	37,006
Issued in Lieu of Cash Distributions	55,692	1,966	56,637	2,446
Redeemed	(3,682,739)	(124,166)	(877,368)	(39,063)
Net Increase (Decrease)—Investor Shares	(2,707,567)	(89,600)	4,289	389
Admiral Shares
Issued	2,949,046	97,612	213,424	9,300
Issued in Lieu of Cash Distributions	27,724	939	16,508	712
Redeemed	(270,726)	(9,503)	(316,103)	(13,793)
Net Increase (Decrease)—Admiral Shares	2,706,044	89,048	(86,171)	(3,781)
Signal Shares
Issued	488,616	18,792	431,599	20,087
Issued in Lieu of Cash Distributions	15,924	599	13,019	605
Redeemed	(496,059)	(19,178)	(293,835)	(14,327)
Net Increase (Decrease)—Signal Shares	8,481	213	150,783	6,365
Institutional Shares
Issued	1,066,000	38,097	755,744	33,073
Issued in Lieu of Cash Distributions	39,276	1,367	29,495	1,269
Redeemed	(609,902)	(21,604)	(617,593)	(27,050)
Net Increase (Decrease)—Institutional Shares	495,374	17,860	167,646	7,292
ETF Shares
Issued	613,418	10,977	629,619	14,191
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(91,223)	(1,700)	(453,317)	(9,800)
Net Increase (Decrease)—ETF Shares	522,195	9,277	176,302	4,391

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

31

Value Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIVAX	VVIAX	VVISX	VIVIX	VTV
Expense Ratio1	0.26%	0.14%	0.14%	0.08%	0.14%
30-Day SEC Yield	1.94%	2.08%	2.08%	2.12%	2.08%

Portfolio Characteristics
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund Value	Index	Index
Number of Stocks	417	417	3,893
Median Market Cap $51.3B		$51.3B	$29.6B
Price/Earnings Ratio	15.3x	15.3x	18.3x
Price/Book Ratio	1.6x	1.6x	2.2x
Return on Equity	16.5%	16.5%	18.8%
Earnings Growth Rate	-0.3%	-0.3%	6.2%
Dividend Yield	2.5%	2.5%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	27%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Prime Market	Market
	Value Index	Index
R-Squared	1.00	0.96
Beta	1.00	0.98

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	6.0%
General Electric Co.	Industrial
	Conglomerates	3.1
Chevron Corp.	Integrated Oil &
	Gas	2.9
Procter & Gamble Co.	Household
	Products	2.9
AT&T Inc.	Integrated
	Telecommunication
	Services	2.8
Johnson & Johnson	Pharmaceuticals	2.7
JPMorgan Chase & Co.	Diversified Financial
	Services	2.7
Wells Fargo & Co.	Diversified Banks	2.5
Pfizer Inc.	Pharmaceuticals	2.3
Bank of America Corp.	Diversified Financial
	Services	2.1
Top Ten		30.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

32

Value Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	6.4%	6.4%	11.9%
Consumer Staples	8.6	8.6	9.5
Energy	15.7	15.7	10.6
Financials	25.0	25.0	16.6
Health Care	11.6	11.6	10.7
Industrials	10.9	10.9	11.4
Information
Technology	6.7	6.7	18.9
Materials	3.3	3.3	4.5
Telecommunication
Services	5.3	5.3	2.7
Utilities	6.5	6.5	3.2

Investment Focus

33

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Value Index Fund Investor Shares	14.28%	1.36%	1.99%	$12,174
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	2.64	12,981
– – – –	Spliced Value Index	14.54	1.45	2.10	12,309
	Large-Cap Value Funds Average	13.15	0.97	1.52	11,629

Spliced Value Index: S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Admiral Shares	14.45%	1.47%	2.08%	$12,292
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	12,981
Spliced Value Index	14.54	1.45	2.10	12,309

See Financial Highlights for dividend and capital gains information.

34

Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/4/2007)	Investment
Value Index Fund Signal Shares	14.46%	-5.97%	$8,023
Dow Jones U.S. Total Stock Market
Index	17.70	-2.39	9,172
MSCI US Prime Market Value Index	14.54	-6.02	8,008
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Value Index Fund Institutional
Shares	14.49%	1.51%	2.13%	$6,172,579
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	6,490,386
Spliced Value Index	14.54	1.45	2.10	6,154,486

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Value Index Fund
ETF Shares Net Asset Value	14.45%	1.48%	3.68%	$12,844
Dow Jones U.S. Total Stock Market Index	17.70	3.17	4.30	13,390
MSCI US Prime Market Value Index	14.54	1.45	3.68	12,848
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2010
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Value Index Fund
ETF Shares Market Price	14.48%	7.55%	28.49%
Value Index Fund
ETF Shares Net Asset Value	14.45	7.60	28.44
MSCI US Prime Market Value Index	14.54	7.46	28.48
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

35

Value Index Fund

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

36

Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (6.4%)
	Home Depot Inc.	3,821,239	133,973
	Walt Disney Co.	2,685,766	100,743
	Time Warner Inc.	2,556,608	82,246
	Comcast Corp. Class A	3,204,837	70,410
	Comcast Corp. Class A
	Special Shares	2,327,574	48,437
*	General Motors Co.	1,193,966	44,010
	Viacom Inc. Class B	821,965	32,558
	Macy’s Inc.	959,990	24,288
	Stanley Black & Decker Inc.	357,960	23,937
	Fortune Brands Inc.	346,573	20,881
	Mattel Inc.	818,253	20,808
*	Liberty Media Corp. -
	Interactive	1,293,951	20,406
	Limited Brands Inc.	628,835	19,324
	Genuine Parts Co.	358,516	18,406
	VF Corp.	196,598	16,943
	JC Penney Co. Inc.	483,995	15,638
	Whirlpool Corp.	172,893	15,358
	Darden Restaurants Inc.	299,216	13,896
	Hasbro Inc.	286,425	13,513
	Wyndham Worldwide Corp.	405,727	12,156
	Newell Rubbermaid Inc.	633,123	11,510
*	Royal Caribbean
	Cruises Ltd.	206,483	9,705
	H&R Block Inc.	701,584	8,356
^	Garmin Ltd.	265,476	8,227
	Gannett Co. Inc.	542,350	8,184
	DR Horton Inc.	650,778	7,764
	Leggett & Platt Inc.	333,327	7,586
*	Mohawk Industries Inc.	132,398	7,515
*	GameStop Corp. Class A	324,596	7,427
	Foot Locker Inc.	354,614	6,957
	Lennar Corp. Class A	349,102	6,546
*	DISH Network Corp.
	Class A	309,075	6,076

			Market
			Value
		Shares	($000)
	Washington Post Co.
	Class B	13,411	5,894
*	Pulte Group Inc.	782,269	5,883
	Autoliv Inc.	70,237	5,544
	Brinker International Inc.	230,627	4,815
*,^	Sears Holdings Corp.	65,273	4,814
*	NVR Inc.	6,326	4,371
*	TRW Automotive
	Holdings Corp.	82,162	4,330
*	Toll Brothers Inc.	207,300	3,939
*	Lear Corp.	39,492	3,898
*	Harman International
	Industries Inc.	79,307	3,672
	Phillips-Van Heusen Corp.	52,935	3,335
	American Eagle
	Outfitters Inc.	211,804	3,099
*,^	AutoNation Inc.	100,213	2,826
*	Penn National Gaming Inc.	75,444	2,652
*	Lamar Advertising Co.
	Class A	46,152	1,839
*	Hyatt Hotels Corp. Class A	34,980	1,601
	Wendy’s/Arby’s Group Inc.
	Class A	264,616	1,222
*	Clear Channel Outdoor
	Holdings Inc. Class A	32,640	458
			907,976
Consumer Staples (8.6%)
	Procter & Gamble Co.	6,452,522	415,091
	Kraft Foods Inc.	3,966,182	124,974
	Altria Group Inc.	4,739,092	116,676
	Coca-Cola Co.	1,654,375	108,808
	CVS Caremark Corp.	3,083,729	107,221
	Archer-Daniels-
	Midland Co.	1,461,849	43,972
	Lorillard Inc.	345,065	28,316
	Reynolds American Inc.	795,619	25,953
	ConAgra Foods Inc.	1,000,040	22,581
	Bunge Ltd.	303,096	19,859
	Safeway Inc.	868,132	19,524

37

Value Index Fund

			Market
			Value
		Shares	($000)
	Coca-Cola Enterprises Inc.	779,415	19,509
	Molson Coors Brewing Co.
	Class B	369,090	18,525
	HJ Heinz Co.	362,134	17,911
	JM Smucker Co.	271,735	17,839
	Sara Lee Corp.	930,449	16,292
	McCormick & Co. Inc.	274,618	12,778
	Tyson Foods Inc. Class A	664,422	11,441
	Church & Dwight Co. Inc.	161,269	11,131
	Dr Pepper Snapple
	Group Inc.	271,606	9,550
*	Constellation Brands Inc.
	Class A	425,152	9,417
*	Ralcorp Holdings Inc.	124,851	8,117
*	Smithfield Foods Inc.	339,607	7,006
	Campbell Soup Co.	162,129	5,634
	Hormel Foods Corp.	108,312	5,552
	SUPERVALU Inc.	481,462	4,637
	Brown-Forman Corp.
	Class B	64,909	4,519
*	Dean Foods Co.	413,642	3,657
			1,216,490
Energy (15.7%)
	Exxon Mobil Corp.	11,578,985	846,655
	Chevron Corp.	4,572,190	417,212
	ConocoPhillips	3,204,623	218,235
	Occidental
	Petroleum Corp.	1,847,019	181,193
	Apache Corp.	868,818	103,589
	Devon Energy Corp.	939,766	73,781
	Marathon Oil Corp.	1,613,943	59,764
	Chesapeake Energy Corp.	1,488,080	38,556
	Spectra Energy Corp.	1,473,767	36,829
	Williams Cos. Inc.	1,329,678	32,870
	National Oilwell Varco Inc.	476,561	32,049
	Valero Energy Corp.	1,287,802	29,774
	Noble Energy Inc.	258,470	22,249
	Cimarex Energy Co.	191,301	16,936
	Noble Corp.	378,364	13,534
*	Pride International Inc.	399,531	13,185
	El Paso Corp.	800,779	11,019
*	Newfield Exploration Co.	151,935	10,956
*	Denbury Resources Inc.	560,835	10,706
*	Plains Exploration &
	Production Co.	318,708	10,243
*	Rowan Cos. Inc.	260,725	9,102
	Patterson-UTI Energy Inc.	350,150	7,546
	Southern Union Co.	268,610	6,465
	Tidewater Inc.	116,859	6,292
*	Kinder Morgan
	Management LLC	92,224	6,168
*	Tesoro Corp.	324,128	6,009
*	Nabors Industries Ltd.	226,510	5,314
*	Forest Oil Corp.	85,852	3,260
			2,229,491

			Market
			Value
		Shares	($000)
Financials (25.0%)
	JPMorgan Chase & Co.	9,017,011	382,502
	Wells Fargo & Co.	11,306,050	350,374
	Bank of America Corp.	22,808,752	304,269
	Goldman Sachs
	Group Inc.	1,114,000	187,330
*	Citigroup Inc.	33,030,935	156,236
	US Bancorp	4,359,779	117,583
*	Berkshire Hathaway Inc.
	Class B	1,264,824	101,325
	MetLife Inc.	2,127,815	94,560
	Bank of New York
	Mellon Corp.	2,760,902	83,379
	Morgan Stanley	2,859,206	77,799
	PNC Financial Services
	Group Inc.	1,194,873	72,553
	Prudential Financial Inc.	1,057,514	62,087
	Travelers Cos. Inc.	1,068,896	59,548
	ACE Ltd.	770,726	47,978
	Capital One
	Financial Corp.	1,038,941	44,217
	Chubb Corp.	715,084	42,648
	BB&T Corp.	1,575,947	41,432
	BlackRock Inc.	200,296	38,172
	Allstate Corp.	1,162,487	37,060
	Marsh & McLennan
	Cos. Inc.	1,233,669	33,729
	Vornado Realty Trust	373,102	31,091
	AON Corp.	674,098	31,015
	HCP Inc.	829,825	30,529
	Aflac Inc.	535,254	30,204
	Loews Corp.	760,995	29,610
	Fifth Third Bancorp	1,810,999	26,585
	Hartford Financial
	Services Group Inc.	960,005	25,431
	Invesco Ltd.	1,050,835	25,283
	Annaly Capital
	Management Inc.	1,409,730	25,262
	Principal Financial
	Group Inc.	728,470	23,719
	Simon Property Group Inc.	233,138	23,195
	Weyerhaeuser Co.	1,218,520	23,067
	Equity Residential	419,021	21,768
	Ameriprise Financial Inc.	371,213	21,363
	Lincoln National Corp.	720,530	20,038
	Regions Financial Corp.	2,857,044	19,999
	Ventas Inc.	357,307	18,751
	Progressive Corp.	937,866	18,635
	ProLogis	1,267,249	18,299
	Unum Group	743,480	18,007
	NYSE Euronext	593,801	17,802
	New York Community
	Bancorp Inc.	941,358	17,745
	Boston Properties Inc.	206,029	17,739
	KeyCorp	2,002,622	17,723

38

Value Index Fund

			Market
			Value
		Shares	($000)
	XL Group plc Class A	778,194	16,980
	Comerica Inc.	401,089	16,942
	SunTrust Banks Inc.	568,630	16,780
	Kimco Realty Corp.	923,139	16,653
	M&T Bank Corp.	189,662	16,510
*,^	American International
	Group Inc.	276,738	15,946
	Health Care REIT Inc.	330,035	15,723
	General Growth
	Properties Inc.	962,368	14,897
*	Genworth Financial Inc.
	Class A	1,113,360	14,630
	Macerich Co.	295,573	14,001
*	SLM Corp.	1,103,392	13,892
	Plum Creek Timber
	Co. Inc.	367,573	13,766
	Hudson City Bancorp Inc.	1,076,728	13,718
	Huntington
	Bancshares Inc.	1,961,053	13,472
	Willis Group Holdings plc	387,304	13,412
	PartnerRe Ltd.	163,316	13,122
	Leucadia National Corp.	442,814	12,921
	Legg Mason Inc.	351,740	12,758
	AMB Property Corp.	382,779	12,138
	SL Green Realty Corp.	177,654	11,993
	People’s United
	Financial Inc.	842,503	11,803
	Cincinnati Financial Corp.	351,544	11,140
	Torchmark Corp.	183,795	10,980
	Federal Realty
	Investment Trust	139,791	10,894
	AvalonBay Communities Inc.	96,702	10,884
	Everest Re Group Ltd.	127,937	10,852
	Nationwide Health
	Properties Inc.	281,445	10,239
*	Arch Capital Group Ltd.	112,825	9,934
	Rayonier Inc.	182,481	9,584
	UDR Inc.	407,342	9,581
	Zions Bancorporation	393,755	9,541
	Chimera Investment Corp.	2,293,226	9,425
	Assurant Inc.	241,986	9,321
	Axis Capital Holdings Ltd.	259,240	9,302
	Realty Income Corp.	266,277	9,107
	Reinsurance Group of
	America Inc. Class A	166,170	8,925
	WR Berkley Corp.	303,644	8,314
	Liberty Property Trust	258,614	8,255
*	Markel Corp.	21,083	7,972
	RenaissanceRe
	Holdings Ltd.	124,575	7,934
	Marshall & Ilsley Corp.	1,139,524	7,886
	Regency Centers Corp.	185,881	7,852
	Old Republic
	International Corp.	558,471	7,612

			Market
			Value
		Shares	($000)
	HCC Insurance
	Holdings Inc.	262,286	7,591
	Cullen/Frost Bankers Inc.	124,107	7,585
	Transatlantic Holdings Inc.	144,676	7,468
	Raymond James
	Financial Inc.	225,986	7,390
*	NASDAQ OMX Group Inc.	299,225	7,095
	Jefferies Group Inc.	253,946	6,763
	Fidelity National
	Financial Inc. Class A	492,403	6,736
	Commerce Bancshares Inc. 169,336		6,728
	Digital Realty Trust Inc.	128,764	6,637
	City National Corp.	106,537	6,537
	Hospitality Properties Trust	280,369	6,460
	Assured Guaranty Ltd.	355,460	6,292
	Weingarten Realty Investors 259,887		6,175
	Alexandria Real Estate
	Equities Inc.	79,845	5,849
	White Mountains Insurance
	Group Ltd.	17,291	5,803
	Associated Banc-Corp	373,247	5,655
	American Financial
	Group Inc.	172,481	5,569
^	Federated Investors Inc.
	Class B	210,585	5,511
	Duke Realty Corp.	370,763	4,620
*	First Horizon National Corp.	384,913	4,534
	Piedmont Office Realty
	Trust Inc. Class A	211,428	4,258
	Validus Holdings Ltd.	137,859	4,220
	Capitol Federal
	Financial Inc.	325,863	3,881
	BOK Financial Corp.	61,783	3,299
	Mercury General Corp.	62,143	2,673
*	LPL Investment
	Holdings Inc.	36,672	1,334
			3,541,895
Health Care (11.6%)
	Johnson & Johnson	6,263,754	387,413
	Pfizer Inc.	18,279,443	320,073
	Merck & Co. Inc.	6,989,567	251,904
	Bristol-Myers Squibb Co.	3,899,693	103,264
	UnitedHealth Group Inc.	2,556,732	92,324
	Eli Lilly & Co.	2,360,111	82,698
	Covidien plc	1,140,730	52,086
*	WellPoint Inc.	909,162	51,695
*	Amgen Inc.	762,618	41,868
	Cardinal Health Inc.	798,606	30,595
	Aetna Inc.	949,232	28,961
*	Boston Scientific Corp.	3,449,742	26,115
	CIGNA Corp.	629,223	23,067
*	Humana Inc.	384,886	21,069
*	Forest Laboratories Inc.	649,484	20,770
	Beckman Coulter Inc.	157,511	11,850
*	Hologic Inc.	589,474	11,094

39

Value Index Fund

			Market
			Value
		Shares	($000)
*	Coventry Health Care Inc.	337,394	8,907
	Universal Health
	Services Inc. Class B	204,378	8,874
*	King Pharmaceuticals Inc.	567,676	7,976
	Pharmaceutical Product
	Development Inc.	256,541	6,962
	Omnicare Inc.	268,731	6,823
*	Alere Inc.	183,166	6,704
*	CareFusion Corp.	252,614	6,492
*	Kinetic Concepts Inc.	146,839	6,150
*	Endo Pharmaceuticals
	Holdings Inc.	170,593	6,092
*	Charles River Laboratories
	International Inc.	150,752	5,358
*	Cephalon Inc.	85,439	5,273
*	Community Health
	Systems Inc.	106,945	3,996
	Lincare Holdings Inc.	145,407	3,901
	Warner Chilcott plc
	Class A	90,600	2,044
			1,642,398
Industrials (10.9%)
	General Electric Co.	24,312,424	444,674
	United
	Technologies Corp.	2,007,155	158,003
	3M Co.	1,540,706	132,963
	Honeywell
	International Inc.	1,084,415	57,648
	CSX Corp.	863,417	55,785
	General Dynamics Corp.	735,335	52,179
	Illinois Tool Works Inc.	973,380	51,979
	Lockheed Martin Corp.	700,834	48,995
	Tyco International Ltd.	1,132,022	46,911
	Northrop Grumman Corp.	635,410	41,162
	Raytheon Co.	850,513	39,413
	Waste Management Inc.	1,031,468	38,030
	Eaton Corp.	362,418	36,789
	Boeing Co.	553,296	36,108
	Goodrich Corp.	284,987	25,099
	Dover Corp.	424,519	24,813
	Cooper Industries plc	379,281	22,108
	L-3 Communications
	Holdings Inc.	260,441	18,359
	Ingersoll-Rand plc	367,283	17,295
*	United Continental
	Holdings Inc.	719,029	17,127
	Parker Hannifin Corp.	183,299	15,819
	Rockwell Automation Inc.	161,353	11,571
	Pitney Bowes Inc.	470,174	11,369
	Southwest Airlines Co.	848,496	11,014
	KBR Inc.	355,472	10,831
	Masco Corp.	818,738	10,365
	Equifax Inc.	284,246	10,119
	Avery Dennison Corp.	224,628	9,511
	Timken Co.	186,941	8,923

			Market
			Value
		Shares	($000)
	Cintas Corp.	312,856	8,747
	Pentair Inc.	224,387	8,192
	RR Donnelley & Sons Co.	468,931	8,192
*	URS Corp.	190,556	7,929
	Pall Corp.	132,678	6,578
	Ryder System Inc.	119,179	6,274
	Towers Watson & Co.
	Class A	116,891	6,085
*	Aecom Technology Corp.	211,010	5,902
	Manpower Inc.	93,358	5,859
*	Owens Corning	170,292	5,305
	Harsco Corp.	182,660	5,173
*	Hertz Global Holdings Inc.	334,270	4,844
	SPX Corp.	56,994	4,075
*	Terex Corp.	123,496	3,833
			1,551,950
Information Technology (6.7%)
	Intel Corp.	12,662,012	266,282
	Hewlett-Packard Co.	2,654,419	111,751
	Corning Inc.	3,551,366	68,612
	Applied Materials Inc.	3,054,161	42,911
	Xerox Corp.	3,145,259	36,233
*	Motorola Inc.	3,277,541	29,727
*	Dell Inc.	1,990,229	26,968
	Automatic Data
	Processing Inc.	559,553	25,896
	Computer Sciences Corp.	351,294	17,424
*	Yahoo! Inc.	1,019,751	16,958
*	Micron Technology Inc.	2,035,620	16,326
*	Seagate Technology plc	1,073,311	16,132
	Maxim Integrated
	Products Inc.	678,644	16,030
	Fidelity National
	Information Services Inc.	579,516	15,873
	Paychex Inc.	481,224	14,875
	KLA-Tencor Corp.	381,770	14,752
	Microchip Technology Inc.	423,151	14,476
*	Flextronics
	International Ltd.	1,784,374	14,007
*	SAIC Inc.	863,270	13,692
	Harris Corp.	293,495	13,295
*	Avnet Inc.	345,376	11,408
*	Lam Research Corp.	183,516	9,502
*	Arrow Electronics Inc.	267,981	9,178
*	Synopsys Inc.	335,474	9,028
	Jabil Circuit Inc.	444,583	8,932
*	Western Digital Corp.	260,772	8,840
*	LSI Corp.	1,459,491	8,742
	Xilinx Inc.	293,822	8,515
	National
	Semiconductor Corp.	544,741	7,496
*	NVIDIA Corp.	456,269	7,027
*	Advanced Micro
	Devices Inc.	846,878	6,928
*	Ingram Micro Inc.	355,919	6,795

40

Value Index Fund

			Market
			Value
		Shares	($000)
*	Novellus Systems Inc.	208,721	6,746
*	Lexmark International Inc.
	Class A	178,179	6,204
*	IAC/InterActiveCorp	208,424	5,982
	Total System Services Inc.	381,239	5,863
*	AOL Inc.	242,472	5,749
	Tellabs Inc.	824,229	5,588
*	Electronic Arts Inc.	262,158	4,294
	Molex Inc.	141,031	3,204
	Molex Inc. Class A	169,331	3,195
	Lender Processing
	Services Inc.	106,136	3,133
	DST Systems Inc.	42,233	1,873
			946,442
Materials (3.3%)
	EI du Pont de Nemours
	& Co.	2,061,520	102,829
	Dow Chemical Co.	2,637,621	90,048
	PPG Industries Inc.	375,444	31,564
	International Paper Co.	944,244	25,721
	Cliffs Natural
	Resources Inc.	308,036	24,030
	Nucor Corp.	466,516	20,443
	Walter Energy Inc.	120,372	15,388
	Eastman Chemical Co.	164,340	13,818
	Vulcan Materials Co.	291,356	12,925
*	Owens-Illinois Inc.	372,058	11,422
	Airgas Inc.	180,871	11,297
	Albemarle Corp.	186,596	10,408
	MeadWestvaco Corp.	388,547	10,164
	International Flavors &
	Fragrances Inc.	181,645	10,098
	Sealed Air Corp.	362,852	9,235
	Ashland Inc.	170,116	8,652
	Steel Dynamics Inc.	468,381	8,571
	Reliance Steel &
	Aluminum Co.	160,356	8,194
	FMC Corp.	101,807	8,133
	Bemis Co. Inc.	247,822	8,094
	Sonoco Products Co.	228,874	7,706
	Valspar Corp.	214,321	7,390
	United States Steel Corp.	114,082	6,665
	Martin Marietta
	Materials Inc.	67,134	6,192
	Greif Inc. Class A	55,974	3,465
*	Titanium Metals Corp.	71,907	1,235
			473,687
Telecommunication Services (5.3%)
	AT&T Inc.	13,437,384	394,790
	Verizon
	Communications Inc.	6,428,219	230,002
	CenturyLink Inc.	685,624	31,655
*	Sprint Nextel Corp.	6,707,704	28,374

			Market
			Value
		Shares	($000)
	Qwest Communications
	International Inc.	3,559,916	27,091
	Frontier
	Communications Corp.	2,255,882	21,950
	Windstream Corp.	1,099,211	15,323
	Telephone &
	Data Systems Inc.	112,601	4,115
	Telephone &
	Data Systems Inc. -
	Special Common Shares	101,523	3,200
*	United States Cellular Corp.	42,528	2,124
*,^	Clearwire Corp. Class A	116,108	598
			759,222
Utilities (6.5%)
	Southern Co.	1,889,156	72,222
	Exelon Corp.	1,503,188	62,593
	Dominion Resources Inc.	1,339,781	57,235
	Duke Energy Corp.	2,998,943	53,411
	NextEra Energy Inc.	898,505	46,713
	PG&E Corp.	888,324	42,497
	American Electric
	Power Co. Inc.	1,090,334	39,230
	Public Service Enterprise
	Group Inc.	1,150,676	36,603
	Consolidated Edison Inc.	642,777	31,863
	Entergy Corp.	424,884	30,095
	Progress Energy Inc.	665,410	28,932
	PPL Corp.	1,097,877	28,896
	Sempra Energy	535,547	28,106
	Edison International	703,919	27,171
	FirstEnergy Corp.	693,257	25,664
	Xcel Energy Inc.	1,045,170	24,614
	DTE Energy Co.	384,052	17,405
	Wisconsin Energy Corp.	265,945	15,654
	Ameren Corp.	544,190	15,341
	CenterPoint Energy Inc.	910,096	14,307
	Constellation Energy
	Group Inc.	435,805	13,349
	Northeast Utilities	400,137	12,756
	Oneok Inc.	229,964	12,756
*	NRG Energy Inc.	575,977	11,255
	NiSource Inc.	632,359	11,142
	SCANA Corp.	273,846	11,118
	National Fuel Gas Co.	158,478	10,399
	Pinnacle West Capital Corp.	247,013	10,239
	OGE Energy Corp.	221,497	10,087
	American Water Works
	Co. Inc.	397,578	10,055
	NSTAR	235,236	9,925
	CMS Energy Corp.	522,846	9,725
	Allegheny Energy Inc.	385,290	9,339
	Pepco Holdings Inc.	509,225	9,293
	Alliant Energy Corp.	251,578	9,251
	Integrys Energy Group Inc.	175,658	8,521
	TECO Energy Inc.	463,737	8,255

41

Value Index Fund

		Market
		Value
	Shares	($000)
MDU Resources Group Inc.	406,329	8,236
UGI Corp.	250,110	7,899
NV Energy Inc.	534,439	7,509
Energen Corp.	155,417	7,500
Aqua America Inc.	312,015	7,014
DPL Inc.	270,651	6,958
AGL Resources Inc.	176,872	6,341
		927,474
Total Common Stocks
(Cost $13,540,151)		14,197,025
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market
Liquidity Fund, 0.211%
(Cost $39,442)	39,442,007	39,442
Total Investments (100.3%)
(Cost $13,579,593)		14,236,467
Other Assets and Liabilities (-0.3%)
Other Assets		39,052
Liabilities[2]		(78,539)
		(39,487)
Net Assets (100%)		14,196,980

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	16,069,285
Overdistributed Net Investment Income	(18,620)
Accumulated Net Realized Losses	(2,510,559)
Unrealized Appreciation (Depreciation)	656,874
Net Assets	14,196,980

Investor Shares—Net Assets
Applicable to 111,445,359 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,316,656
Net Asset Value Per Share—
Investor Shares	$20.79

Admiral Shares—Net Assets
Applicable to 148,268,161 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,082,266
Net Asset Value Per Share—
Admiral Shares	$20.79

Signal Shares—Net Assets
Applicable to 47,046,662 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,017,716
Net Asset Value Per Share—
Signal Shares	$21.63

Institutional Shares—Net Assets
Applicable to 165,973,039 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,450,346
Net Asset Value Per Share—
Institutional Shares	$20.79

ETF Shares—Net Assets
Applicable to 81,253,271 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,329,996
Net Asset Value Per Share—
ETF Shares	$53.29

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $28,538,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $29,468,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	333,148
Interest[1]	14
Security Lending	858
Total Income	334,020
Expenses
The Vanguard Group—Note B
Investment Advisory Services	711
Management and Administrative—Investor Shares	7,202
Management and Administrative—Admiral Shares	1,575
Management and Administrative—Signal Shares	754
Management and Administrative—Institutional Shares	1,280
Management and Administrative—ETF Shares	2,874
Marketing and Distribution—Investor Shares	910
Marketing and Distribution—Admiral Shares	271
Marketing and Distribution—Signal Shares	271
Marketing and Distribution—Institutional Shares	825
Marketing and Distribution—ETF Shares	1,001
Custodian Fees	181
Auditing Fees	28
Shareholders’ Reports—Investor Shares	101
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Signal Shares	12
Shareholders’ Reports—Institutional Shares	74
Shareholders’ Reports—ETF Shares	161
Trustees’ Fees and Expenses	19
Total Expenses	18,260
Net Investment Income	315,760
Realized Net Gain (Loss) on Investment Securities Sold	1,034,334
Change in Unrealized Appreciation (Depreciation) of Investment Securities	411,262
Net Increase (Decrease) in Net Assets Resulting from Operations	1,761,356
1 Interest income from an affiliated company of the fund was $14,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	315,760	304,146
Realized Net Gain (Loss)	1,034,334	(1,182,895)
Change in Unrealized Appreciation (Depreciation)	411,262	2,843,335
Net Increase (Decrease) in Net Assets Resulting from Operations	1,761,356	1,964,586
Distributions
Net Investment Income
Investor Shares	(73,774)	(89,175)
Admiral Shares	(47,412)	(40,743)
Signal Shares	(23,713)	(24,281)
Institutional Shares	(79,304)	(75,494)
ETF Shares	(94,390)	(83,082)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(318,593)	(312,775)
Capital Share Transactions
Investor Shares	(1,363,607)	222,645
Admiral Shares	1,427,492	(34,694)
Signal Shares	7,057	137,348
Institutional Shares	279,853	431,888
ETF Shares	761,989	558,365
Net Increase (Decrease) from Capital Share Transactions	1,112,784	1,315,552
Total Increase (Decrease)	2,555,547	2,967,363
Net Assets
Beginning of Period	11,641,433	8,674,070
End of Period[1]	14,196,980	11,641,433
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($18,620,000) and ($15,787,000).

See accompanying Notes, which are an integral part of the Financial Statements.

44

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$18.63	$16.08	$25.94	$26.58	$22.29
Investment Operations
Net Investment Income	.459	.498	.660	.687	.586
Net Realized and Unrealized Gain (Loss)
on Investments	2.163	2.561	(9.863)	(.644)	4.295
Total from Investment Operations	2.622	3.059	(9.203)	.043	4.881
Distributions
Dividends from Net Investment Income	(.462)	(.509)	(.657)	(.683)	(.591)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.462)	(.509)	(.657)	(.683)	(.591)
Net Asset Value, End of Period	$20.79	$18.63	$16.08	$25.94	$26.58

Total Return[1]	14.28%	19.58%	-35.97%	0.09%	22.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,317	$3,357	$2,618	$4,310	$4,417
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.21%	0.20%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.43%	3.09%	3.14%	2.49%	2.48%
Portfolio Turnover Rate[2]	27%	31%	27%	20%	20%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$18.63	$16.08	$25.94	$26.58	$22.29
Investment Operations
Net Investment Income	.488	.517	.681	.710	.611
Net Realized and Unrealized Gain (Loss)
on Investments	2.162	2.562	(9.863)	(.640)	4.295
Total from Investment Operations	2.650	3.079	(9.182)	.070	4.906
Distributions
Dividends from Net Investment Income	(.490)	(.529)	(.678)	(.710)	(.616)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.490)	(.529)	(.678)	(.710)	(.616)
Net Asset Value, End of Period	$20.79	$18.63	$16.08	$25.94	$26.58

Total Return	14.45%	19.72%	-35.90%	0.18%	22.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,082	$1,421	$1,262	$2,069	$2,625
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.57%	3.21%	3.24%	2.59%	2.58%
Portfolio Turnover Rate[1]	27%	31%	27%	20%	20%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Value Index Fund

Financial Highlights

Signal Shares
				June 4,
				2007[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.38	$16.73	$27.00	$30.14
Investment Operations
Net Investment Income	.508	.538	.710	.442
Net Realized and Unrealized Gain (Loss)
on Investments	2.252	2.663	(10.274)	(3.017)
Total from Investment Operations	2.760	3.201	(9.564)	(2.575)
Distributions
Dividends from Net Investment Income	(.510)	(.551)	(.706)	(.565)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.510)	(.551)	(.706)	(.565)
Net Asset Value, End of Period	$21.63	$19.38	$16.73	$27.00

Total Return	14.46%	19.70%	-35.93%	-8.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,018	$907	$638	$864
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	2.57%	3.21%	3.24%	2.59%[2]
Portfolio Turnover Rate[3]	27%	31%	27%	20%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$18.63	$16.08	$25.94	$26.58	$22.29
Investment Operations
Net Investment Income	.496	.527	.690	.722	.618
Net Realized and Unrealized Gain (Loss)
on Investments	2.162	2.562	(9.864)	(.644)	4.295
Total from Investment Operations	2.658	3.089	(9.174)	.078	4.913
Distributions
Dividends from Net Investment Income	(.498)	(.539)	(.686)	(.718)	(.623)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.498)	(.539)	(.686)	(.718)	(.623)
Net Asset Value, End of Period	$20.79	$18.63	$16.08	$25.94	$26.58

Total Return	14.49%	19.79%	-35.88%	0.21%	22.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,450	$2,812	$1,992	$2,660	$2,209
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.61%	3.27%	3.28%	2.62%	2.61%
Portfolio Turnover Rate[1]	27%	31%	27%	20%	20%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$47.75	$41.21	$66.51	$68.14	$57.14
Investment Operations
Net Investment Income	1.252	1.324	1.754	1.830	1.565
Net Realized and Unrealized Gain (Loss)
on Investments	5.545	6.573	(25.311)	(1.640)	11.016
Total from Investment Operations	6.797	7.897	(23.557)	.190	12.581
Distributions
Dividends from Net Investment Income	(1.257)	(1.357)	(1.743)	(1.820)	(1.581)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.257)	(1.357)	(1.743)	(1.820)	(1.581)
Net Asset Value, End of Period	$53.29	$47.75	$41.21	$66.51	$68.14

Total Return	14.45%	19.72%	-35.91%	0.20%	22.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,330	$3,145	$2,165	$2,215	$1,646
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.57%	3.21%	3.25%	2.59%	2.58%
Portfolio Turnover Rate[1]	27%	31%	27%	20%	20%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

50

Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $2,305,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $16,227,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $1,936,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,510,548,000 to offset future net capital gains of $188,450,000 through December 31, 2011, $40,920,000 through December 31, 2014, $73,605,000 through December 31, 2015, $574,313,000 through December 31, 2016, and $1,633,260,000 through December 31, 2017.

At December 31, 2010, the cost of investment securities for tax purposes was $13,579,604,000. Net unrealized appreciation of investment securities for tax purposes was $656,863,000, consisting of unrealized gains of $1,742,031,000 on securities that had risen in value since their purchase and $1,085,168,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2010, the fund purchased $4,473,890,000 of investment securities and sold $3,363,075,000 of investment securities, other than temporary cash investments.

51

Value Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	629,201	32,879	818,659	54,892
Issued in Lieu of Cash Distributions	69,985	3,644	84,147	5,211
Redeemed	(2,062,793)	(105,302)	(680,161)	(42,723)
Net Increase (Decrease)—Investor Shares	(1,363,607)	(68,779)	222,645	17,380
Admiral Shares
Issued	1,639,299	83,030	199,402	12,749
Issued in Lieu of Cash Distributions	40,915	2,083	34,372	2,141
Redeemed	(252,722)	(13,118)	(268,468)	(17,098)
Net Increase (Decrease)—Admiral Shares	1,427,492	71,995	(34,694)	(2,208)
Signal Shares
Issued	289,825	14,527	319,685	19,549
Issued in Lieu of Cash Distributions	20,465	1,016	21,844	1,301
Redeemed	(303,233)	(15,263)	(204,181)	(12,194)
Net Increase (Decrease)—Signal Shares	7,057	280	137,348	8,656
Institutional Shares
Issued	631,302	33,152	736,050	45,857
Issued in Lieu of Cash Distributions	73,271	3,782	68,821	4,239
Redeemed	(424,720)	(21,928)	(372,983)	(23,026)
Net Increase (Decrease)—Institutional Shares	279,853	15,006	431,888	27,070
ETF Shares
Issued	805,945	16,295	1,503,873	34,815
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(43,956)	(900)	(945,508)	(21,500)
Net Increase (Decrease)—ETF Shares	761,989	15,395	558,365	13,315

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

52

Large-Cap Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VLACX	VLCAX	VLCSX	VLISX	VV
Expense Ratio1	0.26%	0.12%	0.12%	0.08%	0.12%
30-Day SEC Yield	1.31%	1.45%	1.45%	1.49%	1.45%

Portfolio Characteristics
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund	750 Index	Index
Number of Stocks	759	758	3,893
Median Market Cap	$39.7B	$39.7B	$29.6B
Price/Earnings Ratio	17.4x	17.4x	18.3x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	19.9%	19.7%	18.8%
Earnings Growth Rate	6.4%	6.4%	6.2%
Dividend Yield	1.8%	1.8%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	8%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Prime Market	Market
	750 Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.0%
Apple Inc.	Computer
	Hardware	2.4
Microsoft Corp.	Systems Software	1.7
General Electric Co.	Industrial
	Conglomerates	1.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.5
Chevron Corp.	Integrated Oil &
	Gas	1.5
Procter & Gamble Co.	Household
	Products	1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Johnson & Johnson	Pharmaceuticals	1.4
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Top Ten		17.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

53

Large-Cap Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund 750	Index	Index
Consumer
Discretionary	11.1%	11.1%	11.9%
Consumer Staples	10.0	10.0	9.5
Energy	12.0	12.0	10.6
Financials	15.8	15.8	16.6
Health Care	11.1	11.1	10.7
Industrials	10.8	10.8	11.4
Information
Technology	18.7	18.7	18.9
Materials	4.0	4.0	4.5
Telecommunication
Services	3.1	3.1	2.7
Utilities	3.4	3.4	3.2

Investment Focus

54

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 30, 2004, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(1/30/2004)	Investment
	Large-Cap Index Fund Investor Shares	15.63%	2.64%	4.09%	$13,195
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	4.65	13,691
– – – –	MSCI US Prime Market 750 Index	15.92	2.79	4.24	13,328
	Large-Cap Core Funds Average	12.86	1.37	2.54	11,894

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

55

Large-Cap Index Fund

		Average Annual Total Returns
		Periods Ended December 31, 2010
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(2/2/2004)	Investment
Large-Cap Index Fund Admiral
Shares	15.81%	2.77%	4.16%	$13,251
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	4.61	13,651
MSCI US Prime Market 750 Index	15.92	2.79	4.19	13,283
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/30/2007)	Investment
Large-Cap Index Fund Signal Shares	15.83%	-1.54%	$9,494
Dow Jones U.S. Total Stock Market
Index	17.70	-0.94	9,691
MSCI US Prime Market 750 Index	15.92	-1.54	9,495
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(6/30/2005)	Investment
Large-Cap Index Fund Institutional
Shares	15.85%	2.80%	3.68%	$6,099,807
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	4.02	6,212,093
MSCI US Prime Market 750 Index	15.92	2.79	3.67	6,098,129
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/27/2004)	Investment
Large-Cap Index Fund
ETF Shares Net Asset Value	15.81%	2.78%	4.05%	$13,164
Dow Jones U.S. Total Stock Market Index	17.70	3.17	4.44	13,515
MSCI US Prime Market 750 Index	15.92	2.79	4.07	13,181
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

56

Large-Cap Index Fund

Cumulative Returns of ETF Shares: January 27, 2004, Through December 31, 2010
			Since
	One	Five	Inception
	Year	Years	(1/27/2004)
Large-Cap Index Fund
ETF Shares Market Price	15.84%	14.68%	31.69%
Large-Cap Index Fund
ETF Shares Net Asset Value	15.81	14.71	31.64
MSCI US Prime Market 750 Index	15.92	14.74	31.81
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): January 30, 2004, Through December 31, 2010

57

Large-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (11.1%)
	McDonald’s Corp.	384,625	29,524
	Walt Disney Co.	656,507	24,626
*	Amazon.com Inc.	129,490	23,308
	Home Depot Inc.	607,158	21,287
*	Ford Motor Co.	1,095,385	18,392
	Comcast Corp. Class A	692,199	15,208
	Target Corp.	247,629	14,890
	Time Warner Inc.	406,264	13,070
	Lowe’s Cos. Inc.	507,122	12,719
*	DIRECTV Class A	313,235	12,507
	NIKE Inc. Class B	134,284	11,471
	News Corp. Class A	781,745	11,382
	Johnson Controls Inc.	243,101	9,286
	Starbucks Corp.	267,258	8,587
	Time Warner Cable Inc.	128,355	8,475
	Yum! Brands Inc.	168,668	8,273
	Viacom Inc. Class B	200,801	7,954
	Carnival Corp.	165,868	7,648
*	General Motors Co.	189,691	6,992
*	priceline.com Inc.	17,470	6,980
	Comcast Corp. Class A
	Special Shares	318,448	6,627
	TJX Cos. Inc.	147,378	6,542
	Staples Inc.	263,871	6,008
	Coach Inc.	107,399	5,940
*	Kohl’s Corp.	105,589	5,738
*	Las Vegas Sands Corp.	119,307	5,482
	Omnicom Group Inc.	108,905	4,988
*	Bed Bath & Beyond Inc.	95,360	4,687
	Best Buy Co. Inc.	128,024	4,390
	Marriott International Inc.
	Class A	104,899	4,357
	CBS Corp. Class B	227,595	4,336
	Starwood Hotels &
	Resorts Worldwide Inc.	68,723	4,177
	McGraw-Hill Cos. Inc.	111,684	4,066
	Macy’s Inc.	152,563	3,860

			Market
			Value
		Shares	($000)
	Stanley Black & Decker Inc.	56,745	3,795
	Gap Inc.	164,193	3,635
	Fortune Brands Inc.	55,114	3,321
	Mattel Inc.	130,020	3,306
*	Liberty Media Corp. -
	Interactive	205,078	3,234
	Virgin Media Inc.	113,991	3,105
	Limited Brands Inc.	99,664	3,063
	Cablevision Systems Corp.
	Class A	90,257	3,054
*	O’Reilly Automotive Inc.	50,150	3,030
	Wynn Resorts Ltd.	29,065	3,018
*	BorgWarner Inc.	41,242	2,984
	Harley-Davidson Inc.	85,035	2,948
	Genuine Parts Co.	56,832	2,918
	Tiffany & Co.	45,824	2,853
*	NetFlix Inc.	16,112	2,831
	Ross Stores Inc.	43,991	2,782
*	AutoZone Inc.	10,196	2,779
	VF Corp.	31,236	2,692
	Nordstrom Inc.	63,328	2,684
	Polo Ralph Lauren Corp.
	Class A	23,476	2,604
*	CarMax Inc.	80,842	2,577
*	Dollar Tree Inc.	45,910	2,575
	Autoliv Inc.	32,060	2,531
	JC Penney Co. Inc.	76,927	2,485
	Whirlpool Corp.	27,456	2,439
*	Chipotle Mexican Grill Inc.
	Class A	11,213	2,385
*	Royal Caribbean
	Cruises Ltd.	50,575	2,377
*	Sirius XM Radio Inc.	1,405,246	2,305
	Family Dollar Stores Inc.	45,599	2,267
	Darden Restaurants Inc.	47,567	2,209
	Hasbro Inc.	45,483	2,146
*	Discovery
	Communications Inc.
	Class A	49,241	2,053
	Advance Auto Parts Inc.	30,509	2,018

58

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	TRW Automotive
	Holdings Corp.	37,426	1,972
	Wyndham Worldwide Corp.	64,520	1,933
	International
	Game Technology	107,424	1,900
*	Apollo Group Inc. Class A	47,830	1,889
	Expedia Inc.	74,960	1,881
*	Interpublic Group of
	Cos. Inc.	176,765	1,877
*	Discovery
	Communications Inc.	51,041	1,873
	Abercrombie & Fitch Co.	31,949	1,841
	Newell Rubbermaid Inc.	100,330	1,824
*	MGM Resorts International	121,931	1,811
*	Lear Corp.	17,864	1,763
*	Urban Outfitters Inc.	48,619	1,741
	PetSmart Inc.	42,859	1,707
	Scripps Networks
	Interactive Inc. Class A	32,931	1,704
*	Liberty Media Corp. - Capital	26,082	1,632
*	Liberty Global Inc. Class A	43,180	1,528
	Phillips-Van Heusen Corp.	23,975	1,511
*	DISH Network Corp. Class A	75,338	1,481
*	NVR Inc.	2,005	1,385
*	Fossil Inc.	19,413	1,368
*	Liberty Global Inc.	39,388	1,335
	H&R Block Inc.	111,500	1,328
^	Garmin Ltd.	42,175	1,307
	Gannett Co. Inc.	85,957	1,297
	DR Horton Inc.	103,751	1,238
*	Dick’s Sporting Goods Inc.	32,842	1,232
	Leggett & Platt Inc.	52,915	1,204
*	Mohawk Industries Inc.	21,111	1,198
*,^	Sears Holdings Corp.	16,039	1,183
*	GameStop Corp. Class A	51,599	1,181
*	Liberty Media Corp. - Starz	17,704	1,177
*	Harman International
	Industries Inc.	25,209	1,167
*	Dollar General Corp.	37,079	1,137
*	LKQ Corp.	49,119	1,116
	Foot Locker Inc.	56,628	1,111
	DeVry Inc.	23,108	1,109
	Lennar Corp. Class A	55,539	1,041
	Guess? Inc.	21,836	1,033
*	Goodyear Tire & Rubber Co.	83,759	993
	American Eagle
	Outfitters Inc.	67,073	981
*	Toll Brothers Inc.	50,955	968
*	Pulte Group Inc.	124,804	939
	Washington Post Co.
	Class B	2,123	933
*	Penn National Gaming Inc.	23,838	838
*	Lamar Advertising Co.
	Class A	20,911	833
*	ITT Educational Services Inc.	12,101	771

			Market
			Value
		Shares	($000)
	Brinker International Inc.	36,541	763
	Strayer Education Inc.	5,008	762
*	Hyatt Hotels Corp. Class A	15,948	730
	News Corp. Class B	36,857	605
	Wendy’s/Arby’s Group Inc.
	Class A	120,766	558
	CTC Media Inc.	19,721	462
*	AutoNation Inc.	15,801	446
*	Clear Channel Outdoor
	Holdings Inc. Class A	14,678	206
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp. 03/02/2012	20	—
			502,583
Consumer Staples (10.0%)
	Procter & Gamble Co.	1,025,239	65,954
	Coca-Cola Co.	751,071	49,398
	Wal-Mart Stores Inc.	737,273	39,761
	Philip Morris
	International Inc.	662,224	38,760
	PepsiCo Inc.	574,830	37,554
	Kraft Foods Inc.	630,195	19,857
	Altria Group Inc.	752,985	18,538
	CVS Caremark Corp.	489,978	17,037
	Colgate-Palmolive Co.	175,626	14,115
	Walgreen Co.	351,688	13,702
	Costco Wholesale Corp.	158,750	11,463
	Kimberly-Clark Corp.	147,968	9,328
	General Mills Inc.	232,042	8,258
	Archer-Daniels-Midland Co.	232,364	6,989
	Sysco Corp.	212,617	6,251
	HJ Heinz Co.	114,963	5,686
	Kroger Co.	220,454	4,929
	Kellogg Co.	95,502	4,878
	Mead Johnson Nutrition Co.	73,917	4,601
	Avon Products Inc.	154,967	4,503
	Lorillard Inc.	54,813	4,498
	Reynolds American Inc.	126,431	4,124
	Sara Lee Corp.	227,311	3,980
	ConAgra Foods Inc.	158,832	3,586
	Estee Lauder Cos. Inc.
	Class A	41,122	3,319
	Clorox Co.	50,265	3,181
	Bunge Ltd.	48,208	3,159
	Safeway Inc.	137,925	3,102
	Coca-Cola Enterprises Inc.	123,540	3,092
	Dr Pepper Snapple
	Group Inc.	86,267	3,033
	Molson Coors Brewing Co.
	Class B	58,500	2,936
	JM Smucker Co.	43,194	2,836
	Hershey Co.	56,964	2,686
*	Whole Foods Market Inc.	52,675	2,665
	Campbell Soup Co.	73,656	2,560
	Brown-Forman Corp. Class B	29,402	2,047

59

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	McCormick & Co. Inc.	43,640	2,031
	Tyson Foods Inc. Class A	105,722	1,821
	Church & Dwight Co. Inc.	25,720	1,775
*	Energizer Holdings Inc.	24,109	1,758
*	Constellation Brands Inc.
	Class A	67,684	1,499
	Herbalife Ltd.	21,397	1,463
*	Hansen Natural Corp.	27,028	1,413
	Hormel Foods Corp.	26,566	1,362
*	Green Mountain Coffee
	Roasters Inc.	40,621	1,335
*	Ralcorp Holdings Inc.	19,873	1,292
	Alberto-Culver Co. Class B	32,153	1,191
*	Smithfield Foods Inc.	54,235	1,119
	Flowers Foods Inc.	30,116	810
	SUPERVALU Inc.	76,372	735
*	Dean Foods Co.	66,524	588
			452,558
Energy (12.0%)
	Exxon Mobil Corp.	1,839,806	134,527
	Chevron Corp.	726,509	66,294
	Schlumberger Ltd.	493,775	41,230
	ConocoPhillips	509,210	34,677
	Occidental Petroleum Corp.	293,503	28,793
	Apache Corp.	138,133	16,470
	Anadarko Petroleum Corp.	178,877	13,623
	Halliburton Co.	329,644	13,459
	Devon Energy Corp.	149,413	11,730
	National Oilwell Varco Inc.	151,516	10,189
	Marathon Oil Corp.	256,412	9,495
	Baker Hughes Inc.	155,665	8,899
	Hess Corp.	109,736	8,399
	EOG Resources Inc.	91,530	8,367
	Peabody Energy Corp.	97,205	6,219
	Chesapeake Energy Corp.	236,264	6,122
*	Weatherford
	International Ltd.	267,804	6,106
	Spectra Energy Corp.	234,158	5,852
	Noble Energy Inc.	63,187	5,439
	Williams Cos. Inc.	211,228	5,222
	Murphy Oil Corp.	65,858	4,910
	Valero Energy Corp.	204,655	4,732
*	Southwestern Energy Co.	125,039	4,680
*	Cameron International Corp.	87,533	4,440
	Consol Energy Inc.	81,529	3,974
*	FMC Technologies Inc.	43,417	3,860
	Pioneer Natural
	Resources Co.	41,970	3,644
	El Paso Corp.	253,835	3,493
*	Newfield Exploration Co.	48,278	3,481
	Noble Corp.	92,413	3,306
*	Concho Resources Inc.	31,612	2,771
	Cimarex Energy Co.	30,390	2,690
*	Ultra Petroleum Corp.	55,088	2,632
*	Denbury Resources Inc.	137,093	2,617

			Market
			Value
		Shares	($000)
*	Alpha Natural Resources Inc.	43,538	2,614
	Range Resources Corp.	57,804	2,600
*	Nabors Industries Ltd.	102,801	2,412
	QEP Resources Inc.	63,324	2,299
	EQT Corp.	51,046	2,289
*	Whiting Petroleum Corp.	18,451	2,162
*	Pride International Inc.	63,522	2,096
	Arch Coal Inc.	58,685	2,057
*	Petrohawk Energy Corp.	109,353	1,996
*	Kinder Morgan
	Management LLC	29,252	1,956
	Massey Energy Co.	34,885	1,872
	Helmerich & Payne Inc.	38,318	1,858
	Sunoco Inc.	43,601	1,758
*	McDermott International Inc.	83,730	1,732
	Diamond Offshore
	Drilling Inc.	25,109	1,679
*	Plains Exploration &
	Production Co.	50,560	1,625
*	Forest Oil Corp.	38,986	1,480
*	Rowan Cos. Inc.	41,407	1,445
*	Oceaneering International Inc.	19,572	1,441
	Core Laboratories NV	16,153	1,438
	Cabot Oil & Gas Corp.	37,644	1,425
	EXCO Resources Inc.	65,490	1,272
*	Dresser-Rand Group Inc.	29,253	1,246
	Patterson-UTI Energy Inc.	55,823	1,203
	Southern Union Co.	42,752	1,029
	Tidewater Inc.	18,640	1,004
*	Tesoro Corp.	51,708	959
*	Continental Resources Inc.	12,202	718
*	Quicksilver Resources Inc.	43,269	638
*	Cobalt International
	Energy Inc.	32,285	394
			541,039
Financials (15.8%)
	JPMorgan Chase & Co.	1,432,702	60,775
	Wells Fargo & Co.	1,796,504	55,674
*	Citigroup Inc.	10,496,372	49,648
	Bank of America Corp.	3,624,031	48,345
	Goldman Sachs Group Inc.	176,986	29,762
*	Berkshire Hathaway Inc.
	Class B	309,153	24,766
	US Bancorp	692,725	18,683
	American Express Co.	391,325	16,796
	MetLife Inc.	338,052	15,023
	Bank of New York
	Mellon Corp.	438,685	13,248
	Morgan Stanley	454,331	12,362
	PNC Financial Services
	Group Inc.	189,818	11,526
	Simon Property Group Inc.	105,912	10,537
	Prudential Financial Inc.	168,051	9,866
	Aflac Inc.	170,147	9,601
	Travelers Cos. Inc.	169,838	9,462

60

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	State Street Corp.	181,273	8,400
	CME Group Inc.	24,276	7,811
	ACE Ltd.	122,337	7,615
	Capital One Financial Corp.	164,993	7,022
	Chubb Corp.	113,588	6,774
	BB&T Corp.	250,355	6,582
	Franklin Resources Inc.	57,033	6,343
	Charles Schwab Corp.	366,588	6,272
	BlackRock Inc.	31,807	6,062
	T Rowe Price Group Inc.	92,562	5,974
	Allstate Corp.	184,718	5,889
	Marsh & McLennan
	Cos. Inc.	196,025	5,359
	SunTrust Banks Inc.	180,654	5,331
	Equity Residential	102,389	5,319
	Public Storage	52,280	5,302
	Ameriprise Financial Inc.	90,715	5,221
	Vornado Realty Trust	59,298	4,941
	AON Corp.	107,096	4,927
	HCP Inc.	131,803	4,849
	Loews Corp.	120,923	4,705
	Progressive Corp.	229,159	4,553
	Northern Trust Corp.	78,762	4,364
	Boston Properties Inc.	50,381	4,338
	Host Hotels & Resorts Inc.	239,541	4,281
	Fifth Third Bancorp	287,730	4,224
	Hartford Financial
	Services Group Inc.	152,544	4,041
	Invesco Ltd.	166,970	4,017
	Annaly Capital
	Management Inc.	224,009	4,014
	Principal Financial
	Group Inc.	115,749	3,769
	Weyerhaeuser Co.	193,165	3,657
	Discover Financial Services	196,625	3,643
	AvalonBay
	Communities Inc.	30,827	3,470
*	CIT Group Inc.	68,701	3,236
	Regions Financial Corp.	453,786	3,176
	Lincoln National Corp.	114,196	3,176
	Ventas Inc.	56,789	2,980
	ProLogis	200,797	2,900
	Unum Group	117,748	2,852
	NYSE Euronext	94,051	2,820
	KeyCorp	318,118	2,815
	New York Community
	Bancorp Inc.	149,069	2,810
*	Intercontinental-
	Exchange Inc.	22,720	2,707
	Comerica Inc.	63,730	2,692
	XL Group plc Class A	123,278	2,690
	Kimco Realty Corp.	146,240	2,638
	M&T Bank Corp.	30,197	2,629
*	American International
	Group Inc.	43,991	2,535

			Market
			Value
		Shares	($000)
	Health Care REIT Inc.	52,413	2,497
	General Growth
	Properties Inc.	153,036	2,369
*	Genworth Financial Inc.
	Class A	176,885	2,324
	Macerich Co.	47,067	2,230
*	SLM Corp.	175,537	2,210
	Plum Creek Timber Co. Inc.	58,383	2,186
	Hudson City Bancorp Inc.	171,497	2,185
*	CB Richard Ellis Group Inc.
	Class A	104,722	2,145
	Huntington Bancshares Inc.	310,987	2,136
	Willis Group Holdings plc	61,314	2,123
	PartnerRe Ltd.	25,970	2,087
	Leucadia National Corp.	70,136	2,047
	Legg Mason Inc.	55,869	2,026
	AMB Property Corp.	60,782	1,927
	SL Green Realty Corp.	28,320	1,912
	Moody’s Corp.	71,973	1,910
	People’s United
	Financial Inc.	134,056	1,878
*	Affiliated Managers
	Group Inc.	18,419	1,828
	Cincinnati Financial Corp.	55,889	1,771
	Torchmark Corp.	29,251	1,747
	Federal Realty
	Investment Trust	22,167	1,727
	Everest Re Group Ltd.	20,340	1,725
	Nationwide Health
	Properties Inc.	44,838	1,631
	Digital Realty Trust Inc.	31,379	1,617
*	MSCI Inc. Class A	40,791	1,589
*	Arch Capital Group Ltd.	17,958	1,581
	TD Ameritrade Holding Corp.	83,260	1,581
	UDR Inc.	64,955	1,528
	Rayonier Inc.	28,986	1,522
	Zions Bancorporation	62,729	1,520
	Chimera Investment Corp.	364,460	1,498
	Assurant Inc.	38,514	1,484
	Axis Capital Holdings Ltd.	41,158	1,477
	Realty Income Corp.	42,389	1,450
	Alexandria Real Estate
	Equities Inc.	19,570	1,434
	Reinsurance Group of
	America Inc. Class A	26,505	1,424
	WR Berkley Corp.	48,212	1,320
	Liberty Property Trust	40,949	1,307
	Eaton Vance Corp.	42,847	1,295
	Jones Lang LaSalle Inc.	15,415	1,294
*	Markel Corp.	3,357	1,269
	RenaissanceRe
	Holdings Ltd.	19,770	1,259
	Marshall & Ilsley Corp.	180,774	1,251
	Regency Centers Corp.	29,564	1,249

61

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Old Republic
	International Corp.	88,787	1,210
	Cullen/Frost Bankers Inc.	19,748	1,207
	HCC Insurance Holdings Inc.	41,587	1,204
	Transatlantic Holdings Inc.	23,033	1,189
	Raymond James
	Financial Inc.	35,816	1,171
	SEI Investments Co.	47,714	1,135
	Duke Realty Corp.	91,066	1,135
*	NASDAQ OMX Group Inc.	47,603	1,129
*	First Horizon National Corp.	94,533	1,114
	Fidelity National Financial Inc.
	Class A	78,715	1,077
	Commerce Bancshares Inc.	26,995	1,073
	Jefferies Group Inc.	40,190	1,070
	Brown & Brown Inc.	43,894	1,051
	City National Corp.	16,954	1,040
	Hospitality Properties Trust	44,666	1,029
	Assured Guaranty Ltd.	56,470	1,000
	Weingarten Realty Investors	41,415	984
	White Mountains Insurance
	Group Ltd.	2,752	924
	Associated Banc-Corp	59,743	905
	American Financial
	Group Inc.	27,339	883
	Federated Investors Inc.
	Class B	33,493	877
	Janus Capital Group Inc.	66,230	859
	Greenhill & Co. Inc.	9,038	738
*,^	St. Joe Co.	33,530	733
	Piedmont Office Realty
	Trust Inc. Class A	33,719	679
	Validus Holdings Ltd.	21,965	672
	Capitol Federal Financial Inc.	51,416	612
	BOK Financial Corp.	9,789	523
	Mercury General Corp.	9,889	425
	TFS Financial Corp.	33,116	299
*	LPL Investment Holdings Inc. 5,811		211
	CBOE Holdings Inc.	4,415	101
			712,628
Health Care (11.1%)
	Johnson & Johnson	995,322	61,561
	Pfizer Inc.	2,904,385	50,856
	Merck & Co. Inc.	1,110,577	40,025
	Abbott Laboratories	557,675	26,718
*	Amgen Inc.	346,353	19,015
	Bristol-Myers Squibb Co.	619,566	16,406
	UnitedHealth Group Inc.	406,236	14,669
	Medtronic Inc.	391,302	14,513
	Eli Lilly & Co.	374,988	13,140
*	Gilead Sciences Inc.	303,034	10,982
	Baxter International Inc.	211,214	10,692
*	Express Scripts Inc.	186,188	10,063
*	Celgene Corp.	169,874	10,046
*	Medco Health Solutions Inc. 156,711		9,602

			Market
			Value
		Shares	($000)
	Covidien plc	181,119	8,270
*	WellPoint Inc.	144,341	8,207
*	Thermo Fisher Scientific Inc.	147,090	8,143
	Allergan Inc.	111,042	7,625
	Becton Dickinson and Co.	83,911	7,092
	McKesson Corp.	94,445	6,647
*	Genzyme Corp.	92,043	6,553
*	Biogen Idec Inc.	87,415	5,861
	Stryker Corp.	107,467	5,771
*	Agilent Technologies Inc.	125,764	5,210
*	St. Jude Medical Inc.	121,829	5,208
	Cardinal Health Inc.	126,860	4,860
	Aetna Inc.	150,859	4,603
*	Boston Scientific Corp.	547,975	4,148
*	Zimmer Holdings Inc.	72,633	3,899
*	Life Technologies Corp.	66,236	3,676
	CIGNA Corp.	99,934	3,664
*	Intuitive Surgical Inc.	14,189	3,657
	AmerisourceBergen Corp.
	Class A	100,780	3,439
*	Hospira Inc.	60,497	3,369
*	Humana Inc.	61,185	3,349
*	Edwards Lifesciences Corp.	40,984	3,313
*	Forest Laboratories Inc.	103,180	3,300
*	Laboratory Corp. of
	America Holdings	37,201	3,271
	CR Bard Inc.	33,916	3,112
*	Varian Medical Systems Inc.	44,006	3,049
	Quest Diagnostics Inc.	54,295	2,930
*	Illumina Inc.	44,794	2,837
*	Alexion Pharmaceuticals Inc.	32,597	2,626
*	Waters Corp.	33,310	2,589
*	DaVita Inc.	37,088	2,577
*	Vertex Pharmaceuticals Inc.	73,080	2,560
*	Watson Pharmaceuticals Inc.	47,890	2,474
*	Cerner Corp.	25,363	2,403
*	Mylan Inc.	111,824	2,363
*	CareFusion Corp.	80,148	2,060
*	Henry Schein Inc.	33,110	2,033
	Perrigo Co.	29,854	1,891
*	ResMed Inc.	54,554	1,890
	Beckman Coulter Inc.	25,046	1,884
*	Mettler-Toledo
	International Inc.	12,071	1,825
*	Dendreon Corp.	52,075	1,818
*	Hologic Inc.	93,748	1,764
	DENTSPLY International Inc.	49,020	1,675
*	Cephalon Inc.	27,042	1,669
*	Human Genome
	Sciences Inc.	67,898	1,622
*	Endo Pharmaceuticals
	Holdings Inc.	41,672	1,488
*	IDEXX Laboratories Inc.	20,753	1,437
*	Coventry Health Care Inc.	53,613	1,415

62

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Universal Health
	Services Inc. Class B	32,446	1,409
*	Community Health
	Systems Inc.	34,170	1,277
*	King Pharmaceuticals Inc.	89,810	1,262
*	Covance Inc.	23,437	1,205
	Pharmaceutical Product
	Development Inc.	40,877	1,109
	Omnicare Inc.	42,682	1,084
*	Alere Inc.	29,172	1,068
*	Gen-Probe Inc.	17,557	1,024
	Patterson Cos. Inc.	33,382	1,022
*	Kinetic Concepts Inc.	23,316	976
	Lincare Holdings Inc.	35,599	955
	Warner Chilcott plc
	Class A	41,071	927
*	Charles River Laboratories
	International Inc.	23,851	848
	Techne Corp.	12,742	837
*	Myriad Genetics Inc.	33,900	774
*	Amylin Pharmaceuticals Inc.	51,988	765
*	Bio-Rad Laboratories Inc.
	Class A	6,969	724
			502,680
Industrials (10.8%)
	General Electric Co.	3,862,983	70,654
	United Technologies Corp.	318,894	25,103
	Caterpillar Inc.	227,791	21,335
	3M Co.	244,820	21,128
	United Parcel Service Inc.
	Class B	262,026	19,018
	Union Pacific Corp.	179,837	16,664
	Boeing Co.	251,175	16,392
	Emerson Electric Co.	271,897	15,544
	Honeywell International Inc.	265,094	14,092
	Deere & Co.	153,260	12,728
	FedEx Corp.	107,950	10,040
	Danaher Corp.	200,314	9,449
	CSX Corp.	137,066	8,856
	Norfolk Southern Corp.	133,076	8,360
	General Dynamics Corp.	116,778	8,287
	Illinois Tool Works Inc.	154,527	8,252
	Lockheed Martin Corp.	111,303	7,781
	Cummins Inc.	68,234	7,506
	Tyco International Ltd.	179,749	7,449
	Precision Castparts Corp.	51,427	7,159
	PACCAR Inc.	118,456	6,802
	Northrop Grumman Corp.	100,942	6,539
	Raytheon Co.	135,124	6,262
	Waste Management Inc.	163,857	6,041
	Eaton Corp.	57,553	5,842
	Ingersoll-Rand plc	116,632	5,492
	Parker Hannifin Corp.	58,260	5,028
	CH Robinson Worldwide Inc.	59,957	4,808
	Fluor Corp.	64,567	4,278

			Market
			Value
		Shares	($000)
	Expeditors International of
	Washington Inc.	76,610	4,183
	Republic Services Inc.
	Class A	138,340	4,131
	Goodrich Corp.	45,297	3,989
	Dover Corp.	67,451	3,943
	Rockwell Automation Inc.	51,281	3,677
*	Delta Air Lines Inc.	284,410	3,584
	Cooper Industries plc	60,264	3,513
	Southwest Airlines Co.	268,964	3,491
	Rockwell Collins Inc.	56,812	3,310
	ITT Corp.	62,978	3,282
	Joy Global Inc.	37,375	3,242
	WW Grainger Inc.	21,823	3,014
	L-3 Communications
	Holdings Inc.	41,251	2,908
	Fastenal Co.	47,832	2,866
*	United Continental
	Holdings Inc.	113,834	2,712
	Roper Industries Inc.	34,026	2,601
	Bucyrus International Inc.
	Class A	27,812	2,486
	Flowserve Corp.	20,211	2,410
*	Stericycle Inc.	29,336	2,374
	Textron Inc.	99,203	2,345
	AMETEK Inc.	57,585	2,260
	Pall Corp.	42,182	2,091
*	Jacobs Engineering
	Group Inc.	45,432	2,083
	Manpower Inc.	29,696	1,864
	Pitney Bowes Inc.	74,759	1,808
*	Kansas City Southern	36,891	1,766
	KBR Inc.	56,446	1,720
*	AGCO Corp.	33,644	1,704
	Masco Corp.	129,974	1,646
	Iron Mountain Inc.	65,569	1,640
	Equifax Inc.	45,178	1,608
*	Foster Wheeler AG	46,127	1,592
	Robert Half International Inc.	50,628	1,549
	Donaldson Co. Inc.	26,255	1,530
	Avery Dennison Corp.	35,805	1,516
*	Quanta Services Inc.	75,865	1,511
	Dun & Bradstreet Corp.	18,063	1,483
	Timken Co.	29,727	1,419
*	Verisk Analytics Inc. Class A	40,834	1,392
	Cintas Corp.	49,497	1,384
	JB Hunt Transport
	Services Inc.	33,379	1,362
*	Navistar International Corp.	23,172	1,342
	Pentair Inc.	35,744	1,305
*	Owens Corning	41,831	1,303
	RR Donnelley & Sons Co.	74,411	1,300
	SPX Corp.	18,045	1,290
*	URS Corp.	30,294	1,261
*	Terex Corp.	39,377	1,222

63

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	IHS Inc. Class A	15,006	1,206
*	Hertz Global Holdings Inc.	82,141	1,190
*	Babcock & Wilcox Co.	41,966	1,074
	MSC Industrial Direct Co.
	Class A	16,192	1,047
*	Shaw Group Inc.	30,388	1,040
	Ryder System Inc.	18,937	997
	Towers Watson & Co.
	Class A	18,610	969
*	Copart Inc.	25,846	965
*	Aecom Technology Corp.	33,381	934
*	Alliant Techsystems Inc.	11,961	890
	Harsco Corp.	29,107	824
	Covanta Holding Corp.	47,608	818
*	Spirit Aerosystems
	Holdings Inc. Class A	38,894	809
*	Sensata Technologies
	Holding NV	22,013	663
*	FTI Consulting Inc.	16,795	626
			488,953
Information Technology (18.6%)
*	Apple Inc.	330,070	106,467
	Microsoft Corp.	2,814,003	78,567
	International Business
	Machines Corp.	455,801	66,893
*	Google Inc. Class A	89,083	52,913
	Oracle Corp.	1,452,942	45,477
	Intel Corp.	2,011,754	42,307
*	Cisco Systems Inc.	2,063,634	41,747
	Hewlett-Packard Co.	843,539	35,513
	QUALCOMM Inc.	579,974	28,703
*	EMC Corp.	742,042	16,993
	Texas Instruments Inc.	431,899	14,037
	Visa Inc. Class A	179,505	12,634
*	eBay Inc.	426,725	11,876
	Accenture plc Class A	230,272	11,166
	Corning Inc.	564,306	10,902
	Mastercard Inc. Class A	38,617	8,654
*	Dell Inc.	631,887	8,562
	Automatic Data
	Processing Inc.	177,684	8,223
*	Cognizant Technology
	Solutions Corp. Class A	108,815	7,975
*	Yahoo! Inc.	462,760	7,696
*	Motorola Inc.	800,989	7,265
*	NetApp Inc.	128,898	7,084
	Broadcom Corp. Class A	161,915	7,051
*	Juniper Networks Inc.	187,730	6,931
	Applied Materials Inc.	485,200	6,817
*	Adobe Systems Inc.	189,785	5,842
	Xerox Corp.	499,716	5,757
	Tyco Electronics Ltd.	161,542	5,719
*	Salesforce.com Inc.	41,865	5,526
*	Intuit Inc.	107,793	5,314

			Market
			Value
		Shares	($000)
*	Symantec Corp.	285,167	4,774
*	Citrix Systems Inc.	67,586	4,624
	Western Union Co.	238,590	4,431
*	SanDisk Corp.	84,156	4,196
	Analog Devices Inc.	107,729	4,058
	Altera Corp.	110,989	3,949
*	F5 Networks Inc.	29,087	3,786
*	Marvell Technology
	Group Ltd.	199,190	3,695
	CA Inc.	149,192	3,646
	Paychex Inc.	117,563	3,634
	Amphenol Corp. Class A	62,742	3,312
*	NVIDIA Corp.	207,422	3,194
*	Fiserv Inc.	54,290	3,179
*	Autodesk Inc.	82,153	3,138
*	Red Hat Inc.	68,293	3,118
*	Akamai Technologies Inc.	65,599	3,086
*	BMC Software Inc.	64,552	3,043
*	Western Digital Corp.	82,873	2,809
	Linear Technology Corp.	80,883	2,798
	Computer Sciences Corp.	55,842	2,770
	Xilinx Inc.	93,534	2,711
*,^	First Solar Inc.	20,038	2,608
*	Micron Technology Inc.	322,531	2,587
*	Seagate Technology plc	170,548	2,563
	Maxim Integrated
	Products Inc.	107,816	2,547
*	McAfee Inc.	54,927	2,544
	Fidelity National Information
	Services Inc.	91,757	2,513
*	Teradata Corp.	60,492	2,490
	Activision Blizzard Inc.	199,150	2,477
*	Cree Inc.	36,991	2,437
	KLA-Tencor Corp.	60,653	2,344
*	VMware Inc. Class A	26,288	2,337
*	Lam Research Corp.	44,865	2,323
*	Rovi Corp.	37,184	2,306
	Microchip Technology Inc.	66,966	2,291
*	Flextronics
	International Ltd.	283,901	2,229
*	SAIC Inc.	137,318	2,178
	Harris Corp.	46,677	2,114
*	Atmel Corp.	166,850	2,056
	VeriSign Inc.	62,890	2,055
*	Electronic Arts Inc.	119,405	1,956
*	Skyworks Solutions Inc.	64,580	1,849
*	Avnet Inc.	54,627	1,804
*	Trimble Navigation Ltd.	43,094	1,721
*	ANSYS Inc.	32,746	1,705
*	Advanced Micro
	Devices Inc.	207,392	1,696
*	FLIR Systems Inc.	56,915	1,693
*	Nuance
	Communications Inc.	85,121	1,548
*	ON Semiconductor Corp.	155,494	1,536

64

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Factset Research
	Systems Inc.	15,953	1,496
*	Arrow Electronics Inc.	42,554	1,457
*	Synopsys Inc.	53,296	1,434
	Jabil Circuit Inc.	70,524	1,417
*	LSI Corp.	232,072	1,390
	Avago Technologies Ltd.	47,779	1,360
*	Alliance Data Systems Corp.	19,067	1,354
*	Equinix Inc.	16,531	1,343
	Global Payments Inc.	28,823	1,332
*	Dolby Laboratories Inc.
	Class A	19,086	1,273
	National
	Semiconductor Corp.	86,930	1,196
*	Ingram Micro Inc.	56,581	1,080
*	Novellus Systems Inc.	33,219	1,074
	Broadridge Financial
	Solutions Inc.	45,721	1,003
	Lender Processing
	Services Inc.	33,649	993
*	Lexmark International Inc.
	Class A	28,369	988
*	IAC/InterActiveCorp	33,119	951
	Total System Services Inc.	60,560	931
*	MEMC Electronic
	Materials Inc.	82,162	925
*	AOL Inc.	38,641	916
	Tellabs Inc.	130,446	884
*	Brocade Communications
	Systems Inc.	160,017	846
	DST Systems Inc.	13,453	597
*	Genpact Ltd.	35,689	542
	Molex Inc.	22,688	515
	Molex Inc. Class A	26,899	508
			842,874
Materials (4.0%)
	Freeport-McMoRan
	Copper & Gold Inc.	170,016	20,417
	EI du Pont de
	Nemours & Co.	327,525	16,337
	Dow Chemical Co.	419,105	14,308
	Monsanto Co.	195,288	13,600
	Newmont Mining Corp.	177,954	10,932
	Praxair Inc.	110,710	10,569
	Air Products &
	Chemicals Inc.	76,761	6,981
	Alcoa Inc.	368,918	5,678
	PPG Industries Inc.	59,699	5,019
	Nucor Corp.	114,022	4,996
	Mosaic Co.	56,351	4,303
	Ecolab Inc.	84,314	4,251
	International Paper Co.	149,999	4,086
	Cliffs Natural Resources Inc.	48,941	3,818
	CF Industries Holdings Inc.	25,705	3,474
	United States Steel Corp.	51,731	3,022

			Market
			Value
		Shares	($000)
	Sigma-Aldrich Corp.	43,849	2,919
	Sherwin-Williams Co.	33,428	2,800
	Lubrizol Corp.	24,378	2,605
	Walter Energy Inc.	19,075	2,439
	Celanese Corp. Class A	56,255	2,316
	Eastman Chemical Co.	26,147	2,198
	Ball Corp.	31,430	2,139
	Vulcan Materials Co.	46,411	2,059
	FMC Corp.	24,923	1,991
*	Crown Holdings Inc.	58,543	1,954
*	Owens-Illinois Inc.	59,115	1,815
	Airgas Inc.	28,771	1,797
	Allegheny Technologies Inc.	32,077	1,770
	Albemarle Corp.	29,655	1,654
	MeadWestvaco Corp.	61,760	1,616
	International Flavors &
	Fragrances Inc.	28,788	1,600
	Nalco Holding Co.	50,015	1,597
	Martin Marietta Materials Inc.	16,488	1,521
	Sealed Air Corp.	57,725	1,469
	Ashland Inc.	27,029	1,375
	Steel Dynamics Inc.	74,657	1,366
	Reliance Steel &
	Aluminum Co.	25,514	1,304
	Bemis Co. Inc.	39,398	1,287
	Sonoco Products Co.	36,269	1,221
	Valspar Corp.	34,247	1,181
	Scotts Miracle-Gro Co.
	Class A	16,932	860
*	Titanium Metals Corp.	32,438	557
	Greif Inc. Class A	8,966	555
			179,756
Telecommunication Services (3.0%)
	AT&T Inc.	2,135,080	62,729
	Verizon
	Communications Inc.	1,021,300	36,542
*	American Tower Corp.
	Class A	144,816	7,478
	CenturyLink Inc.	108,900	5,028
*	Crown Castle
	International Corp.	104,867	4,596
*	Sprint Nextel Corp.	1,065,667	4,508
	Qwest Communications
	International Inc.	565,495	4,303
	Frontier
	Communications Corp.	358,465	3,488
*	NII Holdings Inc.	60,863	2,718
	Windstream Corp.	174,650	2,435
*	SBA Communications Corp.
	Class A	39,307	1,609
*	MetroPCS
	Communications Inc.	89,339	1,128
	Telephone & Data
	Systems Inc.	18,141	663

65

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Telephone &
	Data Systems Inc. -
	Special Common Shares	15,981	504
*	United States Cellular Corp.	6,702	335
*	Clearwire Corp. Class A	52,607	271
			138,335
Utilities (3.4%)
	Southern Co.	300,220	11,477
	Exelon Corp.	238,870	9,947
	Dominion Resources Inc.	212,873	9,094
	Duke Energy Corp.	476,123	8,480
	NextEra Energy Inc.	142,623	7,415
	PG&E Corp.	141,169	6,753
	American Electric Power
	Co. Inc.	173,089	6,228
	Public Service Enterprise
	Group Inc.	182,828	5,816
	Consolidated Edison Inc.	102,129	5,063
	Entergy Corp.	67,547	4,784
	Progress Energy Inc.	105,698	4,596
	PPL Corp.	174,463	4,592
	Sempra Energy	85,026	4,462
	Edison International	111,823	4,316
	FirstEnergy Corp.	110,173	4,079
	Xcel Energy Inc.	166,078	3,911
*	AES Corp.	243,243	2,963
	DTE Energy Co.	61,043	2,766
	Wisconsin Energy Corp.	42,137	2,480
	Ameren Corp.	86,493	2,438
	CenterPoint Energy Inc.	144,268	2,268
	Constellation Energy
	Group Inc.	69,360	2,124
	Northeast Utilities	63,756	2,033
	Oneok Inc.	36,533	2,026
*	NRG Energy Inc.	91,485	1,788
	NiSource Inc.	100,155	1,765
	SCANA Corp.	43,269	1,757
*	Calpine Corp.	128,534	1,715
	National Fuel Gas Co.	25,220	1,655
	Pinnacle West Capital Corp.	39,320	1,630
	OGE Energy Corp.	35,163	1,601
	American Water Works
	Co. Inc.	63,237	1,599
	NSTAR	37,400	1,578
	CMS Energy Corp.	83,210	1,548
	Pepco Holdings Inc.	81,014	1,478
	Allegheny Energy Inc.	60,988	1,478

			Market
			Value
		Shares	($000)
	Alliant Energy Corp.	40,060	1,473
	Integrys Energy Group Inc.	27,929	1,355
	MDU Resources Group Inc.	64,686	1,311
	TECO Energy Inc.	73,630	1,311
	UGI Corp.	39,695	1,254
	NV Energy Inc.	84,977	1,194
	Energen Corp.	24,701	1,192
	Aqua America Inc.	49,646	1,116
	DPL Inc.	43,035	1,106
	AGL Resources Inc.	28,126	1,008
			152,023
Total Common Stocks
(Cost $4,028,587)			4,513,429
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
2,3	Vanguard Market
	Liquidity Fund,
	0.211%	16,131,270	16,131

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae
	Discount Notes,
	0.280%, 2/14/11	100	100
4,5	Freddie Mac
	Discount Notes,
	0.250%, 3/21/11	300	300
4,5	Freddie Mac
	Discount Notes,
	0.281%, 6/21/11	350	350
			750
Total Temporary Cash Investments
(Cost $16,881)			16,881
Total Investments (100.2%)
(Cost $4,045,468)			4,530,310
Other Assets and Liabilities (-0.2%)
Other Assets			8,239
Liabilities[3]			(18,654)
			(10,415)
Net Assets (100%)			4,519,895

66

Large-Cap Index Fund

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	4,259,256
Overdistributed Net Investment Income	(4,394)
Accumulated Net Realized Losses	(219,919)
Unrealized Appreciation (Depreciation)
Investment Securities	484,842
Futures Contracts	110
Net Assets	4,519,895

Investor Shares—Net Assets
Applicable to 13,197,942 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	306,865
Net Asset Value Per Share—
Investor Shares	$23.25

Admiral Shares—Net Assets
Applicable to 23,994,428 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	697,566
Net Asset Value Per Share—
Admiral Shares	$29.07

Amount
($000)
Signal Shares—Net Assets
Applicable to 15,043,997 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	381,451
Net Asset Value Per Share—
Signal Shares	$25.36

Institutional Shares—Net Assets
Applicable to 2,308,477 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	276,203
Net Asset Value Per Share—
Institutional Shares	$119.65

ETF Shares—Net Assets
Applicable to 49,648,106 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,857,810
Net Asset Value Per Share—
ETF Shares	$57.56

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,698,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $4,850,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $650,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

67

Large-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	80,711
Interest[1]	16
Security Lending	274
Total Income	81,001
Expenses
The Vanguard Group—Note B
Investment Advisory Services	291
Management and Administrative—Investor Shares	981
Management and Administrative—Admiral Shares	354
Management and Administrative—Signal Shares	253
Management and Administrative—Institutional Shares	92
Management and Administrative—ETF Shares	1,789
Marketing and Distribution—Investor Shares	141
Marketing and Distribution—Admiral Shares	67
Marketing and Distribution—Signal Shares	82
Marketing and Distribution—Institutional Shares	77
Marketing and Distribution—ETF Shares	749
Custodian Fees	144
Auditing Fees	30
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	216
Trustees’ Fees and Expenses	6
Total Expenses	5,300
Net Investment Income	75,701
Realized Net Gain (Loss)
Investment Securities Sold	5,565
Futures Contracts	801
Realized Net Gain (Loss)	6,366
Change in Unrealized Appreciation (Depreciation)
Investment Securities	527,528
Futures Contracts	69
Change in Unrealized Appreciation (Depreciation)	527,597
Net Increase (Decrease) in Net Assets Resulting from Operations	609,664

1 Interest income from an affiliated company of the fund was $12,000.
See accompanying Notes, which are an integral part of the Financial Statements.

68

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,701	77,095
Realized Net Gain (Loss)	6,366	(41,748)
Change in Unrealized Appreciation (Depreciation)	527,597	840,037
Net Increase (Decrease) in Net Assets Resulting from Operations	609,664	875,384
Distributions
Net Investment Income
Investor Shares	(7,845)	(8,831)
Admiral Shares	(8,587)	(6,580)
Signal Shares	(6,266)	(4,595)
Institutional Shares	(4,906)	(6,135)
ETF Shares	(50,505)	(53,549)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(78,109)	(79,690)
Capital Share Transactions
Investor Shares	(195,407)	(17,470)
Admiral Shares	309,402	11,594
Signal Shares	90,487	96,504
Institutional Shares	(63,720)	37,805
ETF Shares	30,284	(3,836)
Net Increase (Decrease) from Capital Share Transactions	171,046	124,597
Total Increase (Decrease)	702,601	920,291
Net Assets
Beginning of Period	3,817,294	2,897,003
End of Period[1]	4,519,895	3,817,294
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,394,000) and ($1,986,000).

See accompanying Notes, which are an integral part of the Financial Statements.

69

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.47	$16.41	$26.59	$25.42	$22.38
Investment Operations
Net Investment Income	.372	.387	.416	.426	.393
Net Realized and Unrealized Gain (Loss)
on Investments	2.791	4.075	(10.191)	1.171	3.044
Total from Investment Operations	3.163	4.462	(9.775)	1.597	3.437
Distributions
Dividends from Net Investment Income	(.383)	(.402)	(.405)	(.427)	(.397)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.383)	(.402)	(.405)	(.427)	(.397)
Net Asset Value, End of Period	$23.25	$20.47	$16.41	$26.59	$25.42

Total Return[1]	15.63%	27.60%	-37.08%	6.29%	15.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$307	$448	$376	$346	$211
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.21%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.78%	2.24%	2.12%	1.69%	1.74%
Portfolio Turnover Rate[2]	8%	8%	9%	8%	9%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Large-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$25.59	$20.51	$33.25	$31.78	$27.98
Investment Operations
Net Investment Income	.503	.516	.547	.570	.514
Net Realized and Unrealized Gain (Loss)
on Investments	3.495	5.097	(12.750)	1.470	3.806
Total from Investment Operations	3.998	5.613	(12.203)	2.040	4.320
Distributions
Dividends from Net Investment Income	(.518)	(.533)	(.537)	(.570)	(.520)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.518)	(.533)	(.537)	(.570)	(.520)
Net Asset Value, End of Period	$29.07	$25.59	$20.51	$33.25	$31.78

Total Return	15.81%	27.80%	-37.05%	6.43%	15.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$698	$328	$254	$220	$164
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.10%	0.08%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.38%	2.23%	1.81%	1.82%
Portfolio Turnover Rate[1]	8%	8%	9%	8%	9%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Large-Cap Index Fund

Financial Highlights

Signal Shares
				Aug. 30,
				2007[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$22.32	$17.89	$29.00	$28.74
Investment Operations
Net Investment Income	.440	.451	.481	.173
Net Realized and Unrealized Gain (Loss) on Investments	3.052	4.446	(11.121)	.361
Total from Investment Operations	3.492	4.897	(10.640)	.534
Distributions
Dividends from Net Investment Income	(.452)	(.467)	(.470)	(.274)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.452)	(.467)	(.470)	(.274)
Net Asset Value, End of Period	$25.36	$22.32	$17.89	$29.00

Total Return	15.83%	27.81%	-37.03%	1.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$381	$247	$102	$39
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.10%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.92%	2.38%	2.23%	1.81%[2]
Portfolio Turnover Rate[3]	8%	8%	9%	8%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

72

Large-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$105.33	$84.43	$136.82	$130.78	$115.14
Investment Operations
Net Investment Income	2.111	2.160	2.283	2.344	2.151
Net Realized and Unrealized Gain (Loss)
on Investments	14.383	20.973	(52.440)	6.047	15.660
Total from Investment Operations	16.494	23.133	(50.157)	8.391	17.811
Distributions
Dividends from Net Investment Income	(2.174)	(2.233)	(2.233)	(2.351)	(2.171)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.174)	(2.233)	(2.233)	(2.351)	(2.171)
Net Asset Value, End of Period	$119.65	$105.33	$84.43	$136.82	$130.78

Total Return	15.85%	27.84%	-37.01%	6.42%	15.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$276	$306	$207	$103	$79
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.42%	2.26%	1.81%	1.86%
Portfolio Turnover Rate[1]	8%	8%	9%	8%	9%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Large-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$50.67	$40.61	$65.83	$62.92	$55.40
Investment Operations
Net Investment Income	.996	1.022	1.098	1.136	1.044
Net Realized and Unrealized Gain (Loss)
on Investments	6.920	10.095	(25.243)	2.912	7.529
Total from Investment Operations	7.916	11.117	(24.145)	4.048	8.573
Distributions
Dividends from Net Investment Income	(1.026)	(1.057)	(1.075)	(1.138)	(1.053)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.026)	(1.057)	(1.075)	(1.138)	(1.053)
Net Asset Value, End of Period	$57.56	$50.67	$40.61	$65.83	$62.92

Total Return	15.81%	27.80%	-37.02%	6.44%	15.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,858	$2,489	$1,957	$1,162	$587
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.38%	2.26%	1.82%	1.87%
Portfolio Turnover Rate[1]	8%	8%	9%	8%	9%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

74

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

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Large-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $739,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

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Large-Cap Index Fund

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,513,429	—	—
Temporary Cash Investments	16,131	750	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	4,529,552	750	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2011	20	6,265	110

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $33,838,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $394,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $201,206,000 to offset future net capital gains of $11,000 through December 31, 2013, $463,000 through December 31, 2014, $1,570,000 through December 31, 2015, $48,005,000 through December 31, 2016, $117,390,000 through December 31, 2017, and $33,767,000 through December 31, 2018.

At December 31, 2010, the cost of investment securities for tax purposes was $4,064,071,000. Net unrealized appreciation of investment securities for tax purposes was $466,239,000, consisting of unrealized gains of $728,337,000 on securities that had risen in value since their purchase and $262,098,000 in unrealized losses on securities that had fallen in value since their purchase.

77

Large-Cap Index Fund

F. During the year ended December 31, 2010, the fund purchased $582,562,000 of investment securities and sold $410,919,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	212,649	10,107	212,151	12,664
Issued in Lieu of Cash Distributions	7,274	344	7,884	446
Redeemed	(415,330)	(19,133)	(237,505)	(14,175)
Net Increase (Decrease)—Investor Shares	(195,407)	(8,682)	(17,470)	(1,065)
Admiral Shares
Issued	397,481	14,514	132,003	6,333
Issued in Lieu of Cash Distributions	7,231	266	5,459	246
Redeemed	(95,310)	(3,594)	(125,868)	(6,164)
Net Increase (Decrease)—Admiral Shares	309,402	11,186	11,594	415
Signal Shares
Issued	159,203	6,977	166,455	8,851
Issued in Lieu of Cash Distributions	4,385	187	3,330	169
Redeemed	(73,101)	(3,165)	(73,281)	(3,666)
Net Increase (Decrease)—Signal Shares	90,487	3,999	96,504	5,354
Institutional Shares
Issued	60,095	560	87,330	999
Issued in Lieu of Cash Distributions	4,210	38	5,678	62
Redeemed	(128,025)	(1,194)	(55,203)	(610)
Net Increase (Decrease)—Institutional Shares	(63,720)	(596)	37,805	451
ETF Shares
Issued	138,340	2,628	345,480	8,726
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(108,056)	(2,100)	(349,316)	(7,800)
Net Increase (Decrease)—ETF Shares	30,284	528	(3,836)	926

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

78

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2011

79

Special 2010 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Growth	207,582
Value	318,593
Large-Cap	78,109

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Growth	100.0%
Value	98.4
Large-Cap	98.0

80

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Large-Capitalization Portfolios
Periods Ended December 31, 2010
	One	Five	Ten
	Year	Years	Years
Growth Index Fund Investor Shares
Returns Before Taxes	16.96%	3.83%	1.30%
Returns After Taxes on Distributions	16.76	3.67	1.11
Returns After Taxes on Distributions and Sale of Fund Shares	11.24	3.26	1.04

	One	Five	Ten
	Year	Years	Years
Value Index Fund Investor Shares
Returns Before Taxes	14.28%	1.36%	1.99%
Returns After Taxes on Distributions	13.88	0.94	1.41
Returns After Taxes on Distributions and Sale of Fund Shares	9.76	1.14	1.52

			Since
	One	Five	Inception
	Year	Years	(1/30/2004)
Large-Cap Index Fund Investor Shares
Returns Before Taxes	15.63%	2.64%	4.09%
Returns After Taxes on Distributions	15.32	2.36	3.80
Returns After Taxes on Distributions and Sale of Fund Shares	10.52	2.23	3.50

81

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

82

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,269.94	$1.49
Admiral Shares	1,000.00	1,270.79	0.69
Signal Shares	1,000.00	1,270.65	0.69
Institutional Shares	1,000.00	1,271.13	0.46
ETF Shares	1,000.00	1,270.70	0.69
Value Index Fund
Investor Shares	$1,000.00	$1,208.63	$1.45
Admiral Shares	1,000.00	1,209.48	0.67
Signal Shares	1,000.00	1,209.15	0.67
Institutional Shares	1,000.00	1,209.09	0.45
ETF Shares	1,000.00	1,209.17	0.67
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,239.00	$1.47
Admiral Shares	1,000.00	1,239.56	0.68
Signal Shares	1,000.00	1,239.93	0.68
Institutional Shares	1,000.00	1,239.93	0.45
ETF Shares	1,000.00	1,239.65	0.68

83

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2010	12/31/2010	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.60	0.61
Value Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.60	0.61
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.60	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Value Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; and for the Large-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

84

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

85

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

86

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03070 022011

Vanguard Total Stock Market
Index Fund Annual Report

December 31, 2010

> Vanguard Total Stock Market Index Fund closely tracked the 17.28% return of its benchmark index in 2010.

> Consumer discretionary and industrial stocks, two sectors that are keenly sensitive to the rhythms of the business cycle, posted especially strong returns.

> The fund outpaced the average returns of its peer group, which consists largely of actively managed funds, over the past year and the past decade.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
Your Fund’s After-Tax Returns.	29
About Your Fund’s Expenses.	30
Glossary.	32

Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	17.09%
Admiral™ Shares	17.26
Signal® Shares	17.23
Institutional Shares	17.23
ETF Shares
Market Price	17.28
Net Asset Value	17.26
MSCI US Broad Market Index	17.28
Multi-Cap Core Funds Average	15.55
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2009 , Through December 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$27.45	$31.56	$0.530	$0.000
Admiral Shares	27.45	31.57	0.561	0.000
Signal Shares	26.50	30.47	0.542	0.000
Institutional Shares	27.46	31.57	0.565	0.000
ETF Shares	56.39	64.86	1.148	0.000

1

Chairman’s Letter

Dear Shareholder,

The first half of 2010 was marked by uncertainty about the strength of the global economic recovery and the sovereign debt crisis in Europe. As evidence of a solid economic rebound mounted, and as plans to aid struggling countries in Europe materialized, the market posted robust gains in the second half of the year.

Vanguard Total Stock Market Index Fund, which holds a blend of growth and value stocks of all market capitalizations, closely tracked the performance of its benchmark, the MSCI US Broad Market Index, which posted a 17.28% gain for the year. The average return of the fund’s peer group was 15.55%.

A broad market index fund can be a tax-efficient stock market investment. Despite its strong return, Vanguard Total Stock Market Index Fund distributed no capital gains in 2010. If you hold the fund in a taxable account, you may wish to review the after-tax returns that appear later in this report.

Please note that on October 6, Vanguard broadened the availability of our lower-cost Admiral Shares. We reduced the minimum investment requirement for these shares to $10,000 in most of our broad-market index funds, down from $100,000. The change is part of our ongoing efforts to lower the cost of investing for our clients.

2

Stocks rallied as the forecast seemed to brighten
After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return more than 17%. Small- and mid-capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets. Emerging markets were the best performers. Asia’s developed markets performed weakly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

The fixed income market reprised a familiar theme
Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced off

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

3

summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Fed held its target for short-term interest rates near 0%, keeping the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

Most market sectors displayed signs of strength during the year
Vanguard Total Stock Market Index Fund, designed to track the performance of the broad U.S. market, was bolstered by an apparent acceleration of the U.S. economic recovery. As fears faded that the U.S. would slip back into recession, and as the prospects for an uptick in consumer spending and in business investment brightened, the market enjoyed a strong rally.

Gains were broad-based, with all but the health care and utilities sectors posting double-digit returns. Consumer discretionary and industrial stocks turned in the best performances.

Consumer discretionary stocks gained more than 30% for the period. The economic recovery and a rebound in advertising helped power strong performance by media stocks. And with consumer spending showing signs of improvement, restaurants and hotels, resorts, and cruise lines posted major gains.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Total Stock Market Index Fund	0.18%	0.07%	0.07%	0.06%	0.07%	1.20%

The fund expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the fund’s expense ratios were: 0.17% for Investor Shares, 0.06% for Admiral Shares, 0.06% for Signal Shares, 0.05% for Institutional Shares, and 0.06% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Multi-Cap Core Funds.

4

Stocks in the industrial sector were close behind, returning 27%. Machinery stocks, which were hit hard in the recession, continued to benefit from the ongoing U.S. recovery. Shares of companies that make and sell construction and farm machinery and heavy trucks saw outsized returns, a consequence, perhaps, of the global boom in prices of agricultural products. Energy and materials stocks, two sectors with an industrial flavor, also delivered impressive gains.

Financial stocks rose as banks, brokerages, and insurance companies continued to put some distance between the financial crisis and their financial statements. Insurance stocks, in particular, saw healthy returns. And despite a high number of bank failures during the year, commercial banks overall posted good returns as credit quality for most of the group continued to show gradual improvement.

The utilities and health care sectors produced more pedestrian returns. A variety of company-specific concerns weighed on the big pharmaceutical companies and medical-equipment makers, while the sluggish economic expansion left power producers with idle capacity.

Over the last ten years the Total Stock Market Index Fund’s Investor Shares have produced an average annual return of 2.45%. That is in line with the benchmark return over the period and nearly one

Total Returns
Ten Years Ended December 31, 2010
Average
Annual Return
Total Stock Market Index Fund Investor Shares	2.45%
Spliced Total Stock Market Index	2.56
Multi-Cap Core Funds Average	1.63

Spliced Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

percentage point higher than the average for its peer group of funds, many of which are actively managed.

Tight index tracking is the definition of success for an index fund manager. The goal is simple, but the task can be challenging, especially during episodes of extreme volatility, such as the bursting of the tech stock bubble early in the decade and the global financial crisis near the end. The fund’s success in tracking its index is a testament to the expertise of the fund’s advisor, Vanguard Quantitative Equity Group. Drawing on more than 30 years of experience, this group of professionals uses well-honed portfolio construction and trading methodologies that have allowed Vanguard to provide effective index-tracking fund management regardless of the market’s volatility or direction. The fund has also benefited from its low costs, which close the gap between index results and your results.

A tough decade demands perspective from investors
Although investors may be less than enthusiastic about the returns of the Total Stock Market Index Fund and other equity funds over the last ten years, it is critical to put those returns in perspective. This decade was among the worst in U.S. stock market history. Investors who are willing to weather these sometimes long-lasting storms can keep themselves in position to earn better returns when the stock market recovers, as it has over the past two years.

A key to waiting out the storm is to resist impulses such as the often counterproductive urge to flee when markets turn rough. Balance and diversification, which can blunt the impact of downturns, are useful allies in this struggle. That is why Vanguard counsels investors to build a diversified portfolio of stock, bond, and money market investments tailored to their risk tolerance and time horizon in order to be best positioned to prosper, regardless of the market’s short-term gyrations. Vanguard Total Stock Market Index Fund, with its broad mandate and low cost, can be a useful core element in such a portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2011

6

Total Stock Market Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VTSMX	VTSAX	VTSSX	VITSX	VTI
Expense Ratio1	0.18%	0.07%	0.07%	0.06%	0.07%
30-Day SEC Yield	1.38%	1.50%	1.50%	1.51%	1.50%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,389	3,490
Median Market Cap	$29.7B	$29.7B
Price/Earnings Ratio	18.1x	18.1x
Price/Book Ratio	2.2x	2.2x
Return on Equity	18.8%	18.7%
Earnings Growth Rate	6.2%	6.2%
Dividend Yield	1.7%	1.7%
Foreign Holdings	0.0%	0.0%
Turnover Rate	5%	—
Short-Term Reserves	0.0%	—

Volatility Measures
MSCI US
Broad Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.6%
Apple Inc.	Computer
	Hardware	2.1
Microsoft Corp.	Systems Software	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
International Business	IT Consulting &
Machines Corp.	Other Services	1.3
Chevron Corp.	Integrated Oil &
	Gas	1.3
Procter & Gamble Co.	Household
	Products	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Johnson & Johnson	Pharmaceuticals	1.2
JPMorgan Chase & Co.	Diversified Financial
	Services	1.2
Top Ten		15.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.17% for Investor Shares, 0.06% for Admiral Shares, 0.06% for Signal Shares, 0.05% for Institutional Shares, and 0.06% for ETF Shares.

7

Total Stock Market Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	11.5%	11.5%
Consumer Staples	9.1	9.1
Energy	11.3	11.3
Financials	16.3	16.3
Health Care	11.2	11.2
Industrials	11.5	11.5
Information Technology	18.7	18.7
Materials	4.2	4.2
Telecommunication
Services	2.8	2.8
Utilities	3.4	3.4

Investment Focus

8

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
Investor Shares	17.09%	2.94%	2.45%	$12,744
– – – – Spliced Total Stock Market Index	17.28	3.04	2.56	12,873
Multi-Cap Core Funds Average	15.55	2.14	1.63	11,759

Spliced Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
Admiral Shares	17.26%	3.05%	2.54%	$12,849
Spliced Total Stock Market Index	17.28	3.04	2.56	12,873

See Financial Highlights for dividend and capital gains information.

9

Total Stock Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/1/2006)	Investment
Total Stock Market Index Fund
Signal Shares	17.23%	2.11%	$10,945
MSCI US Broad Market Index	17.28	2.10	10,941
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standard.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
Institutional Shares	17.23%	3.07%	2.57%	$6,446,035
Spliced Total Stock Market Index	17.28	3.04	2.56	6,436,328

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(5/24/2001)	Investment
Total Stock Market Index Fund
ETF Shares Net Asset Value	17.26%	3.05%	2.78%	$13,010
Spliced Total Stock Market Index	17.28	3.04	2.80	13,035
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: May 24, 2001, Through December 31, 2010
			Since
	One	Five	Inception
	Year	Years	(5/24/2001)
Total Stock Market Index Fund
ETF Shares Market Price	17.28%	16.30%	30.17%
Total Stock Market Index Fund
ETF Shares Net Asset Value	17.26	16.23	30.10
Spliced Total Stock Market Index	17.28	16.17	30.35
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

10

Total Stock Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

11

Total Stock Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	11,225,994	861,707	0.6%
Walt Disney Co.	19,163,740	718,832	0.5%
* Amazon.com Inc.	3,778,648	680,157	0.4%
Home Depot Inc.	17,723,306	621,379	0.4%
Comcast Corp. Class A	25,077,409	550,951	0.4%
* Ford Motor Co.	31,975,185	536,863	0.4%
Consumer Discretionary—Other †		13,285,931	8.8%
		17,255,820	11.5%
Consumer Staples
Procter & Gamble Co.	29,931,918	1,925,520	1.3%
Coca-Cola Co.	21,925,943	1,442,069	1.0%
Wal-Mart Stores Inc.	21,519,464	1,160,545	0.8%
Philip Morris International Inc.	19,332,844	1,131,551	0.7%
PepsiCo Inc.	16,779,844	1,096,227	0.7%
Kraft Foods Inc.	18,398,143	579,725	0.4%
Altria Group Inc.	21,979,710	541,140	0.4%
CVS Caremark Corp.	14,302,234	497,289	0.3%
Consumer Staples—Other †		5,334,879	3.5%
		13,708,945	9.1%
Energy
Exxon Mobil Corp.	53,712,947	3,927,491	2.6%
Chevron Corp.	21,209,399	1,935,358	1.3%
Schlumberger Ltd.	14,413,899	1,203,561	0.8%
ConocoPhillips	14,863,013	1,012,171	0.7%
Occidental Petroleum Corp.	8,566,076	840,332	0.5%
Energy—Other †		7,984,684	5.3%
		16,903,597	11.2%

12

Total Stock Market Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Financials
	JPMorgan Chase & Co.	41,827,829	1,774,336	1.2%
	Wells Fargo & Co.	52,446,811	1,625,327	1.1%
*	Citigroup Inc.	306,443,491	1,449,478	1.0%
	Bank of America Corp.	105,803,854	1,411,423	0.9%
	Goldman Sachs Group Inc.	5,177,573	870,661	0.6%
*	Berkshire Hathaway Inc. Class B	7,785,640	623,708	0.4%
	US Bancorp	20,220,570	545,349	0.4%
	American Express Co.	11,421,553	490,213	0.3%
	Financials—Other †		15,683,114	10.4%
			24,473,609	16.3%
Health Care
	Johnson & Johnson	29,056,092	1,797,119	1.2%
	Pfizer Inc.	84,795,299	1,484,766	1.0%
	Merck & Co. Inc.	32,422,657	1,168,513	0.8%
	Abbott Laboratories	16,280,003	779,975	0.5%
*	Amgen Inc.	10,108,959	554,982	0.3%
*,1	Matrixx Initiatives Inc.	505,277	4,275	0.0%
	Health Care—Other †		10,948,273	7.3%
			16,737,903	11.1%
Industrials
	General Electric Co.	112,779,731	2,062,741	1.4%
	United Technologies Corp.	9,308,980	732,803	0.5%
	Caterpillar Inc.	6,649,371	622,780	0.4%
	3M Co.	7,145,461	616,653	0.4%
	United Parcel Service Inc. Class B	7,646,821	555,006	0.4%
	Industrials—Other †		12,603,467	8.3%
			17,193,450	11.4%
Information Technology
*	Apple Inc.	9,637,108	3,108,546	2.1%
	Microsoft Corp.	82,156,540	2,293,811	1.5%
	International Business Machines Corp.	13,304,985	1,952,640	1.3%
*	Google Inc. Class A	2,599,875	1,544,248	1.0%
	Oracle Corp.	42,417,288	1,327,661	0.9%
	Intel Corp.	58,736,536	1,235,229	0.8%
*	Cisco Systems Inc.	60,245,714	1,218,771	0.8%
	Hewlett-Packard Co.	24,622,736	1,036,617	0.7%
	QUALCOMM Inc.	16,930,085	837,870	0.6%
*	EMC Corp.	21,658,896	495,989	0.3%
	Information Technology—Other †		12,910,432	8.6%
			27,961,814	18.6%
Materials
	Freeport-McMoRan Copper & Gold Inc.	4,961,905	595,875	0.4%
	Materials—Other †		5,751,979	3.8%
			6,347,854	4.2%
Telecommunication Services
	AT&T Inc.	62,333,712	1,831,365	1.2%
	Verizon Communications Inc.	29,813,847	1,066,739	0.7%
	Telecommunication Services—Other †		1,317,013	0.9%
			4,215,117	2.8%

Utilities †			5,064,451	3.4%
Total Common Stocks (Cost $134,126,170)			149,862,560	99.6%[2]

13

Total Stock Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
3,4 Vanguard Market Liquidity Fund 0.211%	1,122,830,000		1,122,830	0.7%

5U.S. Government and Agency Obligations †			69,969	0.1%
Total Temporary Cash Investments (Cost $1,192,797)			1,192,799	0.8%[2]
[6]Total Investments (Cost $135,318,967)			151,055,359	100.4%
Other Assets and Liabilities
Other Assets			362,864	0.2%
Liabilities[4]			(979,353)	(0.6%)
			(616,489)	(0.4%)
Net Assets			150,438,870	100.0%

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	137,668,791
Overdistributed Net Investment Income	(118,752)
Accumulated Net Realized Losses	(2,854,159)
Unrealized Appreciation (Depreciation)
Investment Securities	15,736,392
Futures Contracts	6,598
Net Assets	150,438,870

Investor Shares—Net Assets
Applicable to 1,776,199,526 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	56,062,515
Net Asset Value Per Share—Investor Shares	$31.56

14

Total Stock Market Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 1,494,777,436 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	47,190,165
Net Asset Value Per Share—Admiral Shares	$31.57

Signal Shares—Net Assets
Applicable to 179,549,416 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,470,847
Net Asset Value Per Share—Signal Shares	$30.47

Institutional Shares—Net Assets
Applicable to 753,307,644 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,784,949
Net Asset Value Per Share—Institutional Shares	$31.57

ETF Shares—Net Assets
Applicable to 276,468,622 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,930,394
Net Asset Value Per Share—ETF Shares	$64.86

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $581,675,000 of collateral received for securities on loan.
5 Securities with a value of $62,973,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $539,942,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends[1]	2,644,160
Interest[1]	1,035
Security Lending	38,218
Total Income	2,683,413
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,416
Management and Administrative—Investor Shares	84,422
Management and Administrative—Admiral Shares	10,927
Management and Administrative—Signal Shares	1,179
Management and Administrative—Institutional Shares	2,814
Management and Administrative—ETF Shares	3,409
Marketing and Distribution—Investor Shares	16,879
Marketing and Distribution—Admiral Shares	5,523
Marketing and Distribution—Signal Shares	1,378
Marketing and Distribution—Institutional Shares	5,122
Marketing and Distribution—ETF Shares	4,027
Custodian Fees	1,695
Auditing Fees	33
Shareholders’ Reports—Investor Shares	346
Shareholders’ Reports—Admiral Shares	61
Shareholders’ Reports—Signal Shares	16
Shareholders’ Reports—Institutional Shares	84
Shareholders’ Reports—ETF Shares	383
Trustees’ Fees and Expenses	201
Total Expenses	144,915
Net Investment Income	2,538,498
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,937,053
Futures Contracts	95,071
Realized Net Gain (Loss)	3,032,124
Change in Unrealized Appreciation (Depreciation)
Investment Securities	17,103,431
Futures Contracts	4,612
Change in Unrealized Appreciation (Depreciation)	17,108,043
Net Increase (Decrease) in Net Assets Resulting from Operations	22,678,665

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $943,000, and $35,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,538,498	2,175,575
Realized Net Gain (Loss)	3,032,124	2,308,726
Change in Unrealized Appreciation (Depreciation)	17,108,043	21,880,122
Net Increase (Decrease) in Net Assets Resulting from Operations	22,678,665	26,364,423
Distributions
Net Investment Income
Investor Shares	(1,125,436)	(1,040,191)
Admiral Shares	(669,720)	(513,860)
Signal Shares	(95,990)	(92,000)
Institutional Shares	(389,295)	(294,741)
ETF Shares	(297,379)	(249,604)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,577,820)	(2,190,396)
Capital Share Transactions
Investor Shares	(11,084,647)	6,625,263
Admiral Shares	14,427,940	3,502,702
Signal Shares	(5,204)	76,072
Institutional Shares	4,677,116	2,143,723
ETF Shares	2,309,471	1,572,390
Net Increase (Decrease) from Capital Share Transactions	10,324,676	13,920,150
Total Increase (Decrease)	30,425,521	38,094,177
Net Assets
Beginning of Period	120,013,349	81,919,172
End of Period[1]	150,438,870	120,013,349
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($118,752,000) and ($79,430,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.45	$21.80	$35.36	$34.09	$30.00
Investment Operations
Net Investment Income	.523	.514	.592	.604	.523
Net Realized and Unrealized Gain (Loss)
on Investments	4.117	5.651	(13.566)	1.268	4.091
Total from Investment Operations	4.640	6.165	(12.974)	1.872	4.614
Distributions
Dividends from Net Investment Income	(.530)	(.515)	(.586)	(.602)	(.524)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.530)	(.515)	(.586)	(.602)	(.524)
Net Asset Value, End of Period	$31.56	$27.45	$21.80	$35.36	$34.09

Total Return[1]	17.09%	28.70%	-37.04%	5.49%	15.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56,063	$58,004	$39,440	$50,183	$39,095
Ratio of Total Expenses to
Average Net Assets	0.17%	0.18%	0.16%	0.15%	0.19%
Ratio of Net Investment Income to
Average Net Assets	1.85%	2.22%	2.04%	1.71%	1.66%
Portfolio Turnover Rate[2]	5%	5%	5%	4%	4%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.45	$21.80	$35.36	$34.09	$30.00
Investment Operations
Net Investment Income	.554	.539	.615	.631	.555
Net Realized and Unrealized Gain (Loss)
on Investments	4.127	5.650	(13.566)	1.268	4.091
Total from Investment Operations	4.681	6.189	(12.951)	1.899	4.646
Distributions
Dividends from Net Investment Income	(.561)	(.539)	(.609)	(.629)	(.556)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.561)	(.539)	(.609)	(.629)	(.556)
Net Asset Value, End of Period	$31.57	$27.45	$21.80	$35.36	$34.09

Total Return	17.26%	28.83%	-36.99%	5.57%	15.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,190	$27,762	$18,781	$27,895	$26,853
Ratio of Total Expenses to
Average Net Assets	0.06%	0.07%	0.08%	0.07%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.33%	2.12%	1.79%	1.76%
Portfolio Turnover Rate[1]	5%	5%	5%	4%	4%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Signal Shares
					Sept. 1,
					2006[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$26.50	$21.04	$34.13	$32.91	$30.47
Investment Operations
Net Investment Income	.535	.520	.595	.607	.181
Net Realized and Unrealized Gain (Loss)
on Investments	3.977	5.459	(13.096)	1.220	2.536
Total from Investment Operations	4.512	5.979	(12.501)	1.827	2.717
Distributions
Dividends from Net Investment Income	(.542)	(.519)	(.589)	(.607)	(.277)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.542)	(.519)	(.589)	(.607)	(.277)
Net Asset Value, End of Period	$30.47	$26.50	$21.04	$34.13	$32.91

Total Return	17.23%	28.85%	-36.99%	5.55%	8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,471	$4,757	$3,717	$4,655	$381
Ratio of Total Expenses to
Average Net Assets	0.06%	0.07%	0.08%	0.07%	0.09%[2]
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.33%	2.12%	1.79%	1.76%[2]
Portfolio Turnover Rate[3]	5%	5%	5%	4%	4%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.46	$21.81	$35.36	$34.10	$30.00
Investment Operations
Net Investment Income	.558	.541	.624	.638	.573
Net Realized and Unrealized Gain (Loss)
on Investments	4.117	5.650	(13.557)	1.260	4.091
Total from Investment Operations	4.675	6.191	(12.933)	1.898	4.664
Distributions
Dividends from Net Investment Income	(.565)	(.541)	(.617)	(.638)	(.564)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.565)	(.541)	(.617)	(.638)	(.564)
Net Asset Value, End of Period	$31.57	$27.46	$21.81	$35.36	$34.10

Total Return	17.23%	28.83%	-36.94%	5.56%	15.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,785	$16,047	$10,782	$13,396	$12,262
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.34%	2.15%	1.81%	1.79%
Portfolio Turnover Rate[1]	5%	5%	5%	4%	4%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008[1]	2007[1]	2006[1]
Net Asset Value, Beginning of Period	$56.39	$44.78	$72.64	$70.04	$61.63
Investment Operations
Net Investment Income	1.133	1.106	1.270	1.298	1.152
Net Realized and Unrealized Gain (Loss)
on Investments	8.485	11.611	(27.874)	2.600	8.409
Total from Investment Operations	9.618	12.717	(26.604)	3.898	9.561
Distributions
Dividends from Net Investment Income	(1.148)	(1.107)	(1.256)	(1.298)	(1.151)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.148)	(1.107)	(1.256)	(1.298)	(1.151)
Net Asset Value, End of Period	$64.86	$56.39	$44.78	$72.64	$70.04

Total Return	17.26%	28.82%	-36.97%	5.56%	15.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,930	$13,443	$9,199	$10,255	$6,885
Ratio of Total Expenses to
Average Net Assets	0.06%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.33%	2.13%	1.79%	1.78%
Portfolio Turnover Rate[2]	5%	5%	5%	4%	4%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

23

Total Stock Market Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $25,640,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 10.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	149,862,481	79	—
Temporary Cash Investments	1,122,830	69,969	—
Futures Contracts—Assets[1]	80	—	—
Futures Contracts—Liabilities[1]	(1,193)	—	—
Total	150,984,198	70,048	—
1 Represents variation margin on the last day of the reporting period.

24

Total Stock Market Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	105
Total Sales	(68)
Net Realized Gain (Loss)	(737)
Change in Unrealized Appreciation (Depreciation)	700
Balance as of December 31, 2010	—

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2011	1,380	432,285	5,664
E-mini S&P 500 Index	March 2011	950	59,518	(237)
E-mini Russell 2000 Index	March 2011	700	54,761	837
S&P MidCap 400 Index	March 2011	56	25,348	334

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $3,256,405,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

In December 2007, the fund issued 17,301,549 capital shares for a value of $583,408,000 in connection with a nontaxable in-kind transfer of investment securities from a common trust fund. The securities received in the transfer had net unrealized appreciation, creating a difference between the cost of investments for financial statement and tax purposes that reverses when the securities are sold; $59,748,000 of this difference remained at December 31, 2009. Through December 31, 2010, the remaining securities were sold; as a result the remaining difference between financial statement and tax-basis realized and unrealized gains and losses reversed during the current period.

25

Total Stock Market Index Fund

For tax purposes, at December 31, 2010, the fund had $34,151,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,492,045,000 to offset future net capital gains of $209,043,000 through December 31, 2013, $19,516,000 through December 31, 2015, and $2,263,486,000 through December 31, 2016. In addition, the fund realized losses of $169,635,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $135,501,129,000. Net unrealized appreciation of investment securities for tax purposes was $15,554,230,000, consisting of unrealized gains of $29,058,771,000 on securities that had risen in value since their purchase and $13,504,541,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $22,022,781,000 of investment securities and sold $12,021,550,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	14,339,216	519,171	13,704,175	613,438
Issued in Lieu of Cash Distributions	1,115,478	38,783	1,027,960	43,501
Redeemed	(26,539,341)	(894,960)	(8,106,872)	(352,832)
Net Increase (Decrease)—Investor Shares	(11,084,647)	(337,006)	6,625,263	304,107
Admiral Shares
Issued	17,632,806	596,622	6,218,375	270,647
Issued in Lieu of Cash Distributions	586,309	20,085	443,938	18,729
Redeemed	(3,791,175)	(133,185)	(3,159,611)	(139,499)
Net Increase (Decrease)—Admiral Shares	14,427,940	483,522	3,502,702	149,877
Signal Shares
Issued	1,525,728	55,528	1,437,692	66,128
Issued in Lieu of Cash Distributions	87,239	3,123	84,769	3,719
Redeemed	(1,618,171)	(58,645)	(1,446,389)	(66,963)
Net Increase (Decrease)—Signal Shares	(5,204)	6	76,072	2,884
Institutional Shares
Issued	8,452,000	298,623	4,339,078	187,044
Issued in Lieu of Cash Distributions	356,581	12,291	262,034	11,047
Redeemed	(4,131,465)	(142,035)	(2,457,389)	(108,092)
Net Increase (Decrease)—Institutional Shares	4,677,116	168,879	2,143,723	89,999
ETF Shares
Issued	8,218,216	132,994	2,229,514	47,357
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,908,745)	(94,900)	(657,124)	(14,400)
Net Increase (Decrease)—ETF Shares	2,309,471	38,094	1,572,390	32,957

26

Total Stock Market Index Fund

H. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
	Dec. 31, 2009		Proceeds from		Dec. 31, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Matrixx Initiatives Inc.	N/A1	241	73	—	4,275
1 Not applicable — At December 31, 2009, the issuer was not an affiliated company of the fund.

I. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund:

In our opinion, the statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2011

Special 2010 tax information (unaudited) for Vanguard Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,577,820,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 94.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

28

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total Stock Market Index Fund Investor Shares
Periods Ended December 31, 2010
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	17.09%	2.94%	2.45%
Returns After Taxes on Distributions	16.77	2.65	2.14
Returns After Taxes on Distributions and Sale of Fund Shares	11.48	2.49	2.01

29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,245.73	$0.96
Admiral Shares	1,000.00	1,246.79	0.28
Signal Shares	1,000.00	1,246.70	0.28
Institutional Shares	1,000.00	1,246.38	0.23
ETF Shares	1,000.00	1,246.88	0.28
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.95	0.26
Signal Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
ETF Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

31

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

32

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

33

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the
Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The funds or securities referred to herein are not
Fund Information > 800-662-7447	sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022011

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.5%)
McDonald's Corp.	11,225,994	861,707
Walt Disney Co.	19,163,740	718,832
* Amazon.com Inc.	3,778,648	680,157
Home Depot Inc.	17,723,306	621,379
Comcast Corp. Class A	25,077,409	550,951
* Ford Motor Co.	31,975,185	536,863
Target Corp.	7,227,299	434,577
Time Warner Inc.	11,855,625	381,395
Lowe's Cos. Inc.	14,797,466	371,120
* DIRECTV Class A	9,140,273	364,971
News Corp. Class A	23,642,763	344,239
NIKE Inc. Class B	3,915,886	334,495
Johnson Controls Inc.	7,105,263	271,421
Starbucks Corp.	7,810,802	250,961
Time Warner Cable Inc.	3,750,819	247,667
Yum! Brands Inc.	4,927,312	241,685
Viacom Inc. Class B	5,868,508	232,452
Carnival Corp.	4,844,657	223,387
* General Motors Co.	5,539,708	204,194
* priceline.com Inc.	510,658	204,033
TJX Cos. Inc.	4,304,496	191,077
Staples Inc.	7,699,363	175,314
Coach Inc.	3,138,940	173,615
* Kohl's Corp.	3,084,760	167,626
* Las Vegas Sands Corp.	3,483,889	160,085
Omnicom Group Inc.	3,177,742	145,541
* Bed Bath & Beyond Inc.	2,786,405	136,952
Best Buy Co. Inc.	3,736,754	128,133
Marriott International Inc. Class A	3,060,485	127,133
CBS Corp. Class B	6,650,854	126,699
Starwood Hotels & Resorts Worldwide Inc.	2,004,656	121,843
McGraw-Hill Cos. Inc.	3,264,119	118,847
Macy's Inc.	4,457,621	112,778
Stanley Black & Decker Inc.	1,659,508	110,971
Gap Inc.	4,816,074	106,628
Fortune Brands Inc.	1,608,954	96,939
Mattel Inc.	3,803,685	96,728
* Liberty Media Corp. - Interactive	6,014,925	94,855
Comcast Corp. Class A Special Shares	4,424,361	92,071
Virgin Media Inc.	3,330,589	90,725
Limited Brands Inc.	2,922,587	89,811
Cablevision Systems Corp. Class A	2,648,968	89,641
* O'Reilly Automotive Inc.	1,467,266	88,652
Wynn Resorts Ltd.	848,040	88,060
* BorgWarner Inc.	1,204,478	87,156
Harley-Davidson Inc.	2,488,016	86,260
Genuine Parts Co.	1,666,654	85,566
Tiffany & Co.	1,344,826	83,742
* NetFlix Inc.	469,998	82,579
Ross Stores Inc.	1,291,345	81,678
* AutoZone Inc.	298,413	81,344
VF Corp.	913,672	78,740
Nordstrom Inc.	1,852,086	78,491
Polo Ralph Lauren Corp. Class A	685,653	76,053
* CarMax Inc.	2,363,830	75,359
* Dollar Tree Inc.	1,341,384	75,225
Autoliv Inc.	934,729	73,788
JC Penney Co. Inc.	2,247,033	72,602
Whirlpool Corp.	804,819	71,492
* Chipotle Mexican Grill Inc. Class A	329,089	69,984
* Royal Caribbean Cruises Ltd.	1,477,301	69,433

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	Sirius XM Radio Inc.	41,150,990	67,488
	Family Dollar Stores Inc.	1,332,944	66,261
	Darden Restaurants Inc.	1,391,383	64,616
	Hasbro Inc.	1,329,234	62,713
*	Discovery Communications Inc. Class A	1,442,014	60,132
	Advance Auto Parts Inc.	891,638	58,982
*	TRW Automotive Holdings Corp.	1,095,217	57,718
	Wyndham Worldwide Corp.	1,889,586	56,612
	International Game Technology	3,153,529	55,786
*	Apollo Group Inc. Class A	1,398,642	55,232
	Expedia Inc.	2,191,370	54,981
*	Discovery Communications Inc.	1,495,449	54,868
*	Interpublic Group of Cos. Inc.	5,165,885	54,862
	Abercrombie & Fitch Co.	930,694	53,636
	Newell Rubbermaid Inc.	2,935,292	53,364
*	MGM Resorts International	3,572,922	53,058
*	Lear Corp.	523,468	51,672
*	Urban Outfitters Inc.	1,422,802	50,951
	PetSmart Inc.	1,254,114	49,939
	Scripps Networks Interactive Inc. Class A	963,809	49,877
*	Liberty Media Corp. - Capital	762,556	47,706
*,^	Liberty Global Inc. Class A	1,263,719	44,710
	Phillips-Van Heusen Corp.	701,555	44,205
	Gentex Corp.	1,480,606	43,767
*	DISH Network Corp. Class A	2,216,431	43,575
*	NVR Inc.	59,298	40,976
*	Fossil Inc.	566,265	39,910
*	Signet Jewelers Ltd.	906,857	39,358
*	Liberty Global Inc.	1,159,766	39,304
	H&R Block Inc.	3,263,752	38,871
^	Garmin Ltd.	1,236,104	38,307
	Gannett Co. Inc.	2,517,459	37,988
	Tractor Supply Co.	769,398	37,308
	Williams-Sonoma Inc.	1,030,253	36,770
	DR Horton Inc.	3,031,860	36,170
*	Dick's Sporting Goods Inc.	961,766	36,066
	Leggett & Platt Inc.	1,550,120	35,281
*	Mohawk Industries Inc.	617,331	35,040
*	GameStop Corp. Class A	1,512,762	34,612
*,^	Sears Holdings Corp.	468,580	34,558
*	Liberty Media Corp. - Starz	517,585	34,409
*	Harman International Industries Inc.	735,985	34,076
*	Dollar General Corp.	1,090,374	33,442
*	Lululemon Athletica Inc.	488,317	33,411
*	LKQ Corp.	1,450,217	32,949
*	Deckers Outdoor Corp.	409,386	32,644
	Foot Locker Inc.	1,654,595	32,463
	DeVry Inc.	674,613	32,368
	Tupperware Brands Corp.	673,847	32,122
*	Panera Bread Co. Class A	314,770	31,858
	Sotheby's	707,239	31,826
	Guess? Inc.	641,170	30,340
	Jarden Corp.	978,304	30,200
*	Goodyear Tire & Rubber Co.	2,457,390	29,120
	American Eagle Outfitters Inc.	1,959,637	28,669
*	Toll Brothers Inc.	1,484,223	28,200
*	Tempur-Pedic International Inc.	701,861	28,117
*	WMS Industries Inc.	613,065	27,735
*	J Crew Group Inc.	639,777	27,600
^	Washington Post Co. Class B	62,615	27,519
*	Pulte Group Inc.	3,636,474	27,346
*	Tenneco Inc.	637,725	26,249
	Polaris Industries Inc.	336,196	26,230
*	Warnaco Group Inc.	474,803	26,147

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Big Lots Inc.	856,368	26,085
*	Dana Holding Corp.	1,497,669	25,775
*	Hanesbrands Inc.	1,009,367	25,638
	Lennar Corp. Class A	1,361,194	25,522
	RadioShack Corp.	1,338,924	24,757
*	Penn National Gaming Inc.	701,765	24,667
*	Lamar Advertising Co. Class A	617,732	24,610
*	Aeropostale Inc.	986,677	24,312
*	Bally Technologies Inc.	572,161	24,139
	Chico's FAS Inc.	1,915,718	23,046
	Rent-A-Center Inc.	705,592	22,777
*	ITT Educational Services Inc.	356,199	22,686
	Brinker International Inc.	1,084,190	22,638
^	Strayer Education Inc.	146,557	22,309
*	DreamWorks Animation SKG Inc. Class A	745,497	21,970
	Service Corp. International	2,645,699	21,827
	John Wiley & Sons Inc. Class A	479,518	21,693
*	Hyatt Hotels Corp. Class A	469,559	21,487
*,^	Under Armour Inc. Class A	388,771	21,320
	Dillard's Inc. Class A	497,610	18,879
*	Carter's Inc.	634,757	18,732
*	Cheesecake Factory Inc.	604,401	18,531
*	Coinstar Inc.	327,127	18,463
*	Career Education Corp.	858,456	17,796
	Brunswick Corp.	946,752	17,742
*	Dress Barn Inc.	668,016	17,649
*	AnnTaylor Stores Corp.	629,449	17,241
*	Madison Square Garden Inc. Class A	665,291	17,151
*	Valassis Communications Inc.	529,738	17,137
*	Live Nation Entertainment Inc.	1,481,809	16,922
*	Jo-Ann Stores Inc.	278,236	16,755
	Aaron's Inc.	817,943	16,678
	Wendy's/Arby's Group Inc. Class A	3,608,224	16,670
	Wolverine World Wide Inc.	522,776	16,666
*	Life Time Fitness Inc.	401,949	16,476
*	Vail Resorts Inc.	310,784	16,173
*	OfficeMax Inc.	907,495	16,063
*	Office Depot Inc.	2,952,175	15,942
*	CROCS Inc.	921,312	15,773
*	Saks Inc.	1,461,614	15,639
*	Sally Beauty Holdings Inc.	1,072,849	15,588
*	Eastman Kodak Co.	2,876,547	15,418
*	Iconix Brand Group Inc.	770,844	14,885
*	Collective Brands Inc.	694,002	14,643
	Jones Group Inc.	936,755	14,557
*	Orient-Express Hotels Ltd. Class A	1,080,473	14,035
	Cracker Barrel Old Country Store Inc.	254,117	13,918
	Cooper Tire & Rubber Co.	588,725	13,882
	Hillenbrand Inc.	664,628	13,831
	Weight Watchers International Inc.	367,414	13,774
	CTC Media Inc.	584,780	13,701
*	New York Times Co. Class A	1,395,688	13,678
	Monro Muffler Brake Inc.	395,398	13,677
	Meredith Corp.	388,917	13,476
^	Six Flags Entertainment Corp.	245,840	13,374
	Men's Wearhouse Inc.	535,124	13,367
*	Childrens Place Retail Stores Inc.	267,967	13,302
*	HSN Inc.	431,931	13,234
*,^	AutoNation Inc.	467,302	13,178
*	Pier 1 Imports Inc.	1,247,843	13,102
	Thor Industries Inc.	380,525	12,923
*	Gaylord Entertainment Co.	354,420	12,738
	Cinemark Holdings Inc.	728,185	12,554
	Morningstar Inc.	236,379	12,547

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Jack in the Box Inc.	590,552	12,478
	Choice Hotels International Inc.	320,116	12,251
	PF Chang's China Bistro Inc.	249,229	12,078
	Arbitron Inc.	289,938	12,038
	Pool Corp.	530,854	11,965
*	JOS A Bank Clothiers Inc.	294,741	11,884
*	Ulta Salon Cosmetics & Fragrance Inc.	345,321	11,741
*	Hibbett Sports Inc.	317,171	11,704
	MDC Holdings Inc.	404,895	11,649
*	Pinnacle Entertainment Inc.	827,876	11,607
	KB Home	843,998	11,386
	National CineMedia Inc.	570,283	11,354
	Matthews International Corp. Class A	324,562	11,353
	Buckle Inc.	299,915	11,328
*	Steven Madden Ltd.	266,630	11,124
*	Exide Technologies	1,173,678	11,044
*	Timberland Co. Class A	448,562	11,030
*,^	Capella Education Co.	164,412	10,947
	Regal Entertainment Group Class A	909,035	10,672
	Bob Evans Farms Inc.	323,171	10,652
	Finish Line Inc. Class A	618,682	10,635
*	DSW Inc. Class A	269,091	10,521
	Regis Corp.	616,676	10,237
*	Domino's Pizza Inc.	639,165	10,195
	Group 1 Automotive Inc.	240,889	10,060
	Cato Corp. Class A	353,618	9,693
*,^	Tesla Motors Inc.	347,662	9,258
*	CEC Entertainment Inc.	236,747	9,193
*	Liz Claiborne Inc.	1,274,928	9,128
*	Helen of Troy Ltd.	304,191	9,047
*,^	Blue Nile Inc.	156,711	8,942
*	Biglari Holdings Inc.	21,529	8,831
	Columbia Sportswear Co.	144,867	8,735
*	Cabela's Inc.	390,412	8,491
	American Greetings Corp. Class A	381,903	8,463
*	Modine Manufacturing Co.	545,511	8,455
*	Ruby Tuesday Inc.	646,178	8,439
*	Texas Roadhouse Inc. Class A	489,921	8,412
^	Scholastic Corp.	283,662	8,379
^	Nutrisystem Inc.	396,731	8,343
*	Genesco Inc.	221,250	8,295
*	Quiksilver Inc.	1,625,451	8,241
*	99 Cents Only Stores	516,190	8,228
*	Standard Pacific Corp.	1,751,912	8,059
*	Lions Gate Entertainment Corp.	1,213,798	7,902
*,^	Education Management Corp.	432,927	7,836
*	Shutterfly Inc.	218,820	7,665
*	BJ's Restaurants Inc.	213,517	7,565
*	Skechers U.S.A. Inc. Class A	377,686	7,554
	Stage Stores Inc.	435,038	7,544
	Ryland Group Inc.	437,816	7,456
*	Buffalo Wild Wings Inc.	166,429	7,298
*	American Axle & Manufacturing Holdings Inc.	565,455	7,272
*	Scientific Games Corp. Class A	724,856	7,220
*	Charming Shoppes Inc.	2,025,499	7,191
	International Speedway Corp. Class A	271,521	7,106
*	Papa John's International Inc.	252,717	7,000
*	Penske Automotive Group Inc.	401,637	6,997
*	True Religion Apparel Inc.	313,310	6,974
*	Vitamin Shoppe Inc.	205,405	6,910
*	DineEquity Inc.	135,996	6,715
^	Barnes & Noble Inc.	468,711	6,632
*	Meritage Homes Corp.	295,799	6,567
*	Pre-Paid Legal Services Inc.	106,848	6,438

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Zumiez Inc.	239,013	6,422
*	American Public Education Inc.	168,581	6,278
	PEP Boys-Manny Moe & Jack	466,153	6,260
	Ameristar Casinos Inc.	394,011	6,158
*	Belo Corp. Class A	860,089	6,089
	Sonic Automotive Inc. Class A	459,855	6,088
	Superior Industries International Inc.	286,133	6,072
*	Shuffle Master Inc.	529,744	6,066
*	K12 Inc.	211,215	6,053
*	Interval Leisure Group Inc.	372,314	6,009
	Fred's Inc. Class A	435,256	5,989
*,^	Boyd Gaming Corp.	562,305	5,960
	Brown Shoe Co. Inc.	417,848	5,821
*	Clear Channel Outdoor Holdings Inc. Class A	411,477	5,777
	Sturm Ruger & Co. Inc.	364,750	5,577
*	EW Scripps Co. Class A	543,445	5,516
*	Talbots Inc.	643,227	5,480
*	Mediacom Communications Corp. Class A	647,338	5,476
*	Steiner Leisure Ltd.	115,124	5,376
	Callaway Golf Co.	658,772	5,316
^	PetMed Express Inc.	297,962	5,307
	Ethan Allen Interiors Inc.	264,464	5,292
*	Sonic Corp.	519,883	5,261
	Universal Technical Institute Inc.	237,941	5,239
*	La-Z-Boy Inc.	573,099	5,169
	Harte-Hanks Inc.	404,800	5,169
	Stewart Enterprises Inc. Class A	771,263	5,160
*	California Pizza Kitchen Inc.	297,053	5,133
*	Federal-Mogul Corp.	246,327	5,087
*,^	Corinthian Colleges Inc.	971,841	5,063
*	Rentrak Corp.	163,857	4,942
*	Asbury Automotive Group Inc.	266,824	4,931
*	iRobot Corp.	197,210	4,907
*	Maidenform Brands Inc.	195,364	4,644
	Churchill Downs Inc.	104,681	4,543
*	G-III Apparel Group Ltd.	128,837	4,529
*	Wet Seal Inc. Class A	1,211,264	4,482
	Express Inc.	235,695	4,431
*	Lumber Liquidators Holdings Inc.	177,744	4,428
*	Peet's Coffee & Tea Inc.	105,590	4,407
*	Knology Inc.	281,880	4,406
*	Denny's Corp.	1,222,092	4,375
*	Jakks Pacific Inc.	239,459	4,363
*	Krispy Kreme Doughnuts Inc.	619,637	4,325
*	Dorman Products Inc.	116,860	4,235
	CPI Corp.	185,348	4,180
*	Select Comfort Corp.	457,343	4,176
	Lennar Corp. Class B	266,260	4,146
	News Corp. Class B	247,731	4,068
	Sinclair Broadcast Group Inc. Class A	495,741	4,055
*	Beazer Homes USA Inc.	752,089	4,054
*	Grand Canyon Education Inc.	203,269	3,982
*	Fuel Systems Solutions Inc.	134,970	3,965
*	Retail Ventures Inc.	239,131	3,898
*	Winnebago Industries Inc.	254,296	3,865
	HOT Topic Inc.	612,028	3,837
*	Ascent Media Corp. Class A	98,771	3,828
	Drew Industries Inc.	166,426	3,781
*	RC2 Corp.	171,637	3,737
	Standard Motor Products Inc.	269,914	3,698
*	Unifi Inc.	217,263	3,678
*	Perry Ellis International Inc.	132,659	3,644
*	Red Robin Gourmet Burgers Inc.	163,640	3,513
*	Universal Electronics Inc.	119,371	3,387

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Core-Mark Holding Co. Inc.	92,769	3,302
*,^	hhgregg Inc.	156,455	3,278
*	America's Car-Mart Inc.	120,901	3,274
*	K-Swiss Inc. Class A	260,977	3,254
*	Rue21 Inc.	110,534	3,240
*,^	Hovnanian Enterprises Inc. Class A	787,352	3,220
*	Movado Group Inc.	197,890	3,194
*	Journal Communications Inc. Class A	624,003	3,151
*	Systemax Inc.	223,222	3,147
*	Furniture Brands International Inc.	604,735	3,108
*,^	Bridgepoint Education Inc.	159,872	3,038
	Big 5 Sporting Goods Corp.	196,933	3,007
	Hooker Furniture Corp.	208,201	2,942
*	Stoneridge Inc.	185,567	2,930
*	Citi Trends Inc.	119,121	2,924
	World Wrestling Entertainment Inc. Class A	204,253	2,909
*	Pacific Sunwear of California Inc.	536,204	2,906
*	Coldwater Creek Inc.	906,201	2,873
	Oxford Industries Inc.	110,790	2,837
*	Geeknet Inc.	111,582	2,788
*	Famous Dave's Of America Inc.	248,210	2,768
	Lincoln Educational Services Corp.	174,618	2,708
*	Cavco Industries Inc.	55,200	2,577
*	Amerigon Inc.	234,876	2,555
	Stein Mart Inc.	275,099	2,545
*	Kid Brands Inc.	291,432	2,492
*	Carmike Cinemas Inc.	322,731	2,491
*	Steinway Musical Instruments Inc.	124,555	2,472
	Christopher & Banks Corp.	398,347	2,450
*	AH Belo Corp. Class A	277,411	2,413
	Blyth Inc.	69,509	2,397
*	CKX Inc.	591,748	2,385
*	AFC Enterprises Inc.	170,181	2,366
*	ChinaCast Education Corp.	297,192	2,306
*	Arctic Cat Inc.	156,285	2,288
	Volcom Inc.	118,330	2,233
	Strattec Security Corp.	66,743	2,225
	Marcus Corp.	166,453	2,209
*	Overstock.com Inc.	134,000	2,208
	Cherokee Inc.	115,811	2,178
*	Drugstore.Com Inc.	967,516	2,138
*	Warner Music Group Corp.	377,578	2,126
*	Smith & Wesson Holding Corp.	550,906	2,060
*	Kirkland's Inc.	145,595	2,043
	Gaiam Inc. Class A	263,014	2,025
*	Isle of Capri Casinos Inc.	196,698	2,010
*,^	McClatchy Co. Class A	422,181	1,972
	Lithia Motors Inc. Class A	137,048	1,958
*	Cost Plus Inc.	201,549	1,955
	Spartan Motors Inc.	314,997	1,918
*	Leapfrog Enterprises Inc.	341,575	1,896
*	O'Charleys Inc.	262,662	1,891
*	Monarch Casino & Resort Inc.	150,288	1,879
*	Destination Maternity Corp.	49,067	1,861
*,^	Wonder Auto Technology Inc.	246,203	1,856
	Haverty Furniture Cos. Inc.	142,941	1,855
*	LIN TV Corp. Class A	340,392	1,804
	Speedway Motorsports Inc.	117,123	1,794
*	Midas Inc.	217,761	1,766
	Mac-Gray Corp.	117,860	1,762
*	Jackson Hewitt Tax Service Inc.	803,767	1,752
*,^	Bon-Ton Stores Inc.	135,766	1,719
*	Zale Corp.	397,772	1,695
*	Playboy Enterprises Inc. Class B	323,691	1,690

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Shoe Carnival Inc.	62,345	1,683
*	Carriage Services Inc. Class A	341,594	1,657
*	Entercom Communications Corp. Class A	138,464	1,603
*	Audiovox Corp. Class A	185,001	1,597
*	Morgans Hotel Group Co.	175,856	1,595
	Weyco Group Inc.	64,673	1,584
*	M/I Homes Inc.	100,961	1,553
*	Multimedia Games Inc.	277,155	1,547
	Learning Tree International Inc.	158,070	1,511
*	Jamba Inc.	662,916	1,505
*	Cumulus Media Inc. Class A	338,258	1,458
	CSS Industries Inc.	70,136	1,446
*	Carrols Restaurant Group Inc.	185,734	1,378
	Ambassadors Group Inc.	117,916	1,356
	Shiloh Industries Inc.	108,341	1,295
*	Kenneth Cole Productions Inc. Class A	103,048	1,287
	Bebe Stores Inc.	213,109	1,270
*	Daily Journal Corp.	17,525	1,260
*,^	Martha Stewart Living Omnimedia Class A	280,887	1,242
*	Orbitz Worldwide Inc.	217,358	1,215
*,^	Brookfield Homes Corp.	128,829	1,211
*	Libbey Inc.	76,580	1,185
*	Saga Communications Inc. Class A	44,453	1,170
	Skyline Corp.	44,299	1,155
	Dover Downs Gaming & Entertainment Inc.	334,607	1,138
*	Lifetime Brands Inc.	80,818	1,135
*	Tuesday Morning Corp.	214,618	1,133
*,^	SuperMedia Inc.	129,154	1,125
*	Red Lion Hotels Corp.	139,524	1,113
*	Dex One Corp.	147,022	1,097
*	Casual Male Retail Group Inc.	230,633	1,093
*	New York & Co. Inc.	244,853	1,082
*,^	Deer Consumer Products Inc.	90,251	1,014
*	McCormick & Schmick's Seafood Restaurants Inc.	111,113	1,010
*	Sealy Corp.	344,499	1,006
*	Joe's Jeans Inc.	642,685	1,003
*,^	Morton's Restaurant Group Inc.	154,616	1,002
*	West Marine Inc.	91,832	972
*	Heelys Inc.	318,621	969
*	MarineMax Inc.	101,809	952
	PRIMEDIA Inc.	219,224	921
*	Marine Products Corp.	136,678	910
*	Town Sports International Holdings Inc.	223,722	908
*	Fisher Communications Inc.	41,285	900
*,^	Fuqi International Inc.	139,077	887
*	American Apparel Inc.	530,315	880
*	Navarre Corp.	403,662	856
*	Build-A-Bear Workshop Inc.	110,719	846
*	Cache Inc.	180,108	800
*	Luby's Inc.	126,085	791
	Outdoor Channel Holdings Inc.	108,358	777
*	Benihana Inc. Class A	93,985	764
*	Hastings Entertainment Inc.	119,921	734
*	Great Wolf Resorts Inc.	267,831	702
*	Stanley Furniture Co. Inc.	222,499	692
*	Premier Exhibitions Inc.	345,029	680
*	Lee Enterprises Inc.	247,849	610
*	Bassett Furniture Industries Inc.	144,687	608
*	Johnson Outdoors Inc. Class A	48,020	601
	Escalade Inc.	93,954	597
*	Valuevision Media Inc. Class A	96,996	593
*	1-800-Flowers.com Inc. Class A	210,914	567
*	Radio One Inc.	494,810	554
	Books-A-Million Inc.	90,607	526

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	China MediaExpress Holdings Inc.	32,566	516
*	dELiA*s Inc.	289,676	504
*	Beasley Broadcasting Group Inc. Class A	84,001	503
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	1,100,346	495
*	Harris Interactive Inc.	396,283	483
*	Media General Inc. Class A	83,158	481
*	Century Casinos Inc.	194,327	470
*	Nautilus Inc.	256,489	457
*	Rick's Cabaret International Inc.	57,903	453
*	Entravision Communications Corp. Class A	174,530	449
*	MTR Gaming Group Inc.	207,998	420
*	Ruth's Hospitality Group Inc.	88,824	411
*	Reading International Inc. Class A	80,185	405
*	Bluegreen Corp.	125,034	403
*,^	Conn's Inc.	83,142	389
*	Caribou Coffee Co. Inc.	37,648	379
*	Gray Television Inc.	201,600	377
*	Nexstar Broadcasting Group Inc. Class A	61,008	365
*	Dover Motorsports Inc.	204,192	363
*	Vitacost.com Inc.	63,377	361
*	Dixie Group Inc.	99,243	356
*	Empire Resorts Inc.	321,191	331
*	Hallwood Group Inc.	12,464	330
	Collectors Universe	23,330	325
*	Hollywood Media Corp.	189,451	311
*	Duckwall-ALCO Stores Inc.	24,464	308
*	Benihana Inc. Class A	37,839	306
*	Borders Group Inc.	336,816	303
	Emerson Radio Corp.	146,301	290
*	Canterbury Park Holding Corp.	24,382	283
*	Trans World Entertainment Corp.	160,912	274
*	Princeton Review Inc.	228,204	269
*,^	Universal Travel Group	42,843	262
*	Lakes Entertainment Inc.	91,909	262
	Gaming Partners International Corp.	40,727	252
*	Spanish Broadcasting System Inc.	343,600	243
	Salem Communications Corp. Class A	75,695	240
*	NIVS IntelliMedia Technology Group Inc.	104,553	236
*,^	China Automotive Systems Inc.	16,878	230
*	Delta Apparel Inc.	16,453	222
*	VCG Holding Corp.	96,831	211
*	LodgeNet Interactive Corp.	43,342	184
*	SORL Auto Parts Inc.	21,166	181
*,^	Crown Media Holdings Inc. Class A	67,000	176
*	Sport Chalet Inc. Class A	63,784	173
	Frisch's Restaurants Inc.	7,570	169
*	Culp Inc.	14,057	146
*	Private Media Group Inc.	125,794	138
*	Nobel Learning Communities Inc.	17,389	127
*	AC Moore Arts & Crafts Inc.	45,984	116
*	Atrinsic Inc.	35,997	95
*	Hovnanian Enterprises Inc. Class B	19,300	79
*	Tandy Brands Accessories Inc.	17,460	50
	Flexsteel Industries	2,161	38
*	Forward Industries Inc.	11,810	38
*	Global Traffic Network Inc.	2,498	23
*	SPAR Group Inc.	16,145	15
*	Sport Chalet Inc. Class B	1,820	7
*	Emmis Communications Corp. Class A	6,535	5
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	9,739	3
*	US Auto Parts Network Inc.	299	3
	Educational Development Corp.	281	2
			17,255,820

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Consumer Staples (9.1%)
Procter & Gamble Co.	29,931,918	1,925,520
Coca-Cola Co.	21,925,943	1,442,069
Wal-Mart Stores Inc.	21,519,464	1,160,545
Philip Morris International Inc.	19,332,844	1,131,551
PepsiCo Inc.	16,779,844	1,096,227
Kraft Foods Inc.	18,398,143	579,725
Altria Group Inc.	21,979,710	541,140
CVS Caremark Corp.	14,302,234	497,289
Colgate-Palmolive Co.	5,125,149	411,908
Walgreen Co.	10,262,186	399,815
Costco Wholesale Corp.	4,630,706	334,383
Kimberly-Clark Corp.	4,319,408	272,295
General Mills Inc.	6,776,741	241,184
Archer-Daniels-Midland Co.	6,785,425	204,106
Sysco Corp.	6,208,208	182,521
HJ Heinz Co.	3,360,968	166,233
Kroger Co.	6,431,388	143,806
Kellogg Co.	2,788,435	142,433
Mead Johnson Nutrition Co.	2,159,995	134,460
Avon Products Inc.	4,529,615	131,631
Lorillard Inc.	1,602,012	131,461
Reynolds American Inc.	3,694,180	120,504
Sara Lee Corp.	6,633,768	116,157
ConAgra Foods Inc.	4,635,633	104,673
Estee Lauder Cos. Inc. Class A	1,202,949	97,078
Clorox Co.	1,469,070	92,963
Bunge Ltd.	1,407,789	92,238
Safeway Inc.	4,034,856	90,744
Coca-Cola Enterprises Inc.	3,620,797	90,629
Dr Pepper Snapple Group Inc.	2,526,142	88,819
Molson Coors Brewing Co. Class B	1,713,650	86,008
JM Smucker Co.	1,261,679	82,829
Hershey Co.	1,671,935	78,832
* Whole Foods Market Inc.	1,545,752	78,200
Campbell Soup Co.	2,154,576	74,872
Brown-Forman Corp. Class B	861,852	60,002
McCormick & Co. Inc.	1,276,063	59,375
Tyson Foods Inc. Class A	3,090,296	53,215
Church & Dwight Co. Inc.	751,435	51,864
* Energizer Holdings Inc.	705,016	51,396
* Constellation Brands Inc. Class A	1,981,712	43,895
Herbalife Ltd.	626,275	42,818
* Hansen Natural Corp.	792,929	41,454
Hormel Foods Corp.	775,028	39,728
* Green Mountain Coffee Roasters Inc.	1,190,759	39,128
Del Monte Foods Co.	2,067,437	38,868
* Ralcorp Holdings Inc.	581,022	37,772
Corn Products International Inc.	796,786	36,652
Alberto-Culver Co. Class B	936,848	34,701
* Smithfield Foods Inc.	1,576,909	32,532
* BJ's Wholesale Club Inc.	574,817	27,534
Flowers Foods Inc.	881,302	23,716
SUPERVALU Inc.	2,240,718	21,578
* TreeHouse Foods Inc.	374,218	19,119
Nu Skin Enterprises Inc. Class A	603,285	18,255
* United Natural Foods Inc.	482,650	17,704
Casey's General Stores Inc.	404,555	17,198
* Dean Foods Co.	1,943,221	17,178
* Central European Distribution Corp.	717,932	16,441
Ruddick Corp.	443,700	16,346
^ Diamond Foods Inc.	233,538	12,420
Lancaster Colony Corp.	212,778	12,171
* Darling International Inc.	903,751	12,002

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Hain Celestial Group Inc.	440,687	11,925
	Fresh Del Monte Produce Inc.	469,436	11,712
	Universal Corp.	258,727	10,530
*	Boston Beer Co. Inc. Class A	101,225	9,625
^	Vector Group Ltd.	555,264	9,617
	Sanderson Farms Inc.	230,014	9,005
*	Chiquita Brands International Inc.	627,833	8,802
*,^	Zhongpin Inc.	371,945	7,588
	Nash Finch Co.	173,918	7,393
	Andersons Inc.	193,115	7,020
	WD-40 Co.	159,180	6,412
	Snyders-Lance Inc.	272,597	6,390
	J&J Snack Foods Corp.	130,229	6,282
	Tootsie Roll Industries Inc.	213,761	6,193
	B&G Foods Inc. Class A	449,919	6,177
	Pricesmart Inc.	148,850	5,661
*	Rite Aid Corp.	6,186,428	5,464
^	Cal-Maine Foods Inc.	154,745	4,887
	Weis Markets Inc.	118,088	4,763
*	Prestige Brands Holdings Inc.	388,185	4,639
*	Elizabeth Arden Inc.	198,111	4,559
*	Heckmann Corp.	875,210	4,402
	Spartan Stores Inc.	252,715	4,284
*	Pantry Inc.	209,729	4,165
*	Medifast Inc.	142,318	4,110
*	USANA Health Sciences Inc.	92,907	4,037
*,^	Dole Food Co. Inc.	294,021	3,972
*	Winn-Dixie Stores Inc.	537,790	3,856
	Coca-Cola Bottling Co. Consolidated	68,699	3,818
*	Central Garden and Pet Co. Class A	381,888	3,773
*	Alliance One International Inc.	761,381	3,228
*	Smart Balance Inc.	666,921	2,888
	Inter Parfums Inc.	149,296	2,814
*	Pilgrim's Pride Corp.	396,536	2,811
	Imperial Sugar Co.	206,924	2,767
	Village Super Market Inc. Class A	81,795	2,699
	Calavo Growers Inc.	103,200	2,379
*	Central Garden and Pet Co.	230,873	2,272
	Oil-Dri Corp. of America	105,597	2,269
*,^	Feihe International Inc.	206,132	2,193
*	Physicians Formula Holdings Inc.	582,740	2,191
*	John B. Sanfilippo & Son Inc.	172,854	2,150
	Ingles Markets Inc. Class A	103,513	1,987
*	Revlon Inc. Class A	192,679	1,896
*	Nutraceutical International Corp.	131,986	1,873
	Schiff Nutrition International Inc.	196,033	1,780
	Limoneira Co.	59,217	1,700
	Tasty Baking Co.	226,547	1,423
	National Beverage Corp.	105,045	1,380
*,^	American Oriental Bioengineering Inc.	556,979	1,337
*,^	Lifeway Foods Inc.	112,340	1,073
*	Seneca Foods Corp. Class A	39,536	1,067
*	Inventure Foods Inc.	228,974	991
	Alico Inc.	39,757	948
	Female Health Co.	163,258	929
*	Omega Protein Corp.	112,677	913
*	Reddy Ice Holdings Inc.	306,291	842
*,^	Star Scientific Inc.	422,617	824
	Griffin Land & Nurseries Inc.	21,953	711
	Farmer Bros Co.	38,108	678
*	Susser Holdings Corp.	46,811	648
*,^	China-Biotics Inc.	43,410	638
*,^	China Sky One Medical Inc.	90,944	634
	MGP Ingredients Inc.	55,676	615

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	HQ Sustainable Maritime Industries Inc.	84,816	405
*	Mannatech Inc.	218,373	393
*	Parlux Fragrances Inc.	133,041	391
	Reliv International Inc.	146,308	277
*,^	AgFeed Industries Inc.	89,234	262
*	Harbinger Group Inc.	41,634	258
*	Overhill Farms Inc.	32,351	187
*,^	Jones Soda Co.	139,211	164
*	Orchids Paper Products Co.	5,513	67
*	Crystal Rock Holdings Inc.	32,920	22
			13,708,945
Energy (11.2%)
	Exxon Mobil Corp.	53,712,947	3,927,491
	Chevron Corp.	21,209,399	1,935,358
	Schlumberger Ltd.	14,413,899	1,203,561
	ConocoPhillips	14,863,013	1,012,171
	Occidental Petroleum Corp.	8,566,076	840,332
	Apache Corp.	4,029,123	480,392
	Anadarko Petroleum Corp.	5,219,116	397,488
	Halliburton Co.	9,621,403	392,842
	Devon Energy Corp.	4,357,874	342,137
	National Oilwell Varco Inc.	4,422,542	297,416
	Marathon Oil Corp.	7,489,404	277,333
	Baker Hughes Inc.	4,549,105	260,072
	Hess Corp.	3,200,561	244,971
	EOG Resources Inc.	2,674,539	244,480
	Peabody Energy Corp.	2,840,782	181,753
	Chesapeake Energy Corp.	6,899,925	178,777
*	Weatherford International Ltd.	7,819,335	178,281
	Spectra Energy Corp.	6,833,619	170,772
	Noble Energy Inc.	1,843,133	158,657
	Williams Cos. Inc.	6,165,331	152,407
	Murphy Oil Corp.	1,923,596	143,404
	Valero Energy Corp.	5,979,636	138,249
*	Southwestern Energy Co.	3,654,510	136,788
*	Cameron International Corp.	2,557,717	129,753
	Consol Energy Inc.	2,384,305	116,211
*	FMC Technologies Inc.	1,265,330	112,500
	Pioneer Natural Resources Co.	1,225,007	106,355
	El Paso Corp.	7,423,434	102,146
*	Newfield Exploration Co.	1,408,890	101,595
	Noble Corp.	2,706,069	96,796
*	Concho Resources Inc.	921,509	80,789
	Cimarex Energy Co.	888,240	78,636
*	Ultra Petroleum Corp.	1,610,690	76,943
*	Denbury Resources Inc.	4,007,808	76,509
*	Alpha Natural Resources Inc.	1,273,394	76,442
	Range Resources Corp.	1,692,395	76,124
*	Nabors Industries Ltd.	3,014,065	70,710
	QEP Resources Inc.	1,852,925	67,280
	EQT Corp.	1,496,705	67,112
*	Whiting Petroleum Corp.	539,591	63,235
*	Pride International Inc.	1,852,728	61,140
	Arch Coal Inc.	1,716,978	60,197
*	Petrohawk Energy Corp.	3,194,758	58,304
*	Kinder Morgan Management LLC	866,813	57,972
	Massey Energy Co.	1,026,686	55,082
	Helmerich & Payne Inc.	1,120,041	54,300
	Sunoco Inc.	1,275,971	51,434
*	McDermott International Inc.	2,449,982	50,690
^	Diamond Offshore Drilling Inc.	735,848	49,206
*	Plains Exploration & Production Co.	1,482,863	47,659
*	Forest Oil Corp.	1,135,926	43,131
*	Rowan Cos. Inc.	1,212,623	42,333

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Core Laboratories NV	472,875	42,110
*	Oceaneering International Inc.	571,151	42,054
	Cabot Oil & Gas Corp.	1,101,934	41,708
	SM Energy Co.	667,546	39,338
	EXCO Resources Inc.	1,907,089	37,036
*	Dresser-Rand Group Inc.	856,777	36,490
*	Atlas Energy Inc.	826,724	36,351
	Patterson-UTI Energy Inc.	1,631,731	35,164
*	Oil States International Inc.	534,913	34,283
*	Brigham Exploration Co.	1,230,488	33,518
	Southern Union Co.	1,249,024	30,064
	Tidewater Inc.	545,482	29,369
*	Superior Energy Services Inc.	839,025	29,357
*	SandRidge Energy Inc.	3,850,073	28,183
*	Tesoro Corp.	1,513,116	28,053
*	Dril-Quip Inc.	336,300	26,137
	World Fuel Services Corp.	677,299	24,491
	Holly Corp.	568,628	23,183
*	Atwood Oceanics Inc.	620,203	23,177
	Berry Petroleum Co. Class A	513,585	22,444
*	Gran Tierra Energy Inc.	2,708,946	21,807
	CARBO Ceramics Inc.	209,862	21,729
	SEACOR Holdings Inc.	212,879	21,520
*	Rosetta Resources Inc.	560,921	21,113
*	Continental Resources Inc.	358,736	21,112
	Frontier Oil Corp.	1,131,169	20,372
*	Unit Corp.	434,814	20,210
	Lufkin Industries Inc.	318,670	19,882
*	Complete Production Services Inc.	665,845	19,676
*	Quicksilver Resources Inc.	1,275,742	18,804
*	Energy XXI Bermuda Ltd.	648,872	17,954
*	Key Energy Services Inc.	1,343,078	17,433
*	Swift Energy Co.	445,117	17,426
*	Bristow Group Inc.	365,391	17,301
*	Bill Barrett Corp.	417,288	17,163
*	Patriot Coal Corp.	829,976	16,077
*	Northern Oil and Gas Inc.	585,991	15,945
*	Exterran Holdings Inc.	641,100	15,354
*	Stone Energy Corp.	662,347	14,764
*	Oasis Petroleum Inc.	540,756	14,665
*	McMoRan Exploration Co.	849,201	14,555
*	International Coal Group Inc.	1,848,490	14,307
*	Cloud Peak Energy Inc.	610,478	14,181
*	ION Geophysical Corp.	1,596,300	13,537
*	Carrizo Oil & Gas Inc.	389,574	13,436
*	Helix Energy Solutions Group Inc.	1,066,949	12,953
*	Comstock Resources Inc.	505,118	12,406
	Overseas Shipholding Group Inc.	310,823	11,009
*	Cobalt International Energy Inc.	884,366	10,798
*	Kodiak Oil & Gas Corp.	1,606,759	10,605
*	USEC Inc.	1,605,008	9,662
*	Western Refining Inc.	902,716	9,551
*	James River Coal Co.	372,048	9,424
*	Tetra Technologies Inc.	791,536	9,396
*	Enbridge Energy Management LLC	136,854	8,738
*	Petroleum Development Corp.	204,141	8,617
	Contango Oil & Gas Co.	141,334	8,187
*,^	ATP Oil & Gas Corp.	486,626	8,146
	Penn Virginia Corp.	481,381	8,097
*	Rex Energy Corp.	554,426	7,568
	RPC Inc.	401,236	7,270
*	Global Industries Ltd.	1,002,544	6,948
*	Hornbeck Offshore Services Inc.	316,774	6,614
*	CVR Energy Inc.	434,730	6,599

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Tesco Corp.	413,284	6,563
*	Cal Dive International Inc.	1,129,433	6,404
*	Gulfmark Offshore Inc.	204,537	6,218
*	Gulfport Energy Corp.	284,124	6,151
*	Newpark Resources Inc.	937,808	5,777
*	Hercules Offshore Inc.	1,664,193	5,758
	Gulf Island Fabrication Inc.	202,166	5,697
*,^	Clean Energy Fuels Corp.	402,563	5,571
*	Clayton Williams Energy Inc.	65,351	5,488
*	Parker Drilling Co.	1,197,302	5,472
*	Venoco Inc.	295,430	5,451
*	Willbros Group Inc.	551,926	5,420
	W&T Offshore Inc.	301,766	5,393
*	Petroquest Energy Inc.	685,108	5,159
*	Resolute Energy Corp.	328,835	4,854
*	Pioneer Drilling Co.	539,682	4,755
*	Endeavour International Corp.	330,490	4,561
*	Goodrich Petroleum Corp.	257,162	4,536
*	Harvest Natural Resources Inc.	363,542	4,424
*,^	Rentech Inc.	3,502,532	4,273
*	T-3 Energy Services Inc.	103,866	4,137
*	Approach Resources Inc.	174,731	4,036
*	Warren Resources Inc.	892,081	4,032
*	Energy Partners Ltd.	253,036	3,760
*	Basic Energy Services Inc.	223,596	3,685
*,^	BPZ Resources Inc.	751,901	3,579
*	Callon Petroleum Co.	602,060	3,564
*	Vaalco Energy Inc.	474,801	3,400
*	Matrix Service Co.	272,655	3,321
*,^	Hyperdynamics Corp.	669,264	3,320
*	OYO Geospace Corp.	32,823	3,253
*	Allis-Chalmers Energy Inc.	455,449	3,229
*	Abraxas Petroleum Corp.	703,545	3,215
	General Maritime Corp.	860,059	2,795
	Crosstex Energy Inc.	308,004	2,729
*	Magnum Hunter Resources Corp.	357,097	2,571
*,^	Uranium Energy Corp.	423,741	2,559
*	Georesources Inc.	114,295	2,538
*,^	Delta Petroleum Corp.	3,232,657	2,457
*	Toreador Resources Corp.	157,156	2,439
*	Dawson Geophysical Co.	74,754	2,385
*	FX Energy Inc.	369,395	2,272
*	Vantage Drilling Co.	1,108,329	2,250
*	Bolt Technology Corp.	164,653	2,168
*	Uranium Resources Inc.	603,118	2,051
*	Syntroleum Corp.	1,104,399	2,043
*,^	Cheniere Energy Inc.	364,841	2,014
*,^	CAMAC Energy Inc.	1,006,186	2,002
*	Gastar Exploration Ltd.	440,314	1,893
^	Houston American Energy Corp.	102,589	1,856
	Panhandle Oil and Gas Inc. Class A	64,764	1,776
*	Natural Gas Services Group Inc.	88,668	1,677
*	REX American Resources Corp.	108,101	1,660
*	Bronco Drilling Co. Inc.	203,655	1,629
*	Oilsands Quest Inc.	3,834,423	1,611
*,^	GMX Resources Inc.	278,705	1,538
*	Double Eagle Petroleum Co.	286,284	1,406
*	PHI Inc.	74,237	1,399
*	Westmoreland Coal Co.	105,670	1,262
*,^	Green Plains Renewable Energy Inc.	103,852	1,169
*,^	L&L Energy Inc.	107,834	1,165
*	Seahawk Drilling Inc.	108,968	975
*	Union Drilling Inc.	123,367	898
^	Alon USA Energy Inc.	143,145	856

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	CREDO Petroleum Corp.	105,571	855
	Delek US Holdings Inc.	111,599	812
*	ENGlobal Corp.	215,766	803
*,^	Uranerz Energy Corp.	197,387	788
*	Mitcham Industries Inc.	64,385	744
*,^	Pacific Ethanol Inc.	906,818	654
*	RAM Energy Resources Inc.	355,533	654
*	Global Geophysical Services Inc.	52,067	540
*,^	Verenium Corp.	160,189	513
*,^	GeoGlobal Resources Inc.	609,855	482
*,^	Isramco Inc.	5,655	477
*	Gasco Energy Inc.	942,746	331
*	TGC Industries Inc.	78,239	297
*	China Integrated Energy Inc.	34,612	254
*	Barnwell Industries Inc.	63,061	231
*,^	China North East Petroleum Holdings Ltd.	39,366	227
*,^	BMB Munai Inc.	185,888	160
*	Contango ORE Inc.	14,513	152
*	HKN Inc.	37,464	131
*	Geokinetics Inc.	13,286	123
*,^	Sulphco Inc.	705,085	120
*	GeoMet Inc.	103,208	119
*,^	Tri-Valley Corp.	196,976	112
*,^	NGAS Resources Inc.	185,947	104
*	Evolution Petroleum Corp.	14,849	97
*,^	Cano Petroleum Inc.	227,469	88
	Adams Resources & Energy Inc.	1,304	31
*	Evergreen Energy Inc.	41,289	27
*	Cubic Energy Inc.	26,705	27
*	GreenHunter Energy Inc.	4,759	4
*	PrimeEnergy Corp.	190	4
			16,903,597
Financials (16.3%)
	JPMorgan Chase & Co.	41,827,829	1,774,336
	Wells Fargo & Co.	52,446,811	1,625,327
*	Citigroup Inc.	306,443,491	1,449,478
	Bank of America Corp.	105,803,854	1,411,423
	Goldman Sachs Group Inc.	5,177,573	870,661
*	Berkshire Hathaway Inc. Class B	7,785,640	623,708
	US Bancorp	20,220,570	545,349
	American Express Co.	11,421,553	490,213
	MetLife Inc.	9,866,764	438,479
	Bank of New York Mellon Corp.	12,802,708	386,642
	Morgan Stanley	13,258,190	360,755
	PNC Financial Services Group Inc.	5,540,638	336,428
	Simon Property Group Inc.	3,089,498	307,374
	Prudential Financial Inc.	4,906,314	288,050
	Aflac Inc.	4,968,803	280,390
	Travelers Cos. Inc.	4,959,724	276,306
	State Street Corp.	5,296,279	245,430
	CME Group Inc.	709,318	228,223
	ACE Ltd.	3,575,829	222,595
	Capital One Financial Corp.	4,819,585	205,122
	Chubb Corp.	3,318,746	197,930
	BB&T Corp.	7,311,775	192,227
	Franklin Resources Inc.	1,665,225	185,190
	Charles Schwab Corp.	10,707,907	183,212
	BlackRock Inc.	929,275	177,101
	T Rowe Price Group Inc.	2,703,239	174,467
	Allstate Corp.	5,390,455	171,848
	Marsh & McLennan Cos. Inc.	5,725,327	156,530
	SunTrust Banks Inc.	5,278,380	155,765
	Equity Residential	2,988,795	155,268

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Public Storage	1,524,786	154,644
	Ameriprise Financial Inc.	2,647,337	152,354
	Vornado Realty Trust	1,732,395	144,360
	AON Corp.	3,129,843	144,004
	HCP Inc.	3,854,078	141,792
	Loews Corp.	3,527,804	137,267
	Progressive Corp.	6,697,748	133,084
	Northern Trust Corp.	2,297,527	127,306
	Boston Properties Inc.	1,469,482	126,522
	Host Hotels & Resorts Inc.	6,999,520	125,081
	Fifth Third Bancorp	8,396,514	123,261
	Hartford Financial Services Group Inc.	4,450,130	117,884
	Invesco Ltd.	4,878,131	117,368
	Annaly Capital Management Inc.	6,546,443	117,312
	Principal Financial Group Inc.	3,382,641	110,139
	Weyerhaeuser Co.	5,658,135	107,108
	Discover Financial Services	5,736,603	106,299
	AvalonBay Communities Inc.	900,600	101,363
*	Berkshire Hathaway Inc. Class A	826	99,492
*	CIT Group Inc.	2,009,825	94,663
	Lincoln National Corp.	3,346,009	93,052
	Regions Financial Corp.	13,266,814	92,868
	Ventas Inc.	1,659,569	87,094
	ProLogis	5,885,317	84,984
	Unum Group	3,455,067	83,682
	NYSE Euronext	2,757,551	82,671
	New York Community Bancorp Inc.	4,370,959	82,393
	KeyCorp	9,299,794	82,303
*	IntercontinentalExchange Inc.	664,865	79,219
	XL Group plc Class A	3,613,699	78,851
	Comerica Inc.	1,862,808	78,685
	Kimco Realty Corp.	4,287,900	77,354
	M&T Bank Corp.	881,999	76,778
*,^	American International Group Inc.	1,284,810	74,031
	Health Care REIT Inc.	1,533,638	73,063
	General Growth Properties Inc.	4,475,397	69,279
*	Genworth Financial Inc. Class A	5,169,546	67,928
	Macerich Co.	1,376,562	65,208
*	SLM Corp.	5,130,489	64,593
	Plum Creek Timber Co. Inc.	1,709,680	64,028
	Hudson City Bancorp Inc.	5,007,369	63,794
*	CB Richard Ellis Group Inc. Class A	3,058,346	62,635
	Huntington Bancshares Inc.	9,111,385	62,595
	Willis Group Holdings plc	1,805,938	62,540
	PartnerRe Ltd.	759,802	61,050
	Leucadia National Corp.	2,052,551	59,893
	Legg Mason Inc.	1,636,370	59,351
	AMB Property Corp.	1,781,259	56,484
	Moody's Corp.	2,107,366	55,929
	SL Green Realty Corp.	827,431	55,860
	People's United Financial Inc.	3,975,458	55,696
*	Affiliated Managers Group Inc.	540,666	53,645
	Cincinnati Financial Corp.	1,630,148	51,659
	Torchmark Corp.	855,262	51,093
	Federal Realty Investment Trust	650,055	50,659
	Everest Re Group Ltd.	595,046	50,472
	Nationwide Health Properties Inc.	1,309,436	47,637
^	Digital Realty Trust Inc.	918,883	47,359
*	MSCI Inc. Class A	1,195,951	46,594
	TD Ameritrade Holding Corp.	2,438,358	46,304
*	Arch Capital Group Ltd.	525,600	46,279
	UDR Inc.	1,898,189	44,645
	Rayonier Inc.	849,083	44,594
	Zions Bancorporation	1,833,721	44,431

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Chimera Investment Corp.	10,672,659	43,865
Assurant Inc.	1,126,962	43,411
Axis Capital Holdings Ltd.	1,205,561	43,256
Realty Income Corp.	1,235,548	42,256
Alexandria Real Estate Equities Inc.	572,912	41,972
Reinsurance Group of America Inc. Class A	778,636	41,821
WR Berkley Corp.	1,413,502	38,702
Liberty Property Trust	1,208,787	38,584
Camden Property Trust	707,374	38,184
Jones Lang LaSalle Inc.	450,854	37,836
Eaton Vance Corp.	1,250,784	37,811
* Markel Corp.	98,976	37,426
* E*Trade Financial Corp.	2,328,475	37,256
RenaissanceRe Holdings Ltd.	580,670	36,983
Essex Property Trust Inc.	322,250	36,807
Marshall & Ilsley Corp.	5,304,826	36,709
Regency Centers Corp.	866,527	36,602
Old Republic International Corp.	2,626,557	35,800
HCC Insurance Holdings Inc.	1,225,067	35,453
Ares Capital Corp.	2,143,363	35,323
Cullen/Frost Bankers Inc.	576,055	35,208
Transatlantic Holdings Inc.	674,908	34,839
Raymond James Financial Inc.	1,052,208	34,407
* Popular Inc.	10,793,771	33,892
SEI Investments Co.	1,402,855	33,374
* NASDAQ OMX Group Inc.	1,399,941	33,193
Duke Realty Corp.	2,659,458	33,137
* First Horizon National Corp.	2,774,510	32,684
Senior Housing Properties Trust	1,486,965	32,624
Arthur J Gallagher & Co.	1,110,469	32,292
Waddell & Reed Financial Inc. Class A	908,252	32,052
Apartment Investment & Management Co.	1,235,184	31,917
Fidelity National Financial Inc. Class A	2,324,130	31,794
Developers Diversified Realty Corp.	2,251,941	31,730
Commerce Bancshares Inc.	794,761	31,576
Jefferies Group Inc.	1,177,788	31,364
First Niagara Financial Group Inc.	2,213,031	30,938
Brown & Brown Inc.	1,286,928	30,809
City National Corp.	498,932	30,614
Hospitality Properties Trust	1,306,982	30,113
BRE Properties Inc.	681,722	29,655
Taubman Centers Inc.	582,948	29,427
Assured Guaranty Ltd.	1,655,031	29,294
East West Bancorp Inc.	1,483,495	29,002
Weingarten Realty Investors	1,207,294	28,685
Mack-Cali Realty Corp.	837,559	27,690
White Mountains Insurance Group Ltd.	82,456	27,672
* American Capital Ltd.	3,627,405	27,423
Allied World Assurance Co. Holdings Ltd.	450,293	26,765
Associated Banc-Corp	1,757,686	26,629
American Financial Group Inc.	807,228	26,065
^ Federated Investors Inc. Class B	979,280	25,628
BioMed Realty Trust Inc.	1,373,725	25,620
Janus Capital Group Inc.	1,938,187	25,138
MFA Financial Inc.	2,992,424	24,418
Highwoods Properties Inc.	765,262	24,374
Protective Life Corp.	914,522	24,363
Corporate Office Properties Trust	696,020	24,326
Bank of Hawaii Corp.	513,564	24,245
CBL & Associates Properties Inc.	1,383,781	24,216
* SVB Financial Group	446,223	23,672
National Retail Properties Inc.	890,630	23,602
Aspen Insurance Holdings Ltd.	820,620	23,486
Valley National Bancorp	1,635,912	23,394

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Endurance Specialty Holdings Ltd.	499,423	23,008
	Entertainment Properties Trust	496,313	22,954
	Apollo Investment Corp.	2,071,948	22,936
	FirstMerit Corp.	1,153,916	22,836
	StanCorp Financial Group Inc.	504,141	22,757
	Omega Healthcare Investors Inc.	1,001,876	22,482
	Hanover Insurance Group Inc.	479,216	22,389
	Tanger Factory Outlet Centers	431,993	22,114
	American Campus Communities Inc.	693,242	22,017
	Fulton Financial Corp.	2,126,330	21,986
	Alterra Capital Holdings Ltd.	1,014,674	21,958
	Greenhill & Co. Inc.	267,818	21,875
	Home Properties Inc.	393,183	21,818
*	Forest City Enterprises Inc. Class A	1,305,449	21,788
*	Signature Bank	433,734	21,687
*,^	St. Joe Co.	990,456	21,641
	Mid-America Apartment Communities Inc.	340,735	21,633
	Erie Indemnity Co. Class A	326,376	21,368
*	Stifel Financial Corp.	341,205	21,168
	Synovus Financial Corp.	7,882,075	20,809
*	Alleghany Corp.	67,568	20,701
*	MBIA Inc.	1,717,861	20,597
	Washington Federal Inc.	1,204,519	20,380
	Kilroy Realty Corp.	558,826	20,380
	Washington Real Estate Investment Trust	654,838	20,293
	TCF Financial Corp.	1,366,618	20,240
	Piedmont Office Realty Trust Inc. Class A	993,583	20,011
*	ProAssurance Corp.	327,883	19,870
	Platinum Underwriters Holdings Ltd.	441,054	19,834
	Validus Holdings Ltd.	646,432	19,787
	LaSalle Hotel Properties	746,334	19,703
	CommonWealth REIT	771,093	19,671
*	MGIC Investment Corp.	1,929,561	19,662
	American Capital Agency Corp.	681,103	19,575
	CapitalSource Inc.	2,756,439	19,571
	DiamondRock Hospitality Co.	1,630,319	19,564
	Douglas Emmett Inc.	1,176,036	19,522
	Post Properties Inc.	519,178	18,846
	Prosperity Bancshares Inc.	473,896	18,615
	Equity Lifestyle Properties Inc.	309,902	17,333
	Westamerica Bancorporation	312,340	17,325
*	CNO Financial Group Inc.	2,548,124	17,276
	Iberiabank Corp.	285,761	16,897
^	Capitol Federal Financial Inc.	1,384,560	16,490
	Brandywine Realty Trust	1,408,069	16,404
	Trustmark Corp.	649,532	16,134
	Starwood Property Trust Inc.	729,163	15,662
	BOK Financial Corp.	291,108	15,545
	Webster Financial Corp.	785,057	15,466
	Extra Space Storage Inc.	886,112	15,418
*	Texas Capital Bancshares Inc.	716,824	15,247
	NewAlliance Bancshares Inc.	1,014,723	15,201
	Montpelier Re Holdings Ltd.	759,197	15,138
	Umpqua Holdings Corp.	1,228,622	14,965
	Delphi Financial Group Inc.	518,197	14,945
	First American Financial Corp.	998,748	14,921
	Hatteras Financial Corp.	482,236	14,597
	Whitney Holding Corp.	1,014,150	14,350
	UMB Financial Corp.	345,480	14,310
	Healthcare Realty Trust Inc.	671,689	14,220
*	Pinnacle Financial Partners Inc.	1,041,932	14,149
	Northwest Bancshares Inc.	1,185,305	13,939
	Potlatch Corp.	427,234	13,906
*	PHH Corp.	594,885	13,772

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Portfolio Recovery Associates Inc.	182,154	13,698
	Susquehanna Bancshares Inc.	1,390,139	13,457
	Cathay General Bancorp	799,571	13,353
*,^	iStar Financial Inc.	1,705,709	13,339
	DuPont Fabros Technology Inc.	624,232	13,277
*	Knight Capital Group Inc. Class A	957,722	13,207
*	Western Alliance Bancorp	1,788,562	13,164
	Unitrin Inc.	534,410	13,114
	Astoria Financial Corp.	941,544	13,097
*	Sunstone Hotel Investors Inc.	1,262,954	13,046
	Colonial Properties Trust	717,563	12,952
^	United Bankshares Inc.	442,442	12,919
	Medical Properties Trust Inc.	1,189,344	12,881
	BancorpSouth Inc.	804,738	12,836
*	Ezcorp Inc. Class A	469,414	12,735
*	Ashford Hospitality Trust Inc.	1,316,543	12,705
	Mercury General Corp.	293,840	12,638
*	MF Global Holdings Ltd.	1,488,930	12,447
	Argo Group International Holdings Ltd.	331,950	12,432
	EastGroup Properties Inc.	289,230	12,240
*	Strategic Hotels & Resorts Inc.	2,289,294	12,110
	FNB Corp.	1,231,911	12,097
	Wintrust Financial Corp.	365,976	12,088
	National Health Investors Inc.	268,009	12,066
	DCT Industrial Trust Inc.	2,250,175	11,948
	Old National Bancorp	999,058	11,879
	Symetra Financial Corp.	866,870	11,876
	Redwood Trust Inc.	793,699	11,850
	Cash America International Inc.	318,034	11,745
	PS Business Parks Inc.	210,168	11,711
	International Bancshares Corp.	582,973	11,677
	Glacier Bancorp Inc.	770,057	11,636
	Radian Group Inc.	1,424,616	11,497
	First Financial Bancorp	621,166	11,479
	Invesco Mortgage Capital Inc.	517,998	11,313
	Tower Group Inc.	438,261	11,211
	Lexington Realty Trust	1,388,241	11,037
	Hancock Holding Co.	313,027	10,912
	Sovran Self Storage Inc.	295,782	10,888
	Franklin Street Properties Corp.	762,580	10,867
	First Citizens BancShares Inc. Class A	56,225	10,629
	Community Bank System Inc.	372,336	10,340
*	PMI Group Inc.	3,053,548	10,077
	Selective Insurance Group Inc.	545,063	9,893
	Capstead Mortgage Corp.	777,429	9,788
	National Penn Bancshares Inc.	1,196,868	9,611
	RLI Corp.	181,140	9,523
	Getty Realty Corp.	289,794	9,065
	KBW Inc.	324,336	9,055
	Hersha Hospitality Trust Class A	1,371,065	9,049
	MB Financial Inc.	522,425	9,048
	Ramco-Gershenson Properties Trust	723,343	9,006
	Infinity Property & Casualty Corp.	145,480	8,991
	NBT Bancorp Inc.	371,004	8,960
	Cousins Properties Inc.	1,060,742	8,847
	Prospect Capital Corp.	817,295	8,827
	TFS Financial Corp.	974,890	8,793
*	Piper Jaffray Cos.	248,165	8,688
	First Midwest Bancorp Inc.	750,881	8,650
	Alexander's Inc.	20,932	8,630
	U-Store-It Trust	904,433	8,619
	Anworth Mortgage Asset Corp.	1,224,286	8,570
*	Nara Bancorp Inc.	866,829	8,512
	First Financial Bankshares Inc.	164,430	8,416

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Columbia Banking System Inc.	398,864	8,400
Equity One Inc.	461,167	8,384
* First Cash Financial Services Inc.	268,620	8,325
LTC Properties Inc.	294,339	8,265
* World Acceptance Corp.	155,374	8,204
American National Insurance Co.	95,392	8,167
PrivateBancorp Inc. Class A	567,774	8,165
Employers Holdings Inc.	461,499	8,067
Investors Real Estate Trust	891,322	7,995
* FelCor Lodging Trust Inc.	1,135,596	7,995
* Dollar Financial Corp.	274,972	7,872
* Investment Technology Group Inc.	479,895	7,856
CVB Financial Corp.	900,704	7,809
Provident Financial Services Inc.	512,184	7,749
Park National Corp.	105,548	7,670
City Holding Co.	208,581	7,557
Interactive Brokers Group Inc.	422,683	7,532
S&T Bancorp Inc.	327,037	7,388
Acadia Realty Trust	405,014	7,387
PacWest Bancorp	344,435	7,364
* Greenlight Capital Re Ltd. Class A	271,744	7,285
Fifth Street Finance Corp.	598,076	7,261
Horace Mann Educators Corp.	402,468	7,261
BlackRock Kelso Capital Corp.	654,912	7,243
* Ocwen Financial Corp.	758,301	7,234
* Navigators Group Inc.	142,726	7,186
First Potomac Realty Trust	426,462	7,173
optionsXpress Holdings Inc.	457,443	7,168
* FBR Capital Markets Corp.	1,871,666	7,150
* Hilltop Holdings Inc.	701,116	6,955
Government Properties Income Trust	259,605	6,955
Solar Capital Ltd.	275,700	6,832
Nelnet Inc. Class A	285,901	6,773
* Altisource Portfolio Solutions SA	235,002	6,747
Pebblebrook Hotel Trust	328,446	6,674
Pennsylvania Real Estate Investment Trust	457,924	6,654
* Internet Capital Group Inc.	463,342	6,589
Inland Real Estate Corp.	746,477	6,569
Safety Insurance Group Inc.	136,270	6,482
Cypress Sharpridge Investments Inc.	501,538	6,475
Bank of the Ozarks Inc.	147,284	6,385
* National Financial Partners Corp.	471,973	6,324
Sterling Bancshares Inc.	898,176	6,305
First Commonwealth Financial Corp.	866,769	6,137
* Kindred Healthcare Inc.	333,212	6,121
Chemical Financial Corp.	274,777	6,086
MarketAxess Holdings Inc.	290,603	6,047
Primerica Inc.	247,488	6,002
MCG Capital Corp.	857,507	5,977
Glimcher Realty Trust	711,196	5,974
Saul Centers Inc.	125,616	5,948
Compass Diversified Holdings	335,522	5,935
* Forestar Group Inc.	306,317	5,912
American Equity Investment Life Holding Co.	470,714	5,907
Trustco Bank Corp. NY	929,223	5,891
Brookline Bancorp Inc.	537,438	5,831
Oritani Financial Corp.	473,130	5,791
* Investors Bancorp Inc.	440,732	5,782
Wilmington Trust Corp.	1,331,296	5,778
Harleysville Group Inc.	151,197	5,555
* Pico Holdings Inc.	172,507	5,486
Sun Communities Inc.	164,310	5,473
* Enstar Group Ltd.	64,539	5,459
* Credit Acceptance Corp.	86,250	5,414

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Safeguard Scientifics Inc.	312,864	5,344
Hercules Technology Growth Capital Inc.	512,501	5,309
Meadowbrook Insurance Group Inc.	504,623	5,172
* CNA Surety Corp.	218,166	5,166
BGC Partners Inc. Class A	617,177	5,129
Associated Estates Realty Corp.	333,546	5,100
Oriental Financial Group Inc.	406,416	5,076
Flagstone Reinsurance Holdings SA	400,770	5,050
Dime Community Bancshares Inc.	345,133	5,035
Evercore Partners Inc. Class A	146,160	4,969
* LPL Investment Holdings Inc.	129,685	4,717
Boston Private Financial Holdings Inc.	716,844	4,695
* AMERISAFE Inc.	264,523	4,629
TICC Capital Corp.	411,390	4,612
Home Bancshares Inc.	208,050	4,583
Resource Capital Corp.	620,721	4,581
Flushing Financial Corp.	325,917	4,563
* Newcastle Investment Corp.	679,970	4,556
SCBT Financial Corp.	135,267	4,430
^ Life Partners Holdings Inc.	231,534	4,429
* Hanmi Financial Corp.	3,822,786	4,396
* United Community Banks Inc.	2,223,070	4,335
Independent Bank Corp.	158,430	4,286
PennantPark Investment Corp.	347,901	4,258
Provident New York Bancorp	405,279	4,251
* Citizens Inc.	566,509	4,220
Duff & Phelps Corp. Class A	248,857	4,196
Amtrust Financial Services Inc.	234,638	4,106
United Fire & Casualty Co.	182,858	4,081
WesBanco Inc.	214,559	4,068
* Financial Engines Inc.	202,953	4,025
* FPIC Insurance Group Inc.	107,562	3,975
Community Trust Bancorp Inc.	135,460	3,923
Universal Health Realty Income Trust	106,490	3,890
Retail Opportunity Investments Corp.	390,712	3,872
Cohen & Steers Inc.	148,196	3,868
GAMCO Investors Inc.	80,498	3,865
* MPG Office Trust Inc.	1,398,047	3,845
FBL Financial Group Inc. Class A	132,494	3,799
* First Industrial Realty Trust Inc.	433,065	3,794
National Western Life Insurance Co. Class A	22,510	3,753
Artio Global Investors Inc. Class A	254,234	3,750
Simmons First National Corp. Class A	129,864	3,701
ViewPoint Financial Group	307,520	3,595
* Eagle Bancorp Inc.	248,297	3,583
1st Source Corp.	174,972	3,541
First Financial Corp.	100,169	3,520
Walter Investment Management Corp.	194,978	3,498
* TradeStation Group Inc.	517,531	3,493
Advance America Cash Advance Centers Inc.	611,314	3,448
* Ameris Bancorp	323,290	3,407
Washington Trust Bancorp Inc.	155,532	3,403
* Beneficial Mutual Bancorp Inc.	384,579	3,396
* Tejon Ranch Co.	122,758	3,382
^ TowneBank	206,776	3,286
* eHealth Inc.	231,332	3,283
Education Realty Trust Inc.	422,083	3,280
Sterling Bancorp	312,874	3,276
Cardinal Financial Corp.	281,331	3,272
GFI Group Inc.	695,920	3,264
* Virtus Investment Partners Inc.	71,536	3,246
Sandy Spring Bancorp Inc.	175,727	3,239
Arrow Financial Corp.	117,378	3,229
Wilshire Bancorp Inc.	420,248	3,202

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Southwest Bancorp Inc.	258,155	3,201
	Danvers Bancorp Inc.	177,875	3,143
	NorthStar Realty Finance Corp.	651,399	3,094
	SY Bancorp Inc.	125,486	3,081
	ESSA Bancorp Inc.	228,516	3,021
	OneBeacon Insurance Group Ltd. Class A	198,638	3,011
	Union First Market Bankshares Corp.	203,589	3,009
*	Tree.com Inc.	318,563	3,007
	Maiden Holdings Ltd.	382,138	3,004
	Federal Agricultural Mortgage Corp.	183,443	2,994
	WSFS Financial Corp.	62,751	2,977
	MVC Capital Inc.	203,610	2,973
	StellarOne Corp.	204,284	2,970
	CapLease Inc.	509,860	2,967
	Great Southern Bancorp Inc.	125,081	2,951
	Calamos Asset Management Inc. Class A	210,741	2,950
	Parkway Properties Inc.	167,966	2,943
*	Phoenix Cos. Inc.	1,154,119	2,931
	Renasant Corp.	172,660	2,920
	OceanFirst Financial Corp.	226,460	2,915
	Urstadt Biddle Properties Inc. Class A	149,268	2,903
	Camden National Corp.	79,681	2,887
	Agree Realty Corp.	109,810	2,876
	State Auto Financial Corp.	165,061	2,875
*	International Assets Holding Corp.	121,563	2,869
	CBOE Holdings Inc.	125,137	2,861
	Westfield Financial Inc.	306,241	2,833
	Abington Bancorp Inc.	237,373	2,832
	Republic Bancorp Inc. Class A	119,187	2,831
*	Global Indemnity plc	137,748	2,817
*	Bancorp Inc.	274,646	2,793
	Suffolk Bancorp	112,513	2,777
	Cedar Shopping Centers Inc.	439,376	2,764
*	LaBranche & Co. Inc.	763,327	2,748
	Bank Mutual Corp.	571,330	2,731
*	Gleacher & Co. Inc.	1,118,575	2,651
	Lakeland Financial Corp.	121,162	2,600
	Tompkins Financial Corp.	66,073	2,587
	SeaBright Holdings Inc.	279,283	2,575
	Two Harbors Investment Corp.	260,507	2,550
	Lakeland Bancorp Inc.	231,056	2,535
	First Mercury Financial Corp.	153,369	2,515
	Territorial Bancorp Inc.	123,105	2,451
*	Citizens Republic Bancorp Inc.	3,923,771	2,413
	Trico Bancshares	148,702	2,402
	One Liberty Properties Inc.	143,269	2,393
	National Bankshares Inc.	75,898	2,390
	Capital Southwest Corp.	22,916	2,379
	First Bancorp	155,351	2,378
	Southside Bancshares Inc.	112,820	2,377
*	Encore Capital Group Inc.	100,015	2,345
*	Primus Guaranty Ltd.	460,714	2,340
	Mission West Properties Inc.	346,917	2,321
	Northfield Bancorp Inc.	173,703	2,314
	Student Loan Corp.	71,084	2,306
	Consolidated-Tomoka Land Co.	78,805	2,277
	Kite Realty Group Trust	416,557	2,254
	Donegal Group Inc. Class A	155,039	2,245
*,^	Taylor Capital Group Inc.	169,766	2,232
	Colony Financial Inc.	111,342	2,229
*	First Marblehead Corp.	1,024,591	2,223
	Winthrop Realty Trust	171,536	2,194
	First Merchants Corp.	246,231	2,182
*	Virginia Commerce Bancorp Inc.	352,230	2,177

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Bancfirst Corp.	52,763	2,173
	First of Long Island Corp.	74,558	2,155
	Univest Corp. of Pennsylvania	112,133	2,150
	Chesapeake Lodging Trust	113,981	2,144
	Mercer Insurance Group Inc.	76,546	2,143
*	RAIT Financial Trust	977,927	2,142
	Medallion Financial Corp.	256,133	2,100
	MainSource Financial Group Inc.	201,259	2,095
*	Seacoast Banking Corp. of Florida	1,431,759	2,090
*	Flagstar Bancorp Inc.	1,282,122	2,090
	Cogdell Spencer Inc.	357,782	2,075
	Diamond Hill Investment Group Inc.	28,644	2,072
	West Bancorporation Inc.	264,693	2,062
	Berkshire Hills Bancorp Inc.	93,022	2,056
*	Center Financial Corp.	268,350	2,034
	Hudson Valley Holding Corp.	80,895	2,003
	Baldwin & Lyons Inc.	84,992	2,000
	Gladstone Capital Corp.	173,361	1,997
	National Interstate Corp.	90,476	1,936
*	NewStar Financial Inc.	181,425	1,918
	Pennymac Mortgage Investment Trust	105,048	1,907
	Monmouth Real Estate Investment Corp. Class A	222,826	1,894
^	Kohlberg Capital Corp.	270,549	1,886
	Bryn Mawr Bank Corp.	107,921	1,883
*	Metro Bancorp Inc.	170,489	1,877
	Presidential Life Corp.	187,852	1,865
	Westwood Holdings Group Inc.	46,631	1,863
	Oppenheimer Holdings Inc. Class A	70,989	1,861
*	Harris & Harris Group Inc.	424,111	1,858
^	German American Bancorp Inc.	99,792	1,838
	Peoples Bancorp Inc.	117,282	1,835
	Sanders Morris Harris Group Inc.	252,248	1,829
*	HFF Inc. Class A	185,760	1,794
*	Arbor Realty Trust Inc.	296,498	1,767
	BankFinancial Corp.	181,200	1,767
	Gladstone Commercial Corp.	93,285	1,757
	First Busey Corp.	370,595	1,742
	Orrstown Financial Services Inc.	62,717	1,719
	Merchants Bancshares Inc.	60,951	1,680
	EMC Insurance Group Inc.	72,761	1,647
	NGP Capital Resources Co.	176,578	1,625
	Heartland Financial USA Inc.	92,975	1,623
*	Meridian Interstate Bancorp Inc.	137,476	1,621
	SWS Group Inc.	318,400	1,608
	Stewart Information Services Corp.	138,520	1,597
	Apollo Commercial Real Estate Finance Inc.	97,497	1,594
*,^	BankAtlantic Bancorp Inc. Class A	1,378,004	1,585
	US Global Investors Inc. Class A	193,434	1,573
*	West Coast Bancorp	555,448	1,566
	Ames National Corp.	71,756	1,555
	Penns Woods Bancorp Inc.	38,938	1,550
	Main Street Capital Corp.	84,529	1,538
	First Community Bancshares Inc.	102,856	1,537
	Triangle Capital Corp.	80,493	1,529
	Capital City Bank Group Inc.	119,238	1,502
	First Bancorp Inc.	94,736	1,496
	United Financial Bancorp Inc.	97,015	1,481
*	Guaranty Bancorp	1,017,076	1,434
	Financial Institutions Inc.	75,535	1,433
*	Sun Bancorp Inc.	304,525	1,413
	Bancorp Rhode Island Inc.	48,492	1,411
	First Financial Holdings Inc.	121,661	1,400
^	CompuCredit Holdings Corp.	199,933	1,396
*	Penson Worldwide Inc.	278,463	1,362

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Center Bancorp Inc.	164,991	1,338
*	Thomas Properties Group Inc.	313,154	1,321
	American National Bankshares Inc.	54,738	1,289
*	Fox Chase Bancorp Inc.	108,506	1,286
*	Ladenburg Thalmann Financial Services Inc.	1,054,302	1,234
	Gladstone Investment Corp.	160,589	1,228
	ESB Financial Corp.	75,364	1,224
*	Marlin Business Services Corp.	93,245	1,180
*	American Safety Insurance Holdings Ltd.	55,077	1,178
	Hudson Pacific Properties Inc.	77,585	1,168
	Banner Corp.	493,319	1,144
*	BRT Realty Trust	155,302	1,117
	Centerstate Banks Inc.	140,787	1,115
	Rome Bancorp Inc.	87,865	1,056
	Eastern Insurance Holdings Inc.	86,042	1,025
	Arlington Asset Investment Corp. Class A	42,216	1,013
*	Kennedy-Wilson Holdings Inc.	101,032	1,009
	Resource America Inc. Class A	145,651	998
*	Maui Land & Pineapple Co. Inc.	197,804	985
	Asta Funding Inc.	121,223	982
	Kansas City Life Insurance Co.	29,619	978
*,^	Macatawa Bank Corp.	233,210	961
	Home Federal Bancorp Inc.	77,515	951
	CoBiz Financial Inc.	155,405	945
	Peapack Gladstone Financial Corp.	72,003	940
	State Bancorp Inc.	99,414	920
	Epoch Holding Corp.	58,832	914
	Washington Banking Co.	65,948	904
	First Interstate Bancsystem Inc.	58,590	893
*	Heritage Financial Corp.	63,776	888
*,^	Pacific Mercantile Bancorp	238,218	884
^	Mercantile Bank Corp.	106,928	867
	TF Financial Corp.	38,607	862
	Indiana Community Bancorp	50,871	862
*	Cowen Group Inc. Class A	184,036	858
	Citizens & Northern Corp.	56,770	844
	UMH Properties Inc.	82,174	838
	Century Bancorp Inc. Class A	30,764	824
	THL Credit Inc.	62,183	809
	Shore Bancshares Inc.	75,769	799
	Alliance Financial Corp.	23,512	761
*	Asset Acceptance Capital Corp.	127,569	756
	Comm Bancorp Inc.	17,113	754
	Kaiser Federal Financial Group Inc.	64,777	750
	Bank of Marin Bancorp	21,388	749
	PMC Commercial Trust	87,413	741
*	Republic First Bancorp Inc.	303,377	737
	Enterprise Financial Services Corp.	70,293	735
	Horizon Bancorp	26,874	719
	Norwood Financial Corp.	25,756	715
*	NewBridge Bancorp	150,661	702
	Bridge Bancorp Inc.	27,866	687
*	Crawford & Co. Class B	201,129	684
*	Cape Bancorp Inc.	79,328	674
	Dynex Capital Inc.	60,634	662
*	First Acceptance Corp.	367,126	653
	Pacific Continental Corp.	64,372	648
	Alliance Bancorp Inc. of Pennsylvania	70,053	636
	United Security Bancshares	56,459	631
	First Financial Northwest Inc.	157,098	630
*,^	Central Pacific Financial Corp.	410,655	628
	Urstadt Biddle Properties Inc.	37,652	625
	First South Bancorp Inc.	96,445	624
*	Grubb & Ellis Co.	489,090	621

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Sierra Bancorp	56,574	607
	ECB Bancorp Inc.	44,979	606
	Rockville Financial Inc.	49,126	600
*	Hallmark Financial Services	65,122	593
	Excel Trust Inc.	48,484	587
*	1st United Bancorp Inc.	84,871	586
*,^	First BanCorp	1,274,256	586
	CFS Bancorp Inc.	110,786	579
	Cheviot Financial Corp.	63,085	561
*	Avatar Holdings Inc.	28,277	560
*	Waterstone Financial Inc.	168,127	546
*,^	BancTrust Financial Group Inc.	204,604	546
	Provident Financial Holdings Inc.	74,909	542
*	Intervest Bancshares Corp. Class A	182,810	537
	CreXus Investment Corp.	40,820	535
*	Gramercy Capital Corp.	227,370	525
*	Stratus Properties Inc.	57,847	525
*,^	Cascade Bancorp	61,545	520
	Federal Agricultural Mortgage Corp. Class A	38,986	513
*,^	Green Bankshares Inc.	159,807	511
	Codorus Valley Bancorp Inc.	53,978	511
*	Heritage Commerce Corp.	109,781	493
	Eastern Virginia Bankshares Inc.	126,332	487
	Cohen & Co. Inc.	109,238	474
	Firstbank Corp.	80,504	472
	Pulaski Financial Corp.	61,804	468
	Middleburg Financial Corp.	31,462	450
	Universal Insurance Holdings Inc.	90,682	442
*	AmeriServ Financial Inc.	275,908	436
	Roma Financial Corp.	41,112	436
	MutualFirst Financial Inc.	46,295	431
*	First Defiance Financial Corp.	36,169	430
	Meta Financial Group Inc.	30,814	422
	JMP Group Inc.	54,896	419
^	First Pactrust Bancorp Inc.	30,534	405
	Commercial National Financial Corp.	21,484	399
	Citizens South Banking Corp.	91,570	394
	Hingham Institution for Savings	8,966	391
	Ohio Valley Banc Corp.	20,002	390
	First United Corp.	111,713	383
	LNB Bancorp Inc.	77,935	380
	CNB Financial Corp.	25,231	374
	Parkvale Financial Corp.	40,091	364
^	Bar Harbor Bankshares	12,448	363
*,^	Sterling Financial Corp.	18,760	356
	Investors Title Co.	11,410	355
*	First Place Financial Corp.	134,971	352
	Independence Holding Co.	42,852	345
	New Hampshire Thrift Bancshares Inc.	24,649	309
*	Unity Bancorp Inc.	48,676	304
	HopFed Bancorp Inc.	32,661	293
*	Terreno Realty Corp.	15,835	284
*	Doral Financial Corp.	201,702	278
^	Old Second Bancorp Inc.	166,779	269
	Ameriana Bancorp	68,086	263
	Hawthorn Bancshares Inc.	29,943	257
*	Home Bancorp Inc.	18,581	257
*	United Community Financial Corp.	198,152	256
	C&F Financial Corp.	10,410	236
*	Encore Bancshares Inc.	23,000	236
	QC Holdings Inc.	61,199	229
*	Cadence Financial Corp.	92,632	228
	VIST Financial Corp.	31,796	228
	Wayne Savings Bancshares Inc.	24,050	216

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	Anchor Bancorp Wisconsin Inc.	178,580	214
	Legacy Bancorp Inc.	16,238	213
*	ZipRealty Inc.	81,054	211
*	Preferred Bank	119,653	211
	Capital Bank Corp.	83,181	207
	Tower Bancorp Inc.	9,373	207
	Peoples Financial Corp.	13,467	202
*	Yadkin Valley Financial Corp.	111,047	201
*	American Independence Corp.	41,127	199
*,^	Capital Trust Inc. Class A	127,823	198
*,^	Premierwest Bancorp	581,721	195
	Farmers Capital Bank Corp.	39,550	193
*	MBT Financial Corp.	105,290	187
	Old Point Financial Corp.	15,350	186
	First M&F Corp.	48,598	179
*	Consumer Portfolio Services Inc.	150,448	179
*,^	Integra Bank Corp.	241,129	174
	Porter Bancorp Inc.	16,831	174
*	Jefferson Bancshares Inc.	53,095	172
*	BCSB Bancorp Inc.	14,689	165
	Midsouth Bancorp Inc.	10,078	155
*,^	Hampton Roads Bankshares Inc.	297,411	155
	Citizens Holding Co.	7,250	153
*,^	United Security Bancshares	39,385	148
	Golub Capital BDC Inc.	8,634	148
*	HMN Financial Inc.	48,991	138
	Chatham Lodging Trust	7,535	130
*	Colony Bankcorp Inc.	32,093	130
*	WSB Holdings Inc.	54,365	126
*	North Valley Bancorp	14,600	122
*	Camco Financial Corp.	81,365	119
*	Vestin Realty Mortgage II Inc.	74,073	107
*,^	Superior Bancorp	186,854	107
*	Southern Community Financial Corp.	90,201	99
*	Crawford & Co. Class A	39,173	95
*	United Western Bancorp Inc.	315,394	91
*	Royal Bancshares of Pennsylvania Inc.	64,104	87
*	Rodman & Renshaw Capital Group Inc.	30,710	82
*,^	Capitol Bancorp Ltd.	140,497	73
*	Bank of Granite Corp.	135,374	71
*	Transcontinental Realty Investors Inc.	10,488	70
*	Atlantic Coast Federal Corp.	35,849	61
^	Auburn National Bancorporation Inc.	2,872	58
*	First Security Group Inc.	57,626	52
	HF Financial Corp.	4,851	52
	California First National Bancorp	3,617	52
	Oneida Financial Corp.	5,232	41
	Prudential Bancorp Inc. of Pennsylvania	6,528	39
	Landmark Bancorp Inc.	2,271	39
*	Nicholas Financial Inc.	3,793	38
*	Firstcity Financial Corp.	4,455	36
*	Independent Bank Corp.	27,468	36
*	Community Capital Corp.	13,074	34
	Northeast Bancorp	2,088	32
	United Bancshares Inc.	2,815	27
	National Security Group Inc.	1,748	21
	Community Bankers Trust Corp.	19,449	20
*	Valley National Bancorp Warrants Exp. 06/30/2015	6,511	18
	Wilber Corp.	1,734	18
*	Summit Financial Group Inc.	4,007	15
	Bank of Kentucky Financial Corp.	763	15
*	TIB Financial Corp. Rights Exp. 01/10/2011	1,032,930	13
	21st Century Holding Co.	3,118	10
	SI Financial Group Inc.	1,087	10

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Northrim BanCorp Inc.	453	9
GAINSCO Inc.	711	6
Monroe Bancorp	358	5
* Salisbury Bancorp Inc.	189	5
* Severn Bancorp Inc.	1,059	4
Brooklyn Federal Bancorp Inc.	2,576	3
* Union Bankshares Inc.	175	3
* Tower Financial Corp.	376	3
WVS Financial Corp.	189	2
* Mid Penn Bancorp Inc.	176	1
Community Bank Shares of Indiana Inc.	78	1
* 1st Constitution Bancorp	70	1
* First Citizens Banc Corp.	146	1
Peoples Bancorp of North Carolina Inc.	100	1
* Bridge Capital Holdings	51	—
Timberland Bancorp Inc.	100	—
		24,473,609
Health Care (11.1%)
Johnson & Johnson	29,056,092	1,797,119
Pfizer Inc.	84,795,299	1,484,766
Merck & Co. Inc.	32,422,657	1,168,513
Abbott Laboratories	16,280,003	779,975
* Amgen Inc.	10,108,959	554,982
Bristol-Myers Squibb Co.	18,083,519	478,852
UnitedHealth Group Inc.	11,856,139	428,125
Medtronic Inc.	11,420,624	423,591
Eli Lilly & Co.	10,944,207	383,485
* Gilead Sciences Inc.	8,849,718	320,714
Baxter International Inc.	6,166,983	312,173
* Express Scripts Inc.	5,438,023	293,925
* Celgene Corp.	4,960,331	293,354
* Medco Health Solutions Inc.	4,575,544	280,344
Covidien plc	5,292,097	241,637
* WellPoint Inc.	4,217,696	239,818
* Thermo Fisher Scientific Inc.	4,298,798	237,981
Allergan Inc.	3,245,350	222,858
Becton Dickinson and Co.	2,449,416	207,025
McKesson Corp.	2,758,691	194,157
* Genzyme Corp.	2,688,964	191,454
* Biogen Idec Inc.	2,550,814	171,032
Stryker Corp.	3,139,316	168,581
* Agilent Technologies Inc.	3,670,254	152,059
* St. Jude Medical Inc.	3,555,759	152,009
Cardinal Health Inc.	3,702,476	141,842
Aetna Inc.	4,407,480	134,472
* Boston Scientific Corp.	16,020,185	121,273
* Zimmer Holdings Inc.	2,122,205	113,920
* Life Technologies Corp.	1,935,970	107,446
CIGNA Corp.	2,921,703	107,110
* Intuitive Surgical Inc.	414,976	106,960
AmerisourceBergen Corp. Class A	2,948,312	100,596
* Hospira Inc.	1,766,968	98,402
* Humana Inc.	1,789,570	97,961
* Edwards Lifesciences Corp.	1,197,158	96,778
* Forest Laboratories Inc.	3,019,258	96,556
* Laboratory Corp. of America Holdings	1,087,082	95,576
CR Bard Inc.	990,192	90,870
* Varian Medical Systems Inc.	1,286,100	89,101
Quest Diagnostics Inc.	1,590,847	85,858
* Illumina Inc.	1,311,368	83,062
* Alexion Pharmaceuticals Inc.	952,172	76,697
* Waters Corp.	973,511	75,652
* DaVita Inc.	1,085,299	75,417
* Vertex Pharmaceuticals Inc.	2,138,681	74,918

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Watson Pharmaceuticals Inc.	1,399,868	72,303
* Cerner Corp.	741,644	70,263
* Mylan Inc.	3,267,631	69,045
* CareFusion Corp.	2,349,314	60,377
* Henry Schein Inc.	965,236	59,256
* ResMed Inc.	1,596,402	55,299
Perrigo Co.	873,025	55,289
Beckman Coulter Inc.	731,790	55,053
* Mettler-Toledo International Inc.	358,671	54,235
* Dendreon Corp.	1,523,408	53,197
* Hologic Inc.	2,743,315	51,629
DENTSPLY International Inc.	1,435,710	49,058
* Cephalon Inc.	793,300	48,962
* Human Genome Sciences Inc.	1,985,054	47,423
* Endo Pharmaceuticals Holdings Inc.	1,221,073	43,604
* IDEXX Laboratories Inc.	614,198	42,515
* Coventry Health Care Inc.	1,569,833	41,444
Universal Health Services Inc. Class B	951,081	41,296
* Community Health Systems Inc.	996,017	37,221
* King Pharmaceuticals Inc.	2,641,333	37,111
* Allscripts Healthcare Solutions Inc.	1,881,902	36,264
* United Therapeutics Corp.	568,671	35,951
* Covance Inc.	685,170	35,225
* Tenet Healthcare Corp.	5,137,714	34,371
* Mednax Inc.	505,151	33,992
Pharmaceutical Product Development Inc.	1,201,448	32,607
PerkinElmer Inc.	1,244,203	32,125
Omnicare Inc.	1,251,615	31,778
* Alere Inc.	850,535	31,130
* Gen-Probe Inc.	520,179	30,352
Patterson Cos. Inc.	985,365	30,182
* BioMarin Pharmaceutical Inc.	1,085,244	29,226
* Kinetic Concepts Inc.	689,226	28,865
* Salix Pharmaceuticals Ltd.	612,162	28,747
* Health Net Inc.	1,032,225	28,169
Lincare Holdings Inc.	1,039,777	27,897
Cooper Cos. Inc.	491,648	27,699
Warner Chilcott plc Class A	1,197,688	27,020
Hill-Rom Holdings Inc.	675,806	26,606
* Health Management Associates Inc. Class A	2,675,274	25,522
* Charles River Laboratories International Inc.	699,555	24,862
Techne Corp.	378,201	24,836
* Onyx Pharmaceuticals Inc.	669,804	24,696
* Regeneron Pharmaceuticals Inc.	730,760	23,991
* AMERIGROUP Corp.	538,497	23,651
* Brookdale Senior Living Inc. Class A	1,094,276	23,428
STERIS Corp.	632,587	23,064
* Myriad Genetics Inc.	1,005,501	22,966
Teleflex Inc.	421,323	22,671
* Amylin Pharmaceuticals Inc.	1,536,019	22,595
* Dionex Corp.	185,262	21,863
* LifePoint Hospitals Inc.	584,148	21,467
* Bio-Rad Laboratories Inc. Class A	204,919	21,281
* Incyte Corp. Ltd.	1,284,341	21,269
* Emergency Medical Services Corp. Class A	322,103	20,811
* Healthsouth Corp.	986,189	20,424
* VCA Antech Inc.	872,545	20,322
Owens & Minor Inc.	674,625	19,854
* InterMune Inc.	532,812	19,394
* Catalyst Health Solutions Inc.	406,468	18,897
* HMS Holdings Corp.	290,684	18,828
* Sirona Dental Systems Inc.	442,513	18,488
Medicis Pharmaceutical Corp. Class A	645,227	17,286
* Haemonetics Corp.	269,305	17,015

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Magellan Health Services Inc.	357,289	16,893
*	Thoratec Corp.	586,209	16,601
	Masimo Corp.	565,759	16,447
*	Theravance Inc.	654,782	16,415
	Chemed Corp.	244,264	15,513
*	Talecris Biotherapeutics Holdings Corp.	656,542	15,297
*	American Medical Systems Holdings Inc.	809,397	15,265
	Quality Systems Inc.	216,425	15,111
*	Immucor Inc.	748,151	14,836
*	Pharmasset Inc.	341,233	14,813
	West Pharmaceutical Services Inc.	355,903	14,663
*	Cepheid Inc.	638,818	14,533
*	Par Pharmaceutical Cos. Inc.	375,347	14,455
*	Viropharma Inc.	834,016	14,445
*,^	athenahealth Inc.	343,009	14,056
*	Centene Corp.	553,975	14,038
*	Healthspring Inc.	522,221	13,854
*	PSS World Medical Inc.	610,134	13,789
*	WellCare Health Plans Inc.	453,561	13,707
*	Seattle Genetics Inc.	916,233	13,698
*	Cubist Pharmaceuticals Inc.	626,464	13,406
*	Parexel International Corp.	625,638	13,282
*	Volcano Corp.	484,507	13,232
*	Nektar Therapeutics	1,007,231	12,943
*	Alkermes Inc.	1,015,772	12,474
*	Align Technology Inc.	611,347	11,946
*	Bruker Corp.	707,395	11,743
*	Martek Biosciences Corp.	369,125	11,554
*	Impax Laboratories Inc.	573,239	11,528
*	Acorda Therapeutics Inc.	415,767	11,334
*	Auxilium Pharmaceuticals Inc.	528,233	11,146
*	Integra LifeSciences Holdings Corp.	232,076	10,977
*	NuVasive Inc.	419,676	10,765
*	Amedisys Inc.	306,503	10,268
	Invacare Corp.	338,799	10,218
*	NxStage Medical Inc.	404,687	10,069
	Meridian Bioscience Inc.	428,660	9,928
*	Isis Pharmaceuticals Inc.	977,840	9,896
*	Ariad Pharmaceuticals Inc.	1,921,101	9,798
*	Neogen Corp.	235,001	9,642
*	Cyberonics Inc.	310,531	9,633
*	Exelixis Inc.	1,133,075	9,303
*	MedAssets Inc.	452,349	9,133
*,^	Vivus Inc.	957,335	8,970
	Universal American Corp.	434,876	8,893
*	Momenta Pharmaceuticals Inc.	585,215	8,761
*,^	MannKind Corp.	1,086,740	8,759
	Computer Programs & Systems Inc.	186,500	8,736
*	Questcor Pharmaceuticals Inc.	584,495	8,610
*	Savient Pharmaceuticals Inc.	772,425	8,605
*,^	Protalix BioTherapeutics Inc.	836,218	8,345
*	Medivation Inc.	548,385	8,319
*	Halozyme Therapeutics Inc.	1,020,961	8,086
*	Gentiva Health Services Inc.	303,373	8,070
*	Targacept Inc.	296,594	7,860
*	Medicines Co.	544,277	7,691
*	HeartWare International Inc.	87,049	7,623
*	Arthrocare Corp.	241,586	7,504
	PDL BioPharma Inc.	1,177,819	7,338
*	DexCom Inc.	536,880	7,328
*	Amsurg Corp. Class A	348,086	7,292
*	Corvel Corp.	150,200	7,262
*,^	Geron Corp.	1,402,503	7,251
*	CONMED Corp.	271,418	7,174

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Celera Corp.	1,121,178	7,063
*	Luminex Corp.	385,310	7,043
*	Zoll Medical Corp.	187,249	6,971
*	Emeritus Corp.	350,760	6,913
*	Air Methods Corp.	116,501	6,555
*	MWI Veterinary Supply Inc.	101,867	6,433
*	Emergent Biosolutions Inc.	267,901	6,285
*	Accelrys Inc.	749,412	6,220
*	Wright Medical Group Inc.	398,343	6,186
	Analogic Corp.	124,913	6,184
	Landauer Inc.	102,732	6,161
*,^	Sequenom Inc.	750,228	6,017
*	Abaxis Inc.	223,385	5,998
*	Enzon Pharmaceuticals Inc.	489,935	5,962
*	Natus Medical Inc.	418,175	5,930
*	Hi-Tech Pharmacal Co. Inc.	236,683	5,905
*,^	Immunogen Inc.	623,832	5,777
*	Conceptus Inc.	408,820	5,642
*	Hanger Orthopedic Group Inc.	257,987	5,467
*	Insulet Corp.	351,620	5,450
*	Greatbatch Inc.	217,952	5,264
*	Molina Healthcare Inc.	188,239	5,242
	Cantel Medical Corp.	223,571	5,232
*	Affymetrix Inc.	1,033,247	5,197
*	Bio-Reference Labs Inc.	233,279	5,174
*	IPC The Hospitalist Co. Inc.	129,904	5,068
*	RehabCare Group Inc.	211,766	5,019
*	Micromet Inc.	615,745	5,000
*	Endologix Inc.	663,262	4,742
*	Merit Medical Systems Inc.	296,028	4,686
*,^	Immunomedics Inc.	1,301,854	4,661
*	Inspire Pharmaceuticals Inc.	549,504	4,616
*	AVANIR Pharmaceuticals Inc.	1,128,161	4,603
*	Nabi Biopharmaceuticals	791,251	4,581
*	Neurocrine Biosciences Inc.	597,078	4,562
*	Quidel Corp.	311,467	4,501
*	ICU Medical Inc.	122,722	4,479
*	Allos Therapeutics Inc.	950,241	4,381
*	LHC Group Inc.	144,537	4,336
*	Omnicell Inc.	296,696	4,287
*	Sunrise Senior Living Inc.	786,461	4,286
*,2	Matrixx Initiatives Inc.	505,277	4,275
*	Healthways Inc.	370,567	4,135
*	Five Star Quality Care Inc.	583,755	4,127
*	Ligand Pharmaceuticals Inc. Class B	458,493	4,090
*	Rigel Pharmaceuticals Inc.	538,133	4,052
*	Lexicon Pharmaceuticals Inc.	2,813,524	4,051
*	Orthofix International NV	139,697	4,051
*	Chindex International Inc.	244,185	4,027
*	PharMerica Corp.	350,158	4,009
*	AMAG Pharmaceuticals Inc.	220,538	3,992
*,^	Delcath Systems Inc.	401,534	3,935
*	SonoSite Inc.	123,996	3,918
*	NPS Pharmaceuticals Inc.	493,536	3,899
*,^	SIGA Technologies Inc.	277,854	3,890
*	Assisted Living Concepts Inc. Class A	117,072	3,808
*	eResearchTechnology Inc.	517,438	3,803
	Pain Therapeutics Inc.	562,536	3,797
	Sabra Healthcare REIT Inc.	205,559	3,782
*	Ardea Biosciences Inc.	143,965	3,743
*,^	Novavax Inc.	1,516,640	3,685
*	Alnylam Pharmaceuticals Inc.	371,071	3,659
*	Accuray Inc.	520,733	3,515
*	Rural/Metro Corp.	228,218	3,327

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Vanda Pharmaceuticals Inc.	346,499	3,278
*	Emdeon Inc. Class A	232,303	3,145
*	US Physical Therapy Inc.	157,111	3,114
*	Palomar Medical Technologies Inc.	219,065	3,113
*	Select Medical Holdings Corp.	418,892	3,062
*	BioScrip Inc.	583,607	3,052
*	Obagi Medical Products Inc.	262,752	3,035
*	Medidata Solutions Inc.	125,932	3,007
*	Angiodynamics Inc.	194,377	2,988
*	OraSure Technologies Inc.	518,460	2,981
*	BMP Sunstone Corp.	299,340	2,966
*	Genoptix Inc.	154,314	2,935
*	Triple-S Management Corp. Class B	152,416	2,908
	Ensign Group Inc.	116,309	2,893
*	Sangamo Biosciences Inc.	433,332	2,877
*	Spectrum Pharmaceuticals Inc.	417,418	2,868
*	Chelsea Therapeutics International Ltd.	381,565	2,862
*	Symmetry Medical Inc.	308,183	2,851
*	Depomed Inc.	442,551	2,815
*	Sciclone Pharmaceuticals Inc.	669,358	2,798
*	Optimer Pharmaceuticals Inc.	245,012	2,771
*	Sun Healthcare Group Inc.	210,941	2,670
*	Akorn Inc.	437,608	2,656
*	Kensey Nash Corp.	95,425	2,656
*	TomoTherapy Inc.	733,113	2,647
*	AMN Healthcare Services Inc.	430,841	2,645
	America Service Group Inc.	174,551	2,643
*	Almost Family Inc.	68,463	2,630
*	Opko Health Inc.	704,236	2,585
*	Synovis Life Technologies Inc.	158,298	2,550
*	Cross Country Healthcare Inc.	300,805	2,548
*	Spectranetics Corp.	492,162	2,540
*	Jazz Pharmaceuticals Inc.	125,285	2,466
*,^	StemCells Inc.	2,278,668	2,461
*	Cypress Bioscience Inc.	369,696	2,396
*,^	AVI BioPharma Inc.	1,125,578	2,386
*	ABIOMED Inc.	248,243	2,386
*	Durect Corp.	691,242	2,385
*,^	MAKO Surgical Corp.	154,572	2,353
	National Healthcare Corp.	50,747	2,348
*,^	Cadence Pharmaceuticals Inc.	309,439	2,336
*	Accretive Health Inc.	142,831	2,321
*	Vascular Solutions Inc.	197,290	2,312
*,^	Metabolix Inc.	189,724	2,309
*	CryoLife Inc.	410,635	2,226
*	XenoPort Inc.	260,998	2,224
*	Repligen Corp.	464,533	2,179
*,^	BioCryst Pharmaceuticals Inc.	416,950	2,156
	Young Innovations Inc.	66,915	2,142
*,^	Cel-Sci Corp.	2,583,034	2,125
*	Staar Surgical Co.	348,171	2,124
*	CardioNet Inc.	453,090	2,120
*,^	Clinical Data Inc.	132,785	2,113
*,^	Cell Therapeutics Inc.	5,783,694	2,111
*	Pozen Inc.	316,448	2,104
*	Arqule Inc.	356,211	2,091
*	Genomic Health Inc.	97,722	2,090
	Atrion Corp.	11,647	2,090
*	Synta Pharmaceuticals Corp.	340,076	2,081
*,^	Keryx Biopharmaceuticals Inc.	444,821	2,037
*	Vital Images Inc.	144,491	2,020
*	MAP Pharmaceuticals Inc.	120,538	2,018
*	IRIS International Inc.	196,045	2,006
*	American Dental Partners Inc.	147,261	1,989

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	CPEX Pharmaceuticals Inc.	80,736	1,948
*	Capital Senior Living Corp.	288,532	1,933
*	Cytokinetics Inc.	916,494	1,915
*	Alphatec Holdings Inc.	704,507	1,902
*	Exactech Inc.	100,427	1,890
*	Medcath Corp.	135,447	1,889
*	Enzo Biochem Inc.	357,044	1,885
*	Albany Molecular Research Inc.	333,285	1,873
*,^	Arena Pharmaceuticals Inc.	1,069,872	1,840
*	PDI Inc.	174,583	1,840
*	Orthovita Inc.	906,555	1,822
*	Progenics Pharmaceuticals Inc.	332,554	1,816
*	Rochester Medical Corp.	165,714	1,810
*	SuperGen Inc.	688,694	1,804
*,^	Orexigen Therapeutics Inc.	220,374	1,781
*	Skilled Healthcare Group Inc.	196,881	1,768
*	Stereotaxis Inc.	461,605	1,768
*	SurModics Inc.	147,671	1,753
*	Pharmacyclics Inc.	286,425	1,741
*	Idenix Pharmaceuticals Inc.	343,186	1,730
*	Unilife Corp.	322,249	1,708
*	Santarus Inc.	506,647	1,657
*	Kendle International Inc.	150,693	1,641
*	Exact Sciences Corp.	265,623	1,588
*	Cambrex Corp.	300,368	1,553
*	Cynosure Inc. Class A	148,504	1,519
*,^	Cerus Corp.	615,261	1,514
*	Allied Healthcare International Inc.	594,994	1,493
*	Dynavax Technologies Corp.	465,871	1,491
*	RTI Biologics Inc.	544,934	1,455
*	Medical Action Industries Inc.	150,759	1,444
*	Furiex Pharmaceuticals Inc.	97,450	1,408
*	Caliper Life Sciences Inc.	219,672	1,393
*	Anika Therapeutics Inc.	198,810	1,318
*	Alliance HealthCare Services Inc.	308,921	1,310
*	Dyax Corp.	602,927	1,290
*	Transcend Services Inc.	63,631	1,247
*	BioMimetic Therapeutics Inc.	97,590	1,239
*	Team Health Holdings Inc.	78,681	1,223
*,^	Peregrine Pharmaceuticals Inc.	530,502	1,220
*	Icad Inc.	895,631	1,218
*,^	ZIOPHARM Oncology Inc.	260,939	1,216
*,^	Osiris Therapeutics Inc.	145,254	1,131
*	PROLOR Biotech Inc.	172,421	1,116
*	Providence Service Corp.	68,709	1,104
*	Columbia Laboratories Inc.	482,053	1,094
*	Curis Inc.	550,362	1,090
*	Harvard Bioscience Inc.	263,074	1,076
*	LCA-Vision Inc.	186,543	1,073
*	Metropolitan Health Networks Inc.	238,724	1,067
	Psychemedics Corp.	129,048	1,056
	Utah Medical Products Inc.	39,566	1,055
*	Insmed Inc.	1,662,336	1,049
*	Cutera Inc.	119,615	992
*,^	GenVec Inc.	1,761,312	986
*	KV Pharmaceutical Co. Class A	371,986	949
*	Continucare Corp.	198,118	927
*,^	Cytori Therapeutics Inc.	178,066	924
*	Affymax Inc.	137,395	914
*	Myrexis Inc.	217,811	906
*	ISTA Pharmaceuticals Inc.	172,247	884
*	Merge Healthcare Inc.	228,827	853
*	Hansen Medical Inc.	579,348	852
*	Theragenics Corp.	548,813	829

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	Celldex Therapeutics Inc.	195,729	806
*	Ironwood Pharmaceuticals Inc.	75,858	785
	Maxygen Inc.	199,696	785
*	Corcept Therapeutics Inc.	199,387	770
*	Digirad Corp.	365,211	767
*	Array Biopharma Inc.	251,192	751
*	Vical Inc.	363,973	735
*	RadNet Inc.	255,771	721
*	Adolor Corp.	585,565	709
*,^	Hemispherx Biopharma Inc.	1,358,729	667
*	Strategic Diagnostics Inc.	356,430	638
*	Acadia Pharmaceuticals Inc.	524,981	625
*	Biolase Technology Inc.	347,253	604
*	Codexis Inc.	54,656	579
*,^	MELA Sciences Inc.	168,965	566
*,^	Biosante Pharmaceuticals Inc.	342,056	561
	Medtox Scientific Inc.	41,314	541
*,^	Biotime Inc.	64,333	536
*	Mediware Information Systems	48,549	522
*,^	Poniard Pharmaceuticals Inc.	995,330	518
*	Amicus Therapeutics Inc.	111,669	515
*	XOMA Ltd.	100,321	515
*,^	Oncothyreon Inc.	156,518	509
*	OncoGenex Pharmaceutical Inc.	29,890	502
*	Nanosphere Inc.	113,965	497
*	Zalicus Inc.	305,048	482
*,^	Inovio Pharmaceuticals Inc.	417,456	480
*,^	Arrowhead Research Corp.	523,663	469
*	Lannett Co. Inc.	83,308	466
*	Caraco Pharmaceutical Laboratories Ltd.	101,939	463
*	Orchid Cellmark Inc.	237,729	461
*	Infinity Pharmaceuticals Inc.	77,710	461
*	Dusa Pharmaceuticals Inc.	188,050	461
*,^	Aastrom Biosciences Inc.	178,067	456
*	Antigenics Inc.	441,872	442
*	AtriCure Inc.	40,471	414
*	Cumberland Pharmaceuticals Inc.	67,355	403
*	CombiMatrix Corp.	183,417	394
*	Synergetics USA Inc.	83,734	393
*	Solta Medical Inc.	126,289	385
*	Inhibitex Inc.	143,774	374
*	American Caresource Holdings Inc.	259,932	364
	Daxor Corp.	39,040	361
*	Alexza Pharmaceuticals Inc.	285,567	357
*	Anadys Pharmaceuticals Inc.	244,242	347
*	Entremed Inc.	67,712	345
*	Sucampo Pharmaceuticals Inc. Class A	88,035	338
*,^	Apricus Biosciences Inc.	94,262	327
*	Idera Pharmaceuticals Inc.	110,380	317
*	Telik Inc.	409,132	311
*	CytRx Corp.	295,669	299
*	Omeros Corp.	34,757	286
*	GTx Inc.	105,807	280
*	Discovery Laboratories Inc.	76,580	255
*	Hooper Holmes Inc.	334,146	236
	National Research Corp.	6,837	234
*,^	Biodel Inc.	125,695	230
*,^	ARCA Biopharma Inc.	71,706	227
*	Cardiovascular Systems Inc.	18,111	211
	MedQuist Inc.	24,216	209
*	Animal Health International Inc.	69,889	201
*	Bovie Medical Corp.	58,045	189
*	ThermoGenesis Corp.	48,994	171
*,^	BSD Medical Corp.	34,917	161

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Transcept Pharmaceuticals Inc.	21,369	158
*	AspenBio Pharma Inc.	201,074	121
*	Heska Corp.	24,368	121
*	Retractable Technologies Inc.	67,863	119
*,^	Repros Therapeutics Inc.	37,517	114
*	Capstone Therapeutics Corp.	195,643	113
*	TranS1 Inc.	47,024	97
*,^	RXi Pharmaceuticals Corp.	28,929	75
*	Biospecifics Technologies Corp.	2,567	66
*,^	OXiGENE Inc.	234,192	53
*	Vision-Sciences Inc.	36,045	50
*,^	Celsion Corp.	23,511	48
*	Pure Bioscience	21,685	48
*,^	Somaxon Pharmaceuticals Inc.	13,921	44
*	BioClinica Inc.	9,841	44
*	ProPhase Labs Inc.	29,309	35
*	IVAX Diagnostics Inc.	61,175	35
*	Acura Pharmaceuticals Inc.	9,753	32
*	Bionovo Inc.	27,526	31
*	SCOLR Pharma Inc.	81,873	30
*	ADVENTRX Pharmaceuticals Inc.	9,396	24
*	Sharps Compliance Corp.	4,824	21
*	NovaMed Inc.	1,242	14
*	ARYx Therapeutics Inc.	32,859	9
*	Molecular Insight Pharmaceuticals Inc.	17,708	3
*	MediciNova Inc.	570	3
*	KV Pharmaceutical Co. Class B	500	1
			16,737,903
Industrials (11.4%)
	General Electric Co.	112,779,731	2,062,741
	United Technologies Corp.	9,308,980	732,803
	Caterpillar Inc.	6,649,371	622,780
	3M Co.	7,145,461	616,653
	United Parcel Service Inc. Class B	7,646,821	555,006
	Union Pacific Corp.	5,248,035	486,283
	Boeing Co.	7,331,151	478,431
	Emerson Electric Co.	7,934,349	453,607
	Honeywell International Inc.	7,736,210	411,257
	Deere & Co.	4,469,600	371,200
	FedEx Corp.	3,153,964	293,350
	Danaher Corp.	5,854,143	276,140
	CSX Corp.	4,006,633	258,869
	Norfolk Southern Corp.	3,889,220	244,321
	General Dynamics Corp.	3,411,407	242,073
	Illinois Tool Works Inc.	4,516,836	241,199
	Lockheed Martin Corp.	3,251,972	227,345
	Cummins Inc.	1,993,141	219,265
	Tyco International Ltd.	5,251,171	217,609
	Precision Castparts Corp.	1,500,916	208,943
	PACCAR Inc.	3,461,952	198,785
	Northrop Grumman Corp.	2,949,407	191,063
	Raytheon Co.	3,924,855	181,878
	Waste Management Inc.	4,782,729	176,339
	Eaton Corp.	1,681,001	170,638
	Ingersoll-Rand plc	3,403,842	160,287
	Parker Hannifin Corp.	1,701,860	146,871
	CH Robinson Worldwide Inc.	1,751,488	140,452
	Fluor Corp.	1,888,060	125,103
	Expeditors International of Washington Inc.	2,240,531	122,333

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Republic Services Inc. Class A	4,038,782	120,598
Goodrich Corp.	1,323,017	116,518
Dover Corp.	1,970,583	115,181
Rockwell Automation Inc.	1,495,947	107,274
* Delta Air Lines Inc.	8,317,396	104,799
Cooper Industries plc	1,760,878	102,642
Southwest Airlines Co.	7,880,113	102,284
Rockwell Collins Inc.	1,660,131	96,719
ITT Corp.	1,840,074	95,886
Joy Global Inc.	1,089,778	94,538
WW Grainger Inc.	637,119	87,993
L-3 Communications Holdings Inc.	1,210,661	85,340
Fastenal Co.	1,403,260	84,069
* United Continental Holdings Inc.	3,342,701	79,623
Roper Industries Inc.	994,843	76,036
Bucyrus International Inc. Class A	812,998	72,682
Flowserve Corp.	591,729	70,546
* Stericycle Inc.	856,069	69,273
Textron Inc.	2,900,885	68,577
AMETEK Inc.	1,687,657	66,241
Pall Corp.	1,234,154	61,189
* Jacobs Engineering Group Inc.	1,328,834	60,927
Manpower Inc.	869,069	54,543
Pitney Bowes Inc.	2,187,245	52,888
* Kansas City Southern	1,081,411	51,756
KBR Inc.	1,654,274	50,406
* AGCO Corp.	984,696	49,885
Masco Corp.	3,809,236	48,225
Iron Mountain Inc.	1,919,765	48,013
Equifax Inc.	1,322,508	47,081
* Foster Wheeler AG	1,349,351	46,580
Donaldson Co. Inc.	779,416	45,424
Robert Half International Inc.	1,478,780	45,251
* Quanta Services Inc.	2,227,846	44,379
Avery Dennison Corp.	1,046,203	44,296
Dun & Bradstreet Corp.	528,041	43,347
Timken Co.	870,513	41,550
* WABCO Holdings Inc.	681,675	41,534
* Verisk Analytics Inc. Class A	1,201,751	40,956
Cintas Corp.	1,456,198	40,715
JB Hunt Transport Services Inc.	978,958	39,951
* Navistar International Corp.	684,579	39,644
RR Donnelley & Sons Co.	2,183,064	38,138
Pentair Inc.	1,044,390	38,131
Gardner Denver Inc.	553,391	38,084
* Owens Corning	1,222,276	38,074
* BE Aerospace Inc.	1,027,991	38,067
SPX Corp.	529,145	37,829
* URS Corp.	887,865	36,944
* Terex Corp.	1,150,346	35,707
* IHS Inc. Class A	442,998	35,613
* TransDigm Group Inc.	494,431	35,604
Snap-On Inc.	617,383	34,932
* Hertz Global Holdings Inc.	2,399,050	34,762
Kennametal Inc.	864,580	34,116
IDEX Corp.	866,509	33,898
* Oshkosh Corp.	960,481	33,847
Hubbell Inc. Class B	555,475	33,401
Waste Connections Inc.	1,169,812	32,205
* Babcock & Wilcox Co.	1,231,421	31,512
MSC Industrial Direct Co. Class A	478,412	30,948
* Shaw Group Inc.	891,104	30,503
Baldor Electric Co.	475,438	29,972
Nordson Corp.	326,170	29,969

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Ryder System Inc.	565,293	29,757
Lincoln Electric Holdings Inc.	453,369	29,591
* Corrections Corp. of America	1,175,870	29,467
Towers Watson & Co. Class A	548,464	28,553
* Copart Inc.	758,988	28,348
* AMR Corp.	3,553,795	27,684
* Aecom Technology Corp.	983,380	27,505
Regal-Beloit Corp.	410,959	27,436
Wabtec Corp.	513,904	27,180
* Thomas & Betts Corp.	558,908	26,995
Acuity Brands Inc.	459,637	26,507
* Alliant Techsystems Inc.	353,071	26,279
Carlisle Cos. Inc.	649,787	25,823
Graco Inc.	645,437	25,463
* GrafTech International Ltd.	1,281,619	25,427
* Kirby Corp.	548,206	24,148
Harsco Corp.	849,715	24,064
Covanta Holding Corp.	1,397,735	24,027
* WESCO International Inc.	453,743	23,958
* Spirit Aerosystems Holdings Inc. Class A	1,131,541	23,547
Woodward Governor Co.	620,120	23,292
Lennox International Inc.	490,305	23,187
CLARCOR Inc.	539,631	23,145
UTi Worldwide Inc.	1,085,661	23,016
Trinity Industries Inc.	847,881	22,562
Crane Co.	535,185	21,980
* Genesee & Wyoming Inc. Class A	414,005	21,922
* Esterline Technologies Corp.	319,267	21,899
* Alaska Air Group Inc.	381,784	21,643
Landstar System Inc.	528,472	21,636
* Clean Harbors Inc.	252,436	21,225
Toro Co.	342,791	21,130
Con-way Inc.	577,782	21,129
* EMCOR Group Inc.	708,674	20,537
Valmont Industries Inc.	225,013	19,965
* General Cable Corp.	557,215	19,553
* Sensata Technologies Holding NV	648,471	19,525
* ArvinMeritor Inc.	943,009	19,351
Actuant Corp. Class A	725,239	19,306
* Hexcel Corp.	1,039,530	18,805
* FTI Consulting Inc.	502,856	18,746
Triumph Group Inc.	206,429	18,457
Belden Inc.	500,335	18,422
Manitowoc Co. Inc.	1,404,608	18,414
* Geo Group Inc.	731,055	18,028
Alexander & Baldwin Inc.	440,382	17,629
* JetBlue Airways Corp.	2,661,402	17,592
GATX Corp.	494,804	17,457
* US Airways Group Inc.	1,729,873	17,316
* Avis Budget Group Inc.	1,097,845	17,082
* Teledyne Technologies Inc.	388,497	17,082
Watsco Inc.	270,247	17,047
Brady Corp. Class A	522,602	17,042
* Moog Inc. Class A	418,862	16,671
* Tetra Tech Inc.	660,053	16,541
* United Stationers Inc.	255,496	16,303
Curtiss-Wright Corp.	490,194	16,274
* EnerSys	498,989	16,028
* Middleby Corp.	189,013	15,956
AO Smith Corp.	406,320	15,473
* Atlas Air Worldwide Holdings Inc.	276,302	15,426
HNI Corp.	485,214	15,139
* United Rentals Inc.	647,394	14,728
Herman Miller Inc.	580,975	14,699

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	American Superconductor Corp.	513,531	14,682
	Kaydon Corp.	359,186	14,626
*	Old Dominion Freight Line Inc.	450,278	14,404
	Rollins Inc.	716,435	14,150
*	HUB Group Inc. Class A	397,945	13,984
	Corporate Executive Board Co.	367,343	13,794
	Brink's Co.	508,778	13,676
	Applied Industrial Technologies Inc.	408,045	13,253
	Mueller Industries Inc.	403,028	13,179
	Simpson Manufacturing Co. Inc.	424,820	13,131
*	Dollar Thrifty Automotive Group Inc.	276,225	13,054
*	II-VI Inc.	281,135	13,033
	Knight Transportation Inc.	672,197	12,772
*	TrueBlue Inc.	709,480	12,764
	Deluxe Corp.	550,930	12,682
*	Polypore International Inc.	308,088	12,548
*	USG Corp.	741,878	12,486
	ABM Industries Inc.	472,786	12,434
*	CoStar Group Inc.	211,248	12,159
*	DigitalGlobe Inc.	371,130	11,769
	Watts Water Technologies Inc. Class A	319,092	11,676
	Werner Enterprises Inc.	505,391	11,422
*	AAR Corp.	415,748	11,421
*	Insituform Technologies Inc. Class A	429,822	11,395
	Mine Safety Appliances Co.	365,296	11,372
*	Korn/Ferry International	476,092	11,002
	Healthcare Services Group Inc.	666,182	10,839
	ESCO Technologies Inc.	285,975	10,821
	Resources Connection Inc.	579,581	10,774
	Robbins & Myers Inc.	300,838	10,764
*	Orbital Sciences Corp.	617,753	10,582
	Briggs & Stratton Corp.	533,487	10,504
	Granite Construction Inc.	380,510	10,437
*	AirTran Holdings Inc.	1,376,555	10,173
*	GeoEye Inc.	236,676	10,033
	Forward Air Corp.	351,747	9,983
	Barnes Group Inc.	477,296	9,866
*	SYKES Enterprises Inc.	486,648	9,860
	Heartland Express Inc.	614,353	9,842
*	Chart Industries Inc.	282,362	9,538
	Skywest Inc.	582,974	9,106
*	EnPro Industries Inc.	218,917	9,098
	Raven Industries Inc.	186,829	8,910
*	MasTec Inc.	609,608	8,894
*	Blount International Inc.	559,477	8,817
	Applied Signal Technology Inc.	230,829	8,746
	American Science & Engineering Inc.	102,480	8,734
	Armstrong World Industries Inc.	202,216	8,695
*	Macquarie Infrastructure Co. LLC	410,579	8,692
*	Acacia Research - Acacia Technologies	331,250	8,593
	Allegiant Travel Co. Class A	174,329	8,584
*	Beacon Roofing Supply Inc.	468,594	8,374
	Cubic Corp.	174,220	8,214
	Interface Inc. Class A	524,821	8,213
*	Ceradyne Inc.	257,660	8,124
	Knoll Inc.	484,588	8,107
	Arkansas Best Corp.	295,175	8,094
	HEICO Corp. Class A	213,530	7,969
	Universal Forest Products Inc.	202,045	7,860
	CIRCOR International Inc.	182,267	7,706
*	SFN Group Inc.	788,194	7,693
	Steelcase Inc. Class A	716,338	7,572
*	RBC Bearings Inc.	193,556	7,564
	Ameron International Corp.	98,456	7,519

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Altra Holdings Inc.	372,410	7,396
*	Mobile Mini Inc.	371,805	7,321
	Administaff Inc.	249,137	7,300
	Unifirst Corp.	131,344	7,230
*	Sauer-Danfoss Inc.	255,537	7,219
	Lindsay Corp.	121,441	7,217
*	Dycom Industries Inc.	487,162	7,186
	Quanex Building Products Corp.	378,369	7,178
	Franklin Electric Co. Inc.	184,273	7,172
*	Griffon Corp.	555,289	7,074
*	Wabash National Corp.	594,029	7,039
	Mueller Water Products Inc. Class A	1,674,751	6,984
*	Interline Brands Inc.	303,792	6,917
	Kaman Corp.	237,031	6,891
	Albany International Corp.	288,971	6,846
*	Navigant Consulting Inc.	742,433	6,830
*,^	Harbin Electric Inc.	383,166	6,648
*	Advisory Board Co.	136,552	6,504
	Sun Hydraulics Corp.	170,756	6,455
	Tennant Co.	166,190	6,383
	Seaboard Corp.	3,173	6,317
*	Ladish Co. Inc.	128,850	6,263
	Badger Meter Inc.	140,591	6,217
*	Colfax Corp.	328,263	6,043
	Aircastle Ltd.	575,415	6,013
	TAL International Group Inc.	191,942	5,925
	Titan International Inc.	298,048	5,824
	National Presto Industries Inc.	44,773	5,821
*	Layne Christensen Co.	168,686	5,806
*	Kforce Inc.	358,442	5,800
*	Huron Consulting Group Inc.	218,401	5,777
	Comfort Systems USA Inc.	437,114	5,757
*	Kelly Services Inc. Class A	302,656	5,690
	McGrath Rentcorp	216,782	5,684
*,^	A123 Systems Inc.	592,984	5,657
	Heidrick & Struggles International Inc.	196,498	5,630
*	Amerco Inc.	58,518	5,620
	Tutor Perini Corp.	255,626	5,473
	US Ecology Inc.	313,183	5,443
	FreightCar America Inc.	185,616	5,372
*	Astec Industries Inc.	164,635	5,336
*	Consolidated Graphics Inc.	109,720	5,314
*,^	EnerNOC Inc.	221,346	5,292
	Encore Wire Corp.	210,466	5,278
*	Celadon Group Inc.	352,180	5,209
	Tredegar Corp.	265,475	5,145
*	Rush Enterprises Inc. Class A	249,407	5,098
	G&K Services Inc. Class A	163,103	5,042
*,^	Advanced Battery Technologies Inc.	1,295,920	4,989
*	Force Protection Inc.	895,444	4,934
*	3D Systems Corp.	151,199	4,761
	AAON Inc.	167,956	4,738
	NACCO Industries Inc. Class A	43,549	4,719
*	NN Inc.	380,938	4,708
	Ennis Inc.	275,079	4,704
*	Higher One Holdings Inc.	227,024	4,593
*	Team Inc.	189,272	4,580
*	Flow International Corp.	1,111,287	4,545
	John Bean Technologies Corp.	223,461	4,498
	EnergySolutions Inc.	794,762	4,427
	Viad Corp.	173,480	4,419
	Apogee Enterprises Inc.	324,190	4,367
	Cascade Corp.	92,273	4,363
*	Aerovironment Inc.	162,214	4,352

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Gorman-Rupp Co.	131,026	4,235
*	M&F Worldwide Corp.	181,846	4,201
*	LB Foster Co. Class A	102,576	4,199
*	Astronics Corp.	199,576	4,191
	Standex International Corp.	137,521	4,113
*	RSC Holdings Inc.	420,983	4,100
*	Exponent Inc.	107,245	4,025
	Aceto Corp.	445,177	4,007
	AZZ Inc.	99,743	3,991
*	GenCorp Inc.	761,539	3,937
*	Greenbrier Cos. Inc.	182,847	3,838
*,^	Genco Shipping & Trading Ltd.	265,933	3,829
*	Columbus McKinnon Corp.	184,410	3,747
*,^	Ener1 Inc.	981,124	3,718
*	MYR Group Inc.	174,233	3,659
*	On Assignment Inc.	446,862	3,642
	Twin Disc Inc.	119,237	3,560
*	American Reprographics Co.	463,675	3,519
*	Hawaiian Holdings Inc.	445,270	3,491
*	Cenveo Inc.	649,183	3,467
*	Capstone Turbine Corp.	3,559,491	3,416
	Dynamic Materials Corp.	151,221	3,413
*	ACCO Brands Corp.	398,796	3,398
*	H&E Equipment Services Inc.	291,592	3,374
*	Kadant Inc.	142,771	3,365
*	ICF International Inc.	129,721	3,336
	Marten Transport Ltd.	155,296	3,320
	Houston Wire & Cable Co.	242,036	3,253
	HEICO Corp.	63,723	3,252
*	Taser International Inc.	688,687	3,237
	Great Lakes Dredge & Dock Corp.	438,514	3,232
*	Metalico Inc.	538,480	3,166
*	Generac Holdings Inc.	195,376	3,159
*	Orion Marine Group Inc.	269,132	3,122
*	CBIZ Inc.	493,635	3,080
*	Michael Baker Corp.	98,888	3,075
*	APAC Customer Services Inc.	504,464	3,062
	Federal Signal Corp.	443,797	3,044
	Insteel Industries Inc.	243,504	3,041
*	Furmanite Corp.	438,966	3,033
	CDI Corp.	161,021	2,993
*	FuelCell Energy Inc.	1,292,365	2,985
	Miller Industries Inc.	205,837	2,929
*	Dolan Co.	206,862	2,880
*	Titan Machinery Inc.	149,126	2,878
*	Air Transport Services Group Inc.	362,033	2,860
*	School Specialty Inc.	205,304	2,860
*	Gibraltar Industries Inc.	210,341	2,854
*	Quality Distribution Inc.	308,419	2,804
*	Powell Industries Inc.	84,688	2,785
	Ducommun Inc.	127,381	2,774
*	Trimas Corp.	135,506	2,772
*	Dynamex Inc.	110,492	2,736
*	KAR Auction Services Inc.	191,692	2,645
*	Commercial Vehicle Group Inc.	162,245	2,636
	American Woodmark Corp.	103,787	2,547
	Met-Pro Corp.	214,584	2,534
	Schawk Inc. Class A	122,840	2,528
*	Builders FirstSource Inc.	1,276,378	2,514
	Graham Corp.	125,332	2,507
	Vicor Corp.	152,142	2,495
*,^	China BAK Battery Inc.	1,253,443	2,419
*	Innerworkings Inc.	358,798	2,350
	Ampco-Pittsburgh Corp.	83,248	2,335

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Pacer International Inc.	340,742	2,331
	Alamo Group Inc.	83,601	2,326
*	Trex Co. Inc.	96,418	2,310
*	Eagle Bulk Shipping Inc.	463,628	2,309
*,^	Valence Technology Inc.	1,351,017	2,270
*	Republic Airways Holdings Inc.	305,799	2,238
*	Satcon Technology Corp.	493,163	2,219
*,^	Fushi Copperweld Inc.	249,841	2,219
	LSI Industries Inc.	260,808	2,206
*	Tecumseh Products Co. Class A	165,910	2,165
*	Casella Waste Systems Inc. Class A	303,575	2,152
*	Park-Ohio Holdings Corp.	102,932	2,152
*	RailAmerica Inc.	165,617	2,145
*	Pinnacle Airlines Corp.	267,720	2,115
*	Sterling Construction Co. Inc.	158,718	2,070
*	American Railcar Industries Inc.	93,445	2,068
*	GP Strategies Corp.	193,797	1,984
*	Fuel Tech Inc.	203,161	1,973
*	Lydall Inc.	236,517	1,904
	Barrett Business Services Inc.	120,617	1,876
*	Herley Industries Inc.	106,129	1,838
	International Shipholding Corp.	72,152	1,833
*	Saia Inc.	108,405	1,798
*	Broadwind Energy Inc.	775,036	1,790
	Lawson Products Inc.	70,592	1,757
*	DXP Enterprises Inc.	72,132	1,731
	Todd Shipyards Corp.	76,118	1,704
	Courier Corp.	109,589	1,701
*	CAI International Inc.	86,625	1,698
	Multi-Color Corp.	86,434	1,682
*	CRA International Inc.	70,974	1,669
*	Odyssey Marine Exploration Inc.	592,756	1,648
	Horizon Lines Inc. Class A	375,490	1,641
*	Pike Electric Corp.	189,300	1,624
*	Northwest Pipe Co.	67,028	1,611
*	Hurco Cos. Inc.	67,604	1,599
*	Rush Enterprises Inc. Class B	88,113	1,584
*	Hudson Highland Group Inc.	270,260	1,576
*	Standard Parking Corp.	81,834	1,546
*	WCA Waste Corp.	310,518	1,503
	Kimball International Inc. Class B	213,755	1,475
*,^	Orion Energy Systems Inc.	437,439	1,457
*	LaBarge Inc.	88,078	1,384
*	NCI Building Systems Inc.	98,483	1,378
*	Energy Recovery Inc.	374,514	1,371
	Intersections Inc.	130,939	1,370
*	Ultralife Corp.	207,203	1,370
*	Willis Lease Finance Corp.	104,923	1,367
*	Innovative Solutions & Support Inc.	238,521	1,352
*	USA Truck Inc.	99,517	1,317
*	Volt Information Sciences Inc.	151,544	1,311
*	PMFG Inc.	78,139	1,281
*	LMI Aerospace Inc.	80,102	1,281
	VSE Corp.	36,498	1,205
	Superior Uniform Group Inc.	107,163	1,179
*	Kratos Defense & Security Solutions Inc.	89,166	1,174
*	Hill International Inc.	166,935	1,080
*,^	YRC Worldwide Inc.	285,724	1,063
*	Active Power Inc.	421,656	1,037
*,^	China Valves Technology Inc.	96,737	1,014
*,^	SmartHeat Inc.	187,797	992
*	US Home Systems Inc.	192,987	944
*	PowerSecure International Inc.	119,374	929
*	UQM Technologies Inc.	393,695	902

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	United Capital Corp.	27,624	898
*	Universal Truckload Services Inc.	54,784	872
*	Perma-Fix Environmental Services	504,100	827
	Standard Register Co.	238,394	813
	Hardinge Inc.	83,298	811
*	Frozen Food Express Industries	179,601	797
*,^	Altair Nanotechnologies Inc.	272,668	753
*	BlueLinx Holdings Inc.	205,535	752
*	Omega Flex Inc.	43,249	715
*	Magnetek Inc.	513,668	693
*	PAM Transportation Services Inc.	61,373	689
	LS Starrett Co. Class A	57,946	677
	Baltic Trading Ltd.	65,876	673
*	Covenant Transportation Group Inc. Class A	66,725	649
	Preformed Line Products Co.	11,046	646
*	Patriot Transportation Holding Inc.	6,893	641
*	SL Industries Inc.	36,437	636
*,^	Lihua International Inc.	54,093	608
*	TBS International plc Class A	205,666	592
*	TRC Cos. Inc.	151,253	529
*	Plug Power Inc.	1,305,500	484
	Douglas Dynamics Inc.	30,213	458
	Hubbell Inc. Class A	7,600	431
	Virco Manufacturing	159,426	415
*,^	Lime Energy Co.	103,904	414
*,^	Hoku Corp.	151,111	399
*	Document Security Systems Inc.	73,397	391
*	Sypris Solutions Inc.	91,511	390
*	Integrated Electrical Services Inc.	111,464	389
*	Xerium Technologies Inc.	21,911	349
*	Ceco Environmental Corp.	54,111	323
*	Roadrunner Transportation Systems Inc.	19,711	285
*	AT Cross Co. Class A	28,113	271
*	Mistras Group Inc.	19,631	265
*	LECG Corp.	183,248	253
*,^	Ascent Solar Technologies Inc.	72,735	244
*	Applied Energetics Inc.	286,652	244
*	Raytheon Co. Warrants Exp. 06/16/2011	19,938	174
*	Argan Inc.	16,586	154
*	China Fire & Security Group Inc.	23,147	152
*	Ocean Power Technologies Inc.	23,689	135
*,^	Akeena Solar Inc.	276,849	131
*	Franklin Covey Co.	15,108	130
*	Amrep Corp.	10,401	125
*	Innotrac Corp.	73,831	107
*	China Architectural Engineering Inc.	65,465	104
*	Key Technology Inc.	5,309	90
*	PGT Inc.	24,655	60
	Eastern Co.	3,261	58
*	Arotech Corp.	12,222	20
*	Duoyuan Printing Inc.	3,743	11
*	Innovaro Inc.	3,814	5
*	Heritage-Crystal Clean Inc.	47	—
			17,193,450
Information Technology (18.6%)
*	Apple Inc.	9,637,108	3,108,546
	Microsoft Corp.	82,156,540	2,293,811
	International Business Machines Corp.	13,304,985	1,952,640
*	Google Inc. Class A	2,599,875	1,544,248
	Oracle Corp.	42,417,288	1,327,661
	Intel Corp.	58,736,536	1,235,229
*	Cisco Systems Inc.	60,245,714	1,218,771
	Hewlett-Packard Co.	24,622,736	1,036,617

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	QUALCOMM Inc.	16,930,085	837,870
*	EMC Corp.	21,658,896	495,989
	Texas Instruments Inc.	12,603,396	409,610
	Visa Inc. Class A	5,239,474	368,754
*	eBay Inc.	12,453,638	346,585
	Accenture plc Class A	6,720,306	325,868
	Corning Inc.	16,479,532	318,385
	Mastercard Inc. Class A	1,128,194	252,840
*	Dell Inc.	18,467,168	250,230
	Automatic Data Processing Inc.	5,192,178	240,294
*	Cognizant Technology Solutions Corp. Class A	3,174,652	232,670
*	Yahoo! Inc.	13,515,789	224,768
*	Motorola Inc.	23,394,677	212,190
*	NetApp Inc.	3,767,677	207,072
	Broadcom Corp. Class A	4,730,351	206,007
*	Juniper Networks Inc.	5,485,835	202,537
	Applied Materials Inc.	14,170,555	199,096
*	Adobe Systems Inc.	5,538,427	170,473
	Xerox Corp.	14,583,288	167,999
	Tyco Electronics Ltd.	4,713,577	166,861
*	Salesforce.com Inc.	1,221,416	161,227
*	Intuit Inc.	3,146,725	155,134
*	Symantec Corp.	8,324,123	139,346
*	Citrix Systems Inc.	1,971,270	134,855
	Western Union Co.	6,971,115	129,454
*	SanDisk Corp.	2,460,099	122,661
	Analog Devices Inc.	3,147,719	118,575
	Altera Corp.	3,243,223	115,394
*	F5 Networks Inc.	849,702	110,597
*	Marvell Technology Group Ltd.	5,834,870	108,237
	CA Inc.	4,363,315	106,639
	Paychex Inc.	3,435,647	106,196
	Amphenol Corp. Class A	1,837,188	96,967
*	NVIDIA Corp.	6,061,487	93,347
*	Fiserv Inc.	1,587,514	92,965
*	Autodesk Inc.	2,403,941	91,831
*	Red Hat Inc.	1,995,792	91,108
*	Akamai Technologies Inc.	1,918,566	90,269
*	BMC Software Inc.	1,888,892	89,042
*	Western Digital Corp.	2,422,862	82,135
	Linear Technology Corp.	2,371,124	82,017
	Computer Sciences Corp.	1,630,740	80,885
	Xilinx Inc.	2,734,678	79,251
*,^	First Solar Inc.	588,056	76,530
*	Micron Technology Inc.	9,453,194	75,815
*	Seagate Technology plc	4,983,703	74,905
	Maxim Integrated Products Inc.	3,155,901	74,542
*	McAfee Inc.	1,605,957	74,372
	Fidelity National Information Services Inc.	2,689,835	73,675
*	Teradata Corp.	1,767,115	72,734
	Activision Blizzard Inc.	5,828,688	72,509
*	Cree Inc.	1,084,618	71,465
	KLA-Tencor Corp.	1,775,060	68,588
*	VMware Inc. Class A	769,654	68,430
*	Lam Research Corp.	1,312,155	67,943
*	Rovi Corp.	1,087,628	67,444
^	Microchip Technology Inc.	1,960,531	67,070
*	Flextronics International Ltd.	8,311,536	65,246
*	SAIC Inc.	4,015,942	63,693
	Harris Corp.	1,365,518	61,858
	VeriSign Inc.	1,842,424	60,192
*	Atmel Corp.	4,866,412	59,954
*	Electronic Arts Inc.	3,495,490	57,256

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Skyworks Solutions Inc.	1,894,034	54,226
*	Avnet Inc.	1,601,692	52,904
*	Trimble Navigation Ltd.	1,278,633	51,056
*	ANSYS Inc.	954,714	49,712
*	FLIR Systems Inc.	1,669,100	49,656
*	Advanced Micro Devices Inc.	6,068,209	49,638
*	Riverbed Technology Inc.	1,300,123	45,725
*	Nuance Communications Inc.	2,494,635	45,352
*	ON Semiconductor Corp.	4,548,403	44,938
	Factset Research Systems Inc.	466,849	43,772
*	Informatica Corp.	981,859	43,231
*	Arrow Electronics Inc.	1,246,862	42,705
*	Synopsys Inc.	1,561,027	42,007
	Jabil Circuit Inc.	2,072,809	41,643
*	LSI Corp.	6,793,072	40,690
*,^	Alliance Data Systems Corp.	557,064	39,568
	Global Payments Inc.	847,062	39,143
	Avago Technologies Ltd.	1,372,887	39,086
*	Equinix Inc.	479,317	38,949
	Solera Holdings Inc.	744,352	38,200
*	Dolby Laboratories Inc. Class A	562,635	37,528
*	MICROS Systems Inc.	852,874	37,407
*	Polycom Inc.	902,000	35,160
*	VeriFone Systems Inc.	908,910	35,048
	National Semiconductor Corp.	2,546,292	35,037
*	TIBCO Software Inc.	1,735,581	34,208
*	JDS Uniphase Corp.	2,357,376	34,135
*	Ingram Micro Inc.	1,668,269	31,847
*	Novellus Systems Inc.	976,614	31,564
*	CommScope Inc.	1,008,546	31,487
*,^	Rackspace Hosting Inc.	996,878	31,312
*	Monster Worldwide Inc.	1,298,284	30,678
*	Cypress Semiconductor Corp.	1,611,785	29,947
*	WebMD Health Corp.	581,869	29,710
	Broadridge Financial Solutions Inc.	1,336,821	29,316
*	Varian Semiconductor Equipment Associates Inc.	789,391	29,184
	Lender Processing Services Inc.	986,384	29,118
*	Lexmark International Inc. Class A	831,441	28,951
*	IAC/InterActiveCorp	968,769	27,804
*	Compuware Corp.	2,380,830	27,784
*	Parametric Technology Corp.	1,222,244	27,537
	Total System Services Inc.	1,785,590	27,462
*	Gartner Inc.	816,900	27,121
*	Teradyne Inc.	1,930,900	27,110
*	MEMC Electronic Materials Inc.	2,399,911	27,023
*	AOL Inc.	1,139,154	27,009
*	Atheros Communications Inc.	750,712	26,966
*	Vishay Intertechnology Inc.	1,819,412	26,709
*	NCR Corp.	1,713,276	26,333
	Tellabs Inc.	3,842,501	26,052
	Jack Henry & Associates Inc.	868,146	25,306
*	Rambus Inc.	1,213,894	24,861
*	Brocade Communications Systems Inc.	4,687,902	24,799
*	Concur Technologies Inc.	466,017	24,200
*	Itron Inc.	430,994	23,899
*	Cadence Design Systems Inc.	2,879,353	23,783
*	Tech Data Corp.	537,795	23,674
	National Instruments Corp.	624,655	23,512
*	Zebra Technologies Corp.	615,676	23,390
*	Ariba Inc.	962,408	22,607
	Diebold Inc.	701,978	22,498
*	International Rectifier Corp.	752,722	22,348
*	Novell Inc.	3,720,372	22,025
	ADTRAN Inc.	598,153	21,659

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Finisar Corp.	726,522	21,570
*	VistaPrint NV	468,019	21,529
*	Silicon Laboratories Inc.	458,043	21,079
*	PMC - Sierra Inc.	2,447,862	21,027
*	NeuStar Inc. Class A	800,493	20,853
*,^	Ciena Corp.	989,619	20,831
*	Fairchild Semiconductor International Inc. Class A	1,323,456	20,659
*	Sohu.com Inc.	323,047	20,510
*	Microsemi Corp.	887,997	20,335
	Intersil Corp. Class A	1,322,598	20,196
*	RF Micro Devices Inc.	2,741,447	20,150
*	QLogic Corp.	1,152,980	19,624
*	InterDigital Inc.	469,540	19,552
*	TriQuint Semiconductor Inc.	1,658,876	19,392
	Plantronics Inc.	514,320	19,143
*	Progress Software Corp.	450,997	19,086
*	Netlogic Microsystems Inc.	604,924	19,001
*	MercadoLibre Inc.	282,632	18,837
*	Quest Software Inc.	672,670	18,660
*,^	Veeco Instruments Inc.	431,947	18,556
	Anixter International Inc.	305,921	18,273
*	Wright Express Corp.	386,087	17,760
	DST Systems Inc.	399,513	17,718
	CoreLogic Inc.	954,535	17,678
*	Acme Packet Inc.	329,017	17,491
*	Convergys Corp.	1,326,976	17,476
*	CACI International Inc. Class A	323,580	17,279
*	Viasat Inc.	386,192	17,151
*	Omnivision Technologies Inc.	566,426	16,772
*	Aruba Networks Inc.	795,223	16,604
*	Genpact Ltd.	1,055,111	16,038
*	Hittite Microwave Corp.	260,743	15,916
	Molex Inc.	698,697	15,874
*	Arris Group Inc.	1,350,124	15,148
*	Semtech Corp.	664,332	15,040
*	GSI Commerce Inc.	633,790	14,704
*	SuccessFactors Inc.	506,511	14,669
*	Digital River Inc.	423,363	14,572
*	Cavium Networks Inc.	380,930	14,353
*,^	Blackboard Inc.	346,718	14,319
	Molex Inc. Class A	757,865	14,301
*	j2 Global Communications Inc.	484,311	14,021
*	ValueClick Inc.	870,538	13,955
	Sapient Corp.	1,150,582	13,922
*	Acxiom Corp.	811,714	13,921
*	Spansion Inc. Class A	668,165	13,831
*	Mentor Graphics Corp.	1,141,441	13,697
*	Cymer Inc.	303,101	13,661
*	Lawson Software Inc.	1,474,383	13,638
	Syntel Inc.	285,214	13,630
*	Blue Coat Systems Inc.	450,851	13,467
*	Plexus Corp.	433,209	13,403
*	Fortinet Inc.	411,097	13,299
*	Netgear Inc.	376,577	12,683
*	Ultimate Software Group Inc.	259,001	12,595
*	CommVault Systems Inc.	439,062	12,566
*	MKS Instruments Inc.	508,833	12,461
	Blackbaud Inc.	479,283	12,413
*	Benchmark Electronics Inc.	677,539	12,304
	MAXIMUS Inc.	186,951	12,260
*	Coherent Inc.	270,373	12,205
	Power Integrations Inc.	303,707	12,191
*	Tessera Technologies Inc.	540,615	11,975
*	Rofin-Sinar Technologies Inc.	337,583	11,964

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Aspen Technology Inc.	940,615	11,946
	Cognex Corp.	404,742	11,908
*	JDA Software Group Inc.	425,106	11,903
*	Unisys Corp.	452,477	11,715
*	Loral Space & Communications Inc.	151,275	11,573
*	Integrated Device Technology Inc.	1,696,238	11,297
*	Take-Two Interactive Software Inc.	914,136	11,189
	Littelfuse Inc.	236,263	11,119
*	Cirrus Logic Inc.	688,815	11,007
*,^	Ebix Inc.	454,528	10,759
*	L-1 Identity Solutions Inc.	896,585	10,678
*	TiVo Inc.	1,235,707	10,664
*,^	Synaptics Inc.	362,171	10,641
*	Taleo Corp. Class A	384,503	10,631
*,^	Power-One Inc.	1,033,008	10,537
	Fair Isaac Corp.	448,315	10,477
*	Advent Software Inc.	177,096	10,257
*	Universal Display Corp.	333,825	10,232
*	Sanmina-SCI Corp.	890,372	10,221
*	Cabot Microelectronics Corp.	242,605	10,056
*	TeleTech Holdings Inc.	487,041	10,028
*	FEI Co.	379,386	10,020
	Earthlink Inc.	1,160,777	9,983
*,^	Constant Contact Inc.	320,816	9,942
*	Entegris Inc.	1,316,426	9,834
*	Mantech International Corp. Class A	237,508	9,816
*	EchoStar Corp. Class A	389,741	9,732
*	Emulex Corp.	820,404	9,566
*	Infinera Corp.	922,868	9,533
*	Websense Inc.	469,493	9,507
*	SRA International Inc. Class A	463,525	9,479
*	ACI Worldwide Inc.	352,014	9,459
*,^	STEC Inc.	530,625	9,366
*,^	AsiaInfo-Linkage Inc.	558,389	9,252
*	Amkor Technology Inc.	1,215,926	8,986
*	TTM Technologies Inc.	595,568	8,880
*	MIPS Technologies Inc. Class A	582,707	8,834
*	Sonic Solutions Inc.	583,679	8,755
*	Diodes Inc.	324,152	8,749
*	OpenTable Inc.	123,428	8,699
*	Art Technology Group Inc.	1,448,814	8,664
*	Lattice Semiconductor Corp.	1,429,258	8,661
*	DTS Inc.	176,253	8,645
	Comtech Telecommunications Corp.	304,683	8,449
*	SAVVIS Inc.	327,728	8,364
*	Silicon Image Inc.	1,136,715	8,355
*	MicroStrategy Inc. Class A	97,039	8,294
*	DealerTrack Holdings Inc.	411,632	8,261
*	GT Solar International Inc.	904,566	8,250
*	Scansource Inc.	257,320	8,208
*	Sonus Networks Inc.	3,070,744	8,199
*	Verigy Ltd.	627,210	8,166
*	Euronet Worldwide Inc.	459,536	8,014
*	Checkpoint Systems Inc.	383,279	7,876
*	Entropic Communications Inc.	651,329	7,868
*	Tekelec	652,579	7,772
*	Manhattan Associates Inc.	253,380	7,738
*	Stratasys Inc.	235,034	7,672
*	Applied Micro Circuits Corp.	712,464	7,609
*	DG FastChannel Inc.	263,006	7,596
	Black Box Corp.	197,973	7,580
*,^	SunPower Corp. Class A	590,520	7,576
*	Ixia	450,523	7,560
	Micrel Inc.	578,962	7,521

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Compellent Technologies Inc.	271,886	7,501
*	THQ Inc.	1,235,734	7,489
*	Harmonic Inc.	869,541	7,452
*	IPG Photonics Corp.	222,134	7,024
*	RealNetworks Inc.	1,667,679	7,004
*	RightNow Technologies Inc.	295,477	6,994
*	Rogers Corp.	182,282	6,972
	AVX Corp.	447,190	6,900
*	Smith Micro Software Inc.	433,670	6,826
*	Intermec Inc.	537,739	6,808
*	Quantum Corp.	1,817,603	6,761
*	OSI Systems Inc.	182,855	6,649
*	Brooks Automation Inc.	732,503	6,644
*	Synchronoss Technologies Inc.	246,491	6,584
*	Newport Corp.	373,043	6,480
*	Measurement Specialties Inc.	220,637	6,476
*	Ultratech Inc.	325,607	6,473
*	Tyler Technologies Inc.	306,778	6,369
*	Volterra Semiconductor Corp.	274,694	6,362
	iGate Corp.	318,760	6,283
*	Ancestry.com Inc.	218,892	6,199
*	Radiant Systems Inc.	316,490	6,194
*	SYNNEX Corp.	197,849	6,173
	United Online Inc.	931,195	6,146
*	Brightpoint Inc.	703,963	6,146
*	Terremark Worldwide Inc.	471,792	6,110
*	Insight Enterprises Inc.	462,960	6,093
*	Standard Microsystems Corp.	210,215	6,060
*	Hypercom Corp.	722,915	6,051
*	Avid Technology Inc.	345,573	6,034
*	ATMI Inc.	302,279	6,027
*	CSG Systems International Inc.	315,626	5,978
*	Sourcefire Inc.	229,322	5,946
*	SunPower Corp. Class B	475,649	5,903
*	Netscout Systems Inc.	251,291	5,782
*	Net 1 UEPS Technologies Inc.	470,498	5,768
*	Electronics for Imaging Inc.	402,069	5,754
*	Oclaro Inc.	426,502	5,608
*	Zoran Corp.	636,765	5,604
	MTS Systems Corp.	148,468	5,562
	Forrester Research Inc.	156,287	5,515
*	LTX-Credence Corp.	741,901	5,490
*	Epicor Software Corp.	541,707	5,471
*	Maxwell Technologies Inc.	286,631	5,414
*	Bottomline Technologies Inc.	246,846	5,359
	Heartland Payment Systems Inc.	339,911	5,241
*	LogMeIn Inc.	116,788	5,178
*	Monolithic Power Systems Inc.	312,630	5,165
*	ExlService Holdings Inc.	239,269	5,139
*	Mercury Computer Systems Inc.	278,795	5,124
	Pegasystems Inc.	136,288	4,992
*	support.com Inc.	769,293	4,985
*,^	Travelzoo Inc.	119,936	4,944
	Park Electrochemical Corp.	164,517	4,936
*	Cardtronics Inc.	275,520	4,877
*	SolarWinds Inc.	249,828	4,809
*	comScore Inc.	215,006	4,797
	Opnet Technologies Inc.	178,755	4,785
*	Magma Design Automation Inc.	951,702	4,768
*	Electro Scientific Industries Inc.	292,454	4,688
*	Move Inc.	1,811,214	4,655
*	FARO Technologies Inc.	141,503	4,647
*	Advanced Energy Industries Inc.	339,516	4,631
*	Kulicke & Soffa Industries Inc.	640,024	4,608

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Sigma Designs Inc.	322,198	4,566
	EPIQ Systems Inc.	330,890	4,543
*	Kenexa Corp.	205,141	4,470
*	FormFactor Inc.	497,536	4,418
*	NVE Corp.	75,177	4,347
	Daktronics Inc.	272,672	4,341
*	Knot Inc.	435,031	4,298
*	S1 Corp.	621,355	4,287
*	TNS Inc.	205,668	4,278
*	SMART Modular Technologies WWH Inc.	737,898	4,250
*	Oplink Communications Inc.	229,437	4,238
^	VirnetX Holding Corp.	277,292	4,118
*	Echelon Corp.	400,622	4,082
*	Anadigics Inc.	585,222	4,056
*	LivePerson Inc.	352,301	3,981
	NIC Inc.	407,967	3,961
*	BroadSoft Inc.	163,664	3,908
*	Vocus Inc.	141,275	3,908
	Methode Electronics Inc.	300,146	3,893
*	NetSuite Inc.	155,192	3,880
*	Verint Systems Inc.	120,930	3,833
*	Sycamore Networks Inc.	184,581	3,801
*,^	QuinStreet Inc.	193,484	3,717
*,^	Rubicon Technology Inc.	175,357	3,697
*	Ceva Inc.	179,490	3,680
*	Symmetricom Inc.	518,169	3,674
*	Limelight Networks Inc.	612,444	3,558
*	LoopNet Inc.	315,873	3,509
*	Imation Corp.	334,740	3,451
*	Novatel Wireless Inc.	357,542	3,415
*	LeCroy Corp.	342,209	3,367
*	ModusLink Global Solutions Inc.	493,590	3,307
*	IXYS Corp.	277,299	3,222
*	Interactive Intelligence Inc.	123,061	3,219
*	Supertex Inc.	131,458	3,179
*	Dice Holdings Inc.	221,054	3,172
*	Perficient Inc.	252,858	3,161
	CTS Corp.	284,566	3,147
*	Zix Corp.	734,019	3,134
*	Globecomm Systems Inc.	313,240	3,132
*	UTStarcom Inc.	1,484,184	3,057
*	Aviat Networks Inc.	602,768	3,056
*	Integrated Silicon Solution Inc.	379,884	3,050
*	Infospace Inc.	365,546	3,034
	Keynote Systems Inc.	207,484	3,033
*	KVH Industries Inc.	252,691	3,020
*	Monotype Imaging Holdings Inc.	270,498	3,003
*	Lionbridge Technologies Inc.	811,768	2,995
*	Kopin Corp.	718,240	2,988
*,^	KIT Digital Inc.	184,861	2,965
	Cohu Inc.	177,931	2,950
*	Intevac Inc.	208,709	2,924
*	Kemet Corp.	198,379	2,892
*	Extreme Networks	935,733	2,891
*	PROS Holdings Inc.	250,028	2,848
*	Anaren Inc.	135,087	2,817
	Electro Rent Corp.	173,066	2,797
*	EMS Technologies Inc.	141,103	2,791
*	Pericom Semiconductor Corp.	251,642	2,763
*,^	China Security & Surveillance Technology Inc.	501,740	2,674
*	Hackett Group Inc.	750,678	2,635
*,^	Energy Conversion Devices Inc.	570,590	2,625
	Telular Corp.	382,126	2,545
	DDi Corp.	215,359	2,533

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	Evergreen Solar Inc.	4,336,057	2,528
	Stamps.com Inc.	189,778	2,515
*	TeleCommunication Systems Inc. Class A	535,475	2,501
*,^	Vishay Precision Group Inc.	131,531	2,478
*	VASCO Data Security International Inc.	300,167	2,440
*	Cogo Group Inc.	274,630	2,430
	Marchex Inc. Class B	254,225	2,425
*	Global Cash Access Holdings Inc.	758,079	2,418
*	Digi International Inc.	217,702	2,416
*	Gerber Scientific Inc.	305,193	2,402
*,^	Wave Systems Corp. Class A	605,056	2,384
*	Axcelis Technologies Inc.	687,103	2,377
	American Software Inc. Class A	349,988	2,369
	Cass Information Systems Inc.	61,908	2,349
*	Seachange International Inc.	273,836	2,341
*	Online Resources Corp.	501,235	2,331
	Bel Fuse Inc. Class B	97,366	2,327
*	Silicon Graphics International Corp.	257,318	2,324
*	ShoreTel Inc.	292,157	2,282
*	Advanced Analogic Technologies Inc.	567,513	2,276
*	Spectrum Control Inc.	151,647	2,273
*	Exar Corp.	324,438	2,265
*	Multi-Fineline Electronix Inc.	83,979	2,225
*	Super Micro Computer Inc.	191,493	2,210
*	Saba Software Inc.	360,339	2,205
*	Powerwave Technologies Inc.	859,444	2,183
*	Mindspeed Technologies Inc.	343,467	2,095
*	Web.com Group Inc.	245,489	2,074
*	Ciber Inc.	439,445	2,057
*	DemandTec Inc.	188,548	2,044
*	DSP Group Inc.	249,619	2,032
*	Openwave Systems Inc.	954,994	2,025
*	Rimage Corp.	133,488	1,990
*	Agilysys Inc.	348,748	1,963
*	Dynamics Research Corp.	146,212	1,959
*	NU Horizons Electronics Corp.	277,296	1,933
*	Photronics Inc.	323,713	1,913
	Renaissance Learning Inc.	159,244	1,885
*	Integral Systems Inc.	187,964	1,863
	Richardson Electronics Ltd.	157,827	1,845
*	QuickLogic Corp.	289,115	1,842
*	Bsquare Corp.	208,268	1,822
*	Ultra Clean Holdings	193,977	1,806
*	X-Rite Inc.	393,195	1,797
*	Radisys Corp.	199,597	1,776
*	Rudolph Technologies Inc.	214,802	1,768
*	Internap Network Services Corp.	288,389	1,753
*	Pulse Electronics Corp.	327,955	1,745
*	MoSys Inc.	305,177	1,736
*	Transact Technologies Inc.	183,229	1,717
*	AXT Inc.	163,788	1,710
*	Zygo Corp.	139,414	1,705
*	SS&C Technologies Holdings Inc.	82,393	1,690
*,^	Rosetta Stone Inc.	78,724	1,671
*	Computer Task Group Inc.	151,270	1,646
*	Comverge Inc.	235,639	1,628
*	PRGX Global Inc.	256,593	1,624
*	MoneyGram International Inc.	589,588	1,598
*	PC Mall Inc.	205,458	1,555
*	Liquidity Services Inc.	109,408	1,537
*	LoJack Corp.	234,486	1,515
*	Cray Inc.	205,843	1,472
*	SRS Labs Inc.	165,949	1,462
*,^	China Information Technology Inc.	277,233	1,444

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Mattson Technology Inc.	480,645	1,442
*	Actuate Corp.	250,287	1,427
*	FalconStor Software Inc.	425,727	1,426
*	GSE Systems Inc.	393,436	1,424
*	Ness Technologies Inc.	233,577	1,387
*	Westell Technologies Inc. Class A	417,176	1,364
*	Pervasive Software Inc.	259,825	1,341
*	Trident Microsystems Inc.	746,499	1,329
*,^	Microvision Inc.	712,651	1,326
*	Tollgrade Communications Inc.	141,677	1,315
*	LaserCard Corp.	202,658	1,265
*	Immersion Corp.	186,322	1,250
*	RAE Systems Inc.	775,605	1,249
*	Calix Inc.	69,975	1,183
*	Ramtron International Corp.	350,497	1,181
*	Nanometrics Inc.	89,755	1,152
*	Emcore Corp.	1,045,794	1,129
*	Conexant Systems Inc.	690,751	1,126
*	BigBand Networks Inc.	394,841	1,106
*	NCI Inc. Class A	46,740	1,075
*	PC-Tel Inc.	177,982	1,068
*	PC Connection Inc.	118,614	1,051
*	Concurrent Computer Corp.	207,336	1,045
	TheStreet.com Inc.	383,875	1,025
*	Virtusa Corp.	59,711	977
	Ipass Inc.	780,202	975
*	ORBCOMM Inc.	375,543	973
*	iGO Inc.	239,547	920
*	FSI International Inc.	206,497	913
*	StarTek Inc.	179,399	910
	Evolving Systems Inc.	105,890	881
*	CPI International Inc.	44,673	864
*	PLX Technology Inc.	236,220	853
*	Network Equipment Technologies Inc.	182,022	843
*	Cyberoptics Corp.	98,614	842
*	Callidus Software Inc.	164,462	829
*	Datalink Corp.	171,256	827
*,^	Research Frontiers Inc.	154,525	822
*	PAR Technology Corp.	138,968	793
*	Innodata Isogen Inc.	278,199	793
*	Reis Inc.	112,419	787
	Imergent Inc.	150,388	675
*	Fabrinet	30,125	648
*	Hutchinson Technology Inc.	174,346	647
*	Aware Inc.	223,308	625
*	PDF Solutions Inc.	129,562	624
*	ID Systems Inc.	182,589	604
*	QAD Inc. Class A	64,048	583
*	CalAmp Corp.	180,376	566
*	Opnext Inc.	320,667	564
*	LRAD Corp.	200,003	538
*	Digimarc Corp.	17,354	521
*	Pixelworks Inc.	144,289	505
*	Looksmart Ltd.	230,997	487
*	Presstek Inc.	217,340	482
*	TechTarget Inc.	59,880	475
*	MEMSIC Inc.	142,697	469
*	Edgewater Technology Inc.	198,888	467
*	Amtech Systems Inc.	18,540	466
*	Rainmaker Systems Inc.	322,737	445
*	Spire Corp.	83,254	434
*	Frequency Electronics Inc.	63,740	428
*	Network Engines Inc.	256,877	390
*	Newtek Business Services Inc.	208,903	359

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Transwitch Corp.	166,986	359
*	Tier Technologies Inc. Class B	59,239	355
*	Ditech Networks Inc.	246,535	353
*	WebMediaBrands Inc.	217,830	349
*	Echo Global Logistics Inc.	28,571	344
*	Market Leader Inc.	187,338	330
*	Planar Systems Inc.	148,396	303
*	Performance Technologies Inc.	163,819	278
*	AuthenTec Inc.	109,619	274
	Bel Fuse Inc. Class A	10,580	270
*	Cinedigm Digital Cinema Corp. Class A	140,893	232
*	GTSI Corp.	48,304	227
*	NaviSite Inc.	58,129	214
*	Zhone Technologies Inc.	77,257	206
*	Dot Hill Systems Corp.	116,829	203
*	Video Display Corp.	48,546	193
*	Viasystems Group Inc.	9,529	192
*	Identive Group Inc.	74,888	189
*	Vertro Inc.	33,580	165
*	QAD Inc. Class B	16,012	159
*	Guidance Software Inc.	21,780	157
*	Autobytel Inc.	170,280	146
*	Deltek Inc.	20,030	145
*	Ikanos Communications Inc.	105,198	141
*,^	Parkervision Inc.	280,495	123
*	Lantronix Inc.	30,590	113
*	Intellicheck Mobilisa Inc.	75,312	103
*	EndWave Corp.	45,134	102
*	Wireless Telecom Group Inc.	98,456	86
*	Selectica Inc.	16,769	82
*	Numerex Corp. Class A	7,636	68
*	Management Network Group Inc.	25,306	66
*	Authentidate Holding Corp.	140,687	63
*	Superconductor Technologies Inc.	24,014	36
*	Glu Mobile Inc.	13,479	28
*	Occam Networks Inc.	614	5
*	Dialogic Inc.	739	3
*	Information Services Group Inc.	598	1
			27,961,814
Materials (4.2%)
	Freeport-McMoRan Copper & Gold Inc.	4,961,905	595,875
	EI du Pont de Nemours & Co.	9,560,550	476,880
	Dow Chemical Co.	12,231,419	417,581
	Monsanto Co.	5,699,081	396,884
	Newmont Mining Corp.	5,196,060	319,194
	Praxair Inc.	3,229,746	308,344
	Air Products & Chemicals Inc.	2,242,654	203,969
	Alcoa Inc.	10,768,543	165,728
	PPG Industries Inc.	1,741,454	146,404
	Nucor Corp.	3,327,436	145,808
	Mosaic Co.	1,646,900	125,757
	Ecolab Inc.	2,463,689	124,219
	International Paper Co.	4,378,324	119,266
	Cliffs Natural Resources Inc.	1,430,252	111,574
	CF Industries Holdings Inc.	752,068	101,642
	United States Steel Corp.	1,516,388	88,587
	Sigma-Aldrich Corp.	1,283,007	85,397
	Sherwin-Williams Co.	976,621	81,792
	Lubrizol Corp.	713,910	76,303
	Walter Energy Inc.	559,797	71,564
	Celanese Corp. Class A	1,651,459	67,991
	Eastman Chemical Co.	764,090	64,245

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Ball Corp.	920,411	62,634
Vulcan Materials Co.	1,356,793	60,187
FMC Corp.	728,489	58,199
* Crown Holdings Inc.	1,710,003	57,080
* Owens-Illinois Inc.	1,730,636	53,131
Airgas Inc.	840,938	52,525
Allegheny Technologies Inc.	935,826	51,639
Albemarle Corp.	866,812	48,351
MeadWestvaco Corp.	1,808,263	47,304
International Flavors & Fragrances Inc.	842,402	46,829
Nalco Holding Co.	1,463,729	46,751
Martin Marietta Materials Inc.	481,312	44,396
Sealed Air Corp.	1,689,431	42,996
Ashland Inc.	793,056	40,335
Steel Dynamics Inc.	2,179,458	39,884
Reliance Steel & Aluminum Co.	746,737	38,158
Bemis Co. Inc.	1,155,341	37,733
Sonoco Products Co.	1,070,961	36,059
Aptargroup Inc.	724,631	34,471
Valspar Corp.	999,323	34,457
Domtar Corp.	452,211	34,332
Huntsman Corp.	2,019,437	31,523
Compass Minerals International Inc.	345,442	30,838
RPM International Inc.	1,385,111	30,611
* Hecla Mining Co.	2,685,643	30,240
* Solutia Inc.	1,299,099	29,983
Royal Gold Inc.	538,593	29,423
Packaging Corp. of America	1,102,655	28,493
Cytec Industries Inc.	522,991	27,750
* WR Grace & Co.	775,482	27,243
* Rockwood Holdings Inc.	687,014	26,876
* Coeur d'Alene Mines Corp.	952,295	26,017
Scotts Miracle-Gro Co. Class A	500,226	25,396
Cabot Corp.	661,425	24,903
Temple-Inland Inc.	1,092,134	23,197
* Allied Nevada Gold Corp.	844,866	22,228
Rock-Tenn Co. Class A	395,402	21,332
* Stillwater Mining Co.	974,215	20,799
Commercial Metals Co.	1,222,838	20,287
Sensient Technologies Corp.	528,632	19,417
AK Steel Holding Corp.	1,174,870	19,233
Silgan Holdings Inc.	535,410	19,173
Carpenter Technology Corp.	470,367	18,928
* Intrepid Potash Inc.	483,071	18,014
Olin Corp.	844,081	17,321
* Titanium Metals Corp.	960,177	16,496
Greif Inc. Class A	263,519	16,312
NewMarket Corp.	131,761	16,255
Schnitzer Steel Industries Inc.	244,271	16,217
* Ferro Corp.	921,817	13,495
Minerals Technologies Inc.	200,625	13,123
* Louisiana-Pacific Corp.	1,358,675	12,853
* OM Group Inc.	329,605	12,693
Eagle Materials Inc.	449,120	12,688
* PolyOne Corp.	993,302	12,406
Schweitzer-Mauduit International Inc.	196,141	12,341
Worthington Industries Inc.	653,637	12,027
^ Texas Industries Inc.	258,359	11,828
Globe Specialty Metals Inc.	675,748	11,549
* Georgia Gulf Corp.	458,008	11,020
HB Fuller Co.	524,790	10,769
Arch Chemicals Inc.	258,162	9,792
Balchem Corp.	287,011	9,704
Buckeye Technologies Inc.	454,592	9,551

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Century Aluminum Co.	596,882	9,270
	Kaiser Aluminum Corp.	180,314	9,032
*	RTI International Metals Inc.	334,134	9,015
*	Calgon Carbon Corp.	594,341	8,986
*	US Gold Corp.	1,066,134	8,604
*	Clearwater Paper Corp.	105,151	8,233
*	Brush Engineered Materials Inc.	209,921	8,111
	AMCOL International Corp.	260,006	8,060
	Westlake Chemical Corp.	174,052	7,566
	Deltic Timber Corp.	132,465	7,463
*	Omnova Solutions Inc.	884,178	7,392
	Innophos Holdings Inc.	201,916	7,285
	PH Glatfelter Co.	593,092	7,277
	Koppers Holdings Inc.	201,987	7,227
*	Horsehead Holding Corp.	551,651	7,194
	A Schulman Inc.	310,386	7,105
	Stepan Co.	86,594	6,605
*	Kraton Performance Polymers Inc.	189,055	5,851
	Haynes International Inc.	135,388	5,663
^	Hawkins Inc.	121,125	5,378
*	Innospec Inc.	245,271	5,004
	Zep Inc.	249,646	4,963
	Quaker Chemical Corp.	116,044	4,836
*	Graphic Packaging Holding Co.	1,128,611	4,390
*,^	STR Holdings Inc.	209,973	4,199
*	KapStone Paper and Packaging Corp.	271,456	4,153
*	Zoltek Cos. Inc.	352,682	4,073
	Olympic Steel Inc.	141,513	4,059
	Wausau Paper Corp.	471,193	4,057
	Boise Inc.	490,462	3,889
*	Spartech Corp.	393,942	3,687
	Neenah Paper Inc.	185,933	3,659
*	LSB Industries Inc.	121,548	2,949
*	General Moly Inc.	439,695	2,849
	Myers Industries Inc.	271,799	2,647
*	AM Castle & Co.	135,986	2,503
*,^	Mercer International Inc.	314,066	2,434
*	TPC Group Inc.	73,879	2,240
*,^	Yongye International Inc.	244,426	2,053
*	AEP Industries Inc.	78,796	2,045
*	Headwaters Inc.	441,159	2,021
*,^	China Direct Industries Inc.	1,280,444	1,933
*	US Energy Corp. Wyoming	313,512	1,906
*	Capital Gold Corp.	354,646	1,798
*	Noranda Aluminum Holding Corp.	119,598	1,746
*	Golden Minerals Co.	65,321	1,744
	American Vanguard Corp.	194,871	1,664
*	Universal Stainless & Alloy	52,606	1,646
*	Puda Coal Inc.	115,417	1,645
*	Senomyx Inc.	223,327	1,592
*,^	ShengdaTech Inc.	311,543	1,527
*	Landec Corp.	207,255	1,239
*	Graham Packaging Co. Inc.	89,861	1,172
*	United States Lime & Minerals Inc.	26,723	1,126
*,^	Paramount Gold and Silver Corp.	278,819	1,112
	Chase Corp.	67,372	1,098
*,^	Gulf Resources Inc.	101,268	1,083
*,^	General Steel Holdings Inc.	364,490	1,046
*,^	China Green Agriculture Inc.	111,731	1,006
*,^	Flotek Industries Inc.	178,097	971
*	Ampal American Israel Class A	328,259	758
*	American Pacific Corp.	125,785	723
*	Penford Corp.	110,922	678
*	Metals USA Holdings Corp.	35,104	535

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Nanophase Technologies Corp.	349,493	412
*	Verso Paper Corp.	75,714	259
*,^	China Agritech Inc.	15,731	193
*	Rock of Ages Corp.	23,568	123
*,^	China Precision Steel Inc.	64,208	109
*	Solitario Exploration & Royalty Corp.	23,513	86
*	Continental Materials Corp.	3,495	75
*	Sutor Technology Group Ltd.	5,725	12
	KMG Chemicals Inc.	546	9
*	Orient Paper Inc.	298	2
			6,347,854
Telecommunication Services (2.8%)
	AT&T Inc.	62,333,712	1,831,365
	Verizon Communications Inc.	29,813,847	1,066,739
*	American Tower Corp. Class A	4,232,598	218,571
	CenturyLink Inc.	3,178,591	146,756
*	Crown Castle International Corp.	3,065,141	134,345
*	Sprint Nextel Corp.	31,148,780	131,759
	Qwest Communications International Inc.	16,530,475	125,797
	Frontier Communications Corp.	10,481,643	101,986
*	NII Holdings Inc.	1,779,365	79,466
	Windstream Corp.	5,109,812	71,231
*	SBA Communications Corp. Class A	1,152,114	47,168
*	MetroPCS Communications Inc.	2,613,444	33,008
	Telephone & Data Systems Inc.	733,547	26,811
*	tw telecom inc Class A	1,532,130	26,123
*	Syniverse Holdings Inc.	745,058	22,985
*	Level 3 Communications Inc.	17,685,772	17,332
*	United States Cellular Corp.	185,265	9,252
	Telephone & Data Systems Inc. - Special Common Shares	273,772	8,629
	AboveNet Inc.	144,263	8,434
*,^	Clearwire Corp. Class A	1,549,685	7,981
*	Leap Wireless International Inc.	640,194	7,849
	NTELOS Holdings Corp.	379,024	7,220
*	Cincinnati Bell Inc.	2,414,084	6,759
*	Neutral Tandem Inc.	399,442	5,768
	Consolidated Communications Holdings Inc.	283,680	5,475
	Alaska Communications Systems Group Inc.	477,807	5,304
*	Cogent Communications Group Inc.	371,668	5,255
*	PAETEC Holding Corp.	1,264,014	4,727
	Shenandoah Telecommunications Co.	250,443	4,691
*	General Communication Inc. Class A	361,982	4,583
*	Premiere Global Services Inc.	560,397	3,811
*	Cbeyond Inc.	229,610	3,508
	USA Mobility Inc.	194,539	3,457
	Atlantic Tele-Network Inc.	90,032	3,452
*	Global Crossing Ltd.	250,953	3,242
*	Hughes Communications Inc.	74,262	3,003
	HickoryTech Corp.	285,780	2,744
*	Vonage Holdings Corp.	1,223,933	2,742
*	Iridium Communications Inc.	294,229	2,427
*	ICO Global Communications Holdings Ltd.	1,581,592	2,372
*	8x8 Inc.	982,275	2,338
*,^	Globalstar Inc.	1,457,911	2,114
	IDT Corp. Class B	77,174	1,980
*	SureWest Communications	115,137	1,232
	Warwick Valley Telephone Co.	88,420	1,225
*	FiberTower Corp.	189,474	845
*	Arbinet Corp.	84,203	702
	IDT Corp.	21,611	554
			4,215,117
Utilities (3.4%)
	Southern Co.	8,759,884	334,890
	Exelon Corp.	6,974,408	290,414

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Dominion Resources Inc.	6,217,132	265,596
Duke Energy Corp.	13,917,153	247,864
NextEra Energy Inc.	4,168,255	216,708
PG&E Corp.	4,122,810	197,235
American Electric Power Co. Inc.	5,058,946	182,021
Public Service Enterprise Group Inc.	5,335,496	169,722
Consolidated Edison Inc.	2,984,544	147,944
Entergy Corp.	1,969,820	139,522
Progress Energy Inc.	3,089,518	134,332
PPL Corp.	5,097,809	134,174
Sempra Energy	2,486,410	130,487
Edison International	3,268,720	126,173
FirstEnergy Corp.	3,218,515	119,149
Xcel Energy Inc.	4,853,559	114,301
* AES Corp.	7,139,104	86,954
DTE Energy Co.	1,782,824	80,798
Wisconsin Energy Corp.	1,235,128	72,700
Ameren Corp.	2,530,159	71,325
CenterPoint Energy Inc.	4,224,344	66,407
Constellation Energy Group Inc.	2,030,446	62,193
Northeast Utilities	1,863,811	59,418
Oneok Inc.	1,069,967	59,351
* NRG Energy Inc.	2,679,715	52,362
NiSource Inc.	2,941,215	51,824
SCANA Corp.	1,266,340	51,413
* Calpine Corp.	3,764,086	50,213
National Fuel Gas Co.	737,460	48,392
Pinnacle West Capital Corp.	1,149,173	47,633
OGE Energy Corp.	1,033,713	47,075
American Water Works Co. Inc.	1,848,528	46,749
NSTAR	1,102,437	46,512
CMS Energy Corp.	2,433,582	45,265
Allegheny Energy Inc.	1,794,347	43,495
Alliant Energy Corp.	1,178,570	43,336
Pepco Holdings Inc.	2,368,100	43,218
Integrys Energy Group Inc.	816,845	39,625
MDU Resources Group Inc.	1,901,259	38,539
TECO Energy Inc.	2,156,636	38,388
UGI Corp.	1,167,282	36,863
NV Energy Inc.	2,498,719	35,107
Energen Corp.	722,687	34,877
ITC Holdings Corp.	535,152	33,169
Aqua America Inc.	1,448,289	32,558
DPL Inc.	1,264,949	32,522
Questar Corp.	1,852,974	32,260
Westar Energy Inc.	1,249,017	31,425
* GenOn Energy Inc.	8,083,359	30,798
Atmos Energy Corp.	962,531	30,031
AGL Resources Inc.	821,971	29,468
Great Plains Energy Inc.	1,430,376	27,735
Nicor Inc.	485,318	24,227
Hawaiian Electric Industries Inc.	996,261	22,705
Piedmont Natural Gas Co. Inc.	766,007	21,418
Vectren Corp.	823,503	20,900
Cleco Corp.	649,860	19,990
WGL Holdings Inc.	541,972	19,386
IDACORP Inc.	515,152	19,050
New Jersey Resources Corp.	441,326	19,026
Southwest Gas Corp.	486,277	17,832
Portland General Electric Co.	804,321	17,454
South Jersey Industries Inc.	319,422	16,872
UIL Holdings Corp.	511,179	15,315
Unisource Energy Corp.	386,321	13,846
Avista Corp.	587,564	13,232

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

					Market
					Value
				Shares	($000)
	Northwest Natural Gas Co.			284,302	13,211
*	El Paso Electric Co.			468,879	12,908
	Allete Inc.			341,050	12,708
	PNM Resources Inc.			932,147	12,137
	Black Hills Corp.			398,230	11,947
	NorthWestern Corp.			387,162	11,162
	MGE Energy Inc.			244,475	10,454
	Laclede Group Inc.			246,572	9,010
	Otter Tail Corp.			383,965	8,655
	Empire District Electric Co.			375,875	8,344
	California Water Service Group			213,643	7,962
	CH Energy Group Inc.			154,444	7,551
^	Ormat Technologies Inc.			225,854	6,681
	American States Water Co.			178,779	6,162
*	Dynegy Inc. Class A			1,034,051	5,811
	Chesapeake Utilities Corp.			122,040	5,067
	Middlesex Water Co.			235,412	4,320
	SJW Corp.			152,695	4,042
	Connecticut Water Service Inc.			133,353	3,718
	Central Vermont Public Service Corp.			114,654	2,506
	Unitil Corp.			99,792	2,269
	York Water Co.			126,455	2,186
	Consolidated Water Co. Ltd.			158,667	1,455
	Artesian Resources Corp. Class A			37,008	701
	Pennichuck Corp.			25,012	684
*	Cadiz Inc.			53,431	665
*,^	China Natural Gas Inc.			33,652	185
*	Purecycle Corp.			26,728	95
*	Synthesis Energy Systems Inc.			33,142	39
	RGC Resources Inc.			1,039	33

					5,064,451
Total Common Stocks (Cost $134,126,170)					149,862,560

		Coupon

Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
3,4	Vanguard Market Liquidity Fund	0.211%		1,122,830,000	1,122,830

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Fannie Mae Discount Notes	0.200%	2/14/11	30,000	29,993
5,6	Freddie Mac Discount Notes	0.296%	3/31/11	15,000	14,992
5,6	Freddie Mac Discount Notes	0.205%	4/19/11	25,000	24,984
					69,969
Total Temporary Cash Investments (Cost $1,192,797)					1,192,799
Total Investments (100.4%) (Cost $135,318,967)					151,055,359
Other Assets and Liabilities—Net (-0.4%)[4]					(616,489)
Net Assets (100%)					150,438,870

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $539,942,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2010

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $581,675,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $62,973,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

55

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) as of December 31, 2010 and for the year then ended and have issued our unqualified report thereon dated February 8, 2011. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2010. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 8, 2011

56

© 2011The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 850_022011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2010: $367,000
Fiscal Year Ended December 31, 2009: $328,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2010: $3,607,060
Fiscal Year Ended December 31, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2010: $791,350
Fiscal Year Ended December 31, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2010: $336,090
Fiscal Year Ended December 31, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2010: $16,000
Fiscal Year Ended December 31, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2010: $352,090
Fiscal Year Ended December 31, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 17, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.